UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Target Volatility Portfolio VIP Target Volatility Portfolio Service Class 2

This annual shareholder report contains information about VIP Target Volatility Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 33	0.32%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning, which is primarily driven by volatility management, contributed to the fund's performance versus the Composite index for the year, whereas security selection detracted.
•The portfolio's core equity allocation strategy aided the portfolio's relative outcome. Specifically, a roughly equal weight allocation to international developed- and emerging markets stocks added considerable value this period, as returns in these asset classes substantially outperformed U.S. equities in 2025. Reflecting this performance disparity, an approximately equal weight position in U.S. stocks modestly detracted, slightly diminishing the positive impact of our equity allocation approach.
•The fund's fixed-income positioning moderately hurt. While adjustments made to the fund's cash position during the year helped, a slight underweight in investment-grade bonds pressured performance.
•From a security selection standpoint, picks among both developed- and emerging-markets equities weighed on relative performance due to disappointing results from Fidelity® Overseas Fund and, to a lesser extent, Fidelity® Emerging Markets Fund.
•Stock selection in the U.S. boosted the fund's relative result, led by Fidelity® VIP Stock Selector Portfolio, the largest holding this period. Here, investment choices in the communication services and financials sectors helped most. A stake in Fidelity® Stock Selector Small Cap Fund was another plus. Conversely, exposure to Fidelity® Enhanced Large Cap Core ETF modestly detracted.
•Turning to fixed-income, an investment in Fidelity® Total Bond Fund stood out to the upside in terms of security selection.
•As of December 31, the fund maintained a slight overweight in U.S. stocks, along with roughly equal-weight allocations in international developed- and emerging-markets equities. We decreased the portfolio's U.S. and international equity allocations this period and increased exposure to investment-grade bond holdings. As of year-end, our investment-grade bond positioning was close to the fund's target weight, while cash was slightly below.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	10.90%	5.56%	6.89%
Fidelity VIP Target Volatility Portfolio Composite Index℠	16.53%	7.03%	8.35%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$7,510,862
Number of Holdings	15
Total Advisory Fee	$202,393
Portfolio Turnover	149%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.7
Bond Funds - 28.1
International Equity Funds - 27.1
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	36.0
Fidelity Total Bond Fund	24.0
Fidelity Overseas Fund	14.9
Fidelity Emerging Markets Fund	8.6
Fidelity U.S. Bond Index Fund	4.0
Fidelity International Value Fund	2.8
Fidelity Stock Selector Small Cap Fund	1.9
Fidelity Hedged Equity Fund	1.2
VIP Value Strategies Portfolio - Investor Class	0.9
Fidelity Contrafund	0.7
95.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914353.101    2521-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Target Volatility Portfolio VIP Target Volatility Portfolio Service Class

This annual shareholder report contains information about VIP Target Volatility Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 17	0.16%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning, which is primarily driven by volatility management, contributed to the fund's performance versus the Composite index for the year, whereas security selection detracted.
•The portfolio's core equity allocation strategy aided the portfolio's relative outcome. Specifically, a roughly equal weight allocation to international developed- and emerging markets stocks added considerable value this period, as returns in these asset classes substantially outperformed U.S. equities in 2025. Reflecting this performance disparity, an approximately equal weight position in U.S. stocks modestly detracted, slightly diminishing the positive impact of our equity allocation approach.
•The fund's fixed-income positioning moderately hurt. While adjustments made to the fund's cash position during the year helped, a slight underweight in investment-grade bonds pressured performance.
•From a security selection standpoint, picks among both developed- and emerging-markets equities weighed on relative performance due to disappointing results from Fidelity® Overseas Fund and, to a lesser extent, Fidelity® Emerging Markets Fund.
•Stock selection in the U.S. boosted the fund's relative result, led by Fidelity® VIP Stock Selector Portfolio, the largest holding this period. Here, investment choices in the communication services and financials sectors helped most. A stake in Fidelity® Stock Selector Small Cap Fund was another plus. Conversely, exposure to Fidelity® Enhanced Large Cap Core ETF modestly detracted.
•Turning to fixed-income, an investment in Fidelity® Total Bond Fund stood out to the upside in terms of security selection.
•As of December 31, the fund maintained a slight overweight in U.S. stocks, along with roughly equal-weight allocations in international developed- and emerging-markets equities. We decreased the portfolio's U.S. and international equity allocations this period and increased exposure to investment-grade bond holdings. As of year-end, our investment-grade bond positioning was close to the fund's target weight, while cash was slightly below.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	10.85%	5.68%	7.03%
Fidelity VIP Target Volatility Portfolio Composite Index℠	16.53%	7.03%	8.35%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$7,510,862
Number of Holdings	15
Total Advisory Fee	$202,393
Portfolio Turnover	149%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.7
Bond Funds - 28.1
International Equity Funds - 27.1
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	36.0
Fidelity Total Bond Fund	24.0
Fidelity Overseas Fund	14.9
Fidelity Emerging Markets Fund	8.6
Fidelity U.S. Bond Index Fund	4.0
Fidelity International Value Fund	2.8
Fidelity Stock Selector Small Cap Fund	1.9
Fidelity Hedged Equity Fund	1.2
VIP Value Strategies Portfolio - Investor Class	0.9
Fidelity Contrafund	0.7
95.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914352.101    2520-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Service Class 2

This annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 92	0.88%
What affected the Fund's performance this period?

•Risk assets throughout the world largely achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection in the fund's high-yield bond subportfolio meaningfully contributed to the fund's result, especially its out-of-benchmark equity holdings. Picks in the telecommunications and technology & electronics groups contributed the most.
•In addition, the fund's out-of-benchmark allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, outperformed in a generally falling interest-rate environment.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Venezuela being notable standouts.
•Changes to the portfolio this period included adding to high-yield bonds and floating-rate loans, while reducing the fund's allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	8.58%	2.79%	4.40%
Fidelity Strategic Income Composite Index℠	7.57%	2.08%	4.15%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,643,005,406
Number of Holdings	1,485
Total Advisory Fee	$9,967,085
Portfolio Turnover	76%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.5
AAA - 0.7
AA - 2.5
A - 0.8
BBB - 6.7
BB - 12.9
B - 16.4
CCC,CC,C - 6.5
D - 0.0
Not Rated - 11.7
Equities - 9.3
Short-Term Investments and Net Other Assets (Liabilities) - 13.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.3
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.3
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 75.0
Germany - 5.4
Canada - 1.4
Mexico - 1.4
United Kingdom - 1.4
Brazil - 1.1
Saudi Arabia - 1.0
United Arab Emirates - 0.8
Colombia - 0.7
Others - 11.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.4
German Federal Republic	5.4
US Treasury Bonds	4.8
Freddie Mac Multifamily Structured pass-thru certificates	2.7
iShares Broad USD High Yield Corporate Bond ETF	1.2
EchoStar Corp	1.1
TransDigm Inc	0.8
NVIDIA Corp	0.8
Energy Transfer LP	0.8
X Corp	0.7
32.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914257.101    1328-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Service Class

This annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 76	0.73%
What affected the Fund's performance this period?

•Risk assets throughout the world largely achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection in the fund's high-yield bond subportfolio meaningfully contributed to the fund's result, especially its out-of-benchmark equity holdings. Picks in the telecommunications and technology & electronics groups contributed the most.
•In addition, the fund's out-of-benchmark allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, outperformed in a generally falling interest-rate environment.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Venezuela being notable standouts.
•Changes to the portfolio this period included adding to high-yield bonds and floating-rate loans, while reducing the fund's allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	8.79%	2.95%	4.57%
Fidelity Strategic Income Composite Index℠	7.57%	2.08%	4.15%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,643,005,406
Number of Holdings	1,485
Total Advisory Fee	$9,967,085
Portfolio Turnover	76%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.5
AAA - 0.7
AA - 2.5
A - 0.8
BBB - 6.7
BB - 12.9
B - 16.4
CCC,CC,C - 6.5
D - 0.0
Not Rated - 11.7
Equities - 9.3
Short-Term Investments and Net Other Assets (Liabilities) - 13.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.3
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.3
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 75.0
Germany - 5.4
Canada - 1.4
Mexico - 1.4
United Kingdom - 1.4
Brazil - 1.1
Saudi Arabia - 1.0
United Arab Emirates - 0.8
Colombia - 0.7
Others - 11.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.4
German Federal Republic	5.4
US Treasury Bonds	4.8
Freddie Mac Multifamily Structured pass-thru certificates	2.7
iShares Broad USD High Yield Corporate Bond ETF	1.2
EchoStar Corp	1.1
TransDigm Inc	0.8
NVIDIA Corp	0.8
Energy Transfer LP	0.8
X Corp	0.7
32.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914256.101    1327-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Investor Class

This annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 70	0.67%
What affected the Fund's performance this period?

•Risk assets throughout the world largely achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection in the fund's high-yield bond subportfolio meaningfully contributed to the fund's result, especially its out-of-benchmark equity holdings. Picks in the telecommunications and technology & electronics groups contributed the most.
•In addition, the fund's out-of-benchmark allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, outperformed in a generally falling interest-rate environment.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Venezuela being notable standouts.
•Changes to the portfolio this period included adding to high-yield bonds and floating-rate loans, while reducing the fund's allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	8.82%	3.02%	4.62%
Fidelity Strategic Income Composite Index℠	7.57%	2.08%	4.15%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,643,005,406
Number of Holdings	1,485
Total Advisory Fee	$9,967,085
Portfolio Turnover	76%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.5
AAA - 0.7
AA - 2.5
A - 0.8
BBB - 6.7
BB - 12.9
B - 16.4
CCC,CC,C - 6.5
D - 0.0
Not Rated - 11.7
Equities - 9.3
Short-Term Investments and Net Other Assets (Liabilities) - 13.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.3
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.3
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 75.0
Germany - 5.4
Canada - 1.4
Mexico - 1.4
United Kingdom - 1.4
Brazil - 1.1
Saudi Arabia - 1.0
United Arab Emirates - 0.8
Colombia - 0.7
Others - 11.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.4
German Federal Republic	5.4
US Treasury Bonds	4.8
Freddie Mac Multifamily Structured pass-thru certificates	2.7
iShares Broad USD High Yield Corporate Bond ETF	1.2
EchoStar Corp	1.1
TransDigm Inc	0.8
NVIDIA Corp	0.8
Energy Transfer LP	0.8
X Corp	0.7
32.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914258.101    1470-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Initial Class

This annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 66	0.63%
What affected the Fund's performance this period?

•Risk assets throughout the world largely achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection in the fund's high-yield bond subportfolio meaningfully contributed to the fund's result, especially its out-of-benchmark equity holdings. Picks in the telecommunications and technology & electronics groups contributed the most.
•In addition, the fund's out-of-benchmark allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, outperformed in a generally falling interest-rate environment.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Venezuela being notable standouts.
•Changes to the portfolio this period included adding to high-yield bonds and floating-rate loans, while reducing the fund's allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	8.85%	3.07%	4.66%
Fidelity Strategic Income Composite Index℠	7.57%	2.08%	4.15%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,643,005,406
Number of Holdings	1,485
Total Advisory Fee	$9,967,085
Portfolio Turnover	76%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.5
AAA - 0.7
AA - 2.5
A - 0.8
BBB - 6.7
BB - 12.9
B - 16.4
CCC,CC,C - 6.5
D - 0.0
Not Rated - 11.7
Equities - 9.3
Short-Term Investments and Net Other Assets (Liabilities) - 13.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.3
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.3
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 75.0
Germany - 5.4
Canada - 1.4
Mexico - 1.4
United Kingdom - 1.4
Brazil - 1.1
Saudi Arabia - 1.0
United Arab Emirates - 0.8
Colombia - 0.7
Others - 11.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.4
German Federal Republic	5.4
US Treasury Bonds	4.8
Freddie Mac Multifamily Structured pass-thru certificates	2.7
iShares Broad USD High Yield Corporate Bond ETF	1.2
EchoStar Corp	1.1
TransDigm Inc	0.8
NVIDIA Corp	0.8
Energy Transfer LP	0.8
X Corp	0.7
32.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914255.101    1326-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Investor Freedom Income Portfolio℠ VIP Investor Freedom Income Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom Income Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom Income Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
VIP Investor Freedom Income Portfolio℠	9.63%	2.31%	4.40%
Fidelity VIP Freedom Investor Income Composite Index℠	9.44%	2.60%	4.22%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$77,433,373
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	30%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.4
Short-Term Funds - 14.2
International Equity Funds - 12.4
Domestic Equity Funds - 12.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	38.2
Fidelity Inflation-Protected Bond Index Fund	15.5
VIP Government Money Market Portfolio - Investor Class	14.2
VIP Overseas Portfolio - Investor Class	8.5
VIP Emerging Markets Portfolio - Investor Class	3.9
Fidelity International Bond Index Fund	3.6
VIP Growth Portfolio - Investor Class	3.2
Fidelity Long-Term Treasury Bond Index Fund	2.9
VIP Growth & Income Portfolio - Investor Class	2.1
VIP Contrafund Portfolio - Investor Class	1.9
94.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914298.101    1502-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Investor Freedom 2050 Portfolio℠ VIP Investor Freedom 2050 Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom 2050 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2050 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
VIP Investor Freedom 2050 Portfolio℠	19.73%	16.16%
Fidelity VIP Freedom Investor 2050 Composite Index℠	21.42%	17.29%
S&P 500® Index	17.88%	21.93%
A   From April 13, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$13,532,536
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	32%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.1
International Equity Funds - 40.0
Bond Funds - 6.5
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	28.0
VIP Growth Portfolio - Investor Class	15.1
VIP Emerging Markets Portfolio - Investor Class	12.0
VIP Growth & Income Portfolio - Investor Class	10.1
VIP Contrafund Portfolio - Investor Class	9.0
VIP Equity Income Portfolio - Investor Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.3
VIP Value Portfolio - Investor Class	5.1
VIP Value Strategies Portfolio - Investor Class	2.6
VIP Mid Cap Portfolio - Investor Class	2.3
97.9
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914408.101    6577-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Investor Freedom 2045 Portfolio℠ VIP Investor Freedom 2045 Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom 2045 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2045 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
VIP Investor Freedom 2045 Portfolio℠	19.69%	16.15%
Fidelity VIP Freedom Investor 2045 Composite Index℠	21.41%	17.29%
S&P 500® Index	17.88%	21.93%
A   From April 13, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$8,371,778
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	44%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.6
International Equity Funds - 39.6
Bond Funds - 7.4
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	27.7
VIP Growth Portfolio - Investor Class	14.9
VIP Emerging Markets Portfolio - Investor Class	11.9
VIP Growth & Income Portfolio - Investor Class	10.0
VIP Contrafund Portfolio - Investor Class	9.0
VIP Equity Income Portfolio - Investor Class	7.3
Fidelity Long-Term Treasury Bond Index Fund	6.3
VIP Value Portfolio - Investor Class	5.1
VIP Value Strategies Portfolio - Investor Class	2.5
VIP Mid Cap Portfolio - Investor Class	2.3
97.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914407.101    6576-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Investor Freedom 2040 Portfolio℠ VIP Investor Freedom 2040 Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom 2040 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2040 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
VIP Investor Freedom 2040 Portfolio℠	18.69%	15.34%
Fidelity VIP Freedom Investor 2040 Composite Index℠	19.96%	16.33%
S&P 500® Index	17.88%	21.93%
A   From April 13, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$25,148,524
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	33%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 46.3
International Equity Funds - 36.0
Bond Funds - 16.3
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	25.0
VIP Growth Portfolio - Investor Class	13.4
VIP Emerging Markets Portfolio - Investor Class	11.0
VIP Growth & Income Portfolio - Investor Class	9.0
Fidelity Long-Term Treasury Bond Index Fund	8.4
VIP Contrafund Portfolio - Investor Class	8.0
VIP Equity Income Portfolio - Investor Class	6.5
VIP Investment Grade Bond II Portfolio - Investor Class	4.8
VIP Value Portfolio - Investor Class	4.6
VIP Value Strategies Portfolio - Investor Class	2.3
93.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914406.101    6575-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Investor Freedom 2035 Portfolio℠ VIP Investor Freedom 2035 Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom 2035 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2035 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
VIP Investor Freedom 2035 Portfolio℠	16.61%	13.33%
Fidelity VIP Freedom Investor 2035 Composite Index℠	17.51%	14.13%
S&P 500® Index	17.88%	21.93%
A   From April 13, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$37,453,288
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	39%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.4
Bond Funds - 31.3
International Equity Funds - 30.0
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	20.9
VIP Investment Grade Bond II Portfolio - Investor Class	17.4
VIP Growth Portfolio - Investor Class	10.8
VIP Emerging Markets Portfolio - Investor Class	9.1
Fidelity Long-Term Treasury Bond Index Fund	7.9
VIP Growth & Income Portfolio - Investor Class	7.2
VIP Contrafund Portfolio - Investor Class	6.5
VIP Equity Income Portfolio - Investor Class	5.3
Fidelity Inflation-Protected Bond Index Fund	4.3
VIP Value Portfolio - Investor Class	3.6
93.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914405.101    6574-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Investor Freedom 2030 Portfolio℠ VIP Investor Freedom 2030 Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom 2030 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2030 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
VIP Investor Freedom 2030 Portfolio℠	15.37%	6.18%	8.81%
Fidelity VIP Freedom Investor 2030 Composite Index℠	16.09%	6.42%	8.83%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$392,495,830
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	31%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 39.4
Domestic Equity Funds - 32.5
International Equity Funds - 26.7
Short-Term Funds - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	21.3
VIP Overseas Portfolio - Investor Class	18.6
VIP Growth Portfolio - Investor Class	9.3
Fidelity Inflation-Protected Bond Index Fund	8.3
VIP Emerging Markets Portfolio - Investor Class	8.1
Fidelity Long-Term Treasury Bond Index Fund	7.5
VIP Growth & Income Portfolio - Investor Class	6.3
VIP Contrafund Portfolio - Investor Class	5.6
VIP Equity Income Portfolio - Investor Class	4.6
VIP Value Portfolio - Investor Class	3.2
92.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914297.101    1501-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Investor Freedom 2025 Portfolio℠ VIP Investor Freedom 2025 Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom 2025 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2025 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
VIP Investor Freedom 2025 Portfolio℠	14.44%	5.46%	7.95%
Fidelity VIP Freedom Investor 2025 Composite Index℠	15.02%	5.71%	7.90%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$211,299,618
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	32%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.8
Domestic Equity Funds - 28.6
International Equity Funds - 24.1
Short-Term Funds - 1.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	24.3
VIP Overseas Portfolio - Investor Class	16.8
Fidelity Inflation-Protected Bond Index Fund	12.0
VIP Growth Portfolio - Investor Class	8.2
VIP Emerging Markets Portfolio - Investor Class	7.3
Fidelity Long-Term Treasury Bond Index Fund	6.9
VIP Growth & Income Portfolio - Investor Class	5.5
VIP Contrafund Portfolio - Investor Class	4.9
VIP Equity Income Portfolio - Investor Class	4.0
VIP Value Portfolio - Investor Class	2.8
92.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914296.101    1499-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Investor Freedom 2020 Portfolio℠ VIP Investor Freedom 2020 Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom 2020 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2020 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
VIP Investor Freedom 2020 Portfolio℠	13.29%	4.79%	7.33%
Fidelity VIP Freedom Investor 2020 Composite Index℠	13.55%	5.00%	7.22%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$179,319,032
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	32%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 23.9
International Equity Funds - 20.5
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	32.5
VIP Overseas Portfolio - Investor Class	14.2
Fidelity Inflation-Protected Bond Index Fund	13.1
VIP Growth Portfolio - Investor Class	6.7
VIP Emerging Markets Portfolio - Investor Class	6.3
VIP Growth & Income Portfolio - Investor Class	4.6
VIP Contrafund Portfolio - Investor Class	4.0
Fidelity International Bond Index Fund	4.0
Fidelity Long-Term Treasury Bond Index Fund	3.5
VIP Equity Income Portfolio - Investor Class	3.3
92.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914295.101    1498-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Investor Freedom 2015 Portfolio℠ VIP Investor Freedom 2015 Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom 2015 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2015 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
VIP Investor Freedom 2015 Portfolio℠	11.87%	3.95%	6.55%
Fidelity VIP Freedom Investor 2015 Composite Index℠	11.96%	4.18%	6.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$88,924,344
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	29%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.6
Domestic Equity Funds - 18.9
International Equity Funds - 17.2
Short-Term Funds - 6.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	35.3
Fidelity Inflation-Protected Bond Index Fund	13.9
VIP Overseas Portfolio - Investor Class	11.9
VIP Government Money Market Portfolio - Investor Class	6.3
VIP Emerging Markets Portfolio - Investor Class	5.3
VIP Growth Portfolio - Investor Class	5.2
Fidelity International Bond Index Fund	3.8
VIP Growth & Income Portfolio - Investor Class	3.5
Fidelity Long-Term Treasury Bond Index Fund	3.4
VIP Contrafund Portfolio - Investor Class	3.1
91.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914294.101    1497-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Investor Freedom 2010 Portfolio℠ VIP Investor Freedom 2010 Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom 2010 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2010 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an overweight in long-term U.S. Treasury bonds detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
VIP Investor Freedom 2010 Portfolio℠	10.57%	3.11%	5.68%
Fidelity VIP Freedom Investor 2010 Composite Index℠	10.39%	3.34%	5.53%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$51,071,287
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	30%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.2
Domestic Equity Funds - 14.3
International Equity Funds - 14.0
Short-Term Funds - 11.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	37.2
Fidelity Inflation-Protected Bond Index Fund	15.0
VIP Government Money Market Portfolio - Investor Class	11.5
VIP Overseas Portfolio - Investor Class	9.6
VIP Emerging Markets Portfolio - Investor Class	4.4
VIP Growth Portfolio - Investor Class	3.9
Fidelity International Bond Index Fund	3.7
Fidelity Long-Term Treasury Bond Index Fund	3.1
VIP Growth & Income Portfolio - Investor Class	2.6
VIP Contrafund Portfolio - Investor Class	2.3
93.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914293.101    1496-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Service Class 2

This annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 65	0.62%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, the fund's modestly longer duration (i.e., slightly more interest-rate sensitivity) contributed to performance versus the Bloomberg U.S. Aggregate Index for the year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a modest contribution to relative performance, led by picks among financials, particularly banks and REITs.
•In the government-related sector, non-index exposure to bonds issued by Mexico's state-owned oil and gas company Pemex (Petroleos Mexicanos) buoyed relative performance as well.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities, helped.
•In contrast, the fund's underweight in mortgage-backed securities detracted versus the benchmark.
•An underweight in the bonds of industrial firms within the corporate sector also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	6.93%	-0.21%	2.45%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,995,249,268
Number of Holdings	2,301
Total Advisory Fee	$17,453,559
Portfolio Turnover	172%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.8
AAA - 6.6
AA - 1.3
A - 7.6
BBB - 13.0
BB - 3.0
B - 1.0
CCC,CC,C - 0.0
Not Rated - 6.0
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 48.9
Corporate Bonds - 22.5
U.S. Government Agency - Mortgage Securities - 14.9
Asset-Backed Securities - 9.2
CMOs and Other Mortgage Related Securities - 6.3
Other Investments - 0.1
Bank Loan Obligations - 0.1
Preferred Securities - 0.1
Options - 0.1
Foreign Government and Government Agency Obligations - 0.1
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Grand Cayman (UK Overseas Ter) - 4.8
Mexico - 0.8
Bailiwick Of Jersey - 0.7
Ireland - 0.6
United Kingdom - 0.5
Netherlands - 0.4
Switzerland - 0.3
Multi-national - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.0
US Treasury Bonds	11.9
Fannie Mae Mortgage pass-thru certificates	5.0
Ginnie Mae II Pool	3.7
Freddie Mac Gold Pool	3.1
Uniform Mortgage Backed Securities	2.3
Freddie Mac Multifamily Structured pass-thru certificates	1.4
Bank of America Corp	1.1
JPMorgan Chase & Co	1.1
Petroleos Mexicanos	0.8
67.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914193.101    367-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Service Class

This annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 49	0.47%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, the fund's modestly longer duration (i.e., slightly more interest-rate sensitivity) contributed to performance versus the Bloomberg U.S. Aggregate Index for the year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a modest contribution to relative performance, led by picks among financials, particularly banks and REITs.
•In the government-related sector, non-index exposure to bonds issued by Mexico's state-owned oil and gas company Pemex (Petroleos Mexicanos) buoyed relative performance as well.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities, helped.
•In contrast, the fund's underweight in mortgage-backed securities detracted versus the benchmark.
•An underweight in the bonds of industrial firms within the corporate sector also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	7.14%	-0.06%	2.61%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,995,249,268
Number of Holdings	2,301
Total Advisory Fee	$17,453,559
Portfolio Turnover	172%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.8
AAA - 6.6
AA - 1.3
A - 7.6
BBB - 13.0
BB - 3.0
B - 1.0
CCC,CC,C - 0.0
Not Rated - 6.0
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 48.9
Corporate Bonds - 22.5
U.S. Government Agency - Mortgage Securities - 14.9
Asset-Backed Securities - 9.2
CMOs and Other Mortgage Related Securities - 6.3
Other Investments - 0.1
Bank Loan Obligations - 0.1
Preferred Securities - 0.1
Options - 0.1
Foreign Government and Government Agency Obligations - 0.1
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Grand Cayman (UK Overseas Ter) - 4.8
Mexico - 0.8
Bailiwick Of Jersey - 0.7
Ireland - 0.6
United Kingdom - 0.5
Netherlands - 0.4
Switzerland - 0.3
Multi-national - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.0
US Treasury Bonds	11.9
Fannie Mae Mortgage pass-thru certificates	5.0
Ginnie Mae II Pool	3.7
Freddie Mac Gold Pool	3.1
Uniform Mortgage Backed Securities	2.3
Freddie Mac Multifamily Structured pass-thru certificates	1.4
Bank of America Corp	1.1
JPMorgan Chase & Co	1.1
Petroleos Mexicanos	0.8
67.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914194.101    827-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Investor Class

This annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 42	0.41%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, the fund's modestly longer duration (i.e., slightly more interest-rate sensitivity) contributed to performance versus the Bloomberg U.S. Aggregate Index for the year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a modest contribution to relative performance, led by picks among financials, particularly banks and REITs.
•In the government-related sector, non-index exposure to bonds issued by Mexico's state-owned oil and gas company Pemex (Petroleos Mexicanos) buoyed relative performance as well.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities, helped.
•In contrast, the fund's underweight in mortgage-backed securities detracted versus the benchmark.
•An underweight in the bonds of industrial firms within the corporate sector also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	7.22%	0.02%	2.68%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,995,249,268
Number of Holdings	2,301
Total Advisory Fee	$17,453,559
Portfolio Turnover	172%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.8
AAA - 6.6
AA - 1.3
A - 7.6
BBB - 13.0
BB - 3.0
B - 1.0
CCC,CC,C - 0.0
Not Rated - 6.0
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 48.9
Corporate Bonds - 22.5
U.S. Government Agency - Mortgage Securities - 14.9
Asset-Backed Securities - 9.2
CMOs and Other Mortgage Related Securities - 6.3
Other Investments - 0.1
Bank Loan Obligations - 0.1
Preferred Securities - 0.1
Options - 0.1
Foreign Government and Government Agency Obligations - 0.1
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Grand Cayman (UK Overseas Ter) - 4.8
Mexico - 0.8
Bailiwick Of Jersey - 0.7
Ireland - 0.6
United Kingdom - 0.5
Netherlands - 0.4
Switzerland - 0.3
Multi-national - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.0
US Treasury Bonds	11.9
Fannie Mae Mortgage pass-thru certificates	5.0
Ginnie Mae II Pool	3.7
Freddie Mac Gold Pool	3.1
Uniform Mortgage Backed Securities	2.3
Freddie Mac Multifamily Structured pass-thru certificates	1.4
Bank of America Corp	1.1
JPMorgan Chase & Co	1.1
Petroleos Mexicanos	0.8
67.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914191.101    1460-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Initial Class

This annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 39	0.37%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, the fund's modestly longer duration (i.e., slightly more interest-rate sensitivity) contributed to performance versus the Bloomberg U.S. Aggregate Index for the year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a modest contribution to relative performance, led by picks among financials, particularly banks and REITs.
•In the government-related sector, non-index exposure to bonds issued by Mexico's state-owned oil and gas company Pemex (Petroleos Mexicanos) buoyed relative performance as well.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities, helped.
•In contrast, the fund's underweight in mortgage-backed securities detracted versus the benchmark.
•An underweight in the bonds of industrial firms within the corporate sector also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	7.22%	0.06%	2.71%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,995,249,268
Number of Holdings	2,301
Total Advisory Fee	$17,453,559
Portfolio Turnover	172%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.8
AAA - 6.6
AA - 1.3
A - 7.6
BBB - 13.0
BB - 3.0
B - 1.0
CCC,CC,C - 0.0
Not Rated - 6.0
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 48.9
Corporate Bonds - 22.5
U.S. Government Agency - Mortgage Securities - 14.9
Asset-Backed Securities - 9.2
CMOs and Other Mortgage Related Securities - 6.3
Other Investments - 0.1
Bank Loan Obligations - 0.1
Preferred Securities - 0.1
Options - 0.1
Foreign Government and Government Agency Obligations - 0.1
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Grand Cayman (UK Overseas Ter) - 4.8
Mexico - 0.8
Bailiwick Of Jersey - 0.7
Ireland - 0.6
United Kingdom - 0.5
Netherlands - 0.4
Switzerland - 0.3
Multi-national - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.0
US Treasury Bonds	11.9
Fannie Mae Mortgage pass-thru certificates	5.0
Ginnie Mae II Pool	3.7
Freddie Mac Gold Pool	3.1
Uniform Mortgage Backed Securities	2.3
Freddie Mac Multifamily Structured pass-thru certificates	1.4
Bank of America Corp	1.1
JPMorgan Chase & Co	1.1
Petroleos Mexicanos	0.8
67.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914192.101    155-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Service Class 2

This annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 51	0.50%

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$10,453,631,940
Number of Holdings	640
Total Advisory Fee	$25,662,709
What did the Fund invest in?
(as of December 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	60.1
8-30	10.9
31-60	12.8
61-90	9.6
91-180	8.0
>180	3.2

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 38.0
U.S. Treasury Obligations - 36.9
U.S. Government Agency - Debt - 29.7
Net Other Assets (Liabilities) - (4.6)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914126.101    359-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Service Class

This annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 35	0.35%

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$10,453,631,940
Number of Holdings	640
Total Advisory Fee	$25,662,709
What did the Fund invest in?
(as of December 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	60.1
8-30	10.9
31-60	12.8
61-90	9.6
91-180	8.0
>180	3.2

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 38.0
U.S. Treasury Obligations - 36.9
U.S. Government Agency - Debt - 29.7
Net Other Assets (Liabilities) - (4.6)%

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914127.101    713-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Investor Class

This annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 28	0.28%

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$10,453,631,940
Number of Holdings	640
Total Advisory Fee	$25,662,709
What did the Fund invest in?
(as of December 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	60.1
8-30	10.9
31-60	12.8
61-90	9.6
91-180	8.0
>180	3.2

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 38.0
U.S. Treasury Obligations - 36.9
U.S. Government Agency - Debt - 29.7
Net Other Assets (Liabilities) - (4.6)%

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914124.101    1455-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Initial Class

This annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 25	0.25%

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$10,453,631,940
Number of Holdings	640
Total Advisory Fee	$25,662,709
What did the Fund invest in?
(as of December 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	60.1
8-30	10.9
31-60	12.8
61-90	9.6
91-180	8.0
>180	3.2

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 38.0
U.S. Treasury Obligations - 36.9
U.S. Government Agency - Debt - 29.7
Net Other Assets (Liabilities) - (4.6)%

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914125.101    153-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP FundsManager® 85% Portfolio VIP FundsManager® 85% Portfolio Service Class 2

This annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	19.26%	8.93%	10.34%
Fidelity VIP FundsManager 85% Composite Index℠	20.73%	9.84%	10.89%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,204,579,835
Number of Holdings	39
Total Advisory Fee	$1,054,768
Portfolio Turnover	28%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.5
International Equity Funds - 33.2
Bond Funds - 12.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	40.5
Fidelity Overseas Fund	10.5
Fidelity Emerging Markets Fund	7.9
Fidelity Total Bond Fund	4.4
VIP Investment Grade Bond II Portfolio - Investor Class	4.4
Fidelity Stock Selector Small Cap Fund	3.5
Fidelity Total International Equity Fund	3.5
Fidelity International Capital Appreciation Fund	3.4
Fidelity International Discovery Fund	2.6
VIP Value Strategies Portfolio - Investor Class	1.9
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914314.101    1595-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP FundsManager® 85% Portfolio VIP FundsManager® 85% Portfolio Service Class

This annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	19.43%	9.15%	10.55%
Fidelity VIP FundsManager 85% Composite Index℠	20.73%	9.84%	10.89%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,204,579,835
Number of Holdings	39
Total Advisory Fee	$1,054,768
Portfolio Turnover	28%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.5
International Equity Funds - 33.2
Bond Funds - 12.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	40.5
Fidelity Overseas Fund	10.5
Fidelity Emerging Markets Fund	7.9
Fidelity Total Bond Fund	4.4
VIP Investment Grade Bond II Portfolio - Investor Class	4.4
Fidelity Stock Selector Small Cap Fund	3.5
Fidelity Total International Equity Fund	3.5
Fidelity International Capital Appreciation Fund	3.4
Fidelity International Discovery Fund	2.6
VIP Value Strategies Portfolio - Investor Class	1.9
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914313.101    1594-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP FundsManager® 85% Portfolio VIP FundsManager® 85% Portfolio Investor Class

This annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	19.46%	9.10%	10.51%
Fidelity VIP FundsManager 85% Composite Index℠	20.73%	9.84%	10.89%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,204,579,835
Number of Holdings	39
Total Advisory Fee	$1,054,768
Portfolio Turnover	28%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.5
International Equity Funds - 33.2
Bond Funds - 12.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	40.5
Fidelity Overseas Fund	10.5
Fidelity Emerging Markets Fund	7.9
Fidelity Total Bond Fund	4.4
VIP Investment Grade Bond II Portfolio - Investor Class	4.4
Fidelity Stock Selector Small Cap Fund	3.5
Fidelity Total International Equity Fund	3.5
Fidelity International Capital Appreciation Fund	3.4
Fidelity International Discovery Fund	2.6
VIP Value Strategies Portfolio - Investor Class	1.9
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914312.101    1593-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP FundsManager® 70% Portfolio VIP FundsManager® 70% Portfolio Service Class 2

This annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	16.91%	7.58%	8.95%
Fidelity VIP FundsManager 70% Composite Index℠	18.13%	8.23%	9.37%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$2,674,396,062
Number of Holdings	36
Total Advisory Fee	$2,442,834
Portfolio Turnover	24%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 44.8
International Equity Funds - 28.6
Bond Funds - 23.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	34.0
VIP Investment Grade Bond II Portfolio - Investor Class	9.5
Fidelity Total Bond Fund	9.4
Fidelity Overseas Fund	8.6
Fidelity Emerging Markets Fund	6.9
Fidelity Stock Selector Small Cap Fund	3.0
Fidelity Total International Equity Fund	2.9
Fidelity International Capital Appreciation Fund	2.8
Fidelity Enhanced International ETF	2.2
Fidelity International Discovery Fund	2.2
81.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914311.101    1592-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP FundsManager® 70% Portfolio VIP FundsManager® 70% Portfolio Service Class

This annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	17.11%	7.75%	9.12%
Fidelity VIP FundsManager 70% Composite Index℠	18.13%	8.23%	9.37%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$2,674,396,062
Number of Holdings	36
Total Advisory Fee	$2,442,834
Portfolio Turnover	24%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 44.8
International Equity Funds - 28.6
Bond Funds - 23.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	34.0
VIP Investment Grade Bond II Portfolio - Investor Class	9.5
Fidelity Total Bond Fund	9.4
Fidelity Overseas Fund	8.6
Fidelity Emerging Markets Fund	6.9
Fidelity Stock Selector Small Cap Fund	3.0
Fidelity Total International Equity Fund	2.9
Fidelity International Capital Appreciation Fund	2.8
Fidelity Enhanced International ETF	2.2
Fidelity International Discovery Fund	2.2
81.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914310.101    1591-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP FundsManager® 70% Portfolio VIP FundsManager® 70% Portfolio Investor Class

This annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	17.12%	7.74%	9.12%
Fidelity VIP FundsManager 70% Composite Index℠	18.13%	8.23%	9.37%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$2,674,396,062
Number of Holdings	36
Total Advisory Fee	$2,442,834
Portfolio Turnover	24%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 44.8
International Equity Funds - 28.6
Bond Funds - 23.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	34.0
VIP Investment Grade Bond II Portfolio - Investor Class	9.5
Fidelity Total Bond Fund	9.4
Fidelity Overseas Fund	8.6
Fidelity Emerging Markets Fund	6.9
Fidelity Stock Selector Small Cap Fund	3.0
Fidelity Total International Equity Fund	2.9
Fidelity International Capital Appreciation Fund	2.8
Fidelity Enhanced International ETF	2.2
Fidelity International Discovery Fund	2.2
81.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914309.101    1590-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP FundsManager® 60% Portfolio VIP FundsManager® 60% Portfolio Service Class 2

This annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	15.51%	6.52%	8.03%
Fidelity VIP FundsManager 60% Composite Index℠	16.53%	7.03%	8.35%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$7,661,149,678
Number of Holdings	39
Total Advisory Fee	$7,187,989
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 38.8
Bond Funds - 33.0
International Equity Funds - 24.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	29.2
Fidelity Total Bond Fund	14.4
VIP Investment Grade Bond II Portfolio - Investor Class	14.4
Fidelity Overseas Fund	7.3
Fidelity Emerging Markets Fund	5.9
Fidelity Stock Selector Small Cap Fund	2.5
Fidelity Total International Equity Fund	2.5
Fidelity International Capital Appreciation Fund	2.4
Fidelity Enhanced International ETF	1.9
Fidelity Inflation-Protected Bond Index Fund	1.9
82.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914325.101    1882-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP FundsManager® 60% Portfolio VIP FundsManager® 60% Portfolio Service Class

This annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	15.71%	6.67%	8.19%
Fidelity VIP FundsManager 60% Composite Index℠	16.53%	7.03%	8.35%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$7,661,149,678
Number of Holdings	39
Total Advisory Fee	$7,187,989
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 38.8
Bond Funds - 33.0
International Equity Funds - 24.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	29.2
Fidelity Total Bond Fund	14.4
VIP Investment Grade Bond II Portfolio - Investor Class	14.4
Fidelity Overseas Fund	7.3
Fidelity Emerging Markets Fund	5.9
Fidelity Stock Selector Small Cap Fund	2.5
Fidelity Total International Equity Fund	2.5
Fidelity International Capital Appreciation Fund	2.4
Fidelity Enhanced International ETF	1.9
Fidelity Inflation-Protected Bond Index Fund	1.9
82.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914324.101    1881-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP FundsManager® 60% Portfolio VIP FundsManager® 60% Portfolio Investor Class

This annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	15.71%	6.67%	8.19%
Fidelity VIP FundsManager 60% Composite Index℠	16.53%	7.03%	8.35%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$7,661,149,678
Number of Holdings	39
Total Advisory Fee	$7,187,989
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 38.8
Bond Funds - 33.0
International Equity Funds - 24.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	29.2
Fidelity Total Bond Fund	14.4
VIP Investment Grade Bond II Portfolio - Investor Class	14.4
Fidelity Overseas Fund	7.3
Fidelity Emerging Markets Fund	5.9
Fidelity Stock Selector Small Cap Fund	2.5
Fidelity Total International Equity Fund	2.5
Fidelity International Capital Appreciation Fund	2.4
Fidelity Enhanced International ETF	1.9
Fidelity Inflation-Protected Bond Index Fund	1.9
82.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914323.101    1880-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP FundsManager® 50% Portfolio VIP FundsManager® 50% Portfolio Service Class 2

This annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	14.03%	5.63%	7.09%
Fidelity VIP FundsManager 50% Composite Index℠	14.77%	6.03%	7.34%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,941,667,004
Number of Holdings	40
Total Advisory Fee	$3,887,640
Portfolio Turnover	30%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.0
Domestic Equity Funds - 32.8
International Equity Funds - 20.6
Short-Term Funds - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	24.3
Fidelity Total Bond Fund	16.9
VIP Investment Grade Bond II Portfolio - Investor Class	16.9
Fidelity Overseas Fund	6.0
Fidelity Emerging Markets Fund	5.0
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.7
Fidelity Stock Selector Small Cap Fund	2.1
Fidelity Total International Equity Fund	2.0
Fidelity International Capital Appreciation Fund	2.0
Fidelity Inflation-Protected Bond Index Fund	1.9
80.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914308.101    1589-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP FundsManager® 50% Portfolio VIP FundsManager® 50% Portfolio Service Class

This annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	14.21%	5.78%	7.25%
Fidelity VIP FundsManager 50% Composite Index℠	14.77%	6.03%	7.34%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,941,667,004
Number of Holdings	40
Total Advisory Fee	$3,887,640
Portfolio Turnover	30%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.0
Domestic Equity Funds - 32.8
International Equity Funds - 20.6
Short-Term Funds - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	24.3
Fidelity Total Bond Fund	16.9
VIP Investment Grade Bond II Portfolio - Investor Class	16.9
Fidelity Overseas Fund	6.0
Fidelity Emerging Markets Fund	5.0
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.7
Fidelity Stock Selector Small Cap Fund	2.1
Fidelity Total International Equity Fund	2.0
Fidelity International Capital Appreciation Fund	2.0
Fidelity Inflation-Protected Bond Index Fund	1.9
80.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914307.101    1588-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP FundsManager® 50% Portfolio VIP FundsManager® 50% Portfolio Investor Class

This annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	14.13%	5.78%	7.24%
Fidelity VIP FundsManager 50% Composite Index℠	14.77%	6.03%	7.34%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,941,667,004
Number of Holdings	40
Total Advisory Fee	$3,887,640
Portfolio Turnover	30%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.0
Domestic Equity Funds - 32.8
International Equity Funds - 20.6
Short-Term Funds - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	24.3
Fidelity Total Bond Fund	16.9
VIP Investment Grade Bond II Portfolio - Investor Class	16.9
Fidelity Overseas Fund	6.0
Fidelity Emerging Markets Fund	5.0
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.7
Fidelity Stock Selector Small Cap Fund	2.1
Fidelity Total International Equity Fund	2.0
Fidelity International Capital Appreciation Fund	2.0
Fidelity Inflation-Protected Bond Index Fund	1.9
80.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914306.101    1587-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP FundsManager® 40% Portfolio VIP FundsManager® 40% Portfolio Service Class 2

This annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class 2	12.24%	9.21%
Fidelity VIP FundsManager 40% Composite Index℠	13.03%	10.03%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.85%
A   From April 13, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$54,460,029
Number of Holdings	29
Total Advisory Fee	$34,463
Portfolio Turnover	45%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.1
Domestic Equity Funds - 27.0
International Equity Funds - 18.4
Short-Term Funds - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	19.9
Fidelity Total Bond Fund	19.5
VIP Investment Grade Bond II Portfolio - Investor Class	19.5
Fidelity Investments Money Market Government Portfolio - Institutional Class	7.2
Fidelity Overseas Fund	5.0
Fidelity Emerging Markets Fund	5.0
Fidelity Enhanced International ETF	2.1
Fidelity Inflation-Protected Bond Index Fund	1.9
Fidelity Stock Selector Small Cap Fund	1.7
Fidelity Total International Equity Fund	1.6
83.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914414.101    6994-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP FundsManager® 40% Portfolio VIP FundsManager® 40% Portfolio Service Class

This annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class	12.30%	9.36%
Fidelity VIP FundsManager 40% Composite Index℠	13.03%	10.03%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.85%
A   From April 13, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$54,460,029
Number of Holdings	29
Total Advisory Fee	$34,463
Portfolio Turnover	45%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.1
Domestic Equity Funds - 27.0
International Equity Funds - 18.4
Short-Term Funds - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	19.9
Fidelity Total Bond Fund	19.5
VIP Investment Grade Bond II Portfolio - Investor Class	19.5
Fidelity Investments Money Market Government Portfolio - Institutional Class	7.2
Fidelity Overseas Fund	5.0
Fidelity Emerging Markets Fund	5.0
Fidelity Enhanced International ETF	2.1
Fidelity Inflation-Protected Bond Index Fund	1.9
Fidelity Stock Selector Small Cap Fund	1.7
Fidelity Total International Equity Fund	1.6
83.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914413.101    6993-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP FundsManager® 40% Portfolio VIP FundsManager® 40% Portfolio Investor Class

This annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Investor Class	12.40%	9.36%
Fidelity VIP FundsManager 40% Composite Index℠	13.03%	10.03%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.85%
A   From April 13, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$54,460,029
Number of Holdings	29
Total Advisory Fee	$34,463
Portfolio Turnover	45%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.1
Domestic Equity Funds - 27.0
International Equity Funds - 18.4
Short-Term Funds - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	19.9
Fidelity Total Bond Fund	19.5
VIP Investment Grade Bond II Portfolio - Investor Class	19.5
Fidelity Investments Money Market Government Portfolio - Institutional Class	7.2
Fidelity Overseas Fund	5.0
Fidelity Emerging Markets Fund	5.0
Fidelity Enhanced International ETF	2.1
Fidelity Inflation-Protected Bond Index Fund	1.9
Fidelity Stock Selector Small Cap Fund	1.7
Fidelity Total International Equity Fund	1.6
83.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914412.101    6992-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP FundsManager® 30% Portfolio VIP FundsManager® 30% Portfolio Service Class 2

This annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class 2	10.71%	7.96%
Fidelity VIP FundsManager 30% Composite Index℠	11.30%	8.58%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.85%
A   From April 13, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$27,977,584
Number of Holdings	30
Total Advisory Fee	$21,997
Portfolio Turnover	48%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.2
Domestic Equity Funds - 21.0
International Equity Funds - 14.4
Short-Term Funds - 11.4
Short-Term Investments and Net Other Assets (Liabilities) - 5.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Bond Fund	22.0
VIP Investment Grade Bond II Portfolio - Investor Class	22.0
VIP Stock Selector Portfolio - Investor Class	14.9
Fidelity Investments Money Market Government Portfolio - Institutional Class	11.4
Fidelity Emerging Markets Fund	4.0
Fidelity Overseas Fund	3.7
Fidelity Enhanced International ETF	1.9
Fidelity Inflation-Protected Bond Index Fund	1.9
Fidelity High Income Fund	1.5
Fidelity Stock Selector Small Cap Fund	1.3
84.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914410.101    6988-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 30% Portfolio VIP FundsManager® 30% Portfolio Service Class

This annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class	10.86%	8.11%
Fidelity VIP FundsManager 30% Composite Index℠	11.30%	8.58%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.85%
A   From April 13, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$27,977,584
Number of Holdings	30
Total Advisory Fee	$21,997
Portfolio Turnover	48%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.2
Domestic Equity Funds - 21.0
International Equity Funds - 14.4
Short-Term Funds - 11.4
Short-Term Investments and Net Other Assets (Liabilities) - 5.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Bond Fund	22.0
VIP Investment Grade Bond II Portfolio - Investor Class	22.0
VIP Stock Selector Portfolio - Investor Class	14.9
Fidelity Investments Money Market Government Portfolio - Institutional Class	11.4
Fidelity Emerging Markets Fund	4.0
Fidelity Overseas Fund	3.7
Fidelity Enhanced International ETF	1.9
Fidelity Inflation-Protected Bond Index Fund	1.9
Fidelity High Income Fund	1.5
Fidelity Stock Selector Small Cap Fund	1.3
84.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914411.101    6991-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 30% Portfolio VIP FundsManager® 30% Portfolio Investor Class

This annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Investor Class	10.86%	8.11%
Fidelity VIP FundsManager 30% Composite Index℠	11.30%	8.58%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.85%
A   From April 13, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$27,977,584
Number of Holdings	30
Total Advisory Fee	$21,997
Portfolio Turnover	48%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.2
Domestic Equity Funds - 21.0
International Equity Funds - 14.4
Short-Term Funds - 11.4
Short-Term Investments and Net Other Assets (Liabilities) - 5.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Bond Fund	22.0
VIP Investment Grade Bond II Portfolio - Investor Class	22.0
VIP Stock Selector Portfolio - Investor Class	14.9
Fidelity Investments Money Market Government Portfolio - Institutional Class	11.4
Fidelity Emerging Markets Fund	4.0
Fidelity Overseas Fund	3.7
Fidelity Enhanced International ETF	1.9
Fidelity Inflation-Protected Bond Index Fund	1.9
Fidelity High Income Fund	1.5
Fidelity Stock Selector Small Cap Fund	1.3
84.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914409.101    6986-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP FundsManager® 20% Portfolio VIP FundsManager® 20% Portfolio Service Class 2

This annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	9.03%	3.00%	4.08%
Fidelity VIP FundsManager 20% Composite Index℠	9.44%	3.17%	4.25%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$689,942,447
Number of Holdings	36
Total Advisory Fee	$677,801
Portfolio Turnover	32%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.0
Short-Term Funds - 23.7
Domestic Equity Funds - 14.9
International Equity Funds - 8.5
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

TOP HOLDINGS (% of Fund's net assets)
Fidelity Investments Money Market Government Portfolio - Institutional Class	23.7
Fidelity Total Bond Fund	21.9
VIP Investment Grade Bond II Portfolio - Investor Class	21.9
VIP Stock Selector Portfolio - Investor Class	9.6
Fidelity Overseas Fund	2.5
Fidelity Emerging Markets Fund	2.1
Fidelity Inflation-Protected Bond Index Fund	1.9
Fidelity High Income Fund	1.5
Fidelity Hedged Equity Fund	1.3
Fidelity Stock Selector Small Cap Fund	0.8
87.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914305.101    1586-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP FundsManager® 20% Portfolio VIP FundsManager® 20% Portfolio Service Class

This annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	9.13%	3.16%	4.23%
Fidelity VIP FundsManager 20% Composite Index℠	9.44%	3.17%	4.25%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$689,942,447
Number of Holdings	36
Total Advisory Fee	$677,801
Portfolio Turnover	32%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.0
Short-Term Funds - 23.7
Domestic Equity Funds - 14.9
International Equity Funds - 8.5
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

TOP HOLDINGS (% of Fund's net assets)
Fidelity Investments Money Market Government Portfolio - Institutional Class	23.7
Fidelity Total Bond Fund	21.9
VIP Investment Grade Bond II Portfolio - Investor Class	21.9
VIP Stock Selector Portfolio - Investor Class	9.6
Fidelity Overseas Fund	2.5
Fidelity Emerging Markets Fund	2.1
Fidelity Inflation-Protected Bond Index Fund	1.9
Fidelity High Income Fund	1.5
Fidelity Hedged Equity Fund	1.3
Fidelity Stock Selector Small Cap Fund	0.8
87.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914304.101    1585-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP FundsManager® 20% Portfolio VIP FundsManager® 20% Portfolio Investor Class

This annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 10	0.10%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, asset class positioning contributed to the Portfolios' performance versus the Composite indexes for the year, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by outsized exposure to both international developed- and emerging-markets stocks. Conversely, an overweight among U.S. equities detracted from the Portfolios' relative outcomes in 2025.
•The Portfolios' fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025, led by solid performance from Fidelity® VIP Stock Selector Portfolio, the largest equity holding this period. Here, investment choices in the communication services and financials sectors contributed the most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the Portfolios' relative returns, hampered mostly by disappointing results from Fidelity® Overseas Fund. Specifically, picks in Germany and several other continental European equity markets, as well as the U.K. and Canada, were the biggest negatives. Non-Composite allocations to the U.S. market also hurt.
•Investment choices in emerging-markets equities proved to be a challenge as well the past year, as out-of-index positioning in the Europe ex-U.K. region weighed on the performance of Fidelity® Emerging Markets Fund.
•Turning to fixed income, security selection among investment-grade bonds added value, driven by the efforts of our active bond fund managers.
•As of December 31, the Portfolios were overweight equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	9.14%	3.14%	4.23%
Fidelity VIP FundsManager 20% Composite Index℠	9.44%	3.17%	4.25%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$689,942,447
Number of Holdings	36
Total Advisory Fee	$677,801
Portfolio Turnover	32%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.0
Short-Term Funds - 23.7
Domestic Equity Funds - 14.9
International Equity Funds - 8.5
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

TOP HOLDINGS (% of Fund's net assets)
Fidelity Investments Money Market Government Portfolio - Institutional Class	23.7
Fidelity Total Bond Fund	21.9
VIP Investment Grade Bond II Portfolio - Investor Class	21.9
VIP Stock Selector Portfolio - Investor Class	9.6
Fidelity Overseas Fund	2.5
Fidelity Emerging Markets Fund	2.1
Fidelity Inflation-Protected Bond Index Fund	1.9
Fidelity High Income Fund	1.5
Fidelity Hedged Equity Fund	1.3
Fidelity Stock Selector Small Cap Fund	0.8
87.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914303.101    1584-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom Lifetime Income® III Portfolio VIP Freedom Lifetime Income® III Portfolio

This annual shareholder report contains information about VIP Freedom Lifetime Income® III Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® III Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
VIP Freedom Lifetime Income® III Portfolio	13.62%	4.94%	7.50%
Fidelity VIP Freedom Lifetime Income III Composite Index℠	13.94%	5.17%	7.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$30,010,776
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	29%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.3
Domestic Equity Funds - 25.1
International Equity Funds - 21.4
Short-Term Funds - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	30.7
VIP Overseas Portfolio - Investor Class	14.8
Fidelity Inflation-Protected Bond Index Fund	12.4
VIP Growth Portfolio - Investor Class	7.1
VIP Emerging Markets Portfolio - Investor Class	6.6
VIP Growth & Income Portfolio - Investor Class	4.7
Fidelity Long-Term Treasury Bond Index Fund	4.7
VIP Contrafund Portfolio - Investor Class	4.3
VIP Equity Income Portfolio - Investor Class	3.5
Fidelity International Bond Index Fund	3.3
92.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914291.101    1494-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom Lifetime Income® II Portfolio VIP Freedom Lifetime Income® II Portfolio

This annual shareholder report contains information about VIP Freedom Lifetime Income® II Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® II Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
VIP Freedom Lifetime Income® II Portfolio	10.90%	3.32%	5.86%
Fidelity VIP Freedom Lifetime Income II Composite Index℠	10.77%	3.55%	5.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$25,500,475
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	27%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.4
Domestic Equity Funds - 15.4
International Equity Funds - 14.8
Short-Term Funds - 10.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	36.7
Fidelity Inflation-Protected Bond Index Fund	14.6
VIP Government Money Market Portfolio - Investor Class	10.4
VIP Overseas Portfolio - Investor Class	10.2
VIP Emerging Markets Portfolio - Investor Class	4.6
VIP Growth Portfolio - Investor Class	4.3
Fidelity International Bond Index Fund	3.7
Fidelity Long-Term Treasury Bond Index Fund	3.2
VIP Growth & Income Portfolio - Investor Class	2.9
VIP Contrafund Portfolio - Investor Class	2.4
93.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914290.101    1493-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom Lifetime Income® I Portfolio VIP Freedom Lifetime Income® I Portfolio

This annual shareholder report contains information about VIP Freedom Lifetime Income® I Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® I Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index the past year, especially in non-U.S. developed-market equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.32%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.39%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.81% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
VIP Freedom Lifetime Income® I Portfolio	9.70%	2.32%	4.36%
Fidelity VIP Freedom Lifetime Income I Composite Index℠	9.44%	2.60%	4.13%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$8,047,826
Number of Holdings	16
Total Advisory Fee	$0
Portfolio Turnover	26%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.4
Short-Term Funds - 14.2
International Equity Funds - 12.4
Domestic Equity Funds - 12.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	38.2
Fidelity Inflation-Protected Bond Index Fund	15.5
VIP Government Money Market Portfolio - Investor Class	14.2
VIP Overseas Portfolio - Investor Class	8.5
VIP Emerging Markets Portfolio - Investor Class	3.9
Fidelity International Bond Index Fund	3.6
VIP Growth Portfolio - Investor Class	3.2
Fidelity Long-Term Treasury Bond Index Fund	2.9
VIP Growth & Income Portfolio - Investor Class	2.1
VIP Contrafund Portfolio - Investor Class	1.9
94.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914289.101    1492-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom Income Portfolio℠ VIP Freedom Income Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	9.31%	2.08%	4.17%
Fidelity VIP Freedom Income Composite Index℠	9.43%	2.59%	4.22%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$115,981,494
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	53%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.1
Short-Term Funds - 15.1
International Equity Funds - 12.4
Domestic Equity Funds - 11.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	36.8
Fidelity Inflation-Protected Bond Index Fund	17.5
VIP Government Money Market Portfolio - Initial Class	15.1
VIP Overseas Portfolio - Initial Class	8.2
VIP Emerging Markets Portfolio - Initial Class	4.2
Fidelity International Bond Index Fund	3.4
VIP Growth Portfolio - Initial Class	3.4
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP Growth & Income Portfolio - Initial Class	2.2
VIP Contrafund Portfolio - Initial Class	2.0
95.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914270.101    1419-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom Income Portfolio℠ VIP Freedom Income Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	9.56%	2.25%	4.34%
Fidelity VIP Freedom Income Composite Index℠	9.43%	2.59%	4.22%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$115,981,494
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	53%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.1
Short-Term Funds - 15.1
International Equity Funds - 12.4
Domestic Equity Funds - 11.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	36.8
Fidelity Inflation-Protected Bond Index Fund	17.5
VIP Government Money Market Portfolio - Initial Class	15.1
VIP Overseas Portfolio - Initial Class	8.2
VIP Emerging Markets Portfolio - Initial Class	4.2
Fidelity International Bond Index Fund	3.4
VIP Growth Portfolio - Initial Class	3.4
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP Growth & Income Portfolio - Initial Class	2.2
VIP Contrafund Portfolio - Initial Class	2.0
95.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914269.101    1418-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom Income Portfolio℠ VIP Freedom Income Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	9.63%	2.35%	4.44%
Fidelity VIP Freedom Income Composite Index℠	9.43%	2.59%	4.22%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$115,981,494
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	53%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.1
Short-Term Funds - 15.1
International Equity Funds - 12.4
Domestic Equity Funds - 11.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	36.8
Fidelity Inflation-Protected Bond Index Fund	17.5
VIP Government Money Market Portfolio - Initial Class	15.1
VIP Overseas Portfolio - Initial Class	8.2
VIP Emerging Markets Portfolio - Initial Class	4.2
Fidelity International Bond Index Fund	3.4
VIP Growth Portfolio - Initial Class	3.4
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP Growth & Income Portfolio - Initial Class	2.2
VIP Contrafund Portfolio - Initial Class	2.0
95.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914268.101    1417-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2065 Portfolio℠ VIP Freedom 2065 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class 2	19.52%	9.16%	11.33%
Fidelity VIP Freedom 2065 Composite Index℠	21.44%	9.68%	11.25%
S&P 500® Index	17.88%	14.42%	15.49%
A   From April 11, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$11,820,298
Number of Holdings	12
Total Advisory Fee	$0
Portfolio Turnover	56%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.7
International Equity Funds - 40.4
Bond Funds - 6.6
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.7
VIP Growth Portfolio - Initial Class	15.4
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	10.3
VIP Contrafund Portfolio - Initial Class	9.3
VIP Equity-Income Portfolio - Initial Class	7.5
Fidelity Long-Term Treasury Bond Index Fund	6.5
VIP Value Portfolio - Initial Class	5.3
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914392.101    3368-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2065 Portfolio℠ VIP Freedom 2065 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class	19.71%	9.33%	11.49%
Fidelity VIP Freedom 2065 Composite Index℠	21.44%	9.68%	11.25%
S&P 500® Index	17.88%	14.42%	15.49%
A   From April 11, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$11,820,298
Number of Holdings	12
Total Advisory Fee	$0
Portfolio Turnover	56%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.7
International Equity Funds - 40.4
Bond Funds - 6.6
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.7
VIP Growth Portfolio - Initial Class	15.4
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	10.3
VIP Contrafund Portfolio - Initial Class	9.3
VIP Equity-Income Portfolio - Initial Class	7.5
Fidelity Long-Term Treasury Bond Index Fund	6.5
VIP Value Portfolio - Initial Class	5.3
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914391.101    3367-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2065 Portfolio℠ VIP Freedom 2065 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Initial Class	19.86%	9.43%	11.61%
Fidelity VIP Freedom 2065 Composite Index℠	21.44%	9.68%	11.25%
S&P 500® Index	17.88%	14.42%	15.49%
A   From April 11, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$11,820,298
Number of Holdings	12
Total Advisory Fee	$0
Portfolio Turnover	56%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.7
International Equity Funds - 40.4
Bond Funds - 6.6
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.7
VIP Growth Portfolio - Initial Class	15.4
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	10.3
VIP Contrafund Portfolio - Initial Class	9.3
VIP Equity-Income Portfolio - Initial Class	7.5
Fidelity Long-Term Treasury Bond Index Fund	6.5
VIP Value Portfolio - Initial Class	5.3
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914390.101    3362-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2060 Portfolio℠ VIP Freedom 2060 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class 2	19.53%	9.17%	11.34%
Fidelity VIP Freedom 2060 Composite Index℠	21.44%	9.68%	11.25%
S&P 500® Index	17.88%	14.42%	15.49%
A   From April 11, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$31,123,291
Number of Holdings	12
Total Advisory Fee	$0
Portfolio Turnover	52%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.7
International Equity Funds - 40.4
Bond Funds - 6.6
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.7
VIP Growth Portfolio - Initial Class	15.4
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	10.3
VIP Contrafund Portfolio - Initial Class	9.3
VIP Equity-Income Portfolio - Initial Class	7.5
Fidelity Long-Term Treasury Bond Index Fund	6.5
VIP Value Portfolio - Initial Class	5.3
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914389.101    3366-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2060 Portfolio℠ VIP Freedom 2060 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class	19.75%	9.33%	11.51%
Fidelity VIP Freedom 2060 Composite Index℠	21.44%	9.68%	11.25%
S&P 500® Index	17.88%	14.42%	15.49%
A   From April 11, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$31,123,291
Number of Holdings	12
Total Advisory Fee	$0
Portfolio Turnover	52%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.7
International Equity Funds - 40.4
Bond Funds - 6.6
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.7
VIP Growth Portfolio - Initial Class	15.4
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	10.3
VIP Contrafund Portfolio - Initial Class	9.3
VIP Equity-Income Portfolio - Initial Class	7.5
Fidelity Long-Term Treasury Bond Index Fund	6.5
VIP Value Portfolio - Initial Class	5.3
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914388.101    3365-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2060 Portfolio℠ VIP Freedom 2060 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Initial Class	19.83%	9.44%	11.62%
Fidelity VIP Freedom 2060 Composite Index℠	21.44%	9.68%	11.25%
S&P 500® Index	17.88%	14.42%	15.49%
A   From April 11, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$31,123,291
Number of Holdings	12
Total Advisory Fee	$0
Portfolio Turnover	52%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.7
International Equity Funds - 40.4
Bond Funds - 6.6
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.7
VIP Growth Portfolio - Initial Class	15.4
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	10.3
VIP Contrafund Portfolio - Initial Class	9.3
VIP Equity-Income Portfolio - Initial Class	7.5
Fidelity Long-Term Treasury Bond Index Fund	6.5
VIP Value Portfolio - Initial Class	5.3
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914387.101    3361-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2055 Portfolio℠ VIP Freedom 2055 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class 2	19.53%	9.16%	11.33%
Fidelity VIP Freedom 2055 Composite Index℠	21.44%	9.68%	11.25%
S&P 500® Index	17.88%	14.42%	15.49%
A   From April 11, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$36,147,428
Number of Holdings	13
Total Advisory Fee	$0
Portfolio Turnover	33%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.7
International Equity Funds - 40.4
Bond Funds - 6.7
Short-Term Funds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.7
VIP Growth Portfolio - Initial Class	15.4
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	10.3
VIP Contrafund Portfolio - Initial Class	9.3
VIP Equity-Income Portfolio - Initial Class	7.5
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.2
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.4
99.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914386.101    3364-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2055 Portfolio℠ VIP Freedom 2055 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class	19.71%	9.33%	11.50%
Fidelity VIP Freedom 2055 Composite Index℠	21.44%	9.68%	11.25%
S&P 500® Index	17.88%	14.42%	15.49%
A   From April 11, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$36,147,428
Number of Holdings	13
Total Advisory Fee	$0
Portfolio Turnover	33%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.7
International Equity Funds - 40.4
Bond Funds - 6.7
Short-Term Funds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.7
VIP Growth Portfolio - Initial Class	15.4
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	10.3
VIP Contrafund Portfolio - Initial Class	9.3
VIP Equity-Income Portfolio - Initial Class	7.5
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.2
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.4
99.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914385.101    3363-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2055 Portfolio℠ VIP Freedom 2055 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Initial Class	19.85%	9.43%	11.60%
Fidelity VIP Freedom 2055 Composite Index℠	21.44%	9.68%	11.25%
S&P 500® Index	17.88%	14.42%	15.49%
A   From April 11, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$36,147,428
Number of Holdings	13
Total Advisory Fee	$0
Portfolio Turnover	33%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.7
International Equity Funds - 40.4
Bond Funds - 6.7
Short-Term Funds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.7
VIP Growth Portfolio - Initial Class	15.4
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	10.3
VIP Contrafund Portfolio - Initial Class	9.3
VIP Equity-Income Portfolio - Initial Class	7.5
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.2
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.4
99.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914384.101    3360-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2050 Portfolio℠ VIP Freedom 2050 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	19.50%	9.15%	10.81%
Fidelity VIP Freedom 2050 Composite Index℠	21.42%	9.68%	11.15%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$210,151,298
Number of Holdings	13
Total Advisory Fee	$0
Portfolio Turnover	35%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.2
International Equity Funds - 40.0
Bond Funds - 7.5
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.5
VIP Growth Portfolio - Initial Class	15.3
VIP Emerging Markets Portfolio - Initial Class	12.5
VIP Growth & Income Portfolio - Initial Class	10.2
VIP Contrafund Portfolio - Initial Class	9.2
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.9
VIP Value Portfolio - Initial Class	5.2
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914341.101    2170-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2050 Portfolio℠ VIP Freedom 2050 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	19.68%	9.33%	10.98%
Fidelity VIP Freedom 2050 Composite Index℠	21.42%	9.68%	11.15%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$210,151,298
Number of Holdings	13
Total Advisory Fee	$0
Portfolio Turnover	35%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.2
International Equity Funds - 40.0
Bond Funds - 7.5
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.5
VIP Growth Portfolio - Initial Class	15.3
VIP Emerging Markets Portfolio - Initial Class	12.5
VIP Growth & Income Portfolio - Initial Class	10.2
VIP Contrafund Portfolio - Initial Class	9.2
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.9
VIP Value Portfolio - Initial Class	5.2
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914340.101    2169-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2050 Portfolio℠ VIP Freedom 2050 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	19.79%	9.43%	11.08%
Fidelity VIP Freedom 2050 Composite Index℠	21.42%	9.68%	11.15%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$210,151,298
Number of Holdings	13
Total Advisory Fee	$0
Portfolio Turnover	35%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.2
International Equity Funds - 40.0
Bond Funds - 7.5
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.5
VIP Growth Portfolio - Initial Class	15.3
VIP Emerging Markets Portfolio - Initial Class	12.5
VIP Growth & Income Portfolio - Initial Class	10.2
VIP Contrafund Portfolio - Initial Class	9.2
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.9
VIP Value Portfolio - Initial Class	5.2
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914339.101    2168-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2045 Portfolio℠ VIP Freedom 2045 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	19.53%	9.16%	10.82%
Fidelity VIP Freedom 2045 Composite Index℠	21.41%	9.68%	11.15%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$256,590,941
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	33%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 39.6
Bond Funds - 8.4
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.2
VIP Growth Portfolio - Initial Class	15.1
VIP Emerging Markets Portfolio - Initial Class	12.4
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.1
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.8
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
98.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914338.101    2167-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2045 Portfolio℠ VIP Freedom 2045 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	19.73%	9.33%	10.98%
Fidelity VIP Freedom 2045 Composite Index℠	21.41%	9.68%	11.15%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$256,590,941
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	33%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 39.6
Bond Funds - 8.4
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.2
VIP Growth Portfolio - Initial Class	15.1
VIP Emerging Markets Portfolio - Initial Class	12.4
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.1
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.8
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
98.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914337.101    2166-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2045 Portfolio℠ VIP Freedom 2045 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	19.83%	9.44%	11.09%
Fidelity VIP Freedom 2045 Composite Index℠	21.41%	9.68%	11.15%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$256,590,941
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	33%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 39.6
Bond Funds - 8.4
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.2
VIP Growth Portfolio - Initial Class	15.1
VIP Emerging Markets Portfolio - Initial Class	12.4
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.1
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.8
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
98.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914336.101    2165-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2040 Portfolio℠ VIP Freedom 2040 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	18.44%	8.73%	10.59%
Fidelity VIP Freedom 2040 Composite Index℠	19.96%	9.17%	10.89%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$445,119,669
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	35%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 45.8
International Equity Funds - 35.8
Bond Funds - 18.0
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	24.6
VIP Growth Portfolio - Initial Class	13.4
VIP Emerging Markets Portfolio - Initial Class	11.2
VIP Growth & Income Portfolio - Initial Class	9.0
Fidelity Long-Term Treasury Bond Index Fund	8.2
VIP Contrafund Portfolio - Initial Class	8.1
VIP Equity-Income Portfolio - Initial Class	6.5
VIP Investment Grade Bond II Portfolio - Initial Class	5.0
VIP Value Portfolio - Initial Class	4.6
VIP Value Strategies Portfolio - Initial Class	2.2
92.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914335.101    2164-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2040 Portfolio℠ VIP Freedom 2040 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	18.66%	8.89%	10.76%
Fidelity VIP Freedom 2040 Composite Index℠	19.96%	9.17%	10.89%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$445,119,669
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	35%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 45.8
International Equity Funds - 35.8
Bond Funds - 18.0
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	24.6
VIP Growth Portfolio - Initial Class	13.4
VIP Emerging Markets Portfolio - Initial Class	11.2
VIP Growth & Income Portfolio - Initial Class	9.0
Fidelity Long-Term Treasury Bond Index Fund	8.2
VIP Contrafund Portfolio - Initial Class	8.1
VIP Equity-Income Portfolio - Initial Class	6.5
VIP Investment Grade Bond II Portfolio - Initial Class	5.0
VIP Value Portfolio - Initial Class	4.6
VIP Value Strategies Portfolio - Initial Class	2.2
92.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914334.101    2163-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2040 Portfolio℠ VIP Freedom 2040 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	18.79%	9.01%	10.87%
Fidelity VIP Freedom 2040 Composite Index℠	19.96%	9.17%	10.89%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$445,119,669
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	35%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 45.8
International Equity Funds - 35.8
Bond Funds - 18.0
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	24.6
VIP Growth Portfolio - Initial Class	13.4
VIP Emerging Markets Portfolio - Initial Class	11.2
VIP Growth & Income Portfolio - Initial Class	9.0
Fidelity Long-Term Treasury Bond Index Fund	8.2
VIP Contrafund Portfolio - Initial Class	8.1
VIP Equity-Income Portfolio - Initial Class	6.5
VIP Investment Grade Bond II Portfolio - Initial Class	5.0
VIP Value Portfolio - Initial Class	4.6
VIP Value Strategies Portfolio - Initial Class	2.2
92.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914333.101    2162-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2035 Portfolio℠ VIP Freedom 2035 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	16.42%	7.28%	9.72%
Fidelity VIP Freedom 2035 Composite Index℠	17.51%	7.68%	9.98%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$468,897,672
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	38%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 36.9
Bond Funds - 33.0
International Equity Funds - 29.8
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	20.4
VIP Investment Grade Bond II Portfolio - Initial Class	17.4
VIP Growth Portfolio - Initial Class	10.8
VIP Emerging Markets Portfolio - Initial Class	9.4
Fidelity Long-Term Treasury Bond Index Fund	7.6
VIP Growth & Income Portfolio - Initial Class	7.2
VIP Contrafund Portfolio - Initial Class	6.5
VIP Equity-Income Portfolio - Initial Class	5.3
Fidelity Inflation-Protected Bond Index Fund	4.7
VIP Value Portfolio - Initial Class	3.6
92.9
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914332.101    2161-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2035 Portfolio℠ VIP Freedom 2035 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	16.58%	7.44%	9.89%
Fidelity VIP Freedom 2035 Composite Index℠	17.51%	7.68%	9.98%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$468,897,672
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	38%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 36.9
Bond Funds - 33.0
International Equity Funds - 29.8
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	20.4
VIP Investment Grade Bond II Portfolio - Initial Class	17.4
VIP Growth Portfolio - Initial Class	10.8
VIP Emerging Markets Portfolio - Initial Class	9.4
Fidelity Long-Term Treasury Bond Index Fund	7.6
VIP Growth & Income Portfolio - Initial Class	7.2
VIP Contrafund Portfolio - Initial Class	6.5
VIP Equity-Income Portfolio - Initial Class	5.3
Fidelity Inflation-Protected Bond Index Fund	4.7
VIP Value Portfolio - Initial Class	3.6
92.9
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914331.101    2160-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2035 Portfolio℠ VIP Freedom 2035 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	16.69%	7.55%	10.00%
Fidelity VIP Freedom 2035 Composite Index℠	17.51%	7.68%	9.98%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$468,897,672
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	38%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 36.9
Bond Funds - 33.0
International Equity Funds - 29.8
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	20.4
VIP Investment Grade Bond II Portfolio - Initial Class	17.4
VIP Growth Portfolio - Initial Class	10.8
VIP Emerging Markets Portfolio - Initial Class	9.4
Fidelity Long-Term Treasury Bond Index Fund	7.6
VIP Growth & Income Portfolio - Initial Class	7.2
VIP Contrafund Portfolio - Initial Class	6.5
VIP Equity-Income Portfolio - Initial Class	5.3
Fidelity Inflation-Protected Bond Index Fund	4.7
VIP Value Portfolio - Initial Class	3.6
92.9
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914330.101    2159-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2030 Portfolio℠ VIP Freedom 2030 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	15.16%	5.98%	8.61%
Fidelity VIP Freedom 2030 Composite Index℠	16.09%	6.42%	8.83%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$892,494,512
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	39%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 41.1
Domestic Equity Funds - 32.0
International Equity Funds - 26.5
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	21.3
VIP Overseas Portfolio - Initial Class	18.1
VIP Growth Portfolio - Initial Class	9.3
Fidelity Inflation-Protected Bond Index Fund	8.8
VIP Emerging Markets Portfolio - Initial Class	8.4
Fidelity Long-Term Treasury Bond Index Fund	7.2
VIP Growth & Income Portfolio - Initial Class	6.3
VIP Contrafund Portfolio - Initial Class	5.6
VIP Equity-Income Portfolio - Initial Class	4.6
VIP Value Portfolio - Initial Class	3.2
92.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914288.101    1437-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2030 Portfolio℠ VIP Freedom 2030 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	15.33%	6.13%	8.77%
Fidelity VIP Freedom 2030 Composite Index℠	16.09%	6.42%	8.83%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$892,494,512
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	39%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 41.1
Domestic Equity Funds - 32.0
International Equity Funds - 26.5
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	21.3
VIP Overseas Portfolio - Initial Class	18.1
VIP Growth Portfolio - Initial Class	9.3
Fidelity Inflation-Protected Bond Index Fund	8.8
VIP Emerging Markets Portfolio - Initial Class	8.4
Fidelity Long-Term Treasury Bond Index Fund	7.2
VIP Growth & Income Portfolio - Initial Class	6.3
VIP Contrafund Portfolio - Initial Class	5.6
VIP Equity-Income Portfolio - Initial Class	4.6
VIP Value Portfolio - Initial Class	3.2
92.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914287.101    1436-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2030 Portfolio℠ VIP Freedom 2030 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	15.52%	6.25%	8.88%
Fidelity VIP Freedom 2030 Composite Index℠	16.09%	6.42%	8.83%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$892,494,512
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	39%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 41.1
Domestic Equity Funds - 32.0
International Equity Funds - 26.5
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	21.3
VIP Overseas Portfolio - Initial Class	18.1
VIP Growth Portfolio - Initial Class	9.3
Fidelity Inflation-Protected Bond Index Fund	8.8
VIP Emerging Markets Portfolio - Initial Class	8.4
Fidelity Long-Term Treasury Bond Index Fund	7.2
VIP Growth & Income Portfolio - Initial Class	6.3
VIP Contrafund Portfolio - Initial Class	5.6
VIP Equity-Income Portfolio - Initial Class	4.6
VIP Value Portfolio - Initial Class	3.2
92.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914286.101    1435-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2025 Portfolio℠ VIP Freedom 2025 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	14.23%	5.25%	7.75%
Fidelity VIP Freedom 2025 Composite Index℠	15.02%	5.71%	7.90%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$396,720,956
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	46%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 47.4
Domestic Equity Funds - 28.1
International Equity Funds - 23.9
Short-Term Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	24.4
VIP Overseas Portfolio - Initial Class	16.3
Fidelity Inflation-Protected Bond Index Fund	12.4
VIP Growth Portfolio - Initial Class	8.3
VIP Emerging Markets Portfolio - Initial Class	7.6
Fidelity Long-Term Treasury Bond Index Fund	6.5
VIP Growth & Income Portfolio - Initial Class	5.5
VIP Contrafund Portfolio - Initial Class	4.9
VIP Equity-Income Portfolio - Initial Class	4.0
Fidelity International Bond Index Fund	2.9
92.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914285.101    1434-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2025 Portfolio℠ VIP Freedom 2025 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	14.47%	5.41%	7.92%
Fidelity VIP Freedom 2025 Composite Index℠	15.02%	5.71%	7.90%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$396,720,956
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	46%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 47.4
Domestic Equity Funds - 28.1
International Equity Funds - 23.9
Short-Term Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	24.4
VIP Overseas Portfolio - Initial Class	16.3
Fidelity Inflation-Protected Bond Index Fund	12.4
VIP Growth Portfolio - Initial Class	8.3
VIP Emerging Markets Portfolio - Initial Class	7.6
Fidelity Long-Term Treasury Bond Index Fund	6.5
VIP Growth & Income Portfolio - Initial Class	5.5
VIP Contrafund Portfolio - Initial Class	4.9
VIP Equity-Income Portfolio - Initial Class	4.0
Fidelity International Bond Index Fund	2.9
92.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914284.101    1433-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2025 Portfolio℠ VIP Freedom 2025 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	14.59%	5.52%	8.02%
Fidelity VIP Freedom 2025 Composite Index℠	15.02%	5.71%	7.90%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$396,720,956
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	46%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 47.4
Domestic Equity Funds - 28.1
International Equity Funds - 23.9
Short-Term Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	24.4
VIP Overseas Portfolio - Initial Class	16.3
Fidelity Inflation-Protected Bond Index Fund	12.4
VIP Growth Portfolio - Initial Class	8.3
VIP Emerging Markets Portfolio - Initial Class	7.6
Fidelity Long-Term Treasury Bond Index Fund	6.5
VIP Growth & Income Portfolio - Initial Class	5.5
VIP Contrafund Portfolio - Initial Class	4.9
VIP Equity-Income Portfolio - Initial Class	4.0
Fidelity International Bond Index Fund	2.9
92.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914283.101    1432-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2020 Portfolio℠ VIP Freedom 2020 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	12.99%	4.57%	7.11%
Fidelity VIP Freedom 2020 Composite Index℠	13.54%	5.00%	7.22%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$502,396,012
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.1
Domestic Equity Funds - 23.3
International Equity Funds - 20.5
Short-Term Funds - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	31.9
Fidelity Inflation-Protected Bond Index Fund	14.3
VIP Overseas Portfolio - Initial Class	13.9
VIP Growth Portfolio - Initial Class	6.9
VIP Emerging Markets Portfolio - Initial Class	6.6
VIP Growth & Income Portfolio - Initial Class	4.6
VIP Contrafund Portfolio - Initial Class	4.1
Fidelity International Bond Index Fund	3.9
Fidelity Long-Term Treasury Bond Index Fund	3.6
VIP Equity-Income Portfolio - Initial Class	3.3
93.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914282.101    1431-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2020 Portfolio℠ VIP Freedom 2020 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	13.18%	4.73%	7.27%
Fidelity VIP Freedom 2020 Composite Index℠	13.54%	5.00%	7.22%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$502,396,012
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.1
Domestic Equity Funds - 23.3
International Equity Funds - 20.5
Short-Term Funds - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	31.9
Fidelity Inflation-Protected Bond Index Fund	14.3
VIP Overseas Portfolio - Initial Class	13.9
VIP Growth Portfolio - Initial Class	6.9
VIP Emerging Markets Portfolio - Initial Class	6.6
VIP Growth & Income Portfolio - Initial Class	4.6
VIP Contrafund Portfolio - Initial Class	4.1
Fidelity International Bond Index Fund	3.9
Fidelity Long-Term Treasury Bond Index Fund	3.6
VIP Equity-Income Portfolio - Initial Class	3.3
93.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914281.101    1430-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2020 Portfolio℠ VIP Freedom 2020 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	13.33%	4.84%	7.38%
Fidelity VIP Freedom 2020 Composite Index℠	13.54%	5.00%	7.22%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$502,396,012
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.1
Domestic Equity Funds - 23.3
International Equity Funds - 20.5
Short-Term Funds - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	31.9
Fidelity Inflation-Protected Bond Index Fund	14.3
VIP Overseas Portfolio - Initial Class	13.9
VIP Growth Portfolio - Initial Class	6.9
VIP Emerging Markets Portfolio - Initial Class	6.6
VIP Growth & Income Portfolio - Initial Class	4.6
VIP Contrafund Portfolio - Initial Class	4.1
Fidelity International Bond Index Fund	3.9
Fidelity Long-Term Treasury Bond Index Fund	3.6
VIP Equity-Income Portfolio - Initial Class	3.3
93.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914280.101    1429-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2015 Portfolio℠ VIP Freedom 2015 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	11.66%	3.73%	6.33%
Fidelity VIP Freedom 2015 Composite Index℠	11.95%	4.17%	6.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$54,648,128
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	46%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.1
Domestic Equity Funds - 18.3
International Equity Funds - 17.1
Short-Term Funds - 7.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	33.9
Fidelity Inflation-Protected Bond Index Fund	15.7
VIP Overseas Portfolio - Initial Class	11.5
VIP Government Money Market Portfolio - Initial Class	7.5
VIP Emerging Markets Portfolio - Initial Class	5.6
VIP Growth Portfolio - Initial Class	5.4
Fidelity International Bond Index Fund	3.7
VIP Growth & Income Portfolio - Initial Class	3.6
Fidelity Long-Term Treasury Bond Index Fund	3.4
VIP Contrafund Portfolio - Initial Class	3.2
93.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914279.101    1428-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2015 Portfolio℠ VIP Freedom 2015 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	11.78%	3.90%	6.50%
Fidelity VIP Freedom 2015 Composite Index℠	11.95%	4.17%	6.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$54,648,128
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	46%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.1
Domestic Equity Funds - 18.3
International Equity Funds - 17.1
Short-Term Funds - 7.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	33.9
Fidelity Inflation-Protected Bond Index Fund	15.7
VIP Overseas Portfolio - Initial Class	11.5
VIP Government Money Market Portfolio - Initial Class	7.5
VIP Emerging Markets Portfolio - Initial Class	5.6
VIP Growth Portfolio - Initial Class	5.4
Fidelity International Bond Index Fund	3.7
VIP Growth & Income Portfolio - Initial Class	3.6
Fidelity Long-Term Treasury Bond Index Fund	3.4
VIP Contrafund Portfolio - Initial Class	3.2
93.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914278.101    1427-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2015 Portfolio℠ VIP Freedom 2015 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	11.87%	3.99%	6.60%
Fidelity VIP Freedom 2015 Composite Index℠	11.95%	4.17%	6.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$54,648,128
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	46%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.1
Domestic Equity Funds - 18.3
International Equity Funds - 17.1
Short-Term Funds - 7.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	33.9
Fidelity Inflation-Protected Bond Index Fund	15.7
VIP Overseas Portfolio - Initial Class	11.5
VIP Government Money Market Portfolio - Initial Class	7.5
VIP Emerging Markets Portfolio - Initial Class	5.6
VIP Growth Portfolio - Initial Class	5.4
Fidelity International Bond Index Fund	3.7
VIP Growth & Income Portfolio - Initial Class	3.6
Fidelity Long-Term Treasury Bond Index Fund	3.4
VIP Contrafund Portfolio - Initial Class	3.2
93.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914277.101    1426-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2010 Portfolio℠ VIP Freedom 2010 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	10.26%	2.89%	5.46%
Fidelity VIP Freedom 2010 Composite Index℠	10.38%	3.34%	5.53%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$239,755,158
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.6
International Equity Funds - 14.0
Domestic Equity Funds - 13.7
Short-Term Funds - 12.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	35.8
Fidelity Inflation-Protected Bond Index Fund	16.7
VIP Government Money Market Portfolio - Initial Class	12.7
VIP Overseas Portfolio - Initial Class	9.3
VIP Emerging Markets Portfolio - Initial Class	4.7
VIP Growth Portfolio - Initial Class	4.0
Fidelity International Bond Index Fund	3.5
Fidelity Long-Term Treasury Bond Index Fund	3.2
VIP Growth & Income Portfolio - Initial Class	2.7
VIP Contrafund Portfolio - Initial Class	2.4
95.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914276.101    1425-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2010 Portfolio℠ VIP Freedom 2010 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	10.44%	3.04%	5.62%
Fidelity VIP Freedom 2010 Composite Index℠	10.38%	3.34%	5.53%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$239,755,158
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.6
International Equity Funds - 14.0
Domestic Equity Funds - 13.7
Short-Term Funds - 12.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	35.8
Fidelity Inflation-Protected Bond Index Fund	16.7
VIP Government Money Market Portfolio - Initial Class	12.7
VIP Overseas Portfolio - Initial Class	9.3
VIP Emerging Markets Portfolio - Initial Class	4.7
VIP Growth Portfolio - Initial Class	4.0
Fidelity International Bond Index Fund	3.5
Fidelity Long-Term Treasury Bond Index Fund	3.2
VIP Growth & Income Portfolio - Initial Class	2.7
VIP Contrafund Portfolio - Initial Class	2.4
95.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914275.101    1424-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2010 Portfolio℠ VIP Freedom 2010 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	10.53%	3.15%	5.73%
Fidelity VIP Freedom 2010 Composite Index℠	10.38%	3.34%	5.53%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$239,755,158
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.6
International Equity Funds - 14.0
Domestic Equity Funds - 13.7
Short-Term Funds - 12.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	35.8
Fidelity Inflation-Protected Bond Index Fund	16.7
VIP Government Money Market Portfolio - Initial Class	12.7
VIP Overseas Portfolio - Initial Class	9.3
VIP Emerging Markets Portfolio - Initial Class	4.7
VIP Growth Portfolio - Initial Class	4.0
Fidelity International Bond Index Fund	3.5
Fidelity Long-Term Treasury Bond Index Fund	3.2
VIP Growth & Income Portfolio - Initial Class	2.7
VIP Contrafund Portfolio - Initial Class	2.4
95.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914274.101    1423-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Bond Index Portfolio VIP Bond Index Portfolio Service Class 2

This annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 40	0.39%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
•The fund lagged the index primarily due to pricing basis, meaning differences between when the fund and the index are priced on the last day of the year.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 19, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class 2	6.76%	-0.81%	1.63%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.09%
A   From April 19, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,177,947,761
Number of Holdings	3,768
Total Advisory Fee	$948,627
Portfolio Turnover	53%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 70.8
AAA - 2.3
AA - 3.3
A - 12.8
BBB - 10.9
BB - 0.2
Not Rated - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - (1.0)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.6
Corporate Bonds - 26.2
U.S. Government Agency - Mortgage Securities - 23.9
Foreign Government and Government Agency Obligations - 1.7
CMOs and Other Mortgage Related Securities - 1.4
Asset-Backed Securities - 0.5
U.S. Government Agency Obligations - 0.3
Municipal Securities - 0.3
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (1.0)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
Canada - 1.1
United Kingdom - 1.0
Japan - 0.6
Multi-national - 0.5
Mexico - 0.4
Germany - 0.2
Australia - 0.2
Philippines - 0.2
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	36.9
US Treasury Bonds	9.7
Fannie Mae Mortgage pass-thru certificates	9.1
Freddie Mac Gold Pool	7.5
Ginnie Mae II Pool	4.9
Uniform Mortgage Backed Securities	1.3
Freddie Mac Multifamily Structured pass-thru certificates	0.8
Ginnie Mae I Pool	0.7
JPMorgan Chase & Co	0.7
Bank of America Corp	0.6
72.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914382.101    3079-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Bond Index Portfolio VIP Bond Index Portfolio Service Class

This annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 25	0.24%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
•The fund lagged the index primarily due to pricing basis, meaning differences between when the fund and the index are priced on the last day of the year.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class	7.01%	-0.67%	1.37%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.66%
A   From April 11, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,177,947,761
Number of Holdings	3,768
Total Advisory Fee	$948,627
Portfolio Turnover	53%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 70.8
AAA - 2.3
AA - 3.3
A - 12.8
BBB - 10.9
BB - 0.2
Not Rated - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - (1.0)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.6
Corporate Bonds - 26.2
U.S. Government Agency - Mortgage Securities - 23.9
Foreign Government and Government Agency Obligations - 1.7
CMOs and Other Mortgage Related Securities - 1.4
Asset-Backed Securities - 0.5
U.S. Government Agency Obligations - 0.3
Municipal Securities - 0.3
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (1.0)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
Canada - 1.1
United Kingdom - 1.0
Japan - 0.6
Multi-national - 0.5
Mexico - 0.4
Germany - 0.2
Australia - 0.2
Philippines - 0.2
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	36.9
US Treasury Bonds	9.7
Fannie Mae Mortgage pass-thru certificates	9.1
Freddie Mac Gold Pool	7.5
Ginnie Mae II Pool	4.9
Uniform Mortgage Backed Securities	1.3
Freddie Mac Multifamily Structured pass-thru certificates	0.8
Ginnie Mae I Pool	0.7
JPMorgan Chase & Co	0.7
Bank of America Corp	0.6
72.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914380.101    1019-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Bond Index Portfolio VIP Bond Index Portfolio Initial Class

This annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 15	0.14%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
•The fund lagged the index primarily due to pricing basis, meaning differences between when the fund and the index are priced on the last day of the year.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 19, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Initial Class	6.98%	-0.57%	1.88%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.09%
A   From April 19, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,177,947,761
Number of Holdings	3,768
Total Advisory Fee	$948,627
Portfolio Turnover	53%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 70.8
AAA - 2.3
AA - 3.3
A - 12.8
BBB - 10.9
BB - 0.2
Not Rated - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - (1.0)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.6
Corporate Bonds - 26.2
U.S. Government Agency - Mortgage Securities - 23.9
Foreign Government and Government Agency Obligations - 1.7
CMOs and Other Mortgage Related Securities - 1.4
Asset-Backed Securities - 0.5
U.S. Government Agency Obligations - 0.3
Municipal Securities - 0.3
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (1.0)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
Canada - 1.1
United Kingdom - 1.0
Japan - 0.6
Multi-national - 0.5
Mexico - 0.4
Germany - 0.2
Australia - 0.2
Philippines - 0.2
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	36.9
US Treasury Bonds	9.7
Fannie Mae Mortgage pass-thru certificates	9.1
Freddie Mac Gold Pool	7.5
Ginnie Mae II Pool	4.9
Uniform Mortgage Backed Securities	1.3
Freddie Mac Multifamily Structured pass-thru certificates	0.8
Ginnie Mae I Pool	0.7
JPMorgan Chase & Co	0.7
Bank of America Corp	0.6
72.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914381.101    3078-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Asset Manager 70% Portfolio VIP Asset Manager 70% Portfolio Service Class 2

This annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 90	0.82%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, both asset class positioning and security selection contributed to the fund's performance versus the Composite index for the year.
•The portfolio's core equity allocation strategy aided relative performance, led by overweight positioning among in both international developed- and emerging-markets stocks. Conversely, an overweight stake in U.S. equities detracted, modestly diminishing the positive impact of our equity allocation approach. Small, non-index allocations to real estate investment trusts and commodity-related securities marginally dampened the fund's relative result the past year.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025. Investment choices in the communication services and financials sectors helped most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the fund's relative return. Here, picks in the U.K., along with adverse positioning in Canada and several continental European equity markets, were the biggest negatives. Out-of-benchmark positioning in the U.S. market also hurt. On the plus side, underweighting the lagging Australian market was beneficial.
•Emerging-markets stock picks provided a further boost. Here, positioning in India, along with investment choices in Taiwan and South Korea, added value.
•Security selection among investment-grade bonds also slightly contributed. Non-government-agency mortgage-backed securities and U.S. Treasurys led the way, followed by asset-backed securities.
•As of December 31, the fund was overweight in equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	17.96%	7.37%	8.59%
Fidelity Asset Manager 70% Composite Index℠	18.13%	8.12%	9.47%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$373,011,280
Number of Holdings	28
Total Advisory Fee	$1,884,065
Portfolio Turnover	22%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 13.1
AAA - 1.2
AA - 0.2
A - 1.6
BBB - 2.7
BB - 0.9
B - 0.9
CCC,CC,C - 0.2
D - 0.0
Not Rated - 2.0
Equities - 74.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.1
Financials	14.7
Industrials	8.5
Consumer Discretionary	6.9
Communication Services	6.0
Health Care	5.2
Materials	3.0
Consumer Staples	2.7
Energy	2.5
Utilities	1.6
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.4
Bonds - 22.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.2
Fidelity Enhanced Small Cap ETF	2.9
NVIDIA Corp	2.9
Apple Inc	2.5
Fidelity Blue Chip Growth ETF	2.4
Alphabet Inc Class A	2.4
Microsoft Corp	2.3
US Treasury Bonds	2.2
Taiwan Semiconductor Manufacturing Co Ltd	1.7
Amazon.com Inc	1.5
29.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's name changed from Asset Manager Growth Portfolio to Asset Manager 70% Portfolio during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914172.101    364-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Asset Manager 70% Portfolio VIP Asset Manager 70% Portfolio Service Class

This annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 74	0.68%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, both asset class positioning and security selection contributed to the fund's performance versus the Composite index for the year.
•The portfolio's core equity allocation strategy aided relative performance, led by overweight positioning among in both international developed- and emerging-markets stocks. Conversely, an overweight stake in U.S. equities detracted, modestly diminishing the positive impact of our equity allocation approach. Small, non-index allocations to real estate investment trusts and commodity-related securities marginally dampened the fund's relative result the past year.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025. Investment choices in the communication services and financials sectors helped most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the fund's relative return. Here, picks in the U.K., along with adverse positioning in Canada and several continental European equity markets, were the biggest negatives. Out-of-benchmark positioning in the U.S. market also hurt. On the plus side, underweighting the lagging Australian market was beneficial.
•Emerging-markets stock picks provided a further boost. Here, positioning in India, along with investment choices in Taiwan and South Korea, added value.
•Security selection among investment-grade bonds also slightly contributed. Non-government-agency mortgage-backed securities and U.S. Treasurys led the way, followed by asset-backed securities.
•As of December 31, the fund was overweight in equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	18.15%	7.53%	8.76%
Fidelity Asset Manager 70% Composite Index℠	18.13%	8.12%	9.47%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$373,011,280
Number of Holdings	28
Total Advisory Fee	$1,884,065
Portfolio Turnover	22%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 13.1
AAA - 1.2
AA - 0.2
A - 1.6
BBB - 2.7
BB - 0.9
B - 0.9
CCC,CC,C - 0.2
D - 0.0
Not Rated - 2.0
Equities - 74.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.1
Financials	14.7
Industrials	8.5
Consumer Discretionary	6.9
Communication Services	6.0
Health Care	5.2
Materials	3.0
Consumer Staples	2.7
Energy	2.5
Utilities	1.6
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.4
Bonds - 22.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.2
Fidelity Enhanced Small Cap ETF	2.9
NVIDIA Corp	2.9
Apple Inc	2.5
Fidelity Blue Chip Growth ETF	2.4
Alphabet Inc Class A	2.4
Microsoft Corp	2.3
US Treasury Bonds	2.2
Taiwan Semiconductor Manufacturing Co Ltd	1.7
Amazon.com Inc	1.5
29.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's name changed from Asset Manager Growth Portfolio to Asset Manager 70% Portfolio during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914173.101    468-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Asset Manager 70% Portfolio VIP Asset Manager 70% Portfolio Investor Class

This annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 71	0.65%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, both asset class positioning and security selection contributed to the fund's performance versus the Composite index for the year.
•The portfolio's core equity allocation strategy aided relative performance, led by overweight positioning among in both international developed- and emerging-markets stocks. Conversely, an overweight stake in U.S. equities detracted, modestly diminishing the positive impact of our equity allocation approach. Small, non-index allocations to real estate investment trusts and commodity-related securities marginally dampened the fund's relative result the past year.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025. Investment choices in the communication services and financials sectors helped most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the fund's relative return. Here, picks in the U.K., along with adverse positioning in Canada and several continental European equity markets, were the biggest negatives. Out-of-benchmark positioning in the U.S. market also hurt. On the plus side, underweighting the lagging Australian market was beneficial.
•Emerging-markets stock picks provided a further boost. Here, positioning in India, along with investment choices in Taiwan and South Korea, added value.
•Security selection among investment-grade bonds also slightly contributed. Non-government-agency mortgage-backed securities and U.S. Treasurys led the way, followed by asset-backed securities.
•As of December 31, the fund was overweight in equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	18.17%	7.55%	8.78%
Fidelity Asset Manager 70% Composite Index℠	18.13%	8.12%	9.47%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$373,011,280
Number of Holdings	28
Total Advisory Fee	$1,884,065
Portfolio Turnover	22%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 13.1
AAA - 1.2
AA - 0.2
A - 1.6
BBB - 2.7
BB - 0.9
B - 0.9
CCC,CC,C - 0.2
D - 0.0
Not Rated - 2.0
Equities - 74.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.1
Financials	14.7
Industrials	8.5
Consumer Discretionary	6.9
Communication Services	6.0
Health Care	5.2
Materials	3.0
Consumer Staples	2.7
Energy	2.5
Utilities	1.6
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.4
Bonds - 22.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.2
Fidelity Enhanced Small Cap ETF	2.9
NVIDIA Corp	2.9
Apple Inc	2.5
Fidelity Blue Chip Growth ETF	2.4
Alphabet Inc Class A	2.4
Microsoft Corp	2.3
US Treasury Bonds	2.2
Taiwan Semiconductor Manufacturing Co Ltd	1.7
Amazon.com Inc	1.5
29.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's name changed from Asset Manager Growth Portfolio to Asset Manager 70% Portfolio during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914170.101    1458-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Asset Manager 70% Portfolio VIP Asset Manager 70% Portfolio Initial Class

This annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 63	0.58%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, both asset class positioning and security selection contributed to the fund's performance versus the Composite index for the year.
•The portfolio's core equity allocation strategy aided relative performance, led by overweight positioning among in both international developed- and emerging-markets stocks. Conversely, an overweight stake in U.S. equities detracted, modestly diminishing the positive impact of our equity allocation approach. Small, non-index allocations to real estate investment trusts and commodity-related securities marginally dampened the fund's relative result the past year.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025. Investment choices in the communication services and financials sectors helped most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the fund's relative return. Here, picks in the U.K., along with adverse positioning in Canada and several continental European equity markets, were the biggest negatives. Out-of-benchmark positioning in the U.S. market also hurt. On the plus side, underweighting the lagging Australian market was beneficial.
•Emerging-markets stock picks provided a further boost. Here, positioning in India, along with investment choices in Taiwan and South Korea, added value.
•Security selection among investment-grade bonds also slightly contributed. Non-government-agency mortgage-backed securities and U.S. Treasurys led the way, followed by asset-backed securities.
•As of December 31, the fund was overweight in equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	18.29%	7.64%	8.87%
Fidelity Asset Manager 70% Composite Index℠	18.13%	8.12%	9.47%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$373,011,280
Number of Holdings	28
Total Advisory Fee	$1,884,065
Portfolio Turnover	22%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 13.1
AAA - 1.2
AA - 0.2
A - 1.6
BBB - 2.7
BB - 0.9
B - 0.9
CCC,CC,C - 0.2
D - 0.0
Not Rated - 2.0
Equities - 74.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.1
Financials	14.7
Industrials	8.5
Consumer Discretionary	6.9
Communication Services	6.0
Health Care	5.2
Materials	3.0
Consumer Staples	2.7
Energy	2.5
Utilities	1.6
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.4
Bonds - 22.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.2
Fidelity Enhanced Small Cap ETF	2.9
NVIDIA Corp	2.9
Apple Inc	2.5
Fidelity Blue Chip Growth ETF	2.4
Alphabet Inc Class A	2.4
Microsoft Corp	2.3
US Treasury Bonds	2.2
Taiwan Semiconductor Manufacturing Co Ltd	1.7
Amazon.com Inc	1.5
29.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's name changed from Asset Manager Growth Portfolio to Asset Manager 70% Portfolio during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914171.101    159-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Asset Manager 50% Portfolio VIP Asset Manager 50% Portfolio Service Class 2

This annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 78	0.72%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, both asset class positioning and security selection contributed to the fund's performance versus the Composite index for the year.
•The portfolio's core equity allocation strategy aided relative performance, led by overweight positioning among in both international developed- and emerging-markets stocks. Conversely, an overweight stake in U.S. equities detracted, modestly diminishing the positive impact of our equity allocation approach.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025. Investment choices in the communication services and financials sectors helped most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the fund's relative return. Here, picks in the U.K., along with adverse positioning in Canada and several continental European equity markets, were the biggest negatives. Out-of-benchmark positioning in the U.S. market also hurt. On the plus side, underweighting the lagging Australian market was beneficial.
•Emerging-markets stock picks provided a further boost. Here, positioning in India, along with investment choices in Taiwan and South Korea, added value.
•Security selection among investment-grade bonds also slightly contributed. Non-government-agency mortgage-backed securities and U.S. Treasurys led the way, followed by asset-backed securities.
•As of December 31, the fund was overweight in equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	14.72%	5.41%	6.87%
Fidelity Asset Manager 50% Composite Index℠	14.77%	5.95%	7.41%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$949,894,514
Number of Holdings	32
Total Advisory Fee	$4,427,638
Portfolio Turnover	24%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.4
AAA - 2.5
AA - 0.3
A - 2.9
BBB - 4.9
BB - 0.9
B - 1.1
CCC,CC,C - 0.2
D - 0.0
Not Rated - 2.7
Equities - 58.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	13.8
Information Technology	13.4
Industrials	6.9
Communication Services	5.2
Consumer Discretionary	5.1
Health Care	4.1
Energy	2.2
Consumer Staples	2.1
Materials	1.8
Real Estate	1.5
Utilities	1.5

ASSET ALLOCATION (% of Fund's net assets)

Equities - 58.2
Bonds - 37.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.7
US Treasury Bonds	3.9
Fidelity Enhanced Small Cap ETF	2.6
NVIDIA Corp	2.2
Fidelity Blue Chip Growth ETF	2.1
Apple Inc	1.9
Alphabet Inc Class A	1.8
Microsoft Corp	1.7
Fannie Mae Mortgage pass-thru certificates	1.4
Fidelity Hedged Equity ETF	1.3
32.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's name changed from Asset Manager Portfolio to Asset Manager 50% Portfolio during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914197.101    363-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Asset Manager 50% Portfolio VIP Asset Manager 50% Portfolio Service Class

This annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 61	0.57%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, both asset class positioning and security selection contributed to the fund's performance versus the Composite index for the year.
•The portfolio's core equity allocation strategy aided relative performance, led by overweight positioning among in both international developed- and emerging-markets stocks. Conversely, an overweight stake in U.S. equities detracted, modestly diminishing the positive impact of our equity allocation approach.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025. Investment choices in the communication services and financials sectors helped most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the fund's relative return. Here, picks in the U.K., along with adverse positioning in Canada and several continental European equity markets, were the biggest negatives. Out-of-benchmark positioning in the U.S. market also hurt. On the plus side, underweighting the lagging Australian market was beneficial.
•Emerging-markets stock picks provided a further boost. Here, positioning in India, along with investment choices in Taiwan and South Korea, added value.
•Security selection among investment-grade bonds also slightly contributed. Non-government-agency mortgage-backed securities and U.S. Treasurys led the way, followed by asset-backed securities.
•As of December 31, the fund was overweight in equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	14.86%	5.56%	7.03%
Fidelity Asset Manager 50% Composite Index℠	14.77%	5.95%	7.41%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$949,894,514
Number of Holdings	32
Total Advisory Fee	$4,427,638
Portfolio Turnover	24%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.4
AAA - 2.5
AA - 0.3
A - 2.9
BBB - 4.9
BB - 0.9
B - 1.1
CCC,CC,C - 0.2
D - 0.0
Not Rated - 2.7
Equities - 58.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	13.8
Information Technology	13.4
Industrials	6.9
Communication Services	5.2
Consumer Discretionary	5.1
Health Care	4.1
Energy	2.2
Consumer Staples	2.1
Materials	1.8
Real Estate	1.5
Utilities	1.5

ASSET ALLOCATION (% of Fund's net assets)

Equities - 58.2
Bonds - 37.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.7
US Treasury Bonds	3.9
Fidelity Enhanced Small Cap ETF	2.6
NVIDIA Corp	2.2
Fidelity Blue Chip Growth ETF	2.1
Apple Inc	1.9
Alphabet Inc Class A	1.8
Microsoft Corp	1.7
Fannie Mae Mortgage pass-thru certificates	1.4
Fidelity Hedged Equity ETF	1.3
32.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's name changed from Asset Manager Portfolio to Asset Manager 50% Portfolio during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914198.101    467-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Asset Manager 50% Portfolio VIP Asset Manager 50% Portfolio Investor Class

This annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 59	0.55%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, both asset class positioning and security selection contributed to the fund's performance versus the Composite index for the year.
•The portfolio's core equity allocation strategy aided relative performance, led by overweight positioning among in both international developed- and emerging-markets stocks. Conversely, an overweight stake in U.S. equities detracted, modestly diminishing the positive impact of our equity allocation approach.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025. Investment choices in the communication services and financials sectors helped most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the fund's relative return. Here, picks in the U.K., along with adverse positioning in Canada and several continental European equity markets, were the biggest negatives. Out-of-benchmark positioning in the U.S. market also hurt. On the plus side, underweighting the lagging Australian market was beneficial.
•Emerging-markets stock picks provided a further boost. Here, positioning in India, along with investment choices in Taiwan and South Korea, added value.
•Security selection among investment-grade bonds also slightly contributed. Non-government-agency mortgage-backed securities and U.S. Treasurys led the way, followed by asset-backed securities.
•As of December 31, the fund was overweight in equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	14.90%	5.59%	7.05%
Fidelity Asset Manager 50% Composite Index℠	14.77%	5.95%	7.41%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$949,894,514
Number of Holdings	32
Total Advisory Fee	$4,427,638
Portfolio Turnover	24%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.4
AAA - 2.5
AA - 0.3
A - 2.9
BBB - 4.9
BB - 0.9
B - 1.1
CCC,CC,C - 0.2
D - 0.0
Not Rated - 2.7
Equities - 58.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	13.8
Information Technology	13.4
Industrials	6.9
Communication Services	5.2
Consumer Discretionary	5.1
Health Care	4.1
Energy	2.2
Consumer Staples	2.1
Materials	1.8
Real Estate	1.5
Utilities	1.5

ASSET ALLOCATION (% of Fund's net assets)

Equities - 58.2
Bonds - 37.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.7
US Treasury Bonds	3.9
Fidelity Enhanced Small Cap ETF	2.6
NVIDIA Corp	2.2
Fidelity Blue Chip Growth ETF	2.1
Apple Inc	1.9
Alphabet Inc Class A	1.8
Microsoft Corp	1.7
Fannie Mae Mortgage pass-thru certificates	1.4
Fidelity Hedged Equity ETF	1.3
32.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's name changed from Asset Manager Portfolio to Asset Manager 50% Portfolio during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914195.101    1457-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Asset Manager 50% Portfolio VIP Asset Manager 50% Portfolio Initial Class

This annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 51	0.47%
What affected the Fund's performance this period?

•Risk assets throughout the world achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some key central banks.
•Against this backdrop, both asset class positioning and security selection contributed to the fund's performance versus the Composite index for the year.
•The portfolio's core equity allocation strategy aided relative performance, led by overweight positioning among in both international developed- and emerging-markets stocks. Conversely, an overweight stake in U.S. equities detracted, modestly diminishing the positive impact of our equity allocation approach.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bond holdings and cash, in favor of higher-risk segments of the fixed-income market was advantageous. That said, small allocations to long-term U.S. Treasurys and leveraged loans hurt modestly.
•In terms of security selection, picks among U.S. equities notably aided relative performance in 2025. Investment choices in the communication services and financials sectors helped most.
•Stock selection among international developed-market stocks, on the other hand, significantly pressured the fund's relative return. Here, picks in the U.K., along with adverse positioning in Canada and several continental European equity markets, were the biggest negatives. Out-of-benchmark positioning in the U.S. market also hurt. On the plus side, underweighting the lagging Australian market was beneficial.
•Emerging-markets stock picks provided a further boost. Here, positioning in India, along with investment choices in Taiwan and South Korea, added value.
•Security selection among investment-grade bonds also slightly contributed. Non-government-agency mortgage-backed securities and U.S. Treasurys led the way, followed by asset-backed securities.
•As of December 31, the fund was overweight in equities across the board - U.S. as well as international developed and emerging markets - though we remained underweight investment-grade bonds and cash.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	14.98%	5.67%	7.13%
Fidelity Asset Manager 50% Composite Index℠	14.77%	5.95%	7.41%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$949,894,514
Number of Holdings	32
Total Advisory Fee	$4,427,638
Portfolio Turnover	24%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.4
AAA - 2.5
AA - 0.3
A - 2.9
BBB - 4.9
BB - 0.9
B - 1.1
CCC,CC,C - 0.2
D - 0.0
Not Rated - 2.7
Equities - 58.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	13.8
Information Technology	13.4
Industrials	6.9
Communication Services	5.2
Consumer Discretionary	5.1
Health Care	4.1
Energy	2.2
Consumer Staples	2.1
Materials	1.8
Real Estate	1.5
Utilities	1.5

ASSET ALLOCATION (% of Fund's net assets)

Equities - 58.2
Bonds - 37.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.7
US Treasury Bonds	3.9
Fidelity Enhanced Small Cap ETF	2.6
NVIDIA Corp	2.2
Fidelity Blue Chip Growth ETF	2.1
Apple Inc	1.9
Alphabet Inc Class A	1.8
Microsoft Corp	1.7
Fannie Mae Mortgage pass-thru certificates	1.4
Fidelity Hedged Equity ETF	1.3
32.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's name changed from Asset Manager Portfolio to Asset Manager 50% Portfolio during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914196.101    156-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Investment Grade Bond II Portfolio VIP Investment Grade Bond II Portfolio Investor Class

This annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 43	0.41%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, the fund's modestly longer duration (i.e., slightly more interest-rate sensitivity) contributed to performance versus the Bloomberg U.S. Aggregate Index for the year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a modest contribution to relative performance, led by picks among financials, particularly banks and REITs.
•In the government-related sector, non-index exposure to bonds issued by Mexico's state-owned oil and gas company Pemex (Petroleos Mexicanos) buoyed relative performance as well.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities, helped.
•In contrast, the fund's underweight in mortgage-backed securities detracted versus the benchmark.
•An underweight in the bonds of industrial firms within the corporate sector also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 27, 2022 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Investor Class	7.12%	2.42%
Bloomberg U.S. Aggregate Bond Index	7.30%	2.41%
A   From May 27, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,574,011,699
Number of Holdings	4,751
Total Advisory Fee	$13,194,261
Portfolio Turnover	182%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.1
AAA - 7.3
AA - 0.9
A - 8.3
BBB - 13.0
BB - 1.7
B - 0.8
CCC,CC,C - 0.0
Not Rated - 6.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 48.1
Corporate Bonds - 22.6
U.S. Government Agency - Mortgage Securities - 15.0
Asset-Backed Securities - 9.2
CMOs and Other Mortgage Related Securities - 6.3
Foreign Government and Government Agency Obligations - 0.2
Options - 0.1
Other Investments - 0.0
Bank Loan Obligations - 0.0
Preferred Securities - 0.0
Municipal Securities - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.6
Grand Cayman (UK Overseas Ter) - 4.7
Mexico - 0.9
Bailiwick Of Jersey - 0.7
Ireland - 0.6
United Kingdom - 0.5
Multi-national - 0.5
Netherlands - 0.4
Germany - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.9
US Treasury Bonds	12.2
Fannie Mae Mortgage pass-thru certificates	5.1
Ginnie Mae II Pool	3.9
Freddie Mac Gold Pool	3.2
Uniform Mortgage Backed Securities	2.5
Freddie Mac Multifamily Structured pass-thru certificates	1.9
Bank of America Corp	1.4
JPMorgan Chase & Co	1.2
Morgan Stanley	1.2
68.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914404.101    6572-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Investment Grade Bond II Portfolio VIP Investment Grade Bond II Portfolio Initial Class

This annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 40	0.38%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, the fund's modestly longer duration (i.e., slightly more interest-rate sensitivity) contributed to performance versus the Bloomberg U.S. Aggregate Index for the year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a modest contribution to relative performance, led by picks among financials, particularly banks and REITs.
•In the government-related sector, non-index exposure to bonds issued by Mexico's state-owned oil and gas company Pemex (Petroleos Mexicanos) buoyed relative performance as well.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities, helped.
•In contrast, the fund's underweight in mortgage-backed securities detracted versus the benchmark.
•An underweight in the bonds of industrial firms within the corporate sector also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 27, 2022 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Initial Class	7.15%	2.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	2.41%
A   From May 27, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,574,011,699
Number of Holdings	4,751
Total Advisory Fee	$13,194,261
Portfolio Turnover	182%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.1
AAA - 7.3
AA - 0.9
A - 8.3
BBB - 13.0
BB - 1.7
B - 0.8
CCC,CC,C - 0.0
Not Rated - 6.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 48.1
Corporate Bonds - 22.6
U.S. Government Agency - Mortgage Securities - 15.0
Asset-Backed Securities - 9.2
CMOs and Other Mortgage Related Securities - 6.3
Foreign Government and Government Agency Obligations - 0.2
Options - 0.1
Other Investments - 0.0
Bank Loan Obligations - 0.0
Preferred Securities - 0.0
Municipal Securities - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.6
Grand Cayman (UK Overseas Ter) - 4.7
Mexico - 0.9
Bailiwick Of Jersey - 0.7
Ireland - 0.6
United Kingdom - 0.5
Multi-national - 0.5
Netherlands - 0.4
Germany - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.9
US Treasury Bonds	12.2
Fannie Mae Mortgage pass-thru certificates	5.1
Ginnie Mae II Pool	3.9
Freddie Mac Gold Pool	3.2
Uniform Mortgage Backed Securities	2.5
Freddie Mac Multifamily Structured pass-thru certificates	1.9
Bank of America Corp	1.4
JPMorgan Chase & Co	1.2
Morgan Stanley	1.2
68.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914403.101    6571-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2070 Portfolio℠ VIP Freedom 2070 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 1, 2024 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Initial Class	19.93%	14.71%
Fidelity VIP Freedom 2070 Composite Index	21.44%	17.46%
S&P 500® Index	17.88%	17.55%
A   From July 1, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,449,713
Number of Holdings	12
Total Advisory Fee	$0
Portfolio Turnover	344%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.7
International Equity Funds - 40.4
Bond Funds - 6.6
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.7
VIP Growth Portfolio - Initial Class	15.4
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	10.3
VIP Contrafund Portfolio - Initial Class	9.3
VIP Equity-Income Portfolio - Initial Class	7.5
Fidelity Long-Term Treasury Bond Index Fund	6.5
VIP Value Portfolio - Initial Class	5.3
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918308.101    7671-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2070 Portfolio℠ VIP Freedom 2070 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 1, 2024 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class	19.82%	14.61%
Fidelity VIP Freedom 2070 Composite Index	21.44%	17.46%
S&P 500® Index	17.88%	17.55%
A   From July 1, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,449,713
Number of Holdings	12
Total Advisory Fee	$0
Portfolio Turnover	344%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.7
International Equity Funds - 40.4
Bond Funds - 6.6
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.7
VIP Growth Portfolio - Initial Class	15.4
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	10.3
VIP Contrafund Portfolio - Initial Class	9.3
VIP Equity-Income Portfolio - Initial Class	7.5
Fidelity Long-Term Treasury Bond Index Fund	6.5
VIP Value Portfolio - Initial Class	5.3
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918310.101    7672-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2070 Portfolio℠ VIP Freedom 2070 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains in 2025, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, the performance of the underlying investment portfolios detracted from the Fund's performance versus the Composite index for the year, especially in non-U.S. equities.
•Within non-U.S. equities, an investment in VIP Overseas Portfolio hurt most, as the fund gained 20.39%, trailing the 32.22% advance of the MSCI ACWI (All Country World Index) ex US Index.
•Performance among U.S. equities contributed to the Fund's relative performance, especially an investment in VIP Growth & Income Portfolio (+21.50%), which topped its benchmark, the S&P 500 index (+17.88%).
•Conversely, an investment in VIP Growth Portfolio detracted from the Fund's relative result, given the portfolio's 14.90% gain lagged that of its benchmark, the Russell 3000® Growth Index (+18.15%).
•Active asset allocation positioning contributed to the Fund's performance versus its Composite index. Specifically, it helped to overweight non-U.S. equities, the top-performing category in 2025. Underweighting U.S. investment-grade bonds also contributed, whereas an underweight in U.S. equities detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 1, 2024 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class 2	19.59%	14.40%
Fidelity VIP Freedom 2070 Composite Index	21.44%	17.46%
S&P 500® Index	17.88%	17.55%
A   From July 1, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,449,713
Number of Holdings	12
Total Advisory Fee	$0
Portfolio Turnover	344%
What did the Fund invest in?
(as of December 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.7
International Equity Funds - 40.4
Bond Funds - 6.6
Short-Term Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.7
VIP Growth Portfolio - Initial Class	15.4
VIP Emerging Markets Portfolio - Initial Class	12.7
VIP Growth & Income Portfolio - Initial Class	10.3
VIP Contrafund Portfolio - Initial Class	9.3
VIP Equity-Income Portfolio - Initial Class	7.5
Fidelity Long-Term Treasury Bond Index Fund	6.5
VIP Value Portfolio - Initial Class	5.3
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918312.101    7673-TSRA-0226

Item 2.

Code of Ethics

As of the end of the period, December 31, 2025, Variable Insurance Products Fund V (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Asset Manager 50% Portfolio, VIP Asset Manager 70% Portfolio, VIP Bond Index Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, VIP Freedom 2065 Portfolio, VIP Freedom 2070 Portfolio, VIP Freedom Income Portfolio, VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio, VIP Investment Grade Bond Portfolio II, and VIP Investment Grade Bond Portfolio (the “Funds”):

Services Billed by Deloitte Entities

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Asset Manager 50% Portfolio	$35,200	$-	$8,100	$400
VIP Asset Manager 70% Portfolio	$34,700	$-	$5,300	$300
VIP Bond Index Portfolio	$72,100	$-	$6,800	$700
VIP Freedom 2010 Portfolio	$18,600	$-	$5,300	$200
VIP Freedom 2015 Portfolio	$18,600	$-	$5,300	$200
VIP Freedom 2020 Portfolio	$18,600	$-	$5,300	$200
VIP Freedom 2025 Portfolio	$18,600	$-	$5,300	$200
VIP Freedom 2030 Portfolio	$18,600	$-	$5,300	$200
VIP Freedom 2035 Portfolio	$18,600	$-	$5,300	$200
VIP Freedom 2040 Portfolio	$18,600	$-	$5,300	$200
VIP Freedom 2045
Portfolio	$18,600	$-	$5,300	$200
VIP Freedom 2050 Portfolio	$18,600	$-	$5,300	$200
VIP Freedom 2055 Portfolio	$18,600	$-	$5,500	$200
VIP Freedom 2060 Portfolio	$19,100	$-	$5,500	$200
VIP Freedom 2065 Portfolio	$18,600	$-	$5,500	$200
VIP Freedom 2070 Portfolio	$18,400	$-	$8,000	$200
VIP Freedom Income Portfolio	$28,100	$-	$5,300	$200
VIP Freedom Lifetime Income I Portfolio	$16,400	$-	$5,300	$200
VIP Freedom Lifetime Income II Portfolio	$16,400	$-	$5,300	$200
VIP Freedom Lifetime Income III Portfolio	$16,400	$-	$5,300	$200
VIP Investment Grade Bond II Portfolio	$39,400	$-	$10,300	$400
VIP Investment Grade Bond Portfolio	$36,400	$-	$6,700	$400

December 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Asset Manager 50% Portfolio	$33,900	$-	$12,700	$800
VIP Asset Manager 70% Portfolio	$33,100	$-	$8,000	$700
VIP Bond Index Portfolio	$69,300	$-	$10,400	$1,500
VIP Freedom 2010 Portfolio	$17,800	$-	$7,400	$400
VIP Freedom 2015 Portfolio	$17,800	$-	$7,400	$400
VIP Freedom 2020 Portfolio	$17,800	$-	$7,400	$400
VIP Freedom 2025 Portfolio	$17,800	$-	$7,400	$400
VIP Freedom 2030 Portfolio	$17,800	$-	$7,400	$400
VIP Freedom 2035 Portfolio	$17,800	$-	$7,400	$400
VIP Freedom 2040 Portfolio	$17,800	$-	$7,200	$400
VIP Freedom 2045 Portfolio	$17,800	$-	$7,400	$400
VIP Freedom 2050 Portfolio	$17,800	$-	$7,400	$400
VIP Freedom 2055 Portfolio	$17,800	$-	$7,600	$500
VIP Freedom 2060 Portfolio	$18,300	$-	$7,600	$500
VIP Freedom 2065 Portfolio	$17,800	$-	$7,600	$500
VIP Freedom 2070 Portfolio	$15,100	$-	$7,700	$200
VIP Freedom Income Portfolio	$17,800	$-	$7,400	$400
VIP Freedom Lifetime Income I Portfolio	$15,700	$-	$7,700	$400
VIP Freedom Lifetime Income II Portfolio	$15,700	$-	$7,700	$400
VIP Freedom Lifetime Income III Portfolio	$15,700	$-	$7,700	$400
VIP Investment Grade Bond II Portfolio	$37,800	$-	$10,500	$900
VIP Investment Grade Bond Portfolio	$34,900	$-	$10,000	$800

A Amounts may reflect rounding.

BVIP Freedom 2070 Portfolio commenced operations on July 1, 2024.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to VIP FundsManager 20% Portfolio, VIP FundsManager 30% Portfolio, VIP FundsManager 40% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, VIP FundsManager 85% Portfolio, VIP Government Money Market Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio,  VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio, VIP Investor Freedom 2035 Portfolio, VIP Investor Freedom 2040 Portfolio, VIP Investor Freedom 2045 Portfolio, VIP Investor Freedom 2050 Portfolio, VIP Investor Freedom Income Portfolio, VIP Strategic Income Portfolio, and VIP Target Volatility Portfolio (the “Funds”):

Services Billed by PwC

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP FundsManager 20% Portfolio	$25,200	$1,000	$2,800	$400
VIP FundsManager 30% Portfolio	$25,700	$1,100	$5,600	$400
VIP FundsManager 40% Portfolio	$25,700	$1,100	$5,600	$400
VIP FundsManager 50% Portfolio	$25,200	$1,000	$2,800	$400
VIP FundsManager 60% Portfolio	$25,300	$1,000	$2,800	$400
VIP FundsManager 70% Portfolio	$25,200	$1,000	$2,800	$400
VIP FundsManager 85% Portfolio	$25,200	$1,000	$2,800	$400
VIP Government Money Market Portfolio	$43,800	$1,600	$2,200	$600
VIP Investor Freedom 2010 Portfolio	$16,800	$700	$3,000	$300
VIP Investor Freedom 2015 Portfolio	$16,800	$700	$3,000	$300
VIP Investor Freedom 2020 Portfolio	$16,800	$700	$3,000	$300
VIP Investor Freedom 2025 Portfolio	$16,800	$700	$3,000	$300
VIP Investor Freedom 2030 Portfolio	$16,800	$700	$3,000	$300
VIP Investor Freedom 2035 Portfolio	$18,200	$800	$3,000	$300
VIP Investor Freedom 2040 Portfolio	$18,200	$800	$3,000	$300
VIP Investor Freedom 2045 Portfolio	$18,200	$800	$3,000	$300
VIP Investor Freedom 2050 Portfolio	$18,200	$800	$3,000	$300
VIP Investor Freedom Income Portfolio	$19,900	$700	$5,200	$300
VIP Strategic Income Portfolio	$93,500	$3,500	$3,800	$1,400
VIP Target Volatility Portfolio	$28,800	$1,200	$6,100	$500

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP FundsManager 20% Portfolio	$24,100	$2,000	$5,400	$900
VIP FundsManager 30% Portfolio	$24,300	$2,100	$5,400	$900
VIP FundsManager 40% Portfolio	$24,300	$2,100	$5,400	$900
VIP FundsManager 50% Portfolio	$24,200	$2,000	$5,400	$900
VIP FundsManager 60% Portfolio	$24,300	$2,000	$5,400	$900
VIP FundsManager 70% Portfolio	$24,200	$2,000	$5,400	$900
VIP FundsManager 85% Portfolio	$24,100	$2,000	$5,400	$900
VIP Government Money Market Portfolio	$42,800	$3,300	$2,100	$1,400
VIP Investor Freedom 2010 Portfolio	$16,000	$1,500	$6,200	$600
VIP Investor Freedom 2015 Portfolio	$16,000	$1,500	$6,200	$600
VIP Investor Freedom 2020 Portfolio	$16,000	$1,500	$6,200	$600
VIP Investor Freedom 2025 Portfolio	$16,000	$1,500	$6,200	$600
VIP Investor Freedom 2030 Portfolio	$16,000	$1,500	$6,200	$600
VIP Investor Freedom 2035 Portfolio	$17,400	$1,700	$6,200	$700
VIP Investor Freedom 2040 Portfolio	$17,400	$1,700	$6,200	$700
VIP Investor Freedom 2045 Portfolio	$17,400	$1,700	$6,200	$700
VIP Investor Freedom 2050 Portfolio	$17,400	$1,700	$6,200	$700
VIP Investor Freedom Income Portfolio	$16,000	$1,500	$6,200	$600
VIP Strategic Income Portfolio	$91,400	$7,500	$12,800	$3,200
VIP Target Volatility Portfolio	$27,200	$2,400	$5,900	$1,100

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2025A	December 31, 2024A,B
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

B May include amounts billed prior to the VIP Freedom 2070 Portfolio’s commencement of operations.

Services Billed by PwC

	December 31, 2025A	December 31, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2025A	December 31, 2024A,B
Deloitte Entities	$2,568,400	$3,539,600
PwC	$13,850,300	$15,473,300

A Amounts may reflect rounding.
B May include amounts billed prior to the VIP Freedom 2070 Portfolio’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP Target Volatility Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Target Volatility Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 28.1%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (a)	828	7,690
Fidelity Total Bond Fund (a)	186,777	1,806,138
Fidelity U.S. Bond Index Fund (a)	28,157	297,342
TOTAL BOND FUNDS (Cost $2,007,131)		2,111,170

Domestic Equity Funds - 40.7%
	Shares	Value ($)
Fidelity Contrafund (a)	2,125	51,636
Fidelity Hedged Equity Fund (a)	6,286	93,719
Fidelity Stock Selector Small Cap Fund (a)	3,366	142,479
VIP Stock Selector Portfolio - Investor Class (a)	187,896	2,701,943
VIP Value Strategies Portfolio - Investor Class (a)	4,077	64,175
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,837,958)		3,053,952

International Equity Funds - 27.1%
	Shares	Value ($)
Fidelity Canada Fund (a)	592	46,256
Fidelity Emerging Markets Fund (a)	12,849	640,791
Fidelity International Value Fund (a)	15,151	213,937
Fidelity Japan Smaller Companies Fund (a)	869	14,583
Fidelity Overseas Fund (a)	15,563	1,120,981
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,182,204)		2,036,548

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b)	3.79	302,293	302,354
Fidelity Investments Money Market Government Portfolio - Institutional Class (a)(c)	3.71	8,317	8,317
TOTAL MONEY MARKET FUNDS (Cost $310,671)			310,671

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,337,964)	7,512,341
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,479)
NET ASSETS - 100.0%	7,510,862

Legend

(a)	Affiliated fund.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	240,851	58,414,446	58,352,944	272,970	1	-	302,354	302,293	0.0%
Fidelity Securities Lending Cash Central Fund	1,667,250	159,882,613	161,549,863	121,956	-	-	-	-	0.0%
Total	1,908,101	218,297,059	219,902,807	394,926	1	-	302,354

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	2,647,666	2,777,869	200	130,203	-	-	-
Fidelity Canada Fund	1,574,312	30,384	1,789,800	2,686	311,541	(80,181)	46,256	592
Fidelity Contrafund	5,159,276	773,841	6,078,998	17,968	1,913,985	(1,716,468)	51,636	2,125
Fidelity Emerging Markets Fund	14,379,550	10,123,661	25,507,061	333	2,458,341	(813,700)	640,791	12,849
Fidelity Enhanced International ETF	19,223,291	7,893,653	28,150,686	199,654	1,528,397	(494,655)	-	-
Fidelity Enhanced Large Cap Core ETF	17,216,133	13,952,344	32,199,451	61,406	1,565,445	(534,471)	-	-
Fidelity Fundamental Small-Mid Cap ETF	-	2,646,495	2,725,829	9,406	79,334	-	-	-
Fidelity Hedged Equity Fund	3,471,214	536	3,648,880	424	533,249	(262,400)	93,719	6,286
Fidelity International Value Fund	5,690,079	109,460	7,247,413	5,230	2,918,132	(1,256,321)	213,937	15,151
Fidelity Investments Money Market Government Portfolio - Institutional Class	1,836	26,135,588	26,129,107	37,387	-	-	8,317	8,317
Fidelity Japan Smaller Companies Fund	1,835,521	2,380	1,985,589	2,363	342,057	(179,786)	14,583	869
Fidelity Long-Term Treasury Bond Index Fund	361,041	13,973	382,987	10,785	(59,102)	74,765	7,690	828
Fidelity Low-Priced Stock Fund	2,996,177	-	2,985,149	-	(168,934)	157,906	-	-
Fidelity Overseas Fund	11,529,837	22,280,589	34,304,881	57,941	3,294,379	(1,678,943)	1,120,981	15,563
Fidelity Stock Selector Small Cap Fund	-	7,627,714	7,587,727	1,099	79,655	22,837	142,479	3,366
Fidelity Total Bond Fund	33,606,729	29,209,715	62,405,421	1,466,340	799,127	595,988	1,806,138	186,777
Fidelity U.S. Bond Index Fund	500,944	18,508,396	18,648,258	130,304	(61,102)	(2,638)	297,342	28,157
Fidelity U.S. Low Volatility Equity Fund	213,490	6,566	225,714	-	44,658	(39,000)	-	-
VIP Stock Selector Portfolio - Investor Class	53,504,970	37,581,469	91,681,791	16,575	12,997,541	(9,700,246)	2,701,943	187,896
VIP Value Strategies Portfolio - Investor Class	-	4,197,920	4,054,308	48,327	(86,324)	6,887	64,175	4,077
	171,264,400	183,742,350	360,516,919	2,068,428	28,620,582	(15,900,426)	7,209,987

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,111,170	2,111,170	-	-

Domestic Equity Funds	3,053,952	3,053,952	-	-

International Equity Funds	2,036,548	2,036,548	-	-

Money Market Funds	310,671	310,671	-	-
Total Investments in Securities:	7,512,341	7,512,341	-	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $302,354)	$302,354
Other affiliated issuers (cost $5,035,610)	7,209,987

Total Investment in Securities (cost $5,337,964)		$7,512,341
Receivable for investments sold		16,720
Receivable for fund shares sold		20
Distributions receivable from Fidelity Central Funds		1,025
Total assets		7,530,106
Liabilities
Payable for investments purchased	$18
Payable for fund shares redeemed	17,436
Accrued management fee	993
Distribution and service plan fees payable	797
Total liabilities		19,244
Net Assets		$7,510,862
Net Assets consist of:
Paid in capital		$5,038,621
Total accumulated earnings (loss)		2,472,241
Net Assets		$7,510,862

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($1,208,495 ÷ 116,688 shares)		$10.36
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($6,302,367 ÷ 584,731 shares)		$10.78
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Unaffiliated issuers		$31,553
Affiliated issuers		1,961,425
Interest		11,947
Income from Fidelity Central Funds (including $121,956 from security lending)		394,926
Total income		2,399,851
Expenses
Management fee	$269,857
Transfer agent fees	19,735
Distribution and service plan fees	335,084
Independent trustees' fees and expenses	383
Total expenses before reductions	625,059
Expense reductions	(203,673)
Total expenses after reductions		421,386
Net Investment income (loss)		1,978,465
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	235,518
Fidelity Central Funds	1
Other affiliated issuers	28,620,582
Futures contracts	(1,467,614)
Capital gain distributions from underlying funds:
Affiliated issuers	107,003
Total net realized gain (loss)		27,495,490
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	265,338
Affiliated issuers	(15,900,426)
Futures contracts	292,496
Total change in net unrealized appreciation (depreciation)		(15,342,592)
Net gain (loss)		12,152,898
Net increase (decrease) in net assets resulting from operations		$14,131,363
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,978,465	$3,171,227
Net realized gain (loss)	27,495,490	8,058,216
Change in net unrealized appreciation (depreciation)	(15,342,592)	6,814,904
Net increase (decrease) in net assets resulting from operations	14,131,363	18,044,347
Distributions to shareholders	(2,583,523)	(4,761,616)

Share transactions - net increase (decrease)	(179,540,533)	(33,383,524)
Total increase (decrease) in net assets	(167,992,693)	(20,100,793)

Net Assets
Beginning of period	175,503,555	195,604,348
End of period	$7,510,862	$175,503,555

Financial Highlights
VIP Target Volatility Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$11.61	$10.39	$12.76	$13.05
Income from Investment Operations
Net investment income (loss) A,B	.21	.23	.23	.17	.13
Net realized and unrealized gain (loss)	1.14	.93	1.24	(2.13)	1.46
Total from investment operations	1.35	1.16	1.47	(1.96)	1.59
Distributions from net investment income	(3.34)	(.25)	(.25)	(.27)	- C
Distributions from net realized gain	(.06)	(.12)	-	(.14)	(1.88)
Total distributions	(3.39) D	(.37)	(.25)	(.41)	(1.88)
Net asset value, end of period	$10.36	$12.40	$11.61	$10.39	$12.76
Total Return E,F	10.85%	9.94%	14.14%	(15.53)%	12.16%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.31%	.33%	.32%	.35%	.41%
Expenses net of fee waivers, if any	.16%	.18%	.17%	.20%	.26%
Expenses net of all reductions, if any	.16%	.18%	.17%	.20%	.26%
Net investment income (loss)	1.62%	1.83%	2.10%	1.52%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$1,208	$1,444	$1,352	$1,210	$1,486
Portfolio turnover rate I	149%	56%	61%	50%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Target Volatility Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.35	$11.56	$10.35	$12.71	$13.02
Income from Investment Operations
Net investment income (loss) A,B	.19	.21	.21	.15	.11
Net realized and unrealized gain (loss)	1.16	.92	1.23	(2.11)	1.46
Total from investment operations	1.35	1.13	1.44	(1.96)	1.57
Distributions from net investment income	(2.87)	(.23)	(.23)	(.26)	- C
Distributions from net realized gain	(.06)	(.12)	-	(.14)	(1.88)
Total distributions	(2.92) D	(.34) D	(.23)	(.40)	(1.88)
Net asset value, end of period	$10.78	$12.35	$11.56	$10.35	$12.71
Total Return E,F	10.90%	9.80%	13.93%	(15.65)%	12.03%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.47%	.48%	.47%	.50%	.56%
Expenses net of fee waivers, if any	.32%	.33%	.32%	.35%	.41%
Expenses net of all reductions, if any	.31%	.33%	.32%	.35%	.41%
Net investment income (loss)	1.47%	1.68%	1.95%	1.37%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$6,302	$174,059	$194,252	$201,313	$265,197
Portfolio turnover rate I	149%	56%	61%	50%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Target Volatility Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity funds, exchange-traded funds and futures contracts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), future contracts and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,173,833
Gross unrealized depreciation	(2,553)
Net unrealized appreciation (depreciation)	$2,171,280
Tax Cost	$5,341,061

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$246,996
Undistributed long-term capital gain	$53,963
Net unrealized appreciation (depreciation) on securities and other investments	$2,171,280

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$1,775,507	$ 4,706,277
Long-term Capital Gains	808,016	55,339
Total	$2,583,523	$ 4,761,616
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
VIP Target Volatility Portfolio	2,167,106

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Target Volatility Portfolio	187,784,448	368,679,797
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,492
Service Class 2	333,592
$335,084
During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .14% of class-level average net assets invested in underlying mutual funds or exchange-traded funds (ETFs) that are not managed by the investment adviser or its affiliates. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Service Class	173.01
Service Class 2	19,562.01
	19,735

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Target Volatility Portfolio	8

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Target Volatility Portfolio	12,441	-	-
9. Expense Reductions.
The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of the Fund's average net assets until April 30, 2026. During the period, the Fund's management fee was reduced by $67,464.

In addition, FMR has contractually agreed to reimburse .10% of class-level expenses for Service Class and Service Class 2. During the period, this reimbursement reduced the Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement ($)
Service Class	1,492
Service Class 2	133,437

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,280.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Target Volatility Portfolio
Distributions to shareholders
Service Class	395,194	42,494
Service Class 2	2,188,329	4,719,122
Total	$2,583,523	$4,761,616
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Target Volatility Portfolio
Service Class
Reinvestment of distributions	254	22	2,647	279
Shares redeemed	(10)	(11)	(132)	(132)
Net increase (decrease)	244	11	$2,515	$147
Service Class 2
Shares sold	596,705	535,378	$7,434,515	$6,745,571
Reinvestment of distributions	189,899	381,189	2,188,329	4,719,122
Shares redeemed	(14,296,846)	(3,622,055)	(189,165,892)	(44,848,364)
Net increase (decrease)	(13,510,242)	(2,705,488)	$(179,543,048)	$(33,383,671)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In November 2025, the Board of Trustees approved a Plan of Liquidation and Dissolution. The Fund distributed all of its net assets to its shareholders on January 28, 2026.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Target Volatility Portfolio	16%	2	79%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Target Volatility Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Target Volatility Portfolio (one of the funds constituting Variable Insurance Products Fund V, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $21,660,235, or, if subsequently determined to be different, the net capital gain of such year.

A total of 23.78% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,594,403 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Service Class designates 1% and 4% and Service Class 2 designates 1% and 5%; of the dividends distributed in February and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Target Volatility Portfolio
Service Class	12/30/25	$0.3261	$0.0204
Service Class 2	12/30/25	$0.2803	$0.0204

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Target Volatility Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of FMR, and also considered FMR's implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the investment adviser, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information, via the Fidelity mobile app and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended May 31, 2025, and as a result, the Board continues to engage in discussions with FMR regarding the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the representative class (Service Class 2), the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for Service Class 2 of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of Service Class 2 of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Service Class 2 of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Service Class 2 of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of Service Class 2 of the fund ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024.
The Board noted that when servicing is provided at the annuity level it is not reflected in the total expense ratio of that class and, for that reason, the fees of funds that provide service at the class level are not directly comparable to the fees of funds that provide service at the annuity level. The Board considered that, although total expenses ranked above median, Fidelity believes the fees for Service Class 2 of the fund are reasonable given both the value proposition Fidelity offers and the disparity in servicing models within the competitive environment. The Board also considered that Service Class 2 has a 0.25% 12b-1 fee, whereas most of the classes in the insurance universe do not have 12b-1 fees. When excluding 12b-1 fees from both Fidelity and competitor classes, Service Class 2 of the fund ranked below the total peer group competitive median.
It was noted that, at a meeting on November 13, 2025, the Board approved a plan of liquidation for the fund. It is expected that the liquidation will occur on or about January 28, 2026.
Other Contractual Arrangements. The Board considered that FMR has contractually agreed to waive 0.05% of the fund's management fee through April 30, 2026.
The Board further considered that FMR has contractually agreed to reimburse 0.10% of "class-level" expenses for Service Class and Service Class 2 as long as these classes continue to be sold to unaffiliated insurance companies.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds, including the Fidelity funds in which the fund invests.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contract should be renewed through September 30, 2026.

1.955015.112
VIPTV-ANN-0226
Fidelity® Variable Insurance Products:

VIP Strategic Income Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Strategic Income Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (c)(d)(k)	175,000	175,663
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1074% 10/22/2037 (c)(d)(k)	100,000	99,324
Bayard Pk Clo Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.35%, 10.2154% 7/24/2038 (c)(d)(k)	150,000	153,859
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.9045% 3/30/2038 (c)(d)(k)	125,000	125,096
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.6074% 4/22/2038 (c)(d)(k)	150,000	150,450
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.6344% 10/20/2037 (c)(d)(k)	100,000	100,410
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (c)(d)(k)	150,000	151,520
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.12% 7/21/2038 (c)(d)(k)	250,000	256,598
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (c)(d)(k)	100,000	100,031
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.4545% 10/15/2036 (c)(d)(k)	239,000	240,440
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.9844% 7/20/2037 (c)(d)(k)	250,000	252,942
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (c)(d)(k)	200,000	201,407
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 7/20/2036 (c)(d)(k)	100,000	100,675
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.4344% 7/20/2037 (c)(d)(k)	200,000	200,829
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.4844% 10/20/2037 (c)(d)(k)	100,000	100,843
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (c)(d)(k)	100,000	98,931
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (c)(d)(k)	250,000	248,329
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.9045% 10/15/2039 (c)(d)(k)	125,000	127,673
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,709,357
TOTAL ASSET-BACKED SECURITIES (Cost $2,857,988)		2,885,020

Bank Loan Obligations - 4.3%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1836% 5/23/2030 (b)(c)(d)	432,828	434,992
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (b)(c)(d)	737,415	736,338
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9219% 10/1/2032 (b)(c)(d)	575,000	569,969
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7837% 8/7/2026 (b)(c)(d)	19,097	16,937
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 0% (b)(c)(d)(f)	46,179	7,465
Klockner Pentaplast of America Inc Tranche DIP ROLLUP, term loan CME Term SOFR 3 month Index + 3%, 6.7837% 7/27/2026 (b)(c)(d)	30,480	27,032
TOTAL MATERIALS		51,434
TOTAL LUXEMBOURG		621,403
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 1/17/2032 (b)(c)(d)	919,272	922,719
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(d)	555,113	452,184
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2161% 9/27/2029 (b)(c)(d)	458,643	457,304
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3224% 2/7/2028 (b)(c)(d)	2,046,922	2,052,899
TOTAL UNITED KINGDOM		2,510,203
UNITED STATES - 4.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 18.3767% 3/25/2026 (b)(c)(d)	468,467	308,603
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9562% 3/25/2026 (b)(c)(d)(e)	12,472	13,044
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.1552% 3/25/2026 (b)(c)(d)	114,588	119,840
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4336% 3/25/2026 (b)(c)(d)(e)	12,498	12,497
		453,984
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 6/24/2029 (b)(c)(d)	33,775	33,766
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0806% 1/31/2029 (b)(c)(d)	341,688	338,698
		372,464
TOTAL COMMUNICATION SERVICES		826,448
Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 5/6/2030 (b)(c)(d)	133,316	133,332
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 1/23/2032 (b)(c)(d)	300,532	302,035
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 6/20/2031 (b)(c)(d)	151,794	150,328
Diversified Consumer Services - 0.2%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0217% 3/4/2028 (b)(c)(d)	1,562,244	1,200,976
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7161% 5/15/2028 (b)(c)(d)	1,188,026	1,190,996
		2,391,972
Hotels, Restaurants & Leisure - 0.1%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 1/29/2029 (b)(c)(d)	1,361,025	1,360,331
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (b)(c)(d)	419,438	402,836
		1,763,167
Household Durables - 0.0%
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (b)(c)(d)	575,000	575,288
Specialty Retail - 0.4%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1196% 10/16/2031 (b)(c)(d)	212,321	213,382
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4661% 12/4/2031 (b)(c)(d)	126,922	123,630
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5839% 6/6/2031 (b)(c)(d)	5,445,287	5,098,695
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4853% 3/15/2031 (b)(c)(d)	70,000	70,334
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 1/30/2031 (b)(c)(d)	98,608	98,661
		5,604,702
TOTAL CONSUMER DISCRETIONARY		10,920,824
Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0219% 1/24/2029 (b)(c)(d)	82,091	53,975
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 1/24/2029 (b)(c)(d)	53,539	53,153
		107,128
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 2/12/2031 (b)(c)(d)	98,507	98,373
TOTAL CONSUMER STAPLES		205,501
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 12/30/2027 (b)(c)(d)	60,288	60,339
Mesquite Energy Inc 1LN, term loan 0% (b)(c)(e)(f)	122,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(d)(e)(f)	283,417	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (b)(c)(d)	1,070,873	436,916
TOTAL ENERGY		497,255
Financials - 0.5%
Capital Markets - 0.1%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 10/31/2031 (b)(c)(d)	516,091	518,609
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 9/15/2031 (b)(c)(d)	1,113,757	1,115,339
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 11/26/2031 (b)(c)(d)	79,400	79,366
		1,713,314
Financial Services - 0.1%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 7/1/2032 (b)(c)(d)	670,000	650,738
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 7/31/2031 (b)(c)(d)	573,563	568,664
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4274% 10/8/2032 (b)(c)(d)	60,000	60,244
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (b)(c)(d)	606,950	609,511
		1,889,157
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 6/21/2032 (b)(c)(d)	787,532	787,201
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 11/6/2030 (b)(c)(d)	536,387	535,384
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 5/31/2032 (b)(c)(d)	179,550	180,313
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 9/19/2031 (b)(c)(d)	1,598,595	1,601,761
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4219% 5/6/2032 (b)(c)(d)	618,421	625,119
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 5/6/2031 (b)(c)(d)	103,427	103,470
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.12% 6/20/2030 (b)(c)(d)	188,549	189,443
		4,022,691
TOTAL FINANCIALS		7,625,162
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9661% 1/15/2031 (b)(c)(d)	154,225	155,613
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.4661% 10/23/2028 (b)(c)(d)	193,967	194,489
		350,102
Health Care Technology - 0.2%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 2/15/2029 (b)(c)(d)	1,319,901	1,321,273
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6227% 5/1/2031 (b)(c)(d)	1,592,340	1,527,325
		2,848,598
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 12/12/2031 (b)(c)(d)	306,189	307,018
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9661% 10/8/2030 (b)(c)(d)	825,850	804,898
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 8/2/2032 (b)(c)(d)	64,838	65,324
		870,222
TOTAL HEALTH CARE		4,375,940
Industrials - 0.4%
Aerospace & Defense - 0.1%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 8/19/2032 (b)(c)(d)	1,047,375	1,051,523
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2161% 1/19/2032 (b)(c)(d)	469,063	470,802
		1,522,325
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 2/14/2032 (b)(c)(d)	858,513	858,513
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 12/21/2028 (b)(c)(d)	855,480	856,018
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/15/2031 (b)(c)(d)	289,838	233,139
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (b)(c)(d)	1,473,462	1,339,510
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (b)(c)(d)	134,050	134,624
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (b)(c)(d)	770,250	760,814
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8306% 12/10/2026 (b)(c)(d)	255,005	254,367
		4,436,985
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (b)(c)(d)	95,000	95,654
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8161% 3/25/2031 (b)(c)(d)	275,100	274,756
		370,410
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1344% 5/28/2032 (b)(c)(d)	59,700	59,961
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7317% 2/22/2031 (b)(c)(d)	103,064	103,387
		163,348
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 9/29/2031 (b)(c)(d)	215,325	215,661
TOTAL INDUSTRIALS		6,708,729
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 7/12/2032 (b)(c)(d)	96,005	96,005
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9661% 8/18/2031 (b)(c)(d)	133,313	133,870
		229,875
IT Services - 0.6%
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (b)(c)	213,699	175,768
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 3/20/2032 (b)(c)(d)	253,088	253,123
X Corp 1LN, term loan 9.5% 10/26/2029 (b)	6,800,000	6,770,828
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (b)(c)(d)	2,756,582	2,705,392
		9,905,111
Software - 1.0%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/23/2032 (b)(c)(d)	10,000	10,147
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 2/24/2031 (b)(c)(d)	541,791	544,614
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 3/29/2032 (b)(c)(d)	1,293,508	1,298,178
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1853% 10/9/2031 (b)(c)(d)	74,812	75,038
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5904% 7/26/2032 (b)(c)(d)	80,000	79,950
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 3/1/2029 (b)(c)(d)	583,398	536,545
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0904% 7/1/2031 (b)(c)(d)	1,341,450	1,333,066
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5909% 11/15/2032 (b)(c)(d)	85,000	85,106
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.852% 6/2/2028 (b)(c)(d)	1,015,843	978,135
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 10/26/2030 (b)(c)(d)	524,649	523,490
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (b)(c)(d)	3,917,571	3,934,143
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 9/8/2032 (b)(c)(d)	430,000	430,404
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3383% 2/10/2031 (b)(c)(d)	3,814,375	3,815,901
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0904% 4/14/2031 (b)(c)(d)	1,679,829	1,684,029
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (b)	1,447,725	1,517,998
		16,846,744
TOTAL INFORMATION TECHNOLOGY		26,981,730
Materials - 0.4%
Chemicals - 0.2%
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6074% 10/4/2029 (b)(c)(d)	2,876,506	2,759,404
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (b)(c)(d)	1,258,118	1,246,794
		4,006,198
Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8911% 4/13/2029 (b)(c)(d)	2,959,305	2,959,808
TOTAL MATERIALS		6,966,006
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3531% 5/17/2030 (b)(c)(d)	23,728	23,798
TOTAL UNITED STATES		65,131,393
TOTAL BANK LOAN OBLIGATIONS (Cost $72,013,708)		70,809,232

Collateralized Mortgage Obligations - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	130,840	110,558
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	139,045	117,491
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	114,645	102,546
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	181,030	161,664
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	179,493	168,523
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	650,687	628,760
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,375,963	1,240,847
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	131,810	117,706
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	253,665	238,232
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.3242% 11/25/2053 (c)(d)	707,964	716,528
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 9/25/2053 (c)(d)	318,243	320,059
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 6/25/2054 (c)(d)	563,847	566,735
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 9/25/2054 (c)(d)	281,618	282,738
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.2742% 2/25/2055 (c)(d)	391,930	394,762
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.2742% 9/25/2054 (c)(d)	425,595	428,058
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 2/25/2055 (c)(d)	586,342	589,186
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.0242% 2/25/2055 (c)(d)	274,144	274,898
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	103,680	92,476
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	413,501	350,607
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	657,338	579,245
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	129,598	118,177
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	142,915	127,375
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	134,941	122,967
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	152,580	134,180
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	102,340	93,340
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	507,985	465,747
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	546,232	537,006
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	223,755	214,575
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	293,298	279,841
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	314,543	306,527
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.9242% 8/25/2053 (c)(d)	444,206	444,787
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 6/25/2054 (c)(d)	314,920	316,851
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.0242% 2/25/2055 (c)(d)	762,433	765,663
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 2/25/2055 (c)(d)	236,797	236,774
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.1242% 10/25/2054 (c)(d)	431,655	433,832
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.0242% 2/25/2055 (c)(d)	450,097	451,342
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.9242% 4/25/2055 (c)(d)	394,506	394,379
TOTAL UNITED STATES		12,924,982
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,724,556)		12,924,982

Commercial Mortgage Securities - 2.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.3%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	1,881,046	1,873,932
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	168,186	167,142
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	1,736,025	1,723,631
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	2,300,000	2,280,303
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	493,441	490,392
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	1,500,000	1,491,198
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	6,478,720	6,442,647
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A2, 3.413% 12/25/2026	1,989,765	1,980,232
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	600,000	597,265
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	2,100,000	2,084,576
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K067 Class A2, 3.194% 7/25/2027	600,000	594,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	700,000	693,911
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	299,074	298,226
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	841,962	837,531
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	795,413	788,827
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	3,300,000	3,267,309
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	8,229,498	7,943,550
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.5586% 4/25/2029 (c)(d)	2,197,339	2,198,668
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.5386% 6/25/2030 (c)(d)	1,300,000	1,299,472
TOTAL UNITED STATES		37,053,504
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $36,863,668)		37,053,504

Common Stocks - 7.3%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (n)	10,800	1,738,953
CHINA - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	210,000	2,566,359
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (e)	46,642	703,260
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	500	376,867
TOTAL FRANCE		1,080,127
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (n)	11,100	39,405
Studio City International Holdings Ltd ADR (k)(n)	10,083	35,795

TOTAL HONG KONG		75,200
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca (e)(n)	10,220	0
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	2,300	499,238
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	15,100	4,588,739
UNITED STATES - 6.7%
Communication Services - 0.9%
Interactive Media & Services - 0.5%
Alphabet Inc Class A	7,000	2,191,000
Meta Platforms Inc Class A	9,600	6,336,864
		8,527,864
Media - 0.4%
EchoStar Corp (n)(p)	22,127	2,405,205
EchoStar Corp Class A (n)(o)	36,100	3,924,070
iHeartMedia Inc Class A (n)	5,655	23,525
		6,352,800
TOTAL COMMUNICATION SERVICES		14,880,664
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
UC Holdings Inc (e)(n)	33,750	0
Broadline Retail - 0.1%
Amazon.com Inc (n)	10,200	2,354,364
Hotels, Restaurants & Leisure - 0.1%
Booking Holdings Inc	200	1,071,066
Boyd Gaming Corp	12,300	1,048,452
New Cotai LLC / New Cotai Capital Corp (e)(n)(p)	247,076	76,594
		2,196,112
Household Durables - 0.2%
TopBuild Corp (n)	6,300	2,628,297
Specialty Retail - 0.1%
Dick's Sporting Goods Inc	5,700	1,128,429
TOTAL CONSUMER DISCRETIONARY		8,307,202
Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc (n)	11,200	512,288
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers LLC rights (e)(n)	40,826	1,600
US Foods Holding Corp (n)	9,200	692,944
		694,544
TOTAL CONSUMER STAPLES		1,206,832
Energy - 0.3%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (e)(n)	6,562	0
Superior Energy Services Inc Class A (e)(n)	5,560	393,203
		393,203
Oil, Gas & Consumable Fuels - 0.3%
California Resources Corp	865	38,674
Energy Transfer LP	38,700	638,163
EP Energy Corp (e)(n)	52,316	86,321
Expand Energy Corp	32	3,531
Expand Energy Corp warrants 2/9/2026 (n)	61	6,057
Mesquite Energy Inc (e)(n)	15,322	3,150,573
Unit Corp	2,069	63,829
		3,987,148
TOTAL ENERGY		4,380,351
Financials - 0.9%
Capital Markets - 0.1%
Ares Management Corp Class A	4,400	711,172
Blue Owl Capital Inc Class A	33,300	497,502
Moody's Corp	1,600	817,360
		2,026,034
Consumer Finance - 0.1%
OneMain Holdings Inc	29,100	1,965,705
Financial Services - 0.6%
Apollo Global Management Inc	20,300	2,938,628
Block Inc Class A (n)	15,200	989,368
Carnelian Point Holdings LP warrants 6/30/2027 (e)(n)	54	158
Mastercard Inc Class A	3,000	1,712,640
Visa Inc Class A	8,800	3,086,248
		8,727,042
Insurance - 0.1%
Arthur J Gallagher & Co	8,600	2,225,594
TOTAL FINANCIALS		14,944,375
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Medline Inc Class A	2,900	121,799
Health Care Providers & Services - 0.0%
Cano Health LLC warrants (e)(n)	493	1,795
Tenet Healthcare Corp (n)	3,700	735,264
		737,059
TOTAL HEALTH CARE		858,858
Industrials - 1.6%
Building Products - 0.1%
Carlisle Cos Inc	1,400	447,804
Simpson Manufacturing Co Inc	3,800	613,586
Trane Technologies PLC	3,600	1,401,120
		2,462,510
Construction & Engineering - 0.9%
Comfort Systems USA Inc	7,700	7,186,333
Construction Partners Inc Class A (n)	6,900	748,995
EMCOR Group Inc	4,700	2,875,413
IES Holdings Inc (n)	4,600	1,789,492
WillScot Holdings Corp	28,500	536,655
		13,136,888
Electrical Equipment - 0.5%
Eaton Corp PLC	6,500	2,070,315
Nextpower Inc Class A (n)	19,000	1,655,090
nVent Electric PLC	12,100	1,233,837
Vertiv Holdings Co Class A	20,100	3,256,401
		8,215,643
Machinery - 0.1%
Parker-Hannifin Corp	2,600	2,285,296
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	15,141	3,800
Spirit Aviation Holdings Inc	3,278	823
		4,623
Trading Companies & Distributors - 0.0%
Penhall Acquisition Company (e)(n)	428	0
TOTAL INDUSTRIALS		26,104,960
Information Technology - 1.7%
Communications Equipment - 0.1%
Arista Networks Inc (n)	14,400	1,886,832
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (n)	6,000	1,107,420
IT Services - 0.0%
GTT Communications Inc (e)(n)	4,921	167,265
Semiconductors & Semiconductor Equipment - 1.2%
KLA Corp	2,000	2,430,160
Marvell Technology Inc	9,500	807,310
Micron Technology Inc	5,200	1,484,132
NVIDIA Corp	66,000	12,309,000
ON Semiconductor Corp (n)	25,665	1,389,760
Wolfspeed Inc	43,692	760,677
		19,181,039
Software - 0.3%
Autodesk Inc (n)	2,300	680,823
Microsoft Corp	6,500	3,143,530
Monday.com Ltd (n)	6,700	988,652
Terawulf Inc (n)	45,700	525,093
		5,338,098
TOTAL INFORMATION TECHNOLOGY		27,680,654
Materials - 0.2%
Chemicals - 0.0%
Chemours Co/The (o)	30,845	363,663
Construction Materials - 0.2%
Eagle Materials Inc	5,100	1,054,068
James Hardie Industries PLC (n)	41,100	852,825
Martin Marietta Materials Inc	1,100	684,926
		2,591,819
Metals & Mining - 0.0%
Elah Holdings Inc (n)	14	203
TOTAL MATERIALS		2,955,685
Utilities - 0.5%
Electric Utilities - 0.2%
Constellation Energy Corp	8,500	3,002,795
Portland General Electric Co	140	6,718
		3,009,513
Independent Power and Renewable Electricity Producers - 0.3%
PureWest Energy LLC (e)(n)	901	203
Vistra Corp	30,600	4,936,698
		4,936,901
TOTAL UTILITIES		7,946,414
TOTAL UNITED STATES		109,265,995
TOTAL COMMON STOCKS (Cost $66,524,080)		119,814,611

Convertible Corporate Bonds - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Communication Services - 0.4%
Media - 0.4%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	1,992,908	6,656,313
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (e)	334,254	393,517
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	390,000	398,970
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed Inc 2.5% 6/15/2031 (k)	472,000	699,150
Wolfspeed Inc 2.5% 6/15/2031	417,000	617,681
TOTAL INFORMATION TECHNOLOGY		1,316,831
TOTAL UNITED STATES		8,765,631
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,626,233)		8,765,631

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA Series A6, 1.9554% (c)	68,058	512,321
UNITED STATES - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Acrisure Holdings Inc Series A-2 (e)	241,598	6,581,130
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,244,045)		7,093,451

Fixed-Income Funds - 7.6%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (r)	1,108,063	105,930,830
iShares Broad USD High Yield Corporate Bond ETF (o)	527,400	19,722,123
TOTAL FIXED-INCOME FUNDS (Cost $127,579,505)		125,652,953

Foreign Government and Government Agency Obligations - 14.7%
		Principal Amount (a)	Value ($)
ALBANIA - 0.0%
Republic of Albania Ministry of Finance & Economy 4.75% 2/14/2035 (l)	EUR	255,000	303,107
ANGOLA - 0.1%
Angola Republic 8.25% 5/9/2028 (k)		650,000	652,882
Angola Republic 8.75% 4/14/2032 (k)		325,000	316,065
Angola Republic 9.244% 1/15/2031 (k)		200,000	201,562
Angola Republic 9.375% 5/8/2048 (k)		370,000	324,311
Angola Republic 9.875% 10/15/2035 (k)		200,000	198,188
TOTAL ANGOLA			1,693,008
ARGENTINA - 0.7%
Argentine Republic 0.75% 7/9/2030 (j)		4,708,246	4,011,426
Argentine Republic 1% 7/9/2029		751,038	669,551
Argentine Republic 3.5% 7/9/2041 (j)		1,140,000	788,880
Argentine Republic 4.125% 7/9/2035 (j)		3,632,241	2,702,387
Argentine Republic 5% 1/9/2038 (j)		2,032,304	1,579,100
TOTAL ARGENTINA			9,751,344
ARMENIA - 0.1%
Republic of Armenia 3.6% 2/2/2031 (k)		280,000	255,063
Republic of Armenia 6.75% 3/12/2035 (k)		570,000	593,159
TOTAL ARMENIA			848,222
AUSTRALIA - 0.2%
Australian Commonwealth 0.5% 9/21/2026 (l)	AUD	4,420,000	2,879,189
Australian Commonwealth 1% 12/21/2030 (l)	AUD	100,000	56,983
Australian Commonwealth 4.75% 6/21/2054 (l)	AUD	10,000	6,209
TOTAL AUSTRALIA			2,942,381
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (k)		460,000	512,564
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (k)		155,000	148,654
Bahrain Kingdom 5.875% 2/6/2034 (k)		245,000	243,873
Bahrain Kingdom 6.625% 10/6/2037 (k)		200,000	199,547
Bahrain Kingdom 7.5% 2/12/2036 (k)		200,000	216,192
TOTAL BAHRAIN			808,266
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (k)		445,000	462,382
Republic of Benin 8.375% 1/23/2041 (k)		180,000	189,394
TOTAL BENIN			651,776
BERMUDA - 0.1%
Bermuda Government International Bond 2.375% 8/20/2030 (k)		55,000	50,015
Bermuda Government International Bond 3.375% 8/20/2050 (k)		165,000	114,314
Bermuda Government International Bond 3.717% 1/25/2027 (k)		645,000	640,566
Bermuda Government International Bond 4.75% 2/15/2029 (k)		360,000	362,214
Bermuda Government International Bond 5% 7/15/2032 (k)		260,000	262,764
TOTAL BERMUDA			1,429,873
BRAZIL - 0.2%
Federative Republic of Brazil 3.875% 6/12/2030		830,000	792,650
Federative Republic of Brazil 5.625% 2/21/2047		240,000	203,519
Federative Republic of Brazil 6% 10/20/2033		335,000	338,601
Federative Republic of Brazil 6.625% 3/15/2035		270,000	278,370
Federative Republic of Brazil 7.125% 1/20/2037		565,000	619,619
Federative Republic of Brazil 8.25% 1/20/2034		1,045,000	1,212,723
TOTAL BRAZIL			3,445,482
CANADA - 0.4%
Canadian Government 3.25% 6/1/2035	CAD	9,700,000	6,990,224
Canadian Government 4.5% 2/1/2026	CAD	310,000	226,209
TOTAL CANADA			7,216,433
CHILE - 0.2%
Chilean Republic 2.45% 1/31/2031		1,355,000	1,239,148
Chilean Republic 2.75% 1/31/2027		310,000	304,885
Chilean Republic 3.1% 1/22/2061		700,000	435,050
Chilean Republic 3.5% 1/31/2034		200,000	183,700
Chilean Republic 4% 1/31/2052		200,000	158,149
Chilean Republic 4.34% 3/7/2042		260,000	232,180
Chilean Republic 5.33% 1/5/2054		505,000	487,578
TOTAL CHILE			3,040,690
COLOMBIA - 0.3%
Colombian Republic 3% 1/30/2030		1,025,000	921,988
Colombian Republic 3.125% 4/15/2031		535,000	464,113
Colombian Republic 3.25% 4/22/2032		290,000	244,325
Colombian Republic 4.125% 5/15/2051		220,000	135,904
Colombian Republic 5% 6/15/2045		855,000	626,715
Colombian Republic 5.2% 5/15/2049		650,000	479,050
Colombian Republic 6.125% 1/18/2041		40,000	35,439
Colombian Republic 7.375% 4/25/2030		250,000	264,000
Colombian Republic 7.375% 9/18/2037		140,000	142,240
Colombian Republic 7.5% 2/2/2034		250,000	260,250
Colombian Republic 8% 11/14/2035		310,000	330,228
Colombian Republic 8% 4/20/2033		280,000	301,000
Colombian Republic 8.5% 4/25/2035		280,000	308,280
Colombian Republic 8.75% 11/14/2053		290,000	319,073
TOTAL COLOMBIA			4,832,605
COSTA RICA - 0.1%
Costa Rica Government International Bond 5.625% 4/30/2043 (k)		215,000	207,045
Costa Rica Government International Bond 6.125% 2/19/2031 (k)		130,000	137,020
Costa Rica Government International Bond 6.55% 4/3/2034 (k)		140,000	152,397
Costa Rica Government International Bond 7.3% 11/13/2054 (k)		305,000	341,753
TOTAL COSTA RICA			838,215
COTE D'IVOIRE - 0.1%
Cote d'Ivoire Treasury Bill 6.125% 6/15/2033 (k)		620,000	620,193
Cote d'Ivoire Treasury Bill 6.375% 3/3/2028 (k)		231,000	234,161
Cote d'Ivoire Treasury Bill 8.075% 4/1/2036 (k)		285,000	307,818
Cote d'Ivoire Treasury Bill 8.25% 1/30/2037 (k)		300,000	325,827
TOTAL COTE D'IVOIRE			1,487,999
DOMINICAN REPUBLIC - 0.3%
Dominican Republic Bond 4.5% 1/30/2030 (k)		610,000	596,637
Dominican Republic Bond 4.875% 9/23/2032 (k)		860,000	827,655
Dominican Republic Bond 5.95% 1/25/2027 (k)		445,000	449,450
Dominican Republic Bond 6% 7/19/2028 (k)		360,000	369,315
Dominican Republic Bond 6.5% 2/15/2048 (k)		215,000	215,172
Dominican Republic Bond 6.6% 6/1/2036 (k)		224,000	236,040
Dominican Republic Bond 6.85% 1/27/2045 (k)		300,000	312,600
Dominican Republic Bond 7.05% 2/3/2031 (k)		375,000	402,728
Dominican Republic Bond 7.15% 2/24/2055 (k)		375,000	400,566
Dominican Republic Bond 7.45% 4/30/2044 (k)		335,000	369,924
TOTAL DOMINICAN REPUBLIC			4,180,087
ECUADOR - 0.1%
Ecuador Government International Bond 6.9% 7/31/2030 (j)(k)		1,319,190	1,304,679
Ecuador Government International Bond 6.9% 7/31/2035 (j)(k)		705,000	621,105
TOTAL ECUADOR			1,925,784
EGYPT - 0.3%
Arab Republic of Egypt 6.375% 4/11/2031 (k)	EUR	260,000	313,955
Arab Republic of Egypt 7.0529% 1/15/2032 (k)		30,000	31,218
Arab Republic of Egypt 7.5% 1/31/2027 (k)		830,000	850,991
Arab Republic of Egypt 7.5% 2/16/2061 (k)		480,000	418,464
Arab Republic of Egypt 7.903% 2/21/2048 (k)		460,000	426,926
Arab Republic of Egypt 8.5% 1/31/2047 (k)		580,000	568,472
Arab Republic of Egypt 8.7002% 3/1/2049 (k)		460,000	458,298
Arab Republic of Egypt 9.45% 2/4/2033 (k)		320,000	366,218
Arab Republic of Egypt Treasury Bills 0% 2/17/2026 (m)	EGP	14,125,000	286,598
Arab Republic of Egypt Treasury Bills 0% 4/14/2026 (m)	EGP	10,750,000	210,455
Arab Republic of Egypt Treasury Bills 0% 6/9/2026 (m)	EGP	14,700,000	277,683
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (k)		200,000	211,958
TOTAL EGYPT			4,421,236
EL SALVADOR - 0.1%
El Salvador Republic 0.25% 4/17/2030 (k)		290,000	7,684
El Salvador Republic 7.1246% 1/20/2050 (k)		290,000	266,264
El Salvador Republic 7.625% 2/1/2041 (k)		90,000	89,697
El Salvador Republic 7.65% 6/15/2035 (k)		135,000	139,960
El Salvador Republic 9.25% 4/17/2030 (k)		290,000	315,263
El Salvador Republic 9.65% 11/21/2054 (k)		175,000	200,375
TOTAL EL SALVADOR			1,019,243
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (k)		185,000	142,733
Gabonese Republic 7% 11/24/2031 (k)		180,000	137,696
TOTAL GABON			280,429
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (k)		290,000	286,738
GERMANY - 5.4%
German Federal Republic 2% 12/10/2026 (l)	EUR	16,060,000	18,871,372
German Federal Republic 2.4% 10/19/2028 (l)	EUR	2,570,000	3,035,934
German Federal Republic 2.4% 4/18/2030 (l)	EUR	32,000,000	37,613,583
German Federal Republic 2.5% 2/15/2035 (l)	EUR	6,265,000	7,174,734
German Federal Republic 2.5% 8/15/2054 (l)	EUR	90,000	87,182
German Federal Republic 2.6% 8/15/2035 (l)	EUR	8,650,000	9,949,860
German Federal Republic 2.7% 9/17/2026 (l)	EUR	8,920,000	10,531,833
TOTAL GERMANY			87,264,498
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (k)(m)		23,701	20,938
Ghana Republic 0% 7/3/2026 (k)(m)		16,960	16,642
Ghana Republic 5% 7/3/2029 (j)(k)		291,520	286,448
Ghana Republic 5% 7/3/2035 (j)(k)		333,880	304,742
TOTAL GHANA			628,770
GUATEMALA - 0.1%
Republic of Guatemala 4.9% 6/1/2030 (k)		230,000	229,023
Republic of Guatemala 5.375% 4/24/2032 (k)		120,000	120,959
Republic of Guatemala 6.125% 6/1/2050 (k)		350,000	342,346
Republic of Guatemala 6.25% 8/15/2036 (k)		460,000	481,280
Republic of Guatemala 6.6% 6/13/2036 (k)		190,000	204,016
Republic of Guatemala 6.875% 8/15/2055 (k)		280,000	299,650
TOTAL GUATEMALA			1,677,274
HUNGARY - 0.1%
Hungary Government 2.125% 9/22/2031 (k)		205,000	176,190
Hungary Government 3.125% 9/21/2051 (k)		340,000	209,080
Hungary Government 5.25% 6/16/2029 (k)		295,000	300,568
Hungary Government 5.5% 6/16/2034 (k)		695,000	704,730
Hungary Government 6.125% 5/22/2028 (k)		225,000	233,505
Hungary Government 6.75% 9/25/2052 (k)		145,000	153,700
Hungary Government 7% 10/24/2035	HUF	171,390,000	530,956
TOTAL HUNGARY			2,308,729
INDONESIA - 0.3%
Indonesia Government 3.2% 9/23/2061		400,000	257,750
Indonesia Government 4.35% 1/11/2048		300,000	260,100
Indonesia Government 5.125% 1/15/2045 (k)		1,160,000	1,149,490
Indonesia Government 5.25% 1/17/2042 (k)		305,000	305,991
Indonesia Government 5.95% 1/8/2046 (k)		350,000	372,138
Indonesia Government 6.625% 2/17/2037 (k)		220,000	251,075
Indonesia Government 6.75% 1/15/2044 (k)		330,000	382,008
Indonesia Government 7.75% 1/17/2038 (k)		930,000	1,165,085
Indonesia Government 8.5% 10/12/2035 (k)		875,000	1,121,969
TOTAL INDONESIA			5,265,606
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		595,000	399,032
Israel Government 5.75% 3/12/2054		315,000	303,032
TOTAL ISRAEL			702,064
ITALY - 0.3%
Italian Republic 4.65% 10/1/2055 (k)(l)	EUR	3,400,000	4,166,296
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		160,000	192,879
JAPAN - 0.3%
Japan Government 0.7% 12/20/2048	JPY	1,370,000,000	5,269,830
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (k)		110,000	110,446
Jordan Government 7.5% 1/13/2029 (k)		270,000	284,089
Jordan Government 7.75% 1/15/2028 (k)		320,000	333,002
TOTAL JORDAN			727,537
KENYA - 0.1%
Republic of Kenya Government Bond 6.3% 1/23/2034 (k)		195,000	178,247
Republic of Kenya Government Bond 8.8% 10/9/2038 (k)		200,000	202,199
Republic of Kenya Government Bond 9.5% 3/5/2036 (k)		200,000	212,720
Republic of Kenya Government Bond 9.75% 2/16/2031 (k)		410,000	447,925
TOTAL KENYA			1,041,091
LEBANON - 0.0%
Lebanon Republic 5.8% (f)(l)		625,000	143,750
Lebanon Republic 6.375% (f)(l)		400,000	92,452
TOTAL LEBANON			236,202
MEXICO - 0.3%
United Mexican States 3.5% 2/12/2034		610,000	527,650
United Mexican States 3.75% 4/19/2071		1,000,000	590,000
United Mexican States 4.875% 5/19/2033		345,000	331,200
United Mexican States 5.375% 3/22/2033		330,000	326,941
United Mexican States 5.75% 10/12/2110		600,000	502,200
United Mexican States 6% 5/7/2036		600,000	608,850
United Mexican States 6.05% 1/11/2040		670,000	666,918
United Mexican States 6.338% 5/4/2053		305,000	290,208
United Mexican States 6.35% 2/9/2035		465,000	486,497
United Mexican States 6.4% 5/7/2054		200,000	192,599
United Mexican States 6.875% 5/13/2037		245,000	261,538
United Mexican States 7.375% 5/13/2055		500,000	538,000
TOTAL MEXICO			5,322,601
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (k)		230,000	236,469
Mongolia Government 7.875% 6/5/2029 (k)		200,000	212,750
TOTAL MONGOLIA			449,219
MONTENEGRO - 0.1%
Republic of Montenegro 4.875% 4/1/2032 (k)	EUR	195,000	230,740
Republic of Montenegro 7.25% 3/12/2031 (k)		745,000	795,057
TOTAL MONTENEGRO			1,025,797
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (k)		495,000	537,102
NIGERIA - 0.2%
Republic of Nigeria 0% 3/24/2026 (m)	NGN	618,000,000	408,429
Republic of Nigeria 6.125% 9/28/2028 (k)		1,150,000	1,154,865
Republic of Nigeria 6.5% 11/28/2027 (k)		445,000	449,704
Republic of Nigeria 7.143% 2/23/2030 (k)		360,000	371,729
Republic of Nigeria 7.696% 2/23/2038 (k)		280,000	280,308
Republic of Nigeria 7.875% 2/16/2032 (k)		160,000	166,655
Republic of Nigeria 9.1297% 1/13/2046 (k)		255,000	273,806
Republic of Nigeria Treasury Bills 0% 3/17/2026 (m)	NGN	375,240,000	249,011
TOTAL NIGERIA			3,354,507
OMAN - 0.1%
Oman Sultanate 5.625% 1/17/2028 (k)		365,000	373,327
Oman Sultanate 6% 8/1/2029 (k)		450,000	472,747
Oman Sultanate 6.25% 1/25/2031 (k)		425,000	453,887
Oman Sultanate 6.5% 3/8/2047 (k)		395,000	422,994
Oman Sultanate 6.75% 1/17/2048 (k)		455,000	501,779
Oman Sultanate 7% 1/25/2051 (k)		105,000	119,085
TOTAL OMAN			2,343,819
PAKISTAN - 0.1%
Islamic Republic of Pakistan 6% 4/8/2026 (k)		730,000	727,722
Islamic Republic of Pakistan 6.875% 12/5/2027 (k)		430,000	433,494
Islamic Republic of Pakistan 7.375% 4/8/2031 (k)		480,000	478,200
TOTAL PAKISTAN			1,639,416
PANAMA - 0.1%
Panamanian Republic 3.298% 1/19/2033		140,000	122,987
Panamanian Republic 3.87% 7/23/2060		715,000	472,258
Panamanian Republic 4.5% 4/16/2050		780,000	600,498
Panamanian Republic 7.875% 3/1/2057		290,000	337,322
Panamanian Republic 8% 3/1/2038		305,000	356,507
TOTAL PANAMA			1,889,572
PARAGUAY - 0.1%
Republic of Paraguay 2.739% 1/29/2033 (k)		225,000	201,149
Republic of Paraguay 4.95% 4/28/2031 (k)		480,000	487,066
Republic of Paraguay 5.4% 3/30/2050 (k)		265,000	248,007
Republic of Paraguay 6% 2/9/2036 (k)		260,000	279,240
Republic of Paraguay 6.65% 3/4/2055 (k)		200,000	217,975
TOTAL PARAGUAY			1,433,437
PERU - 0.1%
Peruvian Republic 2.783% 1/23/2031		740,000	684,870
Peruvian Republic 3% 1/15/2034		440,000	382,800
Peruvian Republic 3.3% 3/11/2041		360,000	278,460
TOTAL PERU			1,346,130
PHILIPPINES - 0.1%
Philippine Republic 2.65% 12/10/2045		390,000	258,521
Philippine Republic 2.95% 5/5/2045		160,000	112,000
Philippine Republic 5% 7/17/2033		210,000	215,447
Philippine Republic 5.5% 1/17/2048		200,000	200,312
Philippine Republic 5.6% 5/14/2049		295,000	298,780
Philippine Republic 5.609% 4/13/2033		305,000	323,300
Philippine Republic 5.95% 10/13/2047		490,000	516,460
TOTAL PHILIPPINES			1,924,820
POLAND - 0.1%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (k)		200,000	206,042
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (k)		200,000	211,396
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (k)		495,000	511,469
Republic of Poland 5.5% 3/18/2054		285,000	271,866
Republic of Poland 5.5% 4/4/2053		210,000	200,393
Republic of Poland 5.75% 11/16/2032		425,000	455,048
TOTAL POLAND			1,856,214
QATAR - 0.2%
State of Qatar 4.4% 4/16/2050 (k)		1,045,000	922,777
State of Qatar 4.625% 6/2/2046 (k)		575,000	531,070
State of Qatar 4.817% 3/14/2049 (k)		1,060,000	995,934
State of Qatar 5.103% 4/23/2048 (k)		975,000	959,566
State of Qatar 9.75% 6/15/2030 (k)		295,000	363,852
TOTAL QATAR			3,773,199
ROMANIA - 0.2%
Romanian Republic 3% 2/27/2027 (k)		265,000	260,581
Romanian Republic 3.625% 3/27/2032 (k)		470,000	429,317
Romanian Republic 4% 2/14/2051 (k)		280,000	191,133
Romanian Republic 5.75% 9/16/2030 (k)		374,000	385,250
Romanian Republic 6.125% 10/7/2037 (k)	EUR	435,000	513,927
Romanian Republic 6.625% 2/17/2028 (k)		225,000	234,461
Romanian Republic 6.85% 7/29/2030	RON	1,075,000	249,524
Romanian Republic 7.125% 1/17/2033 (k)		290,000	315,405
Romanian Republic 7.5% 2/10/2037 (k)		572,000	631,564
Romanian Republic 8% 4/29/2030	RON	1,025,000	247,822
TOTAL ROMANIA			3,458,984
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (k)		560,000	519,926
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (k)		665,000	573,230
Kingdom of Saudi Arabia 3.45% 2/2/2061 (k)		1,120,000	713,580
Kingdom of Saudi Arabia 3.75% 1/21/2055 (k)		655,000	462,594
Kingdom of Saudi Arabia 4.5% 10/26/2046 (k)		640,000	547,200
Kingdom of Saudi Arabia 4.5% 4/22/2060 (k)		225,000	179,437
Kingdom of Saudi Arabia 4.625% 10/4/2047 (k)		330,000	284,889
TOTAL SAUDI ARABIA			2,760,930
SENEGAL - 0.0%
Republic of Senegal 4.75% 3/13/2028 (l)	EUR	255,000	208,649
Republic of Senegal 6.25% 5/23/2033 (k)		290,000	168,290
Republic of Senegal 6.75% 3/13/2048 (k)		120,000	63,900
TOTAL SENEGAL			440,839
SERBIA - 0.1%
Republic of Serbia 2.125% 12/1/2030 (k)		580,000	505,615
Republic of Serbia 6% 6/12/2034 (k)		205,000	211,662
Republic of Serbia 6.5% 9/26/2033 (k)		405,000	434,363
TOTAL SERBIA			1,151,640
SINGAPORE - 0.1%
Republic of Singapore 2.75% 3/1/2035	SGD	2,000,000	1,643,964
SOUTH AFRICA - 0.2%
South African Republic 4.85% 9/27/2027		285,000	288,705
South African Republic 4.85% 9/30/2029		235,000	234,959
South African Republic 5% 10/12/2046		395,000	309,486
South African Republic 5.65% 9/27/2047		190,000	160,604
South African Republic 5.75% 9/30/2049		620,000	523,125
South African Republic 5.875% 4/20/2032		280,000	288,016
South African Republic 6.125% 12/11/2037 (k)		200,000	197,350
South African Republic 7.1% 11/19/2036 (k)		475,000	509,647
South African Republic 7.25% 12/11/2055 (k)		200,000	198,000
TOTAL SOUTH AFRICA			2,709,892
SPAIN - 0.6%
Spanish Kingdom 3.15% 4/30/2035 (k)(l)	EUR	6,106,000	7,127,450
Spanish Kingdom 4% 10/31/2054 (k)(l)	EUR	1,700,000	1,956,926
TOTAL SPAIN			9,084,376
SRI LANKA - 0.1%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (j)(k)		225,923	213,780
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (j)(k)		755,264	646,695
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (j)(k)		314,356	285,278
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (j)(k)		157,112	142,383
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (j)(k)		91,380	69,315
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (k)		165,813	158,766
TOTAL SRI LANKA			1,516,217
SWITZERLAND - 0.3%
Swiss Confederation 3.5% 4/8/2033 (l)	CHF	3,200,000	4,991,895
TURKEY - 0.6%
Turkish Republic 32.6% 2/10/2027	TRY	21,565,000	492,877
Turkish Republic 4.25% 4/14/2026		590,000	590,184
Turkish Republic 4.75% 1/26/2026		490,000	490,000
Turkish Republic 4.875% 10/9/2026		650,000	653,250
Turkish Republic 4.875% 4/16/2043		815,000	627,672
Turkish Republic 5.125% 2/17/2028		255,000	257,104
Turkish Republic 5.25% 3/13/2030		185,000	183,962
Turkish Republic 5.75% 5/11/2047		360,000	296,010
Turkish Republic 6% 1/14/2041		770,000	693,724
Turkish Republic 6% 3/25/2027		170,000	173,527
Turkish Republic 6.625% 2/17/2045		310,000	288,610
Turkish Republic 6.8% 11/4/2036		510,000	514,111
Turkish Republic 7.125% 2/12/2032		380,000	402,420
Turkish Republic 7.25% 5/29/2032		200,000	212,890
Turkish Republic 7.625% 5/15/2034		445,000	482,429
Turkish Republic 9.125% 7/13/2030		350,000	399,975
Turkish Republic 9.375% 1/19/2033		840,000	991,410
Turkish Republic 9.375% 3/14/2029		490,000	550,015
Turkish Republic 9.875% 1/15/2028		1,165,000	1,282,665
TOTAL TURKEY			9,582,835
UKRAINE - 0.1%
Ukraine Government 0% 2/1/2030 (j)(k)		109,055	64,342
Ukraine Government 0% 2/1/2034 (j)(k)		407,526	192,556
Ukraine Government 0% 2/1/2035 (j)(k)		479,387	270,854
Ukraine Government 0% 2/1/2036 (j)(k)		286,989	161,431
Ukraine Government 4% 2/1/2032 (j)(k)		495,800	374,329
Ukraine Government 4.5% 2/1/2029 (j)(k)		457,501	341,982
Ukraine Government 4.5% 2/1/2034 (j)(k)		626,091	380,351
Ukraine Government 4.5% 2/1/2035 (j)(k)		428,419	254,909
Ukraine Government 4.5% 2/1/2036 (j)(k)		284,447	166,402
TOTAL UKRAINE			2,207,156
UNITED ARAB EMIRATES - 0.2%
Emirate of Abu Dhabi 3% 9/15/2051 (k)		645,000	438,132
Emirate of Abu Dhabi 3.125% 9/30/2049 (k)		1,915,000	1,367,310
Emirate of Abu Dhabi 3.875% 4/16/2050 (k)		620,000	497,860
Emirate of Abu Dhabi 5.5% 4/30/2054 (k)		395,000	402,071
Emirate of Dubai 3.9% 9/9/2050 (l)		920,000	695,202
Emirate of Dubai 5.25% 1/30/2043 (l)		330,000	336,188
TOTAL UNITED ARAB EMIRATES			3,736,763
UNITED KINGDOM - 0.4%
United Kingdom of Great Britain and Northern Ireland 0.125% 1/30/2026 (l)	GBP	3,010,000	4,048,363
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2054 (l)	GBP	4,805,000	3,039,803
TOTAL UNITED KINGDOM			7,088,166
URUGUAY - 0.1%
Uruguay Republic 5.1% 6/18/2050		675,000	637,538
Uruguay Republic 5.75% 10/28/2034		300,000	319,800
TOTAL URUGUAY			957,338
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (k)		115,000	106,770
Republic of Uzbekistan 3.9% 10/19/2031 (k)		205,000	188,875
TOTAL UZBEKISTAN			295,645
VENEZUELA - 0.1%
Venezuela Republic 11.95% (f)(l)		1,090,000	346,620
Venezuela Republic 12.75% (f)(l)		190,000	60,325
Venezuela Republic 9.25% (f)		2,395,000	773,585
TOTAL VENEZUELA			1,180,530
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (k)		567,254	401,248
Republic of Zambia 5.75% 6/30/2033 (j)(k)		55,429	54,494
TOTAL ZAMBIA			455,742
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $237,772,700)			242,074,929

Non-Convertible Corporate Bonds - 27.7%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (k)		255,000	258,698
Tecpetrol SA 7.625% 11/3/2030 (k)		275,000	273,076
YPF SA 8.25% 1/17/2034 (k)		255,000	259,845

TOTAL ARGENTINA			791,619
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (k)		250,000	241,781
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (k)		485,000	483,792
Mineral Resources Ltd 7% 4/1/2031 (k)		380,000	396,266
Mineral Resources Ltd 8% 11/1/2027 (k)		515,000	525,970
Mineral Resources Ltd 8.5% 5/1/2030 (k)		915,000	951,543
Mineral Resources Ltd 9.25% 10/1/2028 (k)		1,005,000	1,054,748

TOTAL AUSTRALIA			3,654,100
AZERBAIJAN - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (k)		825,000	828,894
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (l)		275,000	297,325

TOTAL AZERBAIJAN			1,126,219
BAHRAIN - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Bapco Energies BSC Closed 7.5% 10/25/2027 (k)		665,000	687,570
Bapco Energies BSC Closed 8.375% 11/7/2028 (k)		180,000	193,509

TOTAL BAHRAIN			881,079
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (k)		600,000	596,189
BRAZIL - 0.9%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc 4.9% 1/15/2033		365,000	361,067
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Minerva Luxembourg SA 4.375% 3/18/2031 (k)		115,000	106,778
Minerva Luxembourg SA 8.875% 9/13/2033 (k)		505,000	551,534
NBM US Holdings Inc 6.625% 8/6/2029 (k)		615,000	621,439
			1,279,751
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (k)		685,000	619,685
TOTAL CONSUMER STAPLES			1,899,436
Energy - 0.2%
Energy Equipment & Services - 0.1%
Guara Norte Sarl 5.198% 6/15/2034 (k)		368,325	359,485
Yinson Boronia Production BV 8.947% 7/31/2042 (k)		637,709	694,791
			1,054,276
Oil, Gas & Consumable Fuels - 0.1%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (k)		824,746	722,683
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (k)		450,000	438,696
			1,161,379
TOTAL ENERGY			2,215,655
Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (k)		300,000	308,439
Industrials - 0.0%
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (k)		285,000	299,430
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% (f)		413,110	8,262
Azul Secured Finance LLP 11.93% (f)		625,292	314,209
			322,471
TOTAL INDUSTRIALS			621,901
Materials - 0.5%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (k)		300,000	103,500
Braskem Netherlands Finance BV 7.25% 2/13/2033 (k)		555,000	213,675
Braskem Netherlands Finance BV 8% 10/15/2034 (k)		225,000	87,468
Braskem Netherlands Finance BV 8.5% 1/12/2031 (k)		595,000	230,191
			634,834
Metals & Mining - 0.4%
CSN Inova Ventures 6.75% 1/28/2028 (k)		485,000	448,603
CSN Resources SA 5.875% 4/8/2032 (k)		420,000	329,872
CSN Resources SA 8.875% 12/5/2030 (k)		200,000	185,222
ERO Copper Corp 6.5% 2/15/2030 (k)		415,000	416,297
Nexa Resources SA 6.6% 4/8/2037 (k)		235,000	242,377
Nexa Resources SA 6.75% 4/9/2034 (k)		200,000	213,250
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(k)		1,360,506	1,383,890
Usiminas International Sarl 7.5% 1/27/2032 (k)		575,000	596,540
Vale Overseas Ltd 6% 2/25/2056 (c)(k)		305,000	304,329
Vale Overseas Ltd 6.4% 6/28/2054		515,000	525,558
			4,645,938
Paper & Forest Products - 0.1%
LD Celulose International GmbH 7.95% 1/26/2032 (k)		325,000	340,844
Suzano Austria GmbH 3.75% 1/15/2031		245,000	230,937
Suzano Austria GmbH 5% 1/15/2030		725,000	725,610
Suzano Netherlands BV 5.5% 1/15/2036		460,000	456,035
			1,753,426
TOTAL MATERIALS			7,034,198
TOTAL BRAZIL			12,440,696
CANADA - 0.8%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (k)		570,000	561,879
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (k)		2,320,000	2,209,578
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (k)		560,000	556,469
			3,327,926
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (k)		405,000	377,239
TOTAL CONSUMER DISCRETIONARY			3,705,165
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (k)		550,000	361,625
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)		1,953,000	2,087,501
Teine Energy Ltd 6.875% 4/15/2029 (k)		445,000	444,917
TOTAL ENERGY			2,532,418
Financials - 0.0%
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (k)		480,000	479,045
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6% 2/15/2028 (k)		280,000	280,837
Bombardier Inc 7.25% 7/1/2031 (k)		280,000	298,381
Bombardier Inc 8.75% 11/15/2030 (k)		430,000	464,576
			1,043,794
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (k)		460,000	448,699
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (k)		425,000	422,974
TOTAL INDUSTRIALS			1,915,467
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (k)		530,000	551,367
Open Text Holdings Inc 4.125% 12/1/2031 (k)		245,000	228,561
Open Text Holdings Inc 4.125% 2/15/2030 (k)		300,000	286,747
TOTAL INFORMATION TECHNOLOGY			1,066,675
Materials - 0.1%
Chemicals - 0.0%
NOVA Chemicals Corp 8.5% 11/15/2028 (k)		385,000	402,535
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (k)		300,000	299,230
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (k)		440,000	439,339
			738,569
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (k)		360,000	360,376
TOTAL MATERIALS			1,501,480
TOTAL CANADA			11,561,875
CHILE - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (k)		210,000	203,700
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (k)		200,000	208,688
Empresa Nacional del Petroleo 6.15% 5/10/2033 (k)		305,000	322,114
TOTAL ENERGY			530,802
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC 2.375% 10/14/2030 (k)		685,000	620,192
Antofagasta PLC 5.625% 9/9/2035 (k)		250,000	256,750
Antofagasta PLC 5.625% 5/13/2032 (k)		260,000	269,498
Corp Nacional del Cobre de Chile 3% 9/30/2029 (k)		105,000	99,716
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (k)		280,000	265,628
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (k)		870,000	617,744
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (k)		290,000	291,450
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (k)		205,000	214,016
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (k)		290,000	296,769
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (k)		200,000	212,700
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (k)		205,000	221,661
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (k)		235,000	252,698
			3,618,822
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (k)		225,000	232,076
Inversiones CMPC SA 3% 4/6/2031 (k)		245,000	218,383
Inversiones CMPC SA 6.7% 12/9/2057 (c)(k)		200,000	200,862
			651,321
TOTAL MATERIALS			4,270,143
Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (k)		195,501	201,245
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (k)		179,000	187,558
TOTAL UTILITIES			388,803
TOTAL CHILE			5,393,448
CHINA - 0.2%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd 1.81% 1/26/2026 (k)		240,000	239,628
Tencent Holdings Ltd 2.39% 6/3/2030 (k)		495,000	462,617
Tencent Holdings Ltd 3.975% 4/11/2029 (k)		180,000	179,908
TOTAL COMMUNICATION SERVICES			882,153
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
JD.com Inc 3.375% 1/14/2030		405,000	392,712
Prosus NV 3.061% 7/13/2031 (k)		385,000	349,626
Prosus NV 3.68% 1/21/2030 (k)		370,000	354,275
Prosus NV 4.027% 8/3/2050 (k)		595,000	413,526
Prosus NV 4.193% 1/19/2032 (k)		305,000	292,324
TOTAL CONSUMER DISCRETIONARY			1,802,463
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (k)		640,000	641,734
TOTAL CHINA			3,326,350
COLOMBIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (k)		845,000	768,773
Energy - 0.3%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (k)		454,000	446,908
Oil, Gas & Consumable Fuels - 0.3%
Canacol Energy Ltd 5.75% (f)(k)		265,000	74,340
Ecopetrol SA 4.625% 11/2/2031		335,000	298,401
Ecopetrol SA 8.375% 1/19/2036		290,000	297,424
Ecopetrol SA 8.875% 1/13/2033		1,420,000	1,510,881
Geopark Ltd 5.5% 1/17/2027 (k)		505,000	477,225
Geopark Ltd 8.75% 1/31/2030 (k)		430,000	400,975
Gran Tierra Energy Inc 9.5% 10/15/2029 (k)		350,000	243,250
			3,302,496
TOTAL ENERGY			3,749,404
Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (c)		295,000	314,977
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (k)		580,000	604,941
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (k)		1,020,000	947,223
Termocandelaria Power SA 7.75% 9/17/2031 (k)		410,000	423,325
TOTAL UTILITIES			1,370,548
TOTAL COLOMBIA			6,808,643
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (k)		390,000	402,368
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (k)		425,000	445,455
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (k)		450,000	464,909
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 5.25% 1/10/2031 (k)	EUR	110,000	133,797
Czechoslovak Group AS 6.5% 1/10/2031 (k)		400,000	411,000

TOTAL CZECH REPUBLIC			544,797
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (k)		300,000	315,564
FRANCE - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Altice France SA 6.5% 10/15/2031 (k)		103,963	98,719
Altice France SA 6.5% 4/15/2032 (k)		3,731,134	3,576,972
Altice France SA 6.875% 10/15/2030 (k)		1,043,485	1,011,963
Altice France SA 6.875% 7/15/2032 (k)		2,318,001	2,222,822
TOTAL COMMUNICATION SERVICES			6,910,476
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (k)		508,000	539,385
TOTAL FRANCE			7,449,861
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (k)		315,000	316,772
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (k)		191,000	179,719
TOTAL GEORGIA			496,491
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (k)		145,000	97,150
Kosmos Energy Ltd 8.75% 10/1/2031 (k)		1,170,000	661,050

TOTAL GHANA			758,200
GUATEMALA - 0.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
CT Trust 5.125% 2/3/2032 (k)		720,000	687,816
Millicom International Cellular SA 4.5% 4/27/2031 (k)		530,000	492,174
Millicom International Cellular SA 7.375% 4/2/2032 (k)		265,000	275,518
TOTAL COMMUNICATION SERVICES			1,455,508
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (k)		600,000	590,309
Utilities - 0.1%
Electric Utilities - 0.1%
Energuate Trust 2 0 6.35% 9/15/2035 (k)		495,000	494,810
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (k)		485,000	485,606
TOTAL UTILITIES			980,416
TOTAL GUATEMALA			3,026,233
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (k)		425,000	403,598
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (k)		200,000	205,438
OTP Bank Nyrt 8.75% 5/15/2033 (c)(l)		215,000	228,035
TOTAL FINANCIALS			433,473
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (l)		200,000	211,000
TOTAL HUNGARY			644,473
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (k)		230,000	234,600
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (k)		255,000	256,275
TOTAL INDIA			490,875
INDONESIA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (k)		640,000	641,965
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (k)		550,000	573,722
Pertamina Persero PT 4.175% 1/21/2050 (k)		395,000	308,471
TOTAL ENERGY			1,524,158
Materials - 0.1%
Metals & Mining - 0.1%
Freeport Indonesia PT 4.763% 4/14/2027 (k)		225,000	225,562
Freeport Indonesia PT 5.315% 4/14/2032 (k)		450,000	457,981
Freeport Indonesia PT 6.2% 4/14/2052 (k)		265,000	270,030
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (k)		880,000	905,687
TOTAL MATERIALS			1,859,260
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (k)		205,000	207,819
TOTAL INDONESIA			3,591,237
ISRAEL - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 5.375% 3/30/2028 (k)(l)		215,000	212,045
Energean Israel Finance Ltd 5.875% 3/30/2031 (k)(l)		160,000	154,752
Energean Israel Finance Ltd 8.5% 9/30/2033 (k)(l)		200,000	214,000
Leviathan Bond Ltd 6.5% 6/30/2027 (k)(l)		520,000	523,001
Leviathan Bond Ltd 6.75% 6/30/2030 (k)(l)		205,000	208,612
TOTAL ENERGY			1,312,410
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		280,000	280,715
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		275,000	278,108
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		550,000	605,016
TOTAL HEALTH CARE			1,163,839
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (k)(l)		295,000	275,846
TOTAL ISRAEL			2,752,095
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (k)		215,000	220,442
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (k)		200,000	199,688

TOTAL JAMAICA			420,130
KAZAKHSTAN - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
KazMunayGas National Co JSC 3.5% 4/14/2033 (k)		335,000	302,234
KazMunayGas National Co JSC 5.375% 4/24/2030 (k)		165,000	168,630
KazMunayGas National Co JSC 5.75% 4/19/2047 (k)		170,000	160,347
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (k)		440,000	407,277

TOTAL KAZAKHSTAN			1,038,488
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (k)		420,000	432,757
POSCO 5.875% 1/17/2033 (k)		200,000	211,114

TOTAL KOREA (SOUTH)			643,871
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (k)		275,000	264,000
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca 0% 12/31/2049 (e)		102,200	0
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (k)		320,000	308,070
MALAYSIA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (k)		595,000	538,659
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (k)		500,000	339,515
Petronas Capital Ltd 3.5% 4/21/2030 (k)		230,000	223,622
TOTAL ENERGY			563,137
Industrials - 0.1%
Marine Transportation - 0.1%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (k)		570,000	565,988
TOTAL MALAYSIA			1,667,784
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (k)		280,000	282,450
MEXICO - 0.9%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (f)(l)		1,500,000	510,000
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (k)		455,000	389,912
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (k)		195,000	195,240
Energy - 0.6%
Energy Equipment & Services - 0.1%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (k)		371,342	373,433
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (k)		130,922	130,759
			504,192
Oil, Gas & Consumable Fuels - 0.5%
FEL Energy VI SARL 5.75% 12/1/2040 (k)		240,375	236,277
Petroleos Mexicanos 6.5% 6/2/2041		170,000	147,559
Petroleos Mexicanos 6.625% 6/15/2035		1,965,000	1,860,364
Petroleos Mexicanos 6.7% 2/16/2032		821,000	818,644
Petroleos Mexicanos 6.75% 9/21/2047		798,000	654,520
Petroleos Mexicanos 6.95% 1/28/2060		535,000	434,206
Petroleos Mexicanos 7.69% 1/23/2050		3,478,000	3,117,471
			7,269,041
TOTAL ENERGY			7,773,233
Financials - 0.1%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (k)		440,000	452,056
Capital Markets - 0.1%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (k)		970,000	986,490
TOTAL FINANCIALS			1,438,546
Materials - 0.1%
Chemicals - 0.1%
Braskem Idesa SAPI 7.45% (f)(k)		415,000	242,343
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (k)		340,000	276,240
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (k)		670,000	660,621
			1,179,204
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (k)		360,000	287,550
TOTAL MATERIALS			1,466,754
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (k)		355,000	358,413
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (k)		487,506	532,751
Saavi Energia Sarl 8.875% 2/10/2035 (k)		740,000	800,255
TOTAL UTILITIES			1,333,006
TOTAL MEXICO			13,465,104
MOROCCO - 0.1%
Materials - 0.1%
Chemicals - 0.1%
OCP SA 3.75% 6/23/2031 (k)		365,000	341,155
OCP SA 5.125% 6/23/2051 (k)		305,000	251,555
OCP SA 6.1% 4/30/2030 (k)		280,000	292,354
OCP SA 6.75% 5/2/2034 (k)		255,000	275,005
OCP SA 6.875% 4/25/2044 (k)		325,000	338,361
OCP SA 7.5% 5/2/2054 (k)		200,000	220,995

TOTAL MOROCCO			1,719,425
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (k)		1,105,000	999,974
Ziggo BV 4.875% 1/15/2030 (k)		430,000	406,449

TOTAL NETHERLANDS			1,406,423
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 7.875% 5/29/2030 (k)		465,000	478,113
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (k)		268,115	268,067
TOTAL NIGERIA			746,180
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (k)		595,000	618,773
PANAMA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (k)		540,000	547,425
Media - 0.1%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (k)		1,020,000	970,275
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (k)		470,000	484,258
TOTAL COMMUNICATION SERVICES			2,001,958
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (k)		205,000	165,334
TOTAL PANAMA			2,167,292
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (k)		200,000	198,876
PERU - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (k)		365,000	366,142
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(k)		485,000	491,354
Materials - 0.2%
Metals & Mining - 0.2%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (k)		515,000	535,667
Volcan Cia Minera SAA 8.5% 10/28/2032 (k)		640,000	656,723
TOTAL MATERIALS			1,192,390
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (k)		240,000	240,732
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (k)		495,000	506,113
TOTAL UTILITIES			746,845
TOTAL PERU			2,796,731
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (k)		630,000	663,867
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (k)		385,000	354,993
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
QatarEnergy 1.375% 9/12/2026 (k)		900,000	881,847
QatarEnergy 2.25% 7/12/2031 (k)		1,255,000	1,126,112
QatarEnergy 3.125% 7/12/2041 (k)		1,235,000	950,950
QatarEnergy 3.3% 7/12/2051 (k)		930,000	651,074
TOTAL ENERGY			3,609,983
TOTAL QATAR			3,964,976
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (e)(f)(l)		400,000	20,000
SAUDI ARABIA - 0.8%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (k)		1,322,742	1,225,533
Saudi Arabian Oil Co 2.25% 11/24/2030 (k)		1,010,000	912,641
Saudi Arabian Oil Co 3.25% 11/24/2050 (k)		800,000	532,696
Saudi Arabian Oil Co 3.5% 11/24/2070 (k)		460,000	290,518
Saudi Arabian Oil Co 3.5% 4/16/2029 (k)		1,400,000	1,363,733
Saudi Arabian Oil Co 4.25% 4/16/2039 (k)		1,705,000	1,547,049
Saudi Arabian Oil Co 4.375% 4/16/2049 (k)		215,000	177,127
Saudi Arabian Oil Co 5.875% 7/17/2064 (k)		200,000	194,250
Saudi Arabian Oil Co 6.375% 6/2/2055 (k)		780,000	814,928
TOTAL ENERGY			7,058,475
Financials - 0.1%
Financial Services - 0.1%
Gaci First Investment Co 5% 10/13/2027 (l)		635,000	642,303
Gaci First Investment Co 5.25% 10/13/2032 (l)		315,000	324,056
TOTAL FINANCIALS			966,359
Industrials - 0.2%
Construction & Engineering - 0.2%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (k)		510,000	532,404
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (k)		380,000	396,625
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (k)		1,015,000	1,078,910
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (k)		305,000	333,499
TOTAL INDUSTRIALS			2,341,438
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (k)		585,000	598,824
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (l)		375,000	380,088
TOTAL SAUDI ARABIA			11,345,184
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (k)		465,000	464,420
SOUTH AFRICA - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (k)		725,000	652,877
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (k)		315,000	318,348
TOTAL COMMUNICATION SERVICES			971,225
Materials - 0.1%
Chemicals - 0.1%
Sasol Financing USA LLC 4.375% 9/18/2026		530,000	526,688
Sasol Financing USA LLC 5.5% 3/18/2031		200,000	169,770
Sasol Financing USA LLC 6.5% 9/27/2028		90,000	88,334
Sasol Financing USA LLC 8.75% 5/3/2029 (k)		370,000	375,633
			1,160,425
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (k)		330,000	344,655
TOTAL MATERIALS			1,505,080
Utilities - 0.1%
Electric Utilities - 0.1%
Eskom Holdings 6.35% 8/10/2028 (k)		590,000	610,281
Eskom Holdings 8.45% 8/10/2028 (k)		460,000	493,640
TOTAL UTILITIES			1,103,921
TOTAL SOUTH AFRICA			3,580,226
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (k)		280,000	276,527
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (k)		283,000	274,450
TOTAL SPAIN			550,977
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (k)		450,000	318,150
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (k)		230,000	157,403
TURKEY - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (k)		250,000	255,078
Financials - 0.1%
Banks - 0.1%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (c)(k)		380,000	394,277
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (k)		300,000	301,125
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (k)		360,000	371,700
TOTAL FINANCIALS			1,067,102
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (k)		185,000	192,862
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (k)		420,000	422,066
TOTAL TURKEY			1,937,108
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (k)		268,539	205,335
UNITED ARAB EMIRATES - 0.6%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (k)		375,000	352,650
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (k)		419,514	379,933
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (k)		1,210,000	1,067,680
TOTAL ENERGY			1,800,263
Financials - 0.2%
Financial Services - 0.2%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (k)		470,000	455,754
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (k)		230,000	242,450
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (k)		530,000	504,433
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (k)		305,000	300,044
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (k)		345,000	327,450
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (k)		300,000	316,782
TOTAL FINANCIALS			2,146,913
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (k)		425,000	412,648
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (k)		400,000	393,623
TOTAL INDUSTRIALS			806,271
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(l)		755,000	788,303
Alpha Star Holding IX Ltd 7% 8/26/2028 (l)		400,000	408,828
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (l)		445,000	458,764
Sobha Sukuk Ltd 8.75% 7/17/2028 (l)		235,000	244,318
TOTAL REAL ESTATE			1,900,213
Utilities - 0.1%
Multi-Utilities - 0.1%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (k)		448,000	361,962
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (k)		315,000	317,101
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (k)		350,000	352,947
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (k)		470,000	460,896
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (k)		195,000	200,146
TOTAL UTILITIES			1,693,052
TOTAL UNITED ARAB EMIRATES			8,346,712
UNITED KINGDOM - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (k)		995,000	918,597
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (k)		195,000	204,340
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (k)		295,000	315,495
TOTAL CONSUMER DISCRETIONARY			519,835
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG Global Finance PLC 12% 11/30/2028 (k)		5,765,000	6,265,241
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (k)		300,000	292,002
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (k)		650,000	666,318
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (e)(f)(k)		445,000	63,794
TOTAL UNITED KINGDOM			8,725,787
UNITED STATES - 19.2%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.4%
APLD ComputeCo LLC 9.25% 12/15/2030 (k)		1,430,000	1,402,688
Cipher Compute LLC 7.125% 11/15/2030 (k)		620,000	631,459
Frontier Communications Holdings LLC 5% 5/1/2028 (k)		1,165,000	1,167,004
Frontier Communications Holdings LLC 5.875% 10/15/2027 (k)		620,000	622,002
Level 3 Financing Inc 7% 3/31/2034 (k)		1,920,000	1,978,698
WULF Compute LLC 7.75% 10/15/2030 (k)		1,410,000	1,452,650
			7,254,501
Entertainment - 0.1%
ROBLOX Corp 3.875% 5/1/2030 (k)		1,160,000	1,109,048
Interactive Media & Services - 0.1%
Alphabet Inc 4.375% 11/6/2064	EUR	1,519,000	1,700,289
Media - 1.5%
CSC Holdings LLC 3.375% 2/15/2031 (k)		1,326,000	802,970
CSC Holdings LLC 4.125% 12/1/2030 (k)		1,249,000	765,891
CSC Holdings LLC 4.5% 11/15/2031 (k)		3,060,000	1,866,600
CSC Holdings LLC 6.5% 2/1/2029 (k)		700,000	463,726
DISH Network Corp 11.75% 11/15/2027 (k)		2,920,000	3,039,078
EchoStar Corp 10.75% 11/30/2029		7,297,195	8,069,247
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		2,249,516	2,304,558
Scripps Escrow II Inc 3.875% 1/15/2029 (k)		165,000	151,823
Sirius XM Radio LLC 3.875% 9/1/2031 (k)		570,000	524,932
Sirius XM Radio LLC 4% 7/15/2028 (k)		580,000	566,989
Sirius XM Radio LLC 5% 8/1/2027 (k)		485,000	486,181
Univision Communications Inc 4.5% 5/1/2029 (k)		570,000	547,530
Univision Communications Inc 7.375% 6/30/2030 (k)		2,900,000	2,947,694
Univision Communications Inc 8.5% 7/31/2031 (k)		1,930,000	2,016,134
			24,553,353
TOTAL COMMUNICATION SERVICES			34,617,191
Consumer Discretionary - 2.4%
Automobile Components - 0.2%
Adient Global Holdings Ltd 7% 4/15/2028 (k)		300,000	308,303
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (k)		600,000	615,225
Dana Inc 4.5% 2/15/2032		410,000	393,562
Hertz Corp/The 12.625% 7/15/2029 (k)		130,000	131,126
Hertz Corp/The 5.5% (e)(f)(q)		650,000	42,250
Hertz Corp/The 6% (e)(f)(q)		575,000	110,688
Hertz Corp/The 6.25% (e)(f)(q)		670,000	50,250
Hertz Corp/The 7.125% (e)(f)(q)		620,000	127,100
Nesco Holdings II Inc 5.5% 4/15/2029 (k)		715,000	704,316
			2,482,820
Automobiles - 0.0%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (k)		175,000	161,843
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (k)		200,000	199,292
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (k)		85,000	87,910
			449,045
Broadline Retail - 0.1%
ANGI Group LLC 3.875% 8/15/2028 (k)		335,000	309,422
Wayfair LLC 6.75% 11/15/2032 (k)		450,000	462,636
Wayfair LLC 7.25% 10/31/2029 (k)		610,000	636,639
			1,408,697
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (k)		295,000	311,626
Diversified Consumer Services - 0.1%
Adtalem Global Education Inc 5.5% 3/1/2028 (k)		420,000	418,954
Service Corp International/US 4% 5/15/2031		570,000	544,810
TKC Holdings Inc 6.875% 5/15/2028 (k)		950,000	959,262
			1,923,026
Hotels, Restaurants & Leisure - 1.1%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (k)		270,000	245,695
Boyd Gaming Corp 4.75% 6/15/2031 (k)		715,000	698,546
Carnival Corp 4% 8/1/2028 (k)		3,420,000	3,369,622
Carnival Corp 5.125% 5/1/2029 (k)		575,000	581,376
Carnival Corp 5.875% 6/15/2031 (k)		435,000	449,313
Carnival Corp 7% 8/15/2029 (k)		300,000	314,891
Churchill Downs Inc 5.75% 4/1/2030 (k)		725,000	732,061
Churchill Downs Inc 6.75% 5/1/2031 (k)		600,000	622,156
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (k)		1,175,000	1,141,199
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (k)		1,600,000	1,521,240
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (k)		330,000	320,530
Hilton Domestic Operating Co Inc 4% 5/1/2031 (k)		500,000	478,690
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		975,000	978,288
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (k)		425,000	427,919
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		435,000	435,198
Jacobs Entertainment Inc 6.75% 2/15/2029 (k)		395,000	387,041
Light & Wonder International Inc 7.5% 9/1/2031 (k)		295,000	307,782
Lindblad Expeditions LLC 7% 9/15/2030 (k)		390,000	406,840
MGM Resorts International 4.75% 10/15/2028		665,000	663,402
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (k)		795,000	828,710
Neogen Food Safety Corp 8.625% 7/20/2030 (k)		260,000	277,293
Papa John's International Inc 3.875% 9/15/2029 (k)		255,000	241,855
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (k)		510,000	386,325
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (k)		110,000	72,875
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (k)		415,000	418,145
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (k)		565,000	584,635
Station Casinos LLC 4.625% 12/1/2031 (k)		410,000	388,703
VOC Escrow Ltd 5% 2/15/2028 (k)		990,000	989,962
Yum! Brands Inc 4.625% 1/31/2032		590,000	578,197
			18,848,489
Household Durables - 0.3%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (k)		410,000	391,545
LGI Homes Inc 8.75% 12/15/2028 (k)		285,000	297,273
Newell Brands Inc 6.375% 5/15/2030		290,000	283,203
Newell Brands Inc 6.625% 9/15/2029		320,000	318,835
Newell Brands Inc 8.5% 6/1/2028 (k)		365,000	382,722
Somnigroup International Inc 3.875% 10/15/2031 (k)		735,000	686,997
Somnigroup International Inc 4% 4/15/2029 (k)		790,000	769,685
TopBuild Corp 3.625% 3/15/2029 (k)		305,000	295,384
TopBuild Corp 5.625% 1/31/2034 (k)		430,000	434,983
Tri Pointe Homes Inc 5.7% 6/15/2028		865,000	879,944
			4,740,571
Specialty Retail - 0.5%
Asbury Automotive Group Inc 4.5% 3/1/2028		184,000	183,472
Asbury Automotive Group Inc 4.625% 11/15/2029 (k)		450,000	442,418
Asbury Automotive Group Inc 4.75% 3/1/2030		184,000	181,386
Asbury Automotive Group Inc 5% 2/15/2032 (k)		485,000	471,322
Bath & Body Works Inc 6.625% 10/1/2030 (k)		925,000	945,717
Bath & Body Works Inc 6.75% 7/1/2036		870,000	863,573
Bath & Body Works Inc 7.5% 6/15/2029		500,000	512,349
LBM Acquisition LLC 6.25% 1/15/2029 (k)		900,000	809,991
LBM Acquisition LLC 9.5% 6/15/2031 (k)		1,240,000	1,292,626
LCM Investments Holdings II LLC 8.25% 8/1/2031 (k)		355,000	375,481
Park River Holdings Inc 8% 3/15/2031 (k)		265,000	273,213
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (k)		720,000	732,733
SGUS LLC 11% 12/15/2029 (k)		85,000	31,449
Wand NewCo 3 Inc 7.625% 1/30/2032 (k)		565,000	597,954
			7,713,684
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (k)		280,000	258,669
Crocs Inc 4.25% 3/15/2029 (k)		435,000	420,980
Kontoor Brands Inc 4.125% 11/15/2029 (k)		240,000	229,018
			908,667
TOTAL CONSUMER DISCRETIONARY			38,786,625
Consumer Staples - 1.2%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (k)		315,000	316,523
Consumer Staples Distribution & Retail - 0.7%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (k)		525,000	504,206
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (k)		1,310,000	1,308,738
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (k)		5,365,000	5,320,740
C&S Group Enterprises LLC 5% 12/15/2028 (k)		510,000	472,040
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (k)		1,595,000	1,674,270
Performance Food Group Inc 4.25% 8/1/2029 (k)		400,000	391,073
Performance Food Group Inc 5.5% 10/15/2027 (k)		475,000	475,702
US Foods Inc 7.25% 1/15/2032 (k)		290,000	304,826
			10,451,595
Food Products - 0.5%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (k)		375,000	375,069
Darling Ingredients Inc 6% 6/15/2030 (k)		675,000	686,023
Fiesta Purchaser Inc 7.875% 3/1/2031 (k)		535,000	557,953
Fiesta Purchaser Inc 9.625% 9/15/2032 (k)		340,000	356,325
Lamb Weston Holdings Inc 4.125% 1/31/2030 (k)		555,000	536,860
Lamb Weston Holdings Inc 4.375% 1/31/2032 (k)		275,000	261,986
Post Holdings Inc 4.5% 9/15/2031 (k)		1,215,000	1,151,877
Post Holdings Inc 4.625% 4/15/2030 (k)		3,850,000	3,748,994
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (k)		430,000	414,279
			8,089,366
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (k)		103,000	84,122
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (k)		685,000	708,205
TOTAL CONSUMER STAPLES			19,649,811
Energy - 3.1%
Energy Equipment & Services - 0.3%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (k)		290,000	307,209
Nabors Industries Inc 7.625% 11/15/2032 (k)		285,000	280,120
Nabors Industries Inc 9.125% 1/31/2030 (k)		575,000	601,197
Nabors Industries Ltd 7.5% 1/15/2028 (k)		510,000	509,921
Noble Finance II LLC 8% 4/15/2030 (k)		300,000	311,674
Nustar Logistics LP 6% 6/1/2026		640,000	641,304
SESI LLC 7.875% 9/30/2030 (k)		290,000	285,487
Transocean International Ltd 7.875% 10/15/2032 (k)		195,000	203,658
Transocean International Ltd 8.25% 5/15/2029 (k)		205,000	206,610
Transocean International Ltd 8.5% 5/15/2031 (k)		205,000	203,058
Transocean International Ltd 8.75% 2/15/2030 (k)		1,106,250	1,155,930
Transocean Titan Financing Ltd 8.375% 2/1/2028 (k)		502,714	513,413
Valaris Ltd 8.375% 4/30/2030 (k)		295,000	306,937
			5,526,518
Oil, Gas & Consumable Fuels - 2.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (k)		430,000	430,011
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (k)		955,000	956,828
California Resources Corp 8.25% 6/15/2029 (k)		275,000	287,645
Chesapeake Energy Corp 7% (e)(f)		360,000	0
Chesapeake Energy Corp 8% (e)(f)		180,000	0
Chesapeake Energy Corp 8% (e)(f)		115,000	0
CITGO Petroleum Corp 8.375% 1/15/2029 (k)		1,280,000	1,330,975
Civitas Resources Inc 8.625% 11/1/2030 (k)		580,000	607,875
CNX Midstream Partners LP 4.75% 4/15/2030 (k)		295,000	285,987
CNX Resources Corp 6% 1/15/2029 (k)		315,000	317,122
CNX Resources Corp 7.375% 1/15/2031 (k)		295,000	305,478
Comstock Resources Inc 5.875% 1/15/2030 (k)		1,525,000	1,483,299
Comstock Resources Inc 6.75% 3/1/2029 (k)		1,030,000	1,032,288
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (k)		1,265,000	1,251,488
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (k)		760,000	814,316
CVR Energy Inc 5.75% 2/15/2028 (k)		2,320,000	2,287,695
CVR Energy Inc 8.5% 1/15/2029 (k)		2,000,000	2,055,695
DT Midstream Inc 4.125% 6/15/2029 (k)		430,000	424,331
DT Midstream Inc 4.375% 6/15/2031 (k)		430,000	420,988
Energy Transfer LP 5.5% 6/1/2027		860,000	873,695
Energy Transfer LP 5.625% 5/1/2027 (k)		2,960,000	2,959,716
Energy Transfer LP 6% 2/1/2029 (k)		2,415,000	2,441,300
Expand Energy Corp 5.375% 3/15/2030		560,000	567,610
Expand Energy Corp 5.875% 2/1/2029 (k)		310,000	310,021
Expand Energy Corp 6.75% 4/15/2029 (k)		440,000	442,577
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (k)		255,000	259,652
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (k)		355,000	373,913
Hess Midstream Operations LP 4.25% 2/15/2030 (k)		460,000	449,919
Hess Midstream Operations LP 5.125% 6/15/2028 (k)		595,000	597,402
Hess Midstream Operations LP 5.5% 10/15/2030 (k)		275,000	278,413
HF Sinclair Corp 5% 2/1/2028		400,000	400,073
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (k)		590,000	593,349
Kinetik Holdings LP 5.875% 6/15/2030 (k)		425,000	428,808
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (k)		280,000	268,100
Murphy Oil USA Inc 4.75% 9/15/2029		370,000	367,810
Murphy Oil USA Inc 5.625% 5/1/2027		305,000	305,163
NGPL PipeCo LLC 4.875% 8/15/2027 (k)		150,000	150,574
Northern Oil & Gas Inc 7.875% 10/15/2033 (k)		530,000	516,037
Northern Oil & Gas Inc 8.75% 6/15/2031 (k)		590,000	595,661
Occidental Petroleum Corp 7.2% 3/15/2029		240,000	258,526
ONEOK Inc 6.5% 9/1/2030 (k)		895,000	959,538
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		1,445,000	1,431,252
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (k)		1,230,000	1,184,537
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (k)		700,000	720,123
Permian Resources Operating LLC 5.875% 7/1/2029 (k)		405,000	406,519
SM Energy Co 6.625% 1/15/2027		1,125,000	1,128,293
SM Energy Co 6.75% 9/15/2026		250,000	250,363
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		555,000	541,971
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		605,000	593,970
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (k)		290,000	299,139
Sunoco LP 4.5% 10/1/2029 (k)		440,000	428,849
Sunoco LP 4.625% 5/1/2030 (k)		550,000	534,313
Sunoco LP 6.625% 8/15/2032 (k)		280,000	287,789
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (k)		30,000	30,016
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (k)		540,000	537,475
Talos Production Inc 9% 2/1/2029 (k)		250,000	259,659
Talos Production Inc 9.375% 2/1/2031 (k)		285,000	297,257
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		625,000	628,821
Unit Corp 0% 12/1/2029 (Escrow) (e)		120,000	0
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (k)		355,000	332,792
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (k)		355,000	323,040
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (k)		425,000	432,796
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (k)		1,460,000	1,495,391
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (k)		450,000	459,802
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (k)		1,455,000	1,490,343
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (k)		635,000	686,118
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (k)		645,000	706,245
			44,176,751
TOTAL ENERGY			49,703,269
Financials - 2.2%
Capital Markets - 0.3%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (k)		725,000	723,863
Coinbase Global Inc 3.375% 10/1/2028 (k)		1,445,000	1,376,571
Coinbase Global Inc 3.625% 10/1/2031 (k)		865,000	771,208
Hightower Holding LLC 6.75% 4/15/2029 (k)		285,000	283,849
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (k)		395,000	389,020
MSCI Inc 3.25% 8/15/2033 (k)		420,000	376,634
MSCI Inc 4% 11/15/2029 (k)		340,000	332,415
			4,253,560
Consumer Finance - 0.6%
Ally Financial Inc 8% 11/1/2031		5,045,000	5,726,104
Ally Financial Inc 8% 11/1/2031		823,000	933,769
OneMain Finance Corp 4% 9/15/2030		330,000	309,329
OneMain Finance Corp 5.375% 11/15/2029		500,000	500,338
OneMain Finance Corp 6.625% 1/15/2028		385,000	395,324
OneMain Finance Corp 7.125% 3/15/2026		1,154,000	1,162,503
OneMain Finance Corp 7.875% 3/15/2030		285,000	301,333
			9,328,700
Financial Services - 0.4%
Block Inc 3.5% 6/1/2031		570,000	535,752
Block Inc 5.625% 8/15/2030 (k)		645,000	658,108
Block Inc 6% 8/15/2033 (k)		510,000	523,570
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (k)		1,080,000	1,080,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		630,000	543,558
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		1,730,000	1,706,222
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		261,000	260,819
James Hardie International Finance DAC 5% 1/15/2028 (k)		455,000	455,103
MGIC Investment Corp 5.25% 8/15/2028		465,000	465,010
NCR Atleos Corp 9.5% 4/1/2029 (k)		435,000	472,139
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (k)		240,000	247,797
			6,948,078
Insurance - 0.9%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (k)		425,000	419,816
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (k)		335,000	345,086
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (k)		275,000	286,453
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (k)		1,335,000	1,386,736
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (k)		665,000	660,773
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (k)		415,000	414,634
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (k)		1,985,000	1,996,660
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (k)		1,760,000	1,791,989
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (k)		490,000	508,363
AmWINS Group Inc 4.875% 6/30/2029 (k)		415,000	408,130
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (k)		710,000	736,704
HUB International Ltd 5.625% 12/1/2029 (k)		1,705,000	1,704,714
HUB International Ltd 7.25% 6/15/2030 (k)		1,915,000	2,010,607
HUB International Ltd 7.375% 1/31/2032 (k)		710,000	745,183
Panther Escrow Issuer LLC 7.125% 6/1/2031 (k)		970,000	1,005,161
USI Inc/NY 7.5% 1/15/2032 (k)		380,000	398,270
			14,819,279
TOTAL FINANCIALS			35,349,617
Health Care - 1.3%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (k)		275,000	262,970
Bausch + Lomb Corp 8.375% 10/1/2028 (k)		580,000	605,375
Hologic Inc 4.625% 2/1/2028 (k)		215,000	214,991
			1,083,336
Health Care Providers & Services - 0.8%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (k)		823,000	898,255
CHS/Community Health Systems Inc 4.75% 2/15/2031 (k)		1,150,000	1,024,518
CHS/Community Health Systems Inc 5.25% 5/15/2030 (k)		825,000	774,834
CHS/Community Health Systems Inc 6% 1/15/2029 (k)		485,000	484,862
CHS/Community Health Systems Inc 6.125% 4/1/2030 (k)		670,000	536,823
DaVita Inc 3.75% 2/15/2031 (k)		210,000	194,013
DaVita Inc 4.625% 6/1/2030 (k)		1,590,000	1,546,100
HAH Group Holding Co LLC 9.75% 10/1/2031 (k)		420,000	394,949
HealthEquity Inc 4.5% 10/1/2029 (k)		295,000	289,806
Molina Healthcare Inc 3.875% 11/15/2030 (k)		640,000	593,850
Molina Healthcare Inc 3.875% 5/15/2032 (k)		550,000	499,498
Molina Healthcare Inc 4.375% 6/15/2028 (k)		465,000	457,302
National Mentor Holdings Inc 10.5% 12/15/2030 (k)		570,000	573,020
Surgery Center Holdings Inc 7.25% 4/15/2032 (k)		325,000	328,727
Tenet Healthcare Corp 5.125% 11/1/2027		975,000	977,181
Tenet Healthcare Corp 6.125% 6/15/2030		1,430,000	1,463,310
Tenet Healthcare Corp 6.75% 5/15/2031		2,040,000	2,122,638
			13,159,686
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (k)		640,000	639,825
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (k)		525,000	506,904
Charles River Laboratories International Inc 4% 3/15/2031 (k)		605,000	573,237
Charles River Laboratories International Inc 4.25% 5/1/2028 (k)		185,000	183,336
			1,263,477
Pharmaceuticals - 0.3%
1261229 BC Ltd 10% 4/15/2032 (k)		3,130,000	3,255,253
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (k)		1,015,000	989,051
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (k)		885,000	732,953
			4,977,257
TOTAL HEALTH CARE			21,123,581
Industrials - 2.7%
Aerospace & Defense - 0.8%
ATI Inc 4.875% 10/1/2029		280,000	279,541
ATI Inc 5.125% 10/1/2031		245,000	245,164
ATI Inc 7.25% 8/15/2030		295,000	311,661
BWX Technologies Inc 4.125% 6/30/2028 (k)		630,000	620,286
Moog Inc 4.25% 12/15/2027 (k)		185,000	183,227
TransDigm Inc 4.625% 1/15/2029		930,000	923,834
TransDigm Inc 6.25% 1/31/2034 (k)		230,000	238,666
TransDigm Inc 6.375% 3/1/2029 (k)		780,000	803,400
TransDigm Inc 6.375% 5/31/2033 (k)		1,500,000	1,539,191
TransDigm Inc 6.625% 3/1/2032 (k)		280,000	291,317
TransDigm Inc 6.75% 1/31/2034 (k)		865,000	901,057
TransDigm Inc 6.75% 8/15/2028 (k)		3,560,000	3,617,850
TransDigm Inc 6.875% 12/15/2030 (k)		2,350,000	2,459,291
TransDigm Inc 7.125% 12/1/2031 (k)		575,000	604,308
			13,018,793
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (k)		745,000	776,181
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (k)		125,000	125,062
Advanced Drainage Systems Inc 6.375% 6/15/2030 (k)		280,000	286,320
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (k)		420,000	430,580
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (k)		185,000	179,192
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		475,000	467,824
			1,488,978
Commercial Services & Supplies - 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (k)		348,000	342,401
Artera Services LLC 8.5% 2/15/2031 (k)		1,315,000	1,091,898
Brand Industrial Services Inc 10.375% 8/1/2030 (k)		2,225,000	2,181,929
Brink's Co/The 4.625% 10/15/2027 (k)		620,000	619,955
Clean Harbors Inc 6.375% 2/1/2031 (k)		250,000	257,281
CoreCivic Inc 8.25% 4/15/2029		1,575,000	1,655,753
GEO Group Inc/The 10.25% 4/15/2031		695,000	760,805
GEO Group Inc/The 8.625% 4/15/2029		970,000	1,020,249
GFL Environmental Inc 4% 8/1/2028 (k)		420,000	414,288
GFL Environmental Inc 4.75% 6/15/2029 (k)		575,000	573,831
GFL Environmental Inc 6.75% 1/15/2031 (k)		425,000	445,898
Madison IAQ LLC 4.125% 6/30/2028 (k)		535,000	525,694
Madison IAQ LLC 5.875% 6/30/2029 (k)		425,000	422,418
Neptune Bidco US Inc 10.375% 5/15/2031 (k)		430,000	440,897
Neptune Bidco US Inc 9.29% 4/15/2029 (k)		3,955,000	3,955,000
Reworld Holding Corp 4.875% 12/1/2029 (k)		995,000	956,374
Williams Scotsman Inc 7.375% 10/1/2031 (k)		260,000	271,620
			15,936,291
Construction & Engineering - 0.0%
Arcosa Inc 4.375% 4/15/2029 (k)		415,000	407,935
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (k)		365,000	356,128
Ground Transportation - 0.1%
Uber Technologies Inc 4.5% 8/15/2029 (k)		1,260,000	1,260,155
XPO Inc 6.25% 6/1/2028 (k)		300,000	305,889
XPO Inc 7.125% 2/1/2032 (k)		430,000	452,269
			2,018,313
Machinery - 0.1%
Allison Transmission Inc 5.875% 6/1/2029 (k)		420,000	426,410
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(k)		875,000	965,810
Chart Industries Inc 7.5% 1/1/2030 (k)		790,000	823,374
			2,215,594
Passenger Airlines - 0.4%
Allegiant Travel Co 7.25% 8/15/2027 (k)		343,000	347,790
American Airlines Inc 7.25% 2/15/2028 (k)		990,000	1,012,078
American Airlines Inc 8.5% 5/15/2029 (k)		945,000	988,368
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (k)		1,485,000	1,512,233
United Airlines Inc 4.375% 4/15/2026 (k)		1,450,000	1,448,189
United Airlines Inc 4.625% 4/15/2029 (k)		870,000	866,226
			6,174,884
Professional Services - 0.1%
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (k)		430,000	399,150
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (k)		575,000	542,212
ION Platform Finance US Inc / ION Platform Finance SARL 9.5% 5/30/2029 (k)		415,000	420,270
TriNet Group Inc 3.5% 3/1/2029 (k)		455,000	429,957
			1,791,589
Trading Companies & Distributors - 0.0%
FTAI Aviation Investors LLC 7.875% 12/1/2030 (k)		430,000	457,264
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (k)		335,000	347,302
			804,566
TOTAL INDUSTRIALS			44,989,252
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (k)		435,000	433,528
CPI CG Inc 10% 7/15/2029 (k)		256,000	271,236
Lightning Power LLC 7.25% 8/15/2032 (k)		545,000	579,527
TTM Technologies Inc 4% 3/1/2029 (k)		455,000	444,367
			1,728,658
IT Services - 0.4%
ASGN Inc 4.625% 5/15/2028 (k)		510,000	501,129
CoreWeave Inc 9% 2/1/2031 (k)		1,215,000	1,113,572
CoreWeave Inc 9.25% 6/1/2030 (k)		2,180,000	2,026,904
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (k)		610,000	584,918
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (k)		500,000	501,362
Sabre GLBL Inc 11.125% 7/15/2030 (k)		1,475,000	1,222,878
			5,950,763
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp 3.875% 9/1/2028 (k)		690,000	674,721
Synaptics Inc 4% 6/15/2029 (k)		350,000	338,825
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)		527,869	422,296
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(k)		306,250	332,281
			1,768,123
Software - 0.6%
Cloud Software Group Inc 6.5% 3/31/2029 (k)		3,325,000	3,368,517
Elastic NV 4.125% 7/15/2029 (k)		1,165,000	1,128,264
Fair Isaac Corp 4% 6/15/2028 (k)		580,000	572,026
NCR Voyix Corp 5% 10/1/2028 (k)		335,000	332,612
PTC Inc 4% 2/15/2028 (k)		345,000	339,815
UKG Inc 6.875% 2/1/2031 (k)		425,000	436,566
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		4,055,000	4,316,372
			10,494,172
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (k)		985,000	1,044,530
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (k)		640,000	680,424
			1,724,954
TOTAL INFORMATION TECHNOLOGY			21,666,670
Materials - 1.0%
Chemicals - 0.3%
Ingevity Corp 3.875% 11/1/2028 (k)		665,000	647,520
LSB Industries Inc 6.25% 10/15/2028 (k)		960,000	958,468
Olympus Water US Holding Corp 4.25% 10/1/2028 (k)		720,000	698,915
Olympus Water US Holding Corp 7.25% 2/15/2033 (k)		1,440,000	1,447,116
Scih Salt Hldgs Inc 4.875% 5/1/2028 (k)		375,000	375,091
Scotts Miracle-Gro Co/The 4% 4/1/2031		595,000	559,813
WR Grace Holdings LLC 7.375% 3/1/2031 (k)		300,000	307,210
			4,994,133
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (k)		1,150,000	1,230,077
Containers & Packaging - 0.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (k)		300,000	288,445
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (k)		605,000	569,538
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (k)		285,000	291,491
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (k)		915,000	930,966
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (k)		2,175,000	2,211,277
Crown Cork & Seal Co Inc 7.5% 12/15/2096		160,000	158,003
Graham Packaging Co Inc 7.125% 8/15/2028 (k)		365,000	365,311
Graphic Packaging International LLC 3.75% 2/1/2030 (k)		355,000	335,577
Mauser Packaging Solutions Holding Co 7.875% 4/15/2030 (k)		305,000	302,594
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (k)		300,000	304,984
Trident TPI Holdings Inc 12.75% 12/31/2028 (k)		295,000	302,263
			6,060,449
Metals & Mining - 0.2%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (k)		775,000	759,685
Alcoa Nederland Holding BV 7.125% 3/15/2031 (k)		230,000	244,376
Arsenal AIC Parent LLC 8% 10/1/2030 (k)		350,000	371,406
Cleveland-Cliffs Inc 4.625% 3/1/2029 (k)		465,000	457,851
Cleveland-Cliffs Inc 4.875% 3/1/2031 (k)		465,000	446,169
Cleveland-Cliffs Inc 7.5% 9/15/2031 (k)		965,000	1,017,922
Compass Minerals International Inc 6.75% 12/1/2027 (k)		392,000	391,987
Roller Bearing Co of America Inc 4.375% 10/15/2029 (k)		200,000	196,780
			3,886,176
TOTAL MATERIALS			16,170,835
Real Estate - 0.9%
Diversified REITs - 0.3%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (k)		415,000	396,186
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (k)		335,000	311,563
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (k)		940,000	934,221
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (k)		655,000	629,007
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (k)		665,000	652,074
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (k)		1,140,000	1,139,808
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (k)		650,000	648,731
			4,711,590
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		665,000	483,516
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		970,000	812,656
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		2,850,000	2,751,337
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (k)		410,000	437,853
			4,485,362
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (k)		585,000	634,884
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (k)		260,000	274,083
Taylor Morrison Communities Inc 5.125% 8/1/2030 (k)		635,000	638,828
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (k)		300,000	295,856
			1,843,651
Specialized REITs - 0.2%
Iron Mountain Inc 4.875% 9/15/2029 (k)		1,300,000	1,282,513
Iron Mountain Inc 5% 7/15/2028 (k)		630,000	629,197
Iron Mountain Inc 5.25% 7/15/2030 (k)		585,000	577,924
Iron Mountain Inc 5.625% 7/15/2032 (k)		585,000	575,799
SBA Communications Corp 3.875% 2/15/2027		890,000	883,295
			3,948,728
TOTAL REAL ESTATE			14,989,331
Utilities - 1.0%
Electric Utilities - 0.8%
Clearway Energy Operating LLC 3.75% 1/15/2032 (k)		280,000	254,499
Clearway Energy Operating LLC 4.75% 3/15/2028 (k)		365,000	364,205
NRG Energy Inc 3.375% 2/15/2029 (k)		305,000	291,821
NRG Energy Inc 3.625% 2/15/2031 (k)		605,000	565,362
NRG Energy Inc 3.875% 2/15/2032 (k)		58,000	54,158
NRG Energy Inc 5.75% 1/15/2028		1,665,000	1,671,362
NRG Energy Inc 5.75% 1/15/2034 (k)		575,000	580,980
NRG Energy Inc 6% 1/15/2036 (k)		1,150,000	1,165,230
Pacific Gas and Electric Co 3.95% 12/1/2047		578,000	430,314
Pacific Gas and Electric Co 4% 12/1/2046		743,000	556,510
Pacific Gas and Electric Co 4.3% 3/15/2045		315,000	249,868
PG&E Corp 5% 7/1/2028		1,345,000	1,341,275
PG&E Corp 5.25% 7/1/2030		510,000	506,388
Vistra Operations Co LLC 4.375% 5/1/2029 (k)		1,105,000	1,091,126
Vistra Operations Co LLC 5% 7/31/2027 (k)		1,220,000	1,222,807
Vistra Operations Co LLC 5.625% 2/15/2027 (k)		1,495,000	1,495,650
Vistra Operations Co LLC 7.75% 10/15/2031 (k)		580,000	614,323
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (k)		285,000	292,014
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (k)		815,000	828,278
			13,576,170
Gas Utilities - 0.1%
Southern Natural Gas Co LLC 7.35% 2/15/2031		175,000	193,459
Southern Natural Gas Co LLC 8% 3/1/2032		335,000	386,748
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (k)		570,000	547,216
			1,127,423
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.25% 1/15/2034 (k)		430,000	433,860
Sunnova Energy Corp 11.75% (e)(f)(k)		860,000	4,300
Sunnova Energy Corp 5.875% (e)(f)(k)		145,000	362
Talen Energy Supply LLC 6.25% 2/1/2034 (k)		430,000	438,563
Talen Energy Supply LLC 6.5% 2/1/2036 (k)		430,000	444,659
			1,321,744
TOTAL UTILITIES			16,025,337
TOTAL UNITED STATES			313,071,519
UZBEKISTAN - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (k)		200,000	207,000
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (k)		480,000	502,526
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (k)		235,000	250,422
Navoiyuran State Enterprise 6.7% 7/2/2030 (k)		365,000	367,643

TOTAL UZBEKISTAN			1,327,591
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (f)(k)		110,000	31,240
Petroleos de Venezuela SA 5.375% (f)(l)		480,000	110,822
Petroleos de Venezuela SA 6% (f)(k)		930,000	216,225
Petroleos de Venezuela SA 6% (f)(k)		585,000	136,013

TOTAL VENEZUELA			494,300
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (k)		379,495	376,056
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd 7.25% 2/15/2034 (k)		840,000	883,096
First Quantum Minerals Ltd 8.625% 6/1/2031 (k)		1,120,000	1,177,750
First Quantum Minerals Ltd 9.375% 3/1/2029 (k)		665,000	700,245

TOTAL ZAMBIA			2,761,091
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $455,564,053)			454,420,673

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (c)(d)	148	234,555
Information Technology - 0.3%
Software - 0.3%
Strategy Inc 11% (j)	24,760	2,446,177
Strategy Inc Series A, 10%	14,504	1,468,820
TOTAL INFORMATION TECHNOLOGY		3,914,997
TOTAL UNITED STATES		4,149,552
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $3,764,346)		4,149,552

Preferred Securities - 1.6%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (l)(q)	710,000	721,146
CHILE - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco de Credito e Inversiones SA 7.5% (c)(k)(q)	295,000	319,944
Banco de Credito e Inversiones SA 8.75% (c)(k)(q)	290,000	322,344
Banco del Estado de Chile 7.95% (c)(k)(q)	260,000	278,295

TOTAL CHILE		920,583
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (c)(l)(q)	800,000	804,098
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (c)(k)(q)	315,000	314,816
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (c)(k)(q)	230,000	228,543
MEXICO - 0.2%
Financials - 0.1%
Banks - 0.1%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(k)(q)	610,000	634,203
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(k)(q)	200,000	211,311
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (c)(k)	340,000	340,871
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (c)(k)	310,000	343,048
TOTAL FINANCIALS		1,529,433
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV 5.125% (c)(k)(q)	1,195,000	1,212,222
Cemex SAB de CV 7.2% (c)(k)(q)	460,000	489,842
TOTAL MATERIALS		1,702,064
TOTAL MEXICO		3,231,497
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (c)(e)(f)(k)(q)	275,000	13,750
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (c)(l)(q)	330,000	328,727
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (c)(l)(q)	380,000	393,322
UNITED STATES - 1.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 6.5% (c)(q)	505,000	511,304
Energy Transfer LP 6.625% (c)(q)	1,730,000	1,764,530
Energy Transfer LP Series G, 7.125% (c)(q)	2,710,000	2,798,914
Mesquite Energy Inc 7.25% (e)(f)(q)	1,063,000	106
TOTAL ENERGY		5,074,854
Financials - 0.9%
Banks - 0.7%
Bank of America Corp 5.875% (c)(q)	5,125,000	5,302,480
Bank of America Corp 6.25% (c)(q)	870,000	893,564
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.7303% (c)(d)(q)	4,005,000	4,083,836
		10,279,880
Insurance - 0.2%
Alliant Holdings LP 10.5% (c)(e)(q)	2,227,279	2,261,264
TOTAL FINANCIALS		12,541,144
Utilities - 0.1%
Electric Utilities - 0.1%
Edison International 5% (c)(q)	115,000	116,302
Edison International 5.375% (c)(q)	1,505,000	1,523,244
TOTAL UTILITIES		1,639,546
TOTAL UNITED STATES		19,255,544
TOTAL PREFERRED SECURITIES (Cost $26,330,510)		26,212,026

U.S. Government Agency - Mortgage Securities - 4.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.6%
Fannie Mae 2% 2/1/2052	277,503	228,963
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	403,881	353,376
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	42,528	41,824
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	38,094	34,215
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	17,227	15,479
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	327,626	307,992
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	118,194	110,003
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052 (i)	404,386	375,772
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	309,461	286,790
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (i)	160,247	161,759
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (i)	403,753	421,139
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (h)	272,183	283,478
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055 (i)	337,715	353,339
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	534,288	557,671
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (h)	175,159	185,451
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054 (i)	115,246	120,271
Freddie Mac Gold Pool 2.5% 11/1/2041	1,203,729	1,084,986
Freddie Mac Gold Pool 2.5% 2/1/2042	225,274	202,831
Freddie Mac Gold Pool 2.5% 5/1/2041	481,089	435,984
Freddie Mac Gold Pool 3.5% 3/1/2050 (i)	358,351	332,513
Freddie Mac Gold Pool 5.5% 9/1/2052 (h)	283,670	291,439
Freddie Mac Gold Pool 6.5% 10/1/2053 (i)	313,580	330,143
Freddie Mac Gold Pool 6.5% 10/1/2053 (h)(i)	311,315	328,245
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (h)(i)	331,221	349,233
Ginnie Mae I Pool 2.5% 12/20/2051	451,431	386,718
Ginnie Mae I Pool 2.5% 8/20/2051	382,373	327,798
Ginnie Mae I Pool 2.5% 9/20/2051	339,109	290,710
Ginnie Mae II Pool 2% 1/20/2051	774,735	641,666
Ginnie Mae II Pool 2% 12/20/2050	19,999,990	16,563,222
Ginnie Mae II Pool 2% 3/20/2052	207,589	171,966
Ginnie Mae II Pool 2% 8/20/2051	4,999,502	4,140,005
Ginnie Mae II Pool 2% 9/20/2050	141,141	116,964
Ginnie Mae II Pool 2.5% 12/20/2051	17,498,257	15,099,242
Ginnie Mae II Pool 2.5% 6/20/2051	6,999,301	6,039,695
Ginnie Mae II Pool 5.5% 1/1/2056 (g)	3,000,000	3,028,957
Ginnie Mae II Pool 5.5% 12/20/2054	173,744	175,636
Ginnie Mae II Pool 5.5% 2/1/2056 (g)	2,850,000	2,875,283
Ginnie Mae II Pool 5.5% 3/1/2056 (g)	500,000	503,811
Ginnie Mae II Pool 6% 1/1/2056 (g)	3,325,000	3,388,189
Ginnie Mae II Pool 6% 2/1/2056 (g)	2,800,000	2,851,133
Ginnie Mae II Pool 6% 3/1/2056 (g)	900,000	915,487
Uniform Mortgage Backed Securities 3% 1/1/2056 (g)	9,000,000	7,954,453
Uniform Mortgage Backed Securities 3.5% 1/1/2056 (g)	3,800,000	3,510,398
TOTAL UNITED STATES		76,174,229
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $76,015,587)		76,174,229

U.S. Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 5.25% 9/15/2039	126,000	133,091
Tennessee Valley Authority 5.375% 4/1/2056	302,000	305,683

TOTAL UNITED STATES		438,774
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $440,192)		438,774

U.S. Treasury Obligations - 19.4%
	Yield (%) (s)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (i)	3.84	2,290,000	2,280,639
US Treasury Bills 0% 2/5/2026 (i)	3.81	610,000	607,959
US Treasury Bonds 2% 8/15/2051	1.95 to 2.09	8,416,000	4,821,119
US Treasury Bonds 2.25% 2/15/2052	2.15 to 2.99	11,920,000	7,232,088
US Treasury Bonds 2.5% 2/15/2045	2.98 to 3.04	17,524,000	12,410,551
US Treasury Bonds 2.875% 5/15/2052	3.09 to 3.12	2,520,000	1,760,850
US Treasury Bonds 3% 2/15/2049	2.99 to 3.10	13,241,000	9,753,858
US Treasury Bonds 3% 5/15/2045	1.80	1,800,000	1,385,297
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	1,428,000	1,190,930
US Treasury Bonds 3.625% 2/15/2053	3.80 to 4.32	15,779,000	12,774,826
US Treasury Bonds 4.125% 8/15/2044	4.63 to 4.66	4,010,000	3,680,271
US Treasury Bonds 4.375% 8/15/2043	5.10 to 5.28	9,625,000	9,193,755
US Treasury Bonds 4.5% 11/15/2054	4.77 to 4.82	2,240,000	2,112,775
US Treasury Bonds 4.5% 2/15/2044	4.58	1,010,000	977,096
US Treasury Bonds 4.625% 11/15/2044	4.76 to 4.85	2,050,000	2,008,840
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.31	1,460,000	1,406,105
US Treasury Bonds 4.75% 2/15/2037	2.93 to 5.00	1,636,000	1,713,582
US Treasury Bonds 4.75% 5/15/2055	4.67	1,840,000	1,808,088
US Treasury Bonds 4.75% 8/15/2055	4.63 to 4.81	2,350,000	2,310,344
US Treasury Bonds 5% 5/15/2045	4.87	1,020,000	1,047,094
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.62	1,888,322	1,793,086
US Treasury Notes 0.75% 3/31/2026	0.92	4,000	3,974
US Treasury Notes 1% 7/31/2028	0.96 to 1.13	4,418,000	4,145,327
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	40,242,000	37,803,901
US Treasury Notes 1.25% 12/31/2026	1.26	698,000	682,540
US Treasury Notes 1.25% 9/30/2028	1.37 to 1.45	2,930,000	2,756,146
US Treasury Notes 1.375% 10/31/2028	1.45 to 1.52	3,514,000	3,310,572
US Treasury Notes 1.5% 1/31/2027	1.50 to 1.57	4,595,000	4,496,818
US Treasury Notes 1.5% 11/30/2028	1.37 to 1.46	860,000	811,692
US Treasury Notes 1.625% 9/30/2026	1.63 to 1.68	3,000	2,957
US Treasury Notes 1.75% 1/31/2029	1.74 to 1.81	2,583,000	2,447,393
US Treasury Notes 1.875% 2/28/2027	1.71 to 2.55	24,950,000	24,489,010
US Treasury Notes 2.5% 3/31/2027	2.72	900,000	888,855
US Treasury Notes 2.625% 7/31/2029	2.83	1,210,000	1,170,202
US Treasury Notes 2.75% 7/31/2027	2.71	1,240,000	1,226,002
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	6,935,000	6,464,449
US Treasury Notes 2.875% 4/30/2029	2.97 to 3.14	3,300,000	3,227,039
US Treasury Notes 2.875% 5/15/2032	2.84 to 2.95	4,068,000	3,835,679
US Treasury Notes 3.125% 11/15/2028	2.69	1,180,000	1,166,817
US Treasury Notes 3.375% 5/15/2033	3.83	250,000	240,342
US Treasury Notes 3.5% 1/31/2028	3.60 to 3.83	4,190,000	4,190,818
US Treasury Notes 3.5% 10/15/2028	3.50	4,470,000	4,465,663
US Treasury Notes 3.5% 10/31/2027	3.58	907,000	907,213
US Treasury Notes 3.5% 12/15/2028	3.51	4,480,000	4,474,750
US Treasury Notes 3.5% 2/15/2033	3.91	3,800,000	3,692,977
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.55	7,767,000	7,752,437
US Treasury Notes 3.75% 10/31/2032	3.89	3,310,000	3,273,280
US Treasury Notes 3.75% 11/30/2032	3.95	1,760,000	1,745,150
US Treasury Notes 3.75% 4/15/2028	3.80	11,440,000	11,499,434
US Treasury Notes 3.75% 5/31/2030	3.84	189,000	189,465
US Treasury Notes 3.75% 8/31/2031	3.65 to 4.10	3,170,000	3,159,475
US Treasury Notes 3.875% 1/15/2026	3.92	50,000	50,002
US Treasury Notes 3.875% 11/30/2027	3.74	850,000	856,043
US Treasury Notes 3.875% 12/31/2027	3.68 to 4.01	2,500,000	2,518,500
US Treasury Notes 3.875% 5/31/2027	3.90 to 3.91	5,000,000	5,025,586
US Treasury Notes 3.875% 8/15/2033	4.57 to 4.77	2,923,000	2,898,680
US Treasury Notes 3.875% 8/15/2034	3.75 to 3.80	3,680,000	3,625,375
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	680,000	687,836
US Treasury Notes 4% 10/31/2029	4.15	1,300,000	1,317,012
US Treasury Notes 4% 7/31/2029	3.83	260,000	263,372
US Treasury Notes 4% 7/31/2030	4.08	1,650,000	1,670,947
US Treasury Notes 4% 7/31/2032	4.16	270,000	271,413
US Treasury Notes 4.125% 10/31/2029	3.63	136,000	138,327
US Treasury Notes 4.125% 10/31/2031	4.39	4,390,000	4,457,565
US Treasury Notes 4.125% 2/15/2027	4.40 to 4.49	11,380,000	11,454,681
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	3,858,000	3,923,556
US Treasury Notes 4.125% 7/31/2028	4.19	850,000	862,684
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	3,320,000	3,378,359
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.33	11,860,000	12,034,657
US Treasury Notes 4.25% 11/15/2034	4.31	1,824,000	1,843,166
US Treasury Notes 4.25% 2/15/2028	4.17	2,100,000	2,132,198
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.36	2,840,000	2,905,342
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	4,440,000	4,534,003
US Treasury Notes 4.25% 6/30/2031	3.99 to 4.45	3,080,000	3,149,781
US Treasury Notes 4.25% 8/15/2035	4.04 to 4.23	2,510,000	2,528,041
US Treasury Notes 4.375% 11/30/2028	4.15	3,230,000	3,303,306
US Treasury Notes 4.375% 11/30/2030	4.16 to 4.36	791,000	813,772
US Treasury Notes 4.375% 5/15/2034	3.84	230,000	235,040
US Treasury Notes 4.625% 2/15/2035	4.27 to 4.31	2,156,000	2,239,208
US Treasury Notes 4.625% 9/30/2030	5.00	399,000	414,617
US Treasury Notes 4.75% 2/15/2045	4.61 to 4.99	8,450,000	8,407,090
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	4,520,000	4,748,119
TOTAL U.S. TREASURY OBLIGATIONS (Cost $342,191,804)			319,477,808

Money Market Funds - 8.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (t)	3.79	139,783,331	139,811,288
Fidelity Securities Lending Cash Central Fund (t)(u)	3.77	5,923,663	5,924,256
TOTAL MONEY MARKET FUNDS (Cost $145,730,830)			145,735,544

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	1,540,000	51,943
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/2030	1,370,000	48,209
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	590,000	19,575
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	2,360,000	80,864
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	3,040,000	110,191
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.855% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	2,390,000	91,641
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/2026	2,960,000	28,326
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	1,800,000	69,075

TOTAL PUT SWAPTIONS			499,824
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	1,540,000	46,993
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/2030	1,370,000	39,678
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	590,000	18,492
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	2,360,000	71,395
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	3,040,000	34,477
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	2,390,000	63,211
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/2026	2,960,000	47,790
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	1,800,000	47,502

TOTAL CALL SWAPTIONS			369,538
TOTAL PURCHASED SWAPTIONS (Cost $1,121,034)			869,362

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,617,364,839)	1,654,552,281
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(11,546,875)
NET ASSETS - 100.0%	1,643,005,406

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 1/1/2056	(25,000,000)	(20,691,198)
Ginnie Mae II Pool 2.5% 1/1/2056	(24,500,000)	(21,128,388)
Ginnie Mae II Pool 5.5% 1/1/2056	(2,850,000)	(2,877,509)
Ginnie Mae II Pool 5.5% 2/1/2056	(500,000)	(504,435)
Ginnie Mae II Pool 6% 1/1/2056	(3,325,000)	(3,388,189)
Ginnie Mae II Pool 6% 2/1/2056	(900,000)	(916,436)
Uniform Mortgage Backed Securities 2% 1/1/2056	(3,800,000)	(3,069,984)
Uniform Mortgage Backed Securities 2.5% 1/1/2056	(4,350,000)	(3,676,260)
Uniform Mortgage Backed Securities 3% 1/1/2056	(9,000,000)	(7,954,453)
Uniform Mortgage Backed Securities 3% 2/1/2056	(4,500,000)	(3,974,414)
Uniform Mortgage Backed Securities 3.5% 1/1/2056	(3,800,000)	(3,510,399)
Uniform Mortgage Backed Securities 3.5% 2/1/2056	(1,900,000)	(1,749,261)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(73,440,926)

TOTAL TBA SALE COMMITMENTS (Proceeds $73,475,716)		(73,440,926)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1,045	3/2026	117,333,906	(566,434)
CBOT 2Y US Treasury Notes Contracts (United States)	206	3/2026	43,005,719	4,131
CBOT 5Y US Treasury Notes Contracts (United States)	62	3/2026	6,770,594	(16,568)
CBOT US Treasury Long Bond Contracts (United States)	68	3/2026	7,834,875	(99,173)
CBOT US Treasury Ultra Bond Contracts (United States)	390	3/2026	45,812,813	(923,992)

TOTAL LONG				(1,602,036)

SHORT

Interest Rate Contracts
CBOT US Treasury Ultra Bond Contracts (United States)	1	3/2026	117,469	3,280
Eurex Euro-Buxl Contracts (Germany)	30	3/2026	3,882,391	57,682

TOTAL SHORT				60,962

TOTAL FUTURES CONTRACTS				(1,541,074)
The notional amount of long futures as a percentage of Net Assets is 13.3%.
The notional amount of short futures as a percentage of Net Assets is 0.2%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	6,425,000	USD	4,285,441	HSBC Bank PLC	1/2026	2,531
EUR	2,428,000	USD	2,857,436	Brown Brothers Harriman & Co.	1/2026	(2,652)
EUR	4,341,000	USD	5,100,966	State Street Bank & Trust Co	1/2026	3,076
USD	7,282,562	AUD	10,952,000	Barclays Bank PLC	1/2026	(26,679)
USD	7,213,905	CAD	9,977,000	Barclays Bank PLC	1/2026	(58,443)
USD	5,020,135	CHF	4,025,000	JPMorgan Chase Bank NA	1/2026	(66,970)
USD	100,805,119	EUR	86,438,000	JPMorgan Chase Bank NA	1/2026	(826,578)
USD	9,153,197	EUR	7,778,000	JPMorgan Chase Bank NA	1/2026	8,014
USD	1,051,361	EUR	901,000	State Street Bank & Trust Co	1/2026	(8,013)
USD	7,010,059	GBP	5,266,000	JPMorgan Chase Bank NA	1/2026	(88,151)
USD	5,391,523	JPY	842,562,000	JPMorgan Chase Bank NA	1/2026	7,595
USD	1,674,559	SGD	2,165,000	BNP Paribas SA	1/2026	(10,908)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,067,178)
Unrealized Appreciation						21,216
Unrealized Depreciation						(1,088,394)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EMIG CDSI Series 44 Index	12/2030	ICE	(1%)	Quarterly	2,440,000	(3,064)	0	(3,064)

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	19,966,000	(24,442)	0	(24,442)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2036	967,000	(3,552)	0	(3,552)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	3/2033	666,000	835	0	835
3.5%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2031	2,714,000	(110)	0	(110)
3.5%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2030	5,780,000	(6,057)	0	(6,057)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2030	4,003,000	(4,475)	0	(4,475)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	23,514,000	(35,831)	0	(35,831)
TOTAL INTEREST RATE SWAPS							(73,632)	0	(73,632)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
NGN	-	Nigerian Naira
RON	-	Romanian Leu
SGD	-	Singapore Dollar
TRY	-	New Turkish Lira
USD	-	United States Dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Level 3 security.
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $936,742.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,767,822.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $449,619,325 or 27.4% of net assets.

(l)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $126,183,296 or 7.7% of net assets.

(m)	Zero coupon bond which is issued at a discount.
(n)	Non-income producing.
(o)	Security or a portion of the security is on loan at period end.
(p)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,481,799 or 0.2% of net assets.

(q)	Security is perpetual in nature with no stated maturity date.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(s)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(u)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/2024	620,441

New Cotai LLC / New Cotai Capital Corp	9/11/2020	1,223,948

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	97,542,736	400,581,612	358,314,559	5,365,124	1,730	(231)	139,811,288	139,783,331	0.3%
Fidelity Floating Rate Central Fund	76,205,739	34,112,893	2,490,459	7,855,893	(80,677)	(1,816,666)	105,930,830	1,108,063	5.3%
Fidelity Securities Lending Cash Central Fund	960,975	113,582,030	108,619,530	5,822	781	-	5,924,256	5,923,663	0.0%
Total	174,709,450	548,276,535	469,424,548	13,226,839	(78,166)	(1,816,897)	251,666,374

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	2,885,020	-	2,885,020	-

Bank Loan Obligations
Communication Services	2,020,090	-	1,994,549	25,541
Consumer Discretionary	10,920,824	-	10,920,824	-
Consumer Staples	205,501	-	205,501	-
Energy	2,550,154	-	2,550,154	-
Financials	8,195,131	-	8,195,131	-
Health Care	4,375,940	-	4,375,940	-
Industrials	7,631,448	-	7,631,448	-
Information Technology	26,981,730	-	26,981,730	-
Materials	7,904,616	-	7,904,616	-
Utilities	23,798	-	23,798	-

Collateralized Mortgage Obligations	12,924,982	-	12,924,982	-

Commercial Mortgage Securities	37,053,504	-	37,053,504	-

Common Stocks
Communication Services	15,583,924	14,880,664	-	703,260
Consumer Discretionary	11,325,628	8,305,808	2,943,226	76,594
Consumer Staples	1,206,832	1,205,232	-	1,600
Energy	4,380,351	750,254	-	3,630,097
Financials	14,944,375	14,944,217	-	158
Health Care	858,858	857,063	-	1,795
Industrials	26,104,960	26,104,960	-	-
Information Technology	34,507,584	34,340,319	-	167,265
Materials	2,955,685	2,955,685	-	-
Utilities	7,946,414	7,946,211	-	203

Convertible Corporate Bonds
Communication Services	6,656,313	-	6,656,313	-
Consumer Discretionary	393,517	-	-	393,517
Financials	398,970	-	398,970	-
Information Technology	1,316,831	-	1,316,831	-

Convertible Preferred Stocks
Financials	6,581,130	-	-	6,581,130
Materials	512,321	-	512,321	-

Fixed-Income Funds	125,652,953	125,652,953	-	-

Foreign Government and Government Agency Obligations	242,074,929	-	242,074,929	-

Non-Convertible Corporate Bonds
Communication Services	53,128,475	-	53,128,475	-
Consumer Discretionary	47,242,358	-	46,912,070	330,288
Consumer Staples	22,696,421	-	22,696,421	-
Energy	95,755,713	-	95,755,713	-
Financials	43,833,283	-	43,833,283	-
Health Care	23,112,224	-	23,112,224	-
Industrials	54,128,639	-	54,128,639	-
Information Technology	23,001,412	-	23,001,412	-
Materials	48,265,270	-	48,181,476	83,794
Real Estate	17,628,045	-	17,628,045	-
Utilities	25,628,833	-	25,624,171	4,662

Non-Convertible Preferred Stocks
Energy	234,555	-	234,555	-
Information Technology	3,914,997	3,914,997	-	-

Preferred Securities
Communication Services	804,098	-	804,098	-
Consumer Staples	721,146	-	721,146	-
Energy	5,074,854	-	5,074,748	106
Financials	15,955,502	-	13,680,488	2,275,014
Information Technology	314,816	-	314,816	-
Materials	1,702,064	-	1,702,064	-
Utilities	1,639,546	-	1,639,546	-

U.S. Government Agency - Mortgage Securities	76,174,229	-	76,174,229	-

U.S. Government Agency Obligations
Utilities	438,774	-	438,774	-

U.S. Treasury Obligations	319,477,808	-	319,477,808	-

Money Market Funds	145,735,544	145,735,544	-	-

Purchased Swaptions	869,362	-	869,362	-
Total Investments in Securities:	1,654,552,281	387,593,907	1,252,683,350	14,275,024
Derivative Instruments:

Assets
Futures Contracts	65,093	65,093	-	-
Forward Foreign Currency Contracts	21,216	-	21,216	-
Swaps	835	-	835	-
Total Assets	87,144	65,093	22,051	-

Liabilities
Futures Contracts	(1,606,167)	(1,606,167)	-	-
Forward Foreign Currency Contracts	(1,088,394)	-	(1,088,394)	-
Swaps	(77,531)	-	(77,531)	-
Total Liabilities	(2,772,092)	(1,606,167)	(1,165,925)	-
Total Derivative Instruments:	(2,684,948)	(1,541,074)	(1,143,874)	-
Other Financial Instruments:

TBA Sale Commitments	(73,440,926)	-	(73,440,926)	-
Total Other Financial Instruments:	(73,440,926)	-	(73,440,926)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	-	(3,064)
Total Credit Risk	-	(3,064)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	21,216	(1,088,394)
Total Foreign Exchange Risk	21,216	(1,088,394)
Interest Rate Risk
Futures Contracts (c)	65,093	(1,606,167)
Purchased Swaptions (d)	869,362	-
Swaps (a)	835	(74,467)
Total Interest Rate Risk	935,290	(1,680,634)
Total Value of Derivatives	956,506	(2,772,092)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(d)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $5,776,493) - See accompanying schedule:
Unaffiliated issuers (cost $1,363,405,319)	$1,402,885,907
Fidelity Central Funds (cost $253,959,520)	251,666,374

Total Investment in Securities (cost $1,617,364,839)		$1,654,552,281
Segregated cash with brokers for derivative instruments		369,891
Cash		4,077,279
Foreign currency held at value (cost $42,712)		43,640
Receivable for investments sold		9,667,623
Receivable for TBA sale commitments		73,475,716
Unrealized appreciation on forward foreign currency contracts		21,216
Receivable for fund shares sold		359,172
Dividends receivable		109,016
Interest receivable		15,390,352
Distributions receivable from Fidelity Central Funds		480,920
Receivable for daily variation margin on centrally cleared swaps		31,137
Prepaid expenses		1,130
Other receivables		644,467
Total assets		1,759,223,840
Liabilities
Payable for investments purchased
Regular delivery	$7,744,341
Delayed delivery	25,025,497
TBA sale commitments, at value	73,440,926
Unrealized depreciation on forward foreign currency contracts	1,088,394
Payable for fund shares redeemed	1,058,856
Accrued management fee	860,879
Distribution and service plan fees payable	147,430
Payable for daily variation margin on futures contracts	802,557
Other payables and accrued expenses	126,079
Collateral on securities loaned	5,923,475
Total liabilities		116,218,434
Net Assets		$1,643,005,406
Net Assets consist of:
Paid in capital		$1,647,584,714
Total accumulated earnings (loss)		(4,579,308)
Net Assets		$1,643,005,406

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($94,285,645 ÷ 8,396,614 shares)		$11.23
Service Class :
Net Asset Value, offering price and redemption price per share ($1,708,689 ÷ 152,586 shares)		$11.20
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($713,625,019 ÷ 64,466,789 shares)		$11.07
Investor Class :
Net Asset Value, offering price and redemption price per share ($833,386,053 ÷ 74,539,485 shares)		$11.18
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$3,707,085
Interest		61,414,005
Income from Fidelity Central Funds (including $5,822 from security lending)		13,226,839
Total income		78,347,929
Expenses
Management fee	$9,967,085
Distribution and service plan fees	1,686,345
Custodian fees and expenses	46,929
Independent trustees' fees and expenses	3,793
Audit fees	106,468
Legal	27,440
Miscellaneous	16,615
Total expenses before reductions	11,854,675
Expense reductions	(42,439)
Total expenses after reductions		11,812,236
Net Investment income (loss)		66,535,693
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,664,553
Fidelity Central Funds	(78,166)
Forward foreign currency contracts	(7,990,234)
Foreign currency transactions	(70,841)
Futures contracts	6,801,425
Swaps	109,243
Written options	10,524
Total net realized gain (loss)		1,446,504
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $8,493)	68,932,539
Fidelity Central Funds	(1,816,897)
Forward foreign currency contracts	(3,919,265)
Assets and liabilities in foreign currencies	83,817
Futures contracts	324,672
Swaps	(425,307)
TBA sale commitments	(525,317)
Total change in net unrealized appreciation (depreciation)		62,654,242
Net gain (loss)		64,100,746
Net increase (decrease) in net assets resulting from operations		$130,636,439
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,535,693	$65,674,800
Net realized gain (loss)	1,446,504	2,296,344
Change in net unrealized appreciation (depreciation)	62,654,242	15,091,985
Net increase (decrease) in net assets resulting from operations	130,636,439	83,063,129
Distributions to shareholders	(59,020,540)	(53,920,932)

Share transactions - net increase (decrease)	62,595,620	62,177,599
Total increase (decrease) in net assets	134,211,519	91,319,796

Net Assets
Beginning of period	1,508,793,887	1,417,474,091
End of period	$1,643,005,406	$1,508,793,887

Financial Highlights
VIP Strategic Income Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.72	$10.48	$10.02	$11.74	$11.81
Income from Investment Operations
Net investment income (loss) A,B	.485	.498	.475	.377	.327
Net realized and unrealized gain (loss)	.456	.146	.460	(1.690)	.113
Total from investment operations	.941	.644	.935	(1.313)	.440
Distributions from net investment income	(.431)	(.404)	(.475)	(.380)	(.320)
Distributions from net realized gain	-	-	-	(.011)	(.190)
Distributions from tax return of capital	-	-	-	(.016)	-
Total distributions	(.431)	(.404)	(.475)	(.407)	(.510)
Net asset value, end of period	$11.23	$10.72	$10.48	$10.02	$11.74
Total Return C,D	8.85%	6.08%	9.41%	(11.26)%	3.74%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.63%	.64%	.67%	.67%	.66%
Expenses net of fee waivers, if any	.63%	.64%	.67%	.66%	.66%
Expenses net of all reductions, if any	.63%	.64%	.66%	.66%	.66%
Net investment income (loss)	4.38%	4.61%	4.59%	3.52%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$94,286	$83,381	$76,209	$71,244	$84,605
Portfolio turnover rate G	76%	77%	78%	75%	103%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Strategic Income Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.69	$10.47	$10.00	$11.73	$11.81
Income from Investment Operations
Net investment income (loss) A,B	.472	.486	.464	.356	.315
Net realized and unrealized gain (loss)	.461	.135	.470	(1.682)	.105
Total from investment operations	.933	.621	.934	(1.326)	.420
Distributions from net investment income	(.423)	(.401)	(.464)	(.377)	(.310)
Distributions from net realized gain	-	-	-	(.011)	(.190)
Distributions from tax return of capital	-	-	-	(.016)	-
Total distributions	(.423)	(.401)	(.464)	(.404)	(.500)
Net asset value, end of period	$11.20	$10.69	$10.47	$10.00	$11.73
Total Return C,D	8.79%	5.86%	9.42%	(11.38)%	3.57%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.73%	.75%	.77%	.77%	.76%
Expenses net of fee waivers, if any	.73%	.75%	.77%	.76%	.76%
Expenses net of all reductions, if any	.73%	.75%	.76%	.76%	.76%
Net investment income (loss)	4.28%	4.50%	4.49%	3.42%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$1,709	$896	$1,356	$1,446	$502
Portfolio turnover rate G	76%	77%	78%	75%	103%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Strategic Income Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.57	$10.35	$9.90	$11.61	$11.69
Income from Investment Operations
Net investment income (loss) A,B	.450	.464	.443	.346	.293
Net realized and unrealized gain (loss)	.450	.141	.458	(1.675)	.108
Total from investment operations	.900	.605	.901	(1.329)	.401
Distributions from net investment income	(.400)	(.385)	(.451)	(.355)	(.292)
Distributions from net realized gain	-	-	-	(.011)	(.189)
Distributions from tax return of capital	-	-	-	(.015)	-
Total distributions	(.400)	(.385)	(.451)	(.381)	(.481)
Net asset value, end of period	$11.07	$10.57	$10.35	$9.90	$11.61
Total Return C,D	8.58%	5.78%	9.18%	(11.52)%	3.44%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.88%	.90%	.92%	.92%	.91%
Expenses net of fee waivers, if any	.88%	.89%	.92%	.91%	.91%
Expenses net of all reductions, if any	.88%	.89%	.91%	.91%	.91%
Net investment income (loss)	4.13%	4.36%	4.34%	3.27%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$713,625	$639,058	$562,099	$507,410	$619,208
Portfolio turnover rate G	76%	77%	78%	75%	103%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Strategic Income Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.67	$10.44	$9.98	$11.70	$11.77
Income from Investment Operations
Net investment income (loss) A,B	.478	.492	.470	.372	.322
Net realized and unrealized gain (loss)	.456	.138	.462	(1.689)	.114
Total from investment operations	.934	.630	.932	(1.317)	.436
Distributions from net investment income	(.424)	(.400)	(.472)	(.376)	(.316)
Distributions from net realized gain	-	-	-	(.011)	(.190)
Distributions from tax return of capital	-	-	-	(.016)	-
Total distributions	(.424)	(.400)	(.472)	(.403)	(.506)
Net asset value, end of period	$11.18	$10.67	$10.44	$9.98	$11.70
Total Return C,D	8.82%	5.97%	9.42%	(11.33)%	3.72%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.67%	.68%	.70%	.70%	.69%
Expenses net of fee waivers, if any	.67%	.67%	.70%	.70%	.69%
Expenses net of all reductions, if any	.67%	.67%	.70%	.70%	.69%
Net investment income (loss)	4.34%	4.58%	4.56%	3.49%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$833,386	$785,459	$777,810	$797,276	$986,699
Portfolio turnover rate G	76%	77%	78%	75%	103%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends and interest, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, partnerships, capital loss carryforwards, losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$102,610,702
Gross unrealized depreciation	(62,267,113)
Net unrealized appreciation (depreciation)	$40,343,589
Tax Cost	$1,609,717,483

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$20,172,599
Capital loss carryforward	$(64,766,825)
Net unrealized appreciation (depreciation) on securities and other investments	$40,023,412

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(29,581,188)
Long-term	(35,185,637)
Total capital loss carryforward	$(64,766,825)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$59,020,540	$53,920,932
Total	$59,020,540	$53,920,932

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Strategic Income Portfolio
Credit Risk
Swaps	(2,377)	(3,064)
Total Credit Risk	(2,377)	(3,064)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(7,990,234)	(3,919,265)
Total Foreign Exchange Risk	(7,990,234)	(3,919,265)
Interest Rate Risk
Futures Contracts	6,801,425	324,672
Purchased Options	(35,061)	(253,164)
Written Options	10,524	-
Swaps	111,620	(422,243)
Total Interest Rate Risk	6,888,508	(350,735)
Totals	(1,104,103)	(4,273,064)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
VIP Strategic Income Portfolio	149,887,206

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
VIP Strategic Income Portfolio	209,969,476

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Strategic Income Portfolio	792,708,855	761,670,649
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.63
Service Class	.63
Service Class 2.63
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.62
Service Class	.62
Service Class 2.62
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,305
Service Class 2	1,685,040
$1,686,345

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Strategic Income Portfolio	348

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Strategic Income Portfolio	1,212,447	105,993	21,020
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Strategic Income Portfolio	2,102
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Strategic Income Portfolio	628	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $42,439.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Strategic Income Portfolio
Distributions to shareholders
Initial Class	$3,490,577	$2,983,430
Service Class	58,291	66,822
Service Class 2	24,726,681	22,343,547
Investor Class	30,744,991	28,527,133
Total	$59,020,540	$53,920,932
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Strategic Income Portfolio
Initial Class
Shares sold	1,654,900	1,308,611	$18,275,376	$14,205,903
Reinvestment of distributions	314,098	273,327	3,490,577	2,983,430
Shares redeemed	(1,352,463)	(1,070,922)	(14,854,653)	(11,567,367)
Net increase (decrease)	616,535	511,016	$6,911,300	$5,621,966
Service Class
Shares sold	120,703	62,881	$1,339,961	$678,622
Reinvestment of distributions	4,423	5,340	49,180	58,185
Shares redeemed	(56,354)	(113,929)	(627,046)	(1,230,866)
Net increase (decrease)	68,772	(45,708)	$762,095	$(494,059)
Service Class 2
Shares sold	9,982,290	10,246,349	$109,278,413	$109,333,726
Reinvestment of distributions	2,257,885	2,075,515	24,726,681	22,343,547
Shares redeemed	(8,245,384)	(6,153,550)	(90,226,231)	(65,529,570)
Net increase (decrease)	3,994,791	6,168,314	$43,778,863	$66,147,703
Investor Class
Shares sold	4,177,273	3,527,642	$46,151,058	$38,182,302
Reinvestment of distributions	2,779,987	2,625,617	30,744,991	28,527,133
Shares redeemed	(6,031,256)	(7,048,736)	(65,752,687)	(75,807,446)
Net increase (decrease)	926,004	(895,477)	$11,143,362	$(9,098,011)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Strategic Income Portfolio	53%	1	14%
13. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Strategic Income Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Strategic Income Portfolio (one of the funds constituting Variable Insurance Products Fund V, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 16.55% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $55,996,784 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 3%; Service Class designates 3%; Service Class 2 designates 4%; and Investor Class designates 3% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Strategic Income Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class of the fund (Investor Class), the Board considered the effective management fee rate for Investor Class from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for Investor Class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of Investor Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Investor Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Investor Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of Investor Class of the fund ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund's Investor Class ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.

The Board considered that the fund has a variable management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board also considered that the total expenses for Service Class 2 of the fund ranked in the 3rd quartile of the total peer group. The Board considered that Service Class 2 has a 0.25% 12b-1 fee, whereas most of the classes in the insurance universe do not have 12b-1 fees.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.796350.123
VIPSI-ANN-0226
Fidelity® Variable Insurance Products:

VIP Investor Freedom Income Portfolio℠
VIP Investor Freedom 2010 Portfolio℠
VIP Investor Freedom 2015 Portfolio℠
VIP Investor Freedom 2020 Portfolio℠
VIP Investor Freedom 2025 Portfolio℠
VIP Investor Freedom 2030 Portfolio℠
VIP Investor Freedom 2035 Portfolio℠
VIP Investor Freedom 2040 Portfolio℠
VIP Investor Freedom 2045 Portfolio℠
VIP Investor Freedom 2050 Portfolio℠
(VIP Investor Freedom Income Portfolio℠ to be renamed VIP Investor Freedom Retirement Portfolio℠ effective April 30, 2026)

Annual Report
December 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Investor Freedom Income Portfolio℠
VIP Investor Freedom 2010 Portfolio℠
VIP Investor Freedom 2015 Portfolio℠
VIP Investor Freedom 2020 Portfolio℠
VIP Investor Freedom 2025 Portfolio℠
VIP Investor Freedom 2030 Portfolio℠
VIP Investor Freedom 2035 Portfolio℠
VIP Investor Freedom 2040 Portfolio℠
VIP Investor Freedom 2045 Portfolio℠
VIP Investor Freedom 2050 Portfolio℠
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Investor Freedom Income Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 61.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,316,704	12,008,340
Fidelity International Bond Index Fund (a)	300,019	2,751,172
Fidelity Long-Term Treasury Bond Index Fund (a)	244,879	2,274,922
VIP High Income Portfolio - Investor Class (a)	194,166	939,763
VIP Investment Grade Bond II Portfolio - Investor Class (a)	3,118,804	29,535,069
TOTAL BOND FUNDS (Cost $49,674,631)		47,509,266

Domestic Equity Funds - 12.0%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	8,800	895,729
VIP Contrafund Portfolio - Investor Class (a)	24,957	1,476,231
VIP Equity Income Portfolio - Investor Class (a)	41,083	1,197,171
VIP Growth & Income Portfolio - Investor Class (a)	49,660	1,643,246
VIP Growth Portfolio - Investor Class (a)	25,383	2,448,914
VIP Mid Cap Portfolio - Investor Class (a)	10,139	375,652
VIP Value Portfolio - Investor Class (a)	43,498	836,035
VIP Value Strategies Portfolio - Investor Class (a)	26,326	414,368
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,274,702)		9,287,346

International Equity Funds - 12.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	191,714	3,013,737
VIP Overseas Portfolio - Investor Class (a)	241,265	6,608,256
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,623,428)		9,621,993

Money Market Funds - 14.2%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $11,014,767)	3.60	11,014,767	11,014,767

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $72,587,528)	77,433,372
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	77,433,373

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	895,518	8,973	4,396	15	9,169	895,729	8,800
Fidelity Inflation-Protected Bond Index Fund	12,017,224	1,903,679	2,222,150	473,406	(54,452)	379,213	12,008,340	1,316,704
Fidelity International Bond Index Fund	2,429,057	756,697	394,380	101,798	(12,226)	(27,976)	2,751,172	300,019
Fidelity Long-Term Treasury Bond Index Fund	2,311,549	995,617	1,086,869	103,370	(168,560)	223,185	2,274,922	244,879
VIP Contrafund Portfolio - Investor Class	1,265,673	839,612	623,194	226,361	(39,249)	33,389	1,476,231	24,957
VIP Emerging Markets Portfolio - Investor Class	4,110,350	1,359,225	3,502,156	87,384	642,644	403,674	3,013,737	191,714
VIP Equity Income Portfolio - Investor Class	1,032,656	615,407	537,513	85,116	(12,828)	99,449	1,197,171	41,083
VIP Government Money Market Portfolio - Investor Class	11,794,889	4,416,645	5,196,767	482,818	-	-	11,014,767	11,014,767
VIP Growth & Income Portfolio - Investor Class	1,416,853	880,820	738,309	171,038	(16,744)	100,626	1,643,246	49,660
VIP Growth Portfolio - Investor Class	2,097,597	1,313,983	901,330	306,613	(78,992)	17,656	2,448,914	25,383
VIP High Income Portfolio - Investor Class	928,159	120,742	141,706	60,197	(5,216)	37,784	939,763	194,166
VIP Investment Grade Bond II Portfolio - Investor Class	30,023,772	4,874,371	6,206,932	1,193,263	(145,169)	989,027	29,535,069	3,118,804
VIP Mid Cap Portfolio - Investor Class	325,119	193,149	136,701	40,459	(8,033)	2,118	375,652	10,139
VIP Overseas Portfolio - Investor Class	5,665,206	3,108,989	2,771,665	650,173	180,325	425,401	6,608,256	241,265
VIP Value Portfolio - Investor Class	725,619	430,544	321,995	71,544	(15,126)	16,993	836,035	43,498
VIP Value Strategies Portfolio - Investor Class	360,651	188,127	140,866	19,759	(8,471)	14,927	414,368	26,326
	76,504,374	22,893,125	24,931,506	4,077,695	257,918	2,724,635	77,433,372

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	47,509,266	47,509,266	-	-

Domestic Equity Funds	9,287,346	9,287,346	-	-

International Equity Funds	9,621,993	9,621,993	-	-

Money Market Funds	11,014,767	11,014,767	-	-
Total Investments in Securities:	77,433,372	77,433,372	-	-
VIP Investor Freedom Income Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $72,587,528)	$77,433,372

Total Investment in Securities (cost $72,587,528)		$77,433,372
Receivable for investments sold		882,553
Total assets		78,315,925
Liabilities
Payable for investments purchased	$878,887
Payable for fund shares redeemed	3,665
Total liabilities		882,552
Net Assets		$77,433,373
Net Assets consist of:
Paid in capital		$73,413,265
Total accumulated earnings (loss)		4,020,108
Net Assets		$77,433,373
Net Asset Value, offering price and redemption price per share ($77,433,373 ÷ 6,713,731 shares)		$11.53
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$2,645,601
Expenses
Independent trustees' fees and expenses	$188
Total expenses		188
Net Investment income (loss)		2,645,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	257,918
Capital gain distributions from underlying funds:
Affiliated issuers	1,432,094
Total net realized gain (loss)		1,690,012
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,724,635
Total change in net unrealized appreciation (depreciation)		2,724,635
Net gain (loss)		4,414,647
Net increase (decrease) in net assets resulting from operations		$7,060,060
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,645,413	$2,636,164
Net realized gain (loss)	1,690,012	736,923
Change in net unrealized appreciation (depreciation)	2,724,635	(398,061)
Net increase (decrease) in net assets resulting from operations	7,060,060	2,975,026
Distributions to shareholders	(2,640,697)	(2,820,718)

Share transactions
Proceeds from sales of shares	3,676,577	3,208,805
Net asset value of shares issued in exchange for the net assets of the Acquired Fund(s) (see Reorganization Information note)	-	18,112,866
Reinvestment of distributions	2,640,697	2,820,718
Cost of shares redeemed	(9,807,639)	(11,158,884)

Net increase (decrease) in net assets resulting from share transactions	(3,490,365)	12,983,505
Total increase (decrease) in net assets	928,998	13,137,813

Net Assets
Beginning of period	76,504,375	63,366,562
End of period	$77,433,373	$76,504,375

Other Information
Shares
Sold	317,364	288,309
Issued in exchange for the shares of the Acquired Fund(s) (see Reorganization Information note)	-	1,648,130
Issued in reinvestment of distributions	231,220	259,155
Redeemed	(858,576)	(1,012,282)
Net increase (decrease)	(309,992)	1,183,312

Financial Highlights
VIP Investor Freedom Income Portfolio℠

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.89	$10.85	$10.52	$12.62	$12.68
Income from Investment Operations
Net investment income (loss) A,B	.39	.41	.36	.27	.24
Net realized and unrealized gain (loss)	.65	.06	.46	(1.74)	.17
Total from investment operations	1.04	.47	.82	(1.47)	.41
Distributions from net investment income	(.40)	(.42)	(.49)	(.25)	(.13)
Distributions from net realized gain	(.01)	(.01)	-	(.38)	(.34)
Total distributions	(.40) C	(.43)	(.49)	(.63)	(.47)
Net asset value, end of period	$11.53	$10.89	$10.85	$10.52	$12.62
Total Return D,E	9.63%	4.31%	7.88%	(12.03)%	3.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions, if any H	-%	-%	-%	-%	-%
Net investment income (loss)	3.44%	3.72%	3.36%	2.44%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$77,433	$76,504	$63,367	$72,948	$102,427
Portfolio turnover rate I	30%	25% J	20%	65%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
VIP Investor Freedom 2010 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 60.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	838,425	7,646,435
Fidelity International Bond Index Fund (a)	203,535	1,866,419
Fidelity Long-Term Treasury Bond Index Fund (a)	173,080	1,607,910
VIP High Income Portfolio - Investor Class (a)	128,097	619,987
VIP Investment Grade Bond II Portfolio - Investor Class (a)	2,004,204	18,979,815
TOTAL BOND FUNDS (Cost $32,033,456)		30,720,566

Domestic Equity Funds - 14.3%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	5,462	555,947
VIP Contrafund Portfolio - Investor Class (a)	20,016	1,183,958
VIP Equity Income Portfolio - Investor Class (a)	32,951	960,192
VIP Growth & Income Portfolio - Investor Class (a)	39,828	1,317,905
VIP Growth Portfolio - Investor Class (a)	20,357	1,964,082
VIP Mid Cap Portfolio - Investor Class (a)	8,131	301,264
VIP Value Portfolio - Investor Class (a)	34,886	670,504
VIP Value Strategies Portfolio - Investor Class (a)	21,113	332,316
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,178,516)		7,286,168

International Equity Funds - 14.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	142,079	2,233,489
VIP Overseas Portfolio - Investor Class (a)	179,500	4,916,504
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,406,591)		7,149,993

Money Market Funds - 11.5%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $5,914,559)	3.60	5,914,559	5,914,559

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $46,533,122)	51,071,286
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	51,071,287

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	558,365	8,131	2,582	(30)	5,743	555,947	5,462
Fidelity Inflation-Protected Bond Index Fund	7,834,035	1,364,639	1,757,234	304,983	(125,113)	340,018	7,646,435	838,425
Fidelity International Bond Index Fund	1,781,449	469,279	357,678	71,372	(10,375)	(16,256)	1,866,419	203,535
Fidelity Long-Term Treasury Bond Index Fund	1,711,047	705,813	844,348	75,149	(153,721)	189,119	1,607,910	173,080
VIP Contrafund Portfolio - Investor Class	1,231,234	524,693	595,349	191,351	44,730	(21,350)	1,183,958	20,016
VIP Emerging Markets Portfolio - Investor Class	3,237,857	954,693	2,796,034	64,623	655,126	181,847	2,233,489	142,079
VIP Equity Income Portfolio - Investor Class	1,004,627	356,192	491,354	70,842	18,871	71,856	960,192	32,951
VIP Government Money Market Portfolio - Investor Class	5,940,504	3,276,652	3,302,597	254,700	-	-	5,914,559	5,914,559
VIP Growth & Income Portfolio - Investor Class	1,378,369	513,284	675,643	142,161	94,782	7,113	1,317,905	39,828
VIP Growth Portfolio - Investor Class	2,040,511	769,138	836,871	254,840	(28,752)	20,056	1,964,082	20,357
VIP High Income Portfolio - Investor Class	638,416	73,964	115,954	40,028	(5,351)	28,912	619,987	128,097
VIP Investment Grade Bond II Portfolio - Investor Class	19,574,176	3,619,017	4,763,736	768,758	(109,837)	660,195	18,979,815	2,004,204
VIP Mid Cap Portfolio - Investor Class	316,290	120,974	132,874	35,338	(4,084)	958	301,264	8,131
VIP Overseas Portfolio - Investor Class	4,864,240	1,889,191	2,382,444	501,447	337,206	208,311	4,916,504	179,500
VIP Value Portfolio - Investor Class	705,943	257,554	298,237	62,739	(6,941)	12,185	670,504	34,886
VIP Value Strategies Portfolio - Investor Class	350,884	111,648	136,611	17,159	(4,633)	11,028	332,316	21,113
	52,609,582	15,565,096	19,495,095	2,858,072	701,878	1,699,735	51,071,286

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	30,720,566	30,720,566	-	-

Domestic Equity Funds	7,286,168	7,286,168	-	-

International Equity Funds	7,149,993	7,149,993	-	-

Money Market Funds	5,914,559	5,914,559	-	-
Total Investments in Securities:	51,071,286	51,071,286	-	-
VIP Investor Freedom 2010 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $46,533,122)	$51,071,286

Total Investment in Securities (cost $46,533,122)		$51,071,286
Receivable for investments sold		423,323
Total assets		51,494,609
Liabilities
Payable for investments purchased	$423,009
Payable for fund shares redeemed	313
Total liabilities		423,322
Net Assets		$51,071,287
Net Assets consist of:
Paid in capital		$44,846,101
Total accumulated earnings (loss)		6,225,186
Net Assets		$51,071,287
Net Asset Value, offering price and redemption price per share ($51,071,287 ÷ 3,982,065 shares)		$12.83
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$1,692,987
Expenses
Independent trustees' fees and expenses	$129
Total expenses		129
Net Investment income (loss)		1,692,858
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	701,878
Capital gain distributions from underlying funds:
Affiliated issuers	1,165,085
Total net realized gain (loss)		1,866,963
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,699,735
Total change in net unrealized appreciation (depreciation)		1,699,735
Net gain (loss)		3,566,698
Net increase (decrease) in net assets resulting from operations		$5,259,556
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,692,858	$1,753,320
Net realized gain (loss)	1,866,963	1,189,505
Change in net unrealized appreciation (depreciation)	1,699,735	(46,305)
Net increase (decrease) in net assets resulting from operations	5,259,556	2,896,520
Distributions to shareholders	(1,783,264)	(1,961,913)

Share transactions
Proceeds from sales of shares	1,577,982	216,949
Reinvestment of distributions	1,783,263	1,961,913
Cost of shares redeemed	(8,375,834)	(6,879,923)

Net increase (decrease) in net assets resulting from share transactions	(5,014,589)	(4,701,061)
Total increase (decrease) in net assets	(1,538,297)	(3,766,454)

Net Assets
Beginning of period	52,609,584	56,376,038
End of period	$51,071,287	$52,609,584

Other Information
Shares
Sold	127,033	17,708
Issued in reinvestment of distributions	140,552	163,592
Redeemed	(661,147)	(564,087)
Net increase (decrease)	(393,562)	(382,787)

Financial Highlights
VIP Investor Freedom 2010 Portfolio℠

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.02	$11.85	$11.27	$13.93	$13.73
Income from Investment Operations
Net investment income (loss) A,B	.41	.39	.35	.29	.26
Net realized and unrealized gain (loss)	.85	.23	.70	(2.10)	.52
Total from investment operations	1.26	.62	1.05	(1.81)	.78
Distributions from net investment income	(.43)	(.44)	(.47)	(.26)	(.14)
Distributions from net realized gain	(.03)	(.01)	-	(.59)	(.44)
Total distributions	(.45) C	(.45)	(.47)	(.85)	(.58)
Net asset value, end of period	$12.83	$12.02	$11.85	$11.27	$13.93
Total Return D,E	10.57%	5.27%	9.40%	(13.50)%	5.81%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions, if any H	-%	-%	-%	-%	-%
Net investment income (loss)	3.22%	3.17%	3.03%	2.40%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$51,071	$52,610	$56,376	$62,719	$85,277
Portfolio turnover rate I	30%	22%	18%	64%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2015 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 57.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,357,004	12,375,874
Fidelity International Bond Index Fund (a)	372,005	3,411,286
Fidelity Long-Term Treasury Bond Index Fund (a)	322,640	2,997,322
VIP High Income Portfolio - Investor Class (a)	223,159	1,080,088
VIP Investment Grade Bond II Portfolio - Investor Class (a)	3,308,546	31,331,932
TOTAL BOND FUNDS (Cost $53,704,590)		51,196,502

Domestic Equity Funds - 18.9%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	8,984	914,487
VIP Contrafund Portfolio - Investor Class (a)	47,294	2,797,447
VIP Equity Income Portfolio - Investor Class (a)	77,858	2,268,785
VIP Growth & Income Portfolio - Investor Class (a)	94,105	3,113,934
VIP Growth Portfolio - Investor Class (a)	48,100	4,640,692
VIP Mid Cap Portfolio - Investor Class (a)	19,213	711,844
VIP Value Portfolio - Investor Class (a)	82,425	1,584,214
VIP Value Strategies Portfolio - Investor Class (a)	49,887	785,214
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,060,052)		16,816,617

International Equity Funds - 17.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	301,900	4,745,873
VIP Overseas Portfolio - Investor Class (a)	383,755	10,511,045
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,981,297)		15,256,918

Money Market Funds - 6.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $5,654,311)	3.60	5,654,311	5,654,311

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $77,400,250)	88,924,348
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4)
NET ASSETS - 100.0%	88,924,344

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	928,394	23,700	4,222	117	9,676	914,487	8,984
Fidelity Inflation-Protected Bond Index Fund	12,273,551	2,278,488	2,488,194	491,152	(206,914)	534,550	12,375,874	1,357,004
Fidelity International Bond Index Fund	3,254,536	791,449	584,845	132,062	(13,679)	(36,175)	3,411,286	372,005
Fidelity Long-Term Treasury Bond Index Fund	2,983,746	1,173,623	1,226,607	131,507	(180,282)	246,842	2,997,322	322,640
VIP Contrafund Portfolio - Investor Class	2,939,169	1,003,508	1,214,686	459,532	42,749	26,707	2,797,447	47,294
VIP Emerging Markets Portfolio - Investor Class	6,448,513	1,523,959	4,953,381	136,123	1,107,030	619,752	4,745,873	301,900
VIP Equity Income Portfolio - Investor Class	2,398,220	589,575	944,153	170,088	22,696	202,447	2,268,785	77,858
VIP Government Money Market Portfolio - Investor Class	5,149,993	5,031,915	4,527,597	236,996	-	-	5,654,311	5,654,311
VIP Growth & Income Portfolio - Investor Class	3,290,409	886,941	1,319,402	341,587	146,218	109,768	3,113,934	94,105
VIP Growth Portfolio - Investor Class	4,871,051	1,560,051	1,792,608	612,476	(46,857)	49,055	4,640,692	48,100
VIP High Income Portfolio - Investor Class	1,080,050	126,666	163,695	70,399	(11,022)	48,089	1,080,088	223,159
VIP Investment Grade Bond II Portfolio - Investor Class	30,492,859	6,406,609	6,373,185	1,275,386	(233,067)	1,038,716	31,331,932	3,308,546
VIP Mid Cap Portfolio - Investor Class	755,039	237,383	275,784	84,750	(7,842)	3,048	711,844	19,213
VIP Overseas Portfolio - Investor Class	10,515,475	3,149,750	4,237,888	1,095,164	601,379	482,329	10,511,045	383,755
VIP Value Portfolio - Investor Class	1,685,213	452,821	570,827	150,970	(13,068)	30,075	1,584,214	82,425
VIP Value Strategies Portfolio - Investor Class	837,631	201,985	272,744	41,239	(8,771)	27,113	785,214	49,887
	88,975,455	26,343,117	30,969,296	5,433,653	1,198,687	3,391,992	88,924,348

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	51,196,502	51,196,502	-	-

Domestic Equity Funds	16,816,617	16,816,617	-	-

International Equity Funds	15,256,918	15,256,918	-	-

Money Market Funds	5,654,311	5,654,311	-	-
Total Investments in Securities:	88,924,348	88,924,348	-	-
VIP Investor Freedom 2015 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $77,400,250)	$88,924,348

Total Investment in Securities (cost $77,400,250)		$88,924,348
Receivable for investments sold		807,409
Total assets		89,731,757
Liabilities
Payable for investments purchased	$806,886
Payable for fund shares redeemed	527
Total liabilities		807,413
Net Assets		$88,924,344
Net Assets consist of:
Paid in capital		$73,769,630
Total accumulated earnings (loss)		15,154,714
Net Assets		$88,924,344
Net Asset Value, offering price and redemption price per share ($88,924,344 ÷ 6,957,051 shares)		$12.78
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$2,733,213
Expenses
Independent trustees' fees and expenses	$219
Total expenses		219
Net Investment income (loss)		2,732,994
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,198,687
Capital gain distributions from underlying funds:
Affiliated issuers	2,700,440
Total net realized gain (loss)		3,899,127
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,391,992
Total change in net unrealized appreciation (depreciation)		3,391,992
Net gain (loss)		7,291,119
Net increase (decrease) in net assets resulting from operations		$10,024,113
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,732,994	$2,638,149
Net realized gain (loss)	3,899,127	3,078,089
Change in net unrealized appreciation (depreciation)	3,391,992	(53,012)
Net increase (decrease) in net assets resulting from operations	10,024,113	5,663,226
Distributions to shareholders	(5,496,430)	(3,214,348)

Share transactions
Proceeds from sales of shares	1,813,615	3,233,859
Reinvestment of distributions	5,496,430	3,214,348
Cost of shares redeemed	(11,888,835)	(10,936,786)

Net increase (decrease) in net assets resulting from share transactions	(4,578,790)	(4,488,579)
Total increase (decrease) in net assets	(51,107)	(2,039,701)

Net Assets
Beginning of period	88,975,451	91,015,152
End of period	$88,924,344	$88,975,451

Other Information
Shares
Sold	141,115	267,490
Issued in reinvestment of distributions	444,362	265,509
Redeemed	(950,736)	(899,007)
Net increase (decrease)	(365,259)	(366,008)

Financial Highlights
VIP Investor Freedom 2015 Portfolio℠

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.15	$11.84	$11.07	$14.02	$13.73
Income from Investment Operations
Net investment income (loss) A,B	.38	.36	.31	.28	.25
Net realized and unrealized gain (loss)	1.03	.40	.88	(2.23)	.78
Total from investment operations	1.41	.76	1.19	(1.95)	1.03
Distributions from net investment income	(.38)	(.40)	(.42)	(.25)	(.15)
Distributions from net realized gain	(.39)	(.05)	-	(.75)	(.59)
Total distributions	(.78) C	(.45)	(.42)	(1.00)	(.74)
Net asset value, end of period	$12.78	$12.15	$11.84	$11.07	$14.02
Total Return D,E	11.87%	6.43%	10.85%	(14.58)%	7.64%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions, if any H	-%	-%	-%	-%	-%
Net investment income (loss)	3.06%	2.90%	2.74%	2.34%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$88,924	$88,975	$91,015	$99,068	$123,323
Portfolio turnover rate I	29%	25%	19%	69%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2020 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 54.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,558,526	23,333,758
Fidelity International Bond Index Fund (a)	787,788	7,224,020
Fidelity Long-Term Treasury Bond Index Fund (a)	681,830	6,334,203
VIP High Income Portfolio - Investor Class (a)	450,243	2,179,176
VIP Investment Grade Bond II Portfolio - Investor Class (a)	6,156,202	58,299,231
TOTAL BOND FUNDS (Cost $101,926,426)		97,370,388

Domestic Equity Funds - 23.9%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	16,207	1,649,728
VIP Contrafund Portfolio - Investor Class (a)	122,301	7,234,077
VIP Equity Income Portfolio - Investor Class (a)	201,338	5,867,001
VIP Growth & Income Portfolio - Investor Class (a)	243,351	8,052,485
VIP Growth Portfolio - Investor Class (a)	124,389	12,001,084
VIP Mid Cap Portfolio - Investor Class (a)	49,683	1,840,760
VIP Value Portfolio - Investor Class (a)	213,145	4,096,651
VIP Value Strategies Portfolio - Investor Class (a)	129,002	2,030,489
TOTAL DOMESTIC EQUITY FUNDS (Cost $22,977,419)		42,772,275

International Equity Funds - 20.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	725,680	11,407,682
VIP Overseas Portfolio - Investor Class (a)	928,179	25,422,832
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,186,106)		36,830,514

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $2,345,858)	3.60	2,345,858	2,345,858

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $149,435,809)	179,319,035
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3)
NET ASSETS - 100.0%	179,319,032

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	1,642,540	9,045	6,484	82	16,151	1,649,728	16,207
Fidelity Inflation-Protected Bond Index Fund	22,143,870	5,157,704	4,525,280	900,187	(381,447)	967,265	23,333,758	2,558,526
Fidelity International Bond Index Fund	6,805,122	1,676,362	1,158,548	274,232	(25,647)	(73,269)	7,224,020	787,788
Fidelity Long-Term Treasury Bond Index Fund	6,523,087	1,941,970	2,274,355	269,374	(428,554)	572,055	6,334,203	681,830
VIP Contrafund Portfolio - Investor Class	7,320,687	2,388,854	2,704,055	1,154,862	208,885	19,706	7,234,077	122,301
VIP Emerging Markets Portfolio - Investor Class	14,281,938	3,115,762	10,009,350	313,621	2,180,779	1,838,553	11,407,682	725,680
VIP Equity Income Portfolio - Investor Class	5,973,379	1,344,995	2,041,661	427,639	90,339	499,949	5,867,001	201,338
VIP Government Money Market Portfolio - Investor Class	1,274,653	8,740,729	7,669,524	89,964	-	-	2,345,858	2,345,858
VIP Growth & Income Portfolio - Investor Class	8,195,593	2,011,347	2,844,004	858,745	387,894	301,655	8,052,485	243,351
VIP Growth Portfolio - Investor Class	12,132,490	3,695,619	3,912,423	1,540,001	(23,244)	108,642	12,001,084	124,389
VIP High Income Portfolio - Investor Class	2,081,550	282,285	258,991	138,233	(10,864)	85,196	2,179,176	450,243
VIP Investment Grade Bond II Portfolio - Investor Class	51,830,730	14,973,503	9,923,835	2,306,735	(243,682)	1,662,515	58,299,231	6,156,202
VIP Mid Cap Portfolio - Investor Class	1,880,616	568,321	604,601	212,552	(12,618)	9,042	1,840,760	49,683
VIP Overseas Portfolio - Investor Class	24,706,883	6,658,812	8,389,000	2,599,870	1,229,338	1,216,799	25,422,832	928,179
VIP Value Portfolio - Investor Class	4,197,458	1,032,250	1,194,071	378,279	(12,806)	73,820	4,096,651	213,145
VIP Value Strategies Portfolio - Investor Class	2,086,345	471,293	583,841	103,324	(14,777)	71,469	2,030,489	129,002
	171,434,401	55,702,346	58,102,584	11,574,102	2,943,678	7,369,548	179,319,035

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	97,370,388	97,370,388	-	-

Domestic Equity Funds	42,772,275	42,772,275	-	-

International Equity Funds	36,830,514	36,830,514	-	-

Money Market Funds	2,345,858	2,345,858	-	-
Total Investments in Securities:	179,319,035	179,319,035	-	-
VIP Investor Freedom 2020 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $149,435,809)	$179,319,035

Total Investment in Securities (cost $149,435,809)		$179,319,035
Receivable for investments sold		1,702,147
Receivable for fund shares sold		55,073
Total assets		181,076,255
Liabilities
Payable for investments purchased	$1,757,139
Payable for fund shares redeemed	84
Total liabilities		1,757,223
Net Assets		$179,319,032
Net Assets consist of:
Paid in capital		$140,610,385
Total accumulated earnings (loss)		38,708,647
Net Assets		$179,319,032
Net Asset Value, offering price and redemption price per share ($179,319,032 ÷ 13,385,990 shares)		$13.40
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$4,926,594
Expenses
Independent trustees' fees and expenses	$430
Total expenses		430
Net Investment income (loss)		4,926,164
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	2,943,678
Capital gain distributions from underlying funds:
Affiliated issuers	6,647,508
Total net realized gain (loss)		9,591,186
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	7,369,548
Total change in net unrealized appreciation (depreciation)		7,369,548
Net gain (loss)		16,960,734
Net increase (decrease) in net assets resulting from operations		$21,886,898
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,926,164	$4,594,168
Net realized gain (loss)	9,591,186	9,367,976
Change in net unrealized appreciation (depreciation)	7,369,548	(405,302)
Net increase (decrease) in net assets resulting from operations	21,886,898	13,556,842
Distributions to shareholders	(13,864,867)	(7,061,848)

Share transactions
Proceeds from sales of shares	5,350,099	4,994,584
Reinvestment of distributions	13,864,867	7,061,848
Cost of shares redeemed	(19,352,364)	(35,913,648)

Net increase (decrease) in net assets resulting from share transactions	(137,398)	(23,857,216)
Total increase (decrease) in net assets	7,884,633	(17,362,222)

Net Assets
Beginning of period	171,434,399	188,796,621
End of period	$179,319,032	$171,434,399

Other Information
Shares
Sold	410,790	394,188
Issued in reinvestment of distributions	1,082,722	557,243
Redeemed	(1,482,210)	(2,796,889)
Net increase (decrease)	11,302	(1,845,458)

Financial Highlights
VIP Investor Freedom 2020 Portfolio℠

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.82	$12.40	$11.39	$14.83	$14.36
Income from Investment Operations
Net investment income (loss) A,B	.37	.33	.30	.27	.26
Net realized and unrealized gain (loss)	1.27	.61	1.10	(2.49)	1.07
Total from investment operations	1.64	.94	1.40	(2.22)	1.33
Distributions from net investment income	(.37)	(.38)	(.39)	(.26)	(.16)
Distributions from net realized gain	(.69)	(.14)	-	(.97)	(.71)
Total distributions	(1.06)	(.52)	(.39)	(1.22) C	(.86) C
Net asset value, end of period	$13.40	$12.82	$12.40	$11.39	$14.83
Total Return D,E	13.29%	7.65%	12.39%	(15.83)%	9.54%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions, if any H	-%	-%	-%	-%	-%
Net investment income (loss)	2.80%	2.52%	2.49%	2.23%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$179,319	$171,434	$188,797	$189,971	$252,026
Portfolio turnover rate I	32%	25%	22%	61%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2025 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 45.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,787,865	25,425,333
Fidelity International Bond Index Fund (a)	311,818	2,859,372
Fidelity Long-Term Treasury Bond Index Fund (a)	1,564,015	14,529,700
VIP High Income Portfolio - Investor Class (a)	530,664	2,568,413
VIP Investment Grade Bond II Portfolio - Investor Class (a)	5,424,521	51,370,215
TOTAL BOND FUNDS (Cost $101,656,655)		96,753,033

Domestic Equity Funds - 28.6%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	10,256	1,043,976
VIP Contrafund Portfolio - Investor Class (a)	176,770	10,455,948
VIP Equity Income Portfolio - Investor Class (a)	291,009	8,479,995
VIP Growth & Income Portfolio - Investor Class (a)	351,733	11,638,853
VIP Growth Portfolio - Investor Class (a)	179,795	17,346,665
VIP Mid Cap Portfolio - Investor Class (a)	71,810	2,660,555
VIP Value Portfolio - Investor Class (a)	308,073	5,921,172
VIP Value Strategies Portfolio - Investor Class (a)	186,454	2,934,781
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,969,561)		60,481,945

International Equity Funds - 24.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	987,301	15,520,375
VIP Overseas Portfolio - Investor Class (a)	1,291,593	35,376,736
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $31,309,773)		50,897,111

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $3,167,524)	3.60	3,167,524	3,167,524

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $167,103,513)	211,299,613
NET OTHER ASSETS (LIABILITIES) - 0.0%	5
NET ASSETS - 100.0%	211,299,618

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	1,039,222	2,597	-	17	7,334	1,043,976	10,256
Fidelity Inflation-Protected Bond Index Fund	24,443,439	6,031,290	5,650,289	977,769	(499,827)	1,131,957	25,425,333	2,787,865
Fidelity International Bond Index Fund	8,054,779	1,082,446	6,249,748	120,353	(253,430)	225,325	2,859,372	311,818
Fidelity Long-Term Treasury Bond Index Fund	14,197,565	3,398,087	3,314,395	571,599	(395,338)	643,781	14,529,700	1,564,015
VIP Contrafund Portfolio - Investor Class	10,474,182	3,235,978	3,599,328	1,663,351	212,300	132,816	10,455,948	176,770
VIP Emerging Markets Portfolio - Investor Class	18,882,555	3,602,329	12,334,284	420,923	2,344,293	3,025,482	15,520,375	987,301
VIP Equity Income Portfolio - Investor Class	8,546,540	1,758,870	2,683,216	615,922	83,684	774,117	8,479,995	291,009
VIP Government Money Market Portfolio - Investor Class	-	9,030,787	5,863,263	80,909	-	-	3,167,524	3,167,524
VIP Growth & Income Portfolio - Investor Class	11,726,014	2,629,257	3,726,508	1,237,285	431,416	578,674	11,638,853	351,733
VIP Growth Portfolio - Investor Class	17,358,720	5,066,177	5,241,366	2,219,052	(8,937)	172,071	17,346,665	179,795
VIP High Income Portfolio - Investor Class	2,470,053	357,067	347,088	163,146	(14,450)	102,831	2,568,413	530,664
VIP Investment Grade Bond II Portfolio - Investor Class	41,280,549	17,162,586	8,287,480	2,041,106	(140,851)	1,355,411	51,370,215	5,424,521
VIP Mid Cap Portfolio - Investor Class	2,690,729	775,891	805,349	305,915	(19,752)	19,036	2,660,555	71,810
VIP Overseas Portfolio - Investor Class	34,323,064	8,705,421	10,976,676	3,639,727	1,442,423	1,882,504	35,376,736	1,291,593
VIP Value Portfolio - Investor Class	6,005,609	1,454,040	1,635,970	545,247	(18,575)	116,068	5,921,172	308,073
VIP Value Strategies Portfolio - Investor Class	2,985,092	642,748	780,387	148,865	(19,460)	106,788	2,934,781	186,454
	203,438,890	65,972,196	71,497,944	14,751,169	3,143,513	10,274,195	211,299,613

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	96,753,033	96,753,033	-	-

Domestic Equity Funds	60,481,945	60,481,945	-	-

International Equity Funds	50,897,111	50,897,111	-	-

Money Market Funds	3,167,524	3,167,524	-	-
Total Investments in Securities:	211,299,613	211,299,613	-	-
VIP Investor Freedom 2025 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $167,103,513)	$211,299,613

Total Investment in Securities (cost $167,103,513)		$211,299,613
Cash		2
Receivable for investments sold		1,509,133
Receivable for fund shares sold		4,545
Total assets		212,813,293
Liabilities
Payable for investments purchased	$1,513,586
Payable for fund shares redeemed	89
Total liabilities		1,513,675
Net Assets		$211,299,618
Net Assets consist of:
Paid in capital		$155,578,224
Total accumulated earnings (loss)		55,721,394
Net Assets		$211,299,618
Net Asset Value, offering price and redemption price per share ($211,299,618 ÷ 13,783,216 shares)		$15.33
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$5,273,179
Expenses
Independent trustees' fees and expenses	$508
Total expenses		508
Net Investment income (loss)		5,272,671
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	3,143,513
Capital gain distributions from underlying funds:
Affiliated issuers	9,477,990
Total net realized gain (loss)		12,621,503
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	10,274,195
Total change in net unrealized appreciation (depreciation)		10,274,195
Net gain (loss)		22,895,698
Net increase (decrease) in net assets resulting from operations		$28,168,369
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,272,671	$4,828,966
Net realized gain (loss)	12,621,503	13,846,146
Change in net unrealized appreciation (depreciation)	10,274,195	(562,221)
Net increase (decrease) in net assets resulting from operations	28,168,369	18,112,891
Distributions to shareholders	(18,686,315)	(6,840,076)

Share transactions
Proceeds from sales of shares	5,331,831	3,063,692
Reinvestment of distributions	18,686,316	6,840,076
Cost of shares redeemed	(25,639,475)	(43,150,238)

Net increase (decrease) in net assets resulting from share transactions	(1,621,328)	(33,246,470)
Total increase (decrease) in net assets	7,860,726	(21,973,655)

Net Assets
Beginning of period	203,438,892	225,412,547
End of period	$211,299,618	$203,438,892

Other Information
Shares
Sold	365,955	209,349
Issued in reinvestment of distributions	1,285,514	471,308
Redeemed	(1,730,323)	(2,934,100)
Net increase (decrease)	(78,854)	(2,253,443)

Financial Highlights
VIP Investor Freedom 2025 Portfolio℠

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.68	$13.99	$12.67	$16.55	$15.74
Income from Investment Operations
Net investment income (loss) A,B	.38	.33	.30	.27	.28
Net realized and unrealized gain (loss)	1.64	.85	1.40	(2.85)	1.38
Total from investment operations	2.02	1.18	1.70	(2.58)	1.66
Distributions from net investment income	(.39)	(.38)	(.38)	(.28)	(.18)
Distributions from net realized gain	(.98)	(.11)	-	(1.02)	(.67)
Total distributions	(1.37)	(.49)	(.38)	(1.30)	(.85)
Net asset value, end of period	$15.33	$14.68	$13.99	$12.67	$16.55
Total Return C,D	14.44%	8.46%	13.55%	(16.45)%	10.78%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	2.54%	2.21%	2.25%	2.02%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$211,300	$203,439	$225,413	$232,947	$317,596
Portfolio turnover rate H	32%	26%	19%	60%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2030 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 39.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,574,060	32,595,430
Fidelity International Bond Index Fund (a)	454,925	4,171,665
Fidelity Long-Term Treasury Bond Index Fund (a)	3,185,262	29,591,079
VIP High Income Portfolio - Investor Class (a)	985,961	4,772,050
VIP Investment Grade Bond II Portfolio - Investor Class (a)	8,833,918	83,657,201
TOTAL BOND FUNDS (Cost $162,286,886)		154,787,425

Domestic Equity Funds - 32.5%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	19,040	1,938,037
VIP Contrafund Portfolio - Investor Class (a)	373,575	22,096,942
VIP Equity Income Portfolio - Investor Class (a)	615,000	17,921,087
VIP Growth & Income Portfolio - Investor Class (a)	743,331	24,596,824
VIP Growth Portfolio - Investor Class (a)	379,976	36,660,113
VIP Mid Cap Portfolio - Investor Class (a)	151,757	5,622,581
VIP Value Portfolio - Investor Class (a)	651,060	12,513,380
VIP Value Strategies Portfolio - Investor Class (a)	394,035	6,202,116
TOTAL DOMESTIC EQUITY FUNDS (Cost $78,309,683)		127,551,080

International Equity Funds - 26.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	2,032,099	31,944,590
VIP Overseas Portfolio - Investor Class (a)	2,659,382	72,840,486
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $71,239,164)		104,785,076

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $5,372,249)	3.60	5,372,249	5,372,249

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $317,207,982)	392,495,830
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	392,495,830

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	1,948,082	24,685	-	(55)	14,695	1,938,037	19,040
Fidelity Inflation-Protected Bond Index Fund	29,790,422	8,886,681	6,774,804	1,235,570	(698,332)	1,428,907	32,595,430	3,574,060
Fidelity International Bond Index Fund	12,330,691	2,676,311	10,793,090	159,068	(387,176)	344,929	4,171,665	454,925
Fidelity Long-Term Treasury Bond Index Fund	26,460,389	7,424,213	4,745,560	1,109,677	(479,864)	931,901	29,591,079	3,185,262
VIP Contrafund Portfolio - Investor Class	20,871,003	6,583,358	6,058,122	3,481,058	(16,783)	717,486	22,096,942	373,575
VIP Emerging Markets Portfolio - Investor Class	35,984,823	7,011,584	21,687,889	861,501	2,473,507	8,162,565	31,944,590	2,032,099
VIP Equity Income Portfolio - Investor Class	17,030,054	3,617,031	4,474,363	1,295,963	20,503	1,727,862	17,921,087	615,000
VIP Government Money Market Portfolio - Investor Class	-	15,600,185	10,227,936	139,548	-	-	5,372,249	5,372,249
VIP Growth & Income Portfolio - Investor Class	23,365,536	5,406,863	6,226,331	2,605,593	147,659	1,903,097	24,596,824	743,331
VIP Growth Portfolio - Investor Class	34,589,217	10,569,827	8,818,546	4,673,754	(61,577)	381,192	36,660,113	379,976
VIP High Income Portfolio - Investor Class	4,341,900	835,819	556,232	303,303	(15,590)	166,153	4,772,050	985,961
VIP Investment Grade Bond II Portfolio - Investor Class	62,631,158	31,675,977	12,469,207	3,325,710	(166,003)	1,985,276	83,657,201	8,833,918
VIP Mid Cap Portfolio - Investor Class	5,361,613	1,602,863	1,357,333	632,380	(31,058)	46,496	5,622,581	151,757
VIP Overseas Portfolio - Investor Class	66,913,884	17,443,257	17,724,157	7,474,943	1,440,375	4,767,127	72,840,486	2,659,382
VIP Value Portfolio - Investor Class	11,966,941	3,042,280	2,727,109	1,126,695	(13,118)	244,386	12,513,380	651,060
VIP Value Strategies Portfolio - Investor Class	5,948,182	1,378,087	1,328,674	308,479	(30,938)	235,459	6,202,116	394,035
	357,585,813	125,702,418	115,994,038	28,733,242	2,181,550	23,057,531	392,495,830

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	154,787,425	154,787,425	-	-

Domestic Equity Funds	127,551,080	127,551,080	-	-

International Equity Funds	104,785,076	104,785,076	-	-

Money Market Funds	5,372,249	5,372,249	-	-
Total Investments in Securities:	392,495,830	392,495,830	-	-
VIP Investor Freedom 2030 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $317,207,982)	$392,495,830

Total Investment in Securities (cost $317,207,982)		$392,495,830
Receivable for investments sold		3,229,705
Total assets		395,725,535
Liabilities
Payable for investments purchased	$3,227,509
Payable for fund shares redeemed	2,196
Total liabilities		3,229,705
Net Assets		$392,495,830
Net Assets consist of:
Paid in capital		$297,370,858
Total accumulated earnings (loss)		95,124,972
Net Assets		$392,495,830
Net Asset Value, offering price and redemption price per share ($392,495,830 ÷ 23,840,113 shares)		$16.46
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$9,010,797
Expenses
Independent trustees' fees and expenses	$913
Total expenses before reductions	913
Expense reductions	(7)
Total expenses after reductions		906
Net Investment income (loss)		9,009,891
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	2,181,550
Capital gain distributions from underlying funds:
Affiliated issuers	19,722,445
Total net realized gain (loss)		21,903,995
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	23,057,531
Total change in net unrealized appreciation (depreciation)		23,057,531
Net gain (loss)		44,961,526
Net increase (decrease) in net assets resulting from operations		$53,971,417
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,009,891	$7,696,382
Net realized gain (loss)	21,903,995	19,764,626
Change in net unrealized appreciation (depreciation)	23,057,531	5,500,408
Net increase (decrease) in net assets resulting from operations	53,971,417	32,961,416
Distributions to shareholders	(25,036,743)	(8,820,132)

Share transactions
Proceeds from sales of shares	12,931,735	13,033,735
Reinvestment of distributions	25,036,743	8,820,132
Cost of shares redeemed	(31,993,136)	(41,497,006)

Net increase (decrease) in net assets resulting from share transactions	5,975,342	(19,643,139)
Total increase (decrease) in net assets	34,910,016	4,498,145

Net Assets
Beginning of period	357,585,814	353,087,669
End of period	$392,495,830	$357,585,814

Other Information
Shares
Sold	839,775	862,678
Issued in reinvestment of distributions	1,605,269	580,911
Redeemed	(2,024,428)	(2,691,085)
Net increase (decrease)	420,616	(1,247,496)

Financial Highlights
VIP Investor Freedom 2030 Portfolio℠

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.27	$14.31	$12.79	$16.73	$15.70
Income from Investment Operations
Net investment income (loss) A,B	.38	.32	.29	.26	.28
Net realized and unrealized gain (loss)	1.89	1.02	1.57	(2.95)	1.60
Total from investment operations	2.27	1.34	1.86	(2.69)	1.88
Distributions from net investment income	(.39)	(.35)	(.34)	(.27)	(.17)
Distributions from net realized gain	(.69)	(.03)	-	(.99)	(.68)
Total distributions	(1.08)	(.38)	(.34)	(1.25) C	(.85)
Net asset value, end of period	$16.46	$15.27	$14.31	$12.79	$16.73
Total Return D,E	15.37%	9.40%	14.63%	(16.91)%	12.25%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions, if any H	-%	-%	-%	-%	-%
Net investment income (loss)	2.39%	2.10%	2.11%	1.88%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$392,496	$357,586	$353,088	$340,875	$415,184
Portfolio turnover rate I	31%	29%	21%	57%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2035 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 31.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	174,692	1,593,190
Fidelity International Bond Index Fund (a)	23,352	214,136
Fidelity Long-Term Treasury Bond Index Fund (a)	318,196	2,956,042
VIP High Income Portfolio - Investor Class (a)	94,109	455,489
VIP Investment Grade Bond II Portfolio - Investor Class (a)	685,973	6,496,165
TOTAL BOND FUNDS (Cost $11,798,035)		11,715,022

Domestic Equity Funds - 37.4%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	1,817	184,986
VIP Contrafund Portfolio - Investor Class (a)	41,088	2,430,355
VIP Equity Income Portfolio - Investor Class (a)	67,642	1,971,074
VIP Growth & Income Portfolio - Investor Class (a)	81,756	2,705,311
VIP Growth Portfolio - Investor Class (a)	41,793	4,032,176
VIP Mid Cap Portfolio - Investor Class (a)	16,691	618,400
VIP Value Portfolio - Investor Class (a)	71,608	1,376,304
VIP Value Strategies Portfolio - Investor Class (a)	43,338	682,144
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,446,725)		14,000,750

International Equity Funds - 30.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	217,611	3,420,848
VIP Overseas Portfolio - Investor Class (a)	284,916	7,803,848
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,125,227)		11,224,696

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $512,822)	3.60	512,822	512,822

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $35,882,809)	37,453,290
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100.0%	37,453,288

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	195,012	11,765	-	234	1,505	184,986	1,817
Fidelity Inflation-Protected Bond Index Fund	876,220	1,137,111	429,143	56,169	(5,566)	15,465	1,593,190	174,692
Fidelity International Bond Index Fund	626,862	291,456	701,480	7,029	4,578	(7,280)	214,136	23,352
Fidelity Long-Term Treasury Bond Index Fund	1,669,104	1,865,918	606,188	91,085	(11,141)	38,349	2,956,042	318,196
VIP Contrafund Portfolio - Investor Class	1,462,699	1,611,158	676,847	367,278	(17,567)	50,912	2,430,355	41,088
VIP Emerging Markets Portfolio - Investor Class	2,393,575	2,149,437	2,043,667	94,229	18,735	902,768	3,420,848	217,611
VIP Equity Income Portfolio - Investor Class	1,193,549	1,134,027	502,888	141,311	(2,067)	148,453	1,971,074	67,642
VIP Government Money Market Portfolio - Investor Class	-	1,430,833	918,011	11,178	-	-	512,822	512,822
VIP Growth & Income Portfolio - Investor Class	1,637,561	1,617,424	706,274	285,271	(7,287)	163,887	2,705,311	81,756
VIP Growth Portfolio - Investor Class	2,424,110	2,630,246	1,001,349	511,966	(28,433)	7,602	4,032,176	41,793
VIP High Income Portfolio - Investor Class	259,154	265,476	75,944	29,478	(1,052)	7,855	455,489	94,109
VIP Investment Grade Bond II Portfolio - Investor Class	2,591,026	4,885,016	1,012,404	264,099	(10,202)	42,729	6,496,165	685,973
VIP Mid Cap Portfolio - Investor Class	375,767	393,419	159,213	61,720	(3,617)	12,044	618,400	16,691
VIP Overseas Portfolio - Investor Class	4,576,582	4,922,019	1,985,793	796,529	(41,968)	333,008	7,803,848	284,916
VIP Value Portfolio - Investor Class	838,707	839,390	336,344	109,124	(3,434)	37,985	1,376,304	71,608
VIP Value Strategies Portfolio - Investor Class	416,882	400,758	167,189	30,497	(4,104)	35,797	682,144	43,338
	21,341,798	25,768,700	11,334,499	2,856,963	(112,891)	1,791,079	37,453,290

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	11,715,022	11,715,022	-	-

Domestic Equity Funds	14,000,750	14,000,750	-	-

International Equity Funds	11,224,696	11,224,696	-	-

Money Market Funds	512,822	512,822	-	-
Total Investments in Securities:	37,453,290	37,453,290	-	-
VIP Investor Freedom 2035 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $35,882,809)	$37,453,290

Total Investment in Securities (cost $35,882,809)		$37,453,290
Receivable for investments sold		315,325
Total assets		37,768,615
Liabilities
Payable for investments purchased	$306,732
Payable for fund shares redeemed	8,595
Total liabilities		315,327
Net Assets		$37,453,288
Net Assets consist of:
Paid in capital		$34,305,900
Total accumulated earnings (loss)		3,147,388
Net Assets		$37,453,288
Net Asset Value, offering price and redemption price per share ($37,453,288 ÷ 3,021,976 shares)		$12.39
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$760,584
Expenses
Independent trustees' fees and expenses	$67
Total expenses before reductions	67
Expense reductions	(4)
Total expenses after reductions		63
Net Investment income (loss)		760,521
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(112,891)
Capital gain distributions from underlying funds:
Affiliated issuers	2,096,379
Total net realized gain (loss)		1,983,488
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,791,079
Total change in net unrealized appreciation (depreciation)		1,791,079
Net gain (loss)		3,774,567
Net increase (decrease) in net assets resulting from operations		$4,535,088
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$760,521	$364,892
Net realized gain (loss)	1,983,488	1,121,501
Change in net unrealized appreciation (depreciation)	1,791,079	(494,374)
Net increase (decrease) in net assets resulting from operations	4,535,088	992,019
Distributions to shareholders	(2,168,395)	(537,694)

Share transactions
Proceeds from sales of shares	16,739,853	16,451,210
Reinvestment of distributions	2,072,995	502,493
Cost of shares redeemed	(5,068,049)	(2,500,761)

Net increase (decrease) in net assets resulting from share transactions	13,744,799	14,452,942
Total increase (decrease) in net assets	16,111,492	14,907,267

Net Assets
Beginning of period	21,341,796	6,434,529
End of period	$37,453,288	$21,341,796

Other Information
Shares
Sold	1,417,947	1,420,788
Issued in reinvestment of distributions	174,122	43,979
Redeemed	(425,619)	(211,166)
Net increase (decrease)	1,166,450	1,253,601

Financial Highlights
VIP Investor Freedom 2035 Portfolio℠

Years ended December 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$10.69	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31	.29	.24
Net realized and unrealized gain (loss)	1.53	.87	.63
Total from investment operations	1.84	1.16	.87
Distributions from net investment income	(.26)	(.20)	(.17)
Distributions from net realized gain	(.69)	(.15)	- D
Total distributions	(.95)	(.35)	(.18) E
Net asset value, end of period	$12.39	$11.50	$10.69
Total Return F,G,H	16.61%	10.94%	8.66%
Ratios to Average Net Assets C,I,J
Expenses before reductions K	-%	-%	-% L
Expenses net of fee waivers, if any K	- %	-%	-% L
Expenses net of all reductions, if any K	-%	-%	-% L
Net investment income (loss)	2.59%	2.52%	3.25% L
Supplemental Data
Net assets, end of period (000 omitted)	$37,453	$21,342	$6,435
Portfolio turnover rate M	39%	37%	37% L

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAmount represents less than .005%.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2040 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 16.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	43,730	398,819
Fidelity International Bond Index Fund (a)	8,259	75,733
Fidelity Long-Term Treasury Bond Index Fund (a)	227,278	2,111,415
VIP High Income Portfolio - Investor Class (a)	63,218	305,974
VIP Investment Grade Bond II Portfolio - Investor Class (a)	127,457	1,207,022
TOTAL BOND FUNDS (Cost $4,143,448)		4,098,963

Domestic Equity Funds - 46.3%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	1,221	124,279
VIP Contrafund Portfolio - Investor Class (a)	34,280	2,027,651
VIP Equity Income Portfolio - Investor Class (a)	56,430	1,644,361
VIP Growth & Income Portfolio - Investor Class (a)	68,205	2,256,916
VIP Growth Portfolio - Investor Class (a)	34,865	3,363,796
VIP Mid Cap Portfolio - Investor Class (a)	13,928	516,038
VIP Value Portfolio - Investor Class (a)	59,738	1,148,163
VIP Value Strategies Portfolio - Investor Class (a)	36,163	569,209
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,916,337)		11,650,413

International Equity Funds - 36.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	175,384	2,757,040
VIP Overseas Portfolio - Investor Class (a)	229,929	6,297,759
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,052,553)		9,054,799

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $344,346)	3.60	344,346	344,346

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,456,684)	25,148,521
NET OTHER ASSETS (LIABILITIES) - 0.0%	3
NET ASSETS - 100.0%	25,148,524

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	123,945	565	-	(12)	911	124,279	1,221
Fidelity Inflation-Protected Bond Index Fund	193,554	266,338	64,035	14,015	(6)	3,201	398,819	43,730
Fidelity International Bond Index Fund	307,584	123,341	354,964	2,426	2,138	(2,366)	75,733	8,259
Fidelity Long-Term Treasury Bond Index Fund	1,073,284	1,363,900	345,708	64,711	(10,013)	29,952	2,111,415	227,278
VIP Contrafund Portfolio - Investor Class	1,132,672	1,296,214	451,911	286,516	(62)	50,738	2,027,651	34,280
VIP Emerging Markets Portfolio - Investor Class	1,750,108	1,588,736	1,330,760	70,223	16,380	732,576	2,757,040	175,384
VIP Equity Income Portfolio - Investor Class	924,249	934,846	339,506	110,200	(1,892)	126,664	1,644,361	56,430
VIP Government Money Market Portfolio - Investor Class	-	946,115	601,769	7,804	-	-	344,346	344,346
VIP Growth & Income Portfolio - Investor Class	1,268,079	1,297,546	452,302	222,409	(939)	144,532	2,256,916	68,205
VIP Growth Portfolio - Investor Class	1,877,156	2,152,948	691,698	399,172	(8,678)	34,068	3,363,796	34,865
VIP High Income Portfolio - Investor Class	164,134	179,865	44,059	18,550	117	5,917	305,974	63,218
VIP Investment Grade Bond II Portfolio - Investor Class	110,823	1,424,447	318,374	44,424	(1,200)	(8,674)	1,207,022	127,457
VIP Mid Cap Portfolio - Investor Class	290,983	326,872	111,474	48,129	(3,201)	12,858	516,038	13,928
VIP Overseas Portfolio - Investor Class	3,451,469	3,762,628	1,152,743	603,604	(10,714)	247,119	6,297,759	229,929
VIP Value Portfolio - Investor Class	649,468	711,752	245,830	85,073	(7,376)	40,149	1,148,163	59,738
VIP Value Strategies Portfolio - Investor Class	322,819	346,999	128,982	23,770	(5,793)	34,166	569,209	36,163
	13,516,382	16,846,492	6,634,680	2,001,026	(31,251)	1,451,811	25,148,521

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	4,098,963	4,098,963	-	-

Domestic Equity Funds	11,650,413	11,650,413	-	-

International Equity Funds	9,054,799	9,054,799	-	-

Money Market Funds	344,346	344,346	-	-
Total Investments in Securities:	25,148,521	25,148,521	-	-
VIP Investor Freedom 2040 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $23,456,684)	$25,148,521

Total Investment in Securities (cost $23,456,684)		$25,148,521
Receivable for investments sold		198,767
Total assets		25,347,288
Liabilities
Payable for investments purchased	$183,347
Payable for fund shares redeemed	15,417
Total liabilities		198,764
Net Assets		$25,148,524
Net Assets consist of:
Paid in capital		$22,106,657
Total accumulated earnings (loss)		3,041,867
Net Assets		$25,148,524
Net Asset Value, offering price and redemption price per share ($25,148,524 ÷ 1,941,695 shares)		$12.95
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$382,063
Expenses
Independent trustees' fees and expenses	$45
Total expenses		45
Net Investment income (loss)		382,018
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(31,251)
Capital gain distributions from underlying funds:
Affiliated issuers	1,618,963
Total net realized gain (loss)		1,587,712
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,451,811
Total change in net unrealized appreciation (depreciation)		1,451,811
Net gain (loss)		3,039,523
Net increase (decrease) in net assets resulting from operations		$3,421,541
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$382,018	$172,774
Net realized gain (loss)	1,587,712	906,376
Change in net unrealized appreciation (depreciation)	1,451,811	(81,767)
Net increase (decrease) in net assets resulting from operations	3,421,541	997,383
Distributions to shareholders	(1,427,739)	(370,121)

Share transactions
Proceeds from sales of shares	11,004,269	5,887,982
Reinvestment of distributions	1,324,039	331,121
Cost of shares redeemed	(2,689,970)	(542,645)

Net increase (decrease) in net assets resulting from share transactions	9,638,338	5,676,458
Total increase (decrease) in net assets	11,632,140	6,303,720

Net Assets
Beginning of period	13,516,384	7,212,664
End of period	$25,148,524	$13,516,384

Other Information
Shares
Sold	903,930	493,672
Issued in reinvestment of distributions	108,046	28,455
Redeemed	(209,651)	(47,182)
Net increase (decrease)	802,325	474,945

Financial Highlights
VIP Investor Freedom 2040 Portfolio℠

Years ended December 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.86	$10.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.20	.21
Net realized and unrealized gain (loss)	1.89	1.19	.79
Total from investment operations	2.13	1.39	1.00
Distributions from net investment income	(.20)	(.15)	(.14)
Distributions from net realized gain	(.84)	(.24)	- D
Total distributions	(1.04)	(.39)	(.14)
Net asset value, end of period	$12.95	$11.86	$10.86
Total Return E,F,G	18.69%	12.93%	10.01%
Ratios to Average Net Assets C,H,I
Expenses before reductions J	-%	-%	-% K
Expenses net of fee waivers, if any J	- %	-%	-% K
Expenses net of all reductions, if any J	-%	-%	-% K
Net investment income (loss)	1.91%	1.65%	2.94% K
Supplemental Data
Net assets, end of period (000 omitted)	$25,149	$13,516	$7,213
Portfolio turnover rate L	33%	27%	14% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2045 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 7.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	92	840
Fidelity International Bond Index Fund (a)	2,111	19,358
Fidelity Long-Term Treasury Bond Index Fund (a)	56,267	522,721
VIP Investment Grade Bond II Portfolio - Investor Class (a)	8,064	76,370
TOTAL BOND FUNDS (Cost $631,933)		619,289

Domestic Equity Funds - 51.6%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	407	41,417
VIP Contrafund Portfolio - Investor Class (a)	12,727	752,798
VIP Equity Income Portfolio - Investor Class (a)	20,950	610,494
VIP Growth & Income Portfolio - Investor Class (a)	25,322	837,920
VIP Growth Portfolio - Investor Class (a)	12,944	1,248,853
VIP Mid Cap Portfolio - Investor Class (a)	5,171	191,589
VIP Value Portfolio - Investor Class (a)	22,179	426,281
VIP Value Strategies Portfolio - Investor Class (a)	13,426	211,331
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,054,488)		4,320,683

International Equity Funds - 39.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	63,475	997,826
VIP Overseas Portfolio - Investor Class (a)	84,680	2,319,391
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,962,344)		3,317,217

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $114,588)	3.60	114,588	114,588

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,763,353)	8,371,777
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	8,371,778

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	41,303	181	-	2	293	41,417	407
Fidelity Inflation-Protected Bond Index Fund	-	1,047	197	30	(1)	(9)	840	92
Fidelity International Bond Index Fund	46,726	26,601	53,972	323	(378)	381	19,358	2,111
Fidelity Long-Term Treasury Bond Index Fund	308,037	381,941	172,785	15,760	(1,330)	6,858	522,721	56,267
VIP Contrafund Portfolio - Investor Class	420,445	528,691	205,403	105,934	337	8,728	752,798	12,727
VIP Emerging Markets Portfolio - Investor Class	609,567	673,641	537,430	25,171	5,933	246,115	997,826	63,475
VIP Equity Income Portfolio - Investor Class	343,077	386,006	160,460	40,702	(653)	42,524	610,494	20,950
VIP Government Money Market Portfolio - Investor Class	-	318,749	204,161	2,409	-	-	114,588	114,588
VIP Growth & Income Portfolio - Investor Class	470,706	539,771	217,689	82,181	673	44,459	837,920	25,322
VIP Growth Portfolio - Investor Class	696,798	899,101	341,152	147,520	3,373	(9,267)	1,248,853	12,944
VIP Investment Grade Bond II Portfolio - Investor Class	-	130,792	51,714	2,865	128	(2,836)	76,370	8,064
VIP Mid Cap Portfolio - Investor Class	108,011	134,534	52,445	17,823	(1,313)	2,802	191,589	5,171
VIP Overseas Portfolio - Investor Class	1,296,019	1,600,051	652,111	221,598	(1,222)	76,654	2,319,391	84,680
VIP Value Portfolio - Investor Class	241,074	291,353	114,725	31,793	(1,547)	10,126	426,281	22,179
VIP Value Strategies Portfolio - Investor Class	119,822	142,764	59,727	8,877	(1,861)	10,333	211,331	13,426
	4,660,282	6,096,345	2,824,152	702,986	2,141	437,161	8,371,777

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	619,289	619,289	-	-

Domestic Equity Funds	4,320,683	4,320,683	-	-

International Equity Funds	3,317,217	3,317,217	-	-

Money Market Funds	114,588	114,588	-	-
Total Investments in Securities:	8,371,777	8,371,777	-	-
VIP Investor Freedom 2045 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $7,763,353)	$8,371,777

Total Investment in Securities (cost $7,763,353)		$8,371,777
Receivable for investments sold		52,816
Receivable for fund shares sold		1,957
Total assets		8,426,550
Liabilities
Payable for investments purchased	$54,772
Total liabilities		54,772
Net Assets		$8,371,778
Net Assets consist of:
Paid in capital		$7,258,567
Total accumulated earnings (loss)		1,113,211
Net Assets		$8,371,778
Net Asset Value, offering price and redemption price per share ($8,371,778 ÷ 635,161 shares)		$13.18
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$105,567
Expenses
Independent trustees' fees and expenses	$15
Total expenses		15
Net Investment income (loss)		105,552
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	2,141
Capital gain distributions from underlying funds:
Affiliated issuers	597,419
Total net realized gain (loss)		599,560
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	437,161
Total change in net unrealized appreciation (depreciation)		437,161
Net gain (loss)		1,036,721
Net increase (decrease) in net assets resulting from operations		$1,142,273
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$105,552	$54,155
Net realized gain (loss)	599,560	339,998
Change in net unrealized appreciation (depreciation)	437,161	34,691
Net increase (decrease) in net assets resulting from operations	1,142,273	428,844
Distributions to shareholders	(506,718)	(124,508)

Share transactions
Proceeds from sales of shares	4,318,242	2,119,582
Reinvestment of distributions	396,418	87,108
Cost of shares redeemed	(1,638,722)	(561,881)

Net increase (decrease) in net assets resulting from share transactions	3,075,938	1,644,809
Total increase (decrease) in net assets	3,711,493	1,949,145

Net Assets
Beginning of period	4,660,285	2,711,140
End of period	$8,371,778	$4,660,285

Other Information
Shares
Sold	343,151	178,590
Issued in reinvestment of distributions	31,978	7,402
Redeemed	(127,777)	(46,753)
Net increase (decrease)	247,352	139,239

Financial Highlights
VIP Investor Freedom 2045 Portfolio℠

Years ended December 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$12.02	$10.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.17	.19
Net realized and unrealized gain (loss)	2.05	1.31	.85
Total from investment operations	2.26	1.48	1.04
Distributions from net investment income	(.17)	(.14)	(.12)
Distributions from net realized gain	(.93)	(.23)	(.01)
Total distributions	(1.10)	(.37)	(.13)
Net asset value, end of period	$13.18	$12.02	$10.91
Total Return D,E,F	19.69%	13.74%	10.39%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	-%	-%	-% J
Expenses net of fee waivers, if any I	- %	-%	-% J
Expenses net of all reductions, if any I	-%	-%	-% J
Net investment income (loss)	1.64%	1.39%	2.53% J
Supplemental Data
Net assets, end of period (000 omitted)	$8,372	$4,660	$2,711
Portfolio turnover rate K	44%	36%	19% J

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2050 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	149	1,359
Fidelity International Bond Index Fund (a)	1,186	10,880
Fidelity Long-Term Treasury Bond Index Fund (a)	91,972	854,416
VIP Investment Grade Bond II Portfolio - Investor Class (a)	1,707	16,167
TOTAL BOND FUNDS (Cost $895,612)		882,822

Domestic Equity Funds - 52.1%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	658	66,953
VIP Contrafund Portfolio - Investor Class (a)	20,786	1,229,493
VIP Equity Income Portfolio - Investor Class (a)	34,217	997,075
VIP Growth & Income Portfolio - Investor Class (a)	41,358	1,368,520
VIP Growth Portfolio - Investor Class (a)	21,141	2,039,668
VIP Mid Cap Portfolio - Investor Class (a)	8,446	312,914
VIP Value Portfolio - Investor Class (a)	36,224	696,224
VIP Value Strategies Portfolio - Investor Class (a)	21,928	345,154
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,756,321)		7,056,001

International Equity Funds - 40.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	103,472	1,626,587
VIP Overseas Portfolio - Investor Class (a)	138,073	3,781,830
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,920,540)		5,408,417

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $185,296)	3.60	185,296	185,296

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,757,769)	13,532,536
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	13,532,536

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	66,675	208	-	1	485	66,953	658
Fidelity Inflation-Protected Bond Index Fund	-	1,550	176	50	(1)	(14)	1,359	149
Fidelity International Bond Index Fund	72,514	19,008	80,946	195	(648)	952	10,880	1,186
Fidelity Long-Term Treasury Bond Index Fund	478,001	539,380	171,667	24,766	(3,220)	11,922	854,416	91,972
VIP Contrafund Portfolio - Investor Class	652,494	778,899	221,344	166,015	(268)	19,712	1,229,493	20,786
VIP Emerging Markets Portfolio - Investor Class	945,993	960,551	681,017	39,636	6,192	394,868	1,626,587	103,472
VIP Equity Income Portfolio - Investor Class	532,423	578,231	181,677	63,959	(1,094)	69,192	997,075	34,217
VIP Government Money Market Portfolio - Investor Class	-	499,186	313,890	3,798	-	-	185,296	185,296
VIP Growth & Income Portfolio - Investor Class	730,492	791,631	227,146	129,130	(940)	74,483	1,368,520	41,358
VIP Growth Portfolio - Investor Class	1,081,368	1,288,805	329,688	231,800	(2,716)	1,899	2,039,668	21,141
VIP Investment Grade Bond II Portfolio - Investor Class	-	168,570	151,226	1,542	(704)	(473)	16,167	1,707
VIP Mid Cap Portfolio - Investor Class	167,624	199,709	59,085	27,741	(809)	5,475	312,914	8,446
VIP Overseas Portfolio - Investor Class	2,011,303	2,285,739	620,870	347,959	(3,676)	109,334	3,781,830	138,073
VIP Value Portfolio - Investor Class	374,132	430,435	125,637	49,343	(2,054)	19,348	696,224	36,224
VIP Value Strategies Portfolio - Investor Class	185,962	211,076	67,596	13,806	(2,008)	17,720	345,154	21,928
	7,232,306	8,819,445	3,232,173	1,099,740	(11,945)	724,903	13,532,536

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	882,822	882,822	-	-

Domestic Equity Funds	7,056,001	7,056,001	-	-

International Equity Funds	5,408,417	5,408,417	-	-

Money Market Funds	185,296	185,296	-	-
Total Investments in Securities:	13,532,536	13,532,536	-	-
VIP Investor Freedom 2050 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $12,757,769)	$13,532,536

Total Investment in Securities (cost $12,757,769)		$13,532,536
Receivable for investments sold		102,759
Total assets		13,635,295
Liabilities
Payable for investments purchased	$97,325
Payable for fund shares redeemed	5,434
Total liabilities		102,759
Net Assets		$13,532,536
Net Assets consist of:
Paid in capital		$11,975,188
Total accumulated earnings (loss)		1,557,348
Net Assets		$13,532,536
Net Asset Value, offering price and redemption price per share ($13,532,536 ÷ 1,022,235 shares)		$13.24
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$162,852
Expenses
Independent trustees' fees and expenses	$23
Total expenses before reductions	23
Expense reductions	(3)
Total expenses after reductions		20
Net Investment income (loss)		162,832
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(11,945)
Capital gain distributions from underlying funds:
Affiliated issuers	936,888
Total net realized gain (loss)		924,943
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	724,903
Total change in net unrealized appreciation (depreciation)		724,903
Net gain (loss)		1,649,846
Net increase (decrease) in net assets resulting from operations		$1,812,678
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$162,832	$78,322
Net realized gain (loss)	924,943	500,669
Change in net unrealized appreciation (depreciation)	724,903	(104,605)
Net increase (decrease) in net assets resulting from operations	1,812,678	474,386
Distributions to shareholders	(752,188)	(166,569)

Share transactions
Proceeds from sales of shares	6,076,917	5,190,105
Reinvestment of distributions	644,988	129,369
Cost of shares redeemed	(1,482,165)	(1,259,779)

Net increase (decrease) in net assets resulting from share transactions	5,239,740	4,059,695
Total increase (decrease) in net assets	6,300,230	4,367,512

Net Assets
Beginning of period	7,232,306	2,864,794
End of period	$13,532,536	$7,232,306

Other Information
Shares
Sold	485,457	433,569
Issued in reinvestment of distributions	51,900	10,873
Redeemed	(115,894)	(105,932)
Net increase (decrease)	421,463	338,510

Financial Highlights
VIP Investor Freedom 2050 Portfolio℠

Years ended December 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$12.04	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.18	.18
Net realized and unrealized gain (loss)	2.07	1.31	.85
Total from investment operations	2.27	1.49	1.03
Distributions from net investment income	(.16)	(.13)	(.11)
Distributions from net realized gain	(.91)	(.24)	(.01)
Total distributions	(1.07)	(.37)	(.11) D
Net asset value, end of period	$13.24	$12.04	$10.92
Total Return E,F,G	19.73%	13.80%	10.31%
Ratios to Average Net Assets C,H,I
Expenses before reductions J	-%	-%	-% K
Expenses net of fee waivers, if any J	- %	-%	-% K
Expenses net of all reductions, if any J	-%	-%	-% K
Net investment income (loss)	1.61%	1.53%	2.40% K
Supplemental Data
Net assets, end of period (000 omitted)	$13,533	$7,232	$2,865
Portfolio turnover rate L	32%	44%	12% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Investor Freedom Income Portfolio (to be renamed VIP Investor Freedom Retirement Portfolio effective April 30, 2026), VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio, VIP Investor Freedom 2035 Portfolio, VIP Investor Freedom 2040 Portfolio, VIP Investor Freedom 2045 Portfolio and VIP Investor Freedom 2050 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of December 31, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP Investor Freedom Income Portfolio	73,061,997	7,104,821	(2,733,446)	4,371,375
VIP Investor Freedom 2010 Portfolio	46,813,398	5,885,926	(1,628,038)	4,257,888
VIP Investor Freedom 2015 Portfolio	77,904,167	14,035,526	(3,015,345)	11,020,181
VIP Investor Freedom 2020 Portfolio	150,374,204	34,469,437	(5,524,606)	28,944,831
VIP Investor Freedom 2025 Portfolio	168,169,711	49,171,680	(6,041,778)	43,129,902
VIP Investor Freedom 2030 Portfolio	319,040,622	82,921,879	(9,466,671)	73,455,208
VIP Investor Freedom 2035 Portfolio	36,166,249	2,126,332	(839,291)	1,287,041
VIP Investor Freedom 2040 Portfolio	23,560,229	1,947,922	(359,630)	1,588,292
VIP Investor Freedom 2045 Portfolio	7,789,267	717,166	(134,656)	582,510
VIP Investor Freedom 2050 Portfolio	12,807,619	969,665	(244,748)	724,917

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
VIP Investor Freedom Income Portfolio	309,678	-	(660,943)	4,371,375
VIP Investor Freedom 2010 Portfolio	211,750	1,755,548	-	4,257,888
VIP Investor Freedom 2015 Portfolio	352,482	3,782,051	-	11,020,181
VIP Investor Freedom 2020 Portfolio	653,948	9,109,868	-	28,944,831
VIP Investor Freedom 2025 Portfolio	575,497	12,015,995	-	43,129,902
VIP Investor Freedom 2030 Portfolio	824,539	20,845,224	-	73,455,208
VIP Investor Freedom 2035 Portfolio	65,580	1,794,767	-	1,287,041
VIP Investor Freedom 2040 Portfolio	9,784	1,443,790	-	1,588,292
VIP Investor Freedom 2045 Portfolio	5,159	525,543	-	582,510
VIP Investor Freedom 2050 Portfolio	4,610	827,822	-	724,917

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP Investor Freedom Income Portfolio	(660,943)	-	(660,943)

The tax character of distributions paid was as follows:

December 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
VIP Investor Freedom Income Portfolio	2,640,697	-	2,640,697
VIP Investor Freedom 2010 Portfolio	1,753,112	30,152	1,783,264
VIP Investor Freedom 2015 Portfolio	2,799,038	2,697,392	5,496,430
VIP Investor Freedom 2020 Portfolio	5,107,276	8,757,591	13,864,867
VIP Investor Freedom 2025 Portfolio	5,803,866	12,882,449	18,686,315
VIP Investor Freedom 2030 Portfolio	9,717,913	15,318,830	25,036,743
VIP Investor Freedom 2035 Portfolio	870,016	1,298,379	2,168,395
VIP Investor Freedom 2040 Portfolio	441,643	986,096	1,427,739
VIP Investor Freedom 2045 Portfolio	136,024	370,694	506,718
VIP Investor Freedom 2050 Portfolio	201,416	550,772	752,188

December 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
VIP Investor Freedom Income Portfolio	2,820,718	-	2,820,718
VIP Investor Freedom 2010 Portfolio	1,961,913	-	1,961,913
VIP Investor Freedom 2015 Portfolio	3,146,754	67,594	3,214,348
VIP Investor Freedom 2020 Portfolio	5,625,648	1,436,200	7,061,848
VIP Investor Freedom 2025 Portfolio	5,942,407	897,669	6,840,076
VIP Investor Freedom 2030 Portfolio	8,820,132	-	8,820,132
VIP Investor Freedom 2035 Portfolio	425,384	112,310	537,694
VIP Investor Freedom 2040 Portfolio	222,021	148,100	370,121
VIP Investor Freedom 2045 Portfolio	71,158	53,350	124,508
VIP Investor Freedom 2050 Portfolio	116,099	50,470	166,569
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investor Freedom Income Portfolio	22,893,125	24,931,506
VIP Investor Freedom 2010 Portfolio	15,565,096	19,495,095
VIP Investor Freedom 2015 Portfolio	26,343,117	30,969,296
VIP Investor Freedom 2020 Portfolio	55,702,346	58,102,584
VIP Investor Freedom 2025 Portfolio	65,972,196	71,497,944
VIP Investor Freedom 2030 Portfolio	125,702,418	115,994,038
VIP Investor Freedom 2035 Portfolio	25,768,700	11,334,499
VIP Investor Freedom 2040 Portfolio	16,846,492	6,634,680
VIP Investor Freedom 2045 Portfolio	6,096,345	2,824,152
VIP Investor Freedom 2050 Portfolio	8,819,445	3,232,173

4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all expenses, except the compensation of the independent Trustees, and certain miscellaneous expenses such as interest expense.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
VIP Investor Freedom 2030 Portfolio	7
VIP Investor Freedom 2035 Portfolio	4
VIP Investor Freedom 2050 Portfolio	3
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Investor Freedom Income Portfolio	100%
VIP Investor Freedom 2010 Portfolio	100%
VIP Investor Freedom 2015 Portfolio	100%
VIP Investor Freedom 2020 Portfolio	100%
VIP Investor Freedom 2025 Portfolio	100%
VIP Investor Freedom 2030 Portfolio	100%
VIP Investor Freedom 2035 Portfolio	100%
VIP Investor Freedom 2040 Portfolio	100%
VIP Investor Freedom 2045 Portfolio	100%
VIP Investor Freedom 2050 Portfolio	100%
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

8. Prior Fiscal Year Reorganization Information.
On June 7, 2024, VIP Investor Freedom Income Portfolio acquired all of the assets and assumed all of the liabilities of VIP Investor Freedom 2005 Portfolio ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by VIP Investor Freedom Income Portfolio. The acquisition was accomplished by an exchange of shares of VIP Investor Freedom Income Portfolio for shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by VIP Investor Freedom Income Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the VIP Investor Freedom Income Portfolio's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
VIP Investor Freedom 2005 Portfolio	18,110,255	841,155	18,112,866	1,648,130	.9900181984

Surviving Fund	Net Assets $	Total net assets after the acquisition $
VIP Investor Freedom Income Portfolio	59,587,991	77,700,857

Pro forma results of operations of the combined entity for the entire period ended December 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$2,728,803
Total net realized gain (loss)	698,838
Total change in net unrealized appreciation (depreciation)	(92,134)
Net increase (decrease) in net assets resulting from operations	$3,335,507

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the VIP Freedom Income Portfolio's Statement of Operations since June 7, 2024.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting Variable Insurance Products Fund V, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
VIP Investor Freedom Income Portfolio
VIP Investor Freedom 2010 Portfolio
VIP Investor Freedom 2015 Portfolio
VIP Investor Freedom 2020 Portfolio
VIP Investor Freedom 2025 Portfolio
VIP Investor Freedom 2030 Portfolio
	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022 and 2021
VIP Investor Freedom 2035 Portfolio VIP Investor Freedom 2040 Portfolio VIP Investor Freedom 2045 Portfolio VIP Investor Freedom 2050 Portfolio	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025 and 2024, and for the period April 13, 2023 (commencement of operations) through December 31, 2023

Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2025, or, if subsequently determined to be different, the net capital gain of such year.

VIP Investor Freedom 2010 Portfolio	$1,759,287
VIP Investor Freedom 2015 Portfolio	$3,784,117
VIP Investor Freedom 2020 Portfolio	$9,123,577
VIP Investor Freedom 2025 Portfolio	$12,029,238
VIP Investor Freedom 2030 Portfolio	$20,866,533
VIP Investor Freedom 2035 Portfolio	$1,994,552
VIP Investor Freedom 2040 Portfolio	$1,591,394
VIP Investor Freedom 2045 Portfolio	$579,849
VIP Investor Freedom 2050 Portfolio	$910,739
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP Investor Freedom Income Portfolio	32.69%
VIP Investor Freedom 2010 Portfolio	28.72%
VIP Investor Freedom 2015 Portfolio	23.24%
VIP Investor Freedom 2020 Portfolio	18.49%
VIP Investor Freedom 2025 Portfolio	16.18%
VIP Investor Freedom 2030 Portfolio	13.11%
VIP Investor Freedom 2035 Portfolio	9.00%
VIP Investor Freedom 2040 Portfolio	5.07%
VIP Investor Freedom 2045 Portfolio	2.64%
VIP Investor Freedom 2050 Portfolio	2.57%
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

VIP Investor Freedom Income Portfolio
February 2025	0%
December 2025	3%
VIP Investor Freedom 2010 Portfolio
February 2025	0%
December 2025	4%
VIP Investor Freedom 2015 Portfolio
February 2025	0%
December 2025	6%
VIP Investor Freedom 2020 Portfolio
February 2025	0%
December 2025	8%
VIP Investor Freedom 2025 Portfolio
February 2025	0%
December 2025	10%
VIP Investor Freedom 2030 Portfolio
February 2025	0%
December 2025	12%
VIP Investor Freedom 2035 Portfolio
February 2025	0%
December 2025	14%
VIP Investor Freedom 2040 Portfolio
February 2025	1%
December 2025	21%
VIP Investor Freedom 2045 Portfolio
February 2025	0%
December 2025	26%
VIP Investor Freedom 2050 Portfolio
February 2025	1%
December 2025	28%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

VIP Investor Freedom Income Portfolio	$2,363,560
VIP Investor Freedom 2010 Portfolio	$1,482,758
VIP Investor Freedom 2015 Portfolio	$2,276,911
VIP Investor Freedom 2020 Portfolio	$3,851,074
VIP Investor Freedom 2025 Portfolio	$3,948,007
VIP Investor Freedom 2030 Portfolio	$6,291,294
VIP Investor Freedom 2035 Portfolio	$465,204
VIP Investor Freedom 2040 Portfolio	$158,269
VIP Investor Freedom 2045 Portfolio	$23,988
VIP Investor Freedom 2050 Portfolio	$34,622

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Investor Freedom Income Portfolio	12/17/2025	$0.0357	$0.0032
VIP Investor Freedom 2010 Portfolio	12/17/2025	$0.0444	$0.0040
VIP Investor Freedom 2015 Portfolio	12/17/2025	$0.0508	$0.0048
VIP Investor Freedom 2020 Portfolio	12/17/2025	$0.0609	$0.0059
VIP Investor Freedom 2025 Portfolio	12/17/2025	$0.0672	$0.0079
VIP Investor Freedom 2030 Portfolio	12/17/2025	$0.0792	$0.0094
VIP Investor Freedom 2035 Portfolio	12/30/2025	$0.0721	$0.0082
VIP Investor Freedom 2040 Portfolio	12/30/2025	$0.0832	$0.0095
VIP Investor Freedom 2045 Portfolio	12/30/2025	$0.0923	$0.0105
VIP Investor Freedom 2050 Portfolio	12/30/2025	$0.0903	$0.0103

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Investor Freedom Income Portfolio
VIP Investor Freedom 2010 Portfolio
VIP Investor Freedom 2015 Portfolio
VIP Investor Freedom 2020 Portfolio
VIP Investor Freedom 2025 Portfolio
VIP Investor Freedom 2030 Portfolio
VIP Investor Freedom 2035 Portfolio
VIP Investor Freedom 2040 Portfolio
VIP Investor Freedom 2045 Portfolio
VIP Investor Freedom 2050 Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) for each fund (the Advisory Contract, and each Advisory Contract collectively, the Advisory Contracts). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contract. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the investment adviser, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board noted that the funds do not pay FMR a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. In its review of each fund's total expense ratio, the Board considered each fund's all-inclusive (subject to certain limited exceptions) fee rate. the Board noted that each fund invests in a class of shares of the underlying Fidelity funds that does not charge a 12b-1 fee. The Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of each fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund (except VIP Investor Freedom 2040 Portfolio) ranked below the competitive median of the total peer group for 2024. For VIP Investor Freedom 2040 Portfolio, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the total peer group for 2024. The information presented to the Board indicated that the total expense ratio of each fund (except VIP Investor Freedom 2040 Portfolio, VIP Investor Freedom 2045 Portfolio, and VIP Investor Freedom 2050 Portfolio) ranked below the competitive median of the asset-sized peer group for 2024 and, for VIP Investor Freedom 2040 Portfolio, VIP Investor Freedom 2045 Portfolio, and VIP Investor Freedom 2050 Portfolio, ranked above the competitive median of the asset-sized peer group for 2024. The Board considered that the VIP target date total peer groups contain a combination of active, blend and passive competitors.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the funds and all the Fidelity funds, including the Fidelity funds in which the funds invest.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.
Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2026.

1.814507.120
VIPIFF-ANN-0226
Fidelity® Variable Insurance Products:

VIP Investment Grade Bond Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Investment Grade Bond Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 9.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2074% 7/20/2037 (c)(d)(h)	2,994,000	3,000,814
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (c)(d)(h)	1,106,000	1,108,723
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/19/2037 (c)(d)(h)	800,000	802,072
Ares Lxx Clo Ltd / Ares Lxx Clo LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9707% 1/25/2039 (c)(d)(h)	3,127,000	3,128,385
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2044% 7/18/2038 (c)(d)(h)	3,552,000	3,560,763
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (c)(d)(h)	3,652,000	3,655,820
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (c)(d)(h)	3,422,000	3,427,578
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 7/18/2037 (c)(d)(h)	5,437,000	5,445,390
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.2345% 1/15/2038 (c)(d)(h)	3,037,000	3,043,818
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.2244% 10/20/2037 (c)(d)(h)	3,080,000	3,090,469
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.3944% 7/20/2037 (c)(d)(h)	2,568,000	2,576,310
TOTAL BAILIWICK OF JERSEY		32,840,142
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (h)	426,121	430,625
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (h)	719,597	728,155
TOTAL CANADA		1,158,780
GRAND CAYMAN (UK OVERSEAS TER) - 4.8%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.2674% 7/22/2037 (c)(d)(h)	1,752,000	1,754,134
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.2216% 7/17/2037 (c)(d)(h)	3,101,000	3,108,610
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 5.1375% 10/20/2038 (c)(d)(h)	5,797,905	5,797,709
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.2244% 7/20/2038 (c)(d)(h)	2,836,000	2,842,843
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.31% 7/21/2037 (c)(d)(h)	4,612,000	4,622,857
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.2145% 7/15/2038 (c)(d)(h)	3,701,000	3,711,814
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.1496% 4/25/2034 (c)(d)(h)	1,923,930	1,925,284
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.2745% 10/15/2037 (c)(d)(h)	2,566,000	2,574,622
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.1445% 4/15/2038 (c)(d)(h)	3,194,000	3,196,261
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.2362% 4/15/2034 (c)(d)(h)	4,022,144	4,024,734
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 5.1716% 7/17/2038 (c)(d)(h)	4,644,000	4,654,840
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.1645% 1/15/2038 (c)(d)(h)	2,392,000	2,397,502
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.2544% 10/20/2037 (c)(d)(h)	3,594,000	3,601,353
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.1396% 4/25/2034 (c)(d)(h)	4,224,812	4,229,810
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (c)(d)(h)	3,127,000	3,127,725
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.944% 1/15/2039 (c)(d)(h)	3,127,000	3,129,533
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 5.1875% 10/20/2038 (c)(d)(h)	3,313,000	3,318,397
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.2962% 1/15/2035 (c)(d)(h)	2,964,104	2,967,296
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (c)(d)(h)	2,444,000	2,450,902
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.268% 7/25/2037 (c)(d)(h)	3,967,000	3,977,203
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (c)(d)(h)	3,540,000	3,541,409
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.058% 1/25/2038 (c)(d)(h)	2,935,000	2,935,279
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 4/20/2035 (c)(d)(h)	4,498,016	4,498,016
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/20/2037 (c)(d)(h)	2,890,000	2,895,312
Cifc Funding 2021-Iii Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 5.1345% 10/15/2038 (c)(d)(h)	5,746,000	5,745,869
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (c)(d)(h)	2,099,000	2,101,189
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.3593% 10/15/2038 (c)(d)(h)	3,145,000	3,154,275
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.8844% 4/18/2035 (c)(d)(h)	3,636,000	3,636,876
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.1844% 4/20/2035 (c)(d)(h)	2,526,193	2,527,486
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.4144% 4/18/2037 (c)(d)(h)	3,244,000	3,251,649
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 7/15/2037 (c)(d)(h)	3,958,000	3,967,183
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.2945% 10/15/2037 (c)(d)(h)	3,105,000	3,113,089
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 10/15/2037 (c)(d)(h)	4,331,000	4,337,120
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.0645% 4/15/2038 (c)(d)(h)	3,186,000	3,181,074
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.129% 11/20/2038 (c)(d)(h)	1,600,000	1,599,056
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (c)(d)(h)	3,126,000	3,126,000
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (c)(d)(h)	3,042,000	3,051,807
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/19/2037 (c)(d)(h)	4,033,000	4,042,877
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (h)	442,609	435,065
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.4545% 4/15/2037 (c)(d)(h)	2,010,000	2,013,085
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (c)(d)(h)	2,304,000	2,302,816
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.4574% 1/22/2037 (c)(d)(h)	1,852,000	1,853,296
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.2861% 4/19/2034 (c)(d)(h)	4,047,691	4,049,772
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (c)(d)(h)	2,572,810	2,573,867
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (c)(d)(h)	4,363,331	4,370,958
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.178% 7/25/2038 (c)(d)(h)	3,094,000	3,101,543
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (c)(d)(h)	2,224,000	2,223,947
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.148% 1/25/2038 (c)(d)(h)	2,000,000	2,003,556
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.1661% 4/20/2034 (c)(d)(h)	3,374,400	3,375,439
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2545% 7/15/2037 (c)(d)(h)	3,646,000	3,654,462
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.008% 1/25/2038 (c)(d)(h)	2,985,000	2,982,624
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.1445% 1/15/2038 (c)(d)(h)	4,029,000	4,029,411
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.0745% 4/15/2038 (c)(d)(h)	3,802,000	3,796,175
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.2844% 7/18/2038 (c)(d)(h)	2,994,000	3,001,449
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2037 (c)(d)(h)	5,025,000	5,033,634
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8574% 1/21/2038 (c)(d)(h)	2,832,000	2,832,702
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (c)(d)(h)	3,244,000	3,252,136
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (c)(d)(h)	2,195,000	2,194,712
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.1474% 1/22/2038 (c)(d)(h)	3,652,000	3,658,333
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.1144% 4/20/2038 (c)(d)(h)	2,099,000	2,099,877
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.2144% 10/20/2037 (c)(d)(h)	2,820,000	2,823,722
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/20/2037 (c)(d)(h)	800,000	802,126
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (c)(d)(h)	2,891,000	2,885,218
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 1/18/2038 (c)(d)(h)	1,231,000	1,232,956
Palmer Square Clo Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 5.0937% 10/20/2038 (c)(d)(h)	3,416,000	3,413,455
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (c)(d)(h)	3,079,000	3,079,644
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (c)(d)(h)	1,414,454	1,414,808
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.6518% 2/15/2033 (c)(d)(h)	3,148,305	3,143,145
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 10/20/2038 (c)(d)(h)	1,408,000	1,409,402
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (h)	1,743,324	1,725,978
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2545% 10/15/2039 (c)(d)(h)	1,572,000	1,576,314
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.2445% 1/15/2037 (c)(d)(h)	4,874,693	4,879,218
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.1616% 7/17/2038 (c)(d)(h)	2,045,000	2,049,900
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1316% 10/17/2038 (c)(d)(h)	3,143,000	3,147,001
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2016% 7/17/2038 (c)(d)(h)	2,523,000	2,528,952
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (c)(d)(h)	2,544,000	2,549,650
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.2261% 4/20/2033 (c)(d)(h)	2,345,588	2,345,966
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (d)(h)	672,045	672,380
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (h)	1,700,616	1,687,933
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (c)(d)(h)	2,428,000	2,433,895
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (c)(d)(h)	1,201,000	1,202,310
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		239,961,827
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (h)	1,053,495	1,073,688
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/18/2037 (c)(d)(h)	2,499,000	2,505,440
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.0644% 4/20/2038 (c)(d)(h)	3,019,000	3,019,371
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.358% 7/27/2037 (c)(d)(h)	3,329,000	3,337,689
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 1/20/2038 (c)(d)(h)	2,075,000	2,079,173
TOTAL MULTI-NATIONAL		10,941,673
UNITED STATES - 3.5%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (h)	2,136,443	2,195,270
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (h)	1,953,058	2,006,835
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (h)	1,862,454	1,898,064
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (h)	163,981	163,829
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (h)	138,659	136,848
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (h)	1,576,720	1,518,175
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (h)	4,329,191	4,107,668
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (h)	221,630	223,794
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (h)	600,000	600,934
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (h)	1,300,000	1,308,894
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (h)	800,000	802,824
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,377,888	1,387,155
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (h)	2,547,671	2,605,436
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (h)	276,090	274,158
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (h)	102,516	100,722
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (h)	1,700,000	1,710,039
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (h)	940,535	942,588
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (h)	240,000	243,817
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (h)	626,624	632,750
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (h)	3,289,559	3,124,050
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (h)(i)	560,398	561,519
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (h)	613,130	619,339
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (h)	1,448,794	1,451,311
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (h)	700,000	704,689
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,280,944	1,297,464
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,374,000	1,392,875
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	300,000	303,182
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	1,480,561	1,484,936
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	800,000	801,479
Carmax Auto Owner Trust Series 2025-4 Class B, 4.42% 7/15/2031	200,000	200,924
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (h)	432,806	428,479
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (h)	1,079,894	1,058,296
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (h)	1,232,658	1,171,103
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (h)	88,159	87,411
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (h)	1,474,488	1,487,838
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (h)	745,082	750,229
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (h)	3,156,795	3,136,187
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (h)	1,262,400	1,238,321
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (h)	2,625,000	2,632,743
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (h)	2,130,000	2,135,195
Dext Abs LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (h)	900,000	900,195
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (h)	611,047	617,527
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (h)	391,791	394,055
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (h)	598,000	610,509
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (h)	3,625,480	3,325,576
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.4145% 7/15/2037 (c)(d)(h)	3,140,000	3,145,683
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (h)	1,224,891	1,239,956
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (h)	363,169	364,473
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (h)	1,100,000	1,118,711
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	278,991	279,871
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	370,000	374,107
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (h)	4,200,000	4,213,393
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (h)	7,330,000	7,380,227
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (h)	4,347,672	4,415,247
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (h)	2,515,000	2,549,824
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.038% 1/25/2038 (c)(d)(h)	3,110,000	3,106,924
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (h)	906,033	897,270
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (h)	677,322	681,158
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (h)	1,256,949	1,261,614
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (h)	2,654,938	2,709,274
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (h)	1,945,125	1,982,555
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	856,801	858,358
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	2,000,000	2,019,441
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,300,000	1,302,885
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (h)	475,387	477,500
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (h)	1,159,006	1,166,496
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (h)	1,500,000	1,505,075
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (h)	4,803,534	4,759,928
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (h)	400,000	403,546
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 5.1016% 10/17/2038 (c)(d)(h)	3,130,000	3,133,030
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (h)	700,000	702,639
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (h)	2,500,000	2,504,619
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (h)	1,300,000	1,301,716
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (h)	818,982	830,802
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (h)	500,396	511,487
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (h)	7,285,940	6,980,127
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (h)	2,535,225	2,405,904
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (h)	2,160,000	2,171,082
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.4747% 7/25/2054 (c)(d)(h)	871,596	868,968
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)(h)	594,575	589,507
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (h)	1,356,000	1,354,487
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (h)	1,037,000	996,616
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (h)	1,311,405	1,318,384
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (h)	1,311,914	1,315,010
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (h)	1,092,540	1,098,849
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (h)	1,015,856	1,026,836
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (h)	2,079,605	2,133,117
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (h)	1,442,742	1,446,889
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (h)	2,706,660	2,799,332
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (h)	5,191,560	5,263,333
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (h)	3,085,830	3,151,576
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (h)	3,827,340	3,801,094
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (h)	3,990,690	3,978,490
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (h)	1,887,930	1,873,500
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (h)	4,555,000	4,533,366
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.7062% 9/25/2034 (c)(d)	3,696	3,971
Towd PT Mtg Trust Series 2018-5 Class A1A, 3.25% 7/25/2058 (h)	1,113,460	1,103,915
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (h)	7,501	7,503
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (h)	1,310,215	1,316,329
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (h)	487,358	488,323
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (h)	2,495,016	2,535,494
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (h)	920,125	931,518
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (h)	2,260,298	2,282,598
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (h)	500,000	501,388
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (h)	826,087	849,254
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (h)	1,800,000	1,804,761
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	843,164	845,058
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	577,882	581,267
TOTAL UNITED STATES		174,330,887
TOTAL ASSET-BACKED SECURITIES (Cost $459,641,540)		460,306,997

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA ICE IBA - USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	1,567,000	1,628,093
KeyBank NA/Cleveland OH 6.95% 2/1/2028	800,000	840,029
Regions Bank/Birmingham AL 6.45% 6/26/2037	4,383,000	4,739,076

TOTAL UNITED STATES		7,207,198
TOTAL BANK NOTES (Cost $8,242,212)		7,207,198

Collateralized Mortgage Obligations - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (d)(h)	2,123,335	2,000,695
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (d)(h)	574,661	580,494
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (h)	3,501,451	3,250,077
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (h)	1,504,395	1,518,270
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (d)(h)	635,025	627,506
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (d)(h)	446,367	444,888
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	4,474,583	4,117,764
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	869,811	803,573
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	780,148	713,545
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	370,888	335,051
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	581,332	519,917
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	102,219	86,373
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	108,629	91,790
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	322,099	275,211
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	89,566	80,114
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	996,746	887,954
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	660,043	592,523
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,490,965	1,332,133
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	141,429	126,300
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	326,933	306,952
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	384,236	359,481
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	292,366	278,927
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	332,336	312,200
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	626,160	600,473
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	184,612	171,358
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	450,006	444,505
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	958,221	864,752
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	2,607,089	2,351,079
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	102,976	91,958
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	274,582	271,779
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	418,495	364,306
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	1,150,904	1,041,898
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.6742% 8/25/2052 (c)(d)	1,042,980	1,038,054
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.6742% 9/25/2052 (c)(d)	2,166,678	2,156,445
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.6742% 10/25/2052 (c)(d)	714,813	711,257
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.6742% 10/25/2052 (c)(d)	2,539,257	2,527,253
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	462,032	433,923
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	945,142	865,224
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	353,478	332,593
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.3742% 11/25/2053 (c)(d)	548,072	554,433
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.3242% 11/25/2053 (c)(d)	1,258,603	1,273,826
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.3742% 11/25/2053 (c)(d)	301,047	304,551
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.4042% 7/25/2054 (c)(d)	615,827	621,942
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 9/25/2053 (c)(d)	636,486	640,118
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 12/25/2054 (c)(d)	2,081,800	2,090,624
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.9742% 12/25/2054 (c)(d)	1,252,874	1,257,908
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	9,611	9,853
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	363,122	339,077
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	186,473	172,493
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 6/25/2054 (c)(d)	991,828	996,908
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.4742% 8/25/2054 (c)(d)	1,213,264	1,225,716
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 9/25/2054 (c)(d)	531,947	534,062
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.2742% 2/25/2055 (c)(d)	721,284	726,495
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.2742% 9/25/2054 (c)(d)	783,238	787,770
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 2/25/2055 (c)(d)	1,088,921	1,094,200
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.0242% 2/25/2055 (c)(d)	502,599	503,982
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	893,539	892,022
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	298,020	266,770
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	81,000	72,247
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	304,001	272,244
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	402,531	344,916
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	226,497	214,614
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	244,340	206,228
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	321,356	274,555
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	315,786	267,032
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	301,889	268,588
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	513,545	452,535
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	101,248	92,325
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	690,322	619,114
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	250,102	222,906
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	231,752	206,260
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	245,786	223,975
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	194,665	173,224
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	119,203	104,827
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	194,666	173,225
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	186,405	170,012
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	871,283	798,838
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	199,815	182,673
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	508,683	474,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	508,683	474,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	326,196	328,905
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.4242% 7/25/2052 (c)(d)	201,542	199,985
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.5442% 8/25/2052 (c)(d)	443,511	437,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.6242% 9/25/2052 (c)(d)	766,280	761,780
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	808,909	809,336
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.9242% 8/25/2053 (c)(d)	1,036,481	1,037,836
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.3242% 10/25/2053 (c)(d)	851,238	862,334
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 6/25/2054 (c)(d)	734,815	739,320
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.8742% 10/25/2054 (c)(d)	925,685	927,701
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.9742% 11/25/2054 (c)(d)	1,875,579	1,883,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.0242% 2/25/2055 (c)(d)	2,425,924	2,436,200
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 2/25/2055 (c)(d)	394,661	394,624
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.1242% 10/25/2054 (c)(d)	815,348	819,461
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.0242% 2/25/2055 (c)(d)	720,156	722,147
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.9242% 4/25/2055 (c)(d)	921,420	921,124
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 17.1076% 6/16/2037 (c)(d)	2,778	3,197
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (h)	412,015	404,152
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (h)(i)	173,316	171,296
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (d)(h)	640,075	646,526
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (d)(h)	423,313	405,420
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (d)(h)	604,786	610,056
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (d)(h)	600,000	600,486
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (h)	1,001,683	948,640
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (h)	573,666	546,066
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (h)(i)	1,119,403	1,128,743
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (h)	51,842	51,712
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (h)	111,293	109,633
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (d)(h)	1,100,000	1,073,160
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (h)	261,511	261,386
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (h)(i)	852,315	839,118
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (d)(h)	511,114	513,852
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (h)	836,963	829,347
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (h)	270,769	268,359
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (d)(h)	1,035,968	1,016,029
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (c)(d)	740	692
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (h)	700,000	686,446
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (h)	1,088,622	1,053,161
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (h)(i)	943,982	952,444
TOTAL UNITED STATES		80,891,429
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $79,929,079)		80,891,429

Commercial Mortgage Securities - 4.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.7%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4936% 6/15/2040 (c)(d)(h)	2,180,000	2,188,171
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (h)	1,638,504	1,566,907
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (h)	491,000	460,952
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	474,635	471,718
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	1,306,853	1,290,127
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	195,313	194,336
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	613,304	602,353
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	373,546	354,066
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	159,652	155,808
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	1,194,699	1,156,482
BANK Series 2021-BN33 Class XA, 1.153% 5/15/2064 (d)(j)	13,154,418	485,519
BANK5 Series 2025-5YR19 Class XB, 0.5998% 12/15/2058 (d)(j)	2,300,000	67,573
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	660,000	631,379
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5058% 9/15/2056 (d)	1,817,000	1,940,508
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	778,315	775,191
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	5,335,798	5,295,122
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	1,021,545	1,001,162
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.2323% 7/15/2054 (d)(j)	2,697,287	125,777
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0923% 3/15/2041 (c)(d)(h)	1,455,458	1,456,355
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.5027% 9/15/2054 (d)	700,000	725,488
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	600,000	606,209
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.1221% 6/15/2041 (c)(d)(h)	2,329,000	2,332,635
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.3917% 6/15/2041 (c)(d)(h)	1,150,000	1,150,718
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.5914% 6/15/2041 (c)(d)(h)	813,000	814,004
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.2411% 4/15/2037 (c)(d)(h)	2,251,990	2,254,064
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.1418% 3/15/2041 (c)(d)(h)	6,320,272	6,324,163
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.1935% 4/15/2040 (c)(d)(h)	6,319,295	6,323,243
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.3914% 5/15/2041 (d)(h)	3,890,565	3,896,575
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.0053% 4/15/2034 (c)(d)(h)	1,082,836	1,077,608
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.3053% 4/15/2034 (c)(d)(h)	1,864,321	1,849,163
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.6053% 4/15/2034 (c)(d)(h)	1,232,474	1,221,021
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.9053% 4/15/2034 (c)(d)(h)	1,293,785	1,276,499
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.5536% 10/15/2036 (c)(d)(h)	5,017,787	5,002,151
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.7633% 10/15/2036 (c)(d)(h)	733,467	731,181
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.9631% 10/15/2036 (c)(d)(h)	981,551	977,269
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.1628% 10/15/2036 (c)(d)(h)	952,598	947,848
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.812% 10/15/2036 (c)(d)(h)	3,312,521	3,304,263
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.763% 2/15/2039 (c)(d)(h)	832,598	831,315
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.0624% 2/15/2039 (c)(d)(h)	1,404,350	1,402,599
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.3118% 2/15/2039 (c)(d)(h)	1,404,350	1,402,599
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.7109% 2/15/2039 (c)(d)(h)	1,404,350	1,402,599
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.5115% 12/9/2040 (c)(d)(h)	1,850,167	1,851,882
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 5.9409% 12/9/2040 (c)(d)(h)	408,841	409,220
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.3903% 12/9/2040 (c)(d)(h)	221,247	221,657
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.0429% 12/15/2039 (c)(d)(h)	1,199,172	1,199,172
BX Trust 2019-OC11 Series 2019-OC11 Class XA, 0.8735% 12/9/2041 (d)(h)(j)	61,700,000	1,570,648
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.6655% 2/15/2036 (c)(d)(h)	300,000	299,632
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.192% 4/15/2041 (c)(d)(h)	4,338,084	4,342,098
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.4416% 4/15/2041 (c)(d)(h)	691,641	692,924
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.6913% 4/15/2041 (c)(d)(h)	574,084	575,503
BX Trust 2025 Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.9001% 2/15/2035 (c)(d)(h)	3,050,000	3,042,380
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.894% 3/15/2030 (c)(d)(h)	10,772,984	10,759,525
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.1436% 3/15/2030 (c)(d)(h)	1,329,814	1,324,828
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.2934% 3/15/2030 (c)(d)(h)	1,872,696	1,865,678
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.5004% 10/15/2026 (c)(d)(h)	787,848	786,667
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.6901% 4/15/2037 (c)(d)(h)	1,685,794	1,687,865
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.0401% 4/15/2037 (c)(d)(h)	380,607	381,192
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.5891% 4/15/2037 (c)(d)(h)	318,701	319,288
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1922% 2/15/2039 (c)(d)(h)	3,695,436	3,697,711
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.5417% 2/15/2039 (c)(d)(h)	463,090	464,091
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.4414% 3/15/2041 (c)(d)(h)	1,122,800	1,123,838
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.691% 3/15/2041 (c)(d)(h)	1,491,000	1,492,840
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0802% 6/15/2035 (c)(d)(h)	1,203,000	1,203,000
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (d)(h)	2,587,000	2,620,604
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (h)	23,900,000	163,328
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (h)	5,337,887	4,309,811
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	400,000	398,448
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	586,749	571,073
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050	216,925	215,438
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	2,174,228	2,179,611
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (d)(h)	775,000	797,078
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (h)	2,136,000	2,135,962
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.0501% 10/15/2042 (c)(d)(h)	6,440,000	6,450,055
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.3501% 10/15/2042 (c)(d)(h)	1,145,000	1,146,788
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.6001% 10/15/2042 (c)(d)(h)	560,000	560,874
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	1,100,000	1,091,176
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.75% 9/25/2030 (d)	141,634	140,166
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	3,600,000	3,665,545
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	537,880	536,482
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	485,568	480,409
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,400,000	1,387,171
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	1,000,000	990,099
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	1,200,000	1,191,256
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	1,600,000	1,585,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,396,479	3,380,803
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	700,000	700,889
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	2,400,000	2,400,573
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	500,000	500,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	600,000	602,927
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,400,000	1,347,932
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	3,700,000	3,322,204
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	800,000	810,996
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.5286% 3/25/2029 (c)(d)	1,695,566	1,692,549
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (d)	900,000	910,173
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (d)	600,000	605,046
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (d)	700,000	708,632
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	3,000,000	3,043,844
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (d)	1,600,000	1,616,718
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (d)	200,000	202,257
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (d)	600,000	602,089
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.55% 10/25/2030	5,100,000	5,097,761
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.5486% 10/25/2030 (c)(d)	3,000,000	2,999,990
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	800,000	806,570
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	1,900,000	1,912,210
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K763 Class A2, 4.17% 10/25/2032 (d)	1,300,000	1,292,530
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	277,161	273,399
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	384,561	382,366
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	600,000	590,764
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	700,000	692,177
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	93,804	93,620
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	500,000	474,353
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.4501% 10/15/2035 (c)(d)(h)	600,000	600,000
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (d)(h)	1,885,000	1,892,117
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049 (d)	601,283	599,039
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	92,904	92,349
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (h)	277,000	263,150
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (h)	505,398	343,721
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (h)(k)	715,868	407,476
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.0454% 5/15/2039 (c)(d)(h)	5,702,564	5,499,519
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.544% 5/15/2039 (c)(d)(h)	4,064,838	3,673,436
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.8432% 5/15/2039 (c)(d)(h)	2,311,651	2,083,452
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.292% 5/15/2039 (c)(d)(h)	2,054,528	1,657,114
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.9645% 3/15/2038 (c)(d)(h)	67,118	66,831
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.2645% 3/15/2038 (c)(d)(h)	611,979	608,546
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.6145% 3/15/2038 (c)(d)(h)	534,885	531,204
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	495,033	487,327
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,407,809	4,381,545
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (d)(h)	1,957,622	1,932,066
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (h)	1,779,100	1,727,588
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (h)	1,033,312	1,053,128
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.0001% 8/15/2042 (c)(d)(h)	700,000	700,437
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (h)	1,600,000	1,601,712
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 5.7501% 2/15/2039 (c)(d)(h)	1,190,000	1,189,598
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.4001% 2/15/2039 (c)(d)(h)	619,000	620,018
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5954% 11/15/2038 (c)(d)(h)	5,931,653	5,927,996
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 4.9444% 11/15/2038 (c)(d)(h)	2,616,173	2,614,559
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.1936% 11/15/2038 (c)(d)(h)	1,364,340	1,363,497
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.4428% 11/15/2038 (c)(d)(h)	896,702	896,147
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.993% 12/15/2039 (c)(d)(h)	3,736,000	3,735,999
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.3425% 12/15/2039 (c)(d)(h)	910,000	909,999
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.742% 12/15/2039 (c)(d)(h)	671,000	671,837
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	300,000	296,889
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (h)	3,269,943	2,809,085
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (h)	256,512	210,587
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	1,171,203	1,163,308
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	430,032	418,205
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.0655% 5/15/2031 (c)(d)(h)	2,496,000	2,494,271
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	800,000	837,982
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (d)(h)	2,300,000	2,311,070
TOTAL UNITED STATES		233,737,894
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $237,293,361)		233,737,894

Fixed-Income Funds - 1.7%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (l) (Cost $84,755,422)	924,010	83,170,143

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (h)	1,788,000	1,705,529
Kingdom of Saudi Arabia 4.5% 4/22/2060 (h)	1,363,000	1,086,992
TOTAL SAUDI ARABIA		2,792,521
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,452,326)		2,792,521

Non-Convertible Corporate Bonds - 21.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (d)(h)	1,485,000	1,432,244
Westpac Banking Corp 4.11% 7/24/2034 (d)	2,107,000	2,073,163

TOTAL AUSTRALIA		3,505,407
CANADA - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (h)	393,000	391,071
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 5.85% 2/1/2035	1,417,000	1,474,986
Cenovus Energy Inc 4.65% 3/20/2031	957,000	954,020
Cenovus Energy Inc 5.4% 3/20/2036	737,000	736,033
Enbridge Inc 4.25% 12/1/2026	1,006,000	1,007,920
TOTAL ENERGY		4,172,959
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	1,074,000	1,070,528
TOTAL CANADA		5,634,558
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (d)(h)	4,420,000	4,639,828
Societe Generale SA 5.5% 4/13/2029 (d)(h)	3,018,000	3,090,923

TOTAL FRANCE		7,730,751
GERMANY - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)	2,000,000	2,030,709
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE Finance US LLC 5.125% 9/18/2035 (h)	2,798,000	2,782,308
TOTAL GERMANY		4,813,017
IRELAND - 0.6%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,289,000	2,257,888
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	2,397,000	2,323,864
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	2,564,000	2,367,391
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	1,774,000	1,774,158
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	7,503,000	7,707,420
TOTAL FINANCIALS		16,430,721
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (h)	897,000	896,784
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (h)	2,653,000	2,653,810
Avolon Holdings Funding Ltd 4.7% 1/30/2031 (h)	2,500,000	2,483,908
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (h)	326,000	331,338
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (h)	1,774,000	1,821,200
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (h)	3,966,000	4,132,460
TOTAL INDUSTRIALS		12,319,500
TOTAL IRELAND		28,750,221
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (h)	7,296,000	7,299,514
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (h)	609,000	614,138
NTT Finance Corp 4.62% 7/16/2028 (h)	616,000	624,193
NTT Finance Corp 4.876% 7/16/2030 (h)	1,621,000	1,650,847

TOTAL JAPAN		2,889,178
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 5.95% 1/28/2031	3,652,000	3,534,771
Petroleos Mexicanos 6.35% 2/12/2048	7,493,000	5,881,256
Petroleos Mexicanos 6.5% 1/23/2029	3,157,000	3,212,247
Petroleos Mexicanos 6.7% 2/16/2032	11,763,000	11,729,240
Petroleos Mexicanos 6.75% 9/21/2047	6,872,000	5,636,414
Petroleos Mexicanos 6.95% 1/28/2060	4,473,000	3,630,287
Petroleos Mexicanos 7.69% 1/23/2050	9,202,000	8,248,121

TOTAL MEXICO		41,872,336
NETHERLANDS - 0.4%
Financials - 0.3%
Banks - 0.3%
ABN AMRO Bank NV 4.988% 12/3/2028 (d)(h)	13,000,000	13,226,277
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	1,390,000	1,397,316
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	4,007,000	4,066,206
TOTAL INFORMATION TECHNOLOGY		5,463,522
TOTAL NETHERLANDS		18,689,799
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (h)	721,611	764,865
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (d)(h)	3,309,000	3,256,201
UBS Group AG 3.869% 1/12/2029 (d)(h)	2,282,000	2,269,122
UBS Group AG 4.194% 4/1/2031 (d)(h)	5,461,000	5,408,951
UBS Group AG 4.55% 4/17/2026	1,462,000	1,464,465
		12,398,739
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (d)(h)	600,000	604,018
TOTAL SWITZERLAND		13,002,757
UNITED KINGDOM - 0.5%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 6.421% 8/2/2033	1,907,000	2,104,252
Imperial Brands Finance PLC 6.125% 7/27/2027 (h)	1,890,000	1,945,408
Reynolds American Inc 5.7% 8/15/2035	689,000	718,658
Reynolds American Inc 6.15% 9/15/2043	2,271,000	2,329,976
Reynolds American Inc 7.25% 6/15/2037	1,681,000	1,942,393
TOTAL CONSUMER STAPLES		9,040,687
Financials - 0.3%
Banks - 0.3%
Barclays PLC 5.088% 6/20/2030 (d)	4,171,000	4,241,972
Barclays PLC 5.2% 5/12/2026	3,533,000	3,548,247
Barclays PLC 5.829% 5/9/2027 (d)	1,900,000	1,910,692
Barclays PLC 6.224% 5/9/2034 (d)	1,900,000	2,043,078
NatWest Group PLC 3.073% 5/22/2028 (d)	2,640,000	2,606,453
TOTAL FINANCIALS		14,350,442
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (h)	1,287,000	1,244,053
TOTAL UNITED KINGDOM		24,635,182
UNITED STATES - 17.8%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.5%
AT&T Inc 2.55% 12/1/2033	8,483,000	7,239,988
AT&T Inc 4.3% 2/15/2030	1,940,000	1,942,451
AT&T Inc 4.75% 5/15/2046	10,884,000	9,430,269
Verizon Communications Inc 2.55% 3/21/2031	3,143,000	2,870,167
Verizon Communications Inc 4.75% 1/15/2033	2,625,000	2,622,944
		24,105,819
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	545,000	468,534
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	1,435,000	1,351,868
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	1,091,000	819,558
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	1,180,000	1,193,706
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	10,656,000	8,777,823
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,435,000	1,130,712
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	2,136,000	2,229,298
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	1,557,000	1,463,839
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,474,000	1,550,288
Time Warner Cable LLC 4.5% 9/15/2042	525,000	403,737
Time Warner Cable LLC 5.5% 9/1/2041	965,000	846,936
Time Warner Cable LLC 5.875% 11/15/2040	852,000	788,401
Time Warner Cable LLC 6.55% 5/1/2037	11,472,000	11,706,704
Time Warner Cable LLC 7.3% 7/1/2038	2,146,000	2,298,753
		35,030,157
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	3,463,000	3,452,121
T-Mobile USA Inc 3.875% 4/15/2030	5,007,000	4,923,758
		8,375,879
TOTAL COMMUNICATION SERVICES		67,511,855
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
AutoNation Inc 4.75% 6/1/2030	434,000	438,107
AutoZone Inc 4% 4/15/2030	3,015,000	2,981,372
Lowe's Cos Inc 3.35% 4/1/2027	384,000	381,231
Lowe's Cos Inc 3.75% 4/1/2032	1,183,000	1,133,607
Lowe's Cos Inc 4.5% 4/15/2030	2,166,000	2,193,417
O'Reilly Automotive Inc 4.2% 4/1/2030	668,000	666,159
TOTAL CONSUMER DISCRETIONARY		7,793,893
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
Kroger Co/The 5% 9/15/2034	2,170,000	2,181,988
Mars Inc 4.8% 3/1/2030 (h)	3,145,000	3,214,072
Mars Inc 5% 3/1/2032 (h)	2,361,000	2,433,587
Mars Inc 5.2% 3/1/2035 (h)	1,962,000	2,016,602
		9,846,249
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	408,000	385,808
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	3,140,000	2,620,154
Altria Group Inc 4.5% 5/2/2043	2,104,000	1,794,861
Altria Group Inc 4.8% 2/14/2029	575,000	584,827
Altria Group Inc 5.95% 2/14/2049	753,000	752,842
		5,752,684
TOTAL CONSUMER STAPLES		15,984,741
Energy - 1.6%
Energy Equipment & Services - 0.0%
Halliburton Co 4.85% 11/15/2035	1,223,000	1,206,691
Oil, Gas & Consumable Fuels - 1.6%
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (h)	4,900,000	4,899,564
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (h)	547,000	578,647
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (h)	1,473,000	1,576,785
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (h)	440,000	464,818
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (h)	793,000	844,398
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (h)	475,000	514,027
DCP Midstream Operating LP 5.6% 4/1/2044	697,000	672,394
DCP Midstream Operating LP 6.45% 11/3/2036 (h)	1,406,000	1,491,161
Energy Transfer LP 3.75% 5/15/2030	1,314,000	1,278,742
Energy Transfer LP 5% 5/15/2050	766,000	640,872
Energy Transfer LP 5.25% 4/15/2029	1,165,000	1,197,088
Energy Transfer LP 5.8% 6/15/2038	1,282,000	1,305,631
Hess Corp 4.3% 4/1/2027	2,776,000	2,787,743
Hess Corp 7.125% 3/15/2033	569,000	658,508
Hess Corp 7.3% 8/15/2031	762,000	875,292
Hess Corp 7.875% 10/1/2029	2,490,000	2,813,714
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	261,000	282,837
Kinder Morgan Inc 5.55% 6/1/2045	1,383,000	1,337,114
MPLX LP 4.8% 2/15/2029	640,000	649,559
MPLX LP 4.95% 9/1/2032	3,480,000	3,503,510
MPLX LP 5.5% 2/15/2049	1,917,000	1,760,388
Occidental Petroleum Corp 6.2% 3/15/2040	965,000	979,914
Occidental Petroleum Corp 6.45% 9/15/2036	2,612,000	2,783,675
Occidental Petroleum Corp 6.6% 3/15/2046	3,240,000	3,351,074
Occidental Petroleum Corp 7.5% 5/1/2031	4,360,000	4,905,789
ONEOK Inc 4.25% 9/24/2027	1,093,000	1,096,594
ONEOK Inc 4.4% 10/15/2029	1,143,000	1,146,826
ONEOK Inc 4.75% 10/15/2031	2,223,000	2,234,812
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	751,000	729,583
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	2,924,000	2,940,487
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	4,528,000	4,546,331
Targa Resources Corp 4.35% 1/15/2029	1,222,000	1,225,393
Targa Resources Corp 4.9% 9/15/2030	1,607,000	1,637,348
Targa Resources Corp 5.65% 2/15/2036	3,869,000	3,974,216
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	577,000	552,788
Western Gas Partners LP 4.5% 3/1/2028	1,136,000	1,140,520
Western Gas Partners LP 4.65% 7/1/2026	5,141,000	5,141,818
Western Gas Partners LP 4.75% 8/15/2028	656,000	663,729
Williams Cos Inc/The 3.5% 11/15/2030	4,829,000	4,632,393
Williams Cos Inc/The 4.65% 8/15/2032	3,633,000	3,638,354
Williams Cos Inc/The 5.3% 8/15/2052	824,000	760,037
		78,214,473
TOTAL ENERGY		79,421,164
Financials - 8.0%
Banks - 4.2%
Bank of America Corp 2.299% 7/21/2032 (d)	8,618,000	7,705,853
Bank of America Corp 3.419% 12/20/2028 (d)	10,766,000	10,630,586
Bank of America Corp 4.25% 10/22/2026	2,419,000	2,424,684
Bank of America Corp 4.45% 3/3/2026	861,000	861,620
Bank of America Corp 4.623% 5/9/2029 (d)	8,681,000	8,796,160
Bank of America Corp 5.015% 7/22/2033 (d)	18,422,000	18,784,029
Bank of America Corp 5.425% 8/15/2035 (d)	6,500,000	6,647,718
Citigroup Inc 4.3% 11/20/2026	983,000	985,414
Citigroup Inc 4.412% 3/31/2031 (d)	6,030,000	6,028,991
Citigroup Inc 4.45% 9/29/2027	9,708,000	9,770,449
Citigroup Inc 4.6% 3/9/2026	1,246,000	1,246,851
Citigroup Inc 4.91% 5/24/2033 (d)	5,644,000	5,711,639
Citizens Financial Group Inc 2.638% 9/30/2032	2,757,000	2,381,278
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	5,882,000	6,166,740
Fifth Third Bancorp 4.895% 9/6/2030 (d)	4,500,000	4,572,575
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	2,452,000	2,313,129
JPMorgan Chase & Co 4.493% 3/24/2031 (d)	7,267,000	7,330,165
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	15,530,000	15,611,847
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	4,507,000	4,591,321
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	3,250,000	3,355,548
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	15,000,000	15,503,905
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	3,860,000	4,049,753
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (d)	5,350,000	5,366,714
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (d)	5,349,000	5,363,003
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (d)	10,896,000	11,045,249
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	3,241,000	3,185,540
Wells Fargo & Co 3.526% 3/24/2028 (d)	5,273,000	5,238,720
Wells Fargo & Co 4.478% 4/4/2031 (d)	8,118,000	8,171,644
Wells Fargo & Co 5.15% 4/23/2031 (d)	13,304,000	13,732,430
Wells Fargo & Co 5.244% 1/24/2031 (d)	6,240,000	6,461,644
Wells Fargo & Co 5.499% 1/23/2035 (d)	2,849,000	2,972,562
Wells Fargo & Co 5.605% 4/23/2036 (d)	3,890,000	4,077,155
		211,084,916
Capital Markets - 1.9%
Athene Global Funding 5.339% 1/15/2027 (h)	5,719,000	5,788,608
Athene Global Funding 5.583% 1/9/2029 (h)	2,875,000	2,953,269
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	5,355,000	4,796,000
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	2,100,000	1,934,574
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	23,641,000	23,515,223
Goldman Sachs Group Inc/The 3.8% 3/15/2030	8,794,000	8,655,108
Goldman Sachs Group Inc/The 6.75% 10/1/2037	1,275,000	1,423,379
Morgan Stanley 3.622% 4/1/2031 (d)	5,698,000	5,536,316
Morgan Stanley 3.625% 1/20/2027	6,245,000	6,228,741
Morgan Stanley 4.431% 1/23/2030 (d)	2,495,000	2,508,823
Morgan Stanley 4.889% 7/20/2033 (d)	9,357,000	9,491,715
Morgan Stanley 5.192% 4/17/2031 (d)	5,842,000	6,023,522
Morgan Stanley 5.23% 1/15/2031 (d)	9,000,000	9,283,385
Morgan Stanley 5.664% 4/17/2036 (d)	2,337,000	2,453,068
MSCI Inc 5.15% 3/15/2036	980,000	972,829
MSCI Inc 5.25% 9/1/2035	2,773,000	2,791,296
		94,355,856
Consumer Finance - 0.6%
Ally Financial Inc 7.1% 11/15/2027	4,120,000	4,328,334
Ally Financial Inc 8% 11/1/2031	405,000	459,677
Capital One Financial Corp 3.273% 3/1/2030 (d)	3,538,000	3,433,110
Capital One Financial Corp 3.65% 5/11/2027	7,652,000	7,616,057
Capital One Financial Corp 3.8% 1/31/2028	2,177,000	2,168,119
Capital One Financial Corp 4.1% 2/9/2027	1,620,000	1,621,094
Capital One Financial Corp 5.247% 7/26/2030 (d)	4,600,000	4,744,694
Synchrony Financial 3.95% 12/1/2027	3,523,000	3,506,212
		27,877,297
Financial Services - 0.6%
Corebridge Financial Inc 3.65% 4/5/2027	3,963,000	3,937,918
Corebridge Financial Inc 3.85% 4/5/2029	1,606,000	1,579,875
Corebridge Financial Inc 3.9% 4/5/2032	4,012,000	3,807,986
Corebridge Financial Inc 4.35% 4/5/2042	435,000	371,936
Corebridge Financial Inc 6.05% 9/15/2033	1,286,000	1,364,633
Corebridge Global Funding 4.9% 12/3/2029 (h)	3,500,000	3,560,493
Corebridge Global Funding 5.9% 9/19/2028 (h)	2,307,000	2,409,382
Equitable Holdings Inc 4.35% 4/20/2028	800,000	802,966
Equitable Holdings Inc 4.572% 2/15/2029 (h)	832,000	835,917
Jackson Financial Inc 3.125% 11/23/2031	436,000	396,384
Jackson Financial Inc 5.17% 6/8/2027	1,735,000	1,756,787
Jackson Financial Inc 5.67% 6/8/2032	1,866,000	1,938,465
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	4,479,000	4,020,587
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	1,723,000	1,612,336
Pine Street Trust II 5.568% 2/15/2049 (h)	3,236,000	3,024,085
		31,419,750
Insurance - 0.7%
Five Corners Funding Trust II 2.85% 5/15/2030 (h)	6,263,000	5,896,132
Liberty Mutual Group Inc 4.569% 2/1/2029 (h)	2,324,000	2,334,628
Marsh & McLennan Cos Inc 4.375% 3/15/2029	2,258,000	2,280,522
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (h)	3,298,000	2,131,979
MetLife Inc 5.3% 12/15/2034	6,750,000	7,019,664
Pacific LifeCorp 5.125% 1/30/2043 (h)	2,981,000	2,818,514
Reinsurance Group of America Inc 6% 9/15/2033	5,628,000	5,994,545
Unum Group 4% 6/15/2029	2,503,000	2,475,853
Unum Group 4.046% 8/15/2041 (h)	151,000	122,142
Unum Group 5.75% 8/15/2042	3,920,000	3,886,677
Western-Southern Global Funding 4.9% 5/1/2030 (h)	713,000	729,681
		35,690,337
TOTAL FINANCIALS		400,428,156
Health Care - 1.1%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	2,052,000	2,099,996
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	5,569,000	5,214,473
Centene Corp 2.625% 8/1/2031	2,597,000	2,233,795
Centene Corp 3.375% 2/15/2030	2,896,000	2,664,999
Centene Corp 4.25% 12/15/2027	3,262,000	3,242,795
Centene Corp 4.625% 12/15/2029	5,066,000	4,913,735
Cigna Group/The 4.8% 8/15/2038	2,144,000	2,052,925
CVS Health Corp 3% 8/15/2026	355,000	352,644
CVS Health Corp 3.625% 4/1/2027	1,019,000	1,013,383
CVS Health Corp 4.78% 3/25/2038	3,388,000	3,197,973
CVS Health Corp 5% 1/30/2029	1,590,000	1,623,706
CVS Health Corp 5% 9/15/2032	1,355,000	1,383,009
CVS Health Corp 5.25% 1/30/2031	652,000	673,737
HCA Inc 3.5% 9/1/2030	2,160,000	2,077,182
HCA Inc 3.625% 3/15/2032	487,000	459,986
HCA Inc 5.45% 4/1/2031	4,100,000	4,279,166
HCA Inc 5.625% 9/1/2028	2,246,000	2,315,122
HCA Inc 5.875% 2/1/2029	2,447,000	2,550,014
Humana Inc 3.7% 3/23/2029	1,508,000	1,480,626
Sabra Health Care LP 3.2% 12/1/2031	5,311,000	4,859,430
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	1,197,000	1,213,692
		47,802,392
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	757,000	791,092
Mylan Inc 4.55% 4/15/2028	2,271,000	2,273,398
Utah Acquisition Sub Inc 3.95% 6/15/2026	873,000	871,026
		3,935,516
TOTAL HEALTH CARE		53,837,904
Industrials - 0.5%
Aerospace & Defense - 0.3%
Boeing Co 5.04% 5/1/2027	1,681,000	1,698,209
Boeing Co 5.15% 5/1/2030	1,681,000	1,727,245
Boeing Co 5.705% 5/1/2040	1,703,000	1,738,386
Boeing Co 5.805% 5/1/2050	1,703,000	1,675,061
Boeing Co 5.93% 5/1/2060	1,680,000	1,647,334
Boeing Co 6.259% 5/1/2027	888,000	911,102
Boeing Co 6.298% 5/1/2029	1,138,000	1,207,928
Boeing Co 6.388% 5/1/2031	862,000	935,437
Boeing Co 6.528% 5/1/2034	923,000	1,021,169
Boeing Co 6.858% 5/1/2054	1,389,000	1,560,040
Boeing Co 7.008% 5/1/2064	1,311,000	1,489,624
		15,611,535
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	365,000	391,528
Carrier Global Corp 6.2% 3/15/2054	226,000	244,358
		635,886
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	2,261,000	2,252,636
Uber Technologies Inc 4.8% 9/15/2035	1,784,000	1,774,579
		4,027,215
Professional Services - 0.1%
Paychex Inc 5.1% 4/15/2030	399,000	410,776
Paychex Inc 5.35% 4/15/2032	555,000	574,751
Paychex Inc 5.6% 4/15/2035	435,000	455,573
Verisk Analytics Inc 4.5% 8/15/2030	1,121,000	1,129,481
Verisk Analytics Inc 5.125% 2/15/2036	2,519,000	2,530,501
		5,101,082
TOTAL INDUSTRIALS		25,375,718
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.15% 2/15/2029	2,289,000	2,286,519
Dell International LLC / EMC Corp 4.5% 2/15/2031	4,528,000	4,521,537
Dell International LLC / EMC Corp 4.75% 10/6/2032	3,018,000	3,014,034
Dell International LLC / EMC Corp 5.1% 2/15/2036	4,780,000	4,720,553
Dell International LLC / EMC Corp 6.1% 7/15/2027	1,349,000	1,385,865
Dell International LLC / EMC Corp 6.2% 7/15/2030	1,167,000	1,246,680
		17,175,188
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028	944,000	906,047
Broadcom Inc 2.45% 2/15/2031	8,034,000	7,348,527
Broadcom Inc 2.6% 2/15/2033	8,034,000	7,074,874
Broadcom Inc 3.419% 4/15/2033	725,000	671,107
Broadcom Inc 3.5% 2/15/2041	5,763,000	4,688,114
		20,688,669
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	1,721,000	1,683,716
Oracle Corp 4.8% 9/26/2032	2,871,000	2,771,727
Oracle Corp 5.2% 9/26/2035	2,614,000	2,504,423
Oracle Corp 5.875% 9/26/2045	1,612,000	1,455,836
Oracle Corp 5.95% 9/26/2055	2,021,000	1,790,635
Oracle Corp 6.1% 9/26/2065	2,080,000	1,834,544
		12,040,881
TOTAL INFORMATION TECHNOLOGY		49,904,738
Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (d)	1,196,000	1,251,190
Celanese US Holdings LLC 7.05% 11/15/2030 (d)	1,944,000	2,048,347
Celanese US Holdings LLC 7.2% 11/15/2033 (d)	1,136,000	1,200,089
TOTAL MATERIALS		4,499,626
Real Estate - 2.6%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 2.75% 4/1/2032	834,000	716,010
Store Capital LLC 2.75% 11/18/2030	4,952,000	4,508,379
Store Capital LLC 4.625% 3/15/2029	1,018,000	1,014,249
VICI Properties LP 4.75% 2/15/2028	3,531,000	3,565,485
VICI Properties LP 4.75% 4/1/2028	745,000	752,842
VICI Properties LP 4.95% 2/15/2030	4,599,000	4,654,203
VICI Properties LP 5.125% 5/15/2032	1,205,000	1,213,337
VICI Properties LP 5.75% 4/1/2034	503,000	519,094
Vornado Realty LP 2.15% 6/1/2026	1,069,000	1,057,217
WP Carey Inc 2.4% 2/1/2031	2,157,000	1,944,030
WP Carey Inc 3.85% 7/15/2029	724,000	713,741
		20,658,587
Health Care REITs - 0.7%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	2,366,000	2,397,580
Healthcare Realty Holdings LP 3.1% 2/15/2030	745,000	707,684
Healthcare Realty Holdings LP 3.5% 8/1/2026	775,000	770,819
Healthpeak OP LLC 3.25% 7/15/2026	325,000	323,419
Healthpeak OP LLC 3.5% 7/15/2029	373,000	362,541
Omega Healthcare Investors Inc 3.25% 4/15/2033	3,331,000	2,961,135
Omega Healthcare Investors Inc 3.375% 2/1/2031	1,500,000	1,400,408
Omega Healthcare Investors Inc 3.625% 10/1/2029	3,357,000	3,250,287
Omega Healthcare Investors Inc 4.5% 4/1/2027	9,194,000	9,224,266
Omega Healthcare Investors Inc 4.75% 1/15/2028	3,623,000	3,651,373
Ventas Realty LP 3% 1/15/2030	4,331,000	4,123,454
Ventas Realty LP 4% 3/1/2028	1,273,000	1,271,226
Ventas Realty LP 4.125% 1/15/2026	884,000	883,902
Ventas Realty LP 4.375% 2/1/2045	433,000	363,505
Ventas Realty LP 4.75% 11/15/2030	5,686,000	5,765,807
		37,457,406
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	1,037,000	950,934
Office REITs - 0.3%
Boston Properties LP 3.25% 1/30/2031	2,203,000	2,066,129
Boston Properties LP 4.5% 12/1/2028	2,209,000	2,223,277
Boston Properties LP 6.75% 12/1/2027	2,669,000	2,791,694
COPT Defense Properties LP 2% 1/15/2029	328,000	306,337
COPT Defense Properties LP 2.25% 3/15/2026	945,000	940,818
COPT Defense Properties LP 2.75% 4/15/2031	914,000	833,694
COPT Defense Properties LP 4.5% 10/15/2030	459,000	456,771
Hudson Pacific Properties LP 4.65% 4/1/2029	4,395,000	4,062,584
		13,681,304
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	2,619,000	2,566,969
Brandywine Operating Partnership LP 4.55% 10/1/2029	3,316,000	3,164,839
Brandywine Operating Partnership LP 8.3% 3/15/2028	3,596,000	3,791,055
CBRE Services Inc 2.5% 4/1/2031	3,160,000	2,866,178
Tanger Properties LP 2.75% 9/1/2031	2,490,000	2,253,218
Tanger Properties LP 3.125% 9/1/2026	3,468,000	3,442,244
		18,084,503
Residential REITs - 0.4%
American Homes 4 Rent LP 2.375% 7/15/2031	427,000	381,697
American Homes 4 Rent LP 3.625% 4/15/2032	1,758,000	1,660,481
American Homes 4 Rent LP 5.5% 7/15/2034	4,187,000	4,325,310
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	2,644,000	2,566,344
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	5,875,000	5,960,310
Sun Communities Operating LP 2.3% 11/1/2028	948,000	902,082
Sun Communities Operating LP 2.7% 7/15/2031	2,448,000	2,224,566
UDR Inc 5.125% 9/1/2034	1,692,000	1,710,363
		19,731,153
Retail REITs - 0.4%
Brixmor Operating Partnership LP 4.05% 7/1/2030	2,875,000	2,834,379
Brixmor Operating Partnership LP 4.125% 5/15/2029	2,868,000	2,856,340
Brixmor Operating Partnership LP 4.125% 6/15/2026	2,638,000	2,636,377
Kite Realty Group Trust 4.75% 9/15/2030	5,514,000	5,574,885
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	654,000	683,793
Realty Income Corp 2.2% 6/15/2028	453,000	434,483
Realty Income Corp 2.85% 12/15/2032	556,000	498,718
Realty Income Corp 3.25% 1/15/2031	579,000	551,224
Realty Income Corp 3.4% 1/15/2028	904,000	893,978
Regency Centers LP 5.1% 1/15/2035	1,953,000	1,977,479
Simon Property Group LP 2.45% 9/13/2029	924,000	873,455
		19,815,111
TOTAL REAL ESTATE		130,378,998
Utilities - 1.0%
Electric Utilities - 0.7%
Alabama Power Co 3.05% 3/15/2032	3,742,000	3,472,410
Cleco Corporate Holdings LLC 3.375% 9/15/2029	1,957,000	1,840,383
Cleco Corporate Holdings LLC 3.743% 5/1/2026	7,482,000	7,461,411
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	449,000	434,810
Duke Energy Corp 2.45% 6/1/2030	1,580,000	1,464,831
Duquesne Light Holdings Inc 2.532% 10/1/2030 (h)	750,000	681,332
Duquesne Light Holdings Inc 2.775% 1/7/2032 (h)	2,595,000	2,306,050
Exelon Corp 2.75% 3/15/2027	829,000	816,449
Exelon Corp 3.35% 3/15/2032	1,006,000	941,175
Exelon Corp 4.05% 4/15/2030	988,000	978,218
FirstEnergy Transmission LLC 4.75% 1/15/2033 (h)	8,632,000	8,629,244
Southern Co/The 4.85% 3/15/2035	5,500,000	5,432,364
		34,458,677
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	1,088,000	986,423
AES Corp/The 3.95% 7/15/2030 (h)	4,253,000	4,151,071
		5,137,494
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029	4,856,000	4,659,561
NiSource Inc 3.6% 5/1/2030	2,477,000	2,406,525
Puget Energy Inc 4.1% 6/15/2030	1,909,000	1,869,429
Puget Energy Inc 4.224% 3/15/2032	3,417,000	3,276,304
		12,211,819
TOTAL UTILITIES		51,807,990
TOTAL UNITED STATES		886,944,783
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,088,195,434)		1,046,532,368

U.S. Government Agency - Mortgage Securities - 20.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.1%
Fannie Mae 2% 11/1/2051	788,774	644,148
Fannie Mae 2% 3/1/2052	1,985,806	1,619,835
Fannie Mae 2.5% 1/1/2052	381,021	325,114
Fannie Mae 2.5% 4/1/2052	501,534	429,825
Fannie Mae 2.5% 6/1/2052	1,724,600	1,485,563
Fannie Mae 3% 12/1/2051	507,745	454,627
Fannie Mae 5.5% 2/1/2055	2,568,517	2,632,603
Fannie Mae 6.5% 7/1/2054	237,427	250,309
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.396% 5/1/2036 (c)(d)	8,724	8,945
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (c)(d)	1,286	1,314
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (c)(d)	1,501	1,542
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.391% 11/1/2036 (c)(d)	21,181	21,798
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.561% 6/1/2042 (c)(d)	14,047	14,617
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.618% 7/1/2035 (c)(d)	1,466	1,507
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (c)(d)	9,767	10,085
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (c)(d)	4,538	4,737
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (c)(d)	9,320	9,739
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (c)(d)	7,994	8,354
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (c)(d)	10,646	10,996
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (c)(d)	2,716	2,828
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 6.785% 9/1/2036 (c)(d)	19,382	20,105
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (c)(d)	6,792	7,060
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.944% 10/1/2033 (c)(d)	25,668	26,144
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (c)(d)	2,051	2,097
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.2597%, 6.508% 8/1/2036 (c)(d)	32,277	33,051
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 6.38% 10/1/2033 (c)(d)	2,815	2,880
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.462%, 6.452% 5/1/2035 (c)(d)	3,629	3,719
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,498,083	1,358,100
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	172,778	147,013
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,175,731	1,686,559
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	907,185	822,416
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	864,174	783,425
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	466,016	422,471
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	25,105	22,759
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	17,383	15,759
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	168,773	143,828
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	3,030,061	2,554,373
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	921,350	835,258
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	17,602	15,957
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	171,919	146,393
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	176,422	149,995
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,754,788	1,360,257
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	17,469	15,837
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	180,354	153,233
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	730,962	566,619
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	1,016,822	788,209
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	786,700	731,201
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	976,011	796,748
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	3,964,384	3,259,789
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	17,037	14,909
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	323,963	267,802
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	120,803	98,653
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,029,670	1,671,471
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,750,665	1,444,441
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	96,743	89,616
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	1,510,561	1,332,643
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	926,444	810,732
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	745,628	652,387
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	240,632	197,488
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	58,812	48,433
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	40,513	33,427
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	180,872	160,042
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,305	12,612
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	475,968	388,696
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	15,915	13,142
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,383,965	1,966,964
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,448,789	1,190,388
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,007,873	828,742
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	411,105	404,296
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	717,883	667,014
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,295	13,467
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	15,841	12,966
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	447,165	368,528
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	63,352	52,132
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	27,938	23,034
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	190,380	176,890
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	15,664	13,783
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	2,027,447	1,768,925
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,799	13,751
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,070,992	880,643
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	734,927	605,685
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	663,266	546,212
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	595,969	491,164
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	239,830	197,505
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	61,995	51,015
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	42,808	35,293
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	68,158	60,240
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	503,928	411,057
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	28,144	23,239
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	3,184,582	2,805,459
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	2,986,451	2,622,032
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	49,077	43,367
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	83,174	77,281
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	588,053	517,800
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	129,443	113,550
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,369,230	1,118,601
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	295,971	244,015
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	364,352	297,546
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	103,163	84,892
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	32,484	26,508
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	119,409	97,781
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	33,725	27,425
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	62,531	50,968
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	194,659	188,455
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	378,657	360,441
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	14,036	12,758
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	902,772	804,273
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	318,706	272,739
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,481,480	1,272,899
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	171,549	147,879
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	137,082	118,168
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	124,636	106,620
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	94,215	81,215
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	189,135	183,189
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	167,566	152,810
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	4,737,939	4,090,124
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	278,086	238,239
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	31,386	30,781
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	124,323	120,412
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	52,533	50,657
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	930,518	834,287
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	597,498	536,258
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	123,802	111,374
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,601,767	1,371,246
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,222,849	1,047,624
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	345,626	334,465
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	994,708	961,686
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	2,206,943	1,889,327
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,483,024	1,274,227
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	104,279	101,043
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	85,174	81,289
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	375,601	338,901
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	13,984	11,963
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	99,175	85,491
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	116,918	106,075
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	9,627	8,749
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	150,413	136,433
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	653,022	558,429
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	845,852	726,499
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	188,652	182,716
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	353,286	318,659
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,846,997	1,605,425
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	803,147	688,063
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	198,264	170,226
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	122,836	111,487
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	175,194	158,003
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	134,198	121,430
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	127,601	114,607
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	51,594	46,359
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,325,660	2,864,709
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,033,477	1,739,554
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,618,697	1,394,339
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,154	14,675
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	33,132	31,875
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	230,517	209,009
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	660,113	570,475
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	2,965,328	2,875,789
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	240,194	217,549
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	244,024	219,725
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	139,027	125,523
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	36,508	33,307
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,407,970	2,059,165
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,933,605	1,653,514
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,857,136	1,588,122
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035	526,826	501,646
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	794,580	713,888
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	102,403	99,711
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	107,673	99,650
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	102,237	94,773
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	86,567	80,016
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	41,525	38,770
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	25,133	23,411
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,356	18,868
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,666	17,273
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,550	17,129
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,417	17,096
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,172	15,899
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,463	15,257
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,418	15,210
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,161	7,515
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	711,249	635,286
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	2,983,788	2,658,585
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	595,915	530,594
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	483,641	436,521
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	35,532	31,848
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	4,394	3,939
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	41,612	37,194
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (g)	5,868,311	5,269,070
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	403,949	359,923
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	17,983	17,536
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	65,680	64,500
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	30,251	27,884
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	18,028	16,811
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	16,873	15,838
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	16,721	15,514
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,892	11,869
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	139,339	124,544
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,330,568	1,198,855
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,165,683	1,044,828
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,959	15,243
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,150	14,516
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	247,982	241,964
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	179,161	175,564
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	231,271	225,337
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	108,811	100,760
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	62,848	58,228
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	44,238	40,997
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	44,449	40,973
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	41,886	38,819
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	40,304	37,348
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	39,580	36,566
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	18,861	17,633
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	17,628	16,338
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,352	14,238
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,300	8,564
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,063	6,601
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	2,252	2,053
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,296,379	1,158,733
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,564,730	3,187,351
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	505,519	453,109
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	439,663	391,744
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	393,181	352,048
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	112,586	110,879
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	45,424	44,645
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	690,161	638,383
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	511,391	473,213
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	270,409	250,654
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	241,711	223,660
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	58,405	54,072
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	56,145	51,713
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	38,383	35,403
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,246	4,031
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	967,744	871,645
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,085,293	970,060
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	986,916	882,128
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	95,185	93,154
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	30,309	29,608
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	55,684	51,545
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	66,904	61,302
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	8,625	7,745
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	7,665	6,871
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,437,780	1,291,411
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	582,420	518,579
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	137,327	127,158
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	119,377	109,525
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	63,801	57,027
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,226,488	1,103,929
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	51,592	47,714
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	41,216	38,102
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	36,612	33,846
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	25,480	23,578
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	73,765	67,337
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	7,819	7,201
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	5,988	5,557
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	245,185	220,838
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	50,442	46,757
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	29,844	27,051
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	11,388	10,428
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	44,671	39,956
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,999,669	2,699,921
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	130,347	128,174
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	35,404	32,717
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	36,324	33,318
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	32,504	29,834
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,594,528	1,434,693
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	885,474	795,054
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	306,030	298,860
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	325,273	300,255
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	153,202	139,676
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	63,628	57,948
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	23,410	21,246
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	976,351	877,872
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	58,818	52,886
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	575,716	515,847
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	13,122	11,737
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	693,937	623,076
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	67,560	60,323
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	64,057	62,573
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	52,889	51,649
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	284,320	278,531
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	394,094	355,822
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	55,497	49,605
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	129,076	123,220
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	60,011	56,534
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	992,062	933,335
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	875,897	824,046
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	346,026	325,543
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	190,782	179,488
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	125,867	118,298
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	116,737	109,826
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	101,561	95,549
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	28,521	26,832
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	364,972	345,078
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	143,996	134,437
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	1,127,044	1,060,327
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	110,338	103,807
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	337,325	319,043
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	10,105,046	9,431,071
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	49,057	46,717
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	48,957	46,059
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	57,481	54,917
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	163,584	154,104
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	80,990	76,196
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	222,291	206,909
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	113,545	108,145
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	332,484	317,672
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	128,623	122,928
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	76,109	72,611
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	663,048	624,626
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	563,513	530,859
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	358,383	337,616
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	278,980	267,030
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	210,739	201,514
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	37,340	35,579
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	10,674	10,331
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	202,258	190,538
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	86,560	81,544
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	168,170	158,215
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	109,613	103,125
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	109,004	102,551
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	98,867	93,014
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	652,956	623,678
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	38,258	37,404
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	154,702	147,968
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	170,846	160,733
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	165,942	156,119
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	98,200	92,387
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	219,060	207,187
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	15,179	14,882
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,136	3,073
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	5,596	5,471
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	93,923	91,027
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	35,399	34,183
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	21,100	20,684
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	154,627	151,168
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	30,132	29,131
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	384,881	374,541
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,803,986	1,767,965
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,596	1,560
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	196,608	192,412
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	47,771	46,130
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,452	4,382
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,593	3,519
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	58,916	57,209
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	29,566	28,689
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	27,705	26,753
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	15,784	15,433
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	105,442	103,085
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	13,150	12,827
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,780	10,616
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	9,644	9,454
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	1,431,762	1,391,954
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	23,928	23,098
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	28,400	27,793
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	25,574	24,955
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	891,179	865,916
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	184,179	180,155
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	63,398	62,021
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	27,076	26,419
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,636	3,548
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	145,350	141,450
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	20,451	19,889
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	352,626	341,940
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	85,211	82,496
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	80,925	78,347
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	571,705	548,092
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	369,535	355,219
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	365,966	354,876
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	871,471	843,701
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	140,771	136,285
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	53,967	52,548
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	41,871	41,014
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	660,071	632,436
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	635,478	608,873
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	2,053	2,016
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	4,514	4,405
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	350,465	341,049
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	31,654	30,774
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	200,336	194,265
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	99,278	96,640
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	21,210	20,761
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	420,791	409,486
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	18,274	17,766
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	36,161	34,930
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	9,351	9,032
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	60,027	57,908
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	5,297,154	5,085,314
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	25,750	25,701
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	53,551	53,673
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	13,515	13,546
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	161,892	162,048
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	15,567	15,592
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	111,342	111,448
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	113,065	113,324
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	12,121	12,175
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	360,219	360,502
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	130,018	129,829
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	44,416	44,518
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	41,997	42,094
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	23,299	23,352
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	13,079	13,117
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	663	665
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	25,339	25,246
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	811,926	809,473
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	30,656	30,555
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	4,326	4,358
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	308,769	307,958
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	19,231	19,221
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2029	584	586
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	1,213,627	1,219,222
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	209,775	210,752
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	48,512	48,503
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	95,284	95,055
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	44,233	44,179
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	29,507	29,556
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	48,268	47,957
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	52,531	52,405
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	336,009	334,679
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	60,050	59,756
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	15,908	15,845
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	46,702	46,775
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	264,800	263,752
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	50,160	50,387
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	22,501	22,603
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,594	7,629
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	6,939	6,966
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	24,248	24,268
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	9,817	9,825
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	48,202	48,093
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	28,565	28,465
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	933,914	926,423
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	54,490	54,741
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	25,031	25,147
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	19,971	20,063
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,682	9,727
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	122,212	122,757
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	62,151	62,294
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	8,901,253	9,017,588
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	290,844	296,597
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,366,930	1,379,825
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,129,606	1,141,674
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	1,466,766	1,485,936
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,632,042	1,654,579
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	881,358	889,673
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	937,631	947,649
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	21,399	21,771
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	10,396	10,562
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	68,195	69,179
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	16,152	16,464
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	508,007	514,646
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	5,209,133	5,307,589
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	276,104	283,062
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	1,255,267	1,273,171
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	545,758	560,705
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	180,402	185,851
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	1,064,856	1,080,044
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	947,943	973,906
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	914,832	938,458
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	997,974	1,012,208
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	618,082	636,556
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.563% 5/1/2034 (c)(d)	10,265	10,375
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.998% 9/1/2033 (c)(d)	25,890	26,116
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.187% 10/1/2033 (c)(d)	1,024	1,040
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (c)(d)	1,434	1,461
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	61,014	64,368
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	61,719	65,216
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	5,954	6,295
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	22,336	23,362
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	62,469	65,806
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	42,760	44,534
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	35,469	37,087
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,813,322	1,877,036
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,623,283	1,693,184
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	605,185	632,191
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	241,205	252,346
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,544,161	1,609,207
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	22,820	24,117
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	790,522	814,990
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,963,571	2,050,120
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	457,293	479,728
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	85,407	90,163
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	2,267,460	2,336,935
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,322,334	1,378,553
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,211,258	1,263,417
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	2,481,386	2,557,415
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	723,674	757,155
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	9,788	10,343
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	644,108	669,627
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	186,815	197,323
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	284,029	296,259
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,168,057	3,286,658
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,757,006	1,832,116
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,471,932	1,517,032
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	2,655,179	2,740,682
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	96,368	100,548
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	2,603,843	2,683,625
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	4,652	4,913
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	108,898	113,416
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	479,914	498,330
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	3,013,262	3,105,588
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	790,915	827,444
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	306,531	324,542
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	5,092	5,324
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	49,320	51,709
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	177,465	187,343
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	2,518	2,673
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	729,893	761,716
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	628,250	664,967
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	732,773	763,920
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	479,310	508,109
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	14,868	15,544
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,860	2,988
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	6,140	6,449
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	988,295	1,030,303
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	244,744	258,436
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	45,280	47,452
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	35,405	37,103
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	8,345	8,757
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	341,709	360,730
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	451,055	478,332
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	355,003	376,583
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	823,740	868,536
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	220	221
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	357	376
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	112	118
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	72	76
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	46	48
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	237	249
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	415	436
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	11	12
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	92	96
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	166	174
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	54	57
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	4,922	5,173
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	97	97
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	22	22
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	22	22
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	49	49
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	29	29
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	362	362
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	36	38
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	59	62
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	397	404
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	216	217
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	75	77
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	355	362
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	92	94
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	201	209
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	3,234	3,398
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	71	72
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	131	137
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	210	213
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	62	63
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	85	87
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	63	64
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	47	48
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	898	922
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	89	93
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	1,746	1,777
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	229	236
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	49	50
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	1,465	1,489
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	868	904
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	665	693
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	159	163
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	159	163
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	58	59
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	6,473	6,752
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	445	465
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	14	14
Freddie Mac Gold Pool 1.5% 1/1/2036	781,052	708,069
Freddie Mac Gold Pool 1.5% 1/1/2051	2,152,732	1,668,731
Freddie Mac Gold Pool 1.5% 11/1/2035	891,601	808,288
Freddie Mac Gold Pool 1.5% 11/1/2035	61,847	56,068
Freddie Mac Gold Pool 1.5% 12/1/2035	894,402	810,828
Freddie Mac Gold Pool 1.5% 12/1/2040	103,668	88,274
Freddie Mac Gold Pool 1.5% 2/1/2041	178,344	151,493
Freddie Mac Gold Pool 1.5% 2/1/2051	2,189,457	1,697,199
Freddie Mac Gold Pool 1.5% 3/1/2036	29,451	26,699
Freddie Mac Gold Pool 1.5% 3/1/2041	180,455	153,294
Freddie Mac Gold Pool 1.5% 4/1/2041	183,799	155,894
Freddie Mac Gold Pool 1.5% 4/1/2051	9,542,181	7,396,803
Freddie Mac Gold Pool 1.5% 5/1/2036	51,438	46,615
Freddie Mac Gold Pool 1.5% 7/1/2035	266,234	242,855
Freddie Mac Gold Pool 1.5% 8/1/2035	735,119	668,266
Freddie Mac Gold Pool 2% 1/1/2052	246,246	202,480
Freddie Mac Gold Pool 2% 1/1/2052	135,771	111,937
Freddie Mac Gold Pool 2% 1/1/2052	131,480	106,797
Freddie Mac Gold Pool 2% 1/1/2052	49,237	40,625
Freddie Mac Gold Pool 2% 10/1/2041	17,391	15,219
Freddie Mac Gold Pool 2% 10/1/2050	117,976	96,344
Freddie Mac Gold Pool 2% 10/1/2051	2,349,589	1,930,525
Freddie Mac Gold Pool 2% 10/1/2051	859,103	707,487
Freddie Mac Gold Pool 2% 10/1/2051	192,587	158,358
Freddie Mac Gold Pool 2% 11/1/2041	418,174	365,781
Freddie Mac Gold Pool 2% 11/1/2050	6,413,007	5,237,143
Freddie Mac Gold Pool 2% 11/1/2050	17,683	14,441
Freddie Mac Gold Pool 2% 11/1/2050	15,661	12,931
Freddie Mac Gold Pool 2% 11/1/2051	1,375,683	1,126,452
Freddie Mac Gold Pool 2% 11/1/2051	691,551	568,641
Freddie Mac Gold Pool 2% 11/1/2051	277,168	227,907
Freddie Mac Gold Pool 2% 11/1/2051	164,754	135,472
Freddie Mac Gold Pool 2% 12/1/2051	2,455,376	2,018,979
Freddie Mac Gold Pool 2% 12/1/2051	25,178	20,735
Freddie Mac Gold Pool 2% 12/1/2051	18,204	15,020
Freddie Mac Gold Pool 2% 2/1/2042	465,561	406,496
Freddie Mac Gold Pool 2% 2/1/2052	3,659,790	3,005,900
Freddie Mac Gold Pool 2% 2/1/2052	223,116	183,880
Freddie Mac Gold Pool 2% 3/1/2041	159,546	141,054
Freddie Mac Gold Pool 2% 3/1/2051	343,622	280,617
Freddie Mac Gold Pool 2% 3/1/2052	792,326	648,781
Freddie Mac Gold Pool 2% 4/1/2051	72,200	58,894
Freddie Mac Gold Pool 2% 5/1/2041	282,532	248,200
Freddie Mac Gold Pool 2% 5/1/2051	1,672,337	1,380,859
Freddie Mac Gold Pool 2% 5/1/2051	188,324	155,088
Freddie Mac Gold Pool 2% 5/1/2051	78,679	64,351
Freddie Mac Gold Pool 2% 6/1/2041	482,416	423,498
Freddie Mac Gold Pool 2% 6/1/2050	804,139	662,978
Freddie Mac Gold Pool 2% 6/1/2052	87,177	70,893
Freddie Mac Gold Pool 2% 7/1/2041	2,158,185	1,896,580
Freddie Mac Gold Pool 2% 7/1/2041	16,727	14,672
Freddie Mac Gold Pool 2% 7/1/2050	12,665	10,347
Freddie Mac Gold Pool 2% 7/1/2051	106,501	87,639
Freddie Mac Gold Pool 2% 8/1/2051	244,382	199,573
Freddie Mac Gold Pool 2% 9/1/2050	1,940,097	1,584,368
Freddie Mac Gold Pool 2% 9/1/2050	212,676	173,680
Freddie Mac Gold Pool 2% 9/1/2050	22,085	18,036
Freddie Mac Gold Pool 2.5% 1/1/2033	9,529	9,187
Freddie Mac Gold Pool 2.5% 1/1/2041	398,342	359,584
Freddie Mac Gold Pool 2.5% 1/1/2042	912,349	817,347
Freddie Mac Gold Pool 2.5% 1/1/2052	781,360	671,351
Freddie Mac Gold Pool 2.5% 10/1/2040	297,312	269,107
Freddie Mac Gold Pool 2.5% 10/1/2041	443,802	398,336
Freddie Mac Gold Pool 2.5% 11/1/2031	161,254	156,179
Freddie Mac Gold Pool 2.5% 11/1/2041	3,999,306	3,604,791
Freddie Mac Gold Pool 2.5% 11/1/2041	171,373	154,162
Freddie Mac Gold Pool 2.5% 11/1/2041	116,351	104,901
Freddie Mac Gold Pool 2.5% 11/1/2049	28,152	24,100
Freddie Mac Gold Pool 2.5% 11/1/2050	4,157,646	3,585,277
Freddie Mac Gold Pool 2.5% 11/1/2050	1,950,264	1,687,262
Freddie Mac Gold Pool 2.5% 11/1/2051	316,339	272,889
Freddie Mac Gold Pool 2.5% 12/1/2050	229,530	198,362
Freddie Mac Gold Pool 2.5% 12/1/2051	1,698,711	1,454,238
Freddie Mac Gold Pool 2.5% 12/1/2051	174,564	150,587
Freddie Mac Gold Pool 2.5% 2/1/2042	749,375	674,717
Freddie Mac Gold Pool 2.5% 2/1/2051	952,509	823,166
Freddie Mac Gold Pool 2.5% 3/1/2050	383,657	328,082
Freddie Mac Gold Pool 2.5% 3/1/2051	493,339	422,031
Freddie Mac Gold Pool 2.5% 4/1/2042	111,000	99,562
Freddie Mac Gold Pool 2.5% 4/1/2052	915,529	789,205
Freddie Mac Gold Pool 2.5% 5/1/2041	1,597,331	1,447,571
Freddie Mac Gold Pool 2.5% 5/1/2051	916,277	789,277
Freddie Mac Gold Pool 2.5% 5/1/2051	330,265	285,109
Freddie Mac Gold Pool 2.5% 6/1/2041	132,307	119,380
Freddie Mac Gold Pool 2.5% 7/1/2032	227,619	219,911
Freddie Mac Gold Pool 2.5% 8/1/2041	686,434	616,755
Freddie Mac Gold Pool 2.5% 8/1/2041	95,609	86,311
Freddie Mac Gold Pool 2.5% 8/1/2050	3,913,551	3,362,555
Freddie Mac Gold Pool 2.5% 8/1/2050	971,178	839,300
Freddie Mac Gold Pool 2.5% 9/1/2039	5,956	5,443
Freddie Mac Gold Pool 2.5% 9/1/2041	209,084	188,567
Freddie Mac Gold Pool 3% 1/1/2033	41,267	40,228
Freddie Mac Gold Pool 3% 1/1/2034	78,785	76,753
Freddie Mac Gold Pool 3% 1/1/2043	102,675	95,206
Freddie Mac Gold Pool 3% 1/1/2052	1,305,008	1,161,960
Freddie Mac Gold Pool 3% 1/1/2052	577,106	514,208
Freddie Mac Gold Pool 3% 1/1/2052	318,219	283,537
Freddie Mac Gold Pool 3% 10/1/2049	285,579	255,971
Freddie Mac Gold Pool 3% 11/1/2042	121,331	113,723
Freddie Mac Gold Pool 3% 11/1/2042	31,041	28,787
Freddie Mac Gold Pool 3% 11/1/2042	9,169	8,537
Freddie Mac Gold Pool 3% 11/1/2050	148,404	132,647
Freddie Mac Gold Pool 3% 11/1/2051	313,868	279,660
Freddie Mac Gold Pool 3% 12/1/2030	34,606	33,984
Freddie Mac Gold Pool 3% 12/1/2032	92,945	90,841
Freddie Mac Gold Pool 3% 12/1/2044	21,239	19,671
Freddie Mac Gold Pool 3% 12/1/2046	2,076,709	1,893,506
Freddie Mac Gold Pool 3% 12/1/2049	41,731	37,404
Freddie Mac Gold Pool 3% 12/1/2050	775,687	693,327
Freddie Mac Gold Pool 3% 2/1/2033	32,702	32,141
Freddie Mac Gold Pool 3% 2/1/2043	286,450	266,188
Freddie Mac Gold Pool 3% 2/1/2043	56,857	52,962
Freddie Mac Gold Pool 3% 2/1/2043	48,209	44,615
Freddie Mac Gold Pool 3% 2/1/2043	27,053	25,109
Freddie Mac Gold Pool 3% 2/1/2043	20,064	18,597
Freddie Mac Gold Pool 3% 2/1/2043	13,088	12,101
Freddie Mac Gold Pool 3% 3/1/2033	76,316	74,483
Freddie Mac Gold Pool 3% 3/1/2050	519,732	465,847
Freddie Mac Gold Pool 3% 3/1/2052	158,576	141,194
Freddie Mac Gold Pool 3% 4/1/2032	13,778	13,517
Freddie Mac Gold Pool 3% 4/1/2032	4,788	4,699
Freddie Mac Gold Pool 3% 4/1/2033	35,720	34,861
Freddie Mac Gold Pool 3% 4/1/2034	185,919	181,067
Freddie Mac Gold Pool 3% 4/1/2046	33,901	30,953
Freddie Mac Gold Pool 3% 4/1/2046	30,941	28,250
Freddie Mac Gold Pool 3% 4/1/2050	519,848	465,951
Freddie Mac Gold Pool 3% 4/1/2050	510,315	459,480
Freddie Mac Gold Pool 3% 4/1/2051	543,963	481,787
Freddie Mac Gold Pool 3% 4/1/2052	1,423,401	1,283,389
Freddie Mac Gold Pool 3% 5/1/2045	31,674	28,933
Freddie Mac Gold Pool 3% 5/1/2045	20,208	18,454
Freddie Mac Gold Pool 3% 5/1/2045	18,197	16,646
Freddie Mac Gold Pool 3% 5/1/2045	15,525	14,182
Freddie Mac Gold Pool 3% 5/1/2046	551,678	503,700
Freddie Mac Gold Pool 3% 5/1/2046	86,809	79,259
Freddie Mac Gold Pool 3% 5/1/2051	381,661	341,137
Freddie Mac Gold Pool 3% 5/1/2051	89,203	79,732
Freddie Mac Gold Pool 3% 6/1/2031	33,130	32,544
Freddie Mac Gold Pool 3% 6/1/2031	15,306	15,039
Freddie Mac Gold Pool 3% 6/1/2031	9,042	8,874
Freddie Mac Gold Pool 3% 6/1/2031	7,672	7,544
Freddie Mac Gold Pool 3% 6/1/2031	7,122	6,986
Freddie Mac Gold Pool 3% 6/1/2031	5,507	5,400
Freddie Mac Gold Pool 3% 6/1/2031	4,861	4,780
Freddie Mac Gold Pool 3% 6/1/2045	64,999	59,663
Freddie Mac Gold Pool 3% 6/1/2045	24,735	22,719
Freddie Mac Gold Pool 3% 6/1/2045	9,833	9,032
Freddie Mac Gold Pool 3% 6/1/2046	550,609	502,551
Freddie Mac Gold Pool 3% 6/1/2050	1,775,209	1,600,591
Freddie Mac Gold Pool 3% 6/1/2052	522,091	464,862
Freddie Mac Gold Pool 3% 7/1/2032	16,784	16,430
Freddie Mac Gold Pool 3% 7/1/2045	42,509	38,887
Freddie Mac Gold Pool 3% 7/1/2045	19,272	18,001
Freddie Mac Gold Pool 3% 8/1/2032	21,045	20,607
Freddie Mac Gold Pool 3% 8/1/2032	13,825	13,526
Freddie Mac Gold Pool 3% 8/1/2042	12,730	11,834
Freddie Mac Gold Pool 3% 8/1/2042	9,805	9,083
Freddie Mac Gold Pool 3% 8/1/2045	31,923	29,217
Freddie Mac Gold Pool 3% 8/1/2045	30,453	27,813
Freddie Mac Gold Pool 3% 8/1/2045	27,884	25,622
Freddie Mac Gold Pool 3% 8/1/2045	18,271	16,788
Freddie Mac Gold Pool 3% 8/1/2045	12,594	11,569
Freddie Mac Gold Pool 3% 8/1/2049	3,268	2,938
Freddie Mac Gold Pool 3% 9/1/2049	9,423	8,520
Freddie Mac Gold Pool 3% 9/1/2050	10,193	9,111
Freddie Mac Gold Pool 3% 9/1/2051	280,811	250,732
Freddie Mac Gold Pool 3.5% 1/1/2043	15,399	14,647
Freddie Mac Gold Pool 3.5% 1/1/2046	32,288	30,453
Freddie Mac Gold Pool 3.5% 1/1/2048	4,255	4,023
Freddie Mac Gold Pool 3.5% 10/1/2040	19,442	18,634
Freddie Mac Gold Pool 3.5% 10/1/2042	113,537	108,590
Freddie Mac Gold Pool 3.5% 10/1/2047	11,377	10,761
Freddie Mac Gold Pool 3.5% 10/1/2049	1,854,749	1,740,896
Freddie Mac Gold Pool 3.5% 11/1/2033	18,568	18,280
Freddie Mac Gold Pool 3.5% 11/1/2040	40,551	38,963
Freddie Mac Gold Pool 3.5% 11/1/2046	6,108	5,753
Freddie Mac Gold Pool 3.5% 11/1/2047	75,639	71,540
Freddie Mac Gold Pool 3.5% 11/1/2047	12,470	11,746
Freddie Mac Gold Pool 3.5% 12/1/2033	161,467	159,250
Freddie Mac Gold Pool 3.5% 12/1/2040	39,093	37,116
Freddie Mac Gold Pool 3.5% 12/1/2047	17,546	16,590
Freddie Mac Gold Pool 3.5% 12/1/2052	608,123	562,812
Freddie Mac Gold Pool 3.5% 2/1/2034	4,249,727	4,192,423
Freddie Mac Gold Pool 3.5% 2/1/2034	213,221	208,972
Freddie Mac Gold Pool 3.5% 2/1/2043	337,346	322,301
Freddie Mac Gold Pool 3.5% 2/1/2043	101,156	96,894
Freddie Mac Gold Pool 3.5% 2/1/2043	37,014	35,566
Freddie Mac Gold Pool 3.5% 2/1/2052	197,567	184,452
Freddie Mac Gold Pool 3.5% 3/1/2032	397,909	393,809
Freddie Mac Gold Pool 3.5% 3/1/2045	51,378	48,696
Freddie Mac Gold Pool 3.5% 3/1/2045	14,464	13,735
Freddie Mac Gold Pool 3.5% 3/1/2045	13,175	12,505
Freddie Mac Gold Pool 3.5% 3/1/2045	8,722	8,343
Freddie Mac Gold Pool 3.5% 3/1/2052 (e)	3,149,739	2,938,677
Freddie Mac Gold Pool 3.5% 3/1/2052	835,841	779,335
Freddie Mac Gold Pool 3.5% 3/1/2052	775,249	721,362
Freddie Mac Gold Pool 3.5% 4/1/2040	48,076	46,223
Freddie Mac Gold Pool 3.5% 4/1/2042	41,548	39,825
Freddie Mac Gold Pool 3.5% 4/1/2043	757,347	723,097
Freddie Mac Gold Pool 3.5% 4/1/2043	166,204	158,744
Freddie Mac Gold Pool 3.5% 4/1/2043	78,519	75,069
Freddie Mac Gold Pool 3.5% 4/1/2046	448,834	423,326
Freddie Mac Gold Pool 3.5% 4/1/2046	249,870	235,669
Freddie Mac Gold Pool 3.5% 5/1/2034	188,859	186,045
Freddie Mac Gold Pool 3.5% 5/1/2040	91,770	88,291
Freddie Mac Gold Pool 3.5% 5/1/2045	618,137	584,844
Freddie Mac Gold Pool 3.5% 5/1/2045	12,816	12,131
Freddie Mac Gold Pool 3.5% 5/1/2045	8,169	7,703
Freddie Mac Gold Pool 3.5% 5/1/2045	6,814	6,458
Freddie Mac Gold Pool 3.5% 5/1/2046	393,426	372,297
Freddie Mac Gold Pool 3.5% 6/1/2032	1,899,311	1,878,503
Freddie Mac Gold Pool 3.5% 6/1/2040	81,344	78,369
Freddie Mac Gold Pool 3.5% 6/1/2045	752,957	712,928
Freddie Mac Gold Pool 3.5% 6/1/2045	122,460	116,264
Freddie Mac Gold Pool 3.5% 6/1/2045	14,271	13,551
Freddie Mac Gold Pool 3.5% 6/1/2048	12,197	11,443
Freddie Mac Gold Pool 3.5% 7/1/2040	7,736	7,429
Freddie Mac Gold Pool 3.5% 7/1/2042	307,746	294,133
Freddie Mac Gold Pool 3.5% 7/1/2042	57,238	54,812
Freddie Mac Gold Pool 3.5% 7/1/2047	185,478	175,484
Freddie Mac Gold Pool 3.5% 7/1/2051	1,080,898	1,006,779
Freddie Mac Gold Pool 3.5% 8/1/2034	320,071	315,185
Freddie Mac Gold Pool 3.5% 8/1/2040	52,577	50,561
Freddie Mac Gold Pool 3.5% 8/1/2042	22,058	21,083
Freddie Mac Gold Pool 3.5% 8/1/2043	9,382	8,963
Freddie Mac Gold Pool 3.5% 8/1/2047	288,412	272,871
Freddie Mac Gold Pool 3.5% 8/1/2047	33,465	31,652
Freddie Mac Gold Pool 3.5% 8/1/2047	21,508	20,349
Freddie Mac Gold Pool 3.5% 9/1/2040	42,149	40,577
Freddie Mac Gold Pool 3.5% 9/1/2042	471,121	450,028
Freddie Mac Gold Pool 3.5% 9/1/2042	383,178	365,851
Freddie Mac Gold Pool 3.5% 9/1/2042	7,669	7,323
Freddie Mac Gold Pool 3.5% 9/1/2046	170,347	161,199
Freddie Mac Gold Pool 3.5% 9/1/2047	5,916	5,595
Freddie Mac Gold Pool 3.5% 9/1/2047	5,507	5,209
Freddie Mac Gold Pool 4% 1/1/2041	462,944	454,250
Freddie Mac Gold Pool 4% 1/1/2043	8,730	8,505
Freddie Mac Gold Pool 4% 1/1/2044	17,543	17,053
Freddie Mac Gold Pool 4% 10/1/2042	11,006	10,748
Freddie Mac Gold Pool 4% 10/1/2042	6,556	6,459
Freddie Mac Gold Pool 4% 10/1/2042	4,593	4,474
Freddie Mac Gold Pool 4% 10/1/2043	43,696	42,531
Freddie Mac Gold Pool 4% 10/1/2043	18,861	18,333
Freddie Mac Gold Pool 4% 10/1/2043	13,528	13,153
Freddie Mac Gold Pool 4% 10/1/2043	10,901	10,639
Freddie Mac Gold Pool 4% 10/1/2052	396,013	381,042
Freddie Mac Gold Pool 4% 11/1/2041	2,773	2,718
Freddie Mac Gold Pool 4% 11/1/2042	1,235,193	1,210,531
Freddie Mac Gold Pool 4% 11/1/2042	38,625	37,728
Freddie Mac Gold Pool 4% 11/1/2042	33,449	32,623
Freddie Mac Gold Pool 4% 11/1/2042	24,040	23,482
Freddie Mac Gold Pool 4% 11/1/2042	14,790	14,414
Freddie Mac Gold Pool 4% 11/1/2042	1,407	1,396
Freddie Mac Gold Pool 4% 11/1/2043	210,111	205,193
Freddie Mac Gold Pool 4% 11/1/2051	16,548	15,980
Freddie Mac Gold Pool 4% 12/1/2042	24,793	24,184
Freddie Mac Gold Pool 4% 12/1/2042	10,844	10,634
Freddie Mac Gold Pool 4% 2/1/2043	36,158	35,257
Freddie Mac Gold Pool 4% 2/1/2043	23,905	23,288
Freddie Mac Gold Pool 4% 2/1/2043	21,699	21,126
Freddie Mac Gold Pool 4% 2/1/2043	10,310	10,040
Freddie Mac Gold Pool 4% 2/1/2044	14,043	13,640
Freddie Mac Gold Pool 4% 2/1/2045	302,492	294,230
Freddie Mac Gold Pool 4% 2/1/2048	28,319	27,449
Freddie Mac Gold Pool 4% 3/1/2043	14,923	14,619
Freddie Mac Gold Pool 4% 4/1/2042	928,866	907,636
Freddie Mac Gold Pool 4% 4/1/2042	515,538	504,911
Freddie Mac Gold Pool 4% 4/1/2043	16,636	16,241
Freddie Mac Gold Pool 4% 4/1/2043	8,729	8,598
Freddie Mac Gold Pool 4% 4/1/2046	106,848	103,801
Freddie Mac Gold Pool 4% 4/1/2052	17,363	16,756
Freddie Mac Gold Pool 4% 5/1/2037	1,250,870	1,239,729
Freddie Mac Gold Pool 4% 5/1/2043	20,424	19,891
Freddie Mac Gold Pool 4% 5/1/2043	14,967	14,565
Freddie Mac Gold Pool 4% 5/1/2043	8,265	8,043
Freddie Mac Gold Pool 4% 5/1/2043	3,923	3,826
Freddie Mac Gold Pool 4% 5/1/2048	740,956	715,955
Freddie Mac Gold Pool 4% 5/1/2048	496,552	481,302
Freddie Mac Gold Pool 4% 6/1/2043	22,991	22,532
Freddie Mac Gold Pool 4% 6/1/2043	15,928	15,504
Freddie Mac Gold Pool 4% 7/1/2043	42,899	41,777
Freddie Mac Gold Pool 4% 7/1/2043	33,202	32,397
Freddie Mac Gold Pool 4% 7/1/2043	21,232	20,716
Freddie Mac Gold Pool 4% 7/1/2043	14,983	14,579
Freddie Mac Gold Pool 4% 7/1/2043	12,995	12,641
Freddie Mac Gold Pool 4% 7/1/2043	10,227	9,947
Freddie Mac Gold Pool 4% 7/1/2043	5,727	5,573
Freddie Mac Gold Pool 4% 8/1/2043	23,163	22,553
Freddie Mac Gold Pool 4% 8/1/2043	22,409	21,956
Freddie Mac Gold Pool 4% 8/1/2043	16,320	16,008
Freddie Mac Gold Pool 4% 8/1/2043	7,512	7,307
Freddie Mac Gold Pool 4% 8/1/2044	8,715	8,473
Freddie Mac Gold Pool 4% 8/1/2044	5,989	5,851
Freddie Mac Gold Pool 4% 8/1/2052	16,861	16,265
Freddie Mac Gold Pool 4% 9/1/2041	38,377	37,612
Freddie Mac Gold Pool 4% 9/1/2042	24,369	23,914
Freddie Mac Gold Pool 4% 9/1/2043	36,085	35,182
Freddie Mac Gold Pool 4% 9/1/2043	33,748	32,879
Freddie Mac Gold Pool 4% 9/1/2043	28,385	27,632
Freddie Mac Gold Pool 4% 9/1/2043	28,003	27,300
Freddie Mac Gold Pool 4% 9/1/2043	24,036	23,379
Freddie Mac Gold Pool 4% 9/1/2043	23,721	23,126
Freddie Mac Gold Pool 4% 9/1/2043	10,939	10,634
Freddie Mac Gold Pool 4% 9/1/2043	936	928
Freddie Mac Gold Pool 4% 9/1/2051	13,341	12,886
Freddie Mac Gold Pool 4.5% 1/1/2041	13,994	14,042
Freddie Mac Gold Pool 4.5% 1/1/2042	572,626	573,975
Freddie Mac Gold Pool 4.5% 1/1/2047	18,033	17,989
Freddie Mac Gold Pool 4.5% 10/1/2041	162,156	162,411
Freddie Mac Gold Pool 4.5% 10/1/2041	8,077	8,110
Freddie Mac Gold Pool 4.5% 10/1/2048	1,080,291	1,079,658
Freddie Mac Gold Pool 4.5% 10/1/2048	55,744	55,398
Freddie Mac Gold Pool 4.5% 12/1/2040	40,231	40,345
Freddie Mac Gold Pool 4.5% 12/1/2045	42,938	43,082
Freddie Mac Gold Pool 4.5% 12/1/2046	14,964	14,927
Freddie Mac Gold Pool 4.5% 12/1/2047	323,993	322,487
Freddie Mac Gold Pool 4.5% 2/1/2041	27,792	27,858
Freddie Mac Gold Pool 4.5% 2/1/2041	27,773	27,834
Freddie Mac Gold Pool 4.5% 2/1/2041	20,893	20,919
Freddie Mac Gold Pool 4.5% 2/1/2041	20,014	20,069
Freddie Mac Gold Pool 4.5% 2/1/2041	16,993	17,049
Freddie Mac Gold Pool 4.5% 2/1/2041	11,861	11,880
Freddie Mac Gold Pool 4.5% 2/1/2044	103,821	103,703
Freddie Mac Gold Pool 4.5% 2/1/2047	69,005	68,835
Freddie Mac Gold Pool 4.5% 3/1/2041	109,292	109,543
Freddie Mac Gold Pool 4.5% 3/1/2041	26,581	26,644
Freddie Mac Gold Pool 4.5% 3/1/2041	15,299	15,332
Freddie Mac Gold Pool 4.5% 3/1/2044	103,057	102,947
Freddie Mac Gold Pool 4.5% 3/1/2044	68,260	68,228
Freddie Mac Gold Pool 4.5% 3/1/2044	63,592	63,518
Freddie Mac Gold Pool 4.5% 3/1/2044	38,547	38,495
Freddie Mac Gold Pool 4.5% 4/1/2035	1,056	1,062
Freddie Mac Gold Pool 4.5% 4/1/2041	178,233	178,618
Freddie Mac Gold Pool 4.5% 4/1/2041	28,360	28,394
Freddie Mac Gold Pool 4.5% 4/1/2041	27,688	27,739
Freddie Mac Gold Pool 4.5% 4/1/2048	149,512	148,723
Freddie Mac Gold Pool 4.5% 4/1/2048	59,346	59,051
Freddie Mac Gold Pool 4.5% 4/1/2048	58,056	57,750
Freddie Mac Gold Pool 4.5% 5/1/2039	84,358	84,701
Freddie Mac Gold Pool 4.5% 5/1/2041	29,672	29,707
Freddie Mac Gold Pool 4.5% 5/1/2041	19,849	19,890
Freddie Mac Gold Pool 4.5% 5/1/2041	4,351	4,359
Freddie Mac Gold Pool 4.5% 5/1/2047	175,650	175,163
Freddie Mac Gold Pool 4.5% 5/1/2047	134,269	133,897
Freddie Mac Gold Pool 4.5% 5/1/2047	60,535	60,367
Freddie Mac Gold Pool 4.5% 5/1/2048	118,028	117,405
Freddie Mac Gold Pool 4.5% 6/1/2035	487	490
Freddie Mac Gold Pool 4.5% 6/1/2041	27,701	27,791
Freddie Mac Gold Pool 4.5% 6/1/2041	22,917	22,954
Freddie Mac Gold Pool 4.5% 6/1/2041	19,370	19,430
Freddie Mac Gold Pool 4.5% 6/1/2041	9,101	9,141
Freddie Mac Gold Pool 4.5% 6/1/2047	251,692	250,994
Freddie Mac Gold Pool 4.5% 6/1/2047	74,850	74,853
Freddie Mac Gold Pool 4.5% 7/1/2047	137,844	137,935
Freddie Mac Gold Pool 4.5% 7/1/2047	106,687	106,391
Freddie Mac Gold Pool 4.5% 7/1/2047	59,233	59,236
Freddie Mac Gold Pool 4.5% 8/1/2040	4,427	4,440
Freddie Mac Gold Pool 4.5% 8/1/2041	52,996	53,109
Freddie Mac Gold Pool 4.5% 8/1/2041	4,175	4,186
Freddie Mac Gold Pool 4.5% 9/1/2041	417,011	417,867
Freddie Mac Gold Pool 4.5% 9/1/2041	73,880	74,046
Freddie Mac Gold Pool 4.5% 9/1/2041	9,782	9,806
Freddie Mac Gold Pool 5% 1/1/2040	53,629	54,754
Freddie Mac Gold Pool 5% 1/1/2053	884,333	892,676
Freddie Mac Gold Pool 5% 10/1/2052	941,759	951,821
Freddie Mac Gold Pool 5% 11/1/2052	1,002,554	1,016,398
Freddie Mac Gold Pool 5% 11/1/2053	612,830	621,675
Freddie Mac Gold Pool 5% 12/1/2052	1,060,405	1,071,734
Freddie Mac Gold Pool 5% 12/1/2052	948,214	957,160
Freddie Mac Gold Pool 5% 12/1/2052	255,433	257,843
Freddie Mac Gold Pool 5% 4/1/2040	104,541	106,749
Freddie Mac Gold Pool 5% 4/1/2054	73,720	74,738
Freddie Mac Gold Pool 5% 5/1/2040	9,992	10,201
Freddie Mac Gold Pool 5% 6/1/2040	36,217	36,981
Freddie Mac Gold Pool 5% 6/1/2041	167,788	171,337
Freddie Mac Gold Pool 5% 6/1/2052	735,767	746,157
Freddie Mac Gold Pool 5% 7/1/2040	11,829	12,075
Freddie Mac Gold Pool 5% 8/1/2040	1,599,943	1,620,854
Freddie Mac Gold Pool 5% 8/1/2040	50,754	51,815
Freddie Mac Gold Pool 5.5% 1/1/2055	1,798,386	1,845,393
Freddie Mac Gold Pool 5.5% 10/1/2054	686,114	704,048
Freddie Mac Gold Pool 5.5% 11/1/2054	601,179	619,710
Freddie Mac Gold Pool 5.5% 2/1/2054	242,077	246,513
Freddie Mac Gold Pool 5.5% 3/1/2053 (e)(f)	3,076,789	3,175,479
Freddie Mac Gold Pool 5.5% 4/1/2055	315,748	320,251
Freddie Mac Gold Pool 5.5% 5/1/2055	636,089	646,434
Freddie Mac Gold Pool 5.5% 5/1/2055	166,355	168,727
Freddie Mac Gold Pool 5.5% 8/1/2055	1,345,943	1,385,330
Freddie Mac Gold Pool 6% 11/1/2038	145,043	151,061
Freddie Mac Gold Pool 6% 11/1/2053	311,981	323,660
Freddie Mac Gold Pool 6% 12/1/2052	181,685	189,623
Freddie Mac Gold Pool 6% 12/1/2055	1,395,998	1,459,820
Freddie Mac Gold Pool 6% 2/1/2040	258,098	269,695
Freddie Mac Gold Pool 6% 2/1/2055	549,290	573,802
Freddie Mac Gold Pool 6% 4/1/2032	51,423	53,423
Freddie Mac Gold Pool 6% 4/1/2054	2,007,334	2,093,773
Freddie Mac Gold Pool 6% 5/1/2033	16,729	17,319
Freddie Mac Gold Pool 6% 5/1/2054	1,491,375	1,558,392
Freddie Mac Gold Pool 6% 7/1/2037	2,953	3,121
Freddie Mac Gold Pool 6% 7/1/2039	1,702,799	1,770,263
Freddie Mac Gold Pool 6% 8/1/2037	30,443	32,102
Freddie Mac Gold Pool 6.5% 1/1/2054	1,658,511	1,748,702
Freddie Mac Gold Pool 6.5% 1/1/2054	428,376	451,618
Freddie Mac Gold Pool 6.5% 10/1/2053	1,120,736	1,181,683
Freddie Mac Gold Pool 6.5% 12/1/2053	164,184	173,323
Freddie Mac Gold Pool 6.5% 6/1/2054	1,720,098	1,816,327
Freddie Mac Gold Pool 6.5% 6/1/2054	361,178	382,625
Freddie Mac Gold Pool 6.5% 9/1/2053	259,859	274,396
Freddie Mac Gold Pool 6.5% 9/1/2054	6,452,063	6,845,780
Freddie Mac Gold Pool 6.5% 9/1/2054	434,799	460,890
Freddie Mac Gold Pool 7.5% 1/1/2027	37	38
Freddie Mac Gold Pool 7.5% 10/1/2027	11	11
Freddie Mac Gold Pool 7.5% 11/1/2029	985	1,029
Freddie Mac Gold Pool 7.5% 11/1/2031	97	103
Freddie Mac Gold Pool 7.5% 2/1/2028	43	44
Freddie Mac Gold Pool 7.5% 7/1/2031	130	136
Freddie Mac Gold Pool 7.5% 8/1/2026	4	4
Freddie Mac Gold Pool 7.5% 9/1/2031	2,070	2,193
Freddie Mac Gold Pool 8% 4/1/2027	50	51
Freddie Mac Gold Pool 8% 5/1/2027	22	23
Freddie Mac Gold Pool 8.5% 1/1/2028	56	57
Freddie Mac Gold Pool 8.5% 5/1/2027	7	7
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	715,882	746,262
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	373,489	395,317
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	331,587	351,277
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	106,664	113,539
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.884% 3/1/2036 (c)(d)	16,432	16,756
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (c)(d)	8,505	8,885
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (c)(d)	1,573	1,641
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (c)(d)	1,726	1,802
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (c)(d)	21,911	22,876
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.778% 5/1/2041 (c)(d)	15,630	16,321
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.863% 5/1/2041 (c)(d)	19,977	20,854
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	212	216
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.535% 11/1/2035 (c)(d)	1,186	1,230
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2476%, 6.497% 1/1/2035 (c)(d)	1,670	1,703
Freddie Mac Non Gold Pool 5% 8/1/2053	509,222	512,593
Freddie Mac Non Gold Pool 5.5% 4/1/2055	1,877,655	1,930,254
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,618,211	1,664,554
Freddie Mac Non Gold Pool 5.5% 8/1/2053	618,179	635,882
Freddie Mac Non Gold Pool 5.5% 8/1/2053	613,516	630,127
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.255% 4/1/2035 (c)(d)	13,399	13,650
Freddie Mac Non Gold Pool 6% 6/1/2053	699,470	729,372
Freddie Mac Non Gold Pool 6% 6/1/2053	694,561	721,866
Freddie Mac Non Gold Pool 6% 6/1/2054	2,859,008	2,978,548
Freddie Mac Non Gold Pool 6% 7/1/2053	240,019	250,279
Freddie Mac Non Gold Pool 6% 9/1/2053	676,613	702,578
Freddie Mac Non Gold Pool 6.5% 1/1/2055	813,363	863,250
Freddie Mac Non Gold Pool 6.5% 1/1/2055	596,197	628,619
Freddie Mac Non Gold Pool 6.5% 11/1/2054	349,560	370,890
Freddie Mac Non Gold Pool 6.5% 2/1/2055	909,362	965,137
Ginnie Mae I Pool 2.5% 1/20/2052	850,803	729,904
Ginnie Mae I Pool 2.5% 12/20/2051	1,325,239	1,136,923
Ginnie Mae I Pool 2.5% 12/20/2051	870,615	745,812
Ginnie Mae I Pool 2.5% 12/20/2051	706,084	605,749
Ginnie Mae I Pool 2.5% 8/20/2051	4,891,390	4,193,266
Ginnie Mae I Pool 2.5% 8/20/2051	1,273,737	1,091,943
Ginnie Mae I Pool 2.5% 8/20/2051	737,434	632,184
Ginnie Mae I Pool 2.5% 9/20/2051	2,190,284	1,877,675
Ginnie Mae I Pool 2.5% 9/20/2051	1,279,506	1,096,888
Ginnie Mae I Pool 3% 1/15/2045	4,292	3,906
Ginnie Mae I Pool 3% 1/15/2045	3,849	3,509
Ginnie Mae I Pool 3% 12/20/2042	1,096,788	1,009,931
Ginnie Mae I Pool 3% 2/15/2045	11,669	10,614
Ginnie Mae I Pool 3% 2/15/2045	5,267	4,788
Ginnie Mae I Pool 3% 3/15/2045	17,707	16,083
Ginnie Mae I Pool 3% 3/15/2045	14,220	12,902
Ginnie Mae I Pool 3% 3/15/2045	12,846	11,706
Ginnie Mae I Pool 3% 3/15/2045	10,950	9,945
Ginnie Mae I Pool 3% 3/15/2045	10,020	9,145
Ginnie Mae I Pool 3% 3/15/2045	9,488	8,624
Ginnie Mae I Pool 3% 3/15/2045	5,188	4,720
Ginnie Mae I Pool 3% 3/15/2045	4,244	3,851
Ginnie Mae I Pool 3% 3/15/2045	3,723	3,399
Ginnie Mae I Pool 3% 3/15/2045	3,407	3,156
Ginnie Mae I Pool 3% 3/20/2043	713,301	657,118
Ginnie Mae I Pool 3% 3/20/2043	293,362	270,462
Ginnie Mae I Pool 3% 5/15/2045	10,333	9,389
Ginnie Mae I Pool 3% 6/15/2045	7,390	6,762
Ginnie Mae I Pool 3% 7/15/2045	11,557	10,456
Ginnie Mae I Pool 3% 7/15/2045	8,686	7,856
Ginnie Mae I Pool 3% 7/15/2045	8,187	7,423
Ginnie Mae I Pool 3% 7/15/2045	5,143	4,655
Ginnie Mae I Pool 3% 7/15/2045	4,453	4,028
Ginnie Mae I Pool 3.5% 1/15/2041	50,740	48,308
Ginnie Mae I Pool 3.5% 1/20/2050	289,057	265,663
Ginnie Mae I Pool 3.5% 1/20/2050	175,108	161,483
Ginnie Mae I Pool 3.5% 1/20/2050	170,540	157,164
Ginnie Mae I Pool 3.5% 1/20/2050	48,918	45,017
Ginnie Mae I Pool 3.5% 10/20/2052	465,108	427,792
Ginnie Mae I Pool 3.5% 11/15/2042	187,044	176,520
Ginnie Mae I Pool 3.5% 12/20/2049	43,329	39,917
Ginnie Mae I Pool 3.5% 12/20/2049	19,776	18,175
Ginnie Mae I Pool 3.5% 12/20/2049	15,370	14,174
Ginnie Mae I Pool 3.5% 12/20/2049	4,595	4,230
Ginnie Mae I Pool 3.5% 2/15/2041	92,777	88,085
Ginnie Mae I Pool 3.5% 2/15/2042	82,535	77,952
Ginnie Mae I Pool 3.5% 3/15/2043	92,444	86,783
Ginnie Mae I Pool 3.5% 5/15/2042	195,439	185,468
Ginnie Mae I Pool 3.5% 5/15/2042	146,069	138,583
Ginnie Mae I Pool 3.5% 5/15/2042	56,400	53,185
Ginnie Mae I Pool 3.5% 7/15/2043	136,112	127,654
Ginnie Mae I Pool 3.5% 7/20/2052	2,403,845	2,213,424
Ginnie Mae I Pool 3.5% 8/15/2042	100,773	95,227
Ginnie Mae I Pool 3.5% 8/20/2052	1,468,584	1,352,250
Ginnie Mae I Pool 3.5% 9/20/2052	3,589,797	3,305,432
Ginnie Mae I Pool 4% 1/15/2042	4,413	4,278
Ginnie Mae I Pool 4% 1/15/2043	21,671	20,973
Ginnie Mae I Pool 4% 10/15/2040	21,027	20,452
Ginnie Mae I Pool 4% 10/15/2041	182,666	177,110
Ginnie Mae I Pool 4% 10/15/2041	158,352	153,718
Ginnie Mae I Pool 4% 10/15/2041	144,593	140,124
Ginnie Mae I Pool 4% 10/15/2041	86,805	84,292
Ginnie Mae I Pool 4% 10/15/2041	41,145	40,020
Ginnie Mae I Pool 4% 10/15/2041	26,327	25,543
Ginnie Mae I Pool 4% 10/15/2041	21,889	21,262
Ginnie Mae I Pool 4% 10/15/2041	20,222	19,656
Ginnie Mae I Pool 4% 10/15/2041	19,589	19,025
Ginnie Mae I Pool 4% 10/15/2041	11,744	11,404
Ginnie Mae I Pool 4% 10/15/2041	10,046	9,743
Ginnie Mae I Pool 4% 10/15/2041	9,299	9,005
Ginnie Mae I Pool 4% 10/15/2041	2,223	2,153
Ginnie Mae I Pool 4% 11/15/2040	52,709	51,132
Ginnie Mae I Pool 4% 11/15/2040	10,658	10,353
Ginnie Mae I Pool 4% 11/15/2040	6,349	6,160
Ginnie Mae I Pool 4% 11/15/2041	56,869	55,195
Ginnie Mae I Pool 4% 11/15/2042	5,413	5,240
Ginnie Mae I Pool 4% 12/15/2041	80,757	78,314
Ginnie Mae I Pool 4% 12/15/2041	46,559	45,150
Ginnie Mae I Pool 4% 12/15/2041	25,724	24,983
Ginnie Mae I Pool 4% 12/15/2041	18,229	17,671
Ginnie Mae I Pool 4% 12/15/2041	11,471	11,166
Ginnie Mae I Pool 4% 12/15/2041	2,453	2,380
Ginnie Mae I Pool 4% 12/15/2042	5,775	5,597
Ginnie Mae I Pool 4% 2/15/2040	14,546	14,144
Ginnie Mae I Pool 4% 2/15/2041	11,283	10,969
Ginnie Mae I Pool 4% 2/15/2042	7,506	7,278
Ginnie Mae I Pool 4% 3/15/2040	69,544	67,801
Ginnie Mae I Pool 4% 3/15/2041	6,959	6,766
Ginnie Mae I Pool 4% 3/15/2042	29,211	28,308
Ginnie Mae I Pool 4% 3/15/2042	11,593	11,224
Ginnie Mae I Pool 4% 4/15/2042	14,180	13,737
Ginnie Mae I Pool 4% 4/15/2043	4,071	3,948
Ginnie Mae I Pool 4% 4/15/2046	756,714	729,136
Ginnie Mae I Pool 4% 4/20/2047	288,489	276,437
Ginnie Mae I Pool 4% 4/20/2047	260,606	249,719
Ginnie Mae I Pool 4% 4/20/2048	233,835	223,921
Ginnie Mae I Pool 4% 4/20/2048	205,947	197,215
Ginnie Mae I Pool 4% 6/15/2041	9,032	8,768
Ginnie Mae I Pool 4% 7/15/2040	25,254	24,596
Ginnie Mae I Pool 4% 7/15/2041	16,139	15,661
Ginnie Mae I Pool 4% 8/15/2041	241,017	233,884
Ginnie Mae I Pool 4% 8/15/2041	23,278	22,600
Ginnie Mae I Pool 4% 8/15/2043	6,232	6,012
Ginnie Mae I Pool 4% 9/15/2040	11,205	10,896
Ginnie Mae I Pool 4% 9/15/2041	26,688	25,894
Ginnie Mae I Pool 4% 9/15/2041	22,681	22,021
Ginnie Mae I Pool 4% 9/15/2041	19,576	19,025
Ginnie Mae I Pool 4% 9/15/2041	6,075	5,889
Ginnie Mae I Pool 4% 9/15/2041	2,899	2,826
Ginnie Mae I Pool 4.5% 2/15/2040	20,314	20,348
Ginnie Mae I Pool 4.5% 3/15/2041	388,080	388,204
Ginnie Mae I Pool 4.5% 3/15/2041	305,669	306,062
Ginnie Mae I Pool 4.5% 3/15/2041	101,466	101,606
Ginnie Mae I Pool 4.5% 3/15/2041	4,589	4,595
Ginnie Mae I Pool 4.5% 4/15/2040	3,205	3,209
Ginnie Mae I Pool 4.5% 4/15/2041	42,354	42,385
Ginnie Mae I Pool 4.5% 5/15/2039	6,456	6,469
Ginnie Mae I Pool 4.5% 6/15/2040	57,710	57,787
Ginnie Mae I Pool 4.5% 6/15/2040	39,628	39,691
Ginnie Mae I Pool 4.5% 6/15/2040	28,745	28,790
Ginnie Mae I Pool 4.5% 7/15/2040	75,985	76,097
Ginnie Mae I Pool 4.5% 7/15/2040	35,959	36,010
Ginnie Mae I Pool 4.5% 7/15/2040	25,697	25,728
Ginnie Mae I Pool 4.5% 7/15/2040	3,292	3,294
Ginnie Mae I Pool 4.5% 8/15/2039	67,530	67,660
Ginnie Mae I Pool 4.5% 8/15/2040	25,633	25,669
Ginnie Mae I Pool 5% 10/15/2039	20,275	20,683
Ginnie Mae I Pool 5% 10/15/2039	8,759	8,935
Ginnie Mae I Pool 5% 11/15/2040	18,627	19,002
Ginnie Mae I Pool 5% 11/15/2040	7,587	7,741
Ginnie Mae I Pool 5% 12/15/2039	25,876	26,398
Ginnie Mae I Pool 5% 3/15/2039	11,455	11,683
Ginnie Mae I Pool 5% 4/15/2040	3,863	3,941
Ginnie Mae I Pool 5% 4/15/2041	9,912	10,113
Ginnie Mae I Pool 5% 4/15/2041	6,776	6,912
Ginnie Mae I Pool 5% 4/15/2041	3,631	3,704
Ginnie Mae I Pool 5% 4/20/2048	616,409	627,988
Ginnie Mae I Pool 5% 6/15/2040	13,919	14,199
Ginnie Mae I Pool 5% 7/15/2040	22,999	23,463
Ginnie Mae I Pool 5% 7/15/2040	14,133	14,419
Ginnie Mae I Pool 5% 7/15/2040	9,625	9,820
Ginnie Mae I Pool 5% 8/15/2039	19,399	19,788
Ginnie Mae I Pool 5% 8/15/2039	2,019	2,059
Ginnie Mae I Pool 5% 8/15/2040	40,687	41,508
Ginnie Mae I Pool 5% 8/15/2040	33,616	34,295
Ginnie Mae I Pool 5% 9/15/2039	15,630	15,944
Ginnie Mae I Pool 5% 9/15/2040	22,486	22,940
Ginnie Mae I Pool 5% 9/15/2040	15,028	15,331
Ginnie Mae I Pool 6.5% 11/15/2035	4,381	4,680
Ginnie Mae I Pool 6.5% 4/15/2035	5,647	6,012
Ginnie Mae I Pool 6.5% 9/15/2035	12,683	13,454
Ginnie Mae I Pool 7% 1/15/2028	656	664
Ginnie Mae I Pool 7% 1/15/2028	32	32
Ginnie Mae I Pool 7% 10/15/2028	151	153
Ginnie Mae I Pool 7% 10/15/2028	16	16
Ginnie Mae I Pool 7% 10/15/2031	3,297	3,407
Ginnie Mae I Pool 7% 12/15/2028	204	208
Ginnie Mae I Pool 7% 12/15/2030	5,185	5,356
Ginnie Mae I Pool 7% 2/15/2028	2,720	2,751
Ginnie Mae I Pool 7% 2/15/2028	49	49
Ginnie Mae I Pool 7% 2/15/2031	254	262
Ginnie Mae I Pool 7% 2/15/2032	11,190	11,580
Ginnie Mae I Pool 7% 2/15/2032	324	335
Ginnie Mae I Pool 7% 3/15/2028	153	155
Ginnie Mae I Pool 7% 3/15/2029	1,433	1,464
Ginnie Mae I Pool 7% 3/15/2032	5,818	6,002
Ginnie Mae I Pool 7% 3/15/2032	3,888	4,009
Ginnie Mae I Pool 7% 3/15/2032	58	61
Ginnie Mae I Pool 7% 4/15/2028	405	410
Ginnie Mae I Pool 7% 4/15/2028	18	18
Ginnie Mae I Pool 7% 4/15/2029	1,167	1,190
Ginnie Mae I Pool 7% 4/15/2029	541	553
Ginnie Mae I Pool 7% 4/15/2031	797	818
Ginnie Mae I Pool 7% 4/15/2032	15,710	16,320
Ginnie Mae I Pool 7% 4/15/2032	1,720	1,786
Ginnie Mae I Pool 7% 4/15/2032	1,043	1,077
Ginnie Mae I Pool 7% 4/15/2032	332	343
Ginnie Mae I Pool 7% 5/15/2029	937	957
Ginnie Mae I Pool 7% 5/15/2032	607	631
Ginnie Mae I Pool 7% 6/15/2028	1,364	1,369
Ginnie Mae I Pool 7% 6/15/2028	515	523
Ginnie Mae I Pool 7% 6/15/2032	4,589	4,764
Ginnie Mae I Pool 7% 6/15/2032	1,629	1,683
Ginnie Mae I Pool 7% 6/15/2032	133	137
Ginnie Mae I Pool 7% 6/15/2032	125	130
Ginnie Mae I Pool 7% 7/15/2028	107	108
Ginnie Mae I Pool 7% 7/15/2031	2,481	2,565
Ginnie Mae I Pool 7% 7/15/2031	954	983
Ginnie Mae I Pool 7% 7/15/2031	550	570
Ginnie Mae I Pool 7% 7/15/2032	597	620
Ginnie Mae I Pool 7% 8/15/2031	1,716	1,737
Ginnie Mae I Pool 7% 8/15/2031	1,544	1,599
Ginnie Mae I Pool 7% 8/15/2031	144	147
Ginnie Mae I Pool 7% 9/15/2028	51	52
Ginnie Mae I Pool 7% 9/15/2031	1,618	1,666
Ginnie Mae I Pool 7% 9/15/2031	569	587
Ginnie Mae I Pool 7% 9/15/2031	405	420
Ginnie Mae I Pool 7.5% 10/15/2027	138	139
Ginnie Mae I Pool 7.5% 10/15/2028	2,750	2,813
Ginnie Mae I Pool 7.5% 12/15/2027	536	546
Ginnie Mae I Pool 7.5% 2/15/2027	22	22
Ginnie Mae I Pool 7.5% 3/15/2028	1,699	1,730
Ginnie Mae I Pool 7.5% 4/15/2027	527	532
Ginnie Mae I Pool 7.5% 4/15/2027	517	523
Ginnie Mae I Pool 7.5% 4/15/2027	228	230
Ginnie Mae I Pool 7.5% 4/15/2027	226	228
Ginnie Mae I Pool 7.5% 4/15/2027	192	195
Ginnie Mae I Pool 7.5% 4/15/2027	75	76
Ginnie Mae I Pool 7.5% 4/15/2027	66	67
Ginnie Mae I Pool 7.5% 4/15/2027	49	49
Ginnie Mae I Pool 7.5% 4/15/2027	3	3
Ginnie Mae I Pool 7.5% 6/15/2027	170	172
Ginnie Mae I Pool 7.5% 8/15/2028	154	155
Ginnie Mae I Pool 8% 3/15/2030	1,010	1,041
Ginnie Mae I Pool 8% 5/15/2030	528	545
Ginnie Mae I Pool 8% 9/15/2030	1,044	1,077
Ginnie Mae II Pool 2% 1/1/2056 (b)	12,900,000	10,676,658
Ginnie Mae II Pool 2% 1/20/2052	582,270	482,350
Ginnie Mae II Pool 2% 2/20/2052	8,965,393	7,426,895
Ginnie Mae II Pool 2% 3/20/2051	404,093	334,623
Ginnie Mae II Pool 2% 3/20/2052	24,730,580	20,486,711
Ginnie Mae II Pool 2% 8/20/2051	18,298,178	15,152,417
Ginnie Mae II Pool 2.5% 1/20/2051	7,999,204	6,905,011
Ginnie Mae II Pool 2.5% 12/20/2051	116,294	100,350
Ginnie Mae II Pool 2.5% 7/20/2051	49,996	43,141
Ginnie Mae II Pool 2.5% 8/20/2051	7,847,644	6,771,731
Ginnie Mae II Pool 3% 1/20/2032	283,353	277,360
Ginnie Mae II Pool 3% 10/20/2031	92,135	90,238
Ginnie Mae II Pool 3% 11/20/2031	100,069	97,952
Ginnie Mae II Pool 3% 12/20/2031	149,913	146,785
Ginnie Mae II Pool 3% 12/20/2046	1,301,112	1,186,724
Ginnie Mae II Pool 3% 2/20/2031	11,942	11,724
Ginnie Mae II Pool 3% 3/20/2031	23,920	23,476
Ginnie Mae II Pool 3% 3/20/2046	92,892	84,783
Ginnie Mae II Pool 3% 3/20/2050	592,102	533,756
Ginnie Mae II Pool 3% 4/20/2031	89,611	87,920
Ginnie Mae II Pool 3% 4/20/2047	30,515	27,832
Ginnie Mae II Pool 3% 4/20/2052	2,780,817	2,501,145
Ginnie Mae II Pool 3% 5/20/2031	191,611	187,941
Ginnie Mae II Pool 3% 5/20/2051	364,791	328,229
Ginnie Mae II Pool 3% 5/20/2052	10,320,693	9,282,720
Ginnie Mae II Pool 3% 6/20/2050	6,898	6,218
Ginnie Mae II Pool 3% 6/20/2051	96,203	86,543
Ginnie Mae II Pool 3% 7/20/2031	2,497	2,447
Ginnie Mae II Pool 3% 7/20/2051	122,241	110,004
Ginnie Mae II Pool 3% 8/20/2031	29,391	28,803
Ginnie Mae II Pool 3% 8/20/2051	144,877	130,374
Ginnie Mae II Pool 3% 9/20/2031	11,919	11,677
Ginnie Mae II Pool 3.5% 12/20/2040	88,570	84,353
Ginnie Mae II Pool 4% 1/20/2041	294,781	287,408
Ginnie Mae II Pool 4% 1/20/2042	1,007,050	980,083
Ginnie Mae II Pool 4% 10/20/2040	143,555	139,999
Ginnie Mae II Pool 4% 11/20/2040	580,761	566,218
Ginnie Mae II Pool 4% 2/20/2041	9,567	9,326
Ginnie Mae II Pool 4% 3/20/2047	152,601	147,419
Ginnie Mae II Pool 4% 4/20/2047	548,920	530,278
Ginnie Mae II Pool 4% 5/20/2046	851,743	824,148
Ginnie Mae II Pool 4% 6/20/2045	96,834	93,598
Ginnie Mae II Pool 4% 7/20/2044	6,054	5,862
Ginnie Mae II Pool 4% 8/20/2043	35,986	34,918
Ginnie Mae II Pool 4% 8/20/2045	701,525	677,613
Ginnie Mae II Pool 4% 9/20/2040	227,814	222,161
Ginnie Mae II Pool 4.5% 11/20/2054	11,969,488	11,681,417
Ginnie Mae II Pool 4.5% 3/20/2041	13,027	13,032
Ginnie Mae II Pool 4.5% 5/20/2040	86,650	86,718
Ginnie Mae II Pool 4.5% 5/20/2041	25,415	25,423
Ginnie Mae II Pool 4.5% 7/20/2040	66,518	66,561
Ginnie Mae II Pool 4.5% 9/20/2040	303,667	303,836
Ginnie Mae II Pool 5% 1/1/2056 (b)	16,150,000	16,110,839
Ginnie Mae II Pool 5% 2/1/2056 (b)	16,150,000	16,092,545
Ginnie Mae II Pool 5.5% 1/1/2056 (b)	42,000,000	42,405,397
Ginnie Mae II Pool 5.5% 12/20/2054	608,120	614,743
Ginnie Mae II Pool 5.5% 2/1/2056 (b)	37,975,000	38,311,880
Ginnie Mae II Pool 5.5% 3/1/2056 (b)	6,650,000	6,700,680
Ginnie Mae II Pool 6% 1/1/2056 (b)	28,625,000	29,168,992
Ginnie Mae II Pool 6% 2/1/2056 (b)	23,875,000	24,311,003
Ginnie Mae II Pool 6% 3/1/2056 (b)	7,700,000	7,832,496
Ginnie Mae II Pool 6.5% 2/1/2056 (b)	4,375,000	4,516,828
Ginnie Mae II Pool 6.5% 3/1/2056 (b)	4,375,000	4,511,360
Uniform Mortgage Backed Securities 2% 1/1/2056 (b)	60,900,000	49,200,538
Uniform Mortgage Backed Securities 2% 2/1/2056 (b)	28,775,000	23,243,680
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (b)	8,125,000	6,866,577
Uniform Mortgage Backed Securities 3% 1/1/2056 (b)	2,825,000	2,496,814
Uniform Mortgage Backed Securities 3% 2/1/2056 (b)	2,825,000	2,495,048
Uniform Mortgage Backed Securities 4.5% 1/1/2056 (b)	6,450,000	6,295,049
Uniform Mortgage Backed Securities 5% 1/1/2041 (b)	14,500,000	14,686,914
Uniform Mortgage Backed Securities 5% 1/1/2056 (b)	3,000,000	2,992,500
Uniform Mortgage Backed Securities 5% 2/1/2041 (b)	14,950,000	15,137,458
Uniform Mortgage Backed Securities 5.5% 1/1/2056 (b)	18,525,000	18,783,337
Uniform Mortgage Backed Securities 6% 1/1/2056 (b)	62,550,000	64,213,930
Uniform Mortgage Backed Securities 6% 2/1/2056 (b)	46,950,000	48,173,268
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (b)	16,625,000	17,273,764
TOTAL UNITED STATES		1,002,007,703
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,019,685,280)		1,002,007,703

U.S. Treasury Obligations - 48.9%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	1.83 to 1.95	50,329,100	27,818,624
US Treasury Bonds 2% 8/15/2051	1.84	104,090,400	59,628,348
US Treasury Bonds 2.25% 2/15/2052	2.26 to 2.90	38,732,200	23,499,552
US Treasury Bonds 3% 2/15/2047	1.86	42,593,200	32,066,357
US Treasury Bonds 3.375% 8/15/2042	3.46 to 3.75	58,000,000	49,010,000
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.31	4,500,000	3,640,254
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	7,764,000	6,732,540
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	126,266,000	111,775,004
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	87,500,000	79,105,469
US Treasury Bonds 4.25% 8/15/2054	4.65	6,644,000	6,007,110
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.82	15,730,000	14,836,585
US Treasury Bonds 4.625% 11/15/2044	4.61 to 4.88	9,290,000	9,103,474
US Treasury Bonds 4.625% 11/15/2045	4.68 to 4.79	9,621,000	9,401,521
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	18,670,000	17,980,815
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.91	33,728,000	33,143,030
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.91	34,600,000	34,016,125
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.75	71,332,000	72,023,029
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.65	3,580,589	3,400,004
US Treasury Notes 1.125% 8/31/2028	1.40	70,526,300	66,253,398
US Treasury Notes 1.75% 1/31/2029	1.74	27,595,700	26,146,926
US Treasury Notes 2.625% 7/31/2029	3.08	37,400,000	36,169,891
US Treasury Notes 2.875% 5/15/2032	2.94 to 2.96	61,937,000	58,399,816
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	181,445,000	174,435,271
US Treasury Notes 3.5% 2/15/2033	3.52 to 3.92	144,500,000	140,430,293
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	57,900,000	57,694,183
US Treasury Notes 3.625% 9/30/2031	4.00	23,600,000	23,364,000
US Treasury Notes 3.75% 11/30/2032	3.95	31,300,000	31,035,906
US Treasury Notes 3.75% 5/31/2030	3.83 to 3.98	37,700,000	37,792,777
US Treasury Notes 3.75% 6/30/2030	4.11	7,000,000	7,016,680
US Treasury Notes 3.75% 8/31/2031	3.52	42,400,000	42,259,219
US Treasury Notes 3.875% 7/31/2030	3.93	50,900,000	51,275,785
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.90	50,317,000	49,898,347
US Treasury Notes 3.875% 8/15/2034	4.25 to 4.27	83,400,000	82,162,035
US Treasury Notes 4% 1/31/2031	4.13 to 4.15	110,400,000	111,672,188
US Treasury Notes 4% 2/15/2034	4.28 to 4.71	64,400,000	64,198,750
US Treasury Notes 4% 6/30/2032	4.12 to 4.16	143,000,000	143,821,134
US Treasury Notes 4% 7/31/2032	4.03	10,000,000	10,052,344
US Treasury Notes 4.125% 10/31/2031	4.38	40,900,000	41,529,476
US Treasury Notes 4.125% 11/30/2031	4.55	4,000,000	4,060,156
US Treasury Notes 4.125% 5/31/2032	4.05	1,038,000	1,051,981
US Treasury Notes 4.125% 8/31/2030	4.61	71,100,000	72,349,804
US Treasury Notes 4.25% 5/15/2035	4.26 to 4.38	69,500,000	70,075,547
US Treasury Notes 4.25% 8/15/2035	3.98 to 4.15	154,400,000	155,509,751
US Treasury Notes 4.375% 1/31/2032	4.41	48,500,000	49,848,906
US Treasury Notes 4.375% 11/30/2030	4.35	55,000,000	56,583,398
US Treasury Notes 4.5% 11/15/2033	4.04	45,000,000	46,464,258
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.44	44,000,000	45,533,125
US Treasury Notes 4.625% 2/15/2035	4.24 to 4.25	38,878,900	40,379,384
US Treasury Notes 4.625% 4/30/2031	4.50	43,300,000	45,070,902
US Treasury Notes 4.75% 2/15/2045	4.42 to 4.96	7,340,000	7,302,727
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,565,802,777)			2,443,026,199

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $66,452,380)	3.79	66,439,452	66,452,740

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	1,320,000	44,523
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/2030	1,330,000	46,802
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	5,390,000	178,826
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	2,650,000	90,801
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.585% and receive annually a floating rate based on US SOFR Index, expiring May 2036	4/2026	3,440,000	89,428
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	11,100,000	390,678
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	2,700,000	86,202
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	4,300,000	144,525
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/2029	2,600,000	108,632
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/2026	15,120,000	144,691
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.874% and receive annually a floating rate based on US SOFR Index, expiring October 2035	10/2030	5,360,000	207,160
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	1,330,000	43,656
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	500,000	19,188

TOTAL PUT SWAPTIONS			1,595,112
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	1,320,000	40,280
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/2030	1,330,000	38,518
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	5,390,000	168,933
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	2,650,000	80,169
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.585% and pay annually a floating rate based on US SOFR Index, expiring May 2036	4/2026	3,440,000	20,691
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	11,100,000	284,489
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/2029	2,700,000	81,061
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	4,300,000	131,233
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/2029	2,600,000	50,917
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/2026	15,120,000	244,118
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.874% and pay annually a floating rate based on US SOFR Index, expiring October 2035	10/2030	5,360,000	144,151
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	1,330,000	41,952
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	500,000	13,194

TOTAL CALL SWAPTIONS			1,339,706
TOTAL PURCHASED SWAPTIONS (Cost $4,190,102)			2,934,818

TOTAL INVESTMENT IN SECURITIES - 108.8% (Cost $5,617,639,913)	5,429,060,010
NET OTHER ASSETS (LIABILITIES) - (8.8)%	(433,810,742)
NET ASSETS - 100.0%	4,995,249,268

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 1/1/2056	(16,150,000)	(16,110,839)
Ginnie Mae II Pool 5.5% 1/1/2056	(37,975,000)	(38,341,547)
Ginnie Mae II Pool 5.5% 2/1/2056	(6,650,000)	(6,708,993)
Ginnie Mae II Pool 6% 1/1/2056	(28,625,000)	(29,168,992)
Ginnie Mae II Pool 6% 2/1/2056	(7,700,000)	(7,840,617)
Ginnie Mae II Pool 6.5% 2/1/2056	(4,375,000)	(4,516,828)
Uniform Mortgage Backed Securities 2% 1/1/2056	(53,325,000)	(43,080,766)
Uniform Mortgage Backed Securities 2.5% 1/1/2056	(2,600,000)	(2,197,305)
Uniform Mortgage Backed Securities 3% 1/1/2056	(2,825,000)	(2,496,814)
Uniform Mortgage Backed Securities 4.5% 1/1/2056	(8,125,000)	(7,929,810)
Uniform Mortgage Backed Securities 5% 1/1/2041	(11,800,000)	(11,952,109)
Uniform Mortgage Backed Securities 5% 1/1/2056	(3,000,000)	(2,992,500)
Uniform Mortgage Backed Securities 5% 2/1/2056	(3,000,000)	(2,989,805)
Uniform Mortgage Backed Securities 5.5% 1/1/2056	(18,525,000)	(18,783,337)
Uniform Mortgage Backed Securities 6% 1/1/2056	(51,950,000)	(53,331,953)
Uniform Mortgage Backed Securities 6.5% 1/1/2056	(4,525,000)	(4,701,581)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(253,143,796)

TOTAL TBA SALE COMMITMENTS (Proceeds $253,109,836)		(253,143,796)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	52	3/2026	5,838,625	(5,077)
CBOT 2Y US Treasury Notes Contracts (United States)	399	3/2026	83,297,484	21,874
CBOT 5Y US Treasury Notes Contracts (United States)	11	3/2026	1,201,234	(1,811)
CBOT US Treasury Long Bond Contracts (United States)	64	3/2026	7,374,000	(70,523)

TOTAL LONG				(55,537)

SHORT

Interest Rate Contracts
CBOT US Treasury Ultra Bond Contracts (United States)	10	3/2026	1,174,688	29,905

TOTAL FUTURES CONTRACTS				(25,632)
The notional amount of long futures as a percentage of Net Assets is 1.9%.
The notional amount of short futures as a percentage of Net Assets is 0.0%.

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	7,944	(4,956)	2,988
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	15,889	(7,626)	8,263
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	7,944	(10,515)	(2,571)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	200,000	30,879	(29,361)	1,518
CMBX AAA Series 16 Index		4/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly	699,821	3,112	(6,589)	(3,477)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	30,000	5,010	(8,733)	(3,723)
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	7,944	(8,153)	(209)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,150,000	(11,364)	(33,264)	(44,628)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	13,359	(19,457)	(6,098)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	40,000	6,680	(10,301)	(3,621)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	10,000	1,670	(2,213)	(543)
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	15,889	(7,626)	8,263
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	200,000	30,879	(28,991)	1,888
CMBX AAA Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,099,719	4,890	(9,657)	(4,767)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	530,000	(2,801)	(4,596)	(7,397)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,110,000	(5,867)	(11,531)	(17,398)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	10,000	1,670	(2,530)	(860)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	40,000	6,680	(8,585)	(1,905)
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	4,100,000	(7,229)	2,067	(5,162)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	23,833	(11,610)	12,223
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	15,889	(7,165)	8,724
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	28,883	(31,611)	(2,728)
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	25,955	(28,318)	(2,363)

TOTAL BUY PROTECTION							227,738	(291,321)	(63,583)
Sell Protection
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	600,000	(6,885)	14,573	7,688
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	600,000	(6,885)	16,079	9,194
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,300,000	(14,917)	39,243	24,326
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	2,400,000	(27,539)	31,021	3,482
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly	800,000	(8,729)	8,796	67
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	630,000	3,330	13,811	17,141
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,160,000	16,703	71,240	87,943
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	100,000	(1,147)	2,028	881
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,200,000	(13,769)	18,928	5,159
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	800,000	(9,180)	11,864	2,684
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(5,737)	11,966	6,229
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(1,147)	2,408	1,261
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(6,885)	9,284	2,399
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(5,737)	7,736	1,999
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,300,000	(14,917)	17,163	2,246
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	700,000	(8,032)	7,886	(146)

TOTAL SELL PROTECTION							(111,473)	284,026	172,553
TOTAL CREDIT DEFAULT SWAPS							116,265	(7,295)	108,970

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	97,212,000	(103,624)	0	(103,624)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056	2,080,000	(14,212)	0	(14,212)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2036	2,510,000	(10,721)	0	(10,721)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2030	19,881,000	(22,224)	0	(22,224)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	76,012,000	(115,829)	0	(115,829)
TOTAL INTEREST RATE SWAPS							(266,610)	0	(266,610)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,705,916.
(f)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $1,103,073.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $943,184.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $759,560,357 or 15.2% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Level 3 security.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	113,861,675	1,204,931,091	1,252,346,904	4,237,288	6,878	-	66,452,740	66,439,452	0.1%
Fidelity Securities Lending Cash Central Fund	-	562,495,805	562,495,439	16,588	(366)	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	75,714,172	4,846,141	-	4,845,847	-	2,609,830	83,170,143	924,010	31.2%
Total	189,575,847	1,772,273,037	1,814,842,343	9,099,723	6,512	2,609,830	149,622,883

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	460,306,997	-	460,306,997	-

Bank Notes
Financials	7,207,198	-	7,207,198	-

Collateralized Mortgage Obligations	80,891,429	-	80,891,429	-

Commercial Mortgage Securities	233,737,894	-	233,330,418	407,476

Fixed-Income Funds	83,170,143	83,170,143	-	-

Foreign Government and Government Agency Obligations	2,792,521	-	2,792,521	-

Non-Convertible Corporate Bonds
Communication Services	70,401,033	-	70,401,033	-
Consumer Discretionary	8,184,964	-	8,184,964	-
Consumer Staples	25,025,428	-	25,025,428	-
Energy	125,466,459	-	125,466,459	-
Financials	478,004,734	-	478,004,734	-
Health Care	53,837,904	-	53,837,904	-
Industrials	38,939,271	-	38,939,271	-
Information Technology	55,368,260	-	55,368,260	-
Materials	4,499,626	-	4,499,626	-
Real Estate	130,378,998	-	130,378,998	-
Utilities	56,425,691	-	56,425,691	-

U.S. Government Agency - Mortgage Securities	1,002,007,703	-	1,002,007,703	-

U.S. Treasury Obligations	2,443,026,199	-	2,443,026,199	-

Money Market Funds	66,452,740	66,452,740	-	-

Purchased Swaptions	2,934,818	-	2,934,818	-
Total Investments in Securities:	5,429,060,010	149,622,883	5,279,029,651	407,476
Derivative Instruments:

Assets
Futures Contracts	51,779	51,779	-	-
Swaps	275,032	-	275,032	-
Total Assets	326,811	51,779	275,032	-

Liabilities
Futures Contracts	(77,411)	(77,411)	-	-
Swaps	(425,377)	-	(425,377)	-
Total Liabilities	(502,788)	(77,411)	(425,377)	-
Total Derivative Instruments:	(175,977)	(25,632)	(150,345)	-
Other Financial Instruments:

TBA Sale Commitments	(253,143,796)	-	(253,143,796)	-
Total Other Financial Instruments:	(253,143,796)	-	(253,143,796)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	275,032	(158,767)
Total Credit Risk	275,032	(158,767)
Interest Rate Risk
Futures Contracts (b)	51,779	(77,411)
Purchased Swaptions (c)	2,934,818	-
Swaps (d)	-	(266,610)
Total Interest Rate Risk	2,986,597	(344,021)
Total Value of Derivatives	3,261,629	(502,788)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,466,432,111)	$5,279,437,127
Fidelity Central Funds (cost $151,207,802)	149,622,883

Total Investment in Securities (cost $5,617,639,913)		$5,429,060,010
Cash		33,281
Receivable for investments sold		42,418
Receivable for TBA sale commitments		253,109,836
Receivable for swaps		8,796
Receivable for fund shares sold		2,424,450
Interest receivable		46,378,284
Distributions receivable from Fidelity Central Funds		303,361
Receivable for daily variation margin on centrally cleared swaps		161,146
Bi-lateral OTC swaps, at value		275,032
Prepaid expenses		3,323
Other receivables		1,175
Total assets		5,731,801,112
Liabilities
Payable for investments purchased
Regular delivery	$6,394,304
Delayed delivery	472,016,520
TBA sale commitments, at value	253,143,796
Payable for fund shares redeemed	2,542,576
Bi-lateral OTC swaps, at value	158,767
Accrued management fee	1,549,827
Distribution and service plan fees payable	579,458
Payable for daily variation margin on futures contracts	86,629
Other payables and accrued expenses	79,967
Total liabilities		736,551,844
Net Assets		$4,995,249,268
Net Assets consist of:
Paid in capital		$5,476,625,838
Total accumulated earnings (loss)		(481,376,570)
Net Assets		$4,995,249,268

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($765,372,047 ÷ 67,349,671 shares)		$11.36
Service Class :
Net Asset Value, offering price and redemption price per share ($977,371,039 ÷ 87,396,836 shares)		$11.18
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($2,396,804,290 ÷ 218,399,413 shares)		$10.97
Investor Class :
Net Asset Value, offering price and redemption price per share ($855,701,892 ÷ 75,708,137 shares)		$11.30
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$189,192,429
Income from Fidelity Central Funds (including $16,588 from security lending)		9,099,723
Total income		198,292,152
Expenses
Management fee	$17,453,559
Distribution and service plan fees	6,567,434
Custodian fees and expenses	110,584
Independent trustees' fees and expenses	11,238
Audit fees	48,230
Legal	5,070
Miscellaneous	48,965
Total expenses before reductions	24,245,080
Expense reductions	(10,985)
Total expenses after reductions		24,234,095
Net Investment income (loss)		174,058,057
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(64,320,969)
Fidelity Central Funds	6,512
Futures contracts	(66,806)
Swaps	52,278
Written options	153,326
Total net realized gain (loss)		(64,175,659)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	206,290,599
Fidelity Central Funds	2,609,830
Futures contracts	167,785
Swaps	(896,039)
TBA sale commitments	(748,811)
Total change in net unrealized appreciation (depreciation)		207,423,364
Net gain (loss)		143,247,705
Net increase (decrease) in net assets resulting from operations		$317,305,762
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$174,058,057	$150,906,775
Net realized gain (loss)	(64,175,659)	(30,218,708)
Change in net unrealized appreciation (depreciation)	207,423,364	(51,860,592)
Net increase (decrease) in net assets resulting from operations	317,305,762	68,827,475
Distributions to shareholders	(169,220,962)	(149,339,514)

Share transactions - net increase (decrease)	416,191,485	438,473,568
Total increase (decrease) in net assets	564,276,285	357,961,529

Net Assets
Beginning of period	4,430,972,983	4,073,011,454
End of period	$4,995,249,268	$4,430,972,983

Financial Highlights
VIP Investment Grade Bond Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.98	$11.17	$10.80	$13.35	$14.09
Income from Investment Operations
Net investment income (loss) A,B	.440	.413	.364	.245	.228
Net realized and unrealized gain (loss)	.349	(.208)	.296	(1.903)	(.313)
Total from investment operations	.789	.205	.660	(1.658)	(.085)
Distributions from net investment income	(.409)	(.395)	(.290)	(.264)	(.282)
Distributions from net realized gain	-	-	-	(.628)	(.373)
Total distributions	(.409)	(.395)	(.290)	(.892)	(.655)
Net asset value, end of period	$11.36	$10.98	$11.17	$10.80	$13.35
Total Return C,D	7.22%	1.79%	6.20%	(12.96)%	(.61)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.38%	.41%	.40%	.39%
Expenses net of fee waivers, if any	.37%	.38%	.40%	.40%	.39%
Expenses net of all reductions, if any	.37%	.38%	.40%	.40%	.39%
Net investment income (loss)	3.89%	3.69%	3.31%	2.08%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$765,372	$638,893	$569,512	$533,204	$1,347,145
Portfolio turnover rate G	172%	205%	188%	183% H	125%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.81	$11.01	$10.65	$13.18	$13.93
Income from Investment Operations
Net investment income (loss) A,B	.422	.396	.347	.226	.212
Net realized and unrealized gain (loss)	.346	(.212)	.295	(1.870)	(.322)
Total from investment operations	.768	.184	.642	(1.644)	(.110)
Distributions from net investment income	(.398)	(.384)	(.282)	(.258)	(.267)
Distributions from net realized gain	-	-	-	(.628)	(.373)
Total distributions	(.398)	(.384)	(.282)	(.886)	(.640)
Net asset value, end of period	$11.18	$10.81	$11.01	$10.65	$13.18
Total Return C,D	7.14%	1.62%	6.12%	(13.03)%	(.79)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.48%	.51%	.50%	.49%
Expenses net of fee waivers, if any	.47%	.48%	.50%	.50%	.49%
Expenses net of all reductions, if any	.47%	.48%	.50%	.50%	.49%
Net investment income (loss)	3.79%	3.59%	3.21%	1.98%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$977,371	$844,919	$765,619	$669,290	$732,762
Portfolio turnover rate G	172%	205%	188%	183% H	125%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.62	$10.82	$10.47	$12.98	$13.72
Income from Investment Operations
Net investment income (loss) A,B	.398	.373	.325	.206	.188
Net realized and unrealized gain (loss)	.334	(.206)	.294	(1.848)	(.310)
Total from investment operations	.732	.167	.619	(1.642)	(.122)
Distributions from net investment income	(.382)	(.367)	(.269)	(.240)	(.245)
Distributions from net realized gain	-	-	-	(.628)	(.373)
Total distributions	(.382)	(.367)	(.269)	(.868)	(.618)
Net asset value, end of period	$10.97	$10.62	$10.82	$10.47	$12.98
Total Return C,D	6.93%	1.50%	6.00%	(13.21)%	(.90)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.62%	.63%	.66%	.65%	.64%
Expenses net of fee waivers, if any	.62%	.63%	.65%	.65%	.64%
Expenses net of all reductions, if any	.62%	.63%	.65%	.65%	.64%
Net investment income (loss)	3.64%	3.44%	3.06%	1.83%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$2,396,804	$2,176,535	$1,999,157	$1,747,984	$2,135,986
Portfolio turnover rate G	172%	205%	188%	183% H	125%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$11.11	$10.75	$13.29	$14.03
Income from Investment Operations
Net investment income (loss) A,B	.434	.407	.358	.238	.223
Net realized and unrealized gain (loss)	.350	(.208)	.289	(1.888)	(.313)
Total from investment operations	.784	.199	.647	(1.650)	(.090)
Distributions from net investment income	(.404)	(.389)	(.287)	(.262)	(.277)
Distributions from net realized gain	-	-	-	(.628)	(.373)
Total distributions	(.404)	(.389)	(.287)	(.890)	(.650)
Net asset value, end of period	$11.30	$10.92	$11.11	$10.75	$13.29
Total Return C,D	7.22%	1.75%	6.11%	(12.96)%	(.64)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.41%	.42%	.44%	.43%	.42%
Expenses net of fee waivers, if any	.41%	.42%	.44%	.43%	.42%
Expenses net of all reductions, if any	.41%	.41%	.44%	.43%	.42%
Net investment income (loss)	3.85%	3.65%	3.27%	2.05%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$855,702	$770,627	$738,723	$724,888	$1,354,894
Portfolio turnover rate G	172%	205%	188%	183% H	125%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$44,536,262
Gross unrealized depreciation	(235,226,763)
Net unrealized appreciation (depreciation)	$(190,690,501)
Tax Cost	$5,619,567,044

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$29,551,126
Capital loss carryforward	$(319,130,238)
Net unrealized appreciation (depreciation) on securities and other investments	$(191,797,458)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(106,140,983)
Long-term	(212,989,255)
Total capital loss carryforward	$(319,130,238)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$169,220,962	$149,339,514

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Investment Grade Bond Portfolio
Credit Risk
Swaps	(325,028)	332,251
Total Credit Risk	(325,028)	332,251
Interest Rate Risk
Futures Contracts	(66,806)	167,785
Purchased Options	(771,093)	(768,908)
Written Options	153,236	-
Swaps	377,306	(1,228,290)
Total Interest Rate Risk	(307,357)	(1,829,413)
Totals	(632,385)	(1,497,162)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investment Grade Bond Portfolio	4,440,868,885	4,392,459,500
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.37
Service Class	.37
Service Class 2.37
Investor Class	.41

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.37
Service Class	.37
Service Class 2.37
Investor Class	.40

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$893,447
Service Class 2	5,673,987
$6,567,434

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Investment Grade Bond Portfolio	6,190
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Investment Grade Bond Portfolio	1,798	-	-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $10,985.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Investment Grade Bond Portfolio
Distributions to shareholders
Initial Class	$26,156,246	$21,881,384
Service Class	33,129,618	28,548,399
Service Class 2	80,642,242	72,359,282
Investor Class	29,292,856	26,550,449
Total	$169,220,962	$149,339,514
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Investment Grade Bond Portfolio
Initial Class
Shares sold	19,779,389	15,935,926	$223,766,082	$179,537,463
Reinvestment of distributions	2,313,679	1,956,773	26,156,246	21,881,384
Shares redeemed	(12,929,554)	(10,673,039)	(145,662,261)	(119,800,003)
Net increase (decrease)	9,163,514	7,219,660	$104,260,067	$81,618,844
Service Class
Shares sold	23,687,665	19,562,539	$265,136,686	$215,211,721
Reinvestment of distributions	2,977,649	2,591,941	33,129,618	28,548,399
Shares redeemed	(17,418,019)	(13,550,662)	(193,673,741)	(149,414,133)
Net increase (decrease)	9,247,295	8,603,818	$104,592,563	$94,345,987
Service Class 2
Shares sold	34,974,212	34,937,231	$383,009,781	$376,833,844
Reinvestment of distributions	7,388,598	6,690,779	80,642,241	72,359,282
Shares redeemed	(28,960,473)	(21,438,997)	(315,532,887)	(232,918,112)
Net increase (decrease)	13,402,337	20,189,013	$148,119,135	$216,275,014
Investor Class
Shares sold	9,029,805	7,932,960	$102,298,169	$88,739,505
Reinvestment of distributions	2,607,490	2,387,603	29,292,856	26,550,449
Shares redeemed	(6,491,586)	(6,222,916)	(72,371,305)	(69,056,231)
Net increase (decrease)	5,145,709	4,097,647	$59,219,720	$46,233,723
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Investment Grade Bond Portfolio	19%	1	40%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Investment Grade Bond Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Bond Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 11, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 42.55% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $169,220,962 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Investment Grade Bond Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class of the fund (Investor Class), the Board considered the effective management fee rate for Investor Class from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for Investor Class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of Investor Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Investor Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Investor Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that management fee rate of Investor Class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of Investor Class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.540025.128
VIPIGB-ANN-0226
Fidelity® Variable Insurance Products:

VIP Government Money Market Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Government Money Market Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Repurchase Agreements - 38.0%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 3.75%, dated 1/2/2026 due 1/5/2026 (b)	120,037,500	120,000,000
Fixed Income Clearing Corp - Credit Agricole 3.75%, dated 1/2/2026 due 1/5/2026 (b)	55,017,188	55,000,000
Investments in repurchase agreements in a joint trading account at 3.84%, dated 12/31/2025 due 1/2/2026 (Collateralized by U.S. Government Obligations)#	409,057,258	408,970,000
Repurchase Agreements*	3,392,894,403	3,385,729,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,969,699,000)		3,969,699,000

U.S. Government Agency - Debt - 29.7%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Fannie Mae U.S. SOFR Index + 0.1%, 3.81% 6/18/2026 (d)(e)	3.81	14,000,000	14,000,000
Fannie Mae U.S. SOFR Index + 0.12%, 3.83% 7/29/2026 (d)(e)	3.83	49,000,000	49,012,047
Fannie Mae U.S. SOFR Index + 0.135%, 3.845% 8/21/2026 (d)(e)	3.84 to 3.85	3,000,000	3,000,387
Fannie Mae U.S. SOFR Index + 0.14%, 3.85% 10/23/2026 (d)(e)	3.85	14,000,000	14,000,152
Fannie Mae U.S. SOFR Index + 0.14%, 3.85% 9/11/2026 (d)(e)	3.85	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp 4.75% 3/9/2026	4.20	1,000,000	1,000,973
Federal Farm Credit Banks Funding Corp 4.75% 7/8/2026	3.63	1,000,000	1,005,687
Federal Farm Credit Banks Funding Corp Federal Reserve Index -3.04%, 3.71% 5/28/2026 (d)(e)	3.71	1,000,000	999,899
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.005%, 3.715% 4/2/2026 (d)(e)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.005%, 3.715% 6/23/2026 (d)(e)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.01%, 3.72% 4/2/2026 (d)(e)	3.72	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 3.725% 3/27/2026 (d)(e)	3.72	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.73% 1/13/2026 (d)(e)	3.73	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.73% 1/15/2026 (d)(e)	3.73	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.73% 3/26/2026 (d)(e)	3.73	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.73% 4/30/2026 (d)(e)	3.73	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.73% 5/7/2026 (d)(e)	3.73	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.025%, 3.735% 3/2/2026 (d)(e)	3.74	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.025%, 3.735% 6/5/2026 (d)(e)	3.74	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 3.74% 12/8/2026 (d)(e)	3.74	2,000,000	1,999,814
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 3.74% 7/28/2026 (d)(e)	3.74	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.735% 1/6/2027 (d)(e)	3.74	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.75% 10/20/2026 (d)(e)	3.75	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.75% 2/11/2026 (d)(e)	3.75	2,000,000	1,999,905
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.75% 2/16/2027 (d)(e)	3.75	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.75% 4/28/2026 (d)(e)	3.75	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.75% 5/28/2026 (d)(e)	3.75	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.75% 6/2/2026 (d)(e)	3.75	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.75% 6/4/2026 (d)(e)	3.75	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.75% 6/9/2026 (d)(e)	3.75	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.75% 7/14/2026 (d)(e)	3.75	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.75% 7/9/2026 (d)(e)	3.75	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.755% 10/2/2026 (d)(e)	3.76	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.755% 10/27/2026 (d)(e)	3.76	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.755% 4/19/2027 (d)(e)	3.76	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.76% 1/15/2026 (d)(e)	3.76	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.76% 10/2/2026 (d)(e)	3.76	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.76% 8/18/2026 (d)(e)	3.76	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.76% 8/28/2026 (d)(e)	3.76	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.765% 2/13/2026 (d)(e)	3.76	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.765% 6/23/2027 (d)(e)	3.76	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.765% 7/21/2026 (d)(e)	3.76	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.765% 7/30/2026 (d)(e)	3.76	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.765% 9/17/2026 (d)(e)	3.76	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.76% 8/6/2027 (d)(e)	3.76	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.77% 10/5/2026 (d)(e)	3.93	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.77% 11/18/2026 (d)(e)	3.77	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.77% 9/22/2026 (d)(e)	3.77	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.77% 9/4/2026 (d)(e)	3.77	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.77% 9/4/2026 (d)(e)	3.77	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.775% 11/13/2026 (d)(e)	3.78	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.775% 11/27/2026 (d)(e)	3.77	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.775% 3/23/2026 (d)(e)	3.78	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.775% 3/5/2027 (d)(e)	3.77	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.775% 6/22/2027 (d)(e)	3.77	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.775% 7/9/2027 (d)(e)	3.77	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.775% 9/10/2026 (d)(e)	3.78	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.775% 9/18/2026 (d)(e)	3.78	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.77% 11/5/2027 (d)(e)	3.77	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.78% 10/21/2026 (d)(e)	3.78	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.78% 5/28/2026 (d)(e)	3.78	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.78% 8/12/2026 (d)(e)	3.78	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.78% 9/9/2026 (d)(e)	3.78	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.785% 4/1/2027 (d)(e)	3.79	2,000,000	1,999,875
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.785% 4/2/2027 (d)(e)	3.79	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.78% 1/5/2028 (d)(e)(f)	3.78	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 1/28/2026 (d)(e)	3.79	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 1/8/2026 (d)(e)	3.79	3,000,000	2,999,992
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 10/8/2027 (d)(e)	3.79	4,000,000	4,001,027
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 11/16/2026 (d)(e)	3.79	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 11/23/2027 (d)(e)	3.79	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 12/22/2026 (d)(e)	3.79	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 12/22/2027 (d)(e)	3.79	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 12/29/2027 (d)(e)	3.79	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 2/10/2026 (d)(e)	3.79	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 2/17/2026 (d)(e)	3.79	2,000,000	2,000,016
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 3/11/2027 (d)(e)	3.79	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 3/11/2027 (d)(e)	3.79	1,000,000	999,744
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 3/4/2026 (d)(e)	3.79	81,000,000	81,005,430
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 4/9/2027 (d)(e)	3.79	5,000,000	4,998,235
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.795% 12/29/2026 (d)(e)	3.80	1,000,000	999,944
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.795% 3/20/2026 (d)(e)	3.80	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.795% 3/25/2027 (d)(e)	3.80	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.795% 3/26/2027 (d)(e)	3.80	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.795% 4/8/2027 (d)(e)	3.80	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 1/12/2027 (d)(e)	3.80	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 1/19/2027 (d)(e)	3.80	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 1/23/2026 (d)(e)	3.80	6,000,000	6,000,218
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 12/17/2027 (d)(e)	3.80	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 2/12/2026 (d)(e)	3.80	6,000,000	6,000,394
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 2/19/2027 (d)(e)	3.80	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 2/2/2026 (d)(e)	3.80	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 2/24/2027 (d)(e)	3.80	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 2/9/2026 (d)(e)	3.80	1,000,000	1,000,007
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 5/12/2027 (d)(e)	3.80	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 5/14/2026 (d)(e)	3.80	2,000,000	2,000,276
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 5/21/2026 (d)(e)	3.80	2,000,000	2,000,192
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 5/28/2026 (d)(e)	3.80	7,000,000	7,001,387
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 7/28/2026 (d)(e)	3.80	1,000,000	1,000,130
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.805% 12/10/2027 (d)(e)	3.80	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.805% 2/25/2027 (d)(e)	3.80	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.805% 4/17/2026 (d)(e)	3.81	3,000,000	2,999,917
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.805% 5/24/2027 (d)(e)	3.80	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.805% 5/5/2026 (d)(e)	3.81	3,000,000	2,999,951
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.805% 6/17/2027 (d)(e)	3.81	2,000,000	1,999,407
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.805% 6/3/2026 (d)(e)	3.80	2,000,000	2,000,269
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 1/12/2027 (d)(e)	3.81	4,000,000	4,000,133
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 1/15/2026 (d)(e)	3.81	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 1/8/2027 (d)(e)	3.81	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 2/25/2026 (d)(e)	3.81	9,000,000	9,000,532
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 2/9/2027 (d)(e)	3.81	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 3/25/2027 (d)(e)	3.81	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 4/15/2026 (d)(e)	3.81	3,000,000	2,999,999
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 4/6/2027 (d)(e)	3.81	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 4/8/2026 (d)(e)	3.81	4,000,000	4,000,647
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 5/27/2027 (d)(e)	3.81	3,000,000	2,999,628
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 6/18/2026 (d)(e)	3.81	6,000,000	6,000,714
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 6/23/2027 (d)(e)	3.81	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 6/24/2026 (d)(e)	3.81	6,000,000	6,000,737
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 6/29/2027 (d)(e)	3.81	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 7/1/2026 (d)(e)	3.81	2,000,000	2,000,358
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 7/9/2027 (d)(e)	3.81	1,000,000	999,700
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 8/13/2027 (d)(e)	3.81	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.815% 1/8/2026 (d)(e)	3.81	4,000,000	4,000,001
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.815% 12/2/2027 (d)(e)	3.81	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.815% 3/18/2026 (d)(e)	3.81	5,000,000	5,000,023
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.815% 4/16/2027 (d)(e)	3.81	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.815% 4/21/2027 (d)(e)	3.82	1,000,000	999,974
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.815% 4/24/2026 (d)(e)	3.81	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.815% 5/14/2027 (d)(e)	3.82	2,000,000	1,999,823
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.82% 11/19/2027 (d)(e)	3.82	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.82% 3/11/2026 (d)(e)	3.82	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.82% 4/16/2026 (d)(e)	3.82	1,000,000	1,000,028
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.82% 4/21/2026 (d)(e)	3.82	2,000,000	2,000,027
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.82% 5/13/2027 (d)(e)	3.82	3,000,000	2,999,945
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.82% 6/24/2027 (d)(e)	3.82	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.82% 7/21/2027 (d)(e)	3.82	4,000,000	3,999,299
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.82% 8/5/2027 (d)(e)	3.82	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.825% 10/16/2026 (d)(e)	3.83	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.825% 11/12/2027 (d)(e)	3.83	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.825% 11/26/2027 (d)(e)	3.83	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.825% 11/26/2027 (d)(e)	3.83	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.825% 2/10/2027 (d)(e)	3.82	4,000,000	4,000,724
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.825% 5/20/2027 (d)(e)	3.83	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.825% 5/6/2027 (d)(e)	3.82 to 3.83	6,000,000	6,000,153
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.825% 6/7/2027 (d)(e)	3.83	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.825% 7/8/2026 (d)(e)	3.83	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.83% 2/18/2027 (d)(e)	3.83	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.83% 5/28/2027 (d)(e)	3.83	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.83% 5/8/2026 (d)(e)	3.83	13,000,000	13,000,353
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.83% 6/9/2027 (d)(e)	3.83	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.83% 7/10/2026 (d)(e)	3.83	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.83% 7/15/2026 (d)(e)	3.83	14,000,000	14,000,194
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.83% 7/23/2026 (d)(e)	3.83	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 10/6/2026 (d)(e)	3.84	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 11/3/2027 (d)(e)	3.84	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 3/23/2027 (d)(e)	3.84	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 3/5/2026 (d)(e)	3.83	1,000,000	1,000,022
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 4/29/2027 (d)(e)	3.83 to 3.84	12,000,000	12,001,771
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 7/16/2026 (d)(e)	3.83	1,000,000	1,000,002
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 7/21/2026 (d)(e)	3.84	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 8/18/2027 (d)(e)	3.84	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 8/27/2026 (d)(e)	3.84	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 9/8/2026 (d)(e)	3.84	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 1/27/2027 (d)(e)	3.84	4,000,000	4,000,610
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 10/15/2027 (d)(e)	3.84	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 10/22/2027 (d)(e)	3.84	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 11/10/2027 (d)(e)	3.84	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 2/20/2026 (d)(e)	3.84	3,000,000	3,000,118
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 2/3/2027 (d)(e)	3.84	2,000,000	2,000,293
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 4/23/2027 (d)(e)	3.84	4,000,000	4,001,170
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 5/5/2027 (d)(e)	3.84	7,000,000	7,000,061
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 6/24/2026 (d)(e)	3.84	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 6/26/2026 (d)(e)	3.84	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 7/2/2026 (d)(e)	3.84	6,000,000	6,000,111
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 7/29/2026 (d)(e)	3.84	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 7/29/2027 (d)(e)	3.84	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 8/12/2026 (d)(e)	3.84	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 8/28/2026 (d)(e)	3.84	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 8/6/2026 (d)(e)	3.84	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.845% 1/8/2027 (d)(e)	3.84 to 3.85	53,000,000	53,011,478
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.845% 10/1/2027 (d)(e)	3.85	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.845% 10/15/2026 (d)(e)	3.84	4,000,000	4,002,205
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.845% 11/18/2026 (d)(e)	3.84 to 3.85	9,000,000	9,004,104
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.845% 11/23/2026 (d)(e)	3.85	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.845% 12/18/2026 (d)(e)	3.84	3,000,000	3,000,507
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.845% 2/10/2027 (d)(e)	3.85	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.845% 8/19/2026 (d)(e)	3.85	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.845% 8/4/2027 (d)(e)	3.85	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.845% 9/15/2027 (d)(e)	3.85	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 1/30/2026 (d)(e)	3.85	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 10/23/2026 (d)(e)	3.85	6,000,000	6,000,825
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 10/29/2027 (d)(e)	3.85	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 10/9/2026 (d)(e)	3.85	40,000,000	40,005,212
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 11/25/2026 (d)(e)	3.85	4,000,000	4,000,581
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 11/4/2026 (d)(e)	3.85	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 12/2/2026 (d)(e)	3.85	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 12/30/2026 (d)(e)	3.85	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 8/12/2027 (d)(e)	3.85	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 8/26/2026 (d)(e)	3.85	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 9/3/2026 (d)(e)	3.85	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 9/4/2026 (d)(e)	3.85	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 9/9/2026 (d)(e)	3.85	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.855% 1/12/2026 (d)(e)	3.85	9,000,000	9,000,047
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.855% 1/21/2027 (d)(e)	3.85	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.855% 1/8/2027 (d)(e)	3.85	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.855% 12/16/2026 (d)(e)	3.85	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.86% 10/1/2027 (d)(e)	3.86	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.86% 10/14/2027 (d)(e)	3.86	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.86% 10/22/2027 (d)(e)	3.86	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.86% 11/27/2026 (d)(e)	3.86	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.86% 12/23/2026 (d)(e)	3.86	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.86% 12/4/2026 (d)(e)	3.86	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.86% 9/10/2027 (d)(e)	3.86	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 3.865% 9/24/2027 (d)(e)	3.86	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.185%, 3.895% 5/10/2027 (d)(e)	3.89	1,000,000	1,001,094
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.23%, 3.94% 6/28/2027 (d)(e)	3.93	3,000,000	3,004,682
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.24%, 3.95% 7/19/2027 (d)(e)	3.94	2,000,000	2,003,415
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.255%, 3.965% 9/13/2027 (d)(e)	3.96	3,000,000	3,005,879
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 3.98% 11/24/2026 (d)(e)	3.97	10,000,000	10,018,146
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 3.98% 11/30/2026 (d)(e)	3.97	20,000,000	20,025,250
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.28%, 3.99% 11/20/2026 (d)(e)	3.98	10,000,000	10,018,340
Federal Home Loan Bank 3.55% 6/24/2026	3.62	5,000,000	4,998,243
Federal Home Loan Bank 3.61% 6/22/2026	3.64	5,000,000	4,999,293
Federal Home Loan Bank 3.61% 6/24/2026	3.62	19,000,000	18,998,867
Federal Home Loan Bank 3.84% 3/9/2026	3.86	3,000,000	2,999,916
Federal Home Loan Bank 3.85% 3/6/2026	3.86	19,000,000	18,999,813
Federal Home Loan Bank 3.85% 3/6/2026	3.86	2,000,000	1,999,980
Federal Home Loan Bank 3.85% 3/9/2026	3.85	5,000,000	4,999,979
Federal Home Loan Bank 4.2% 1/15/2026	4.28	6,000,000	5,999,848
Federal Home Loan Bank 4.21% 1/2/2026	4.28	11,000,000	10,999,981
Federal Home Loan Bank 4.21% 1/5/2026	4.29	11,000,000	10,999,916
Federal Home Loan Bank 4.75% 6/12/2026	3.64	1,000,000	1,004,839
Federal Home Loan Bank Discount Notes 0% 1/14/2026	3.87 to 3.90	19,000,000	18,973,572
Federal Home Loan Bank Discount Notes 0% 1/16/2026	3.89 to 4.06	28,000,000	27,954,136
Federal Home Loan Bank Discount Notes 0% 1/2/2026	3.91 to 4.03	14,000,000	13,998,476
Federal Home Loan Bank Discount Notes 0% 1/21/2026	3.86 to 3.90	28,000,000	27,940,528
Federal Home Loan Bank Discount Notes 0% 1/23/2026	3.66	2,000,000	1,995,539
Federal Home Loan Bank Discount Notes 0% 1/26/2026	3.87	12,000,000	11,968,167
Federal Home Loan Bank Discount Notes 0% 1/28/2026	3.81	12,000,000	11,966,070
Federal Home Loan Bank Discount Notes 0% 1/30/2026	3.86 to 4.23	30,000,000	29,906,522
Federal Home Loan Bank Discount Notes 0% 1/7/2026	3.90 to 3.96	11,000,000	10,992,879
Federal Home Loan Bank Discount Notes 0% 1/9/2026	3.91	13,000,000	12,988,806
Federal Home Loan Bank Discount Notes 0% 2/11/2026	3.66 to 3.84	28,000,000	27,880,280
Federal Home Loan Bank Discount Notes 0% 2/18/2026	3.84 to 4.05	17,000,000	16,913,440
Federal Home Loan Bank Discount Notes 0% 2/20/2026	3.66 to 4.07	15,000,000	14,920,160
Federal Home Loan Bank Discount Notes 0% 2/24/2026	3.82	6,000,000	5,966,205
Federal Home Loan Bank Discount Notes 0% 2/25/2026	3.78 to 4.01	26,000,000	25,847,716
Federal Home Loan Bank Discount Notes 0% 2/26/2026	3.82	10,000,000	9,941,589
Federal Home Loan Bank Discount Notes 0% 2/27/2026	3.84 to 4.01	15,000,000	14,908,159
Federal Home Loan Bank Discount Notes 0% 2/4/2026	3.85 to 3.86	54,000,000	53,805,534
Federal Home Loan Bank Discount Notes 0% 2/6/2026	3.66 to 3.86	34,000,000	33,872,314
Federal Home Loan Bank Discount Notes 0% 2/9/2026	4.05	6,000,000	5,974,195
Federal Home Loan Bank Discount Notes 0% 3/11/2026	3.71 to 3.84	23,000,000	22,835,947
Federal Home Loan Bank Discount Notes 0% 3/13/2026	3.65 to 3.81	22,000,000	21,838,357
Federal Home Loan Bank Discount Notes 0% 3/18/2026	3.65 to 3.81	27,000,000	26,788,104
Federal Home Loan Bank Discount Notes 0% 3/20/2026	3.65 to 3.81	15,000,000	14,878,879
Federal Home Loan Bank Discount Notes 0% 3/24/2026	3.79	2,000,000	1,983,075
Federal Home Loan Bank Discount Notes 0% 3/25/2026	3.65 to 3.81	12,000,000	11,898,256
Federal Home Loan Bank Discount Notes 0% 3/27/2026	3.65	1,000,000	991,452
Federal Home Loan Bank Discount Notes 0% 3/31/2026	3.77	5,000,000	4,954,264
Federal Home Loan Bank Discount Notes 0% 3/4/2026	3.98	2,000,000	1,986,556
Federal Home Loan Bank Discount Notes 0% 3/6/2026	3.80 to 4.00	15,000,000	14,898,176
Federal Home Loan Bank Discount Notes 0% 4/10/2026	3.65 to 3.80	7,000,000	6,929,449
Federal Home Loan Bank Discount Notes 0% 4/2/2026	3.78	5,000,000	4,953,236
Federal Home Loan Bank Discount Notes 0% 4/22/2026	3.64	11,000,000	10,877,900
Federal Home Loan Bank Discount Notes 0% 4/24/2026	3.64	1,000,000	988,699
Federal Home Loan Bank Discount Notes 0% 4/8/2026	3.71 to 3.79	6,000,000	5,940,415
Federal Home Loan Bank Discount Notes 0% 5/1/2026	3.79	8,000,000	7,900,800
Federal Home Loan Bank Discount Notes 0% 6/10/2026	3.58 to 3.70	10,000,000	9,840,489
Federal Home Loan Bank Discount Notes 0% 6/12/2026	3.58	1,250,000	1,230,199
Federal Home Loan Bank Discount Notes 0% 6/17/2026	3.58	6,000,000	5,902,194
Federal Home Loan Bank Discount Notes 0% 6/22/2026	3.58	14,000,000	13,764,991
Federal Home Loan Bank Discount Notes 0% 6/26/2026	3.59	4,000,000	3,930,969
Federal Home Loan Bank Discount Notes 0% 6/5/2026	3.58	11,480,000	11,306,014
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 1/12/2026 (d)(e)	3.71	22,000,000	22,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 1/15/2026 (d)(e)	3.71	28,000,000	28,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 1/20/2026 (d)(e)	3.71	22,000,000	22,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 1/20/2026 (d)(e)	3.71	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 1/26/2026 (d)(e)	3.71	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 1/26/2026 (d)(e)	3.71	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 1/27/2026 (d)(e)	3.71	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 1/27/2026 (d)(e)	3.71	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 1/27/2026 (d)(e)	3.71	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 1/27/2026 (d)(e)	3.71	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 1/30/2026 (d)(e)	3.71	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 1/9/2026 (d)(e)	3.71	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 2/2/2026 (d)(e)	3.71	30,000,000	30,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 2/2/2026 (d)(e)	3.71	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 2/3/2026 (d)(e)	3.71	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 2/3/2026 (d)(e)	3.71	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 2/4/2026 (d)(e)	3.71	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 2/5/2026 (d)(e)	3.71	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 5/11/2026 (d)(e)	3.71	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 5/12/2026 (d)(e)	3.71	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 5/14/2026 (d)(e)	3.71	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 5/15/2026 (d)(e)	3.71	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 5/18/2026 (d)(e)	3.71	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 5/19/2026 (d)(e)	3.71	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 5/22/2026 (d)(e)	3.71	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 1/26/2026 (d)(e)	3.72	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 2/17/2026 (d)(e)	3.72	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 2/18/2026 (d)(e)	3.72	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 2/24/2026 (d)(e)	3.72	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 2/25/2026 (d)(e)	3.72	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 2/25/2026 (d)(e)	3.72	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 2/26/2026 (d)(e)	3.72	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 3/3/2026 (d)(e)	3.72	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 3/4/2026 (d)(e)	3.72	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 3/5/2026 (d)(e)	3.72	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 3/9/2026 (d)(e)	3.72	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 5/7/2026 (d)(e)	3.72	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 6/10/2026 (d)(e)	3.72	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 6/15/2026 (d)(e)	3.72	21,000,000	21,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 6/15/2026 (d)(e)	3.72	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 6/15/2026 (d)(e)	3.72	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 6/15/2026 (d)(e)	3.72	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 6/5/2026 (d)(e)	3.72	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 6/8/2026 (d)(e)	3.72	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 6/9/2026 (d)(e)	3.72	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.725% 1/29/2026 (d)(e)	3.72	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.725% 2/2/2026 (d)(e)	3.72	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.725% 4/6/2026 (d)(e)	3.72	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.725% 4/8/2026 (d)(e)	3.72	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.725% 4/9/2026 (d)(e)	3.72	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.725% 5/11/2026 (d)(e)	3.72	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.725% 7/15/2026 (d)(e)	3.72	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.73% 2/23/2026 (d)(e)	3.73	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.73% 3/2/2026 (d)(e)	3.73	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.73% 4/13/2026 (d)(e)	3.73	17,000,000	17,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.73% 4/15/2026 (d)(e)	3.73	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.73% 5/26/2026 (d)(e)	3.73	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.73% 5/28/2026 (d)(e)	3.73	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.73% 7/10/2026 (d)(e)	3.73	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.73% 7/30/2026 (d)(e)	3.73	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.735% 1/5/2026 (d)(e)	3.74	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.735% 2/12/2026 (d)(e)	3.74	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.735% 2/19/2026 (d)(e)	3.74	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.735% 2/20/2026 (d)(e)	3.74	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.735% 6/2/2026 (d)(e)	3.74	22,000,000	22,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.735% 6/22/2026 (d)(e)	3.74	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.735% 6/24/2026 (d)(e)	3.74	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.735% 9/24/2026 (d)(e)	3.74	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.735% 9/4/2026 (d)(e)	3.74	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.74% 6/29/2026 (d)(e)	3.74	16,000,000	16,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.74% 6/29/2026 (d)(e)	3.74	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.74% 7/21/2026 (d)(e)	3.74	22,000,000	22,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.74% 7/23/2026 (d)(e)	3.74	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.745% 12/9/2026 (d)(e)	3.75	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.745% 3/17/2026 (d)(e)	3.75	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.745% 3/19/2026 (d)(e)	3.75	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.745% 3/23/2026 (d)(e)	3.75	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.745% 3/24/2026 (d)(e)	3.75	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.745% 3/24/2026 (d)(e)	3.75	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.745% 3/26/2026 (d)(e)	3.75	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.745% 3/27/2026 (d)(e)	3.75	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.745% 3/30/2026 (d)(e)	3.75	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.75% 10/14/2026 (d)(e)	3.75	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.75% 4/20/2026 (d)(e)	3.75	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.75% 4/21/2026 (d)(e)	3.75	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.75% 4/23/2026 (d)(e)	3.75	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.75% 4/24/2026 (d)(e)	3.75	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.75% 4/29/2026 (d)(e)	3.75	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.75% 4/30/2026 (d)(e)	3.75	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.755% 10/2/2026 (d)(e)	3.76	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.755% 10/6/2026 (d)(e)	3.76	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.755% 2/5/2026 (d)(e)	3.76	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.76% 5/14/2026 (d)(e)	3.76	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.77% 2/12/2027 (d)(e)	3.77	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.77% 2/5/2027 (d)(e)	3.77	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.775% 8/10/2026 (d)(e)	3.77 to 3.78	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.775% 8/12/2026 (d)(e)	3.77	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.775% 9/11/2026 (d)(e)	3.77	1,000,000	1,000,275
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.78% 12/23/2026 (d)(e)	3.78	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.78% 12/24/2026 (d)(e)	3.78	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.78% 12/30/2026 (d)(e)	3.78	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.785% 11/18/2026 (d)(e)	3.79	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.785% 11/27/2026 (d)(e)	3.79	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.785% 4/5/2027 (d)(e)	3.94	41,000,000	41,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.79% 1/4/2028 (d)(e)	3.78	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.79% 11/13/2026 (d)(e)	3.79	2,000,000	2,000,149
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.79% 12/11/2026 (d)(e)	3.79	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.79% 12/23/2027 (d)(e)	3.79	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.79% 12/29/2027 (d)(e)	3.79	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.79% 12/30/2027 (d)(e)	3.79	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.79% 12/8/2026 (d)(e)	3.79	4,000,000	4,000,368
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.79% 2/27/2026 (d)(e)	3.79	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 8.6059% 1/2/2026 (d)(e)	8.60	5,000,000	5,000,002
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.8% 1/12/2026 (d)(e)	3.80	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.8% 1/16/2026 (d)(e)	3.80	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.8% 12/8/2027 (d)(e)	3.80	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.8% 12/9/2027 (d)(e)	3.80	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.8% 3/1/2027 (d)(e)	3.80	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.8% 5/13/2026 (d)(e)	3.80	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.8% 5/22/2026 (d)(e)	3.80	27,000,000	27,002,933
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.805% 2/12/2027 (d)(e)	3.80	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.805% 2/25/2027 (d)(e)	3.81	1,000,000	999,922
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.805% 4/14/2027 (d)(e)	3.81	2,000,000	1,999,700
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.805% 6/11/2027 (d)(e)	3.81	2,000,000	1,999,836
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.81% 3/30/2026 (d)(e)	3.81	2,000,000	2,000,464
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.81% 4/17/2026 (d)(e)	3.81	2,000,000	1,999,998
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.81% 6/10/2027 (d)(e)	3.81	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.81% 6/22/2026 (d)(e)	3.81	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.81% 6/24/2026 (d)(e)	3.81	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.81% 6/25/2026 (d)(e)	3.81	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.81% 6/26/2026 (d)(e)	3.81	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.81% 6/7/2027 (d)(e)	3.81	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 3.815% 2/18/2027 (d)(e)	3.81	1,000,000	1,000,030
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 3.815% 2/20/2026 (d)(e)	3.81	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.82% 4/10/2026 (d)(e)	3.82	3,000,000	3,000,368
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.82% 4/15/2026 (d)(e)	3.82	3,000,000	3,000,371
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.82% 4/24/2026 (d)(e)	3.82	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.82% 4/7/2026 (d)(e)	3.82	3,000,000	3,000,071
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.82% 7/15/2027 (d)(e)	3.82	1,000,000	999,824
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.82% 7/19/2027 (d)(e)	3.82	3,000,000	2,999,473
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.82% 7/21/2027 (d)(e)	3.82	1,000,000	999,824
Federal Home Loan Bank U.S. SOFR Index + 0.115%, 3.825% 7/30/2027 (d)(e)	3.83	17,000,000	17,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.83% 4/9/2027 (d)(e)	3.83	7,620,000	7,622,338
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.83% 6/21/2027 (d)(e)	3.83	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.83% 6/22/2027 (d)(e)	3.83	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 2/12/2026 (d)(e)	3.84	3,000,000	3,000,092
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 2/20/2026 (d)(e)	3.84	3,000,000	3,000,127
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 2/5/2027 (d)(e)	3.84	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 2/9/2026 (d)(e)	3.84	3,000,000	3,000,068
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 4/16/2027 (d)(e)	3.84	3,000,000	3,000,863
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 4/23/2027 (d)(e)	3.84	2,000,000	2,000,520
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 6/24/2027 (d)(e)	3.84	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 6/30/2027 (d)(e)	3.84	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 9/10/2027 (d)(e)	3.84	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 9/7/2027 (d)(e)	3.84	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 9/8/2027 (d)(e)	3.84	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 3.845% 1/6/2027 (d)(e)	3.84	1,000,000	1,000,683
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.85% 1/16/2026 (d)(e)	3.85	3,000,000	3,000,053
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.85% 10/29/2026 (d)(e)	3.85	2,000,000	2,000,303
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.85% 8/21/2026 (d)(e)	3.85	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.85% 9/10/2026 (d)(e)	3.85	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.85% 9/4/2026 (d)(e)	3.85	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 3.855% 9/25/2026 (d)(e)	3.85	21,000,000	21,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 3.915% 1/2/2026 (d)(e)	3.92	5,000,000	5,000,000
Freddie Mac Discount Notes 0% 1/2/2026	4.02	16,000,000	15,998,236
Freddie Mac Discount Notes 0% 2/18/2026	3.84	2,000,000	1,989,866
Freddie Mac U.S. SOFR Index + 0.08%, 3.79% 11/5/2026 (d)(e)	3.79	28,000,000	28,000,000
Freddie Mac U.S. SOFR Index + 0.09%, 3.8% 1/26/2026 (d)(e)	3.80	48,000,000	48,000,094
Freddie Mac U.S. SOFR Index + 0.1%, 3.81% 2/9/2026 (d)(e)	3.81	3,000,000	3,000,027
Freddie Mac U.S. SOFR Index + 0.11%, 3.82% 3/5/2026 (d)(e)	3.82	17,000,000	17,000,000
Freddie Mac U.S. SOFR Index + 0.11%, 3.82% 5/7/2026 (d)(e)	3.82	10,000,000	10,000,000
Freddie Mac U.S. SOFR Index + 0.115%, 3.825% 4/2/2026 (d)(e)	3.82 to 3.83	28,000,000	28,000,084
Freddie Mac U.S. SOFR Index + 0.14%, 3.85% 10/16/2026 (d)(e)	3.85	24,000,000	24,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.85% 10/29/2026 (d)(e)	3.85	17,000,000	17,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.85% 9/23/2026 (d)(e)	3.85	32,000,000	32,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.85% 9/4/2026 (d)(e)	3.85	11,000,000	11,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $3,110,084,535)			3,110,084,535

U.S. Treasury Obligations - 36.9%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/13/2026	3.86 to 3.95	208,900,000	208,631,829
US Treasury Bills 0% 1/15/2026	3.88 to 3.92	129,000,000	128,806,855
US Treasury Bills 0% 1/2/2026	3.87 to 4.24	166,500,000	166,482,097
US Treasury Bills 0% 1/20/2026	3.86 to 4.23	152,000,000	151,692,440
US Treasury Bills 0% 1/22/2026	3.85 to 3.88	37,722,500	37,638,555
US Treasury Bills 0% 1/27/2026	3.85 to 3.88	155,000,000	154,572,851
US Treasury Bills 0% 1/29/2026	3.89 to 4.22	33,000,000	32,898,303
US Treasury Bills 0% 1/6/2026	4.01 to 4.27	33,800,000	33,781,286
US Treasury Bills 0% 1/8/2026	3.87 to 4.23	161,100,000	160,974,930
US Treasury Bills 0% 10/29/2026	3.69	27,000,000	26,196,476
US Treasury Bills 0% 12/24/2026	3.50 to 3.53	14,000,000	13,529,553
US Treasury Bills 0% 2/10/2026	3.82 to 3.94	123,300,000	122,781,761
US Treasury Bills 0% 2/12/2026	3.82 to 4.06	152,500,000	151,814,787
US Treasury Bills 0% 2/17/2026	3.82 to 3.86	100,000,000	99,502,648
US Treasury Bills 0% 2/19/2026	3.83	45,000,000	44,767,556
US Treasury Bills 0% 2/24/2026	3.61 to 3.79	161,000,000	160,120,347
US Treasury Bills 0% 2/26/2026	3.78	50,000,000	49,708,722
US Treasury Bills 0% 2/3/2026	3.60 to 3.85	186,800,000	186,183,664
US Treasury Bills 0% 3/10/2026	3.78 to 3.82	100,500,000	99,785,174
US Treasury Bills 0% 3/12/2026	3.82 to 3.87	18,000,000	17,866,780
US Treasury Bills 0% 3/17/2026	3.80 to 3.82	85,000,000	84,334,198
US Treasury Bills 0% 3/19/2026	3.79 to 4.12	68,600,000	68,051,233
US Treasury Bills 0% 3/24/2026	3.80	34,600,000	34,304,458
US Treasury Bills 0% 3/26/2026	3.78 to 3.81	67,400,000	66,816,662
US Treasury Bills 0% 3/3/2026	3.60 to 3.83	151,700,000	150,805,720
US Treasury Bills 0% 3/31/2026	3.77 to 3.79	57,000,000	56,473,231
US Treasury Bills 0% 3/5/2026	3.96 to 4.05	116,000,000	115,210,302
US Treasury Bills 0% 4/2/2026	3.60 to 3.81	139,800,000	138,532,813
US Treasury Bills 0% 4/21/2026	3.58 to 3.60	68,000,000	67,263,519
US Treasury Bills 0% 4/28/2026	3.60	102,000,000	100,821,485
US Treasury Bills 0% 4/9/2026	3.77	14,000,000	13,858,989
US Treasury Bills 0% 5/14/2026	3.76 to 4.09	73,595,500	72,571,905
US Treasury Bills 0% 5/21/2026	3.78	50,000,000	49,278,611
US Treasury Bills 0% 5/28/2026	3.74	35,000,000	34,475,496
US Treasury Bills 0% 5/5/2026	3.58	50,000,000	49,414,917
US Treasury Bills 0% 5/7/2026	3.77	63,000,000	62,184,150
US Treasury Bills 0% 7/2/2026	3.56	41,000,000	40,278,514
US Treasury Bills 0% 7/9/2026	4.07 to 4.11	112,000,000	109,693,347
US Treasury Bills 0% 8/6/2026	3.91 to 4.12	28,000,000	27,357,243
US Treasury Bonds Inflation-Indexed 2% 1/15/2026	5.19 to 5.24	31,169,690	31,132,158
US Treasury Notes 0.375% 1/31/2026	4.21 to 4.28	8,000,000	7,975,280
US Treasury Notes 0.5% 2/28/2026	4.13 to 4.17	24,000,000	23,865,055
US Treasury Notes 0.625% 7/31/2026	3.74 to 4.08	29,000,000	28,459,676
US Treasury Notes 0.75% 3/31/2026	4.10 to 4.16	21,000,000	20,831,666
US Treasury Notes 0.75% 4/30/2026	3.80 to 4.07	8,000,000	7,917,385
US Treasury Notes 0.75% 5/31/2026	3.81	6,000,000	5,926,093
US Treasury Notes 0.75% 8/31/2026	3.92 to 4.16	22,000,000	21,537,142
US Treasury Notes 0.875% 9/30/2026	3.85	5,000,000	4,892,391
US Treasury Notes 1.125% 10/31/2026	3.64	6,000,000	5,878,266
US Treasury Notes 1.25% 12/31/2026	3.64	2,000,000	1,953,755
US Treasury Notes 1.375% 8/31/2026	3.93	2,000,000	1,967,081
US Treasury Notes 1.625% 2/15/2026	4.15	2,000,000	1,993,949
US Treasury Notes 1.625% 5/15/2026	4.03 to 4.07	25,000,000	24,784,067
US Treasury Notes 1.875% 7/31/2026	4.01	1,000,000	988,046
US Treasury Notes 2.125% 5/31/2026	4.02	1,000,000	992,447
US Treasury Notes 2.25% 3/31/2026	4.13	2,000,000	1,991,108
US Treasury Notes 2.5% 2/28/2026	4.13	2,000,000	1,994,971
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.19%, 3.7921% 10/31/2027 (d)(e)	3.79	38,000,000	38,013,759
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.205%, 3.8071% 10/31/2026 (d)(e)	3.80	22,000,000	22,010,374
US Treasury Notes 3.75% 8/31/2026	3.96	4,000,000	3,994,484
US Treasury Notes 4% 2/15/2026	4.29	1,000,000	999,651
US Treasury Notes 4.125% 10/31/2026	3.64	3,000,000	3,011,869
US Treasury Notes 4.125% 6/15/2026	4.13 to 4.16	23,000,000	22,998,920
US Treasury Notes 4.25% 1/31/2026	4.28	14,000,000	13,999,623
US Treasury Notes 4.25% 11/30/2026	3.58	11,000,000	11,065,099
US Treasury Notes 4.25% 12/31/2026	3.56 to 3.64	18,000,000	18,111,875
US Treasury Notes 4.375% 7/31/2026	3.75 to 4.08	27,000,000	27,081,614
US Treasury Notes 4.5% 3/31/2026	4.11 to 4.16	25,000,000	25,021,857
US Treasury Notes 4.625% 2/28/2026	3.86 to 4.17	19,000,000	19,018,786
US Treasury Notes 4.625% 3/15/2026	4.11	1,000,000	1,000,991
US Treasury Notes 4.625% 6/30/2026	3.77	2,000,000	2,008,249
US Treasury Notes 4.875% 4/30/2026	4.04 to 4.07	18,500,000	18,547,553
US Treasury Notes 4.875% 5/31/2026	4.04 to 4.06	8,000,000	8,026,103
US Treasury Notes Inflation-Indexed 0.625% 1/15/2026	5.19 to 5.22	35,628,320	35,567,322
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,855,022,072)			3,855,022,072

TOTAL INVESTMENT IN SECURITIES - 104.6% (Cost $10,934,805,607)	10,934,805,607
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(481,173,667)
NET ASSETS - 100.0%	10,453,631,940

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	3.83	12/2025	1/2026	14,000,000	14,002,979	Agency Mortgage-Backed Securities	3.00 - 6.50	11/2030 - 11/2055	14,280,004
						U.S. Treasuries (including strips)	1.63	4/2030	3,098
									14,283,102
BMO Capital Markets Corp	3.78	12/2025	1/2026	2,000,000	2,003,780	Agency Mortgage-Backed Securities	4.50 - 5.50	12/2040 - 11/2055	2,043,000
BMO Capital Markets Corp	3.85	12/2025	1/2026	2,000,000	2,000,428	Agency Mortgage-Backed Securities	3.00 - 5.50	12/2040 - 11/2055	2,040,436
BMO Chicago Branch	3.79	12/2025	1/2026	11,000,000	11,045,164	Agency Mortgage-Backed Securities	5.50 - 6.00	11/2055 - 12/2055	11,253,074
BMO Chicago Branch	3.74	12/2025	1/2026	11,000,000	11,031,998	Agency Mortgage-Backed Securities	6.00	11/2055	11,244,479
BMO Chicago Branch	3.78	12/2025	1/2026	20,000,000	20,065,100	Agency Mortgage-Backed Securities	6.00	11/2055	20,453,550
BMO Chicago Branch	3.82	12/2025	1/2026	8,000,000	8,029,711	U.S. Treasuries (including strips)	0.00	11/2026	8,185,983
BNP Paribas, SA	3.69	12/2025	1/2026	33,000,000	33,101,475	U.S. Treasuries (including strips)	1.13 - 4.63	2/2028 - 2/2055	33,666,902
BNP Paribas, SA	3.69	12/2025	1/2026	44,000,000	44,139,810	Agency Mortgage-Backed Securities	1.22 - 6.50	11/2032 - 4/2055	34,705,825
						U.S. Treasuries (including strips)	1.00 - 4.75	7/2028 - 11/2055	10,192,584
									44,898,409
Bank of Montreal	3.73	12/2025	1/2026	5,000,000	5,016,060	U.S. Treasuries (including strips)	1.25 - 4.63	11/2026 - 11/2054	5,153,567
Bank of Montreal	3.78	12/2025	1/2026	4,000,000	4,013,020	Agency Mortgage-Backed Securities	2.00 - 5.00	5/2030 - 11/2055	4,086,282
						Agency Collateralized Mortgage Obligation	4.30 - 4.71	6/2066 - 4/2070	4,479
									4,090,761
Bank of Montreal	3.78	12/2025	1/2026	2,000,000	2,006,510	U.S. Treasuries (including strips)	1.25 - 4.63	11/2026 - 2/2054	2,045,401
Bank of Montreal	3.84	12/2025	1/2026	1,000,000	1,000,213	U.S. Treasuries (including strips)	1.25 - 3.88	11/2026 - 8/2034	1,020,235
Barclays Capital Inc.	3.84	12/2025	1/2026	13,000,000	13,002,773	Agency Mortgage-Backed Securities	6.50	11/2055	13,262,830
BofA Securities, Inc.	3.77(g)	12/2025	4/2026	35,000,000	35,443,499	Agency Mortgage-Backed Securities	2.50 - 6.50	10/2026 - 9/2075	35,821,916
BofA Securities, Inc.	3.71(g)	12/2025	2/2026	6,000,000	6,038,336	U.S. Treasuries (including strips)	0.38 - 6.50	1/2026 - 1/2027	6,139,232
BofA Securities, Inc.	3.87	10/2025	1/2026	10,000,000	10,098,900	U.S. Treasuries (including strips)	4.13	1/2027	10,273,525
BofA Securities, Inc.	3.71(g)	11/2025	1/2026	2,000,000	2,012,367	U.S. Treasuries (including strips)	4.63 - 4.75	6/2027 - 2/2041	2,048,453
BofA Securities, Inc.	3.73(g)	10/2025	1/2026	4,000,000	4,037,714	Agency Mortgage-Backed Securities	2.00 - 6.50	6/2028 - 5/2058	4,117,951
BofA Securities, Inc.	3.73(g)	11/2025	1/2026	4,000,000	4,025,281	Agency Mortgage-Backed Securities	3.00 - 6.50	3/2042 - 10/2055	4,104,625
Canadian Imperial Bank of Commerce	3.80	12/2025	1/2026	1,000,000	1,005,172	Agency Mortgage-Backed Securities	1.75 - 7.00	3/2030 - 6/2055	245,177
						U.S. Treasuries (including strips)	0.00 - 4.63	2/2026 - 5/2044	14,547
						Agency Collateralized Mortgage Obligation	4.81 - 6.50	11/2055 - 10/2069	209,537
						Agency Debentures and Agency Strips	2.50 - 7.00	10/2038 - 11/2054	575,546
									1,044,807
Canadian Imperial Bank of Commerce	3.73	12/2025	1/2026	11,000,000	11,035,331	U.S. Treasuries (including strips)	0.00 - 4.75	8/2026 - 8/2055	11,231,767
Canadian Imperial Bank of Commerce	3.73	12/2025	1/2026	3,000,000	3,009,014	U.S. Treasuries (including strips)	0.50 - 4.63	10/2026 - 2/2054	3,063,594
Canadian Imperial Bank of Commerce	3.73	12/2025	1/2026	2,000,000	2,005,802	U.S. Treasuries (including strips)	0.00 - 3.81	8/2026 - 11/2032	2,042,147
Canadian Imperial Bank of Commerce	3.73	12/2025	1/2026	11,000,000	11,038,750	Agency Mortgage-Backed Securities	1.79 - 7.00	2/2030 - 7/2055	10,285,805
						U.S. Treasuries (including strips)	0.00 - 4.63	3/2026 - 5/2053	968,785
									11,254,590
Canadian Imperial Bank of Commerce	3.72	12/2025	1/2026	8,000,000	8,028,107	U.S. Treasuries (including strips)	0.00 - 4.63	3/2026 - 2/2054	8,178,640
Canadian Imperial Bank of Commerce	3.73	12/2025	1/2026	4,000,000	4,012,019	U.S. Treasuries (including strips)	0.00 - 4.63	2/2026 - 11/2044	4,089,327
Citigroup Global Capital Markets Inc	3.78(g)	12/2025	2/2026	22,000,000	22,140,910	Agency Mortgage-Backed Securities	2.50 - 4.50	3/2052 - 3/2052	22,440,786
						U.S. Treasuries (including strips)	1.25	11/2026	15,688
									22,456,474
Citigroup Global Capital Markets Inc	3.78(g)	12/2025	2/2026	39,000,000	39,253,890	Agency Mortgage-Backed Securities	2.00 - 5.00	3/2052 - 5/2052	39,780,605
						U.S. Treasuries (including strips)	1.25	11/2026	65,792
									39,846,397
Citigroup Global Capital Markets Inc	3.77(g)	12/2025	2/2026	22,000,000	22,142,841	U.S. Treasuries (including strips)	0.00 - 1.25	4/2026 - 11/2026	22,477,428
Citigroup Global Capital Markets Inc	3.78(g)	12/2025	2/2026	23,000,000	23,149,730	Agency Mortgage-Backed Securities	3.00 - 5.00	4/2052 - 5/2052	23,460,383
						U.S. Treasuries (including strips)	1.25	11/2026	53,634
									23,514,017
Credit AG	3.73	12/2025	1/2026	9,000,000	9,033,570	U.S. Treasuries (including strips)	4.25	1/2028	9,188,634
Credit AG	3.80	12/2025	1/2026	5,000,000	5,016,361	U.S. Treasuries (including strips)	4.25	1/2028	5,113,016
Fixed Income Clearing Corp - BNYM	3.82	12/2025	1/2026	60,729,000	60,741,888	U.S. Treasuries (including strips)	4.00	3/2030	61,943,641
Fixed Income Clearing Corp - BONY	3.83	12/2025	1/2026	64,000,000	64,013,618	Agency Mortgage-Backed Securities	2.00 - 8.00	2/2030 - 1/2056	49,632,863
						U.S. Treasuries (including strips)	2.38	2/2042	15,647,137
									65,280,000
Fixed Income Clearing Corp - Barclays	3.84	12/2025	1/2026	30,000,000	30,006,400	U.S. Treasuries (including strips)	0.00 - 4.38	1/2026 - 8/2053	30,606,579
Fixed Income Clearing Corp - Barclays	3.84	12/2025	1/2026	60,000,000	60,012,800	U.S. Treasuries (including strips)	0.50 - 5.25	7/2026 - 8/2032	61,213,148
Fixed Income Clearing Corp - CIBC	3.83	12/2025	1/2026	58,000,000	58,012,341	U.S. Treasuries (including strips)	4.63	11/2044	59,185,491
Fixed Income Clearing Corp - Citi	3.83	12/2025	1/2026	167,000,000	167,035,534	U.S. Treasuries (including strips)	0.00 - 6.50	2/2026 - 11/2053	170,376,249
Fixed Income Clearing Corp - Credit Agricole	3.83	12/2025	1/2026	41,000,000	41,008,724	U.S. Treasuries (including strips)	2.00	11/2026	41,828,941
Fixed Income Clearing Corp - Credit Agricole	3.83	12/2025	1/2026	120,000,000	120,025,533	U.S. Treasuries (including strips)	0.38 - 4.25	3/2026 - 8/2046	122,426,044
Fixed Income Clearing Corp - Credit Agricole	3.83	12/2025	1/2026	55,000,000	55,011,703	U.S. Treasuries (including strips)	3.50	9/2029	56,587,906
Fixed Income Clearing Corp - Goldman	3.84	12/2025	1/2026	78,000,000	78,016,640	Agency Mortgage-Backed Securities	2.00 - 6.50	4/2031 - 12/2055	79,576,974
Fixed Income Clearing Corp - Goldman	3.84	12/2025	1/2026	82,000,000	82,017,493	Agency Mortgage-Backed Securities	2.00 - 6.50	7/2032 - 10/2055	83,657,845
Fixed Income Clearing Corp - Goldman	3.83	12/2025	1/2026	91,000,000	91,019,363	U.S. Treasuries (including strips)	0.50 - 4.25	6/2027 - 5/2050	92,839,750
Fixed Income Clearing Corp - Goldman	3.83	12/2025	1/2026	96,000,000	96,020,427	U.S. Treasuries (including strips)	2.38	5/2051	97,940,875
Fixed Income Clearing Corp - ING	3.83	12/2025	1/2026	21,000,000	21,004,468	Agency Mortgage-Backed Securities	3.00 - 7.00	11/2035 - 9/2055	21,424,577
Fixed Income Clearing Corp - Mizuho	3.84	12/2025	1/2026	45,000,000	45,009,600	Agency Mortgage-Backed Securities	2.00 - 6.50	11/2035 - 1/2056	21,629,339
						U.S. Treasuries (including strips)	1.50 - 6.38	11/2026 - 2/2037	24,280,453
									45,909,792
Fixed Income Clearing Corp - Mizuho	3.83	12/2025	1/2026	65,000,000	65,013,831	U.S. Treasuries (including strips)	3.88 - 4.63	12/2027 - 5/2031	66,314,121
Fixed Income Clearing Corp - Morgan Stanley	3.86	12/2025	1/2026	82,000,000	82,017,584	Agency Mortgage-Backed Securities	1.50 - 8.50	1/2026 - 12/2055	83,057,688
						U.S. Treasuries (including strips)	2.25 - 4.25	9/2027 - 8/2046	600,249
									83,657,937
Fixed Income Clearing Corp - Morgan Stanley	3.86	12/2025	1/2026	82,000,000	82,017,584	Agency Mortgage-Backed Securities	4.00 - 6.50	10/2052 - 12/2055	83,657,937
Fixed Income Clearing Corp - Morgan Stanley	3.86	12/2025	1/2026	58,000,000	58,012,438	Agency Mortgage-Backed Securities	1.50 - 6.50	1/2028 - 12/2055	59,164,738
						U.S. Treasuries (including strips)	0.00 - 3.75	1/2026 - 8/2051	7,949
									59,172,687
Fixed Income Clearing Corp - Morgan Stanley	3.86	12/2025	1/2026	157,000,000	157,033,668	Agency Mortgage-Backed Securities	2.00 - 7.00	8/2038 - 9/2065	159,994,936
						U.S. Treasuries (including strips)	1.63 - 6.38	8/2027 - 2/2048	179,406
									160,174,342
Fixed Income Clearing Corp - Morgan Stanley	3.85	12/2025	1/2026	74,000,000	74,015,828	U.S. Treasuries (including strips)	0.38 - 4.50	1/2026 - 1/2032	75,496,242
Fixed Income Clearing Corp - Morgan Stanley	3.85	12/2025	1/2026	74,000,000	74,015,828	U.S. Treasuries (including strips)	0.00 - 4.25	1/2026 - 11/2035	75,496,146
Fixed Income Clearing Corp - Morgan Stanley	3.85	12/2025	1/2026	74,000,000	74,015,828	U.S. Treasuries (including strips)	0.00 - 4.63	1/2026 - 11/2034	75,496,235
Fixed Income Clearing Corp - Morgan Stanley	3.85	12/2025	1/2026	52,000,000	52,011,122	U.S. Treasuries (including strips)	1.25 - 4.88	12/2026 - 11/2034	53,051,390
Fixed Income Clearing Corp - Natixis	3.84	12/2025	1/2026	53,000,000	53,011,307	U.S. Treasuries (including strips)	3.38	9/2028	54,064,265
Fixed Income Clearing Corp - Natwest	3.85	12/2025	1/2026	1,000,000	1,000,214	U.S. Treasuries (including strips)	4.00	7/2029	1,020,276
Fixed Income Clearing Corp - Nomura	3.83	12/2025	1/2026	70,000,000	70,014,894	U.S. Treasuries (including strips)	1.25 - 4.25	10/2026 - 11/2034	71,415,201
Fixed Income Clearing Corp - State Street Bank	3.83	12/2025	1/2026	45,000,000	45,009,575	Agency Mortgage-Backed Securities	4.00 - 5.50	12/2040 - 9/2055	46,725,768
ING Financial Markets LLC	3.78	12/2025	1/2026	22,000,000	22,113,190	Agency Mortgage-Backed Securities	3.00 - 6.50	9/2033 - 9/2055	22,491,129
						U.S. Treasuries (including strips)	1.88	7/2035	716
									22,491,845
JP Morgan Securities, LLC	3.74(g)	12/2025	1/2026	125,000,000	125,389,583	Agency Mortgage-Backed Securities	1.50 - 6.50	2/2029 - 4/2059	127,553,374
JP Morgan Securities, LLC	3.73(g)	12/2025	1/2026	216,000,000	216,693,780	U.S. Treasuries (including strips)	2.50	3/2027	220,795,995
JP Morgan Securities, LLC	3.83	12/2025	1/2026	33,000,000	33,007,022	Agency Mortgage-Backed Securities	1.50 - 7.00	12/2027 - 11/2055	33,667,163
Lloyds Bank Corp Mrkts	3.82	12/2025	1/2026	4,000,000	4,002,971	U.S. Treasuries (including strips)	1.13 - 4.63	3/2026 - 11/2055	4,081,307
Lloyds Bank PLC	3.83	12/2025	3/2026	5,000,000	5,054,188	U.S. Treasuries (including strips)	0.50 - 4.13	4/2027 - 8/2031	5,113,638
Lloyds Bank PLC	3.78	12/2025	3/2026	5,000,000	5,046,725	U.S. Treasuries (including strips)	0.50 - 6.00	2/2026 - 5/2034	5,107,535
Lloyds Bank PLC	3.79	12/2025	3/2026	2,000,000	2,018,740	U.S. Treasuries (including strips)	0.50 - 6.00	2/2026 - 11/2033	2,043,502
Lloyds Bank PLC	3.79	12/2025	3/2026	2,000,000	2,018,740	U.S. Treasuries (including strips)	0.50 - 6.00	2/2026 - 2/2029	2,043,439
Lloyds Bank PLC	3.90	11/2025	2/2026	5,000,000	5,049,834	U.S. Treasuries (including strips)	0.50 - 4.38	4/2027 - 8/2047	5,120,445
Lloyds Bank PLC	3.90	11/2025	2/2026	5,000,000	5,049,292	U.S. Treasuries (including strips)	0.88 - 3.50	1/2028 - 8/2047	5,120,447
Lloyds Bank PLC	3.79	12/2025	2/2026	5,000,000	5,032,636	U.S. Treasuries (including strips)	2.88 - 6.00	2/2026 - 2/2033	5,105,452
Lloyds Bank PLC	3.96	11/2025	2/2026	3,000,000	3,030,360	U.S. Treasuries (including strips)	0.50 - 6.00	2/2026 - 5/2034	3,074,483
Lloyds Bank PLC	3.89	11/2025	2/2026	5,000,000	5,037,771	U.S. Treasuries (including strips)	0.50 - 6.00	2/2026 - 2/2033	5,119,275
Lloyds Bank PLC	3.87	12/2025	2/2026	5,000,000	5,033,863	U.S. Treasuries (including strips)	1.13 - 4.63	2/2028 - 8/2047	5,116,450
Lloyds Bank PLC	3.87	12/2025	2/2026	5,000,000	5,033,325	U.S. Treasuries (including strips)	0.63 - 4.13	11/2027 - 8/2047	5,117,000
Lloyds Bank PLC	3.95	11/2025	1/2026	3,000,000	3,020,738	U.S. Treasuries (including strips)	0.50 - 4.63	4/2027 - 11/2033	3,073,115
Lloyds Bank PLC	3.96	11/2025	1/2026	5,000,000	5,042,350	U.S. Treasuries (including strips)	0.50 - 6.00	2/2026 - 2/2033	5,131,460
MUFG Securities (Canada), Ltd.	3.80	12/2025	3/2026	6,000,000	6,053,200	Agency Mortgage-Backed Securities	4.00 - 6.00	10/2044 - 1/2055	6,134,212
MUFG Securities (Canada), Ltd.	3.78	12/2025	3/2026	5,000,000	5,044,100	U.S. Treasuries (including strips)	0.63 - 4.63	12/2027 - 2/2055	5,112,274
MUFG Securities (Canada), Ltd.	3.75	12/2025	1/2026	4,000,000	4,020,417	Agency Mortgage-Backed Securities	1.51 - 6.00	12/2027 - 1/2055	4,088,302
						U.S. Treasuries (including strips)	0.13	4/2027	1,132
									4,089,434
MUFG Securities EMEA PLC	3.78	12/2025	1/2026	12,000,000	12,065,520	U.S. Treasuries (including strips)	4.63	11/2026	12,268,457
MUFG Securities EMEA PLC	3.79	12/2025	1/2026	14,000,000	14,047,164	U.S. Treasuries (including strips)	0.75 - 4.13	8/2026 - 7/2028	14,309,726
MUFG Securities EMEA PLC	3.84	12/2025	1/2026	11,000,000	11,002,347	U.S. Treasuries (including strips)	3.75 - 4.75	8/2041 - 8/2055	11,228,678
Mitsubishi UFJ Securities (U.S.A.), Inc.	3.80	12/2025	3/2026	23,000,000	23,203,934	Agency Mortgage-Backed Securities	2.00 - 6.00	1/2026 - 10/2055	23,514,479
Mizuho Bank, Ltd.	3.84	12/2025	1/2026	8,000,000	8,001,707	U.S. Treasuries (including strips)	1.63	5/2031	8,154,284
NatWest Market Securities Inc	3.77	12/2025	1/2026	14,000,000	14,010,263	U.S. Treasuries (including strips)	3.63	8/2029	14,284,523
NatWest Market Securities Inc	3.84	12/2025	1/2026	4,000,000	4,000,853	U.S. Treasuries (including strips)	4.00	7/2029	4,080,896
RBC Dominion Securities	3.71	12/2025	1/2026	23,000,000	23,116,144	U.S. Treasuries (including strips)	0.38 - 4.63	1/2026 - 2/2055	23,513,320
RBC Dominion Securities	3.81	12/2025	1/2026	21,000,000	21,015,558	Agency Mortgage-Backed Securities	2.00 - 6.00	4/2037 - 9/2055	21,336,622
						U.S. Treasuries (including strips)	4.13	5/2032	99,247
									21,435,869
RBC Dominion Securities	3.80	12/2025	1/2026	19,000,000	19,014,039	U.S. Treasuries (including strips)	0.75 - 4.63	4/2026 - 8/2035	19,394,323
RBC Financial Group	3.91	11/2025	1/2026	25,000,000	25,236,229	Agency Mortgage-Backed Securities	2.50 - 6.50	11/2045 - 9/2055	24,316,907
						U.S. Treasuries (including strips)	0.13 - 4.63	7/2026 - 5/2033	1,345,808
						Agency Collateralized Mortgage Obligation	5.32	6/2055	1,801
									25,664,516
RBC Financial Group	3.71	12/2025	1/2026	50,000,000	50,252,486	Agency Mortgage-Backed Securities	1.46 - 6.00	3/2031 - 4/2055	2,265,282
						U.S. Treasuries (including strips)	0.38 - 4.50	4/2027 - 5/2033	35,801,576
						Agency Collateralized Mortgage Obligation	4.77 - 5.17	5/2053 - 3/2054	13,803
						Agency Debentures and Agency Strips	4.57 - 6.00	8/2052 - 2/2055	13,163,131
									51,243,792
RBC Financial Group	3.93	11/2025	1/2026	11,000,000	11,084,058	Agency Mortgage-Backed Securities	0.85 - 7.00	5/2030 - 10/2055	11,261,624
						U.S. Treasuries (including strips)	0.13 - 1.63	10/2029 - 7/2030	4,740
						Agency Collateralized Mortgage Obligation	4.77 - 4.92	3/2051 - 2/2054	13,988
									11,280,352
RBC Financial Group	3.91	11/2025	1/2026	5,000,000	5,038,557	Agency Mortgage-Backed Securities	2.00 - 6.50	4/2030 - 10/2055	18,915
						U.S. Treasuries (including strips)	0.13 - 4.50	1/2026 - 1/2034	5,109,496
									5,128,411
Royal Bank of Canada	3.79	12/2025	1/2026	15,000,000	15,011,054	U.S. Treasuries (including strips)	1.25 - 4.00	9/2027 - 2/2034	15,306,464
SMBC Nikko Securities America Inc	3.85	12/2025	1/2026	10,000,000	10,002,139	U.S. Treasuries (including strips)	3.50 - 4.63	12/2028 - 11/2045	10,202,237
SMBC Nikko Securities America Inc	3.85	12/2025	1/2026	28,000,000	28,005,989	U.S. Treasuries (including strips)	4.13 - 4.63	5/2031 - 11/2045	28,566,174
Societe Generale	3.78	12/2025	1/2026	31,000,000	31,022,785	U.S. Treasuries (including strips)	0.88 - 4.13	11/2030 - 5/2053	31,643,267
TD Securities (U.S.A.)	3.83	12/2025	1/2026	13,000,000	13,002,766	U.S. Treasuries (including strips)	4.38	11/2030	13,262,891
US Bancorp Inv	3.85	12/2025	1/2026	14,000,000	14,002,994	U.S. Treasuries (including strips)	0.00 - 4.63	1/2026 - 11/2055	14,287,029
Wells Fargo Bank NA	3.79	12/2025	1/2026	29,000,000	29,021,371	U.S. Treasuries (including strips)	4.00	2/2034	29,592,487
Wells Fargo Securities, LLC	3.76	12/2025	3/2026	33,000,000	33,313,647	U.S. Treasuries (including strips)	1.75	1/2029	33,712,821
Wells Fargo Securities, LLC	3.77	12/2025	3/2026	56,000,000	56,527,800	Agency Mortgage-Backed Securities	6.50	12/2055	57,251,599
Wells Fargo Securities, LLC	3.82	12/2025	3/2026	15,000,000	15,143,250	Agency Mortgage-Backed Securities	6.50	9/2055	15,348,705
Wells Fargo Securities, LLC	3.96	11/2025	2/2026	24,000,000	24,242,880	Agency Mortgage-Backed Securities	2.50	7/2051	24,595,791
Wells Fargo Securities, LLC	3.94	11/2025	2/2026	11,000,000	11,110,758	Agency Mortgage-Backed Securities	3.50	7/2050	11,274,031
Wells Fargo Securities, LLC	3.94	11/2025	2/2026	11,000,000	11,110,758	Agency Mortgage-Backed Securities	6.00	6/2054	11,275,259
Wells Fargo Securities, LLC	3.95	11/2025	2/2026	22,000,000	22,212,422	Agency Mortgage-Backed Securities	6.50	7/2055	22,553,260
Wells Fargo Securities, LLC	3.92	11/2025	2/2026	11,000,000	11,108,998	Agency Mortgage-Backed Securities	5.50	5/2055	11,284,753
Wells Fargo Securities, LLC	3.96	11/2025	1/2026	6,000,000	6,040,260	Agency Mortgage-Backed Securities	4.50	5/2051	6,157,699
Total Repurchase Agreements				3,385,729,000	3,392,894,403				3,458,216,566

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$408,970,000 due 01/02/2026 at 3.84%
Bank of America NA	29,656,000
Bny Mellon Capital Market LLC	32,395,000
HSBC Securities Inc (USA)	41,067,000
MUFG Securities (Canada) Ltd.	22,658,000
Rbc Dominion Securities Inc	41,418,000
Sumitomo Mitsui Banking Corp	98,029,000
Sumitomo Mitsui Banking Corp/New York	70,419,000
Wells Fargo Bank NA	37,076,000
Wells Fargo Securities LLC	36,252,000
408,970,000
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including repurchase agreements of $3,969,699,000) - See accompanying schedule: Unaffiliated issuers (cost $10,934,805,607)		$10,934,805,607
Cash		42,000,248
Receivable for fund shares sold		19,298,651
Interest receivable		19,778,878
Prepaid expenses		7,430
Total assets		11,015,890,814
Liabilities
Payable for investments purchased
Regular delivery	$526,371,291
Delayed delivery	5,000,000
Payable for fund shares redeemed	28,230,460
Accrued management fee	2,207,493
Distribution and service plan fees payable	369,323
Other payables and accrued expenses	80,307
Total liabilities		562,258,874
Net Assets		$10,453,631,940
Net Assets consist of:
Paid in capital		$10,453,213,624
Total accumulated earnings (loss)		418,316
Net Assets		$10,453,631,940

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($3,126,380,139 ÷ 3,126,069,668 shares)		$1.00
Service Class :
Net Asset Value, offering price and redemption price per share ($2,820,810,265 ÷ 2,821,175,706 shares)		$1.00
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($651,424,099 ÷ 651,571,093 shares)		$1.00
Investor Class :
Net Asset Value, offering price and redemption price per share ($3,855,017,437 ÷ 3,854,208,715 shares)		$1.00
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$430,237,109
Expenses
Management fee	$25,662,709
Distribution and service plan fees	3,945,363
Custodian fees and expenses	99,645
Independent trustees' fees and expenses	23,912
Audit fees	51,784
Legal	11,066
Miscellaneous	19,587
Total expenses		29,814,066
Net Investment income (loss)		400,423,043
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	46,580
Total net realized gain (loss)		46,580
Net increase in net assets resulting from operations		$400,469,623
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$400,423,043	$412,114,200
Net realized gain (loss)	46,580	3,579
Net increase in net assets resulting from operations	400,469,623	412,117,779
Distributions to shareholders	(400,362,744)	(412,087,912)

Share transactions - net increase (decrease)	1,956,090,654	277,213,860
Total increase (decrease) in net assets	1,956,197,533	277,243,727

Net Assets
Beginning of period	8,497,434,407	8,220,190,680
End of period	$10,453,631,940	$8,497,434,407

Financial Highlights
VIP Government Money Market Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.041	.050	.048	.014	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.041	.050	.048	.014	- B
Distributions from net investment income	(.041)	(.050)	(.048)	(.014)	- B
Total distributions	(.041)	(.050)	(.048)	(.014)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	4.13%	5.10%	4.89%	1.44%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.25%	.27%	.29%	.24%	.23%
Expenses net of fee waivers, if any	.25%	.27%	.29%	.22%	.08%
Expenses net of all reductions, if any	.25%	.27%	.29%	.22%	.08%
Net investment income (loss)	4.05%	4.96%	4.83%	1.52%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,126,380	$2,267,618	$2,594,542	$2,210,498	$1,477,559

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
VIP Government Money Market Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.040	.049	.047	.013	- B
Net realized and unrealized gain (loss)	- B	- B	- B	.001	- B
Total from investment operations	.040	.049	.047	.014	- B
Distributions from net investment income	(.040)	(.049)	(.047)	(.014)	- B
Total distributions	(.040)	(.049)	(.047)	(.014)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	4.03%	5.00%	4.79%	1.36%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.35%	.37%	.39%	.34%	.33%
Expenses net of fee waivers, if any	.35%	.37%	.39%	.30%	.08%
Expenses net of all reductions, if any	.35%	.37%	.39%	.29%	.08%
Net investment income (loss)	3.95%	4.85%	4.73%	1.44%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,820,810	$2,492,449	$2,289,476	$1,796,084	$1,447,279

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
VIP Government Money Market Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.038	.047	.045	.013	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.038	.047	.045	.013	- B
Distributions from net investment income	(.038)	(.047)	(.045)	(.013)	- B
Total distributions	(.038)	(.047)	(.045)	(.013)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	3.86%	4.84%	4.63%	1.26%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.50%	.52%	.54%	.49%	.48%
Expenses net of fee waivers, if any	.50%	.52%	.54%	.40%	.08%
Expenses net of all reductions, if any	.50%	.52%	.54%	.40%	.08%
Net investment income (loss)	3.80%	4.70%	4.58%	1.34%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$651,424	$401,835	$319,430	$238,428	$203,035

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
VIP Government Money Market Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.040	.050	.048	.014	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.040	.050	.048	.014	- B
Distributions from net investment income	(.040)	(.050)	(.048)	(.014)	- B
Total distributions	(.040)	(.050)	(.048)	(.014)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	4.10%	5.08%	4.87%	1.42%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.28%	.30%	.32%	.27%	.25%
Expenses net of fee waivers, if any	.28%	.30%	.31%	.24%	.08%
Expenses net of all reductions, if any	.28%	.30%	.31%	.24%	.08%
Net investment income (loss)	4.02%	4.92%	4.81%	1.50%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,855,017	$3,335,532	$3,016,743	$2,591,813	$1,970,069

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Government Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$10,934,805,607

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$317,337
Net unrealized appreciation (depreciation) on securities and other investments	$-

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$400,362,744	$ 412,087,912

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then adding an income-related fee. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.15
Service Class	.15
Service Class 2.15
Investor Class	.18

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. The income-related fee varies depending on the level of the Fund's monthly gross income from an annualized rate of .05% (at a fund annualized gross yield of 0%) to .27% (at a fund annualized gross yield of 15%) of the Fund's average net assets throughout the month. The income-related fee is proportionately added to a class's basic fee. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized income-related fee and management fee rates were as follows:

	Total Management Fee Rate %	Income-Related Fee $	Income-Related Fee Rate %
VIP Government Money Market Portfolio	-	9,579,230.10
Initial Class	.25
Service Class	.25
Service Class 2.25
Investor Class	.27

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,716,876
Service Class 2	1,228,487
$3,945,363

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Government Money Market Portfolio
Distributions to shareholders
Initial Class	$125,909,585	$129,204,435
Service Class	107,468,662	109,549,291
Service Class 2	18,490,980	17,281,509
Investor Class	148,493,517	156,052,677
Total	$400,362,744	$412,087,912
5. Share Transactions.
Transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Government Money Market Portfolio
Initial Class
Shares sold	5,822,973,903	2,178,894,018	$5,822,973,903	$2,178,894,018
Reinvestment of distributions	125,760,212	129,913,881	125,760,212	129,913,881
Shares redeemed	(5,087,948,816)	(2,638,246,567)	(5,087,948,816)	(2,638,246,567)
Net increase (decrease)	860,785,299	(329,438,668)	$860,785,299	$(329,438,668)
Service Class
Shares sold	2,263,981,606	2,464,667,316	$2,263,981,606	$2,464,667,316
Reinvestment of distributions	107,462,514	110,180,749	107,462,514	110,180,749
Shares redeemed	(2,043,744,229)	(2,370,916,323)	(2,043,744,229)	(2,370,916,323)
Net increase (decrease)	327,699,891	203,931,742	$327,699,891	$203,931,742
Service Class 2
Shares sold	1,343,758,727	643,287,594	$1,343,758,727	$643,287,594
Reinvestment of distributions	18,486,281	17,366,478	18,486,281	17,366,478
Shares redeemed	(1,112,756,729)	(577,986,476)	(1,112,756,729)	(577,986,476)
Net increase (decrease)	249,488,279	82,667,596	$249,488,279	$82,667,596
Investor Class
Shares sold	1,067,336,386	733,425,816	$1,067,380,127	$733,425,816
Reinvestment of distributions	148,537,258	156,891,427	148,493,517	156,891,427
Shares redeemed	(697,756,459)	(570,264,053)	(697,756,459)	(570,264,053)
Net increase (decrease)	518,117,185	320,053,190	$518,117,185	$320,053,190
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Government Money Market Portfolio	39	1	15
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Government Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Government Money Market Portfolio (one of the funds constituting Variable Insurance Products Fund V, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 54.50% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $400,362,744 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Government Money Market Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the Investor Class of the fund, the Board considered the effective management fee rate for the Investor Class from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board recognized that the income-based component of the fund's management fee, which no competitors have, varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for Investor Class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of Investor Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Investor Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Investor Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of the Investor Class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of Investor Class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.701157.128
VIPMM-ANN-0226
Fidelity® Variable Insurance Products:

VIP FundsManager® 20% Portfolio
VIP FundsManager® 30% Portfolio
VIP FundsManager® 40% Portfolio
VIP FundsManager® 50% Portfolio
VIP FundsManager® 60% Portfolio
VIP FundsManager® 70% Portfolio
VIP FundsManager® 85% Portfolio

Annual Report
December 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP FundsManager® 20% Portfolio
VIP FundsManager® 30% Portfolio
VIP FundsManager® 40% Portfolio
VIP FundsManager® 50% Portfolio
VIP FundsManager® 60% Portfolio
VIP FundsManager® 70% Portfolio
VIP FundsManager® 85% Portfolio
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP FundsManager® 20% Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 48.0%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	568,471	5,173,085
Fidelity High Income Fund (b)	1,287,280	10,426,969
Fidelity Inflation-Protected Bond Index Fund (b)	1,419,129	12,942,460
Fidelity Long-Term Treasury Bond Index Fund (b)	42,606	395,809
Fidelity Total Bond Fund (b)	15,634,962	151,190,081
VIP Investment Grade Bond II Portfolio - Investor Class (b)	15,958,308	151,125,182
TOTAL BOND FUNDS (Cost $335,332,149)		331,253,586

Domestic Equity Funds - 14.9%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	50,011	2,742,603
Fidelity Commodity Strategy Fund (b)	53,759	5,472,160
Fidelity Contrafund (b)	103,220	2,508,247
Fidelity Enhanced Large Cap Core ETF (b)	118,250	4,513,603
Fidelity Fundamental Small-Mid Cap ETF (b)	82,413	2,529,255
Fidelity Hedged Equity Fund (b)	588,431	8,773,501
Fidelity Real Estate Investment Portfolio (b)	37,934	1,434,672
Fidelity Stock Selector Small Cap Fund (b)	136,485	5,777,404
VIP Stock Selector Portfolio - Investor Class (b)	4,584,194	65,920,704
VIP Value Strategies Portfolio - Investor Class (b)	194,741	3,065,221
TOTAL DOMESTIC EQUITY FUNDS (Cost $77,586,755)		102,737,370

International Equity Funds - 8.5%
	Shares	Value ($)
Fidelity Canada Fund (b)	36,333	2,840,523
Fidelity Emerging Markets Fund (b)	276,719	13,799,960
Fidelity Enhanced International ETF (b)	121,513	4,444,945
Fidelity Infrastructure Fund (b)	59,070	991,202
Fidelity International Capital Appreciation Fund (b)	153,788	5,494,832
Fidelity International Discovery Fund (b)	75,674	4,324,037
Fidelity International Small Cap Opportunities Fund (b)	101,349	2,210,424
Fidelity Japan Smaller Companies Fund (b)	104,304	1,750,216
Fidelity Overseas Fund (b)	236,720	17,050,922
Fidelity Total International Equity Fund (b)	379,591	5,652,105
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $41,875,249)		58,559,166

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026 (d)	3.83	170,000	169,664
US Treasury Bills 0% 2/26/2026 (d)	3.75	20,000	19,890
US Treasury Bills 0% 2/5/2026 (d)	3.81	80,000	79,732
US Treasury Bills 0% 3/12/2026 (d)	3.57	50,000	49,660
US Treasury Bills 0% 3/5/2026 (d)	3.65	230,000	228,601
TOTAL U.S. TREASURY OBLIGATIONS (Cost $547,415)			547,547

Money Market Funds - 28.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	33,440,213	33,446,901
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(f)	3.71	163,400,654	163,400,654
TOTAL MONEY MARKET FUNDS (Cost $196,847,588)			196,847,555

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $652,189,156)	689,945,224
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,777)
NET ASSETS - 100.0%	689,942,447

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	49	3/2026	7,110,145	71,207
ICE MSCI Emerging Markets Index Contracts (United States)	94	3/2026	6,633,580	120,547

TOTAL EQUITY CONTRACTS				191,754

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	59	3/2026	6,624,594	(31,985)

TOTAL FUTURES CONTRACTS				159,769
The notional amount of long futures as a percentage of Net Assets is 3.0%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $547,547.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	56,072,703	22,434,966	45,061,336	1,895,991	601	(33)	33,446,901	33,440,213	0.1%
Total	56,072,703	22,434,966	45,061,336	1,895,991	601	(33)	33,446,901

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	2,382,991	173,738	250,884	1,246	6,151	430,607	2,742,603	50,011
Fidelity Canada Fund	1,204,364	1,885,064	437,060	153,355	34,025	154,130	2,840,523	36,333
Fidelity Commodity Strategy Fund	3,219,295	2,909,260	1,075,041	157,974	(99,333)	517,979	5,472,160	53,759
Fidelity Contrafund	2,369,685	290,480	489,263	127,004	47,193	290,152	2,508,247	103,220
Fidelity Emerging Markets Discovery Fund	3,750,510	474,028	5,236,656	-	1,492,016	(479,898)	-	-
Fidelity Emerging Markets Fund	12,128,990	2,068,629	4,164,019	6,656	877,415	2,888,945	13,799,960	276,719
Fidelity Enhanced International ETF	5,128,206	-	2,205,913	173,675	620,428	902,224	4,444,945	121,513
Fidelity Enhanced Large Cap Core ETF	5,090,123	11,356,017	11,658,038	46,109	(262,864)	(11,635)	4,513,603	118,250
Fidelity Enhanced Mid Cap ETF	2,684,206	2,647,286	5,064,857	3,176	(49,815)	(216,820)	-	-
Fidelity Enhanced Small Cap ETF	3,885,106	2,420,511	5,800,844	-	(219,996)	(284,777)	-	-
Fidelity Floating Rate High Income Fund	5,263,738	560,335	543,367	380,106	(3,906)	(103,715)	5,173,085	568,471
Fidelity Fundamental Small-Mid Cap ETF	496,635	1,982,642	225,103	14,416	(5,499)	280,580	2,529,255	82,413
Fidelity Hedged Equity Fund	8,800,132	5,065,636	6,296,384	37,499	943,263	260,854	8,773,501	588,431
Fidelity High Income Fund	5,288,021	9,919,626	5,411,284	665,837	210,889	419,717	10,426,969	1,287,280
Fidelity Inflation-Protected Bond Index Fund	10,134,289	8,447,115	5,936,513	529,336	(7,394)	314,789	12,942,460	1,419,129
Fidelity Infrastructure Fund	777,350	39,842	-	39,842	-	174,010	991,202	59,070
Fidelity International Capital Appreciation Fund	-	2,652,259	234,707	309,995	(1,957)	842,146	5,494,832	153,788
Fidelity International Capital Appreciation Fund	3,313,442	402,831	558,569	330,711	106,687	(1,027,300)	-	-
Fidelity International Discovery Fund	3,756,295	887,690	974,194	281,979	131,326	522,920	4,324,037	75,674
Fidelity International Small Cap Fund	1,592,145	58,135	1,976,705	-	801,485	(475,060)	-	-
Fidelity International Small Cap Opportunities Fund	2,909,847	339,994	1,518,571	237,043	160,279	318,875	2,210,424	101,349
Fidelity International Value Fund	2,761,492	76,212	3,747,043	-	1,516,088	(606,749)	-	-
Fidelity Investments Money Market Government Portfolio - Institutional Class	132,720,953	80,594,597	49,914,896	6,325,262	-	-	163,400,654	163,400,654
Fidelity Japan Smaller Companies Fund	-	1,972,231	-	262,072	-	(222,015)	1,750,216	104,304
Fidelity Long-Term Treasury Bond Index Fund	6,601,069	3,689,129	10,065,003	191,905	(394,086)	564,700	395,809	42,606
Fidelity Overseas Fund	15,475,791	3,282,304	3,906,869	794,118	777,926	1,421,770	17,050,922	236,720
Fidelity Real Estate Investment Portfolio	3,220,650	148,164	1,943,301	65,336	(43,406)	52,565	1,434,672	37,934
Fidelity Stock Selector Small Cap Fund	3,583,601	2,519,891	959,774	41,278	(24,159)	657,845	5,777,404	136,485
Fidelity Total Bond Fund	151,253,142	23,835,093	28,079,981	6,485,731	(406,564)	4,588,391	151,190,081	15,634,962
Fidelity Total International Equity Fund	-	5,656,313	101,640	68,745	34	97,398	5,652,105	379,591
VIP Investment Grade Bond II Portfolio - Investor Class	150,577,316	23,541,272	27,082,695	6,063,613	(878,558)	4,967,847	151,125,182	15,958,308
VIP Stock Selector Portfolio - Investor Class	67,786,352	5,575,097	17,400,574	374,610	2,600,686	7,359,143	65,920,704	4,584,194
VIP Value Strategies Portfolio - Investor Class	3,211,670	396,001	591,110	154,228	(28,467)	77,127	3,065,221	194,741
	621,367,406	205,867,422	203,850,858	24,322,857	7,899,887	24,676,745	655,950,776

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	331,253,586	331,253,586	-	-

Domestic Equity Funds	102,737,370	102,737,370	-	-

International Equity Funds	58,559,166	58,559,166	-	-

U.S. Treasury Obligations	547,547	-	547,547	-

Money Market Funds	196,847,555	196,847,555	-	-
Total Investments in Securities:	689,945,224	689,397,677	547,547	-
Derivative Instruments:

Assets
Futures Contracts	191,754	191,754	-	-
Total Assets	191,754	191,754	-	-

Liabilities
Futures Contracts	(31,985)	(31,985)	-	-
Total Liabilities	(31,985)	(31,985)	-	-
Total Derivative Instruments:	159,769	159,769	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	191,754	-
Total Equity Risk	191,754	-
Interest Rate Risk
Futures Contracts (a)	-	(31,985)
Total Interest Rate Risk	-	(31,985)
Total Value of Derivatives	191,754	(31,985)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 20% Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $547,415)	$547,547
Fidelity Central Funds (cost $33,446,934)	33,446,901
Other affiliated issuers (cost $618,194,807)	655,950,776

Total Investment in Securities (cost $652,189,156)		$689,945,224
Cash		28,199
Receivable for investments sold		144,773
Receivable for fund shares sold		1,590
Distributions receivable from Fidelity Central Funds		110,778
Total assets		690,230,564
Liabilities
Payable for investments purchased	$12
Payable for fund shares redeemed	146,351
Accrued management fee	57,382
Distribution and service plan fees payable	1,859
Payable for daily variation margin on futures contracts	82,513
Total liabilities		288,117
Net Assets		$689,942,447
Net Assets consist of:
Paid in capital		$671,360,925
Total accumulated earnings (loss)		18,581,522
Net Assets		$689,942,447

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($61,021 ÷ 5,442 shares)		$11.21
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($15,069,035 ÷ 1,349,517 shares)		$11.17
Investor Class :
Net Asset Value, offering price and redemption price per share ($674,812,391 ÷ 60,238,936 shares)		$11.20
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$22,228,852
Interest		34,524
Income from Fidelity Central Funds		1,895,991
Total income		24,159,367
Expenses
Management fee	$1,017,534
Distribution and service plan fees	33,854
Independent trustees' fees and expenses	1,664
Total expenses before reductions	1,053,052
Expense reductions	(355,231)
Total expenses after reductions		697,821
Net Investment income (loss)		23,461,546
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	59
Fidelity Central Funds	601
Other affiliated issuers	7,899,887
Futures contracts	1,393,516
Capital gain distributions from underlying funds:
Affiliated issuers	2,094,005
Total net realized gain (loss)		11,388,068
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	37
Fidelity Central Funds	(33)
Other affiliated issuers	24,676,745
Futures contracts	159,029
Total change in net unrealized appreciation (depreciation)		24,835,778
Net gain (loss)		36,223,846
Net increase (decrease) in net assets resulting from operations		$59,685,392
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,461,546	$25,074,769
Net realized gain (loss)	11,388,068	5,799,339
Change in net unrealized appreciation (depreciation)	24,835,778	7,131,490
Net increase (decrease) in net assets resulting from operations	59,685,392	38,005,598
Distributions to shareholders	(24,583,977)	(24,562,137)

Share transactions - net increase (decrease)	(23,136,197)	(75,215,003)
Total increase (decrease) in net assets	11,965,218	(61,771,542)

Net Assets
Beginning of period	677,977,229	739,748,771
End of period	$689,942,447	$677,977,229

Financial Highlights
VIP FundsManager® 20% Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.65	$10.47	$10.05	$12.18	$11.89
Income from Investment Operations
Net investment income (loss) A,B	.38	.38	.35	.24	.14
Net realized and unrealized gain (loss)	.59	.20	.47	(1.35)	.30
Total from investment operations	.97	.58	.82	(1.11)	.44
Distributions from net investment income	(.41)	(.40)	(.40)	(.25)	(.13)
Distributions from net realized gain	-	-	-	(.77)	(.03)
Total distributions	(.41)	(.40)	(.40)	(1.02)	(.15) C
Net asset value, end of period	$11.21	$10.65	$10.47	$10.05	$12.18
Total Return D,E	9.13%	5.52%	8.15%	(9.59)%	3.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.25%	.25%	.30%	.35%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.15%	.20%
Expenses net of all reductions, if any	.10%	.10%	.10%	.15%	.20%
Net investment income (loss)	3.46%	3.53%	3.37%	2.24%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$61	$59	$59	$54	$63
Portfolio turnover rate H	32%	19%	14%	70% I	45% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 20% Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$10.43	$10.02	$12.14	$11.86
Income from Investment Operations
Net investment income (loss) A,B	.37	.36	.33	.22	.12
Net realized and unrealized gain (loss)	.59	.20	.46	(1.34)	.30
Total from investment operations	.96	.56	.79	(1.12)	.42
Distributions from net investment income	(.40)	(.38)	(.38)	(.23)	(.11)
Distributions from net realized gain	-	-	-	(.77)	(.03)
Total distributions	(.40)	(.38)	(.38)	(1.00)	(.14)
Net asset value, end of period	$11.17	$10.61	$10.43	$10.02	$12.14
Total Return C,D	9.03%	5.39%	7.91%	(9.67)%	3.52%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40%	.40%	.40%	.44%	.50%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.29%	.35%
Expenses net of all reductions, if any	.25%	.25%	.25%	.29%	.35%
Net investment income (loss)	3.31%	3.38%	3.22%	2.09%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$15,069	$12,302	$11,585	$11,376	$10,257
Portfolio turnover rate G	32%	19%	14%	70% H	45% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 20% Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.64	$10.46	$10.04	$12.17	$11.89
Income from Investment Operations
Net investment income (loss) A,B	.38	.38	.35	.24	.14
Net realized and unrealized gain (loss)	.59	.20	.47	(1.35)	.29
Total from investment operations	.97	.58	.82	(1.11)	.43
Distributions from net investment income	(.41)	(.40)	(.40)	(.25)	(.13)
Distributions from net realized gain	-	-	-	(.77)	(.03)
Total distributions	(.41)	(.40)	(.40)	(1.02)	(.15) C
Net asset value, end of period	$11.20	$10.64	$10.46	$10.04	$12.17
Total Return D,E	9.14%	5.53%	8.15%	(9.60)%	3.65%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15%	.15%	.15%	.19%	.25%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.14%	.20%
Expenses net of all reductions, if any	.10%	.10%	.10%	.14%	.20%
Net investment income (loss)	3.46%	3.53%	3.37%	2.24%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$674,812	$665,616	$728,105	$800,844	$986,076
Portfolio turnover rate H	32%	19%	14%	70% I	45% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 30% Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 48.2%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	22,537	205,083
Fidelity High Income Fund (b)	52,131	422,261
Fidelity Inflation-Protected Bond Index Fund (b)	57,473	524,152
Fidelity Long-Term Treasury Bond Index Fund (b)	1,584	14,716
Fidelity Total Bond Fund (b)	637,087	6,160,631
VIP Investment Grade Bond II Portfolio - Investor Class (b)	650,449	6,159,755
TOTAL BOND FUNDS (Cost $13,303,916)		13,486,598

Domestic Equity Funds - 21.0%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	3,087	169,291
Fidelity Commodity Strategy Fund (b)	2,156	219,463
Fidelity Contrafund (b)	6,422	156,063
Fidelity Enhanced Large Cap Core ETF (b)	964	36,796
Fidelity Fundamental Small-Mid Cap ETF (b)	5,075	155,752
Fidelity Hedged Equity Fund (b)	23,742	353,996
Fidelity Real Estate Investment Portfolio (b)	1,615	61,082
Fidelity Stock Selector Small Cap Fund (b)	8,582	363,271
VIP Stock Selector Portfolio - Investor Class (b)	289,052	4,156,575
VIP Value Strategies Portfolio - Investor Class (b)	12,425	195,577
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,785,609)		5,867,866

International Equity Funds - 14.4%
	Shares	Value ($)
Fidelity Canada Fund (b)	2,292	179,225
Fidelity Emerging Markets Fund (b)	21,993	1,096,815
Fidelity Enhanced International ETF (b)	14,776	540,506
Fidelity Infrastructure Fund (b)	1,345	22,561
Fidelity International Capital Appreciation Fund (b)	9,353	334,174
Fidelity International Discovery Fund (b)	4,545	259,688
Fidelity International Small Cap Opportunities Fund (b)	6,130	133,692
Fidelity Japan Smaller Companies Fund (b)	4,241	71,171
Fidelity Overseas Fund (b)	14,452	1,040,946
Fidelity Total International Equity Fund (b)	23,071	343,523
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,536,723)		4,022,301

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d) (Cost $19,970)	3.90	20,000	19,974

Money Market Funds - 16.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	1,385,440	1,385,718
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(f)	3.71	3,184,623	3,184,623
TOTAL MONEY MARKET FUNDS (Cost $4,570,346)			4,570,341

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $26,216,564)	27,967,080
NET OTHER ASSETS (LIABILITIES) - 0.0%	10,504
NET ASSETS - 100.0%	27,977,584

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	2	3/2026	224,563	(1,084)

The notional amount of long futures as a percentage of Net Assets is 0.8%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,974.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	660,725	1,888,217	1,163,219	45,277	-	(5)	1,385,718	1,385,440	0.0%
Total	660,725	1,888,217	1,163,219	45,277	-	(5)	1,385,718

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	78,133	88,244	17,844	75	(897)	21,655	169,291	3,087
Fidelity Canada Fund	73,435	143,116	57,557	9,531	(415)	20,646	179,225	2,292
Fidelity Commodity Strategy Fund	70,789	193,476	58,194	5,926	(955)	14,347	219,463	2,156
Fidelity Contrafund	77,747	106,548	43,021	7,345	(403)	15,192	156,063	6,422
Fidelity Emerging Markets Discovery Fund	48,817	87,978	158,963	-	19,798	2,370	-	-
Fidelity Emerging Markets Fund	470,781	1,020,842	654,479	520	28,343	231,328	1,096,815	21,993
Fidelity Enhanced International ETF	50,793	507,316	49,956	6,855	1,183	31,170	540,506	14,776
Fidelity Enhanced Large Cap Core ETF	109,426	263,864	319,362	796	(13,281)	(3,851)	36,796	964
Fidelity Enhanced Mid Cap ETF	53,874	87,448	133,379	89	(3,502)	(4,441)	-	-
Fidelity Enhanced Small Cap ETF	77,964	90,833	154,127	-	(9,984)	(4,686)	-	-
Fidelity Floating Rate High Income Fund	114,037	134,163	39,990	12,114	(538)	(2,589)	205,083	22,537
Fidelity Fundamental Small-Mid Cap ETF	79,108	79,558	17,960	730	(1,323)	16,369	155,752	5,075
Fidelity Hedged Equity Fund	186,769	349,090	219,726	1,510	4,898	32,965	353,996	23,742
Fidelity High Income Fund	113,408	539,300	249,438	22,332	1,143	17,848	422,261	52,131
Fidelity Inflation-Protected Bond Index Fund	221,287	551,297	253,316	19,570	295	4,783	524,152	57,473
Fidelity Infrastructure Fund	17,694	906	-	907	-	3,961	22,561	1,345
Fidelity International Capital Appreciation Fund	-	163,406	40,397	18,561	(2,407)	(4,743)	334,174	9,353
Fidelity International Capital Appreciation Fund	116,977	161,731	55,747	22,866	(724)	(3,922)	-	-
Fidelity International Discovery Fund	152,901	259,832	196,443	16,678	9,210	34,188	259,688	4,545
Fidelity International Small Cap Fund	56,902	79,290	155,296	-	18,504	600	-	-
Fidelity International Small Cap Opportunities Fund	78,450	140,706	99,727	14,160	3,596	10,667	133,692	6,130
Fidelity International Value Fund	76,381	106,813	222,031	-	39,679	(842)	-	-
Fidelity Investments Money Market Government Portfolio - Institutional Class	1,907,759	2,387,841	1,110,977	112,967	-	-	3,184,623	3,184,623
Fidelity Japan Smaller Companies Fund	36,845	51,200	19,635	10,515	(303)	3,064	71,171	4,241
Fidelity Long-Term Treasury Bond Index Fund	144,233	232,474	366,854	5,683	(2,798)	7,661	14,716	1,584
Fidelity Overseas Fund	560,145	1,001,278	629,798	47,707	1,129	108,192	1,040,946	14,452
Fidelity Real Estate Investment Portfolio	70,403	60,972	69,639	2,460	213	(867)	61,082	1,615
Fidelity Stock Selector Small Cap Fund	184,341	238,090	96,050	2,557	(1,600)	38,490	363,271	8,582
Fidelity Total Bond Fund	3,299,294	4,285,634	1,546,811	210,892	(8,774)	131,288	6,160,631	637,087
Fidelity Total International Equity Fund	-	354,664	16,867	4,115	(359)	6,085	343,523	23,071
VIP Investment Grade Bond II Portfolio - Investor Class	3,285,706	4,334,331	1,532,820	242,874	(17,903)	90,441	6,159,755	650,449
VIP Stock Selector Portfolio - Investor Class	2,095,268	2,867,738	1,332,199	23,224	(12,404)	538,172	4,156,575	289,052
VIP Value Strategies Portfolio - Investor Class	105,338	141,866	55,799	8,309	(1,718)	5,890	195,577	12,425
	14,015,005	21,111,845	9,974,402	831,868	47,703	1,361,431	26,561,388

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	13,486,598	13,486,598	-	-

Domestic Equity Funds	5,867,866	5,867,866	-	-

International Equity Funds	4,022,301	4,022,301	-	-

U.S. Treasury Obligations	19,974	-	19,974	-

Money Market Funds	4,570,341	4,570,341	-	-
Total Investments in Securities:	27,967,080	27,947,106	19,974	-
Derivative Instruments:

Liabilities
Futures Contracts	(1,084)	(1,084)	-	-
Total Liabilities	(1,084)	(1,084)	-	-
Total Derivative Instruments:	(1,084)	(1,084)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	-	(1,084)
Total Interest Rate Risk	-	(1,084)
Total Value of Derivatives	-	(1,084)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 30% Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $19,970)	$19,974
Fidelity Central Funds (cost $1,385,723)	1,385,718
Other affiliated issuers (cost $24,810,871)	26,561,388

Total Investment in Securities (cost $26,216,564)		$27,967,080
Cash		9,164
Receivable for investments sold		172
Distributions receivable from Fidelity Central Funds		4,412
Total assets		27,980,828
Liabilities
Payable for investments purchased	$2
Payable for fund shares redeemed	180
Accrued management fee	2,294
Distribution and service plan fees payable	49
Payable for daily variation margin on futures contracts	719
Total liabilities		3,244
Net Assets		$27,977,584
Net Assets consist of:
Paid in capital		$26,217,076
Total accumulated earnings (loss)		1,760,508
Net Assets		$27,977,584

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($379,044 ÷ 33,300 shares)		$11.38
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($378,962 ÷ 33,300 shares)		$11.38
Investor Class :
Net Asset Value, offering price and redemption price per share ($27,219,578 ÷ 2,391,606 shares)		$11.38
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$710,466
Interest		821
Income from Fidelity Central Funds		45,277
Total income		756,564
Expenses
Management fee	$32,996
Distribution and service plan fees	1,295
Independent trustees' fees and expenses	50
Total expenses before reductions	34,341
Expense reductions	(12,196)
Total expenses after reductions		22,145
Net Investment income (loss)		734,419
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(33)
Affiliated issuers	47,703
Futures contracts	10,842
Capital gain distributions from underlying funds:
Affiliated issuers	121,402
Total net realized gain (loss)		179,914
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Fidelity Central Funds	(5)
Other affiliated issuers	1,361,431
Futures contracts	(1,084)
Total change in net unrealized appreciation (depreciation)		1,360,342
Net gain (loss)		1,540,256
Net increase (decrease) in net assets resulting from operations		$2,274,675
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$734,419	$388,969
Net realized gain (loss)	179,914	49,128
Change in net unrealized appreciation (depreciation)	1,360,342	181,048
Net increase (decrease) in net assets resulting from operations	2,274,675	619,145
Distributions to shareholders	(900,465)	(424,674)

Share transactions - net increase (decrease)	11,863,191	8,339,096
Total increase (decrease) in net assets	13,237,401	8,533,567

Net Assets
Beginning of period	14,740,183	6,206,616
End of period	$27,977,584	$14,740,183

Financial Highlights
VIP FundsManager® 30% Portfolio Service Class

Years ended December 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$10.27	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.37	.38	.36
Net realized and unrealized gain (loss)	.78	.28	.12
Total from investment operations	1.15	.66	.48
Distributions from net investment income	(.31)	(.29)	(.21)
Distributions from net realized gain	(.07)	(.03)	-
Total distributions	(.38)	(.32)	(.21)
Net asset value, end of period	$11.38	$10.61	$10.27
Total Return D,E,F	10.86%	6.42%	4.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25%	.25%	.25% I
Expenses net of fee waivers, if any	.10%	.10%	.10% I
Expenses net of all reductions, if any	.10%	.09%	.09% I
Net investment income (loss)	3.33%	3.60%	5.05% I
Supplemental Data
Net assets, end of period (000 omitted)	$379	$353	$342
Portfolio turnover rate J	48%	33%	29% I

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 30% Portfolio Service Class 2

Years ended December 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$10.27	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.35	.37	.35
Net realized and unrealized gain (loss)	.79	.27	.12
Total from investment operations	1.14	.64	.47
Distributions from net investment income	(.29)	(.27)	(.20)
Distributions from net realized gain	(.07)	(.03)	-
Total distributions	(.37) D	(.30)	(.20)
Net asset value, end of period	$11.38	$10.61	$10.27
Total Return E,F,G	10.71%	6.26%	4.69%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.40%	.40%	.40% J
Expenses net of fee waivers, if any	.25%	.25%	.25% J
Expenses net of all reductions, if any	.25%	.24%	.24% J
Net investment income (loss)	3.18%	3.45%	4.90% J
Supplemental Data
Net assets, end of period (000 omitted)	$379	$353	$342
Portfolio turnover rate K	48%	33%	29% J

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 30% Portfolio Investor Class

Years ended December 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$10.27	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.37	.39	.36
Net realized and unrealized gain (loss)	.78	.27	.12
Total from investment operations	1.15	.66	.48
Distributions from net investment income	(.31)	(.29)	(.21)
Distributions from net realized gain	(.07)	(.03)	-
Total distributions	(.38)	(.32)	(.21)
Net asset value, end of period	$11.38	$10.61	$10.27
Total Return D,E,F	10.86%	6.42%	4.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.15%	.15%	.15% I
Expenses net of fee waivers, if any	.10%	.10%	.10% I
Expenses net of all reductions, if any	.10%	.09%	.09% I
Net investment income (loss)	3.33%	3.60%	5.05% I
Supplemental Data
Net assets, end of period (000 omitted)	$27,220	$14,033	$5,523
Portfolio turnover rate J	48%	33%	29% I

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 40% Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 43.1%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	43,673	397,419
Fidelity High Income Fund (b)	101,302	820,549
Fidelity Inflation-Protected Bond Index Fund (b)	111,881	1,020,355
Fidelity Long-Term Treasury Bond Index Fund (b)	2,731	25,373
Fidelity Total Bond Fund (b)	1,097,299	10,610,884
VIP Investment Grade Bond II Portfolio - Investor Class (b)	1,119,995	10,606,351
TOTAL BOND FUNDS (Cost $23,357,132)		23,480,931

Domestic Equity Funds - 27.0%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	7,619	417,826
Fidelity Commodity Strategy Fund (b)	4,142	421,598
Fidelity Contrafund (b)	16,664	404,924
Fidelity Fundamental Small-Mid Cap ETF (b)	12,525	384,392
Fidelity Hedged Equity Fund (b)	46,125	687,731
Fidelity Real Estate Investment Portfolio (b)	3,233	122,291
Fidelity Stock Selector Small Cap Fund (b)	22,261	942,288
VIP Stock Selector Portfolio - Investor Class (b)	750,015	10,785,210
VIP Value Strategies Portfolio - Investor Class (b)	32,603	513,171
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,224,346)		14,679,431

International Equity Funds - 18.4%
	Shares	Value ($)
Fidelity Canada Fund (b)	5,922	462,944
Fidelity Emerging Markets Fund (b)	53,540	2,670,036
Fidelity Enhanced International ETF (b)	31,935	1,168,182
Fidelity Infrastructure Fund (b)	2,147	36,029
Fidelity International Capital Appreciation Fund (b)	24,277	867,406
Fidelity International Discovery Fund (b)	11,793	673,860
Fidelity International Small Cap Opportunities Fund (b)	15,892	346,614
Fidelity Japan Smaller Companies Fund (b)	8,215	137,843
Fidelity Overseas Fund (b)	38,110	2,745,098
Fidelity Total International Equity Fund (b)	59,792	890,307
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,998,590)		9,998,319

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d) (Cost $19,970)	3.90	20,000	19,973

Money Market Funds - 11.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	2,269,943	2,270,397
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(f)	3.71	3,942,477	3,942,477
TOTAL MONEY MARKET FUNDS (Cost $6,212,886)			6,212,874

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $50,812,924)	54,391,528
NET OTHER ASSETS (LIABILITIES) - 0.1%	68,501
NET ASSETS - 100.0%	54,460,029

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	4	3/2026	449,125	(2,168)

The notional amount of long futures as a percentage of Net Assets is 0.8%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,973.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,052,919	3,019,486	1,801,996	58,927	-	(12)	2,270,397	2,269,943	0.0%
Total	1,052,919	3,019,486	1,801,996	58,927	-	(12)	2,270,397

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	174,308	228,711	32,430	179	(915)	48,152	417,826	7,619
Fidelity Canada Fund	166,514	359,047	102,562	24,156	(350)	40,295	462,944	5,922
Fidelity Commodity Strategy Fund	118,716	356,449	75,683	9,771	(1,565)	23,681	421,598	4,142
Fidelity Contrafund	173,389	282,281	84,457	18,015	1,755	31,956	404,924	16,664
Fidelity Emerging Markets Discovery Fund	108,535	147,389	296,771	-	36,816	4,031	-	-
Fidelity Emerging Markets Fund	1,052,621	2,260,146	1,143,779	1,241	50,409	450,639	2,670,036	53,540
Fidelity Enhanced International ETF	104,146	1,090,694	91,881	14,504	2,070	63,153	1,168,182	31,935
Fidelity Enhanced Large Cap Core ETF	186,779	268,927	429,239	957	(24,466)	(2,001)	-	-
Fidelity Enhanced Mid Cap ETF	83,242	112,106	185,220	99	(3,142)	(6,986)	-	-
Fidelity Enhanced Small Cap ETF	120,504	110,735	212,230	-	(11,335)	(7,674)	-	-
Fidelity Floating Rate High Income Fund	190,243	268,502	57,248	18,982	(565)	(3,513)	397,419	43,673
Fidelity Fundamental Small-Mid Cap ETF	176,467	209,970	37,343	1,538	(208)	35,506	384,392	12,525
Fidelity Hedged Equity Fund	311,917	643,459	327,401	2,847	14,128	45,628	687,731	46,125
Fidelity High Income Fund	188,079	921,064	317,269	35,931	1,144	27,531	820,549	101,302
Fidelity Inflation-Protected Bond Index Fund	370,582	984,176	336,993	33,794	1,200	1,718	1,020,355	111,881
Fidelity Infrastructure Fund	28,255	1,449	-	1,448	-	6,325	36,029	2,147
Fidelity International Capital Appreciation Fund	-	527,759	58,009	47,187	(1,946)	(13,318)	867,406	24,277
Fidelity International Capital Appreciation Fund	266,754	270,544	109,708	44,082	(805)	(13,865)	-	-
Fidelity International Discovery Fund	349,229	591,344	346,360	42,399	11,058	68,589	673,860	11,793
Fidelity International Small Cap Fund	128,880	142,516	307,922	-	37,270	(744)	-	-
Fidelity International Small Cap Opportunities Fund	178,109	327,375	180,951	35,987	5,544	16,537	346,614	15,892
Fidelity International Value Fund	173,620	191,058	439,181	-	79,469	(4,966)	-	-
Fidelity Investments Money Market Government Portfolio - Institutional Class	2,071,016	3,223,648	1,352,187	117,424	-	-	3,942,477	3,942,477
Fidelity Japan Smaller Companies Fund	61,917	102,057	26,450	19,964	(48)	367	137,843	8,215
Fidelity Long-Term Treasury Bond Index Fund	241,097	332,019	555,224	8,426	(3,743)	11,224	25,373	2,731
Fidelity Overseas Fund	1,277,242	2,414,979	1,152,362	114,914	4,646	200,593	2,745,098	38,110
Fidelity Real Estate Investment Portfolio	117,683	114,391	109,061	4,234	1,092	(1,814)	122,291	3,233
Fidelity Stock Selector Small Cap Fund	-	617,812	180,341	6,499	(3,308)	508,125	942,288	22,261
Fidelity Total Bond Fund	4,899,510	7,507,461	1,950,990	294,427	(4,179)	159,082	10,610,884	1,097,299
Fidelity Total International Equity Fund	411,122	895,354	18,987	10,456	(160)	(397,022)	890,307	59,792
VIP Investment Grade Bond II Portfolio - Investor Class	4,880,088	7,651,262	1,941,692	405,299	(17,302)	33,995	10,606,351	1,119,995
VIP Stock Selector Portfolio - Investor Class	4,672,710	7,468,259	2,593,790	58,377	30,466	1,207,565	10,785,210	750,015
VIP Value Strategies Portfolio - Investor Class	234,927	366,525	105,560	19,336	(2,926)	20,205	513,171	32,603
	23,518,201	40,989,468	15,159,281	1,392,473	200,104	2,552,994	52,101,158

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	23,480,931	23,480,931	-	-

Domestic Equity Funds	14,679,431	14,679,431	-	-

International Equity Funds	9,998,319	9,998,319	-	-

U.S. Treasury Obligations	19,973	-	19,973	-

Money Market Funds	6,212,874	6,212,874	-	-
Total Investments in Securities:	54,391,528	54,371,555	19,973	-
Derivative Instruments:

Liabilities
Futures Contracts	(2,168)	(2,168)	-	-
Total Liabilities	(2,168)	(2,168)	-	-
Total Derivative Instruments:	(2,168)	(2,168)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	-	(2,168)
Total Interest Rate Risk	-	(2,168)
Total Value of Derivatives	-	(2,168)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 40% Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $19,970)	$19,973
Fidelity Central Funds (cost $2,270,409)	2,270,397
Other affiliated issuers (cost $48,522,545)	52,101,158

Total Investment in Securities (cost $50,812,924)		$54,391,528
Cash		35,335
Receivable for fund shares sold		690,223
Distributions receivable from Fidelity Central Funds		7,249
Total assets		55,124,335
Liabilities
Payable for investments purchased	$658,455
Payable for fund shares redeemed	19
Accrued management fee	4,343
Distribution and service plan fees payable	51
Payable for daily variation margin on futures contracts	1,438
Total liabilities		664,306
Net Assets		$54,460,029
Net Assets consist of:
Paid in capital		$50,738,029
Total accumulated earnings (loss)		3,722,000
Net Assets		$54,460,029

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($395,408 ÷ 33,300 shares)		$11.87
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($395,318 ÷ 33,300 shares)		$11.87
Investor Class :
Net Asset Value, offering price and redemption price per share ($53,669,303 ÷ 4,520,712 shares)		$11.87
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$1,110,575
Interest		937
Income from Fidelity Central Funds		58,927
Total income		1,170,439
Expenses
Management fee	$51,694
Distribution and service plan fees	1,333
Independent trustees' fees and expenses	76
Total expenses before reductions	53,103
Expense reductions	(18,513)
Total expenses after reductions		34,590
Net Investment income (loss)		1,135,849
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8)
Affiliated issuers	200,104
Futures contracts	17,815
Capital gain distributions from underlying funds:
Affiliated issuers	281,898
Total net realized gain (loss)		499,809
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2)
Fidelity Central Funds	(12)
Other affiliated issuers	2,552,994
Futures contracts	(2,168)
Total change in net unrealized appreciation (depreciation)		2,550,812
Net gain (loss)		3,050,621
Net increase (decrease) in net assets resulting from operations		$4,186,470
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,135,849	$600,229
Net realized gain (loss)	499,809	78,815
Change in net unrealized appreciation (depreciation)	2,550,812	533,658
Net increase (decrease) in net assets resulting from operations	4,186,470	1,212,702
Distributions to shareholders	(1,476,616)	(688,686)

Share transactions - net increase (decrease)	27,145,251	9,957,972
Total increase (decrease) in net assets	29,855,105	10,481,988

Net Assets
Beginning of period	24,604,924	14,122,936
End of period	$54,460,029	$24,604,924

Financial Highlights
VIP FundsManager® 40% Portfolio Service Class

Years ended December 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.88	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.38	.35	.39
Net realized and unrealized gain (loss)	.96	.44	.17
Total from investment operations	1.34	.79	.56
Distributions from net investment income	(.26)	(.27)	(.15)
Distributions from net realized gain	(.09)	(.04)	- D
Total distributions	(.35)	(.32) E	(.15)
Net asset value, end of period	$11.87	$10.88	$10.41
Total Return F,G,H	12.30%	7.56%	5.61%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.25%	.25%	.25% K
Expenses net of fee waivers, if any	.10%	.10%	.10% K
Expenses net of all reductions, if any	.10%	.10%	.10% K
Net investment income (loss)	3.28%	3.23%	5.41% K
Supplemental Data
Net assets, end of period (000 omitted)	$395	$362	$347
Portfolio turnover rate L	45%	34%	26% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 40% Portfolio Service Class 2

Years ended December 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.87	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.36	.34	.38
Net realized and unrealized gain (loss)	.97	.42	.17
Total from investment operations	1.33	.76	.55
Distributions from net investment income	(.24)	(.26)	(.14)
Distributions from net realized gain	(.09)	(.04)	- D
Total distributions	(.33)	(.30)	(.14)
Net asset value, end of period	$11.87	$10.87	$10.41
Total Return E,F,G	12.24%	7.31%	5.50%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.40%	.40%	.40% J
Expenses net of fee waivers, if any	.25%	.25%	.25% J
Expenses net of all reductions, if any	.25%	.25%	.25% J
Net investment income (loss)	3.13%	3.08%	5.26% J
Supplemental Data
Net assets, end of period (000 omitted)	$395	$362	$347
Portfolio turnover rate K	45%	34%	26% J

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 40% Portfolio Investor Class

Years ended December 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.87	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.38	.35	.39
Net realized and unrealized gain (loss)	.97	.43	.17
Total from investment operations	1.35	.78	.56
Distributions from net investment income	(.26)	(.27)	(.15)
Distributions from net realized gain	(.09)	(.04)	- D
Total distributions	(.35)	(.32) E	(.15)
Net asset value, end of period	$11.87	$10.87	$10.41
Total Return F,G,H	12.40%	7.46%	5.61%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.15%	.15%	.15% K
Expenses net of fee waivers, if any	.10%	.10%	.10% K
Expenses net of all reductions, if any	.10%	.10%	.10% K
Net investment income (loss)	3.28%	3.23%	5.41% K
Supplemental Data
Net assets, end of period (000 omitted)	$53,669	$23,881	$13,430
Portfolio turnover rate L	45%	34%	26% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 50% Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 38.0%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	3,074,986	27,982,374
Fidelity High Income Fund (b)	7,318,986	59,283,783
Fidelity Inflation-Protected Bond Index Fund (b)	8,190,295	74,695,488
Fidelity Long-Term Treasury Bond Index Fund (b)	236,736	2,199,273
Fidelity New Markets Income Fund (b)	186,322	2,567,522
Fidelity Total Bond Fund (b)	68,793,738	665,235,445
VIP Investment Grade Bond II Portfolio - Investor Class (b)	70,216,165	664,947,079
TOTAL BOND FUNDS (Cost $1,508,952,679)		1,496,910,964

Domestic Equity Funds - 32.8%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	738,922	40,522,483
Fidelity Commodity Strategy Fund (b)	225,446	22,948,176
Fidelity Contrafund (b)	1,493,842	36,300,356
Fidelity Enhanced Large Cap Core ETF (b)	339,944	12,975,662
Fidelity Fundamental Small-Mid Cap ETF (b)	1,245,995	38,239,587
Fidelity Hedged Equity Fund (b)	3,394,408	50,610,621
Fidelity Real Estate Investment Portfolio (b)	218,969	8,281,393
Fidelity Stock Selector Small Cap Fund (b)	1,977,163	83,693,302
VIP Stock Selector Portfolio - Investor Class (b)	66,314,788	953,606,645
VIP Value Strategies Portfolio - Investor Class (b)	2,812,064	44,261,892
TOTAL DOMESTIC EQUITY FUNDS (Cost $952,850,247)		1,291,440,117

International Equity Funds - 20.6%
	Shares	Value ($)
Fidelity Canada Fund (b)	514,268	40,205,510
Fidelity Emerging Markets Fund (b)	3,904,137	194,699,332
Fidelity Enhanced International ETF (b)	1,761,643	64,440,901
Fidelity Global Commodity Stock Fund (b)	356,878	8,036,895
Fidelity Infrastructure Fund (b)	278,344	4,670,603
Fidelity International Capital Appreciation Fund (b)	2,191,727	78,310,415
Fidelity International Discovery Fund (b)	1,070,390	61,162,095
Fidelity International Small Cap Opportunities Fund (b)	1,453,378	31,698,164
Fidelity Japan Smaller Companies Fund (b)	604,813	10,148,763
Fidelity Overseas Fund (b)	3,317,887	238,987,366
Fidelity Total International Equity Fund (b)	5,411,328	80,574,677
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $568,053,188)		812,934,721

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	460,000	459,412
US Treasury Bills 0% 1/22/2026 (d)	3.80 to 3.83	410,000	409,191
US Treasury Bills 0% 1/29/2026 (d)	3.81	600,000	598,416
US Treasury Bills 0% 1/8/2026 (d)	3.89 to 3.90	150,000	149,913
US Treasury Bills 0% 2/5/2026 (d)	3.81	1,240,000	1,235,853
US Treasury Bills 0% 3/12/2026 (d)	3.57	200,000	198,641
US Treasury Bills 0% 3/26/2026 (d)	3.58	20,000	19,837
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,070,431)			3,071,263

Money Market Funds - 8.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	189,965,328	190,003,321
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(f)	3.71	147,487,531	147,487,531
TOTAL MONEY MARKET FUNDS (Cost $337,491,060)			337,490,852

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,370,417,605)	3,941,847,917
NET OTHER ASSETS (LIABILITIES) - 0.0%	(180,913)
NET ASSETS - 100.0%	3,941,667,004

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	281	3/2026	40,774,505	408,351
ICE MSCI Emerging Markets Index Contracts (United States)	526	3/2026	37,119,820	674,968

TOTAL EQUITY CONTRACTS				1,083,319

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	342	3/2026	38,400,188	(185,405)

TOTAL FUTURES CONTRACTS				897,914
The notional amount of long futures as a percentage of Net Assets is 2.9%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,071,263.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	311,491,038	300,524,883	422,013,386	11,116,962	994	(208)	190,003,321	189,965,328	0.3%
Total	311,491,038	300,524,883	422,013,386	11,116,962	994	(208)	190,003,321

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	34,708,693	2,008,157	2,827,897	18,473	102,335	6,531,195	40,522,483	738,922
Fidelity Canada Fund	23,422,321	19,029,404	6,121,945	2,176,517	383,331	3,492,399	40,205,510	514,268
Fidelity Commodity Strategy Fund	11,031,689	16,437,361	6,108,260	673,587	(1,748,595)	3,335,981	22,948,176	225,446
Fidelity Contrafund	34,438,561	2,299,139	5,503,279	1,846,903	679,170	4,386,765	36,300,356	1,493,842
Fidelity Emerging Markets Discovery Fund	31,883,781	1,043,493	40,659,404	-	11,461,867	(3,729,737)	-	-
Fidelity Emerging Markets Fund	201,895,040	7,233,855	71,194,939	94,161	17,494,725	39,270,651	194,699,332	3,904,137
Fidelity Enhanced International ETF	83,807,927	-	44,924,217	2,853,054	12,964,845	12,592,346	64,440,901	1,761,643
Fidelity Enhanced Large Cap Core ETF	38,399,278	62,709,543	84,448,915	233,938	(3,097,115)	(587,129)	12,975,662	339,944
Fidelity Enhanced Mid Cap ETF	15,902,553	15,266,051	29,622,155	18,224	(279,318)	(1,267,131)	-	-
Fidelity Enhanced Small Cap ETF	23,017,446	13,843,337	33,919,593	-	(1,280,558)	(1,660,632)	-	-
Fidelity Floating Rate High Income Fund	30,464,838	2,258,259	4,131,862	2,125,550	(81,239)	(527,622)	27,982,374	3,074,986
Fidelity Fundamental Small-Mid Cap ETF	7,233,569	28,163,531	1,441,572	218,507	(24,870)	4,308,929	38,239,587	1,245,995
Fidelity Global Commodity Stock Fund	5,403,457	1,916,814	988,849	198,777	140,200	1,565,273	8,036,895	356,878
Fidelity Hedged Equity Fund	51,689,783	28,542,712	36,511,859	216,314	5,567,489	1,322,496	50,610,621	3,394,408
Fidelity High Income Fund	29,968,250	57,391,809	31,600,159	3,768,120	1,082,734	2,441,149	59,283,783	7,318,986
Fidelity Inflation-Protected Bond Index Fund	59,721,163	44,598,614	31,323,854	3,032,977	(158,138)	1,918,846	74,695,488	8,190,295
Fidelity Infrastructure Fund	3,662,919	187,740	-	187,740	-	819,944	4,670,603	278,344
Fidelity International Capital Appreciation Fund	-	31,259,773	4,113,722	4,430,827	(36,521)	15,332,382	78,310,415	2,191,727
Fidelity International Capital Appreciation Fund	52,277,195	5,560,140	5,792,861	5,416,446	1,097,076	(17,273,047)	-	-
Fidelity International Discovery Fund	58,922,483	4,340,351	12,883,366	3,999,026	3,048,565	7,734,062	61,162,095	1,070,390
Fidelity International Small Cap Fund	25,306,344	99,538	30,686,715	-	12,501,281	(7,220,448)	-	-
Fidelity International Small Cap Opportunities Fund	44,008,139	3,577,994	23,188,025	3,402,953	3,915,075	3,384,981	31,698,164	1,453,378
Fidelity International Value Fund	44,203,520	131,930	59,312,029	-	21,654,133	(6,677,554)	-	-
Fidelity Investments Money Market Government Portfolio - Institutional Class	-	225,041,117	77,553,586	3,167,922	-	-	147,487,531	147,487,531
Fidelity Japan Smaller Companies Fund	32,162,325	1,519,645	28,680,961	1,519,644	8,772,927	(3,625,173)	10,148,763	604,813
Fidelity Long-Term Treasury Bond Index Fund	38,558,414	20,409,423	57,763,571	1,096,295	(3,510,119)	4,505,126	2,199,273	236,736
Fidelity New Markets Income Fund	2,235,726	126,578	-	128,523	-	205,218	2,567,522	186,322
Fidelity Overseas Fund	178,080,869	85,252,273	47,440,400	11,292,850	13,740,517	9,354,107	238,987,366	3,317,887
Fidelity Real Estate Investment Portfolio	19,396,790	446,681	11,629,628	384,112	(267,366)	334,916	8,281,393	218,969
Fidelity Stock Selector Small Cap Fund	52,195,665	34,842,984	13,080,481	599,500	(46,943)	9,782,077	83,693,302	1,977,163
Fidelity Total Bond Fund	687,454,095	125,495,313	166,243,127	28,555,519	(1,027,719)	19,556,883	665,235,445	68,793,738
Fidelity Total International Equity Fund	-	81,719,027	2,535,127	982,509	1,845	1,388,932	80,574,677	5,411,328
VIP Investment Grade Bond II Portfolio - Investor Class	684,410,809	126,107,036	163,614,716	26,784,891	(6,824,953)	24,868,903	664,947,079	70,216,165
VIP Stock Selector Portfolio - Investor Class	986,348,601	33,299,489	216,550,156	5,438,979	37,916,083	112,592,628	953,606,645	66,314,788
VIP Value Strategies Portfolio - Investor Class	46,778,430	4,392,756	7,812,394	2,233,319	(222,748)	1,125,848	44,261,892	2,812,064
	3,638,990,673	1,086,551,867	1,360,209,624	117,096,157	133,917,996	249,583,564	3,748,773,333

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,496,910,964	1,496,910,964	-	-

Domestic Equity Funds	1,291,440,117	1,291,440,117	-	-

International Equity Funds	812,934,721	812,934,721	-	-

U.S. Treasury Obligations	3,071,263	-	3,071,263	-

Money Market Funds	337,490,852	337,490,852	-	-
Total Investments in Securities:	3,941,847,917	3,938,776,654	3,071,263	-
Derivative Instruments:

Assets
Futures Contracts	1,083,319	1,083,319	-	-
Total Assets	1,083,319	1,083,319	-	-

Liabilities
Futures Contracts	(185,405)	(185,405)	-	-
Total Liabilities	(185,405)	(185,405)	-	-
Total Derivative Instruments:	897,914	897,914	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,083,319	-
Total Equity Risk	1,083,319	-
Interest Rate Risk
Futures Contracts (a)	-	(185,405)
Total Interest Rate Risk	-	(185,405)
Total Value of Derivatives	1,083,319	(185,405)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 50% Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,070,431)	$3,071,263
Fidelity Central Funds (cost $190,003,529)	190,003,321
Other affiliated issuers (cost $3,177,343,645)	3,748,773,333

Total Investment in Securities (cost $3,370,417,605)		$3,941,847,917
Receivable for investments sold		908,890
Receivable for fund shares sold		12,161
Distributions receivable from Fidelity Central Funds		628,710
Total assets		3,943,397,678
Liabilities
Payable for investments purchased	$9,353
Payable for fund shares redeemed	911,486
Accrued management fee	328,368
Distribution and service plan fees payable	9,971
Payable for daily variation margin on futures contracts	471,496
Total liabilities		1,730,674
Net Assets		$3,941,667,004
Net Assets consist of:
Paid in capital		$3,232,726,984
Total accumulated earnings (loss)		708,940,020
Net Assets		$3,941,667,004

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($62,624 ÷ 4,672 shares)		$13.40
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($79,988,914 ÷ 6,001,777 shares)		$13.33
Investor Class :
Net Asset Value, offering price and redemption price per share ($3,861,615,466 ÷ 288,291,511 shares)		$13.39
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$88,796,432
Interest		153,604
Income from Fidelity Central Funds		11,116,962
Total income		100,066,998
Expenses
Management fee	$5,836,247
Distribution and service plan fees	194,058
Independent trustees' fees and expenses	9,575
Total expenses before reductions	6,039,880
Expense reductions	(2,029,634)
Total expenses after reductions		4,010,246
Net Investment income (loss)		96,056,752
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	163
Fidelity Central Funds	994
Other affiliated issuers	133,917,996
Futures contracts	8,238,752
Capital gain distributions from underlying funds:
Affiliated issuers	28,299,725
Total net realized gain (loss)		170,457,630
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	296
Fidelity Central Funds	(208)
Other affiliated issuers	249,583,564
Futures contracts	1,124,594
Total change in net unrealized appreciation (depreciation)		250,708,246
Net gain (loss)		421,165,876
Net increase (decrease) in net assets resulting from operations		$517,222,628
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,056,752	$98,826,880
Net realized gain (loss)	170,457,630	139,254,636
Change in net unrealized appreciation (depreciation)	250,708,246	106,666,172
Net increase (decrease) in net assets resulting from operations	517,222,628	344,747,688
Distributions to shareholders	(101,066,686)	(95,669,676)

Share transactions - net increase (decrease)	(428,134,415)	(647,189,348)
Total increase (decrease) in net assets	(11,978,473)	(398,111,336)

Net Assets
Beginning of period	3,953,645,477	4,351,756,813
End of period	$3,941,667,004	$3,953,645,477

Financial Highlights
VIP FundsManager® 50% Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.04	$11.37	$10.33	$14.51	$13.57
Income from Investment Operations
Net investment income (loss) A,B	.32	.28	.25	.21	.15
Net realized and unrealized gain (loss)	1.39	.69	1.08	(2.00)	1.19
Total from investment operations	1.71	.97	1.33	(1.79)	1.34
Distributions from net investment income	(.35)	(.30)	(.29)	(.23)	(.16)
Distributions from net realized gain	-	-	-	(2.16)	(.24)
Total distributions	(.35)	(.30)	(.29)	(2.39)	(.40)
Net asset value, end of period	$13.40	$12.04	$11.37	$10.33	$14.51
Total Return C,D	14.21%	8.50%	12.85%	(13.91)%	10.01%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.25%	.25%	.30%	.35%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.15%	.20%
Expenses net of all reductions, if any	.10%	.10%	.10%	.15%	.20%
Net investment income (loss)	2.47%	2.37%	2.26%	1.86%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$63	$56	$53	$49	$69
Portfolio turnover rate G	30%	20%	14%	51% H	51% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 50% Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.98	$11.31	$10.28	$14.45	$13.51
Income from Investment Operations
Net investment income (loss) A,B	.29	.26	.23	.19	.13
Net realized and unrealized gain (loss)	1.39	.69	1.07	(1.99)	1.18
Total from investment operations	1.68	.95	1.30	(1.80)	1.31
Distributions from net investment income	(.33)	(.28)	(.27)	(.21)	(.14)
Distributions from net realized gain	-	-	-	(2.16)	(.24)
Total distributions	(.33)	(.28)	(.27)	(2.37)	(.37) C
Net asset value, end of period	$13.33	$11.98	$11.31	$10.28	$14.45
Total Return D,E	14.03%	8.38%	12.65%	(14.04)%	9.88%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.40%	.40%	.40%	.45%	.50%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.30%	.35%
Expenses net of all reductions, if any	.25%	.25%	.25%	.30%	.35%
Net investment income (loss)	2.32%	2.22%	2.11%	1.71%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$79,989	$77,812	$77,398	$75,580	$94,708
Portfolio turnover rate H	30%	20%	14%	51% I	51% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 50% Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.04	$11.37	$10.32	$14.50	$13.56
Income from Investment Operations
Net investment income (loss) A,B	.31	.28	.25	.21	.15
Net realized and unrealized gain (loss)	1.39	.69	1.09	(2.00)	1.19
Total from investment operations	1.70	.97	1.34	(1.79)	1.34
Distributions from net investment income	(.35)	(.30)	(.29)	(.23)	(.16)
Distributions from net realized gain	-	-	-	(2.16)	(.24)
Total distributions	(.35)	(.30)	(.29)	(2.39)	(.40)
Net asset value, end of period	$13.39	$12.04	$11.37	$10.32	$14.50
Total Return C,D	14.13%	8.51%	12.96%	(13.94)%	10.02%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.15%	.15%	.15%	.20%	.25%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.15%	.20%
Expenses net of all reductions, if any	.10%	.10%	.10%	.15%	.20%
Net investment income (loss)	2.47%	2.37%	2.26%	1.86%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$3,861,615	$3,875,777	$4,274,306	$4,419,893	$5,887,190
Portfolio turnover rate G	30%	20%	14%	51% H	51% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 60% Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 33.0%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	5,693,871	51,814,230
Fidelity High Income Fund (b)	14,202,451	115,039,854
Fidelity Inflation-Protected Bond Index Fund (b)	15,791,470	144,018,205
Fidelity Long-Term Treasury Bond Index Fund (b)	454,482	4,222,138
Fidelity New Markets Income Fund (b)	294,291	4,055,332
Fidelity Total Bond Fund (b)	114,119,285	1,103,533,482
VIP Investment Grade Bond II Portfolio - Investor Class (b)	116,479,068	1,103,056,770
TOTAL BOND FUNDS (Cost $2,540,506,056)		2,525,740,011

Domestic Equity Funds - 38.8%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	1,713,554	93,971,301
Fidelity Commodity Strategy Fund (b)	436,094	44,389,994
Fidelity Contrafund (b)	3,473,552	84,407,309
Fidelity Enhanced Large Cap Core ETF (b)	432,989	16,527,190
Fidelity Fundamental Small-Mid Cap ETF (b)	2,712,501	83,246,656
Fidelity Hedged Equity Fund (b)	6,531,018	97,377,482
Fidelity Real Estate Investment Portfolio (b)	411,527	15,563,940
Fidelity Stock Selector Small Cap Fund (b)	4,608,798	195,090,412
VIP Stock Selector Portfolio - Investor Class (b)	155,424,927	2,235,010,452
VIP Value Strategies Portfolio - Investor Class (b)	6,579,815	103,566,284
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,170,556,239)		2,969,151,020

International Equity Funds - 24.6%
	Shares	Value ($)
Fidelity Canada Fund (b)	1,199,091	93,744,956
Fidelity Emerging Markets Fund (b)	9,117,270	454,678,258
Fidelity Enhanced International ETF (b)	4,017,956	146,976,830
Fidelity Global Commodity Stock Fund (b)	680,369	15,321,918
Fidelity Infrastructure Fund (b)	496,306	8,328,007
Fidelity International Capital Appreciation Fund (b)	5,109,671	182,568,530
Fidelity International Discovery Fund (b)	2,498,007	142,736,097
Fidelity International Small Cap Opportunities Fund (b)	3,329,529	72,617,038
Fidelity Japan Smaller Companies Fund (b)	1,153,176	19,350,291
Fidelity Overseas Fund (b)	7,805,850	562,255,397
Fidelity Total International Equity Fund (b)	12,613,109	187,809,186
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,308,453,591)		1,886,386,508

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	630,000	629,195
US Treasury Bills 0% 1/22/2026 (d)	3.82	20,000	19,960
US Treasury Bills 0% 1/29/2026 (d)	3.81	140,000	139,630
US Treasury Bills 0% 1/8/2026 (d)	3.89 to 3.90	1,280,000	1,279,259
US Treasury Bills 0% 2/5/2026 (d)	3.81	3,370,000	3,358,729
US Treasury Bills 0% 3/12/2026 (d)	3.57	400,000	397,281
US Treasury Bills 0% 3/19/2026 (d)	3.56	30,000	29,776
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,852,284)			5,853,830

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $274,710,704)	3.79	274,655,352	274,710,283

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,300,078,874)	7,661,841,652
NET OTHER ASSETS (LIABILITIES) - 0.0%	(691,974)
NET ASSETS - 100.0%	7,661,149,678

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	541	3/2026	78,501,805	786,184
ICE MSCI Emerging Markets Index Contracts (United States)	1,003	3/2026	70,781,710	1,286,949

TOTAL EQUITY CONTRACTS				2,073,133

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	652	3/2026	73,207,375	(353,462)

TOTAL FUTURES CONTRACTS				1,719,671
The notional amount of long futures as a percentage of Net Assets is 2.9%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,853,830.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	208,767,658	746,427,426	680,487,878	11,131,382	3,498	(421)	274,710,283	274,655,352	0.5%
Total	208,767,658	746,427,426	680,487,878	11,131,382	3,498	(421)	274,710,283

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	72,650,776	6,693,755	631,707	42,839	11,758	15,246,719	93,971,301	1,713,554
Fidelity Canada Fund	52,877,619	38,148,463	6,877,584	5,061,628	(9,051)	9,605,509	93,744,956	1,199,091
Fidelity Commodity Strategy Fund	18,829,687	31,682,913	9,042,493	1,282,511	(2,462,982)	5,382,869	44,389,994	436,094
Fidelity Contrafund	72,225,823	7,624,830	6,692,078	4,223,439	1,164,377	10,084,357	84,407,309	3,473,552
Fidelity Emerging Markets Discovery Fund	50,757,926	3,461,152	67,066,358	-	17,305,098	(4,457,818)	-	-
Fidelity Emerging Markets Fund	438,241,212	34,238,108	148,650,000	219,191	30,881,425	99,967,513	454,678,258	9,117,270
Fidelity Enhanced International ETF	123,642,268	-	16,634,289	4,746,537	3,703,616	36,265,235	146,976,830	4,017,956
Fidelity Enhanced Large Cap Core ETF	66,418,460	122,612,200	165,716,892	411,002	(5,916,824)	(869,754)	16,527,190	432,989
Fidelity Enhanced Mid Cap ETF	27,193,328	27,315,028	51,776,895	32,058	(607,358)	(2,124,103)	-	-
Fidelity Enhanced Small Cap ETF	39,359,760	25,110,890	59,301,447	-	(2,544,960)	(2,624,243)	-	-
Fidelity Floating Rate High Income Fund	51,163,318	5,667,885	3,960,976	3,772,830	(11,686)	(1,044,311)	51,814,230	5,693,871
Fidelity Fundamental Small-Mid Cap ETF	15,140,993	60,566,832	1,889,724	473,358	(46,505)	9,475,060	83,246,656	2,712,501
Fidelity Global Commodity Stock Fund	10,338,744	2,804,257	946,026	378,110	38,367	3,086,576	15,321,918	680,369
Fidelity Hedged Equity Fund	87,581,711	52,831,703	55,375,264	416,199	7,405,179	4,934,153	97,377,482	6,531,018
Fidelity High Income Fund	51,648,384	108,754,760	51,792,550	7,009,754	1,587,197	4,842,063	115,039,854	14,202,451
Fidelity Inflation-Protected Bond Index Fund	99,263,205	88,666,651	46,680,886	5,735,183	(1,540,749)	4,435,071	144,018,205	15,791,470
Fidelity Infrastructure Fund	6,531,236	334,752	-	334,753	-	1,462,019	8,328,007	496,306
Fidelity International Capital Appreciation Fund	-	84,429,806	5,546,344	10,301,041	(70,795)	25,111,254	182,568,530	5,109,671
Fidelity International Capital Appreciation Fund	98,790,491	14,039,880	5,519,582	11,097,845	(4,460)	(28,661,720)	-	-
Fidelity International Discovery Fund	118,807,090	15,159,207	14,003,532	9,309,103	462,962	22,310,370	142,736,097	2,498,007
Fidelity International Small Cap Fund	50,393,862	1,847,172	63,414,724	-	23,258,059	(12,084,369)	-	-
Fidelity International Small Cap Opportunities Fund	67,510,200	10,806,632	14,947,097	7,788,204	627,154	8,620,149	72,617,038	3,329,529
Fidelity International Value Fund	77,138,698	2,441,080	106,793,731	-	36,869,149	(9,655,196)	-	-
Fidelity Japan Smaller Companies Fund	51,669,588	2,897,452	43,428,319	2,897,452	10,643,490	(2,431,920)	19,350,291	1,153,176
Fidelity Long-Term Treasury Bond Index Fund	67,144,997	41,787,512	106,513,912	2,039,887	(5,718,586)	7,522,127	4,222,138	454,482
Fidelity New Markets Income Fund	3,531,269	199,926	-	202,998	-	324,137	4,055,332	294,291
Fidelity Overseas Fund	482,884,065	59,333,179	52,909,545	26,295,945	967,011	71,980,687	562,255,397	7,805,850
Fidelity Real Estate Investment Portfolio	33,288,385	1,661,725	19,461,311	706,637	(433,313)	508,454	15,563,940	411,527
Fidelity Stock Selector Small Cap Fund	109,258,326	78,827,418	15,708,013	1,393,964	(21,713)	22,734,394	195,090,412	4,608,798
Fidelity Total Bond Fund	1,028,036,827	249,599,062	202,976,358	44,980,151	(4,912,239)	33,786,190	1,103,533,482	114,119,285
Fidelity Total International Equity Fund	-	188,183,559	3,609,531	2,284,458	742	3,234,416	187,809,186	12,613,109
VIP Investment Grade Bond II Portfolio - Investor Class	1,023,590,740	252,543,072	199,062,194	44,248,200	(7,338,646)	33,323,798	1,103,056,770	116,479,068
VIP Stock Selector Portfolio - Investor Class	2,067,435,170	132,057,625	308,484,268	12,698,362	38,299,962	305,701,963	2,235,010,452	155,424,927
VIP Value Strategies Portfolio - Investor Class	97,917,265	12,801,146	9,688,258	5,037,429	(143,267)	2,679,398	103,566,284	6,579,815
	6,661,261,423	1,765,129,632	1,865,101,888	215,421,068	141,442,412	678,671,047	7,381,277,539

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,525,740,011	2,525,740,011	-	-

Domestic Equity Funds	2,969,151,020	2,969,151,020	-	-

International Equity Funds	1,886,386,508	1,886,386,508	-	-

U.S. Treasury Obligations	5,853,830	-	5,853,830	-

Money Market Funds	274,710,283	274,710,283	-	-
Total Investments in Securities:	7,661,841,652	7,655,987,822	5,853,830	-
Derivative Instruments:

Assets
Futures Contracts	2,073,133	2,073,133	-	-
Total Assets	2,073,133	2,073,133	-	-

Liabilities
Futures Contracts	(353,462)	(353,462)	-	-
Total Liabilities	(353,462)	(353,462)	-	-
Total Derivative Instruments:	1,719,671	1,719,671	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,073,133	-
Total Equity Risk	2,073,133	-
Interest Rate Risk
Futures Contracts (a)	-	(353,462)
Total Interest Rate Risk	-	(353,462)
Total Value of Derivatives	2,073,133	(353,462)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 60% Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,852,284)	$5,853,830
Fidelity Central Funds (cost $274,710,704)	274,710,283
Other affiliated issuers (cost $6,019,515,886)	7,381,277,539

Total Investment in Securities (cost $6,300,078,874)		$7,661,841,652
Receivable for investments sold		1,603,428
Receivable for fund shares sold		1,011,852
Distributions receivable from Fidelity Central Funds		913,150
Total assets		7,665,370,082
Liabilities
Payable for investments purchased	$981,845
Payable for fund shares redeemed	1,624,018
Accrued management fee	636,630
Distribution and service plan fees payable	74,696
Payable for daily variation margin on futures contracts	903,213
Other payables and accrued expenses	2
Total liabilities		4,220,404
Net Assets		$7,661,149,678
Net Assets consist of:
Paid in capital		$6,093,732,220
Total accumulated earnings (loss)		1,567,417,458
Net Assets		$7,661,149,678

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($153,350,199 ÷ 13,063,459 shares)		$11.74
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($597,246,145 ÷ 51,089,797 shares)		$11.69
Investor Class :
Net Asset Value, offering price and redemption price per share ($6,910,553,334 ÷ 588,698,489 shares)		$11.74
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$151,983,020
Interest		263,541
Income from Fidelity Central Funds		11,131,382
Total income		163,377,943
Expenses
Management fee	$10,790,711
Distribution and service plan fees	1,596,970
Independent trustees' fees and expenses	17,455
Total expenses before reductions	12,405,136
Expense reductions	(4,326,196)
Total expenses after reductions		8,078,940
Net Investment income (loss)		155,299,003
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	106
Fidelity Central Funds	3,498
Other affiliated issuers	141,442,412
Futures contracts	13,347,523
Capital gain distributions from underlying funds:
Affiliated issuers	63,438,048
Total net realized gain (loss)		218,231,587
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	936
Fidelity Central Funds	(421)
Other affiliated issuers	678,671,047
Futures contracts	2,509,898
Total change in net unrealized appreciation (depreciation)		681,181,460
Net gain (loss)		899,413,047
Net increase (decrease) in net assets resulting from operations		$1,054,712,050
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$155,299,003	$146,494,204
Net realized gain (loss)	218,231,587	149,514,712
Change in net unrealized appreciation (depreciation)	681,181,460	310,867,401
Net increase (decrease) in net assets resulting from operations	1,054,712,050	606,876,317
Distributions to shareholders	(191,431,317)	(140,926,408)

Share transactions - net increase (decrease)	(75,992,234)	(22,914,353)
Total increase (decrease) in net assets	787,288,499	443,035,556

Net Assets
Beginning of period	6,873,861,179	6,430,825,623
End of period	$7,661,149,678	$6,873,861,179

Financial Highlights
VIP FundsManager® 60% Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$9.70	$8.69	$12.40	$11.35
Income from Investment Operations
Net investment income (loss) A,B	.24	.23	.20	.16	.13
Net realized and unrealized gain (loss)	1.39	.70	1.03	(1.82)	1.25
Total from investment operations	1.63	.93	1.23	(1.66)	1.38
Distributions from net investment income	(.25)	(.22)	(.22)	(.17)	(.14)
Distributions from net realized gain	(.05)	-	-	(1.88)	(.20)
Total distributions	(.30)	(.22)	(.22)	(2.05)	(.33) C
Net asset value, end of period	$11.74	$10.41	$9.70	$8.69	$12.40
Total Return D,E	15.71%	9.58%	14.17%	(15.06)%	12.34%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.25%	.25%	.29%	.35%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.14%	.20%
Expenses net of all reductions, if any	.10%	.10%	.10%	.14%	.20%
Net investment income (loss)	2.17%	2.19%	2.18%	1.73%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$153,350	$117,198	$96,947	$68,120	$58,353
Portfolio turnover rate H	25%	28%	18%	43% I	54% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 60% Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$9.66	$8.65	$12.36	$11.31
Income from Investment Operations
Net investment income (loss) A,B	.22	.21	.19	.15	.11
Net realized and unrealized gain (loss)	1.38	.70	1.03	(1.82)	1.25
Total from investment operations	1.60	.91	1.22	(1.67)	1.36
Distributions from net investment income	(.24)	(.20)	(.21)	(.16)	(.12)
Distributions from net realized gain	(.05)	-	-	(1.88)	(.20)
Total distributions	(.28) C	(.20)	(.21)	(2.04)	(.31) C
Net asset value, end of period	$11.69	$10.37	$9.66	$8.65	$12.36
Total Return D,E	15.51%	9.45%	14.08%	(15.25)%	12.21%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.40%	.40%	.40%	.45%	.50%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.29%	.35%
Expenses net of all reductions, if any	.25%	.25%	.25%	.29%	.35%
Net investment income (loss)	2.02%	2.04%	2.03%	1.58%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$597,246	$580,499	$582,339	$534,692	$640,658
Portfolio turnover rate H	25%	28%	18%	43% I	54% I

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 60% Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$9.70	$8.69	$12.40	$11.35
Income from Investment Operations
Net investment income (loss) A,B	.24	.23	.20	.16	.13
Net realized and unrealized gain (loss)	1.39	.70	1.03	(1.82)	1.25
Total from investment operations	1.63	.93	1.23	(1.66)	1.38
Distributions from net investment income	(.25)	(.22)	(.22)	(.17)	(.14)
Distributions from net realized gain	(.05)	-	-	(1.88)	(.20)
Total distributions	(.30)	(.22)	(.22)	(2.05)	(.33) C
Net asset value, end of period	$11.74	$10.41	$9.70	$8.69	$12.40
Total Return D,E	15.71%	9.58%	14.17%	(15.06)%	12.34%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15%	.15%	.15%	.19%	.25%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.14%	.20%
Expenses net of all reductions, if any	.10%	.10%	.10%	.14%	.20%
Net investment income (loss)	2.17%	2.19%	2.18%	1.73%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$6,910,553	$6,176,165	$5,751,540	$5,093,696	$6,493,070
Portfolio turnover rate H	25%	28%	18%	43% I	54% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 70% Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 23.0%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	1,951,662	17,760,123
Fidelity High Income Fund (b)	4,949,053	40,087,330
Fidelity Inflation-Protected Bond Index Fund (b)	5,467,321	49,861,968
Fidelity Long-Term Treasury Bond Index Fund (b)	157,579	1,463,912
Fidelity New Markets Income Fund (b)	96,551	1,330,469
Fidelity Total Bond Fund (b)	26,091,906	252,308,727
VIP Investment Grade Bond II Portfolio - Investor Class (b)	26,631,486	252,200,173
TOTAL BOND FUNDS (Cost $614,215,266)		615,012,702

Domestic Equity Funds - 44.8%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	677,489	37,153,497
Fidelity Commodity Strategy Fund (b)	151,274	15,398,146
Fidelity Contrafund (b)	1,409,976	34,262,408
Fidelity Enhanced Large Cap Core ETF (b)	186,467	7,117,445
Fidelity Fundamental Small-Mid Cap ETF (b)	1,073,216	32,936,999
Fidelity Hedged Equity Fund (b)	2,259,591	33,690,498
Fidelity Real Estate Investment Portfolio (b)	135,947	5,141,500
Fidelity Stock Selector Small Cap Fund (b)	1,872,846	79,277,566
VIP Stock Selector Portfolio - Investor Class (b)	63,325,917	910,626,688
VIP Value Strategies Portfolio - Investor Class (b)	2,678,707	42,162,855
TOTAL DOMESTIC EQUITY FUNDS (Cost $879,646,520)		1,197,767,602

International Equity Funds - 28.6%
	Shares	Value ($)
Fidelity Canada Fund (b)	488,175	38,165,486
Fidelity Emerging Markets Fund (b)	3,710,171	185,026,221
Fidelity Enhanced International ETF (b)	1,609,305	58,868,377
Fidelity Global Commodity Stock Fund (b)	234,124	5,272,465
Fidelity Infrastructure Fund (b)	163,896	2,750,168
Fidelity International Capital Appreciation Fund (b)	2,079,607	74,304,358
Fidelity International Discovery Fund (b)	1,016,487	58,082,045
Fidelity International Small Cap Opportunities Fund (b)	1,337,694	29,175,097
Fidelity Japan Smaller Companies Fund (b)	396,632	6,655,489
Fidelity Overseas Fund (b)	3,188,020	229,633,071
Fidelity Total International Equity Fund (b)	5,132,647	76,425,117
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $559,383,249)		764,357,894

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	160,000	159,796
US Treasury Bills 0% 1/8/2026 (d)	3.89 to 3.90	520,000	519,699
US Treasury Bills 0% 2/5/2026 (d)	3.81	1,210,000	1,205,953
US Treasury Bills 0% 3/12/2026 (d)	3.57	140,000	139,048
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,023,963)			2,024,496

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $95,459,305)	3.79	95,440,058	95,459,146

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,150,728,303)	2,674,621,840
NET OTHER ASSETS (LIABILITIES) - 0.0%	(225,778)
NET ASSETS - 100.0%	2,674,396,062

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	188	3/2026	27,279,740	273,203
ICE MSCI Emerging Markets Index Contracts (United States)	343	3/2026	24,205,510	440,058

TOTAL EQUITY CONTRACTS				713,261

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	225	3/2026	25,263,281	(121,977)

TOTAL FUTURES CONTRACTS				591,284
The notional amount of long futures as a percentage of Net Assets is 2.8%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,024,496.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	68,983,699	250,759,817	224,285,312	3,752,116	1,101	(159)	95,459,146	95,440,058	0.2%
Total	68,983,699	250,759,817	224,285,312	3,752,116	1,101	(159)	95,459,146

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	28,280,265	2,869,019	25,085	16,937	480	6,028,818	37,153,497	677,489
Fidelity Canada Fund	20,506,597	15,853,771	1,922,829	2,057,564	(34,675)	3,762,622	38,165,486	488,175
Fidelity Commodity Strategy Fund	7,449,729	9,904,185	3,014,097	440,327	(881,938)	1,940,267	15,398,146	151,274
Fidelity Contrafund	28,124,144	3,200,397	1,497,736	1,704,204	66,472	4,369,131	34,262,408	1,409,976
Fidelity Emerging Markets Discovery Fund	17,624,623	1,181,048	23,299,103	-	5,811,893	(1,318,461)	-	-
Fidelity Emerging Markets Fund	172,916,140	13,481,928	53,596,145	89,051	11,154,443	41,069,855	185,026,221	3,710,171
Fidelity Enhanced International ETF	47,969,015	-	4,530,132	1,841,958	783,916	14,645,578	58,868,377	1,609,305
Fidelity Enhanced Large Cap Core ETF	22,687,453	51,843,979	65,330,391	154,127	(1,915,390)	(168,206)	7,117,445	186,467
Fidelity Enhanced Mid Cap ETF	9,052,704	9,158,528	17,298,694	10,483	(206,661)	(705,877)	-	-
Fidelity Enhanced Small Cap ETF	13,102,915	8,437,111	19,811,798	-	(854,492)	(873,736)	-	-
Fidelity Floating Rate High Income Fund	16,899,666	1,978,828	765,268	1,266,653	(3,049)	(350,054)	17,760,123	1,951,662
Fidelity Fundamental Small-Mid Cap ETF	5,893,816	23,683,951	371,278	186,363	(26,953)	3,757,463	32,936,999	1,073,216
Fidelity Global Commodity Stock Fund	1,957,343	2,412,480	183,311	129,936	1,649	1,084,304	5,272,465	234,124
Fidelity Hedged Equity Fund	29,480,124	18,380,424	18,307,831	143,996	2,467,499	1,670,282	33,690,498	2,259,591
Fidelity High Income Fund	17,027,174	37,164,641	16,261,313	2,382,347	469,513	1,687,315	40,087,330	4,949,053
Fidelity Inflation-Protected Bond Index Fund	32,926,664	29,879,819	13,838,997	1,968,071	(465,985)	1,401,850	49,861,968	5,467,321
Fidelity Infrastructure Fund	2,156,818	110,546	-	110,546	-	482,804	2,750,168	163,896
Fidelity International Capital Appreciation Fund	-	33,587,178	1,206,921	4,186,190	(31,823)	8,320,405	74,304,358	2,079,607
Fidelity International Capital Appreciation Fund	39,824,759	5,569,606	1,979,294	4,487,669	(4,070)	(9,775,482)	-	-
Fidelity International Discovery Fund	47,732,397	6,296,721	5,101,334	3,782,330	338,235	8,816,026	58,082,045	1,016,487
Fidelity International Small Cap Fund	20,085,018	709,862	25,254,295	-	8,644,437	(4,185,022)	-	-
Fidelity International Small Cap Opportunities Fund	22,690,066	4,414,721	610,390	3,124,361	(98,917)	2,779,617	29,175,097	1,337,694
Fidelity International Value Fund	30,696,740	936,527	42,459,342	-	14,513,833	(3,687,758)	-	-
Fidelity Japan Smaller Companies Fund	17,105,676	996,571	14,155,475	996,572	3,078,494	(369,777)	6,655,489	396,632
Fidelity Long-Term Treasury Bond Index Fund	22,368,169	14,089,909	35,603,139	688,250	(1,982,692)	2,591,665	1,463,912	157,579
Fidelity New Markets Income Fund	1,158,535	65,592	-	66,599	-	106,342	1,330,469	96,551
Fidelity Overseas Fund	194,416,096	21,423,226	15,603,530	10,657,804	292,574	29,104,705	229,633,071	3,188,020
Fidelity Real Estate Investment Portfolio	10,867,633	559,232	6,309,077	230,230	(149,442)	173,154	5,141,500	135,947
Fidelity Stock Selector Small Cap Fund	42,528,499	31,069,544	3,448,991	565,616	(50,317)	9,178,831	79,277,566	1,872,846
Fidelity Total Bond Fund	226,778,243	67,280,768	48,066,087	9,910,770	(1,349,353)	7,665,156	252,308,727	26,091,906
Fidelity Total International Equity Fund	-	75,757,136	649,821	928,256	(548)	1,318,350	76,425,117	5,132,647
VIP Investment Grade Bond II Portfolio - Investor Class	225,803,503	68,271,261	47,186,466	10,107,234	(1,912,242)	7,224,117	252,200,173	26,631,486
VIP Stock Selector Portfolio - Investor Class	804,721,746	56,826,290	88,309,633	5,169,430	9,385,950	128,002,335	910,626,688	63,325,917
VIP Value Strategies Portfolio - Investor Class	38,114,591	5,249,756	2,254,711	2,020,878	(69,908)	1,123,127	42,162,855	2,678,707
	2,218,946,861	622,644,555	578,252,514	69,424,752	46,970,933	266,869,746	2,577,138,198

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	615,012,702	615,012,702	-	-

Domestic Equity Funds	1,197,767,602	1,197,767,602	-	-

International Equity Funds	764,357,894	764,357,894	-	-

U.S. Treasury Obligations	2,024,496	-	2,024,496	-

Money Market Funds	95,459,146	95,459,146	-	-
Total Investments in Securities:	2,674,621,840	2,672,597,344	2,024,496	-
Derivative Instruments:

Assets
Futures Contracts	713,261	713,261	-	-
Total Assets	713,261	713,261	-	-

Liabilities
Futures Contracts	(121,977)	(121,977)	-	-
Total Liabilities	(121,977)	(121,977)	-	-
Total Derivative Instruments:	591,284	591,284	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	713,261	-
Total Equity Risk	713,261	-
Interest Rate Risk
Futures Contracts (a)	-	(121,977)
Total Interest Rate Risk	-	(121,977)
Total Value of Derivatives	713,261	(121,977)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 70% Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,023,963)	$2,024,496
Fidelity Central Funds (cost $95,459,305)	95,459,146
Other affiliated issuers (cost $2,053,245,035)	2,577,138,198

Total Investment in Securities (cost $2,150,728,303)		$2,674,621,840
Receivable for investments sold		47,251
Receivable for fund shares sold		90,249
Distributions receivable from Fidelity Central Funds		317,057
Total assets		2,675,076,397
Liabilities
Payable for investments purchased	$47,853
Payable for fund shares redeemed	89,189
Accrued management fee	221,839
Distribution and service plan fees payable	9,425
Payable for daily variation margin on futures contracts	312,029
Total liabilities		680,335
Net Assets		$2,674,396,062
Net Assets consist of:
Paid in capital		$2,076,973,087
Total accumulated earnings (loss)		597,422,975
Net Assets		$2,674,396,062

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($81,881 ÷ 5,413 shares)		$15.13
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($75,878,552 ÷ 5,051,599 shares)		$15.02
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,598,435,629 ÷ 171,875,137 shares)		$15.12
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$43,944,275
Interest		85,346
Income from Fidelity Central Funds		3,752,116
Total income		47,781,737
Expenses
Management fee	$3,667,201
Distribution and service plan fees	179,089
Independent trustees' fees and expenses	5,901
Total expenses before reductions	3,852,191
Expense reductions	(1,299,439)
Total expenses after reductions		2,552,752
Net Investment income (loss)		45,228,985
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	18
Fidelity Central Funds	1,101
Other affiliated issuers	46,970,933
Futures contracts	4,305,442
Capital gain distributions from underlying funds:
Affiliated issuers	25,480,477
Total net realized gain (loss)		76,757,971
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	324
Fidelity Central Funds	(159)
Other affiliated issuers	266,869,746
Futures contracts	801,839
Total change in net unrealized appreciation (depreciation)		267,671,750
Net gain (loss)		344,429,721
Net increase (decrease) in net assets resulting from operations		$389,658,706
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,228,985	$41,386,047
Net realized gain (loss)	76,757,971	52,628,766
Change in net unrealized appreciation (depreciation)	267,671,750	129,730,719
Net increase (decrease) in net assets resulting from operations	389,658,706	223,745,532
Distributions to shareholders	(69,805,727)	(39,755,123)

Share transactions - net increase (decrease)	65,254,902	32,337,091
Total increase (decrease) in net assets	385,107,881	216,327,500

Net Assets
Beginning of period	2,289,288,181	2,072,960,681
End of period	$2,674,396,062	$2,289,288,181

Financial Highlights
VIP FundsManager® 70% Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.28	$12.19	$10.74	$15.55	$13.90
Income from Investment Operations
Net investment income (loss) A,B	.26	.25	.21	.18	.15
Net realized and unrealized gain (loss)	1.99	1.08	1.48	(2.33)	1.86
Total from investment operations	2.25	1.33	1.69	(2.15)	2.01
Distributions from net investment income	(.27)	(.24)	(.24)	(.19)	(.16)
Distributions from net realized gain	(.13)	-	-	(2.47)	(.20)
Total distributions	(.40)	(.24)	(.24)	(2.66)	(.36)
Net asset value, end of period	$15.13	$13.28	$12.19	$10.74	$15.55
Total Return C,D	17.11%	10.87%	15.72%	(15.65)%	14.60%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.25%	.25%	.29%	.35%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.14%	.20%
Expenses net of all reductions, if any	.10%	.10%	.10%	.14%	.20%
Net investment income (loss)	1.85%	1.88%	1.87%	1.58%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$82	$72	$66	$58	$84
Portfolio turnover rate G	24%	29%	15%	33% H	60% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 70% Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.19	$12.11	$10.67	$15.47	$13.83
Income from Investment Operations
Net investment income (loss) A,B	.24	.22	.20	.16	.12
Net realized and unrealized gain (loss)	1.97	1.07	1.46	(2.31)	1.85
Total from investment operations	2.21	1.29	1.66	(2.15)	1.97
Distributions from net investment income	(.25)	(.21)	(.22)	(.17)	(.13)
Distributions from net realized gain	(.13)	-	-	(2.47)	(.20)
Total distributions	(.38)	(.21)	(.22)	(2.65) C	(.33)
Net asset value, end of period	$15.02	$13.19	$12.11	$10.67	$15.47
Total Return D,E	16.91%	10.68%	15.57%	(15.79)%	14.44%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.40%	.40%	.40%	.44%	.50%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.29%	.35%
Expenses net of all reductions, if any	.25%	.25%	.25%	.29%	.35%
Net investment income (loss)	1.70%	1.73%	1.72%	1.43%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$75,879	$69,647	$68,638	$61,541	$74,699
Portfolio turnover rate H	24%	29%	15%	33% I	60% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 70% Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.27	$12.18	$10.73	$15.54	$13.90
Income from Investment Operations
Net investment income (loss) A,B	.26	.25	.21	.18	.15
Net realized and unrealized gain (loss)	1.99	1.08	1.48	(2.33)	1.85
Total from investment operations	2.25	1.33	1.69	(2.15)	2.00
Distributions from net investment income	(.27)	(.24)	(.24)	(.19)	(.16)
Distributions from net realized gain	(.13)	-	-	(2.47)	(.20)
Total distributions	(.40)	(.24)	(.24)	(2.66)	(.36)
Net asset value, end of period	$15.12	$13.27	$12.18	$10.73	$15.54
Total Return C,D	17.12%	10.88%	15.73%	(15.67)%	14.52%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.15%	.15%	.15%	.19%	.25%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.14%	.20%
Expenses net of all reductions, if any	.10%	.10%	.10%	.14%	.20%
Net investment income (loss)	1.85%	1.88%	1.87%	1.58%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$2,598,436	$2,219,570	$2,004,256	$1,786,172	$2,136,227
Portfolio turnover rate G	24%	29%	15%	33% H	60% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 85% Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 12.9%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	889,742	8,096,650
Fidelity High Income Fund (b)	2,223,496	18,010,319
Fidelity Inflation-Protected Bond Index Fund (b)	2,433,489	22,193,423
Fidelity Long-Term Treasury Bond Index Fund (b)	70,268	652,786
Fidelity New Markets Income Fund (b)	39,060	538,253
Fidelity Total Bond Fund (b)	5,473,849	52,932,116
VIP Investment Grade Bond II Portfolio - Investor Class (b)	5,575,421	52,799,240
TOTAL BOND FUNDS (Cost $153,178,222)		155,222,787

Domestic Equity Funds - 53.5%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	346,594	19,007,216
Fidelity Commodity Strategy Fund (b)	58,504	5,955,131
Fidelity Contrafund (b)	757,657	18,411,072
Fidelity Enhanced Large Cap Core ETF (b)	369,979	14,122,098
Fidelity Fundamental Small-Mid Cap ETF (b)	549,073	16,851,050
Fidelity Hedged Equity Fund (b)	1,000,804	14,921,994
Fidelity Real Estate Investment Portfolio (b)	61,869	2,339,896
Fidelity Stock Selector Small Cap Fund (b)	1,007,606	42,651,941
VIP Stock Selector Portfolio - Investor Class (b)	33,930,564	487,921,511
VIP Value Strategies Portfolio - Investor Class (b)	1,444,902	22,742,750
TOTAL DOMESTIC EQUITY FUNDS (Cost $482,116,314)		644,924,659

International Equity Funds - 33.2%
	Shares	Value ($)
Fidelity Canada Fund (b)	267,051	20,878,069
Fidelity Emerging Markets Fund (b)	1,904,128	94,958,880
Fidelity Enhanced International ETF (b)	549,105	20,086,261
Fidelity Global Commodity Stock Fund (b)	146,596	3,301,347
Fidelity Infrastructure Fund (b)	70,783	1,187,740
Fidelity International Capital Appreciation Fund (b)	1,136,367	40,602,401
Fidelity International Discovery Fund (b)	555,467	31,739,369
Fidelity International Small Cap Opportunities Fund (b)	737,320	16,080,942
Fidelity Japan Fund (b)	35,222	696,342
Fidelity Japan Smaller Companies Fund (b)	134,613	2,258,798
Fidelity Overseas Fund (b)	1,750,701	126,103,000
Fidelity Total International Equity Fund (b)	2,803,390	41,742,472
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $308,534,109)		399,635,621

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	30,000	29,961
US Treasury Bills 0% 1/2/2026 (d)	3.90	550,000	550,000
US Treasury Bills 0% 1/8/2026 (d)	3.89 to 3.90	700,000	699,595
US Treasury Bills 0% 2/5/2026 (d)	3.81	90,000	89,699
US Treasury Bills 0% 3/12/2026 (d)	3.57	180,000	178,777
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,547,802)			1,548,032

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,580,079)	3.79	3,579,267	3,579,983

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $948,956,526)	1,204,911,082
NET OTHER ASSETS (LIABILITIES) - 0.0%	(331,247)
NET ASSETS - 100.0%	1,204,579,835

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	3	3/2026	1,033,875	293
ICE MSCI EAFE Index Contracts (United States)	168	3/2026	24,377,640	244,138
ICE MSCI Emerging Markets Index Contracts (United States)	239	3/2026	16,866,230	306,823

TOTAL EQUITY CONTRACTS				551,254

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	99	3/2026	11,115,844	(53,670)

TOTAL FUTURES CONTRACTS				497,584
The notional amount of long futures as a percentage of Net Assets is 4.4%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,548,032.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,251,223	103,987,443	102,659,789	292,216	1,203	(97)	3,579,983	3,579,267	0.0%
Total	2,251,223	103,987,443	102,659,789	292,216	1,203	(97)	3,579,983

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	14,524,992	1,401,250	-	8,665	-	3,080,974	19,007,216	346,594
Fidelity Canada Fund	10,051,210	10,317,288	1,337,201	1,110,145	(19,832)	1,866,604	20,878,069	267,051
Fidelity Commodity Strategy Fund	2,609,210	4,493,086	1,533,028	167,284	(410,780)	796,643	5,955,131	58,504
Fidelity Contrafund	14,449,975	2,753,203	1,113,282	897,013	23,414	2,297,762	18,411,072	757,657
Fidelity Emerging Markets Discovery Fund	6,024,131	1,014,526	8,617,158	-	1,839,907	(261,406)	-	-
Fidelity Emerging Markets Fund	84,368,625	13,807,755	29,232,533	44,955	4,807,672	21,207,361	94,958,880	1,904,128
Fidelity Enhanced International ETF	21,649,757	222,039	8,576,185	764,228	1,945,954	4,844,696	20,086,261	549,105
Fidelity Enhanced Large Cap Core ETF	9,382,811	33,732,386	28,936,953	124,511	(559,449)	503,303	14,122,098	369,979
Fidelity Enhanced Mid Cap ETF	3,767,041	3,878,112	7,260,871	4,389	(93,342)	(290,940)	-	-
Fidelity Enhanced Small Cap ETF	5,452,431	3,590,577	8,316,207	-	(375,759)	(351,042)	-	-
Fidelity Floating Rate High Income Fund	4,923,357	3,778,710	454,212	542,246	(2,296)	(148,909)	8,096,650	889,742
Fidelity Fundamental Small-Mid Cap ETF	3,027,118	12,165,998	242,320	95,420	(26,303)	1,926,557	16,851,050	549,073
Fidelity Global Commodity Stock Fund	1,945,858	863,326	156,595	80,332	(359)	649,117	3,301,347	146,596
Fidelity Hedged Equity Fund	12,127,648	8,026,433	6,982,927	63,778	897,533	853,307	14,921,994	1,000,804
Fidelity High Income Fund	4,893,512	19,348,419	7,122,099	1,019,979	56,445	834,042	18,010,319	2,223,496
Fidelity Inflation-Protected Bond Index Fund	13,725,438	14,107,134	6,003,551	859,666	(430,001)	811,455	22,193,423	2,433,489
Fidelity Infrastructure Fund	931,485	47,742	-	47,742	-	208,513	1,187,740	70,783
Fidelity International Capital Appreciation Fund	-	20,271,653	924,747	2,255,364	(22,940)	3,080,977	40,602,401	1,136,367
Fidelity International Capital Appreciation Fund	19,713,204	3,808,672	1,306,651	2,287,460	(3,269)	(4,014,498)	-	-
Fidelity International Discovery Fund	23,746,660	6,080,070	2,642,404	2,038,432	34,248	4,520,795	31,739,369	555,467
Fidelity International Small Cap Fund	9,890,353	1,047,931	13,162,328	-	4,069,614	(1,845,570)	-	-
Fidelity International Small Cap Opportunities Fund	11,851,284	3,664,167	864,483	1,701,837	(84,664)	1,514,638	16,080,942	737,320
Fidelity International Value Fund	14,860,335	1,392,575	21,551,252	-	6,951,676	(1,653,334)	-	-
Fidelity Japan Fund	528,424	63,065	-	63,065	-	104,853	696,342	35,222
Fidelity Japan Smaller Companies Fund	6,913,423	338,226	6,162,046	338,225	1,452,471	(283,276)	2,258,798	134,613
Fidelity Long-Term Treasury Bond Index Fund	9,388,546	6,495,582	15,485,712	293,381	(830,185)	1,084,555	652,786	70,268
Fidelity New Markets Income Fund	468,695	26,536	-	26,944	-	43,022	538,253	39,060
Fidelity Overseas Fund	92,780,850	30,230,183	10,497,674	5,733,709	113,130	13,476,511	126,103,000	1,750,701
Fidelity Real Estate Investment Portfolio	4,613,495	494,334	2,773,947	102,936	(113,303)	119,317	2,339,896	61,869
Fidelity Stock Selector Small Cap Fund	21,842,967	18,338,311	2,387,777	300,154	(16,926)	4,875,366	42,651,941	1,007,606
Fidelity Total Bond Fund	46,447,709	23,474,292	18,237,312	1,954,835	(75,178)	1,322,605	52,932,116	5,473,849
Fidelity Total International Equity Fund	-	41,688,065	652,944	500,159	(2,283)	709,634	41,742,472	2,803,390
VIP Investment Grade Bond II Portfolio - Investor Class	46,251,001	23,554,643	17,949,956	2,092,546	(523,641)	1,467,193	52,799,240	5,575,421
VIP Stock Selector Portfolio - Investor Class	413,426,873	60,936,796	58,500,589	2,723,311	2,772,772	69,285,659	487,921,511	33,930,564
VIP Value Strategies Portfolio - Investor Class	19,575,950	4,073,673	1,508,910	1,059,970	(39,496)	641,533	22,742,750	1,444,902
	956,154,368	379,526,758	290,493,854	29,302,681	21,334,830	133,278,017	1,199,783,067

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	155,222,787	155,222,787	-	-

Domestic Equity Funds	644,924,659	644,924,659	-	-

International Equity Funds	399,635,621	399,635,621	-	-

U.S. Treasury Obligations	1,548,032	-	1,548,032	-

Money Market Funds	3,579,983	3,579,983	-	-
Total Investments in Securities:	1,204,911,082	1,203,363,050	1,548,032	-
Derivative Instruments:

Assets
Futures Contracts	551,254	551,254	-	-
Total Assets	551,254	551,254	-	-

Liabilities
Futures Contracts	(53,670)	(53,670)	-	-
Total Liabilities	(53,670)	(53,670)	-	-
Total Derivative Instruments:	497,584	497,584	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	551,254	-
Total Equity Risk	551,254	-
Interest Rate Risk
Futures Contracts (a)	-	(53,670)
Total Interest Rate Risk	-	(53,670)
Total Value of Derivatives	551,254	(53,670)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 85% Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,547,802)	$1,548,032
Fidelity Central Funds (cost $3,580,079)	3,579,983
Other affiliated issuers (cost $943,828,645)	1,199,783,067

Total Investment in Securities (cost $948,956,526)		$1,204,911,082
Receivable for investments sold		46,982
Receivable for fund shares sold		9,549,451
Distributions receivable from Fidelity Central Funds		9,692
Total assets		1,214,517,207
Liabilities
Payable for investments purchased	$9,542,675
Payable for fund shares redeemed	53,755
Accrued management fee	98,549
Distribution and service plan fees payable	8,002
Payable for daily variation margin on futures contracts	234,391
Total liabilities		9,937,372
Net Assets		$1,204,579,835
Net Assets consist of:
Paid in capital		$914,805,600
Total accumulated earnings (loss)		289,774,235
Net Assets		$1,204,579,835

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($120,519 ÷ 7,668 shares)		$15.72
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($64,293,414 ÷ 4,154,316 shares)		$15.48
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,140,165,902 ÷ 72,912,515 shares)		$15.64
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$15,873,806
Interest		66,009
Income from Fidelity Central Funds		292,216
Total income		16,232,031
Expenses
Management fee	$1,583,417
Distribution and service plan fees	150,381
Independent trustees' fees and expenses	2,531
Total expenses before reductions	1,736,329
Expense reductions	(590,598)
Total expenses after reductions		1,145,731
Net Investment income (loss)		15,086,300
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	40
Fidelity Central Funds	1,203
Other affiliated issuers	21,334,830
Futures contracts	6,320,146
Capital gain distributions from underlying funds:
Affiliated issuers	13,428,875
Total net realized gain (loss)		41,085,094
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	84
Fidelity Central Funds	(97)
Other affiliated issuers	133,278,017
Futures contracts	1,319,777
Total change in net unrealized appreciation (depreciation)		134,597,781
Net gain (loss)		175,682,875
Net increase (decrease) in net assets resulting from operations		$190,769,175
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,086,300	$13,289,649
Net realized gain (loss)	41,085,094	25,610,836
Change in net unrealized appreciation (depreciation)	134,597,781	63,287,400
Net increase (decrease) in net assets resulting from operations	190,769,175	102,187,885
Distributions to shareholders	(34,425,962)	(12,653,461)

Share transactions - net increase (decrease)	88,881,285	67,748,056
Total increase (decrease) in net assets	245,224,498	157,282,480

Net Assets
Beginning of period	959,355,337	802,072,857
End of period	$1,204,579,835	$959,355,337

Financial Highlights
VIP FundsManager® 85% Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.58	$12.23	$10.55	$15.82	$13.88
Income from Investment Operations
Net investment income (loss) A,B	.21	.20	.17	.12	.12
Net realized and unrealized gain (loss)	2.40	1.33	1.69	(2.46)	2.34
Total from investment operations	2.61	1.53	1.86	(2.34)	2.46
Distributions from net investment income	(.21)	(.18)	(.18)	(.13)	(.15)
Distributions from net realized gain	(.26)	-	-	(2.80)	(.37)
Total distributions	(.47)	(.18)	(.18)	(2.93)	(.52)
Net asset value, end of period	$15.72	$13.58	$12.23	$10.55	$15.82
Total Return C,D	19.43%	12.53%	17.69%	(17.01)%	18.02%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.25%	.25%	.29%	.25%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.14%	.20%
Expenses net of all reductions, if any	.10%	.10%	.10%	.14%	.20%
Net investment income (loss)	1.43%	1.49%	1.48%	1.18%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$121	$113	$111	$100	$-
Portfolio turnover rate G	28%	34%	19%	28% H	68% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 85% Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.38	$12.05	$10.40	$15.65	$13.76
Income from Investment Operations
Net investment income (loss) A,B	.18	.17	.15	.11	.10
Net realized and unrealized gain (loss)	2.37	1.32	1.67	(2.45)	2.29
Total from investment operations	2.55	1.49	1.82	(2.34)	2.39
Distributions from net investment income	(.19)	(.16)	(.17)	(.11)	(.13)
Distributions from net realized gain	(.26)	-	-	(2.80)	(.37)
Total distributions	(.45)	(.16)	(.17)	(2.91)	(.50)
Net asset value, end of period	$15.48	$13.38	$12.05	$10.40	$15.65
Total Return C,D	19.26%	12.38%	17.48%	(17.19)%	17.64%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40%	.40%	.40%	.44%	.50%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.29%	.35%
Expenses net of all reductions, if any	.25%	.25%	.25%	.29%	.35%
Net investment income (loss)	1.28%	1.34%	1.33%	1.03%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$64,293	$58,215	$53,871	$48,826	$58,047
Portfolio turnover rate G	28%	34%	19%	28% H	68% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 85% Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.51	$12.17	$10.50	$15.77	$13.86
Income from Investment Operations
Net investment income (loss) A,B	.21	.20	.17	.13	.12
Net realized and unrealized gain (loss)	2.39	1.32	1.68	(2.47)	2.31
Total from investment operations	2.60	1.52	1.85	(2.34)	2.43
Distributions from net investment income	(.21)	(.18)	(.18)	(.13)	(.15)
Distributions from net realized gain	(.26)	-	-	(2.80)	(.37)
Total distributions	(.47)	(.18)	(.18)	(2.93)	(.52)
Net asset value, end of period	$15.64	$13.51	$12.17	$10.50	$15.77
Total Return C,D	19.46%	12.51%	17.68%	(17.07)%	17.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.15%	.15%	.15%	.19%	.25%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.14%	.20%
Expenses net of all reductions, if any	.10%	.10%	.10%	.14%	.20%
Net investment income (loss)	1.43%	1.49%	1.48%	1.18%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$1,140,166	$901,027	$748,091	$635,839	$755,243
Portfolio turnover rate G	28%	34%	19%	28% H	68% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP FundsManager 20% Portfolio, VIP FundsManager 30% Portfolio, VIP FundsManager 40% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class, Service Class 2 and Investor Class. All classes have equal rights and voting privileges, except for matters affecting a single class. Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity mutual funds and exchange-traded funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP FundsManager 20% Portfolio	654,044,781	43,711,698	(7,811,255)	35,900,443
VIP FundsManager 30% Portfolio	26,299,687	1,758,739	(91,346)	1,667,393
VIP FundsManager 40% Portfolio	50,900,809	3,784,881	(294,162)	3,490,719
VIP FundsManager 50% Portfolio	3,381,266,213	596,664,508	(36,082,804)	560,581,704
VIP FundsManager 60% Portfolio	6,317,396,662	1,397,495,748	(53,050,758)	1,344,444,990
VIP FundsManager 70% Portfolio	2,155,163,132	531,993,322	(12,534,614)	519,458,708
VIP FundsManager 85% Portfolio	951,400,070	257,002,118	(3,491,106)	253,511,012

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
VIP FundsManager 20% Portfolio	52,814	-	(17,371,737)	35,900,443
VIP FundsManager 30% Portfolio	2,152	90,962	-	1,667,393
VIP FundsManager 40% Portfolio	2,872	228,410	-	3,490,719
VIP FundsManager 50% Portfolio	526,182	147,832,133	-	560,581,705
VIP FundsManager 60% Portfolio	2,442,596	220,529,873	-	1,346,164,661
VIP FundsManager 70% Portfolio	685,842	77,278,426	-	519,458,708
VIP FundsManager 85% Portfolio	432,251	35,830,971	-	253,511,012

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP FundsManager 20% Portfolio	(10,279,078)	(7,092,659)	(17,371,737)

The tax character of distributions paid was as follows:

December 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
VIP FundsManager 20% Portfolio	24,583,977	-	24,583,977
VIP FundsManager 30% Portfolio	771,355	129,110	900,465
VIP FundsManager 40% Portfolio	1,221,335	255,281	1,476,616
VIP FundsManager 50% Portfolio	101,066,686	-	101,066,686
VIP FundsManager 60% Portfolio	163,178,621	28,252,696	191,431,317
VIP FundsManager 70% Portfolio	47,698,933	22,106,794	69,805,727
VIP FundsManager 85% Portfolio	21,356,990	13,068,972	34,425,962

December 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
VIP FundsManager 20% Portfolio	24,562,137	-	24,562,137
VIP FundsManager 30% Portfolio	414,627	10,047	424,674
VIP FundsManager 40% Portfolio	666,858	21,828	688,686
VIP FundsManager 50% Portfolio	95,669,676	-	95,669,676
VIP FundsManager 60% Portfolio	140,926,408	-	140,926,408
VIP FundsManager 70% Portfolio	39,755,123	-	39,755,123
VIP FundsManager 85% Portfolio	12,653,461	-	12,653,461
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP FundsManager 20% Portfolio
Equity Risk
Futures Contracts	1,009,122	191,014
Total Equity Risk	1,009,122	191,014
Interest Rate Risk
Futures Contracts	384,394	(31,985)
Total Interest Rate Risk	384,394	(31,985)
Totals	1,393,516	159,029
VIP FundsManager 30% Portfolio
Interest Rate Risk
Futures Contracts	10,842	(1,084)
Total Interest Rate Risk	10,842	(1,084)
Totals	10,842	(1,084)
VIP FundsManager 40% Portfolio
Interest Rate Risk
Futures Contracts	17,815	(2,168)
Total Interest Rate Risk	17,815	(2,168)
Totals	17,815	(2,168)
VIP FundsManager 50% Portfolio
Equity Risk
Futures Contracts	5,989,314	1,309,999
Total Equity Risk	5,989,314	1,309,999
Interest Rate Risk
Futures Contracts	2,249,438	(185,405)
Total Interest Rate Risk	2,249,438	(185,405)
Totals	8,238,752	1,124,594
VIP FundsManager 60% Portfolio
Equity Risk
Futures Contracts	9,399,252	2,863,360
Total Equity Risk	9,399,252	2,863,360
Interest Rate Risk
Futures Contracts	3,948,271	(353,462)
Total Interest Rate Risk	3,948,271	(353,462)
Totals	13,347,523	2,509,898
VIP FundsManager 70% Portfolio
Equity Risk
Futures Contracts	2,985,373	923,816
Total Equity Risk	2,985,373	923,816
Interest Rate Risk
Futures Contracts	1,320,069	(121,977)
Total Interest Rate Risk	1,320,069	(121,977)
Totals	4,305,442	801,839
VIP FundsManager 85% Portfolio
Equity Risk
Futures Contracts	5,765,279	1,373,447
Total Equity Risk	5,765,279	1,373,447
Interest Rate Risk
Futures Contracts	554,867	(53,670)
Total Interest Rate Risk	554,867	(53,670)
Totals	6,320,146	1,319,777

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP FundsManager 20% Portfolio	205,867,422	203,850,858
VIP FundsManager 30% Portfolio	21,111,845	9,974,402
VIP FundsManager 40% Portfolio	40,989,468	15,159,281
VIP FundsManager 50% Portfolio	1,086,551,867	1,360,209,624
VIP FundsManager 60% Portfolio	1,765,129,632	1,865,101,888
VIP FundsManager 70% Portfolio	622,644,555	578,252,514
VIP FundsManager 85% Portfolio	379,526,758	290,493,854
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .15% of each fund's average net assets. Under the management contract, the investment adviser pays all other fund-level operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class ($)	Service Class 2 ($)	Total ($)
VIP FundsManager 20% Portfolio	60	33,794	33,854
VIP FundsManager 30% Portfolio	370	925	1,295
VIP FundsManager 40% Portfolio	381	952	1,333
VIP FundsManager 50% Portfolio	60	193,998	194,058
VIP FundsManager 60% Portfolio	135,002	1,461,968	1,596,970
VIP FundsManager 70% Portfolio	76	179,013	179,089
VIP FundsManager 85% Portfolio	114	150,267	150,381

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP FundsManager 20% Portfolio	342,039	1,230,539	(480)
VIP FundsManager 30% Portfolio	501,192	27,838	(179)
VIP FundsManager 40% Portfolio	818,683	49,504	(649)
VIP FundsManager 50% Portfolio	984,041	821,517	159,254
VIP FundsManager 60% Portfolio	1,907,529	455,673	71,713
VIP FundsManager 70% Portfolio	655,456	104,457	9,601
VIP FundsManager 85% Portfolio	292,090	2,022,305	9,959

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of each Fund's interest in Fidelity U.S. Low Volatility Equity Fund ("Underlying Fund") for investments. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net realized gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized gain (loss) on redemptions of Underlying Fund ($)
VIP FundsManager 20% Portfolio	7,324,821	953,928
VIP FundsManager 50% Portfolio	42,189,458	5,917,244
VIP FundsManager 60% Portfolio	63,616,477	8,938,799
VIP FundsManager 70% Portfolio	20,635,443	2,889,874
VIP FundsManager 85% Portfolio	7,972,170	1,111,792
7. Expense Reductions.
The investment adviser contractually agreed to waive each Fund's management fee in an amount equal to .05% of each Fund's average net assets until April 30, 2027. During the period, each Fund's management fees were reduced by the following amounts:

Management Fee Waiver ($)
VIP FundsManager 20% Portfolio	339,733
VIP FundsManager 30% Portfolio	10,999
VIP FundsManager 40% Portfolio	17,231
VIP FundsManager 50% Portfolio	1,948,607
VIP FundsManager 60% Portfolio	3,602,722
VIP FundsManager 70% Portfolio	1,224,367
VIP FundsManager 85% Portfolio	528,649

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each Fund's Service Class and Service Class 2. During the period, this reimbursement reduced each Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement ($)
VIP FundsManager 20% Portfolio
Service Class	60
Service Class 2	13,517
VIP FundsManager 30% Portfolio
Service Class	370
Service Class 2	370
VIP FundsManager 40% Portfolio
Service Class	381
Service Class 2	381
VIP FundsManager 50% Portfolio
Service Class	60
Service Class 2	77,599
VIP FundsManager 60% Portfolio
Service Class	135,002
Service Class 2	584,787
VIP FundsManager 70% Portfolio
Service Class	76
Service Class 2	71,605
VIP FundsManager 85% Portfolio
Service Class	114
Service Class 2	60,107

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
VIP FundsManager 20% Portfolio	1,921
VIP FundsManager 30% Portfolio	457
VIP FundsManager 40% Portfolio	520
VIP FundsManager 50% Portfolio	3,368
VIP FundsManager 60% Portfolio	3,685
VIP FundsManager 70% Portfolio	3,391
VIP FundsManager 85% Portfolio	1,728
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP FundsManager 20% Portfolio
Distributions to shareholders
Service Class	$2,236	$2,204
Service Class 2	515,251	428,565
Investor Class	24,066,490	24,131,368
Total	$24,583,977	$24,562,137
VIP FundsManager 30% Portfolio
Distributions to shareholders
Service Class	$12,720	$10,622
Service Class 2	12,188	10,090
Investor Class	875,557	403,962
Total	$900,465	$424,674
VIP FundsManager 40% Portfolio
Distributions to shareholders
Service Class	$11,555	$ 10,556
Service Class 2	10,989	10,023
Investor Class	1,454,072	668,107
Total	$1,476,616	$688,686
VIP FundsManager 50% Portfolio
Distributions to shareholders
Service Class	$1,636	$1,388
Service Class 2	1,949,079	1,769,713
Investor Class	99,115,971	93,898,575
Total	$101,066,686	$95,669,676
VIP FundsManager 60% Portfolio
Distributions to shareholders
Service Class	$3,761,416	$2,407,728
Service Class 2	14,439,860	11,178,443
Investor Class	173,230,041	127,340,237
Total	$191,431,317	$140,926,408
VIP FundsManager 70% Portfolio
Distributions to shareholders
Service Class	$2,179	$1,272
Service Class 2	1,930,501	1,116,348
Investor Class	67,873,047	38,637,503
Total	$69,805,727	$39,755,123
VIP FundsManager 85% Portfolio
Distributions to shareholders
Service Class	$3,656	$1,497
Service Class 2	1,864,732	697,777
Investor Class	32,557,574	11,954,187
Total	$34,425,962	$12,653,461
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP FundsManager 20% Portfolio
Service Class
Shares sold	641	602	$7,121	$6,446
Reinvestment of distributions	16	21	182	219
Shares redeemed	(768)	(694)	(8,483)	(7,500)
Net increase (decrease)	(111)	(71)	$(1,180)	$(835)
Service Class 2
Shares sold	341,111	239,233	$3,755,070	$2,584,163
Reinvestment of distributions	46,134	40,374	515,251	428,565
Shares redeemed	(197,574)	(229,927)	(2,162,628)	(2,474,285)
Net increase (decrease)	189,671	49,680	$2,107,693	$538,443
Investor Class
Shares sold	2,041,553	1,217,947	$22,743,655	$13,199,944
Reinvestment of distributions	2,147,866	2,267,071	24,066,490	24,131,368
Shares redeemed	(6,522,559)	(10,497,596)	(72,052,855)	(113,083,923)
Net increase (decrease)	(2,333,140)	(7,012,578)	$(25,242,710)	$(75,752,611)
VIP FundsManager 30% Portfolio
Investor Class
Shares sold	1,472,594	890,942	$16,286,018	$9,490,756
Reinvestment of distributions	75,668	37,015	862,798	393,307
Shares redeemed	(478,864)	(143,530)	(5,285,625)	(1,544,967)
Net increase (decrease)	1,069,398	784,427	$11,863,191	$8,339,096
VIP FundsManager 40% Portfolio
Investor Class
Shares sold	2,904,151	1,066,790	$33,552,057	$11,740,344
Reinvestment of distributions	121,397	60,388	1,442,481	657,520
Shares redeemed	(701,074)	(221,049)	(7,849,287)	(2,439,892)
Net increase (decrease)	2,324,474	906,129	$27,145,251	$9,957,972
VIP FundsManager 50% Portfolio
Service Class
Shares sold	24	26	$314	$315
Shares redeemed	(25)	(26)	(313)	(313)
Net increase (decrease)	(1)	-	$1	$2
Service Class 2
Shares sold	734,201	683,358	$9,081,473	$8,078,532
Reinvestment of distributions	146,495	147,556	1,949,079	1,769,713
Shares redeemed	(1,375,112)	(1,175,311)	(17,105,956)	(14,053,154)
Net increase (decrease)	(494,416)	(344,397)	$(6,075,404)	$(4,204,909)
Investor Class
Shares sold	1,553,760	2,266,957	$19,883,513	$27,355,707
Reinvestment of distributions	7,410,218	7,796,561	99,115,971	93,898,575
Shares redeemed	(42,672,938)	(64,028,367)	(541,058,496)	(764,238,723)
Net increase (decrease)	(33,708,960)	(53,964,849)	$(422,059,012)	$(642,984,441)
VIP FundsManager 60% Portfolio
Service Class
Shares sold	3,327,530	2,653,727	$36,439,736	$27,426,524
Reinvestment of distributions	325,101	230,821	3,759,991	2,406,684
Shares redeemed	(1,843,419)	(1,625,705)	(20,268,245)	(16,755,404)
Net increase (decrease)	1,809,212	1,258,843	$19,931,482	$13,077,804
Service Class 2
Shares sold	1,457,180	1,889,185	$16,113,038	$19,461,905
Reinvestment of distributions	1,259,799	1,076,634	14,439,860	11,178,443
Shares redeemed	(7,593,447)	(7,274,295)	(83,873,528)	(74,460,234)
Net increase (decrease)	(4,876,468)	(4,308,476)	$(53,320,630)	$(43,819,886)
Investor Class
Shares sold	38,654,534	60,737,620	$423,268,166	$628,300,050
Reinvestment of distributions	15,007,567	12,214,883	173,230,041	127,340,237
Shares redeemed	(58,057,887)	(72,857,954)	(639,101,293)	(747,812,558)
Net increase (decrease)	(4,395,786)	94,549	$(42,603,086)	$7,827,729
VIP FundsManager 70% Portfolio
Service Class
Shares sold	234	257	$3,307	$3,307
Reinvestment of distributions	2	1	27	17
Shares redeemed	(237)	(255)	(3,309)	(3,304)
Net increase (decrease)	(1)	3	$25	$20
Service Class 2
Shares sold	248,704	241,852	$3,472,592	$3,129,428
Reinvestment of distributions	134,251	84,569	1,930,500	1,116,348
Shares redeemed	(611,648)	(715,086)	(8,506,775)	(9,298,374)
Net increase (decrease)	(228,693)	(388,665)	$(3,103,683)	$(5,052,598)
Investor Class
Shares sold	7,174,239	9,344,829	$101,251,313	$122,005,457
Reinvestment of distributions	4,669,508	2,908,326	67,873,047	38,637,503
Shares redeemed	(7,201,696)	(9,534,789)	(100,765,800)	(123,253,291)
Net increase (decrease)	4,642,051	2,718,366	$68,358,560	$37,389,669
VIP FundsManager 85% Portfolio
Service Class
Shares sold	181	284	$2,593	$3,755
Reinvestment of distributions	246	110	3,656	1,497
Shares redeemed	(1,070)	(1,171)	(15,331)	(15,384)
Net increase (decrease)	(643)	(777)	$(9,082)	$(10,132)
Service Class 2
Shares sold	288,276	322,858	$4,124,265	$4,206,733
Reinvestment of distributions	127,788	52,143	1,864,731	697,777
Shares redeemed	(613,072)	(493,276)	(8,747,148)	(6,417,266)
Net increase (decrease)	(197,008)	(118,275)	$(2,758,152)	$(1,512,756)
Investor Class
Shares sold	8,213,068	7,939,691	$118,951,847	$104,431,714
Reinvestment of distributions	2,193,874	884,245	32,557,574	11,954,187
Shares redeemed	(4,176,631)	(3,606,258)	(59,860,902)	(47,114,957)
Net increase (decrease)	6,230,311	5,217,678	$91,648,519	$69,270,944
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio	VIP FundsManager 85% Portfolio
Fidelity Commodity Strategy Fund	21%	40%	14%	-
Fidelity Hedged Equity Fund	-	16%	-	-
Fidelity Total International Equity Fund	-	12%	-	-
VIP Investment Grade Bond II Portfolio	19%	31%	-	-
VIP Stock Selector Portfolio	20%	48%	19%	10%
VIP Value Strategies Portfolio	-	11%	-	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Commodity Strategy Fund	86%
Fidelity Hedged Equity Fund	33%
Fidelity Total International Equity Fund	25%
VIP Investment Grade Bond II Portfolio	63%
VIP Stock Selector Portfolio	99%
VIP Value Strategies Portfolio	23%
`
In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %

VIP FundsManager 20% Portfolio	98%	-	-
VIP FundsManager 30% Portfolio	100%	-	-
VIP FundsManager 40% Portfolio	100%	-	-
VIP FundsManager 50% Portfolio	48%	-	-
VIP FundsManager 60% Portfolio	31%	3	45%
VIP FundsManager 70% Portfolio	97%	-	-
VIP FundsManager 85% Portfolio	95%	-	-
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of each of the seven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (seven of the funds constituting Variable Insurance Products Fund V, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
VIP FundsManager 20% Portfolio VIP FundsManager 50% Portfolio VIP FundsManager 60% Portfolio VIP FundsManager 70% Portfolio VIP FundsManager 85% Portfolio	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022 and 2021
VIP FundsManager 30% Portfolio VIP FundsManager 40% Portfolio	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025 and 2024, and for the period April 13, 2023 (commencement of operations) through December 31, 2023
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2025, or, if subsequently determined to be different, the net capital gain of such year.

VIP FundsManager 30% Portfolio	$199,880
VIP FundsManager 40% Portfolio	$442,466
VIP FundsManager 50% Portfolio	$147,832,133
VIP FundsManager 60% Portfolio	$221,336,533
VIP FundsManager 70% Portfolio	$77,393,715
VIP FundsManager 85% Portfolio	$35,945,907
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

VIP FundsManager 20% Portfolio	33.78%
VIP FundsManager 30% Portfolio	28.22%
VIP FundsManager 40% Portfolio	24.32%
VIP FundsManager 50% Portfolio	22.14%
VIP FundsManager 60% Portfolio	18.80%
VIP FundsManager 70% Portfolio	14.85%
VIP FundsManager 85% Portfolio	7.87%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

VIP FundsManager 20% Portfolio	$22,109,201
VIP FundsManager 30% Portfolio	$660,322
VIP FundsManager 40% Portfolio	$959,970
VIP FundsManager 50% Portfolio	$77,812,490
VIP FundsManager 60% Portfolio	$116,002,791
VIP FundsManager 70% Portfolio	$29,420,189
VIP FundsManager 85% Portfolio	$7,008,817
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Investor Class	Service Class	Service Class 2
VIP FundsManager 20% Portfolio
February, 2025	0%	0%	0%
December, 2025	2%	2%	2%
VIP FundsManager 30% Portfolio
February, 2025	2%	2%	2%
December, 2025	4%	4%	4%
VIP FundsManager 40% Portfolio
December, 2025	6%	6%	6%
VIP FundsManager 50% Portfolio
February, 2025	1%	1%	1%
December, 2025	7%	7%	8%
VIP FundsManager 60% Portfolio
February, 2025	1%	1%	1%
December, 2025	10%	10%	11%
VIP FundsManager 70% Portfolio
February, 2025	0%	0%	0%
December, 2025	14%	14%	15%
VIP FundsManager 85% Portfolio
February, 2025	0%	0%	0%
December, 2025	17%	17%	18%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP FundsManager 20% Portfolio
Investor Class	12/30/2025	$0.0143	$0.0014
Service Class	12/30/2025	$0.0143	$0.0014
Service Class 2	12/30/2025	$0.0138	$0.0014
VIP FundsManager 30% Portfolio
Investor Class	12/30/2025	$0.0200	$0.0024
Service Class	12/30/2025	$0.0200	$0.0024
Service Class 2	12/30/2025	$0.0190	$0.0024
VIP FundsManager 40% Portfolio
Investor Class	12/30/2025	$0.0262	$0.0031
Service Class	12/30/2025	$0.0262	$0.0031
Service Class 2	12/30/2025	$0.0246	$0.0031
VIP FundsManager 50% Portfolio
Investor Class	12/30/2025	$0.0423	$0.0040
Service Class	12/30/2025	$0.0423	$0.0040
Service Class 2	12/30/2025	$0.0398	$0.0040
VIP FundsManager 60% Portfolio
Investor Class	12/30/2025	$0.0407	$0.0041
Service Class	12/30/2025	$0.0407	$0.0041
Service Class 2	12/30/2025	$0.0379	$0.0041
VIP FundsManager 70% Portfolio
Investor Class	12/30/2025	$0.0599	$0.0061
Service Class	12/30/2025	$0.0599	$0.0061
Service Class 2	12/30/2025	$0.0550	$0.0061
VIP FundsManager 85% Portfolio
Investor Class	12/30/2025	$0.0715	$0.0072
Service Class	12/30/2025	$0.0715	$0.0072
Service Class 2	12/30/2025	$0.0659	$0.0072

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP FundsManager 20% Portfolio
VIP FundsManager 30% Portfolio
VIP FundsManager 40% Portfolio
VIP FundsManager 50% Portfolio
VIP FundsManager 60% Portfolio
VIP FundsManager 70% Portfolio
VIP FundsManager 85% Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) for each fund (the Advisory Contract, and each fund's Advisory Contract collectively, the Advisory Contracts). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel of FMR, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the investment adviser, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar investment objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance. For VIP FundsManager 50%, VIP FundsManager 60%, VIP FundsManager 70%, and VIP FundsManager 85%, the fund underperformed its benchmark and peers for the one- and three-year periods ended May 31, 2025, and as a result, the Board continues to engage in discussions with FMR regarding the steps it is taking to address performance of these funds.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and the total expense ratio of the representative class (Investor Class), the Board considered each fund's all-inclusive (subject to certain limited exceptions) fee rate. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also considered fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for Investor Class of each fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of Investor Class of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Investor Class of each fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Investor Class of each fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of Investor Class of each fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The information provided to the Board indicated that the level of servicing for both Fidelity's and competitors' classes ranges across classes from those that provide all servicing at the class level, like Investor Classes, to those that split servicing between the class level and the annuity level. When servicing is provided at the annuity level, it is not reflected in the total expense ratio of the class and, for that reason, the fees of funds that provide service at the class level are not directly comparable to the fees of funds that provide service at the annuity level.
Other Contractual Arrangements. The Board considered that FMR has contractually agreed to waive 0.05% of each fund's management fee through April 30, 2026.
The Board further considered that FMR contractually agreed to reimburse 0.10% of "class-level" expenses for Service Class and Service Class 2 as long as these classes continue to be sold to unaffiliated insurance companies.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the funds and all the Fidelity funds, including the Fidelity funds in which the funds invest.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2026.

1.843208.119
VIPFM-ANN-0226
Fidelity® Variable Insurance Products:

VIP Freedom Lifetime Income® I Portfolio
VIP Freedom Lifetime Income® II Portfolio
VIP Freedom Lifetime Income® III Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Freedom Lifetime Income® I Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 61.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	136,848	1,248,051
Fidelity International Bond Index Fund (a)	31,181	285,931
Fidelity Long-Term Treasury Bond Index Fund (a)	25,451	236,440
VIP High Income Portfolio - Investor Class (a)	20,180	97,672
VIP Investment Grade Bond II Portfolio - Investor Class (a)	324,145	3,069,656
TOTAL BOND FUNDS (Cost $5,131,864)		4,937,750

Domestic Equity Funds - 12.0%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	915	93,090
VIP Contrafund Portfolio - Investor Class (a)	2,594	153,426
VIP Equity Income Portfolio - Investor Class (a)	4,270	124,423
VIP Growth & Income Portfolio - Investor Class (a)	5,161	170,784
VIP Growth Portfolio - Investor Class (a)	2,638	254,518
VIP Mid Cap Portfolio - Investor Class (a)	1,054	39,042
VIP Value Portfolio - Investor Class (a)	4,521	86,890
VIP Value Strategies Portfolio - Investor Class (a)	2,736	43,066
TOTAL DOMESTIC EQUITY FUNDS (Cost $675,872)		965,239

International Equity Funds - 12.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	19,925	313,224
VIP Overseas Portfolio - Investor Class (a)	25,075	686,798
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $640,290)		1,000,022

Money Market Funds - 14.2%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $1,144,817)	3.60	1,144,817	1,144,817

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,592,843)	8,047,828
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100.0%	8,047,826

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	92,719	587	458	5	953	93,090	915
Fidelity Inflation-Protected Bond Index Fund	1,320,236	127,604	234,753	49,607	(10,189)	46,834	1,248,051	136,848
Fidelity International Bond Index Fund	266,860	69,219	46,039	10,697	(792)	(3,317)	285,931	31,181
Fidelity Long-Term Treasury Bond Index Fund	253,951	96,911	120,282	11,075	(18,601)	24,461	236,440	25,451
VIP Contrafund Portfolio - Investor Class	139,049	82,903	68,241	23,778	(3,339)	3,054	153,426	2,594
VIP Emerging Markets Portfolio - Investor Class	451,571	134,047	384,884	9,080	51,826	60,664	313,224	19,925
VIP Equity Income Portfolio - Investor Class	113,450	60,344	58,838	8,895	(1,092)	10,559	124,423	4,270
VIP Government Money Market Portfolio - Investor Class	1,295,809	436,745	587,737	51,753	-	-	1,144,817	1,144,817
VIP Growth & Income Portfolio - Investor Class	155,658	86,367	80,609	17,867	(1,192)	10,560	170,784	5,161
VIP Growth Portfolio - Investor Class	230,446	129,154	99,073	32,029	(8,044)	2,035	254,518	2,638
VIP High Income Portfolio - Investor Class	101,970	8,602	16,555	6,268	(206)	3,861	97,672	20,180
VIP Investment Grade Bond II Portfolio - Investor Class	3,298,468	429,142	752,827	124,029	(24,683)	119,556	3,069,656	324,145
VIP Mid Cap Portfolio - Investor Class	35,718	18,912	14,903	4,300	(893)	208	39,042	1,054
VIP Overseas Portfolio - Investor Class	622,390	299,863	304,485	67,994	28,524	40,506	686,798	25,075
VIP Value Portfolio - Investor Class	79,717	42,155	35,086	7,623	(1,661)	1,765	86,890	4,521
VIP Value Strategies Portfolio - Investor Class	39,622	18,132	15,277	2,099	(1,012)	1,601	43,066	2,736
	8,404,915	2,132,819	2,820,176	427,552	8,651	323,300	8,047,828

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	4,937,750	4,937,750	-	-

Domestic Equity Funds	965,239	965,239	-	-

International Equity Funds	1,000,022	1,000,022	-	-

Money Market Funds	1,144,817	1,144,817	-	-
Total Investments in Securities:	8,047,828	8,047,828	-	-
VIP Freedom Lifetime Income® I Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $7,592,843)	$8,047,828

Total Investment in Securities (cost $7,592,843)		$8,047,828
Receivable for investments sold		91,444
Total assets		8,139,272
Liabilities
Payable for investments purchased	$91,311
Payable for fund shares redeemed	135
Total liabilities		91,446
Net Assets		$8,047,826
Net Assets consist of:
Paid in capital		$7,521,411
Total accumulated earnings (loss)		526,415
Net Assets		$8,047,826
Net Asset Value, offering price and redemption price per share ($8,047,826 ÷ 739,288 shares)		$10.89
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$277,454
Expenses
Independent trustees' fees and expenses	$20
Total expenses		20
Net Investment income (loss)		277,434
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	8,651
Capital gain distributions from underlying funds:
Affiliated issuers	150,098
Total net realized gain (loss)		158,749
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	323,300
Total change in net unrealized appreciation (depreciation)		323,300
Net gain (loss)		482,049
Net increase (decrease) in net assets resulting from operations		$759,483
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$277,434	$301,255
Net realized gain (loss)	158,749	77,092
Change in net unrealized appreciation (depreciation)	323,300	(611)
Net increase (decrease) in net assets resulting from operations	759,483	377,736
Distributions to shareholders	(277,209)	(334,854)

Share transactions
Proceeds from sales of shares	13,941	42,879
Reinvestment of distributions	277,209	334,854
Cost of shares redeemed	(1,130,511)	(987,272)

Net increase (decrease) in net assets resulting from share transactions	(839,361)	(609,539)
Total increase (decrease) in net assets	(357,087)	(566,657)

Net Assets
Beginning of period	8,404,913	8,971,570
End of period	$8,047,826	$8,404,913

Other Information
Shares
Sold	1,241	4,007
Issued in reinvestment of distributions	25,726	32,590
Redeemed	(105,122)	(93,901)
Net increase (decrease)	(78,155)	(57,304)

Financial Highlights
VIP Freedom Lifetime Income® I Portfolio

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$10.26	$9.93	$12.01	$12.11
Income from Investment Operations
Net investment income (loss) A,B	.36	.36	.35	.27	.22
Net realized and unrealized gain (loss)	.63	.08	.42	(1.66)	.17
Total from investment operations	.99	.44	.77	(1.39)	.39
Distributions from net investment income	(.38)	(.41)	(.44)	(.24)	(.13)
Distributions from net realized gain	- C	(.01)	-	(.45)	(.36)
Total distributions	(.38)	(.42)	(.44)	(.69)	(.49)
Net asset value, end of period	$10.89	$10.28	$10.26	$9.93	$12.01
Total Return D,E	9.70%	4.28%	7.89%	(12.01)%	3.26%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions, if any H	-%	-%	-%	-%	-%
Net investment income (loss)	3.37%	3.44%	3.43%	2.59%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$8,048	$8,405	$8,972	$9,355	$11,934
Portfolio turnover rate I	26%	20%	17%	63%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom Lifetime Income® II Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 59.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	408,588	3,726,320
Fidelity International Bond Index Fund (a)	102,460	939,554
Fidelity Long-Term Treasury Bond Index Fund (a)	88,087	818,330
VIP High Income Portfolio - Investor Class (a)	63,968	309,607
VIP Investment Grade Bond II Portfolio - Investor Class (a)	986,600	9,343,099
TOTAL BOND FUNDS (Cost $15,764,861)		15,136,910

Domestic Equity Funds - 15.4%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	2,676	272,363
VIP Contrafund Portfolio - Investor Class (a)	10,870	642,981
VIP Equity Income Portfolio - Investor Class (a)	17,895	521,460
VIP Growth & Income Portfolio - Investor Class (a)	21,630	715,724
VIP Growth Portfolio - Investor Class (a)	11,056	1,066,643
VIP Mid Cap Portfolio - Investor Class (a)	4,416	163,613
VIP Value Portfolio - Investor Class (a)	18,945	364,127
VIP Value Strategies Portfolio - Investor Class (a)	11,466	180,477
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,270,166)		3,927,388

International Equity Funds - 14.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	74,687	1,174,083
VIP Overseas Portfolio - Investor Class (a)	94,649	2,592,433
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,346,420)		3,766,516

Money Market Funds - 10.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $2,669,669)	3.60	2,669,669	2,669,669

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,051,116)	25,500,483
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8)
NET ASSETS - 100.0%	25,500,475

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	271,103	1,465	1,249	8	2,717	272,363	2,676
Fidelity Inflation-Protected Bond Index Fund	3,653,389	534,578	555,592	145,356	(28,734)	127,322	3,726,320	408,588
Fidelity International Bond Index Fund	867,424	215,060	129,530	35,259	(4,037)	(9,363)	939,554	102,460
Fidelity Long-Term Treasury Bond Index Fund	836,058	311,390	348,533	36,810	(51,380)	70,795	818,330	88,087
VIP Contrafund Portfolio - Investor Class	652,726	248,341	269,743	103,081	4,299	7,358	642,981	10,870
VIP Emerging Markets Portfolio - Investor Class	1,624,010	427,844	1,303,916	33,597	195,852	230,293	1,174,083	74,687
VIP Equity Income Portfolio - Investor Class	532,591	161,433	221,021	38,234	6,684	41,773	521,460	17,895
VIP Government Money Market Portfolio - Investor Class	2,581,462	1,479,779	1,391,572	112,130	-	-	2,669,669	2,669,669
VIP Growth & Income Portfolio - Investor Class	730,727	234,553	303,204	76,768	25,940	27,708	715,724	21,630
VIP Growth Portfolio - Investor Class	1,081,755	371,991	380,921	137,627	(17,549)	11,367	1,066,643	11,056
VIP High Income Portfolio - Investor Class	307,222	30,488	38,950	19,853	(2,556)	13,403	309,607	63,968
VIP Investment Grade Bond II Portfolio - Investor Class	9,217,327	1,550,152	1,678,860	375,729	(49,784)	304,264	9,343,099	986,600
VIP Mid Cap Portfolio - Investor Class	167,677	57,328	59,770	18,949	(2,209)	587	163,613	4,416
VIP Overseas Portfolio - Investor Class	2,502,752	825,581	1,000,983	263,478	140,765	124,318	2,592,433	94,649
VIP Value Portfolio - Investor Class	374,248	117,860	130,917	33,672	(3,871)	6,807	364,127	18,945
VIP Value Strategies Portfolio - Investor Class	186,018	51,140	60,308	9,215	(2,487)	6,114	180,477	11,466
	25,315,386	6,888,621	7,875,285	1,441,007	210,941	965,463	25,500,483

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	15,136,910	15,136,910	-	-

Domestic Equity Funds	3,927,388	3,927,388	-	-

International Equity Funds	3,766,516	3,766,516	-	-

Money Market Funds	2,669,669	2,669,669	-	-
Total Investments in Securities:	25,500,483	25,500,483	-	-
VIP Freedom Lifetime Income® II Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $23,051,116)	$25,500,483

Total Investment in Securities (cost $23,051,116)		$25,500,483
Receivable for investments sold		217,293
Total assets		25,717,776
Liabilities
Payable for investments purchased	$216,872
Payable for fund shares redeemed	429
Total liabilities		217,301
Net Assets		$25,500,475
Net Assets consist of:
Paid in capital		$22,302,920
Total accumulated earnings (loss)		3,197,555
Net Assets		$25,500,475
Net Asset Value, offering price and redemption price per share ($25,500,475 ÷ 2,049,038 shares)		$12.45
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$819,186
Expenses
Independent trustees' fees and expenses	$62
Total expenses		62
Net Investment income (loss)		819,124
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	210,941
Capital gain distributions from underlying funds:
Affiliated issuers	621,821
Total net realized gain (loss)		832,762
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	965,463
Total change in net unrealized appreciation (depreciation)		965,463
Net gain (loss)		1,798,225
Net increase (decrease) in net assets resulting from operations		$2,617,349
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$819,124	$814,134
Net realized gain (loss)	832,762	620,187
Change in net unrealized appreciation (depreciation)	965,463	(2,014)
Net increase (decrease) in net assets resulting from operations	2,617,349	1,432,307
Distributions to shareholders	(1,398,315)	(935,406)

Share transactions
Proceeds from sales of shares	182,309	207,598
Reinvestment of distributions	1,398,315	935,406
Cost of shares redeemed	(2,614,561)	(2,649,501)

Net increase (decrease) in net assets resulting from share transactions	(1,033,937)	(1,506,497)
Total increase (decrease) in net assets	185,097	(1,009,596)

Net Assets
Beginning of period	25,315,378	26,324,974
End of period	$25,500,475	$25,315,378

Other Information
Shares
Sold	14,221	16,796
Issued in reinvestment of distributions	115,585	78,988
Redeemed	(212,944)	(219,447)
Net increase (decrease)	(83,138)	(123,663)

Financial Highlights
VIP Freedom Lifetime Income® II Portfolio

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.87	$11.67	$11.04	$13.96	$13.83
Income from Investment Operations
Net investment income (loss) A,B	.39	.38	.35	.29	.25
Net realized and unrealized gain (loss)	.88	.27	.72	(2.12)	.60
Total from investment operations	1.27	.65	1.07	(1.83)	.85
Distributions from net investment income	(.40)	(.42)	(.44)	(.26)	(.15)
Distributions from net realized gain	(.28)	(.02)	-	(.83)	(.57)
Total distributions	(.69) C	(.45) C	(.44)	(1.09)	(.72)
Net asset value, end of period	$12.45	$11.87	$11.67	$11.04	$13.96
Total Return D,E	10.90%	5.57%	9.80%	(13.83)%	6.27%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions, if any H	-%	-%	-%	-%	-%
Net investment income (loss)	3.22%	3.13%	3.07%	2.43%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$25,500	$25,315	$26,325	$26,287	$33,250
Portfolio turnover rate I	27%	23%	18%	63%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom Lifetime Income® III Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 52.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	407,776	3,718,921
Fidelity International Bond Index Fund (a)	107,584	986,541
Fidelity Long-Term Treasury Bond Index Fund (a)	151,622	1,408,568
VIP High Income Portfolio - Investor Class (a)	75,359	364,736
VIP Investment Grade Bond II Portfolio - Investor Class (a)	973,931	9,223,131
TOTAL BOND FUNDS (Cost $16,442,559)		15,701,897

Domestic Equity Funds - 25.1%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	2,480	252,394
VIP Contrafund Portfolio - Investor Class (a)	21,635	1,279,681
VIP Equity Income Portfolio - Investor Class (a)	35,616	1,037,852
VIP Growth & Income Portfolio - Investor Class (a)	43,048	1,424,454
VIP Growth Portfolio - Investor Class (a)	22,004	2,122,971
VIP Mid Cap Portfolio - Investor Class (a)	8,789	325,621
VIP Value Portfolio - Investor Class (a)	37,704	724,679
VIP Value Strategies Portfolio - Investor Class (a)	22,820	359,183
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,298,426)		7,526,835

International Equity Funds - 21.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	126,050	1,981,502
VIP Overseas Portfolio - Investor Class (a)	162,367	4,447,237
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,132,329)		6,428,739

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $353,307)	3.60	353,307	353,307

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $25,226,621)	30,010,778
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100.0%	30,010,776

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	251,212	1,119	882	7	2,294	252,394	2,480
Fidelity Inflation-Protected Bond Index Fund	3,481,287	750,284	598,467	141,780	(52,347)	142,589	3,718,921	407,776
Fidelity International Bond Index Fund	1,129,914	226,624	357,213	37,634	(16,360)	3,576	986,541	107,584
Fidelity Long-Term Treasury Bond Index Fund	1,472,172	317,512	409,478	58,014	(62,326)	90,688	1,408,568	151,622
VIP Contrafund Portfolio - Investor Class	1,300,683	386,680	449,025	204,779	16,285	25,058	1,279,681	21,635
VIP Emerging Markets Portfolio - Investor Class	2,479,623	489,490	1,684,358	54,428	226,580	470,167	1,981,502	126,050
VIP Equity Income Portfolio - Investor Class	1,061,311	206,679	335,155	75,801	10,825	94,192	1,037,852	35,616
VIP Government Money Market Portfolio - Investor Class	228,821	1,395,918	1,271,432	14,016	-	-	353,307	353,307
VIP Growth & Income Portfolio - Investor Class	1,456,136	313,426	468,161	152,263	54,297	68,756	1,424,454	43,048
VIP Growth Portfolio - Investor Class	2,155,604	593,647	642,658	273,063	(4,830)	21,208	2,122,971	22,004
VIP High Income Portfolio - Investor Class	350,041	44,325	41,916	23,183	243	12,043	364,736	75,359
VIP Investment Grade Bond II Portfolio - Investor Class	7,918,105	2,366,219	1,281,099	365,353	(24,051)	243,957	9,223,131	973,931
VIP Mid Cap Portfolio - Investor Class	334,134	91,691	99,599	37,709	(2,815)	2,210	325,621	8,789
VIP Overseas Portfolio - Investor Class	4,345,058	1,024,982	1,352,462	457,309	188,337	241,322	4,447,237	162,367
VIP Value Portfolio - Investor Class	745,778	163,614	195,536	67,218	(3,258)	14,081	724,679	37,704
VIP Value Strategies Portfolio - Investor Class	370,691	73,549	95,009	18,352	(3,245)	13,197	359,183	22,820
	28,829,358	8,695,852	9,282,687	1,981,784	327,342	1,445,338	30,010,778

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	15,701,897	15,701,897	-	-

Domestic Equity Funds	7,526,835	7,526,835	-	-

International Equity Funds	6,428,739	6,428,739	-	-

Money Market Funds	353,307	353,307	-	-
Total Investments in Securities:	30,010,778	30,010,778	-	-
VIP Freedom Lifetime Income® III Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $25,226,621)	$30,010,778

Total Investment in Securities (cost $25,226,621)		$30,010,778
Receivable for investments sold		281,013
Total assets		30,291,791
Liabilities
Payable for investments purchased	$280,516
Payable for fund shares redeemed	499
Total liabilities		281,015
Net Assets		$30,010,776
Net Assets consist of:
Paid in capital		$23,856,654
Total accumulated earnings (loss)		6,154,122
Net Assets		$30,010,776
Net Asset Value, offering price and redemption price per share ($30,010,776 ÷ 2,154,147 shares)		$13.93
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$806,346
Expenses
Independent trustees' fees and expenses	$72
Total expenses		72
Net Investment income (loss)		806,274
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	327,342
Capital gain distributions from underlying funds:
Affiliated issuers	1,175,438
Total net realized gain (loss)		1,502,780
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,445,338
Total change in net unrealized appreciation (depreciation)		1,445,338
Net gain (loss)		2,948,118
Net increase (decrease) in net assets resulting from operations		$3,754,392
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$806,274	$734,282
Net realized gain (loss)	1,502,780	1,358,378
Change in net unrealized appreciation (depreciation)	1,445,338	98,829
Net increase (decrease) in net assets resulting from operations	3,754,392	2,191,489
Distributions to shareholders	(2,111,313)	(1,106,077)

Share transactions
Proceeds from sales of shares	36,139	313,980
Reinvestment of distributions	2,111,313	1,106,077
Cost of shares redeemed	(2,609,114)	(2,297,248)

Net increase (decrease) in net assets resulting from share transactions	(461,662)	(877,191)
Total increase (decrease) in net assets	1,181,417	208,221

Net Assets
Beginning of period	28,829,359	28,621,138
End of period	$30,010,776	$28,829,359

Other Information
Shares
Sold	2,533	23,085
Issued in reinvestment of distributions	159,610	84,874
Redeemed	(193,077)	(172,774)
Net increase (decrease)	(30,934)	(64,815)

Financial Highlights
VIP Freedom Lifetime Income® III Portfolio

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.19	$12.72	$11.63	$15.29	$14.72
Income from Investment Operations
Net investment income (loss) A,B	.37	.33	.30	.27	.26
Net realized and unrealized gain (loss)	1.36	.65	1.17	(2.58)	1.15
Total from investment operations	1.73	.98	1.47	(2.31)	1.41
Distributions from net investment income	(.37)	(.37)	(.38)	(.26)	(.16)
Distributions from net realized gain	(.61)	(.14)	-	(1.10)	(.67)
Total distributions	(.99) C	(.51)	(.38)	(1.35) C	(.84) C
Net asset value, end of period	$13.93	$13.19	$12.72	$11.63	$15.29
Total Return D,E	13.62%	7.80%	12.73%	(16.04)%	9.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions, if any H	-%	-%	-%	-%	-%
Net investment income (loss)	2.73%	2.51%	2.47%	2.18%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$30,011	$28,829	$28,621	$27,768	$36,135
Portfolio turnover rate I	29%	25%	19%	61%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP Freedom Lifetime Income I Portfolio	7,636,907	664,084	(253,163)	410,921
VIP Freedom Lifetime Income II Portfolio	23,175,103	3,104,169	(778,789)	2,325,380
VIP Freedom Lifetime Income III Portfolio	25,343,240	5,555,071	(887,533)	4,667,538

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
VIP Freedom Lifetime Income I Portfolio	32,882	82,611	410,921
VIP Freedom Lifetime Income II Portfolio	103,515	768,661	2,325,380
VIP Freedom Lifetime Income III Portfolio	103,649	1,382,934	4,667,538

The tax character of distributions paid was as follows:

December 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
VIP Freedom Lifetime Income I Portfolio	277,209	-	277,209
VIP Freedom Lifetime Income II Portfolio	836,271	562,044	1,398,315
VIP Freedom Lifetime Income III Portfolio	853,319	1,257,994	2,111,313

December 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
VIP Freedom Lifetime Income I Portfolio	334,854	-	334,854
VIP Freedom Lifetime Income II Portfolio	935,406	-	935,406
VIP Freedom Lifetime Income III Portfolio	883,329	222,748	1,106,077
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Lifetime Income I Portfolio	2,132,819	2,820,176
VIP Freedom Lifetime Income II Portfolio	6,888,621	7,875,285
VIP Freedom Lifetime Income III Portfolio	8,695,852	9,282,687

4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all expenses, except the compensation of the independent Trustees, and certain miscellaneous expenses such as interest expense.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Freedom Lifetime Income I Portfolio	100
VIP Freedom Lifetime Income II Portfolio	100
VIP Freedom Lifetime Income III Portfolio	100
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio and VIP Freedom Lifetime Income III Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio and VIP Freedom Lifetime Income III Portfolio (the "Funds"), each a fund of Variable Insurance Products Fund V, including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of its operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2025, or, if subsequently determined to be different, the net capital gain of such year.

VIP Freedom Lifetime Income I Portfolio	$82,611
VIP Freedom Lifetime Income II Portfolio	$770,822
VIP Freedom Lifetime Income III Portfolio	$ 1,383,684
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP Freedom Lifetime Income I Portfolio	32.83%
VIP Freedom Lifetime Income II Portfolio	27.28%
VIP Freedom Lifetime Income III Portfolio	17.74%
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

VIP Freedom Lifetime Income I Portfolio
December 2025	3%
VIP Freedom Lifetime Income II Portfolio
December 2025	4%
VIP Freedom Lifetime Income III Portfolio
December 2025	8%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

VIP Freedom Lifetime Income I Portfolio	$240,030
VIP Freedom Lifetime Income II Portfolio	$690,185
VIP Freedom Lifetime Income III Portfolio	$624,012
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Freedom Lifetime Income I Portfolio	12/17/25	$0.0339	$0.0030
VIP Freedom Lifetime Income II Portfolio	12/17/25	$0.0443	$0.0041
VIP Freedom Lifetime Income III Portfolio	12/17/25	$0.0625	$0.0065

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Freedom Lifetime Income I Portfolio
VIP Freedom Lifetime Income II Portfolio
VIP Freedom Lifetime Income III Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) for each fund (the Advisory Contract, and each fund's Advisory Contract collectively, the Advisory Contracts). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contract. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the investment adviser, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance. VIP Freedom Lifetime Income I Portfolio underperformed its benchmark and peers for the one- and three-year periods ended January 31, 2025, and as a result, the Board continues to engage in discussions with FMR regarding the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board noted that the funds do not pay FMR a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. In its review of each fund's total expense ratio, the Board considered each fund's all-inclusive (subject to certain limited exceptions) fee rate. The Board noted that each fund invests in a class of shares of the underlying Fidelity funds that does not charge a 12b-1 fee. The Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for each fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons for each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked equal to the competitive median of the total peer group for 2024 and equal to the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the funds and all the Fidelity funds, including the Fidelity funds in which the funds invest.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.
Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2026.

1.816199.120
VIPFLI-ANN-0226
Fidelity® Variable Insurance Products:

VIP Freedom Income Portfolio℠
VIP Freedom 2010 Portfolio℠
VIP Freedom 2015 Portfolio℠
VIP Freedom 2020 Portfolio℠
VIP Freedom 2025 Portfolio℠
VIP Freedom 2030 Portfolio℠
VIP Freedom 2035 Portfolio℠
VIP Freedom 2040 Portfolio℠
VIP Freedom 2045 Portfolio℠
VIP Freedom 2050 Portfolio℠
VIP Freedom 2055 Portfolio℠
VIP Freedom 2060 Portfolio℠
VIP Freedom 2065 Portfolio℠
VIP Freedom 2070 Portfolio℠
(VIP Freedom Income Portfolio℠ to be renamed VIP Freedom Retirement Portfolio℠ effective April 30, 2026)

Annual Report
December 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Freedom Income Portfolio℠
VIP Freedom 2010 Portfolio℠
VIP Freedom 2015 Portfolio℠
VIP Freedom 2020 Portfolio℠
VIP Freedom 2025 Portfolio℠
VIP Freedom 2030 Portfolio℠
VIP Freedom 2035 Portfolio℠
VIP Freedom 2040 Portfolio℠
VIP Freedom 2045 Portfolio℠
VIP Freedom 2050 Portfolio℠
VIP Freedom 2055 Portfolio℠
VIP Freedom 2060 Portfolio℠
VIP Freedom 2065 Portfolio℠
VIP Freedom 2070 Portfolio℠
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Freedom Income Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 61.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,223,310	20,276,586
Fidelity International Bond Index Fund (a)	435,252	3,991,263
Fidelity Long-Term Treasury Bond Index Fund (a)	374,099	3,475,377
VIP High Income Portfolio - Initial Class (a)	95,112	464,146
VIP Investment Grade Bond II Portfolio - Initial Class (a)	4,499,008	42,605,605
TOTAL BOND FUNDS (Cost $72,865,333)		70,812,977

Domestic Equity Funds - 11.4%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	38,737	2,319,974
VIP Equity-Income Portfolio - Initial Class (a)	63,905	1,880,737
VIP Growth & Income Portfolio - Initial Class (a)	77,432	2,582,341
VIP Growth Portfolio - Initial Class (a)	39,381	3,848,278
VIP Mid Cap Portfolio - Initial Class (a)	15,737	590,277
VIP Value Portfolio - Initial Class (a)	68,143	1,313,805
VIP Value Strategies Portfolio - Initial Class (a)	40,856	650,833
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,756,516)		13,186,245

International Equity Funds - 12.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	307,742	4,871,563
VIP Overseas Portfolio - Initial Class (a)	347,300	9,557,706
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,274,313)		14,429,269

Money Market Funds - 15.1%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $17,561,896)	3.64	17,561,896	17,561,896

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $111,458,058)	115,990,387
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8,893)
NET ASSETS - 100.0%	115,981,494

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	14,157,460	11,764,501	5,952,126	747,459	(165,356)	489,015	20,276,586	2,223,310
Fidelity International Bond Index Fund	2,813,265	2,463,476	1,227,287	143,571	(9,083)	(49,108)	3,991,263	435,252
Fidelity Long-Term Treasury Bond Index Fund	2,437,808	3,173,262	2,217,206	144,520	(239,721)	321,234	3,475,377	374,099
VIP Contrafund Portfolio - Initial Class	1,465,989	1,940,839	1,121,481	328,596	(22,508)	57,135	2,319,974	38,737
VIP Emerging Markets Portfolio - Initial Class	4,760,511	3,878,623	5,328,869	128,190	315,942	1,245,356	4,871,563	307,742
VIP Equity-Income Portfolio - Initial Class	1,195,991	1,500,717	949,463	127,089	(18,062)	151,554	1,880,737	63,905
VIP Government Money Market Portfolio - Initial Class	13,660,362	14,558,711	10,657,177	682,326	-	-	17,561,896	17,561,896
VIP Growth & Income Portfolio - Initial Class	1,640,442	2,104,511	1,307,512	255,854	(16,198)	161,098	2,582,341	77,432
VIP Growth Portfolio - Initial Class	2,429,643	3,099,308	1,672,085	456,963	(33,921)	25,333	3,848,278	39,381
VIP High Income Portfolio - Initial Class	1,074,957	712,782	1,369,649	88,508	(33,500)	79,556	464,146	95,112
VIP Investment Grade Bond II Portfolio - Initial Class	34,810,823	24,559,283	17,893,193	1,753,777	(137,202)	1,265,894	42,605,605	4,499,008
VIP Mid Cap Portfolio - Initial Class	376,525	461,205	255,338	55,912	(4,487)	12,372	590,277	15,737
VIP Overseas Portfolio - Initial Class	6,561,403	8,396,887	6,098,409	961,062	104,252	593,573	9,557,706	347,300
VIP Value Portfolio - Initial Class	840,358	1,041,703	599,563	99,725	(7,593)	38,900	1,313,805	68,143
VIP Value Strategies Portfolio - Initial Class	417,414	478,003	273,859	28,090	(5,725)	35,000	650,833	40,856
	88,642,951	80,133,811	56,923,217	6,001,642	(273,162)	4,426,912	115,990,387

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	70,812,977	70,812,977	-	-

Domestic Equity Funds	13,186,245	13,186,245	-	-

International Equity Funds	14,429,269	14,429,269	-	-

Money Market Funds	17,561,896	17,561,896	-	-
Total Investments in Securities:	115,990,387	115,990,387	-	-
VIP Freedom Income Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $111,458,058)	$115,990,387

Total Investment in Securities (cost $111,458,058)		$115,990,387
Receivable for investments sold		2,111,483
Receivable for fund shares sold		2,519
Total assets		118,104,389
Liabilities
Payable for investments purchased	$1,538,274
Payable for fund shares redeemed	575,736
Distribution and service plan fees payable	8,885
Total liabilities		2,122,895
Net Assets		$115,981,494
Net Assets consist of:
Paid in capital		$110,621,529
Total accumulated earnings (loss)		5,359,965
Net Assets		$115,981,494

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($26,237,367 ÷ 2,244,767 shares)		$11.69
Service Class :
Net Asset Value, offering price and redemption price per share ($78,218,235 ÷ 6,703,534 shares)		$11.67
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($11,525,892 ÷ 990,679 shares)		$11.63
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$3,910,768
Expenses
Distribution and service plan fees	$97,680
Independent trustees' fees and expenses	254
Total expenses before reductions	97,934
Expense reductions	(8)
Total expenses after reductions		97,926
Net Investment income (loss)		3,812,842
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(273,162)
Capital gain distributions from underlying funds:
Affiliated issuers	2,090,874
Total net realized gain (loss)		1,817,712
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	4,426,912
Total change in net unrealized appreciation (depreciation)		4,426,912
Net gain (loss)		6,244,624
Net increase (decrease) in net assets resulting from operations		$10,057,466
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,812,842	$2,933,760
Net realized gain (loss)	1,817,712	1,130,032
Change in net unrealized appreciation (depreciation)	4,426,912	(996,299)
Net increase (decrease) in net assets resulting from operations	10,057,466	3,067,493
Distributions to shareholders	(3,656,954)	(3,128,768)

Share transactions - net increase (decrease)	20,944,973	18,891,667
Total increase (decrease) in net assets	27,345,485	18,830,392

Net Assets
Beginning of period	88,636,009	69,805,617
End of period	$115,981,494	$88,636,009

Financial Highlights
VIP Freedom Income Portfolio℠ Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.03	$10.97	$10.61	$12.76	$12.74
Income from Investment Operations
Net investment income (loss) A,B	.42	.43	.41	.30	.24
Net realized and unrealized gain (loss)	.64	.06	.42	(1.79)	.18
Total from investment operations	1.06	.49	.83	(1.49)	.42
Distributions from net investment income	(.39)	(.42)	(.47)	(.26)	(.13)
Distributions from net realized gain	- C	(.01)	-	(.40)	(.27)
Total distributions	(.40) D	(.43)	(.47)	(.66)	(.40)
Net asset value, end of period	$11.69	$11.03	$10.97	$10.61	$12.76
Total Return E,F	9.63%	4.45%	7.91%	(12.05)%	3.35%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- %	-%	-%	-%	-%
Expenses net of all reductions, if any I	-%	-%	-%	-%	-%
Net investment income (loss)	3.64%	3.86%	3.75%	2.71%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$26,237	$26,044	$22,698	$15,085	$17,011
Portfolio turnover rate J	53%	40% K	40%	91%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
VIP Freedom Income Portfolio℠ Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.01	$10.96	$10.60	$12.74	$12.73
Income from Investment Operations
Net investment income (loss) A,B	.41	.42	.39	.29	.22
Net realized and unrealized gain (loss)	.64	.05	.43	(1.77)	.18
Total from investment operations	1.05	.47	.82	(1.48)	.40
Distributions from net investment income	(.38)	(.41)	(.46)	(.25)	(.12)
Distributions from net realized gain	- C	(.01)	-	(.40)	(.27)
Total distributions	(.39) D	(.42)	(.46)	(.66) D	(.39)
Net asset value, end of period	$11.67	$11.01	$10.96	$10.60	$12.74
Total Return E,F	9.56%	4.28%	7.81%	(12.06)%	3.17%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	3.54%	3.76%	3.65%	2.61%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$78,218	$49,067	$32,753	$31,739	$32,637
Portfolio turnover rate I	53%	40% J	40%	91%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
VIP Freedom Income Portfolio℠ Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.98	$10.92	$10.56	$12.69	$12.68
Income from Investment Operations
Net investment income (loss) A,B	.39	.40	.38	.27	.20
Net realized and unrealized gain (loss)	.63	.06	.42	(1.77)	.18
Total from investment operations	1.02	.46	.80	(1.50)	.38
Distributions from net investment income	(.36)	(.39)	(.44)	(.22)	(.10)
Distributions from net realized gain	- C	(.01)	-	(.40)	(.27)
Total distributions	(.37) D	(.40)	(.44)	(.63) D	(.37)
Net asset value, end of period	$11.63	$10.98	$10.92	$10.56	$12.69
Total Return E,F	9.31%	4.20%	7.65%	(12.26)%	3.03%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	3.39%	3.61%	3.50%	2.46%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$11,526	$13,525	$14,354	$16,984	$28,521
Portfolio turnover rate I	53%	40% J	40%	91%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
VIP Freedom 2010 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 59.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	4,389,863	40,035,555
Fidelity International Bond Index Fund (a)	926,251	8,493,726
Fidelity Long-Term Treasury Bond Index Fund (a)	820,089	7,618,630
VIP High Income Portfolio - Initial Class (a)	196,690	959,845
VIP Investment Grade Bond II Portfolio - Initial Class (a)	9,053,293	85,734,683
TOTAL BOND FUNDS (Cost $149,756,626)		142,842,439

Domestic Equity Funds - 13.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	96,285	5,766,495
VIP Equity-Income Portfolio - Initial Class (a)	158,847	4,674,873
VIP Growth & Income Portfolio - Initial Class (a)	192,463	6,418,642
VIP Growth Portfolio - Initial Class (a)	97,884	9,565,227
VIP Mid Cap Portfolio - Initial Class (a)	39,113	1,467,123
VIP Value Portfolio - Initial Class (a)	169,371	3,265,482
VIP Value Strategies Portfolio - Initial Class (a)	101,549	1,617,681
TOTAL DOMESTIC EQUITY FUNDS (Cost $22,763,736)		32,775,523

International Equity Funds - 14.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	707,613	11,201,508
VIP Overseas Portfolio - Initial Class (a)	811,321	22,327,554
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,735,061)		33,529,062

Money Market Funds - 12.7%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $30,653,035)	3.64	30,653,035	30,653,035

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $225,908,458)	239,800,059
NET OTHER ASSETS (LIABILITIES) - 0.0%	(44,901)
NET ASSETS - 100.0%	239,755,158

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	37,823,003	11,020,752	9,724,706	1,507,721	(487,773)	1,452,406	40,035,555	4,389,863
Fidelity International Bond Index Fund	8,447,623	2,426,265	2,259,413	329,399	3,596	(124,345)	8,493,726	926,251
Fidelity Long-Term Treasury Bond Index Fund	7,439,795	4,213,736	4,217,845	351,848	(600,475)	783,419	7,618,630	820,089
VIP Contrafund Portfolio - Initial Class	5,838,873	2,806,885	2,970,737	906,403	21,004	70,470	5,766,495	96,285
VIP Emerging Markets Portfolio - Initial Class	15,353,892	4,762,175	12,895,832	296,786	1,441,686	2,539,587	11,201,508	707,613
VIP Equity-Income Portfolio - Initial Class	4,763,862	1,935,458	2,448,183	337,638	4,722	419,014	4,674,873	158,847
VIP Government Money Market Portfolio - Initial Class	28,170,443	18,182,127	15,699,535	1,219,927	-	-	30,653,035	30,653,035
VIP Growth & Income Portfolio - Initial Class	6,534,105	2,750,459	3,330,758	677,117	83,929	380,907	6,418,642	192,463
VIP Growth Portfolio - Initial Class	9,676,806	4,140,166	4,169,247	1,209,009	(165,733)	83,235	9,565,227	97,884
VIP High Income Portfolio - Initial Class	3,027,309	431,496	2,600,072	186,241	15,386	85,726	959,845	196,690
VIP Investment Grade Bond II Portfolio - Initial Class	92,921,207	19,163,410	29,098,908	3,550,769	(723,185)	3,472,159	85,734,683	9,053,293
VIP Mid Cap Portfolio - Initial Class	1,499,844	658,569	672,245	167,736	(23,949)	4,904	1,467,123	39,113
VIP Overseas Portfolio - Initial Class	23,066,286	9,790,302	13,044,825	2,383,371	1,258,045	1,257,746	22,327,554	811,321
VIP Value Portfolio - Initial Class	3,347,529	1,404,900	1,500,851	302,283	(42,458)	56,362	3,265,482	169,371
VIP Value Strategies Portfolio - Initial Class	1,662,740	622,484	692,941	82,963	(33,246)	58,644	1,617,681	101,549
	249,573,317	84,309,184	105,326,098	13,509,211	751,549	10,540,234	239,800,059

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	142,842,439	142,842,439	-	-

Domestic Equity Funds	32,775,523	32,775,523	-	-

International Equity Funds	33,529,062	33,529,062	-	-

Money Market Funds	30,653,035	30,653,035	-	-
Total Investments in Securities:	239,800,059	239,800,059	-	-
VIP Freedom 2010 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $225,908,458)	$239,800,059

Total Investment in Securities (cost $225,908,458)		$239,800,059
Cash		1
Receivable for investments sold		2,511,267
Receivable for fund shares sold		3,956
Total assets		242,315,283
Liabilities
Payable for investments purchased	$2,403,419
Payable for fund shares redeemed	111,808
Distribution and service plan fees payable	44,898
Total liabilities		2,560,125
Net Assets		$239,755,158
Net Assets consist of:
Paid in capital		$221,139,409
Total accumulated earnings (loss)		18,615,749
Net Assets		$239,755,158

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($15,846,934 ÷ 1,304,191 shares)		$12.15
Service Class :
Net Asset Value, offering price and redemption price per share ($16,205,501 ÷ 1,335,919 shares)		$12.13
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($207,702,723 ÷ 17,261,334 shares)		$12.03
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$8,002,966
Expenses
Distribution and service plan fees	$556,495
Independent trustees' fees and expenses	610
Total expenses		557,105
Net Investment income (loss)		7,445,861
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	751,549
Capital gain distributions from underlying funds:
Affiliated issuers	5,506,245
Total net realized gain (loss)		6,257,794
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	10,540,234
Total change in net unrealized appreciation (depreciation)		10,540,234
Net gain (loss)		16,798,028
Net increase (decrease) in net assets resulting from operations		$24,243,889
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,445,861	$7,865,957
Net realized gain (loss)	6,257,794	4,923,358
Change in net unrealized appreciation (depreciation)	10,540,234	748,791
Net increase (decrease) in net assets resulting from operations	24,243,889	13,538,106
Distributions to shareholders	(10,473,227)	(8,877,417)

Share transactions - net increase (decrease)	(23,541,284)	(27,976,626)
Total increase (decrease) in net assets	(9,770,622)	(23,315,937)

Net Assets
Beginning of period	249,525,780	272,841,717
End of period	$239,755,158	$249,525,780

Financial Highlights
VIP Freedom 2010 Portfolio℠ Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$11.33	$11.55	$14.45	$14.28
Income from Investment Operations
Net investment income (loss) A,B	.39	.37	.34	.30	.26
Net realized and unrealized gain (loss)	.81	.24	.70	(2.16)	.56
Total from investment operations	1.20	.61	1.04	(1.86)	.82
Distributions from net investment income	(.40)	(.43)	(.46)	(.27)	(.15)
Distributions from net realized gain	(.15)	(.01)	(.80)	(.77)	(.50)
Total distributions	(.55)	(.44)	(1.26)	(1.04)	(.65)
Net asset value, end of period	$12.15	$11.50	$11.33	$11.55	$14.45
Total Return C,D	10.53%	5.38%	9.48%	(13.53)%	5.89%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	3.23%	3.21%	3.10%	2.47%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$15,847	$15,568	$17,668	$12,298	$16,685
Portfolio turnover rate H	34%	25%	21%	231%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2010 Portfolio℠ Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.48	$11.31	$11.54	$14.43	$14.26
Income from Investment Operations
Net investment income (loss) A,B	.37	.36	.33	.29	.25
Net realized and unrealized gain (loss)	.81	.23	.68	(2.15)	.56
Total from investment operations	1.18	.59	1.01	(1.86)	.81
Distributions from net investment income	(.39)	(.41)	(.44)	(.26)	(.14)
Distributions from net realized gain	(.15)	(.01)	(.80)	(.77)	(.50)
Total distributions	(.53) C	(.42)	(1.24)	(1.03)	(.64)
Net asset value, end of period	$12.13	$11.48	$11.31	$11.54	$14.43
Total Return D,E	10.44%	5.26%	9.28%	(13.57)%	5.79%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	3.13%	3.11%	3.00%	2.37%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$16,206	$16,163	$19,596	$21,518	$27,360
Portfolio turnover rate H	34%	25%	21%	231%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2010 Portfolio℠ Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$11.23	$11.46	$14.33	$14.17
Income from Investment Operations
Net investment income (loss) A,B	.35	.34	.31	.27	.22
Net realized and unrealized gain (loss)	.80	.23	.69	(2.13)	.56
Total from investment operations	1.15	.57	1.00	(1.86)	.78
Distributions from net investment income	(.37)	(.40)	(.43)	(.24)	(.12)
Distributions from net realized gain	(.15)	(.01)	(.80)	(.77)	(.50)
Total distributions	(.51) C	(.41)	(1.23)	(1.01)	(.62)
Net asset value, end of period	$12.03	$11.39	$11.23	$11.46	$14.33
Total Return D,E	10.26%	5.06%	9.18%	(13.66)%	5.60%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.98%	2.96%	2.85%	2.22%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$207,703	$217,795	$235,579	$251,283	$327,526
Portfolio turnover rate H	34%	25%	21%	231%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2015 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 57.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	940,047	8,573,228
Fidelity International Bond Index Fund (a)	222,016	2,035,891
Fidelity Long-Term Treasury Bond Index Fund (a)	201,114	1,868,345
VIP High Income Portfolio - Initial Class (a)	44,853	218,882
VIP Investment Grade Bond II Portfolio - Initial Class (a)	1,952,500	18,490,179
TOTAL BOND FUNDS (Cost $32,239,959)		31,186,525

Domestic Equity Funds - 18.3%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	29,449	1,763,696
VIP Equity-Income Portfolio - Initial Class (a)	48,584	1,429,830
VIP Growth & Income Portfolio - Initial Class (a)	58,865	1,963,132
VIP Growth Portfolio - Initial Class (a)	29,940	2,925,692
VIP Mid Cap Portfolio - Initial Class (a)	11,961	448,670
VIP Value Portfolio - Initial Class (a)	51,801	998,731
VIP Value Strategies Portfolio - Initial Class (a)	31,057	494,737
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,185,576)		10,024,488

International Equity Funds - 17.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	194,165	3,073,632
VIP Overseas Portfolio - Initial Class (a)	228,114	6,277,710
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,460,920)		9,351,342

Money Market Funds - 7.5%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $4,091,324)	3.64	4,091,324	4,091,324

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $43,977,779)	54,653,679
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,551)
NET ASSETS - 100.0%	54,648,128

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	8,176,222	3,617,313	3,434,260	326,771	(82,300)	306,605	8,573,228	940,047
Fidelity International Bond Index Fund	2,126,381	833,343	896,585	81,425	(18,353)	(8,895)	2,035,891	222,016
Fidelity Long-Term Treasury Bond Index Fund	1,792,433	1,299,110	1,271,298	85,944	(137,938)	186,038	1,868,345	201,114
VIP Contrafund Portfolio - Initial Class	1,920,459	943,418	1,157,131	286,353	137,453	(80,503)	1,763,696	29,449
VIP Emerging Markets Portfolio - Initial Class	4,213,215	1,567,800	3,878,939	80,517	884,389	287,167	3,073,632	194,165
VIP Equity-Income Portfolio - Initial Class	1,566,884	626,066	914,908	105,366	68,101	83,687	1,429,830	48,584
VIP Government Money Market Portfolio - Initial Class	3,364,905	4,355,194	3,628,775	158,892	-	-	4,091,324	4,091,324
VIP Growth & Income Portfolio - Initial Class	2,149,133	899,088	1,262,873	210,942	207,573	(29,789)	1,963,132	58,865
VIP Growth Portfolio - Initial Class	3,182,794	1,488,219	1,763,601	376,610	(24,187)	42,467	2,925,692	29,940
VIP High Income Portfolio - Initial Class	705,653	189,745	702,159	42,395	69,890	(44,247)	218,882	44,853
VIP Investment Grade Bond II Portfolio - Initial Class	19,944,584	7,004,969	9,095,139	757,985	(188,536)	824,301	18,490,179	1,952,500
VIP Mid Cap Portfolio - Initial Class	493,313	232,953	272,024	54,311	(7,535)	1,963	448,670	11,961
VIP Overseas Portfolio - Initial Class	6,870,432	3,219,535	4,594,832	681,017	828,060	(45,485)	6,277,710	228,114
VIP Value Portfolio - Initial Class	1,101,042	464,257	574,248	97,904	(11,056)	18,736	998,731	51,801
VIP Value Strategies Portfolio - Initial Class	546,899	217,345	278,623	26,664	(7,274)	16,390	494,737	31,057
	58,154,349	26,958,355	33,725,395	3,373,096	1,718,287	1,558,435	54,653,679

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	31,186,525	31,186,525	-	-

Domestic Equity Funds	10,024,488	10,024,488	-	-

International Equity Funds	9,351,342	9,351,342	-	-

Money Market Funds	4,091,324	4,091,324	-	-
Total Investments in Securities:	54,653,679	54,653,679	-	-
VIP Freedom 2015 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $43,977,779)	$54,653,679

Total Investment in Securities (cost $43,977,779)		$54,653,679
Receivable for investments sold		478,146
Receivable for fund shares sold		204
Total assets		55,132,029
Liabilities
Payable for investments purchased	$427,082
Payable for fund shares redeemed	51,261
Distribution and service plan fees payable	5,558
Total liabilities		483,901
Net Assets		$54,648,128
Net Assets consist of:
Paid in capital		$40,930,470
Total accumulated earnings (loss)		13,717,658
Net Assets		$54,648,128

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($22,793,541 ÷ 1,902,174 shares)		$11.98
Service Class :
Net Asset Value, offering price and redemption price per share ($9,212,099 ÷ 771,019 shares)		$11.95
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($22,642,488 ÷ 1,903,919 shares)		$11.89
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$1,700,973
Expenses
Distribution and service plan fees	$72,976
Independent trustees' fees and expenses	145
Total expenses before reductions	73,121
Expense reductions	(2)
Total expenses after reductions		73,119
Net Investment income (loss)		1,627,854
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,718,287
Capital gain distributions from underlying funds:
Affiliated issuers	1,672,123
Total net realized gain (loss)		3,390,410
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,558,435
Total change in net unrealized appreciation (depreciation)		1,558,435
Net gain (loss)		4,948,845
Net increase (decrease) in net assets resulting from operations		$6,576,699
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,627,854	$1,697,882
Net realized gain (loss)	3,390,410	2,491,319
Change in net unrealized appreciation (depreciation)	1,558,435	(507,022)
Net increase (decrease) in net assets resulting from operations	6,576,699	3,682,179
Distributions to shareholders	(3,991,080)	(3,687,246)

Share transactions - net increase (decrease)	(6,085,990)	(4,144,040)
Total increase (decrease) in net assets	(3,500,371)	(4,149,107)

Net Assets
Beginning of period	58,148,499	62,297,606
End of period	$54,648,128	$58,148,499

Financial Highlights
VIP Freedom 2015 Portfolio℠ Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.48	$11.49	$10.95	$14.42	$14.12
Income from Investment Operations
Net investment income (loss) A,B	.34	.35	.32	.27	.25
Net realized and unrealized gain (loss)	.98	.38	.85	(2.21)	.81
Total from investment operations	1.32	.73	1.17	(1.94)	1.06
Distributions from net investment income	(.36)	(.39)	(.41)	(.26)	(.16)
Distributions from net realized gain	(.46)	(.35)	(.22)	(1.26)	(.60)
Total distributions	(.82)	(.74)	(.63)	(1.53) C	(.76)
Net asset value, end of period	$11.98	$11.48	$11.49	$10.95	$14.42
Total Return D,E	11.87%	6.52%	10.95%	(14.60)%	7.69%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions, if any H	-%	-%	-%	-%	-%
Net investment income (loss)	2.89%	2.96%	2.90%	2.26%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$22,794	$23,392	$24,978	$21,474	$33,325
Portfolio turnover rate I	46%	35%	32%	73%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2015 Portfolio℠ Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.45	$11.46	$10.92	$14.38	$14.08
Income from Investment Operations
Net investment income (loss) A,B	.33	.33	.31	.25	.24
Net realized and unrealized gain (loss)	.98	.39	.85	(2.20)	.80
Total from investment operations	1.31	.72	1.16	(1.95)	1.04
Distributions from net investment income	(.35)	(.37)	(.40)	(.25)	(.14)
Distributions from net realized gain	(.46)	(.35)	(.22)	(1.26)	(.60)
Total distributions	(.81)	(.73) C	(.62)	(1.51)	(.74)
Net asset value, end of period	$11.95	$11.45	$11.46	$10.92	$14.38
Total Return D,E	11.78%	6.43%	10.86%	(14.66)%	7.59%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.79%	2.86%	2.80%	2.16%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$9,212	$12,187	$12,904	$16,217	$20,808
Portfolio turnover rate H	46%	35%	32%	73%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2015 Portfolio℠ Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$11.41	$10.88	$14.33	$14.04
Income from Investment Operations
Net investment income (loss) A,B	.31	.31	.29	.23	.21
Net realized and unrealized gain (loss)	.98	.38	.84	(2.19)	.80
Total from investment operations	1.29	.69	1.13	(1.96)	1.01
Distributions from net investment income	(.33)	(.36)	(.38)	(.23)	(.12)
Distributions from net realized gain	(.46)	(.35)	(.22)	(1.26)	(.60)
Total distributions	(.79)	(.71)	(.60)	(1.49)	(.72)
Net asset value, end of period	$11.89	$11.39	$11.41	$10.88	$14.33
Total Return C,D	11.66%	6.21%	10.64%	(14.79)%	7.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.64%	2.71%	2.65%	2.01%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$22,642	$22,569	$24,415	$25,377	$37,143
Portfolio turnover rate G	46%	35%	32%	73%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2020 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 54.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	7,883,891	71,901,083
Fidelity International Bond Index Fund (a)	2,146,115	19,679,875
Fidelity Long-Term Treasury Bond Index Fund (a)	1,958,516	18,194,618
VIP High Income Portfolio - Initial Class (a)	412,609	2,013,531
VIP Investment Grade Bond II Portfolio - Initial Class (a)	16,899,262	160,036,009
TOTAL BOND FUNDS (Cost $282,705,353)		271,825,116

Domestic Equity Funds - 23.3%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	344,226	20,615,685
VIP Equity-Income Portfolio - Initial Class (a)	567,910	16,713,591
VIP Growth & Income Portfolio - Initial Class (a)	688,070	22,947,131
VIP Growth Portfolio - Initial Class (a)	349,976	34,199,631
VIP Mid Cap Portfolio - Initial Class (a)	139,819	5,244,615
VIP Value Portfolio - Initial Class (a)	605,485	11,673,758
VIP Value Strategies Portfolio - Initial Class (a)	363,014	5,782,819
TOTAL DOMESTIC EQUITY FUNDS (Cost $43,924,672)		117,177,230

International Equity Funds - 20.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	2,107,407	33,360,251
VIP Overseas Portfolio - Initial Class (a)	2,521,695	69,397,044
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $52,628,242)		102,757,295

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $10,710,883)	3.64	10,710,883	10,710,883

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $389,969,150)	502,470,524
NET OTHER ASSETS (LIABILITIES) - 0.0%	(74,512)
NET ASSETS - 100.0%	502,396,012

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	72,142	72,142	26	-	-	-	-	0.0%
Total	-	72,142	72,142	26	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	71,173,664	21,197,739	22,178,401	2,683,981	(1,297,233)	3,095,358	71,901,083	7,883,891
Fidelity International Bond Index Fund	21,311,031	5,094,418	6,469,882	775,020	21,469	(277,161)	19,679,875	2,146,115
Fidelity Long-Term Treasury Bond Index Fund	18,599,851	8,046,924	8,869,215	789,613	(1,085,789)	1,502,847	18,194,618	1,958,516
VIP Contrafund Portfolio - Initial Class	22,926,822	7,436,907	10,471,372	3,313,147	1,892,173	(1,168,845)	20,615,685	344,226
VIP Emerging Markets Portfolio - Initial Class	44,725,435	9,820,447	33,138,000	862,855	7,619,427	4,332,942	33,360,251	2,107,407
VIP Equity-Income Portfolio - Initial Class	18,706,116	4,236,310	8,005,714	1,223,793	926,090	850,789	16,713,591	567,910
VIP Government Money Market Portfolio - Initial Class	3,991,713	29,873,770	23,154,600	272,576	-	-	10,710,883	10,710,883
VIP Growth & Income Portfolio - Initial Class	25,657,037	6,260,370	11,066,270	2,453,224	2,693,081	(597,087)	22,947,131	688,070
VIP Growth Portfolio - Initial Class	37,996,681	11,504,807	15,598,298	4,381,144	86,795	209,646	34,199,631	349,976
VIP High Income Portfolio - Initial Class	6,518,530	909,538	5,626,276	387,881	79,311	132,428	2,013,531	412,609
VIP Investment Grade Bond II Portfolio - Initial Class	162,490,234	44,698,539	51,737,297	6,494,751	(1,195,191)	5,779,724	160,036,009	16,899,262
VIP Mid Cap Portfolio - Initial Class	5,889,310	1,805,987	2,420,643	622,432	(63,896)	33,857	5,244,615	139,819
VIP Overseas Portfolio - Initial Class	77,372,468	21,166,058	37,100,458	7,477,419	7,304,180	654,796	69,397,044	2,521,695
VIP Value Portfolio - Initial Class	13,144,687	3,327,946	4,926,270	1,124,843	(74,382)	201,777	11,673,758	605,485
VIP Value Strategies Portfolio - Initial Class	6,529,148	1,537,018	2,408,855	306,808	(83,231)	208,739	5,782,819	363,014
	537,032,727	176,916,778	243,171,551	33,169,487	16,822,804	14,959,810	502,470,524

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	271,825,116	271,825,116	-	-

Domestic Equity Funds	117,177,230	117,177,230	-	-

International Equity Funds	102,757,295	102,757,295	-	-

Money Market Funds	10,710,883	10,710,883	-	-
Total Investments in Securities:	502,470,524	502,470,524	-	-
VIP Freedom 2020 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $389,969,150)	$502,470,524

Total Investment in Securities (cost $389,969,150)		$502,470,524
Cash		26
Receivable for investments sold		4,748,074
Receivable for fund shares sold		32,639
Total assets		507,251,263
Liabilities
Payable for investments purchased	$4,129,232
Payable for fund shares redeemed	651,482
Distribution and service plan fees payable	74,537
Total liabilities		4,855,251
Net Assets		$502,396,012
Net Assets consist of:
Paid in capital		$357,508,736
Total accumulated earnings (loss)		144,887,276
Net Assets		$502,396,012

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($86,164,130 ÷ 6,499,816 shares)		$13.26
Service Class :
Net Asset Value, offering price and redemption price per share ($99,483,510 ÷ 7,540,078 shares)		$13.19
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($316,748,372 ÷ 24,123,277 shares)		$13.13
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$14,168,914
Income from Fidelity Central Funds		26
Total income		14,168,940
Expenses
Distribution and service plan fees	$929,573
Independent trustees' fees and expenses	1,285
Total expenses before reductions	930,858
Expense reductions	(11)
Total expenses after reductions		930,847
Net Investment income (loss)		13,238,093
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	16,822,804
Capital gain distributions from underlying funds:
Affiliated issuers	19,000,573
Total net realized gain (loss)		35,823,377
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	14,959,810
Total change in net unrealized appreciation (depreciation)		14,959,810
Net gain (loss)		50,783,187
Net increase (decrease) in net assets resulting from operations		$64,021,280
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,238,093	$13,489,925
Net realized gain (loss)	35,823,377	31,880,750
Change in net unrealized appreciation (depreciation)	14,959,810	(4,434,640)
Net increase (decrease) in net assets resulting from operations	64,021,280	40,936,035
Distributions to shareholders	(41,878,024)	(30,855,896)

Share transactions - net increase (decrease)	(56,698,666)	(50,321,719)
Total increase (decrease) in net assets	(34,555,410)	(40,241,580)

Net Assets
Beginning of period	536,951,422	577,193,002
End of period	$502,396,012	$536,951,422

Financial Highlights
VIP Freedom 2020 Portfolio℠ Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.70	$12.50	$11.56	$15.42	$15.03
Income from Investment Operations
Net investment income (loss) A,B	.35	.33	.31	.28	.27
Net realized and unrealized gain (loss)	1.27	.61	1.10	(2.51)	1.11
Total from investment operations	1.62	.94	1.41	(2.23)	1.38
Distributions from net investment income	(.36)	(.38)	(.39)	(.27)	(.17)
Distributions from net realized gain	(.70)	(.36)	(.08)	(1.36)	(.81)
Total distributions	(1.06)	(.74)	(.47)	(1.63)	(.99) C
Net asset value, end of period	$13.26	$12.70	$12.50	$11.56	$15.42
Total Return D,E	13.33%	7.71%	12.40%	(15.69)%	9.47%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions, if any H	-%	-%	-%	-%	-%
Net investment income (loss)	2.73%	2.57%	2.60%	2.26%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$86,164	$80,740	$85,393	$63,227	$82,875
Portfolio turnover rate I	34%	29%	27%	121%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2020 Portfolio℠ Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.64	$12.45	$11.51	$15.37	$14.97
Income from Investment Operations
Net investment income (loss) A,B	.34	.32	.30	.27	.25
Net realized and unrealized gain (loss)	1.26	.60	1.10	(2.52)	1.12
Total from investment operations	1.60	.92	1.40	(2.25)	1.37
Distributions from net investment income	(.35)	(.36)	(.38)	(.26)	(.16)
Distributions from net realized gain	(.70)	(.36)	(.08)	(1.36)	(.81)
Total distributions	(1.05)	(.73) C	(.46)	(1.61) C	(.97)
Net asset value, end of period	$13.19	$12.64	$12.45	$11.51	$15.37
Total Return D,E	13.18%	7.55%	12.34%	(15.83)%	9.47%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.63%	2.47%	2.50%	2.16%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$99,484	$124,111	$125,938	$129,176	$167,097
Portfolio turnover rate H	34%	29%	27%	121%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2020 Portfolio℠ Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.59	$12.40	$11.46	$15.31	$14.92
Income from Investment Operations
Net investment income (loss) A,B	.32	.30	.28	.25	.23
Net realized and unrealized gain (loss)	1.25	.59	1.10	(2.51)	1.11
Total from investment operations	1.57	.89	1.38	(2.26)	1.34
Distributions from net investment income	(.33)	(.34)	(.36)	(.24)	(.13)
Distributions from net realized gain	(.70)	(.36)	(.08)	(1.36)	(.81)
Total distributions	(1.03)	(.70)	(.44)	(1.59) C	(.95) C
Net asset value, end of period	$13.13	$12.59	$12.40	$11.46	$15.31
Total Return D,E	12.99%	7.40%	12.22%	(15.97)%	9.26%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.48%	2.32%	2.35%	2.01%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$316,748	$332,101	$365,862	$372,526	$508,713
Portfolio turnover rate H	34%	29%	27%	121%	34%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2025 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 47.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5,385,965	49,119,998
Fidelity International Bond Index Fund (a)	1,300,744	11,927,819
Fidelity Long-Term Treasury Bond Index Fund (a)	2,756,618	25,608,986
VIP High Income Portfolio - Initial Class (a)	985,943	4,811,403
VIP Investment Grade Bond II Portfolio - Initial Class (a)	10,193,369	96,531,208
TOTAL BOND FUNDS (Cost $195,602,641)		187,999,414

Domestic Equity Funds - 28.1%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	327,756	19,629,327
VIP Equity-Income Portfolio - Initial Class (a)	540,739	15,913,958
VIP Growth & Income Portfolio - Initial Class (a)	655,149	21,849,204
VIP Growth Portfolio - Initial Class (a)	333,225	32,562,747
VIP Mid Cap Portfolio - Initial Class (a)	133,134	4,993,863
VIP Value Portfolio - Initial Class (a)	576,520	11,115,312
VIP Value Strategies Portfolio - Initial Class (a)	345,656	5,506,297
TOTAL DOMESTIC EQUITY FUNDS (Cost $65,129,798)		111,570,708

International Equity Funds - 23.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	1,903,226	30,128,068
VIP Overseas Portfolio - Initial Class (a)	2,343,862	64,503,084
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $63,683,185)		94,631,152

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $2,556,534)	3.64	2,556,534	2,556,534

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $326,972,158)	396,757,808
NET OTHER ASSETS (LIABILITIES) - 0.0%	(36,852)
NET ASSETS - 100.0%	396,720,956

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	47,014,642	19,107,259	18,133,275	1,898,783	(959,986)	2,149,313	49,119,998	5,385,965
Fidelity International Bond Index Fund	15,492,655	9,649,404	13,034,757	374,183	(366,556)	187,073	11,927,819	1,300,744
Fidelity Long-Term Treasury Bond Index Fund	27,307,986	9,644,032	11,827,790	1,095,289	(1,249,871)	1,734,629	25,608,986	2,756,618
VIP Contrafund Portfolio - Initial Class	20,147,098	8,807,365	10,200,906	3,095,973	500,253	375,517	19,629,327	327,756
VIP Emerging Markets Portfolio - Initial Class	36,318,807	11,206,697	27,877,780	766,559	2,580,244	7,900,100	30,128,068	1,903,226
VIP Equity-Income Portfolio - Initial Class	16,438,299	5,500,620	7,724,450	1,153,041	225,795	1,473,694	15,913,958	540,739
VIP Government Money Market Portfolio - Initial Class	-	17,440,392	14,883,858	151,290	-	-	2,556,534	2,556,534
VIP Growth & Income Portfolio - Initial Class	22,546,540	7,935,425	10,712,455	2,311,633	906,732	1,172,962	21,849,204	655,149
VIP Growth Portfolio - Initial Class	33,389,766	13,995,325	15,473,486	4,129,063	125,621	525,521	32,562,747	333,225
VIP High Income Portfolio - Initial Class	4,750,857	1,332,373	1,450,724	303,735	(35,589)	214,486	4,811,403	985,943
VIP Investment Grade Bond II Portfolio - Initial Class	79,485,409	44,224,347	29,608,960	3,857,661	(132,029)	2,562,441	96,531,208	10,193,369
VIP Mid Cap Portfolio - Initial Class	5,175,374	2,151,729	2,370,521	571,142	(15,335)	52,616	4,993,863	133,134
VIP Overseas Portfolio - Initial Class	66,017,272	26,048,205	34,167,827	6,837,304	2,001,907	4,603,527	64,503,084	2,343,862
VIP Value Portfolio - Initial Class	11,551,167	4,309,416	4,983,471	1,026,316	(2,471)	240,671	11,115,312	576,520
VIP Value Strategies Portfolio - Initial Class	5,737,612	1,999,461	2,426,060	281,366	(32,957)	228,241	5,506,297	345,656
	391,373,484	183,352,050	204,876,320	27,853,338	3,545,758	23,420,791	396,757,808

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	187,999,414	187,999,414	-	-

Domestic Equity Funds	111,570,708	111,570,708	-	-

International Equity Funds	94,631,152	94,631,152	-	-

Money Market Funds	2,556,534	2,556,534	-	-
Total Investments in Securities:	396,757,808	396,757,808	-	-
VIP Freedom 2025 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $326,972,158)	$396,757,808

Total Investment in Securities (cost $326,972,158)		$396,757,808
Receivable for investments sold		3,264,084
Receivable for fund shares sold		76,903
Total assets		400,098,795
Liabilities
Payable for investments purchased	$2,751,144
Payable for fund shares redeemed	589,842
Distribution and service plan fees payable	36,853
Total liabilities		3,377,839
Net Assets		$396,720,956
Net Assets consist of:
Paid in capital		$308,381,128
Total accumulated earnings (loss)		88,339,828
Net Assets		$396,720,956

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($98,523,132 ÷ 5,712,420 shares)		$17.25
Service Class :
Net Asset Value, offering price and redemption price per share ($203,064,787 ÷ 11,821,567 shares)		$17.18
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($95,133,037 ÷ 5,576,156 shares)		$17.06
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$10,234,074
Expenses
Distribution and service plan fees	$457,271
Independent trustees' fees and expenses	979
Total expenses before reductions	458,250
Expense reductions	(1)
Total expenses after reductions		458,249
Net Investment income (loss)		9,775,825
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	3,545,758
Capital gain distributions from underlying funds:
Affiliated issuers	17,619,264
Total net realized gain (loss)		21,165,022
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	23,420,791
Total change in net unrealized appreciation (depreciation)		23,420,791
Net gain (loss)		44,585,813
Net increase (decrease) in net assets resulting from operations		$54,361,638
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,775,825	$8,864,939
Net realized gain (loss)	21,165,022	16,981,212
Change in net unrealized appreciation (depreciation)	23,420,791	4,708,092
Net increase (decrease) in net assets resulting from operations	54,361,638	30,554,243
Distributions to shareholders	(23,359,797)	(10,214,778)

Share transactions - net increase (decrease)	(25,615,116)	(12,560,504)
Total increase (decrease) in net assets	5,386,725	7,778,961

Net Assets
Beginning of period	391,334,231	383,555,270
End of period	$396,720,956	$391,334,231

Financial Highlights
VIP Freedom 2025 Portfolio℠ Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.01	$15.17	$13.73	$17.82	$16.84
Income from Investment Operations
Net investment income (loss) A,B	.43	.38	.37	.32	.32
Net realized and unrealized gain (loss)	1.84	.90	1.49	(3.10)	1.47
Total from investment operations	2.27	1.28	1.86	(2.78)	1.79
Distributions from net investment income	(.44)	(.41)	(.42)	(.31)	(.19)
Distributions from net realized gain	(.59)	(.03)	-	(1.00)	(.62)
Total distributions	(1.03)	(.44)	(.42)	(1.31)	(.81)
Net asset value, end of period	$17.25	$16.01	$15.17	$13.73	$17.82
Total Return C,D	14.59%	8.47%	13.62%	(16.43)%	10.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	2.56%	2.39%	2.53%	2.19%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$98,523	$94,275	$92,164	$45,943	$59,715
Portfolio turnover rate H	46%	41%	34%	73%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2025 Portfolio℠ Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.95	$15.11	$13.68	$17.76	$16.79
Income from Investment Operations
Net investment income (loss) A,B	.41	.37	.35	.30	.30
Net realized and unrealized gain (loss)	1.83	.90	1.48	(3.08)	1.46
Total from investment operations	2.24	1.27	1.83	(2.78)	1.76
Distributions from net investment income	(.42)	(.39)	(.40)	(.29)	(.17)
Distributions from net realized gain	(.59)	(.03)	-	(1.00)	(.62)
Total distributions	(1.01)	(.43) C	(.40)	(1.30) C	(.79)
Net asset value, end of period	$17.18	$15.95	$15.11	$13.68	$17.76
Total Return D,E	14.47%	8.40%	13.48%	(16.51)%	10.71%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.46%	2.29%	2.43%	2.09%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$203,065	$190,259	$183,294	$174,000	$199,248
Portfolio turnover rate H	46%	41%	34%	73%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2025 Portfolio℠ Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.85	$15.01	$13.59	$17.65	$16.69
Income from Investment Operations
Net investment income (loss) A,B	.38	.34	.33	.28	.27
Net realized and unrealized gain (loss)	1.81	.90	1.47	(3.07)	1.46
Total from investment operations	2.19	1.24	1.80	(2.79)	1.73
Distributions from net investment income	(.39)	(.37)	(.38)	(.27)	(.15)
Distributions from net realized gain	(.59)	(.03)	-	(1.00)	(.62)
Total distributions	(.98)	(.40)	(.38)	(1.27)	(.77)
Net asset value, end of period	$17.06	$15.85	$15.01	$13.59	$17.65
Total Return C,D	14.23%	8.28%	13.32%	(16.64)%	10.55%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.31%	2.14%	2.28%	1.94%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$95,133	$106,799	$108,097	$103,892	$130,746
Portfolio turnover rate G	46%	41%	34%	73%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2030 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 41.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	8,548,545	77,962,733
Fidelity International Bond Index Fund (a)	2,566,568	23,535,427
Fidelity Long-Term Treasury Bond Index Fund (a)	6,934,366	64,420,263
VIP High Income Portfolio - Initial Class (a)	2,218,671	10,827,113
VIP Investment Grade Bond II Portfolio - Initial Class (a)	20,106,116	190,404,918
TOTAL BOND FUNDS (Cost $380,415,754)		367,150,454

Domestic Equity Funds - 32.0%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	838,915	50,242,619
VIP Equity-Income Portfolio - Initial Class (a)	1,384,060	40,732,886
VIP Growth & Income Portfolio - Initial Class (a)	1,676,899	55,924,595
VIP Growth Portfolio - Initial Class (a)	852,930	83,348,342
VIP Mid Cap Portfolio - Initial Class (a)	340,762	12,781,968
VIP Value Portfolio - Initial Class (a)	1,475,638	28,450,297
VIP Value Strategies Portfolio - Initial Class (a)	884,715	14,093,514
TOTAL DOMESTIC EQUITY FUNDS (Cost $180,921,106)		285,574,221

International Equity Funds - 26.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	4,734,584	74,948,457
VIP Overseas Portfolio - Initial Class (a)	5,865,177	161,409,684
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $166,519,076)		236,358,141

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $3,499,148)	3.64	3,499,148	3,499,148

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $731,355,084)	892,581,964
NET OTHER ASSETS (LIABILITIES) - 0.0%	(87,452)
NET ASSETS - 100.0%	892,494,512

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	283,927	283,927	81	-	-	-	-	0.0%
Total	-	283,927	283,927	81	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	65,375,169	31,213,150	20,033,202	2,887,396	(1,426,774)	2,914,351	77,962,733	8,548,545
Fidelity International Bond Index Fund	27,059,742	21,413,743	24,558,098	666,827	(640,783)	260,823	23,535,427	2,566,568
Fidelity Long-Term Treasury Bond Index Fund	58,066,871	22,237,684	16,978,665	2,478,498	(1,757,742)	2,852,115	64,420,263	6,934,366
VIP Contrafund Portfolio - Initial Class	45,804,499	19,586,040	16,920,801	7,767,820	75,736	1,697,145	50,242,619	838,915
VIP Emerging Markets Portfolio - Initial Class	78,968,760	22,964,998	51,166,411	1,897,645	3,493,812	20,687,298	74,948,457	4,734,584
VIP Equity-Income Portfolio - Initial Class	37,371,996	11,947,684	12,551,175	2,920,900	47,793	3,916,588	40,732,886	1,384,060
VIP Government Money Market Portfolio - Initial Class	-	34,963,035	31,463,887	300,681	-	-	3,499,148	3,499,148
VIP Growth & Income Portfolio - Initial Class	51,259,178	17,573,711	17,607,274	5,869,469	140,914	4,558,066	55,924,595	1,676,899
VIP Growth Portfolio - Initial Class	75,912,005	31,662,517	25,299,143	10,486,689	(21,169)	1,094,132	83,348,342	852,930
VIP High Income Portfolio - Initial Class	9,528,143	2,961,630	1,995,031	682,447	(40,457)	372,828	10,827,113	2,218,671
VIP Investment Grade Bond II Portfolio - Initial Class	137,593,733	87,516,618	38,733,079	7,602,021	(305,684)	4,333,330	190,404,918	20,106,116
VIP Mid Cap Portfolio - Initial Class	11,766,086	4,794,664	3,886,584	1,402,330	(26,563)	134,365	12,781,968	340,762
VIP Overseas Portfolio - Initial Class	146,843,425	55,545,414	54,247,283	16,902,520	1,641,799	11,626,329	161,409,684	5,865,177
VIP Value Portfolio - Initial Class	26,261,181	9,607,379	8,036,005	2,528,506	(22,224)	639,966	28,450,297	1,475,638
VIP Value Strategies Portfolio - Initial Class	13,044,270	4,460,679	3,947,305	696,725	(37,599)	573,469	14,093,514	884,715
	784,855,058	378,448,946	327,423,943	65,090,474	1,121,059	55,660,805	892,581,964

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	367,150,454	367,150,454	-	-

Domestic Equity Funds	285,574,221	285,574,221	-	-

International Equity Funds	236,358,141	236,358,141	-	-

Money Market Funds	3,499,148	3,499,148	-	-
Total Investments in Securities:	892,581,964	892,581,964	-	-
VIP Freedom 2030 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $731,355,084)	$892,581,964

Total Investment in Securities (cost $731,355,084)		$892,581,964
Receivable for investments sold		8,021,779
Receivable for fund shares sold		456,179
Total assets		901,059,922
Liabilities
Payable for investments purchased	$7,370,461
Payable for fund shares redeemed	1,107,498
Distribution and service plan fees payable	87,451
Total liabilities		8,565,410
Net Assets		$892,494,512
Net Assets consist of:
Paid in capital		$694,019,955
Total accumulated earnings (loss)		198,474,557
Net Assets		$892,494,512

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($204,546,084 ÷ 11,570,805 shares)		$17.68
Service Class :
Net Asset Value, offering price and redemption price per share ($445,320,136 ÷ 25,282,159 shares)		$17.61
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($242,628,292 ÷ 13,840,577 shares)		$17.53
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$21,026,863
Income from Fidelity Central Funds		81
Total income		21,026,944
Expenses
Distribution and service plan fees	$994,158
Independent trustees' fees and expenses	2,033
Total expenses before reductions	996,191
Expense reductions	(3)
Total expenses after reductions		996,188
Net Investment income (loss)		20,030,756
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,121,059
Capital gain distributions from underlying funds:
Affiliated issuers	44,063,611
Total net realized gain (loss)		45,184,670
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	55,660,805
Total change in net unrealized appreciation (depreciation)		55,660,805
Net gain (loss)		100,845,475
Net increase (decrease) in net assets resulting from operations		$120,876,231
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,030,756	$16,031,511
Net realized gain (loss)	45,184,670	38,994,860
Change in net unrealized appreciation (depreciation)	55,660,805	9,180,382
Net increase (decrease) in net assets resulting from operations	120,876,231	64,206,753
Distributions to shareholders	(54,821,477)	(18,336,552)

Share transactions - net increase (decrease)	41,664,276	35,981,736
Total increase (decrease) in net assets	107,719,030	81,851,937

Net Assets
Beginning of period	784,775,482	702,923,545
End of period	$892,494,512	$784,775,482

Financial Highlights
VIP Freedom 2030 Portfolio℠ Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.39	$15.36	$13.72	$17.93	$16.83
Income from Investment Operations
Net investment income (loss) A,B	.42	.37	.34	.29	.31
Net realized and unrealized gain (loss)	2.04	1.07	1.67	(3.16)	1.72
Total from investment operations	2.46	1.44	2.01	(2.87)	2.03
Distributions from net investment income	(.41)	(.38)	(.37)	(.29)	(.19)
Distributions from net realized gain	(.75)	(.04)	-	(1.05)	(.74)
Total distributions	(1.17) C	(.41) C	(.37)	(1.34)	(.93)
Net asset value, end of period	$17.68	$16.39	$15.36	$13.72	$17.93
Total Return D,E	15.52%	9.41%	14.70%	(16.87)%	12.37%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions, if any H	-%	-%	-%	-%	-%
Net investment income (loss)	2.49%	2.25%	2.33%	1.96%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$204,546	$189,258	$162,784	$116,986	$138,193
Portfolio turnover rate I	39%	31%	26%	76%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2030 Portfolio℠ Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.34	$15.31	$13.68	$17.88	$16.79
Income from Investment Operations
Net investment income (loss) A,B	.41	.35	.32	.27	.29
Net realized and unrealized gain (loss)	2.01	1.08	1.66	(3.14)	1.72
Total from investment operations	2.42	1.43	1.98	(2.87)	2.01
Distributions from net investment income	(.40)	(.36)	(.35)	(.28)	(.18)
Distributions from net realized gain	(.75)	(.04)	-	(1.05)	(.74)
Total distributions	(1.15)	(.40)	(.35)	(1.33)	(.92)
Net asset value, end of period	$17.61	$16.34	$15.31	$13.68	$17.88
Total Return C,D	15.33%	9.34%	14.56%	(16.94)%	12.24%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.40%	2.15%	2.23%	1.86%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$445,320	$369,233	$319,543	$271,187	$294,595
Portfolio turnover rate G	39%	31%	26%	76%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2030 Portfolio℠ Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.27	$15.25	$13.62	$17.81	$16.73
Income from Investment Operations
Net investment income (loss) A,B	.38	.33	.30	.25	.27
Net realized and unrealized gain (loss)	2.00	1.06	1.66	(3.14)	1.70
Total from investment operations	2.38	1.39	1.96	(2.89)	1.97
Distributions from net investment income	(.37)	(.33)	(.33)	(.26)	(.15)
Distributions from net realized gain	(.75)	(.04)	-	(1.05)	(.74)
Total distributions	(1.12)	(.37)	(.33)	(1.30) C	(.89)
Net asset value, end of period	$17.53	$16.27	$15.25	$13.62	$17.81
Total Return D,E	15.16%	9.14%	14.46%	(17.09)%	12.07%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.25%	2.00%	2.08%	1.71%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$242,628	$226,284	$220,596	$198,433	$243,043
Portfolio turnover rate H	39%	31%	26%	76%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2035 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 33.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,408,838	21,968,604
Fidelity International Bond Index Fund (a)	1,097,528	10,064,335
Fidelity Long-Term Treasury Bond Index Fund (a)	3,821,067	35,497,714
VIP High Income Portfolio - Initial Class (a)	1,166,042	5,690,286
VIP Investment Grade Bond II Portfolio - Initial Class (a)	8,596,617	81,409,966
TOTAL BOND FUNDS (Cost $159,048,295)		154,630,905

Domestic Equity Funds - 36.9%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	508,057	30,427,508
VIP Equity-Income Portfolio - Initial Class (a)	838,197	24,668,141
VIP Growth & Income Portfolio - Initial Class (a)	1,015,550	33,868,596
VIP Growth Portfolio - Initial Class (a)	516,549	50,477,135
VIP Mid Cap Portfolio - Initial Class (a)	206,373	7,741,048
VIP Value Portfolio - Initial Class (a)	893,667	17,229,903
VIP Value Strategies Portfolio - Initial Class (a)	535,805	8,535,367
TOTAL DOMESTIC EQUITY FUNDS (Cost $135,498,412)		172,947,698

International Equity Funds - 29.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	2,782,346	44,044,544
VIP Overseas Portfolio - Initial Class (a)	3,469,694	95,485,990
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $111,787,531)		139,530,534

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $1,840,933)	3.64	1,840,933	1,840,933

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $408,175,171)	468,950,070
NET OTHER ASSETS (LIABILITIES) - 0.0%	(52,398)
NET ASSETS - 100.0%	468,897,672

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	473,740	473,740	150	-	-	-	-	0.0%
Total	-	473,740	473,740	150	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	15,312,116	12,312,354	5,903,536	753,802	(187,821)	452,891	21,968,604	2,408,838
Fidelity International Bond Index Fund	10,954,552	10,749,350	11,472,020	253,458	(94,239)	(73,308)	10,064,335	1,097,528
Fidelity Long-Term Treasury Bond Index Fund	29,166,730	14,625,194	8,844,851	1,294,090	(190,157)	740,798	35,497,714	3,821,067
VIP Contrafund Portfolio - Initial Class	25,562,817	13,050,274	9,154,687	4,579,103	(98,083)	1,067,187	30,427,508	508,057
VIP Emerging Markets Portfolio - Initial Class	41,828,206	15,543,049	26,721,691	1,091,854	1,027,419	12,367,561	44,044,544	2,782,346
VIP Equity-Income Portfolio - Initial Class	20,857,239	8,411,297	6,863,320	1,728,886	(13,033)	2,275,958	24,668,141	838,197
VIP Government Money Market Portfolio - Initial Class	-	17,699,376	15,858,443	149,087	-	-	1,840,933	1,840,933
VIP Growth & Income Portfolio - Initial Class	28,607,468	11,988,924	9,388,714	3,474,491	20,408	2,640,510	33,868,596	1,015,550
VIP Growth Portfolio - Initial Class	42,365,299	21,161,026	13,553,085	6,208,650	(209,675)	713,570	50,477,135	516,549
VIP High Income Portfolio - Initial Class	4,528,679	1,960,049	950,470	352,289	4,877	147,151	5,690,286	1,166,042
VIP Investment Grade Bond II Portfolio - Initial Class	45,327,408	47,575,346	12,670,609	3,180,000	(5,409)	1,183,230	81,409,966	8,596,617
VIP Mid Cap Portfolio - Initial Class	6,566,603	3,240,346	2,136,505	818,638	(13,094)	83,698	7,741,048	206,373
VIP Overseas Portfolio - Initial Class	79,977,130	36,757,359	28,131,978	9,785,824	142,397	6,741,082	95,485,990	3,469,694
VIP Value Portfolio - Initial Class	14,656,408	6,719,321	4,522,165	1,471,862	(21,087)	397,426	17,229,903	893,667
VIP Value Strategies Portfolio - Initial Class	7,280,062	3,155,141	2,227,829	406,675	(43,764)	371,757	8,535,367	535,805
	372,990,717	224,948,406	158,399,903	35,548,709	318,739	29,109,511	468,950,070

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	154,630,905	154,630,905	-	-

Domestic Equity Funds	172,947,698	172,947,698	-	-

International Equity Funds	139,530,534	139,530,534	-	-

Money Market Funds	1,840,933	1,840,933	-	-
Total Investments in Securities:	468,950,070	468,950,070	-	-
VIP Freedom 2035 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $408,175,171)	$468,950,070

Total Investment in Securities (cost $408,175,171)		$468,950,070
Receivable for investments sold		3,949,438
Receivable for fund shares sold		277,597
Total assets		473,177,105
Liabilities
Payable for investments purchased	$3,952,790
Payable for fund shares redeemed	274,243
Distribution and service plan fees payable	52,400
Total liabilities		4,279,433
Net Assets		$468,897,672
Net Assets consist of:
Paid in capital		$386,812,021
Total accumulated earnings (loss)		82,085,651
Net Assets		$468,897,672

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($70,205,738 ÷ 2,327,541 shares)		$30.16
Service Class :
Net Asset Value, offering price and redemption price per share ($240,294,557 ÷ 7,998,217 shares)		$30.04
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($158,397,377 ÷ 5,312,748 shares)		$29.81
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$9,729,697
Income from Fidelity Central Funds		150
Total income		9,729,847
Expenses
Distribution and service plan fees	$577,815
Independent trustees' fees and expenses	996
Total expenses before reductions	578,811
Expense reductions	(2)
Total expenses after reductions		578,809
Net Investment income (loss)		9,151,038
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	318,739
Capital gain distributions from underlying funds:
Affiliated issuers	25,819,012
Total net realized gain (loss)		26,137,751
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	29,109,511
Total change in net unrealized appreciation (depreciation)		29,109,511
Net gain (loss)		55,247,262
Net increase (decrease) in net assets resulting from operations		$64,398,300
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,151,038	$6,365,395
Net realized gain (loss)	26,137,751	21,360,522
Change in net unrealized appreciation (depreciation)	29,109,511	4,773,572
Net increase (decrease) in net assets resulting from operations	64,398,300	32,499,489
Distributions to shareholders	(29,855,421)	(11,041,046)

Share transactions - net increase (decrease)	61,409,097	48,454,817
Total increase (decrease) in net assets	95,951,976	69,913,260

Net Assets
Beginning of period	372,945,696	303,032,436
End of period	$468,897,672	$372,945,696

Financial Highlights
VIP Freedom 2035 Portfolio℠ Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.90	$25.99	$22.71	$30.05	$27.34
Income from Investment Operations
Net investment income (loss) A,B	.67	.56	.51	.40	.45
Net realized and unrealized gain (loss)	3.80	2.28	3.30	(5.43)	3.69
Total from investment operations	4.47	2.84	3.81	(5.03)	4.14
Distributions from net investment income	(.63)	(.53)	(.48)	(.42)	(.30)
Distributions from net realized gain	(1.58)	(.40)	(.05)	(1.89)	(1.13)
Total distributions	(2.21)	(.93)	(.53)	(2.31)	(1.43)
Net asset value, end of period	$30.16	$27.90	$25.99	$22.71	$30.05
Total Return C,D	16.69%	11.03%	16.85%	(17.69)%	15.46%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	2.33%	2.02%	2.10%	1.68%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$70,206	$51,996	$39,129	$18,619	$17,426
Portfolio turnover rate H	38%	34%	26%	49%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2035 Portfolio℠ Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.80	$25.90	$22.64	$29.96	$27.27
Income from Investment Operations
Net investment income (loss) A,B	.64	.53	.49	.38	.42
Net realized and unrealized gain (loss)	3.79	2.27	3.28	(5.42)	3.67
Total from investment operations	4.43	2.80	3.77	(5.04)	4.09
Distributions from net investment income	(.60)	(.50)	(.46)	(.40)	(.27)
Distributions from net realized gain	(1.58)	(.40)	(.05)	(1.89)	(1.13)
Total distributions	(2.19) C	(.90)	(.51)	(2.28) C	(1.40)
Net asset value, end of period	$30.04	$27.80	$25.90	$22.64	$29.96
Total Return D,E	16.58%	10.93%	16.71%	(17.75)%	15.32%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.23%	1.92%	2.00%	1.58%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$240,295	$180,271	$141,514	$98,376	$82,275
Portfolio turnover rate H	38%	34%	26%	49%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2035 Portfolio℠ Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.60	$25.72	$22.49	$29.78	$27.11
Income from Investment Operations
Net investment income (loss) A,B	.59	.49	.45	.34	.37
Net realized and unrealized gain (loss)	3.76	2.25	3.25	(5.38)	3.66
Total from investment operations	4.35	2.74	3.70	(5.04)	4.03
Distributions from net investment income	(.56)	(.46)	(.42)	(.36)	(.23)
Distributions from net realized gain	(1.58)	(.40)	(.05)	(1.89)	(1.13)
Total distributions	(2.14)	(.86)	(.47)	(2.25)	(1.36)
Net asset value, end of period	$29.81	$27.60	$25.72	$22.49	$29.78
Total Return C,D	16.42%	10.77%	16.53%	(17.89)%	15.18%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.08%	1.77%	1.85%	1.43%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$158,397	$140,678	$122,389	$98,634	$113,228
Portfolio turnover rate G	38%	34%	26%	49%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2040 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 18.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	852,419	7,774,063
Fidelity International Bond Index Fund (a)	940,022	8,619,999
Fidelity Long-Term Treasury Bond Index Fund (a)	3,864,418	35,900,441
VIP High Income Portfolio - Initial Class (a)	1,107,498	5,404,589
VIP Investment Grade Bond II Portfolio - Initial Class (a)	2,357,169	22,322,387
TOTAL BOND FUNDS (Cost $83,797,049)		80,021,479

Domestic Equity Funds - 45.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	599,287	35,891,287
VIP Equity-Income Portfolio - Initial Class (a)	988,706	29,097,607
VIP Growth & Income Portfolio - Initial Class (a)	1,197,909	39,950,258
VIP Growth Portfolio - Initial Class (a)	609,296	59,540,379
VIP Mid Cap Portfolio - Initial Class (a)	243,437	9,131,327
VIP Value Portfolio - Initial Class (a)	1,054,157	20,324,144
VIP Value Strategies Portfolio - Initial Class (a)	632,031	10,068,257
TOTAL DOMESTIC EQUITY FUNDS (Cost $158,888,787)		204,003,259

International Equity Funds - 35.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	3,158,901	50,005,409
VIP Overseas Portfolio - Initial Class (a)	3,975,968	109,418,637
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $127,895,616)		159,424,046

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $1,706,843)	3.64	1,706,843	1,706,843

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $372,288,295)	445,155,627
NET OTHER ASSETS (LIABILITIES) - 0.0%	(35,958)
NET ASSETS - 100.0%	445,119,669

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	324,801	324,801	94	-	-	-	-	0.0%
Total	-	324,801	324,801	94	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	5,011,433	3,941,407	1,279,824	264,407	6,932	100,088	7,774,063	852,419
Fidelity International Bond Index Fund	7,963,874	9,580,685	8,788,481	203,877	58,949	(195,028)	8,619,999	940,022
Fidelity Long-Term Treasury Bond Index Fund	27,790,061	15,527,572	7,966,002	1,293,247	(273,522)	822,332	35,900,441	3,864,418
VIP Contrafund Portfolio - Initial Class	29,328,261	14,147,180	8,767,411	5,376,393	10,853	1,172,404	35,891,287	599,287
VIP Emerging Markets Portfolio - Initial Class	45,313,121	15,961,542	26,371,998	1,224,923	1,221,249	13,881,495	50,005,409	3,158,901
VIP Equity-Income Portfolio - Initial Class	23,930,024	9,228,650	6,733,592	2,029,373	19,603	2,652,922	29,097,607	988,706
VIP Government Money Market Portfolio - Initial Class	-	16,933,071	15,226,228	143,321	-	-	1,706,843	1,706,843
VIP Growth & Income Portfolio - Initial Class	32,821,997	12,760,741	8,782,647	4,079,887	64,759	3,085,408	39,950,258	1,197,909
VIP Growth Portfolio - Initial Class	48,605,670	23,744,695	13,520,550	7,290,815	(2,431)	712,995	59,540,379	609,296
VIP High Income Portfolio - Initial Class	4,249,628	1,880,283	873,538	333,828	3,082	145,134	5,404,589	1,107,498
VIP Investment Grade Bond II Portfolio - Initial Class	2,871,539	25,423,652	5,874,636	805,485	(3,409)	(94,759)	22,322,387	2,357,169
VIP Mid Cap Portfolio - Initial Class	7,534,013	3,568,962	2,056,597	960,591	(40,214)	125,163	9,131,327	243,437
VIP Overseas Portfolio - Initial Class	89,364,488	39,404,808	26,938,773	11,162,273	202,740	7,385,374	109,418,637	3,975,968
VIP Value Portfolio - Initial Class	16,815,680	7,704,917	4,645,389	1,731,693	(34,158)	483,094	20,324,144	1,054,157
VIP Value Strategies Portfolio - Initial Class	8,352,561	3,514,065	2,189,586	478,211	(43,543)	434,760	10,068,257	632,031
	349,952,350	203,322,230	140,015,252	37,378,324	1,190,890	30,711,382	445,155,627

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	80,021,479	80,021,479	-	-

Domestic Equity Funds	204,003,259	204,003,259	-	-

International Equity Funds	159,424,046	159,424,046	-	-

Money Market Funds	1,706,843	1,706,843	-	-
Total Investments in Securities:	445,155,627	445,155,627	-	-
VIP Freedom 2040 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $372,288,295)	$445,155,627

Total Investment in Securities (cost $372,288,295)		$445,155,627
Receivable for investments sold		3,514,636
Receivable for fund shares sold		337,362
Total assets		449,007,625
Liabilities
Payable for investments purchased	$3,427,335
Payable for fund shares redeemed	424,663
Distribution and service plan fees payable	35,958
Total liabilities		3,887,956
Net Assets		$445,119,669
Net Assets consist of:
Paid in capital		$346,574,812
Total accumulated earnings (loss)		98,544,857
Net Assets		$445,119,669

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($102,751,979 ÷ 3,450,555 shares)		$29.78
Service Class :
Net Asset Value, offering price and redemption price per share ($279,605,557 ÷ 9,420,978 shares)		$29.68
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($62,762,133 ÷ 2,127,946 shares)		$29.49
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$7,351,451
Income from Fidelity Central Funds		94
Total income		7,351,545
Expenses
Distribution and service plan fees	$394,037
Independent trustees' fees and expenses	955
Total expenses before reductions	394,992
Expense reductions	(5)
Total expenses after reductions		394,987
Net Investment income (loss)		6,956,558
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,190,890
Capital gain distributions from underlying funds:
Affiliated issuers	30,026,873
Total net realized gain (loss)		31,217,763
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	30,711,382
Total change in net unrealized appreciation (depreciation)		30,711,382
Net gain (loss)		61,929,145
Net increase (decrease) in net assets resulting from operations		$68,885,703
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,956,558	$4,623,544
Net realized gain (loss)	31,217,763	25,179,823
Change in net unrealized appreciation (depreciation)	30,711,382	6,935,278
Net increase (decrease) in net assets resulting from operations	68,885,703	36,738,645
Distributions to shareholders	(31,525,492)	(9,691,579)

Share transactions - net increase (decrease)	57,836,707	41,947,663
Total increase (decrease) in net assets	95,196,918	68,994,729

Net Assets
Beginning of period	349,922,751	280,928,022
End of period	$445,119,669	$349,922,751

Financial Highlights
VIP Freedom 2040 Portfolio℠ Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.30	$24.91	$21.58	$29.04	$25.96
Income from Investment Operations
Net investment income (loss) A,B	.52	.41	.38	.34	.41
Net realized and unrealized gain (loss)	4.37	2.82	3.65	(5.31)	4.11
Total from investment operations	4.89	3.23	4.03	(4.97)	4.52
Distributions from net investment income	(.50)	(.39)	(.37)	(.39)	(.26)
Distributions from net realized gain	(1.91)	(.44)	(.32)	(2.10)	(1.18)
Total distributions	(2.41)	(.84) C	(.70) C	(2.49)	(1.44)
Net asset value, end of period	$29.78	$27.30	$24.91	$21.58	$29.04
Total Return D,E	18.79%	13.10%	18.87%	(18.22)%	17.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions, if any H	-%	-%	-%	-%	-%
Net investment income (loss)	1.83%	1.52%	1.64%	1.49%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$102,752	$86,501	$66,167	$41,856	$45,822
Portfolio turnover rate I	35%	34%	28%	39%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2040 Portfolio℠ Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.22	$24.85	$21.52	$28.97	$25.91
Income from Investment Operations
Net investment income (loss) A,B	.49	.38	.36	.32	.38
Net realized and unrealized gain (loss)	4.35	2.80	3.64	(5.30)	4.10
Total from investment operations	4.84	3.18	4.00	(4.98)	4.48
Distributions from net investment income	(.47)	(.37)	(.35)	(.37)	(.24)
Distributions from net realized gain	(1.91)	(.44)	(.32)	(2.10)	(1.18)
Total distributions	(2.38)	(.81)	(.67)	(2.47)	(1.42)
Net asset value, end of period	$29.68	$27.22	$24.85	$21.52	$28.97
Total Return C,D	18.66%	12.94%	18.82%	(18.30)%	17.68%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.73%	1.42%	1.54%	1.39%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$279,606	$208,187	$169,888	$124,508	$119,062
Portfolio turnover rate G	35%	34%	28%	39%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2040 Portfolio℠ Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.07	$24.71	$21.41	$28.83	$25.80
Income from Investment Operations
Net investment income (loss) A,B	.44	.34	.32	.28	.33
Net realized and unrealized gain (loss)	4.32	2.79	3.62	(5.26)	4.08
Total from investment operations	4.76	3.13	3.94	(4.98)	4.41
Distributions from net investment income	(.43)	(.33)	(.32)	(.33)	(.20)
Distributions from net realized gain	(1.91)	(.44)	(.32)	(2.10)	(1.18)
Total distributions	(2.34)	(.77)	(.64)	(2.44) C	(1.38)
Net asset value, end of period	$29.49	$27.07	$24.71	$21.41	$28.83
Total Return D,E	18.44%	12.81%	18.61%	(18.41)%	17.50%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.58%	1.27%	1.39%	1.24%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$62,762	$55,235	$44,872	$35,481	$41,525
Portfolio turnover rate H	35%	34%	28%	39%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2045 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 8.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	203,426	1,855,244
Fidelity International Bond Index Fund (a)	22,508	206,400
Fidelity Long-Term Treasury Bond Index Fund (a)	1,868,500	17,358,369
VIP Investment Grade Bond II Portfolio - Initial Class (a)	212,078	2,008,380
TOTAL BOND FUNDS (Cost $22,428,966)		21,428,393

Domestic Equity Funds - 51.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	389,541	23,329,593
VIP Equity-Income Portfolio - Initial Class (a)	642,660	18,913,485
VIP Growth & Income Portfolio - Initial Class (a)	778,647	25,967,894
VIP Growth Portfolio - Initial Class (a)	396,043	38,701,299
VIP Mid Cap Portfolio - Initial Class (a)	158,243	5,935,680
VIP Value Portfolio - Initial Class (a)	685,218	13,210,999
VIP Value Strategies Portfolio - Initial Class (a)	410,838	6,544,648
TOTAL DOMESTIC EQUITY FUNDS (Cost $108,554,665)		132,603,598

International Equity Funds - 39.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	2,015,253	31,901,461
VIP Overseas Portfolio - Initial Class (a)	2,534,918	69,760,952
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $83,539,670)		101,662,413

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $932,136)	3.64	932,136	932,136

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $215,455,437)	256,626,540
NET OTHER ASSETS (LIABILITIES) - 0.0%	(35,599)
NET ASSETS - 100.0%	256,590,941

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	849,485	849,485	302	-	-	-	-	0.0%
Total	-	849,485	849,485	302	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	1,900,133	13,115	32,545	(202)	(31,572)	1,855,244	203,426
Fidelity International Bond Index Fund	1,938,409	827,532	2,570,587	573	(19,367)	30,413	206,400	22,508
Fidelity Long-Term Treasury Bond Index Fund	12,778,766	8,791,619	4,394,562	554,486	(348,129)	530,675	17,358,369	1,868,500
VIP Contrafund Portfolio - Initial Class	17,443,253	10,005,292	4,827,199	3,384,580	(56,566)	764,813	23,329,593	389,541
VIP Emerging Markets Portfolio - Initial Class	25,287,739	12,208,882	14,528,450	759,728	336,099	8,597,191	31,901,461	2,015,253
VIP Equity-Income Portfolio - Initial Class	14,232,197	6,954,701	3,892,582	1,286,107	(16,073)	1,635,242	18,913,485	642,660
VIP Government Money Market Portfolio - Initial Class	-	9,511,896	8,579,760	79,133	-	-	932,136	932,136
VIP Growth & Income Portfolio - Initial Class	19,520,824	9,175,166	4,627,112	2,588,012	(19,704)	1,918,720	25,967,894	778,647
VIP Growth Portfolio - Initial Class	28,908,730	17,113,761	7,707,282	4,625,907	(63,488)	449,578	38,701,299	396,043
VIP Investment Grade Bond II Portfolio - Initial Class	-	4,160,314	2,067,280	89,823	(14,353)	(70,301)	2,008,380	212,078
VIP Mid Cap Portfolio - Initial Class	4,480,819	2,486,962	1,103,012	595,122	(18,345)	89,256	5,935,680	158,243
VIP Overseas Portfolio - Initial Class	53,765,396	27,362,976	15,567,384	7,032,480	(113,069)	4,313,033	69,760,952	2,534,918
VIP Value Portfolio - Initial Class	10,000,865	5,589,534	2,679,129	1,079,518	(20,469)	320,198	13,210,999	685,218
VIP Value Strategies Portfolio - Initial Class	4,967,506	2,536,230	1,222,134	299,511	(18,318)	281,364	6,544,648	410,838
	193,324,504	118,624,998	73,779,588	22,407,525	(371,984)	18,828,610	256,626,540

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	21,428,393	21,428,393	-	-

Domestic Equity Funds	132,603,598	132,603,598	-	-

International Equity Funds	101,662,413	101,662,413	-	-

Money Market Funds	932,136	932,136	-	-
Total Investments in Securities:	256,626,540	256,626,540	-	-
VIP Freedom 2045 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $215,455,437)	$256,626,540

Total Investment in Securities (cost $215,455,437)		$256,626,540
Cash		2
Receivable for investments sold		1,602,252
Receivable for fund shares sold		640,762
Total assets		258,869,556
Liabilities
Payable for investments purchased	$1,900,357
Payable for fund shares redeemed	342,650
Distribution and service plan fees payable	35,608
Total liabilities		2,278,615
Net Assets		$256,590,941
Net Assets consist of:
Paid in capital		$199,909,984
Total accumulated earnings (loss)		56,680,957
Net Assets		$256,590,941

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($31,023,554 ÷ 1,011,339 shares)		$30.68
Service Class :
Net Asset Value, offering price and redemption price per share ($88,770,474 ÷ 2,905,194 shares)		$30.56
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($136,796,913 ÷ 4,507,435 shares)		$30.35
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$3,478,173
Income from Fidelity Central Funds		302
Total income		3,478,475
Expenses
Distribution and service plan fees	$385,375
Independent trustees' fees and expenses	530
Total expenses before reductions	385,905
Expense reductions	(2)
Total expenses after reductions		385,903
Net Investment income (loss)		3,092,572
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(371,984)
Capital gain distributions from underlying funds:
Affiliated issuers	18,929,352
Total net realized gain (loss)		18,557,368
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	18,828,610
Total change in net unrealized appreciation (depreciation)		18,828,610
Net gain (loss)		37,385,978
Net increase (decrease) in net assets resulting from operations		$40,478,550
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,092,572	$2,102,383
Net realized gain (loss)	18,557,368	14,338,291
Change in net unrealized appreciation (depreciation)	18,828,610	4,743,448
Net increase (decrease) in net assets resulting from operations	40,478,550	21,184,122
Distributions to shareholders	(16,611,985)	(5,192,516)

Share transactions - net increase (decrease)	39,429,174	23,590,217
Total increase (decrease) in net assets	63,295,739	39,581,823

Net Assets
Beginning of period	193,295,202	153,713,379
End of period	$256,590,941	$193,295,202

Financial Highlights
VIP Freedom 2045 Portfolio℠ Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.81	$25.21	$21.76	$29.30	$26.09
Income from Investment Operations
Net investment income (loss) A,B	.45	.37	.37	.34	.40
Net realized and unrealized gain (loss)	4.81	3.08	3.80	(5.35)	4.16
Total from investment operations	5.26	3.45	4.17	(5.01)	4.56
Distributions from net investment income	(.43)	(.36)	(.35)	(.38)	(.27)
Distributions from net realized gain	(1.96)	(.48)	(.37)	(2.15)	(1.08)
Total distributions	(2.39)	(.85) C	(.72)	(2.53)	(1.35)
Net asset value, end of period	$30.68	$27.81	$25.21	$21.76	$29.30
Total Return D,E	19.83%	13.84%	19.41%	(18.21)%	17.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions, if any H	-%	-%	-%	-%	-%
Net investment income (loss)	1.55%	1.36%	1.59%	1.50%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$31,024	$23,336	$17,029	$7,366	$6,866
Portfolio turnover rate I	33%	31%	24%	39%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2045 Portfolio℠ Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.71	$25.13	$21.69	$29.22	$26.03
Income from Investment Operations
Net investment income (loss) A,B	.42	.35	.35	.32	.37
Net realized and unrealized gain (loss)	4.79	3.05	3.79	(5.34)	4.14
Total from investment operations	5.21	3.40	4.14	(5.02)	4.51
Distributions from net investment income	(.40)	(.34)	(.33)	(.36)	(.24)
Distributions from net realized gain	(1.96)	(.48)	(.37)	(2.15)	(1.08)
Total distributions	(2.36)	(.82)	(.70)	(2.51)	(1.32)
Net asset value, end of period	$30.56	$27.71	$25.13	$21.69	$29.22
Total Return C,D	19.73%	13.70%	19.33%	(18.30)%	17.69%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.45%	1.26%	1.49%	1.40%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$88,770	$53,830	$41,877	$23,628	$22,218
Portfolio turnover rate G	33%	31%	24%	39%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2045 Portfolio℠ Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.54	$24.98	$21.57	$29.07	$25.90
Income from Investment Operations
Net investment income (loss) A,B	.37	.30	.31	.28	.33
Net realized and unrealized gain (loss)	4.75	3.04	3.76	(5.30)	4.12
Total from investment operations	5.12	3.34	4.07	(5.02)	4.45
Distributions from net investment income	(.35)	(.30)	(.30)	(.33)	(.20)
Distributions from net realized gain	(1.96)	(.48)	(.37)	(2.15)	(1.08)
Total distributions	(2.31)	(.78)	(.66) C	(2.48)	(1.28)
Net asset value, end of period	$30.35	$27.54	$24.98	$21.57	$29.07
Total Return D,E	19.53%	13.54%	19.13%	(18.42)%	17.53%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.30%	1.11%	1.34%	1.25%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$136,797	$116,129	$94,807	$73,408	$78,396
Portfolio turnover rate H	33%	31%	24%	39%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2050 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 7.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	145,787	1,329,574
Fidelity International Bond Index Fund (a)	6,900	63,271
Fidelity Long-Term Treasury Bond Index Fund (a)	1,543,957	14,343,363
TOTAL BOND FUNDS (Cost $16,535,028)		15,736,208

Domestic Equity Funds - 52.2%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	322,312	19,303,249
VIP Equity-Income Portfolio - Initial Class (a)	531,746	15,649,288
VIP Growth & Income Portfolio - Initial Class (a)	644,262	21,486,137
VIP Growth Portfolio - Initial Class (a)	327,691	32,021,999
VIP Mid Cap Portfolio - Initial Class (a)	130,932	4,911,274
VIP Value Portfolio - Initial Class (a)	566,947	10,930,730
VIP Value Strategies Portfolio - Initial Class (a)	339,932	5,415,117
TOTAL DOMESTIC EQUITY FUNDS (Cost $88,906,455)		109,717,794

International Equity Funds - 40.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	1,663,867	26,339,015
VIP Overseas Portfolio - Initial Class (a)	2,094,528	57,641,397
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $68,622,258)		83,980,412

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $742,517)	3.64	742,517	742,517

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $174,806,258)	210,176,931
NET OTHER ASSETS (LIABILITIES) - 0.0%	(25,633)
NET ASSETS - 100.0%	210,151,298

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	338,378	338,378	120	-	-	-	-	0.0%
Total	-	338,378	338,378	120	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	1,359,771	7,879	22,966	(101)	(22,217)	1,329,574	145,787
Fidelity International Bond Index Fund	1,688,328	382,625	2,018,658	189	(15,425)	26,401	63,271	6,900
Fidelity Long-Term Treasury Bond Index Fund	11,130,165	6,933,852	3,886,584	464,155	(227,012)	392,942	14,343,363	1,543,957
VIP Contrafund Portfolio - Initial Class	15,192,965	7,942,923	4,351,101	2,827,926	(48,037)	566,499	19,303,249	322,312
VIP Emerging Markets Portfolio - Initial Class	22,025,297	9,266,796	12,430,095	629,131	216,545	7,260,472	26,339,015	1,663,867
VIP Equity-Income Portfolio - Initial Class	12,396,049	5,426,130	3,516,146	1,070,430	(3,642)	1,346,897	15,649,288	531,746
VIP Government Money Market Portfolio - Initial Class	-	7,889,439	7,146,922	64,594	-	-	742,517	742,517
VIP Growth & Income Portfolio - Initial Class	17,002,407	7,153,297	4,218,235	2,152,594	(15,686)	1,564,354	21,486,137	644,262
VIP Growth Portfolio - Initial Class	25,179,315	13,593,026	6,942,478	3,847,620	(65,994)	258,130	32,021,999	327,691
VIP Investment Grade Bond II Portfolio - Initial Class	-	2,771,128	2,751,061	25,424	(20,067)	-	-	-
VIP Mid Cap Portfolio - Initial Class	3,902,729	1,928,959	953,983	501,602	(4,396)	37,965	4,911,274	130,932
VIP Overseas Portfolio - Initial Class	46,829,077	21,185,425	14,009,373	5,851,000	(20,768)	3,657,036	57,641,397	2,094,528
VIP Value Portfolio - Initial Class	8,710,588	4,363,708	2,354,945	909,868	(12,112)	223,491	10,930,730	566,947
VIP Value Strategies Portfolio - Initial Class	4,326,612	1,966,067	1,069,878	251,839	(9,656)	201,972	5,415,117	339,932
	168,383,532	92,163,146	65,657,338	18,619,338	(226,351)	15,513,942	210,176,931

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	15,736,208	15,736,208	-	-

Domestic Equity Funds	109,717,794	109,717,794	-	-

International Equity Funds	83,980,412	83,980,412	-	-

Money Market Funds	742,517	742,517	-	-
Total Investments in Securities:	210,176,931	210,176,931	-	-
VIP Freedom 2050 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $174,806,258)	$210,176,931

Total Investment in Securities (cost $174,806,258)		$210,176,931
Receivable for investments sold		1,532,021
Receivable for fund shares sold		92,955
Total assets		211,801,907
Liabilities
Payable to custodian bank	$4
Payable for investments purchased	1,568,052
Payable for fund shares redeemed	56,921
Distribution and service plan fees payable	25,632
Total liabilities		1,650,609
Net Assets		$210,151,298
Net Assets consist of:
Paid in capital		$162,390,895
Total accumulated earnings (loss)		47,760,403
Net Assets		$210,151,298

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($43,460,910 ÷ 1,569,968 shares)		$27.68
Service Class :
Net Asset Value, offering price and redemption price per share ($70,677,520 ÷ 2,563,485 shares)		$27.57
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($96,012,868 ÷ 3,502,598 shares)		$27.41
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$2,834,668
Income from Fidelity Central Funds		120
Total income		2,834,788
Expenses
Distribution and service plan fees	$278,170
Independent trustees' fees and expenses	447
Total expenses before reductions	278,617
Expense reductions	(6)
Total expenses after reductions		278,611
Net Investment income (loss)		2,556,177
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(226,351)
Capital gain distributions from underlying funds:
Affiliated issuers	15,784,670
Total net realized gain (loss)		15,558,319
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	15,513,942
Total change in net unrealized appreciation (depreciation)		15,513,942
Net gain (loss)		31,072,261
Net increase (decrease) in net assets resulting from operations		$33,628,438
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,556,177	$1,879,926
Net realized gain (loss)	15,558,319	12,165,221
Change in net unrealized appreciation (depreciation)	15,513,942	4,773,618
Net increase (decrease) in net assets resulting from operations	33,628,438	18,818,765
Distributions to shareholders	(14,232,692)	(4,759,754)

Share transactions - net increase (decrease)	22,393,381	17,996,348
Total increase (decrease) in net assets	41,789,127	32,055,359

Net Assets
Beginning of period	168,362,171	136,306,812
End of period	$210,151,298	$168,362,171

Financial Highlights
VIP Freedom 2050 Portfolio℠ Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.09	$22.77	$19.64	$26.36	$23.45
Income from Investment Operations
Net investment income (loss) A,B	.39	.33	.33	.31	.38
Net realized and unrealized gain (loss)	4.34	2.78	3.44	(4.83)	3.72
Total from investment operations	4.73	3.11	3.77	(4.52)	4.10
Distributions from net investment income	(.38)	(.33)	(.32)	(.35)	(.24)
Distributions from net realized gain	(1.76)	(.46)	(.32)	(1.85)	(.95)
Total distributions	(2.14)	(.79)	(.64)	(2.20)	(1.19)
Net asset value, end of period	$27.68	$25.09	$22.77	$19.64	$26.36
Total Return C,D	19.79%	13.83%	19.45%	(18.22)%	17.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	1.51%	1.34%	1.57%	1.50%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$43,461	$33,293	$27,394	$17,775	$19,102
Portfolio turnover rate H	35%	34%	24%	38%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2050 Portfolio℠ Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.00	$22.69	$19.58	$26.29	$23.39
Income from Investment Operations
Net investment income (loss) A,B	.37	.31	.31	.29	.35
Net realized and unrealized gain (loss)	4.32	2.77	3.42	(4.82)	3.72
Total from investment operations	4.69	3.08	3.73	(4.53)	4.07
Distributions from net investment income	(.36)	(.31)	(.30)	(.33)	(.22)
Distributions from net realized gain	(1.76)	(.46)	(.32)	(1.85)	(.95)
Total distributions	(2.12)	(.77)	(.62)	(2.18)	(1.17)
Net asset value, end of period	$27.57	$25.00	$22.69	$19.58	$26.29
Total Return C,D	19.68%	13.74%	19.30%	(18.31)%	17.73%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.41%	1.24%	1.47%	1.40%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$70,678	$57,267	$44,557	$31,042	$30,244
Portfolio turnover rate G	35%	34%	24%	38%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2050 Portfolio℠ Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.87	$22.58	$19.48	$26.18	$23.31
Income from Investment Operations
Net investment income (loss) A,B	.32	.27	.28	.26	.31
Net realized and unrealized gain (loss)	4.30	2.75	3.41	(4.81)	3.69
Total from investment operations	4.62	3.02	3.69	(4.55)	4.00
Distributions from net investment income	(.32)	(.27)	(.27)	(.30)	(.18)
Distributions from net realized gain	(1.76)	(.46)	(.32)	(1.85)	(.95)
Total distributions	(2.08)	(.73)	(.59)	(2.15)	(1.13)
Net asset value, end of period	$27.41	$24.87	$22.58	$19.48	$26.18
Total Return C,D	19.50%	13.55%	19.19%	(18.47)%	17.51%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.26%	1.09%	1.32%	1.25%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$96,013	$77,802	$64,355	$46,602	$47,661
Portfolio turnover rate G	35%	34%	24%	38%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2055 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,388	21,777
Fidelity Long-Term Treasury Bond Index Fund (a)	255,424	2,372,885
VIP Investment Grade Bond II Portfolio - Initial Class (a)	1,133	10,729
TOTAL BOND FUNDS (Cost $2,450,400)		2,405,391

Domestic Equity Funds - 52.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	55,951	3,350,913
VIP Equity-Income Portfolio - Initial Class (a)	92,306	2,716,563
VIP Growth & Income Portfolio - Initial Class (a)	111,839	3,729,817
VIP Growth Portfolio - Initial Class (a)	56,884	5,558,731
VIP Mid Cap Portfolio - Initial Class (a)	22,728	852,545
VIP Value Portfolio - Initial Class (a)	98,419	1,897,526
VIP Value Strategies Portfolio - Initial Class (a)	59,009	940,019
TOTAL DOMESTIC EQUITY FUNDS (Cost $17,268,074)		19,046,114

International Equity Funds - 40.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	289,184	4,577,777
VIP Overseas Portfolio - Initial Class (a)	363,708	10,009,241
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,890,622)		14,587,018

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $113,176)	3.64	113,176	113,176

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $32,722,272)	36,151,699
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,271)
NET ASSETS - 100.0%	36,147,428

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	22,658	493	487	(1)	(387)	21,777	2,388
Fidelity International Bond Index Fund	216,040	39,593	257,177	-	(1,842)	3,386	-	-
Fidelity Long-Term Treasury Bond Index Fund	1,424,250	1,578,010	659,416	69,891	(27,495)	57,536	2,372,885	255,424
VIP Contrafund Portfolio - Initial Class	1,944,113	1,888,186	560,053	455,519	(2,554)	81,221	3,350,913	55,951
VIP Emerging Markets Portfolio - Initial Class	2,818,382	2,336,581	1,726,727	104,538	38,063	1,111,478	4,577,777	289,184
VIP Equity-Income Portfolio - Initial Class	1,586,224	1,418,573	491,302	175,195	(2,420)	205,488	2,716,563	92,306
VIP Government Money Market Portfolio - Initial Class	-	1,266,649	1,153,473	9,876	-	-	113,176	113,176
VIP Growth & Income Portfolio - Initial Class	2,175,652	1,893,953	570,896	353,267	(2,943)	234,051	3,729,817	111,839
VIP Growth Portfolio - Initial Class	3,221,982	3,206,691	899,717	631,584	(12,261)	42,036	5,558,731	56,884
VIP Investment Grade Bond II Portfolio - Initial Class	-	420,372	407,869	2,572	(1,812)	38	10,729	1,133
VIP Mid Cap Portfolio - Initial Class	499,397	468,628	127,689	77,818	(1,281)	13,490	852,545	22,728
VIP Overseas Portfolio - Initial Class	5,992,309	5,580,461	1,969,174	956,126	(7,353)	412,998	10,009,241	363,708
VIP Value Portfolio - Initial Class	1,114,600	1,068,915	331,947	141,151	(3,301)	49,259	1,897,526	98,419
VIP Value Strategies Portfolio - Initial Class	553,618	499,465	154,182	39,464	(2,077)	43,195	940,019	59,009
	21,546,567	21,688,735	9,310,115	3,017,488	(27,277)	2,253,789	36,151,699

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,405,391	2,405,391	-	-

Domestic Equity Funds	19,046,114	19,046,114	-	-

International Equity Funds	14,587,018	14,587,018	-	-

Money Market Funds	113,176	113,176	-	-
Total Investments in Securities:	36,151,699	36,151,699	-	-
VIP Freedom 2055 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $32,722,272)	$36,151,699

Total Investment in Securities (cost $32,722,272)		$36,151,699
Receivable for investments sold		297,689
Receivable for fund shares sold		26,873
Total assets		36,476,261
Liabilities
Payable for investments purchased	$317,259
Payable for fund shares redeemed	7,302
Distribution and service plan fees payable	4,272
Total liabilities		328,833
Net Assets		$36,147,428
Net Assets consist of:
Paid in capital		$30,518,310
Total accumulated earnings (loss)		5,629,118
Net Assets		$36,147,428

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($6,204,628 ÷ 398,418 shares)		$15.57
Service Class :
Net Asset Value, offering price and redemption price per share ($14,944,701 ÷ 961,176 shares)		$15.55
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($14,998,099 ÷ 967,669 shares)		$15.50
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$456,694
Expenses
Distribution and service plan fees	$42,497
Independent trustees' fees and expenses	66
Total expenses before reductions	42,563
Expense reductions	(3)
Total expenses after reductions		42,560
Net Investment income (loss)		414,134
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(27,277)
Capital gain distributions from underlying funds:
Affiliated issuers	2,560,794
Total net realized gain (loss)		2,533,517
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,253,789
Total change in net unrealized appreciation (depreciation)		2,253,789
Net gain (loss)		4,787,306
Net increase (decrease) in net assets resulting from operations		$5,201,440
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$414,134	$238,076
Net realized gain (loss)	2,533,517	1,598,659
Change in net unrealized appreciation (depreciation)	2,253,789	252,940
Net increase (decrease) in net assets resulting from operations	5,201,440	2,089,675
Distributions to shareholders	(1,959,918)	(534,199)

Share transactions - net increase (decrease)	11,362,177	6,137,574
Total increase (decrease) in net assets	14,603,699	7,693,050

Net Assets
Beginning of period	21,543,729	13,850,679
End of period	$36,147,428	$21,543,729

Financial Highlights
VIP Freedom 2055 Portfolio℠ Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.06	$12.74	$10.94	$14.28	$12.67
Income from Investment Operations
Net investment income (loss) A,B	.23	.20	.21	.18	.23
Net realized and unrealized gain (loss)	2.44	1.54	1.91	(2.69)	2.02
Total from investment operations	2.67	1.74	2.12	(2.51)	2.25
Distributions from net investment income	(.20)	(.18)	(.17)	(.16)	(.17)
Distributions from net realized gain	(.96)	(.24)	(.15)	(.67)	(.46)
Total distributions	(1.16)	(.42)	(.32)	(.83)	(.64) C
Net asset value, end of period	$15.57	$14.06	$12.74	$10.94	$14.28
Total Return D,E	19.85%	13.80%	19.48%	(18.26)%	17.79%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H	.01%	-% H	-% H	-% H
Expenses net of fee waivers, if any	- % H	.01%	-% H	-% H	-% H
Expenses net of all reductions, if any	-% H	.01%	-% H	-% H	-% H
Net investment income (loss)	1.60%	1.42%	1.80%	1.57%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$6,205	$4,477	$2,508	$746	$501
Portfolio turnover rate I	33%	43%	30%	58%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2055 Portfolio℠ Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.05	$12.73	$10.93	$14.27	$12.66
Income from Investment Operations
Net investment income (loss) A,B	.22	.18	.20	.17	.22
Net realized and unrealized gain (loss)	2.43	1.55	1.91	(2.69)	2.02
Total from investment operations	2.65	1.73	2.11	(2.52)	2.24
Distributions from net investment income	(.19)	(.17)	(.16)	(.14)	(.16)
Distributions from net realized gain	(.96)	(.24)	(.15)	(.67)	(.46)
Total distributions	(1.15)	(.41)	(.31)	(.82) C	(.63) C
Net asset value, end of period	$15.55	$14.05	$12.73	$10.93	$14.27
Total Return D,E	19.71%	13.72%	19.40%	(18.36)%	17.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10%	.11%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.50%	1.32%	1.70%	1.47%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$14,945	$6,653	$4,647	$2,306	$2,549
Portfolio turnover rate H	33%	43%	30%	58%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2055 Portfolio℠ Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.01	$12.69	$10.91	$14.25	$12.65
Income from Investment Operations
Net investment income (loss) A,B	.20	.16	.18	.15	.20
Net realized and unrealized gain (loss)	2.42	1.55	1.89	(2.68)	2.01
Total from investment operations	2.62	1.71	2.07	(2.53)	2.21
Distributions from net investment income	(.17)	(.15)	(.14)	(.13)	(.15)
Distributions from net realized gain	(.96)	(.24)	(.15)	(.67)	(.46)
Total distributions	(1.13)	(.39)	(.29)	(.81) C	(.61)
Net asset value, end of period	$15.50	$14.01	$12.69	$10.91	$14.25
Total Return D,E	19.53%	13.61%	19.12%	(18.46)%	17.52%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.26%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.35%	1.17%	1.55%	1.32%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$14,998	$10,413	$6,696	$3,659	$2,663
Portfolio turnover rate H	33%	43%	30%	58%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2060 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (a)	218,587	2,030,670
VIP Investment Grade Bond II Portfolio - Initial Class (a)	1,964	18,597
TOTAL BOND FUNDS (Cost $2,123,357)		2,049,267

Domestic Equity Funds - 52.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	48,212	2,887,394
VIP Equity-Income Portfolio - Initial Class (a)	79,537	2,340,772
VIP Growth & Income Portfolio - Initial Class (a)	96,369	3,213,908
VIP Growth Portfolio - Initial Class (a)	49,016	4,789,813
VIP Mid Cap Portfolio - Initial Class (a)	19,584	734,613
VIP Value Portfolio - Initial Class (a)	84,805	1,635,047
VIP Value Strategies Portfolio - Initial Class (a)	50,848	810,014
TOTAL DOMESTIC EQUITY FUNDS (Cost $14,102,178)		16,411,561

International Equity Funds - 40.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	249,188	3,944,648
VIP Overseas Portfolio - Initial Class (a)	313,613	8,630,622
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,564,426)		12,575,270

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $91,197)	3.64	91,197	91,197

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $26,881,158)	31,127,295
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,004)
NET ASSETS - 100.0%	31,123,291

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	3,703	3,733	57	30	-	-	-
Fidelity International Bond Index Fund	262,371	27,366	291,419	-	(2,370)	4,052	-	-
Fidelity Long-Term Treasury Bond Index Fund	1,729,561	1,212,223	942,509	66,860	(50,935)	82,330	2,030,670	218,587
VIP Contrafund Portfolio - Initial Class	2,361,039	1,501,157	1,035,549	417,932	(9,295)	70,042	2,887,394	48,212
VIP Emerging Markets Portfolio - Initial Class	3,422,794	1,841,350	2,393,337	93,541	4,954	1,068,887	3,944,648	249,188
VIP Equity-Income Portfolio - Initial Class	1,926,385	1,086,486	864,417	158,777	(14,921)	207,239	2,340,772	79,537
VIP Government Money Market Portfolio - Initial Class	-	1,140,459	1,049,262	9,168	-	-	91,197	91,197
VIP Growth & Income Portfolio - Initial Class	2,642,224	1,479,956	1,120,476	319,685	(19,521)	231,725	3,213,908	96,369
VIP Growth Portfolio - Initial Class	3,912,956	2,462,159	1,581,221	571,445	(32,821)	28,740	4,789,813	49,016
VIP Investment Grade Bond II Portfolio - Initial Class	-	395,166	375,076	2,242	(1,538)	45	18,597	1,964
VIP Mid Cap Portfolio - Initial Class	606,495	381,795	257,681	73,496	(6,439)	10,443	734,613	19,584
VIP Overseas Portfolio - Initial Class	7,277,382	4,256,091	3,390,185	866,996	(75,673)	563,007	8,630,622	313,613
VIP Value Portfolio - Initial Class	1,353,656	855,882	602,674	133,720	(10,002)	38,185	1,635,047	84,805
VIP Value Strategies Portfolio - Initial Class	672,374	389,150	278,183	37,080	(8,611)	35,284	810,014	50,848
	26,167,237	17,032,943	14,185,722	2,750,999	(227,142)	2,339,979	31,127,295

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,049,267	2,049,267	-	-

Domestic Equity Funds	16,411,561	16,411,561	-	-

International Equity Funds	12,575,270	12,575,270	-	-

Money Market Funds	91,197	91,197	-	-
Total Investments in Securities:	31,127,295	31,127,295	-	-
VIP Freedom 2060 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $26,881,158)	$31,127,295

Total Investment in Securities (cost $26,881,158)		$31,127,295
Receivable for investments sold		262,971
Receivable for fund shares sold		91,348
Total assets		31,481,614
Liabilities
Payable for investments purchased	$353,468
Payable for fund shares redeemed	852
Distribution and service plan fees payable	4,003
Total liabilities		358,323
Net Assets		$31,123,291
Net Assets consist of:
Paid in capital		$25,240,469
Total accumulated earnings (loss)		5,882,822
Net Assets		$31,123,291

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($3,662,149 ÷ 240,642 shares)		$15.22
Service Class :
Net Asset Value, offering price and redemption price per share ($13,219,479 ÷ 869,962 shares)		$15.20
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($14,241,663 ÷ 940,528 shares)		$15.14
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$413,913
Expenses
Distribution and service plan fees	$42,012
Independent trustees' fees and expenses	65
Total expenses before reductions	42,077
Expense reductions	(2)
Total expenses after reductions		42,075
Net Investment income (loss)		371,838
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(227,142)
Capital gain distributions from underlying funds:
Affiliated issuers	2,337,086
Total net realized gain (loss)		2,109,944
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,339,979
Total change in net unrealized appreciation (depreciation)		2,339,979
Net gain (loss)		4,449,923
Net increase (decrease) in net assets resulting from operations		$4,821,761
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$371,838	$285,308
Net realized gain (loss)	2,109,944	1,832,907
Change in net unrealized appreciation (depreciation)	2,339,979	436,095
Net increase (decrease) in net assets resulting from operations	4,821,761	2,554,310
Distributions to shareholders	(2,219,311)	(694,907)

Share transactions - net increase (decrease)	2,356,770	3,533,385
Total increase (decrease) in net assets	4,959,220	5,392,788

Net Assets
Beginning of period	26,164,071	20,771,283
End of period	$31,123,291	$26,164,071

Financial Highlights
VIP Freedom 2060 Portfolio℠ Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.88	$12.59	$10.82	$14.18	$12.65
Income from Investment Operations
Net investment income (loss) A,B	.22	.20	.20	.19	.21
Net realized and unrealized gain (loss)	2.40	1.53	1.88	(2.67)	2.04
Total from investment operations	2.62	1.73	2.08	(2.48)	2.25
Distributions from net investment income	(.21)	(.17)	(.17)	(.16)	(.18)
Distributions from net realized gain	(1.07)	(.27)	(.15)	(.72)	(.54)
Total distributions	(1.28)	(.44)	(.31) C	(.88)	(.72)
Net asset value, end of period	$15.22	$13.88	$12.59	$10.82	$14.18
Total Return D,E	19.83%	13.89%	19.39%	(18.19)%	17.79%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H	.01%	-% H	-% H	-% H
Expenses net of fee waivers, if any	- % H	.01%	-% H	-% H	-% H
Expenses net of all reductions, if any	-% H	.01%	-% H	-% H	-% H
Net investment income (loss)	1.52%	1.42%	1.70%	1.69%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$3,662	$2,925	$1,690	$471	$523
Portfolio turnover rate I	52%	54%	25%	45%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2060 Portfolio℠ Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.86	$12.58	$10.81	$14.17	$12.65
Income from Investment Operations
Net investment income (loss) A,B	.20	.18	.19	.18	.20
Net realized and unrealized gain (loss)	2.41	1.53	1.88	(2.67)	2.03
Total from investment operations	2.61	1.71	2.07	(2.49)	2.23
Distributions from net investment income	(.19)	(.16)	(.16)	(.15)	(.17)
Distributions from net realized gain	(1.07)	(.27)	(.15)	(.72)	(.54)
Total distributions	(1.27) C	(.43)	(.30) C	(.87)	(.71)
Net asset value, end of period	$15.20	$13.86	$12.58	$10.81	$14.17
Total Return D,E	19.75%	13.72%	19.30%	(18.27)%	17.62%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10%	.11%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.42%	1.32%	1.60%	1.59%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$13,219	$13,987	$13,329	$8,331	$6,124
Portfolio turnover rate H	52%	54%	25%	45%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2060 Portfolio℠ Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.82	$12.55	$10.79	$14.15	$12.63
Income from Investment Operations
Net investment income (loss) A,B	.18	.16	.17	.16	.18
Net realized and unrealized gain (loss)	2.39	1.52	1.88	(2.66)	2.03
Total from investment operations	2.57	1.68	2.05	(2.50)	2.21
Distributions from net investment income	(.18)	(.14)	(.14)	(.14)	(.15)
Distributions from net realized gain	(1.07)	(.27)	(.15)	(.72)	(.54)
Total distributions	(1.25)	(.41)	(.29)	(.86)	(.69)
Net asset value, end of period	$15.14	$13.82	$12.55	$10.79	$14.15
Total Return C,D	19.53%	13.53%	19.12%	(18.38)%	17.52%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.26%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.17%	1.45%	1.44%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$14,242	$9,251	$5,752	$3,094	$2,254
Portfolio turnover rate G	52%	54%	25%	45%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2065 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (a)	83,017	771,231
VIP Investment Grade Bond II Portfolio - Initial Class (a)	738	6,991
TOTAL BOND FUNDS (Cost $791,640)		778,222

Domestic Equity Funds - 52.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	18,310	1,096,569
VIP Equity-Income Portfolio - Initial Class (a)	30,207	888,984
VIP Growth & Income Portfolio - Initial Class (a)	36,599	1,220,566
VIP Growth Portfolio - Initial Class (a)	18,615	1,819,066
VIP Mid Cap Portfolio - Initial Class (a)	7,438	278,994
VIP Value Portfolio - Initial Class (a)	32,207	620,958
VIP Value Strategies Portfolio - Initial Class (a)	19,311	307,622
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,803,179)		6,232,759

International Equity Funds - 40.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	94,633	1,498,042
VIP Overseas Portfolio - Initial Class (a)	119,101	3,277,671
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,300,413)		4,775,713

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $34,519)	3.64	34,519	34,519

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,929,751)	11,821,213
NET OTHER ASSETS (LIABILITIES) - 0.0%	(915)
NET ASSETS - 100.0%	11,820,298

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	1,437	1,449	21	12	-	-	-
Fidelity International Bond Index Fund	73,462	16,647	90,640	-	(576)	1,107	-	-
Fidelity Long-Term Treasury Bond Index Fund	484,223	632,446	356,645	23,319	(8,654)	19,861	771,231	83,017
VIP Contrafund Portfolio - Initial Class	661,072	803,414	393,924	153,030	(1,160)	27,167	1,096,569	18,310
VIP Emerging Markets Portfolio - Initial Class	958,356	1,022,264	872,727	35,149	30,804	359,345	1,498,042	94,633
VIP Equity-Income Portfolio - Initial Class	539,372	612,679	330,917	58,873	(1,440)	69,290	888,984	30,207
VIP Government Money Market Portfolio - Initial Class	-	438,555	404,036	3,351	-	-	34,519	34,519
VIP Growth & Income Portfolio - Initial Class	739,800	831,684	427,740	118,692	(1,513)	78,335	1,220,566	36,599
VIP Growth Portfolio - Initial Class	1,095,598	1,363,887	651,252	212,201	(5,611)	16,444	1,819,066	18,615
VIP Investment Grade Bond II Portfolio - Initial Class	-	141,101	133,493	864	(630)	13	6,991	738
VIP Mid Cap Portfolio - Initial Class	169,814	203,494	98,584	26,118	(1,582)	5,852	278,994	7,438
VIP Overseas Portfolio - Initial Class	2,037,598	2,376,890	1,274,788	321,325	4,032	133,939	3,277,671	119,101
VIP Value Portfolio - Initial Class	379,015	456,351	229,950	47,327	(2,712)	18,254	620,958	32,207
VIP Value Strategies Portfolio - Initial Class	188,262	214,569	109,249	13,237	(1,879)	15,919	307,622	19,311
	7,326,572	9,115,418	5,375,394	1,013,507	9,091	745,526	11,821,213

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	778,222	778,222	-	-

Domestic Equity Funds	6,232,759	6,232,759	-	-

International Equity Funds	4,775,713	4,775,713	-	-

Money Market Funds	34,519	34,519	-	-
Total Investments in Securities:	11,821,213	11,821,213	-	-
VIP Freedom 2065 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $10,929,751)	$11,821,213

Total Investment in Securities (cost $10,929,751)		$11,821,213
Receivable for investments sold		99,023
Receivable for fund shares sold		3,588
Total assets		11,923,824
Liabilities
Payable for investments purchased	$98,597
Payable for fund shares redeemed	4,012
Distribution and service plan fees payable	917
Total liabilities		103,526
Net Assets		$11,820,298
Net Assets consist of:
Paid in capital		$10,256,487
Total accumulated earnings (loss)		1,563,811
Net Assets		$11,820,298

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($3,740,897 ÷ 246,425 shares)		$15.18
Service Class :
Net Asset Value, offering price and redemption price per share ($6,007,684 ÷ 396,455 shares)		$15.15
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($2,071,717 ÷ 136,914 shares)		$15.13
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$153,229
Expenses
Distribution and service plan fees	$9,221
Independent trustees' fees and expenses	22
Total expenses		9,243
Net Investment income (loss)		143,986
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	9,091
Capital gain distributions from underlying funds:
Affiliated issuers	860,278
Total net realized gain (loss)		869,369
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	745,526
Total change in net unrealized appreciation (depreciation)		745,526
Net gain (loss)		1,614,895
Net increase (decrease) in net assets resulting from operations		$1,758,881
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$143,986	$77,212
Net realized gain (loss)	869,369	579,740
Change in net unrealized appreciation (depreciation)	745,526	(156,269)
Net increase (decrease) in net assets resulting from operations	1,758,881	500,683
Distributions to shareholders	(730,775)	(135,733)

Share transactions - net increase (decrease)	3,466,221	3,583,577
Total increase (decrease) in net assets	4,494,327	3,948,527

Net Assets
Beginning of period	7,325,971	3,377,444
End of period	$11,820,298	$7,325,971

Financial Highlights
VIP Freedom 2065 Portfolio℠ Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.78	$12.40	$10.65	$13.92	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.23	.22	.20	.17	.25
Net realized and unrealized gain (loss)	2.39	1.49	1.85	(2.61)	1.96
Total from investment operations	2.62	1.71	2.05	(2.44)	2.21
Distributions from net investment income	(.20)	(.16)	(.17)	(.15)	(.18)
Distributions from net realized gain	(1.02)	(.17)	(.13)	(.67)	(.58)
Total distributions	(1.22)	(.33)	(.30)	(.83) C	(.76)
Net asset value, end of period	$15.18	$13.78	$12.40	$10.65	$13.92
Total Return D,E	19.86%	13.85%	19.35%	(18.22)%	17.81%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions, if any H	-%	-%	-%	-%	-%
Net investment income (loss)	1.61%	1.59%	1.70%	1.50%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$3,741	$1,985	$844	$537	$482
Portfolio turnover rate I	56%	50%	74%	48%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2065 Portfolio℠ Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.76	$12.39	$10.64	$13.91	$12.46
Income from Investment Operations
Net investment income (loss) A,B	.22	.20	.18	.16	.24
Net realized and unrealized gain (loss)	2.38	1.49	1.86	(2.61)	1.97
Total from investment operations	2.60	1.69	2.04	(2.45)	2.21
Distributions from net investment income	(.19)	(.15)	(.16)	(.14)	(.17)
Distributions from net realized gain	(1.02)	(.17)	(.13)	(.67)	(.58)
Total distributions	(1.21)	(.32)	(.29)	(.82) C	(.76) C
Net asset value, end of period	$15.15	$13.76	$12.39	$10.64	$13.91
Total Return D,E	19.71%	13.70%	19.29%	(18.32)%	17.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.51%	1.49%	1.60%	1.40%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$6,008	$3,951	$1,816	$1,181	$1,224
Portfolio turnover rate H	56%	50%	74%	48%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2065 Portfolio℠ Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.75	$12.38	$10.63	$13.90	$12.46
Income from Investment Operations
Net investment income (loss) A,B	.19	.18	.17	.14	.22
Net realized and unrealized gain (loss)	2.38	1.49	1.85	(2.61)	1.95
Total from investment operations	2.57	1.67	2.02	(2.47)	2.17
Distributions from net investment income	(.17)	(.14)	(.14)	(.13)	(.15)
Distributions from net realized gain	(1.02)	(.17)	(.13)	(.67)	(.58)
Total distributions	(1.19)	(.30) C	(.27)	(.80)	(.73)
Net asset value, end of period	$15.13	$13.75	$12.38	$10.63	$13.90
Total Return D,E	19.52%	13.61%	19.12%	(18.44)%	17.47%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.36%	1.34%	1.45%	1.25%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$2,072	$1,390	$718	$534	$559
Portfolio turnover rate H	56%	50%	74%	48%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2070 Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (a)	24,215	224,961
VIP Investment Grade Bond II Portfolio - Initial Class (a)	217	2,051
TOTAL BOND FUNDS (Cost $228,182)		227,012

Domestic Equity Funds - 52.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	5,344	320,028
VIP Equity-Income Portfolio - Initial Class (a)	8,816	259,444
VIP Growth & Income Portfolio - Initial Class (a)	10,681	356,215
VIP Growth Portfolio - Initial Class (a)	5,433	530,891
VIP Mid Cap Portfolio - Initial Class (a)	2,171	81,436
VIP Value Portfolio - Initial Class (a)	9,399	181,220
VIP Value Strategies Portfolio - Initial Class (a)	5,636	89,779
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,819,306)		1,819,013

International Equity Funds - 40.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	27,619	437,211
VIP Overseas Portfolio - Initial Class (a)	34,760	956,600
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,361,091)		1,393,811

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $10,072)	3.64	10,072	10,072

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,418,651)	3,449,908
NET OTHER ASSETS (LIABILITIES) - 0.0%	(195)
NET ASSETS - 100.0%	3,449,713

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	88	89	1	1	-	-	-
Fidelity International Bond Index Fund	5,056	770	5,862	-	(44)	80	-	-
Fidelity Long-Term Treasury Bond Index Fund	33,334	374,455	180,622	1,933	(2,136)	(70)	224,961	24,215
VIP Contrafund Portfolio - Initial Class	45,498	536,055	258,107	11,181	(5,946)	2,528	320,028	5,344
VIP Emerging Markets Portfolio - Initial Class	65,960	733,008	389,985	2,598	(1,079)	29,307	437,211	27,619
VIP Equity-Income Portfolio - Initial Class	37,123	432,910	214,511	4,326	(941)	4,863	259,444	8,816
VIP Government Money Market Portfolio - Initial Class	-	43,884	33,812	230	-	-	10,072	10,072
VIP Growth & Income Portfolio - Initial Class	50,918	592,051	288,229	8,725	(3,554)	5,029	356,215	10,681
VIP Growth Portfolio - Initial Class	75,405	895,962	425,342	15,600	(21,708)	6,574	530,891	5,433
VIP Investment Grade Bond II Portfolio - Initial Class	-	28,349	26,230	64	(70)	2	2,051	217
VIP Mid Cap Portfolio - Initial Class	11,688	138,108	65,438	1,883	(1,400)	(1,522)	81,436	2,171
VIP Overseas Portfolio - Initial Class	140,241	1,563,237	748,296	23,602	(14,902)	16,320	956,600	34,760
VIP Value Portfolio - Initial Class	26,086	305,503	147,594	3,404	(1,424)	(1,351)	181,220	9,399
VIP Value Strategies Portfolio - Initial Class	12,957	150,320	71,834	956	(1,207)	(457)	89,779	5,636
	504,266	5,794,700	2,855,951	74,503	(54,410)	61,303	3,449,908

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	227,012	227,012	-	-

Domestic Equity Funds	1,819,013	1,819,013	-	-

International Equity Funds	1,393,811	1,393,811	-	-

Money Market Funds	10,072	10,072	-	-
Total Investments in Securities:	3,449,908	3,449,908	-	-
VIP Freedom 2070 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,418,651)	$3,449,908

Total Investment in Securities (cost $3,418,651)		$3,449,908
Receivable for investments sold		31,324
Total assets		3,481,232
Liabilities
Payable for investments purchased	$31,302
Payable for fund shares redeemed	24
Distribution and service plan fees payable	193
Total liabilities		31,519
Net Assets		$3,449,713
Net Assets consist of:
Paid in capital		$3,419,351
Total accumulated earnings (loss)		30,362
Net Assets		$3,449,713

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($336,527 ÷ 30,000 shares)		$11.22
Service Class :
Net Asset Value, offering price and redemption price per share ($2,975,244 ÷ 265,479 shares)		$11.21
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($137,942 ÷ 12,303 shares)		$11.21
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Affiliated issuers		$11,503
Expenses
Distribution and service plan fees	$611
Independent trustees' fees and expenses	1
Total expenses		612
Net Investment income (loss)		10,891
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(54,410)
Capital gain distributions from underlying funds:
Affiliated issuers	63,000
Total net realized gain (loss)		8,590
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	61,303
Total change in net unrealized appreciation (depreciation)		61,303
Net gain (loss)		69,893
Net increase (decrease) in net assets resulting from operations		$80,784
Statement of Changes in Net Assets

	Year ended December 31, 2025	For the period July 1, 2024 (commencement of operations) through December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,891	$5,546
Net realized gain (loss)	8,590	36,905
Change in net unrealized appreciation (depreciation)	61,303	(30,046)
Net increase (decrease) in net assets resulting from operations	80,784	12,405
Distributions to shareholders	(54,657)	(8,170)

Share transactions - net increase (decrease)	2,919,351	500,000
Total increase (decrease) in net assets	2,945,478	504,235

Net Assets
Beginning of period	504,235	-
End of period	$3,449,713	$504,235

Financial Highlights
VIP Freedom 2070 Portfolio℠ Initial Class

Years ended December 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.11
Net realized and unrealized gain (loss)	1.76	.14
Total from investment operations	1.92	.25
Distributions from net investment income	(.04)	(.12)
Distributions from net realized gain	(.74)	(.05)
Total distributions	(.78)	(.17)
Net asset value, end of period	$11.22	$10.08
Total Return D,E	19.93%	2.47%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-%	-% I
Expenses net of fee waivers, if any H	- %	-% I
Expenses net of all reductions, if any H	-%	-% I
Net investment income (loss)	1.50%	2.21% I
Supplemental Data
Net assets, end of period (000 omitted)	$337	$303
Portfolio turnover rate J	344%	26% I

AFor the period July 1, 2024 (commencement of operations) through December 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2070 Portfolio℠ Service Class

Years ended December 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.11
Net realized and unrealized gain (loss)	1.76	.13
Total from investment operations	1.91	.24
Distributions from net investment income	(.04)	(.11)
Distributions from net realized gain	(.74)	(.05)
Total distributions	(.78)	(.16)
Net asset value, end of period	$11.21	$10.08
Total Return D,E	19.82%	2.42%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10%	.10% H
Expenses net of fee waivers, if any	.10%	.10% H
Expenses net of all reductions, if any	.10%	.10% H
Net investment income (loss)	1.40%	2.11% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,975	$101
Portfolio turnover rate I	344%	26% H

AFor the period July 1, 2024 (commencement of operations) through December 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2070 Portfolio℠ Service Class 2

Years ended December 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.10
Net realized and unrealized gain (loss)	1.75	.13
Total from investment operations	1.88	.23
Distributions from net investment income	(.02)	(.10)
Distributions from net realized gain	(.74)	(.05)
Total distributions	(.75) D	(.15)
Net asset value, end of period	$11.21	$10.08
Total Return E,F	19.59%	2.34%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25%	.25% I
Expenses net of fee waivers, if any	.25%	.25% I
Expenses net of all reductions, if any	.25%	.25% I
Net investment income (loss)	1.25%	1.96% I
Supplemental Data
Net assets, end of period (000 omitted)	$138	$101
Portfolio turnover rate J	344%	26% I

AFor the period July 1, 2024 (commencement of operations) through December 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Freedom Income Portfolio (to be renamed VIP Freedom Retirement Portfolio effective April 30, 2026), VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, VIP Freedom 2065 Portfolio and VIP Freedom 2070 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class, Service Class and Service Class 2. All classes have equal rights and voting privileges, except for matters affecting a single class. Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
VIP Freedom Income Portfolio	112,170,144	6,812,659	(2,992,416)	3,820,243
VIP Freedom 2010 Portfolio	227,860,149	20,950,710	(9,010,800)	11,939,910
VIP Freedom 2015 Portfolio	44,403,586	11,761,745	(1,511,652)	10,250,093
VIP Freedom 2020 Portfolio	393,424,454	123,880,827	(14,834,757)	109,046,070
VIP Freedom 2025 Portfolio	328,946,807	77,556,293	(9,745,292)	67,811,001
VIP Freedom 2030 Portfolio	738,014,961	171,897,132	(17,330,129)	154,567,003
VIP Freedom 2035 Portfolio	412,384,050	64,545,431	(7,979,411)	56,566,020
VIP Freedom 2040 Portfolio	375,889,231	75,552,552	(6,286,156)	69,266,396
VIP Freedom 2045 Portfolio	218,362,313	41,510,510	(3,246,283)	38,264,227
VIP Freedom 2050 Portfolio	177,209,626	35,500,640	(2,533,335)	32,967,305
VIP Freedom 2055 Portfolio	33,014,218	3,709,765	(572,284)	3,137,481
VIP Freedom 2060 Portfolio	27,248,979	4,373,706	(495,390)	3,878,316
VIP Freedom 2065 Portfolio	11,012,583	1,050,626	(241,996)	808,630
VIP Freedom 2070 Portfolio	3,461,088	39,874	(51,054)	(11,180)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
VIP Freedom Income Portfolio	640,261	899,463	-	3,820,243
VIP Freedom 2010 Portfolio	1,013,738	5,662,102	-	11,939,910
VIP Freedom 2015 Portfolio	248,803	3,218,762	-	10,250,093
VIP Freedom 2020 Portfolio	1,976,519	33,864,688	-	109,046,070
VIP Freedom 2025 Portfolio	1,857,103	18,671,724	-	67,811,001
VIP Freedom 2030 Portfolio	2,508,207	41,399,349	-	154,567,003
VIP Freedom 2035 Portfolio	902,420	24,617,212	-	56,566,020
VIP Freedom 2040 Portfolio	586,227	28,692,236	-	69,266,396
VIP Freedom 2045 Portfolio	178,957	18,237,772	-	38,264,227
VIP Freedom 2050 Portfolio	98,327	14,694,772	-	32,967,305
VIP Freedom 2055 Portfolio	13,957	2,477,680	-	3,137,481
VIP Freedom 2060 Portfolio	-	2,004,506	-	3,878,316
VIP Freedom 2065 Portfolio	6,847	748,332	-	808,630
VIP Freedom 2070 Portfolio	-	41,542	-	(11,180)

The tax character of distributions paid was as follows:

December 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
VIP Freedom Income Portfolio	3,656,954	-	3,656,954
VIP Freedom 2010 Portfolio	7,454,618	3,018,609	10,473,227
VIP Freedom 2015 Portfolio	1,671,451	2,319,629	3,991,080
VIP Freedom 2020 Portfolio	13,317,197	28,560,827	41,878,024
VIP Freedom 2025 Portfolio	9,999,166	13,360,631	23,359,797
VIP Freedom 2030 Portfolio	20,614,846	34,206,631	54,821,477
VIP Freedom 2035 Portfolio	9,968,301	19,887,120	29,855,421
VIP Freedom 2040 Portfolio	8,166,255	23,359,237	31,525,492
VIP Freedom 2045 Portfolio	3,834,343	12,777,642	16,611,985
VIP Freedom 2050 Portfolio	3,186,453	11,046,239	14,232,692
VIP Freedom 2055 Portfolio	509,166	1,450,752	1,959,918
VIP Freedom 2060 Portfolio	504,710	1,714,601	2,219,311
VIP Freedom 2065 Portfolio	181,607	549,168	730,775
VIP Freedom 2070 Portfolio	13,732	40,925	54,657

December 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
VIP Freedom Income Portfolio	3,128,768	-	3,128,768
VIP Freedom 2010 Portfolio	8,877,417	-	8,877,417
VIP Freedom 2015 Portfolio	2,107,005	1,580,241	3,687,246
VIP Freedom 2020 Portfolio	17,148,254	13,707,642	30,855,896
VIP Freedom 2025 Portfolio	10,214,778	-	10,214,778
VIP Freedom 2030 Portfolio	18,336,552	-	18,336,552
VIP Freedom 2035 Portfolio	7,604,689	3,436,357	11,041,046
VIP Freedom 2040 Portfolio	5,851,627	3,839,952	9,691,579
VIP Freedom 2045 Portfolio	2,815,603	2,376,913	5,192,516
VIP Freedom 2050 Portfolio	2,506,084	2,253,670	4,759,754
VIP Freedom 2055 Portfolio	320,226	213,973	534,199
VIP Freedom 2060 Portfolio	371,501	323,406	694,907
VIP Freedom 2065 Portfolio	101,110	34,623	135,733
VIP Freedom 2070 PortfolioA	8,170	-	8,170

A For the period July 1, 2024 (commencement of operations) through December 31, 2024.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Income Portfolio	80,133,811	56,923,217
VIP Freedom 2010 Portfolio	84,309,184	105,326,098
VIP Freedom 2015 Portfolio	26,958,355	33,725,395
VIP Freedom 2020 Portfolio	176,916,778	243,171,551
VIP Freedom 2025 Portfolio	183,352,050	204,876,320
VIP Freedom 2030 Portfolio	378,448,946	327,423,943
VIP Freedom 2035 Portfolio	224,948,406	158,399,903
VIP Freedom 2040 Portfolio	203,322,230	140,015,252
VIP Freedom 2045 Portfolio	118,624,998	73,779,588
VIP Freedom 2050 Portfolio	92,163,146	65,657,338
VIP Freedom 2055 Portfolio	21,688,735	9,310,115
VIP Freedom 2060 Portfolio	17,032,943	14,185,722
VIP Freedom 2065 Portfolio	9,115,418	5,375,394
VIP Freedom 2070 Portfolio	5,794,700	2,855,951
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser), provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all expenses, except distribution and service plan fees and the compensation of the independent Trustees, and certain miscellaneous expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class ($)	Service Class 2 ($)	Total ($)
VIP Freedom Income Portfolio	68,622	29,058	97,680
VIP Freedom 2010 Portfolio	16,412	540,083	556,495
VIP Freedom 2015 Portfolio	10,926	62,050	72,976
VIP Freedom 2020 Portfolio	108,275	821,298	929,573
VIP Freedom 2025 Portfolio	200,202	257,069	457,271
VIP Freedom 2030 Portfolio	406,866	587,292	994,158
VIP Freedom 2035 Portfolio	209,262	368,553	577,815
VIP Freedom 2040 Portfolio	246,434	147,603	394,037
VIP Freedom 2045 Portfolio	71,780	313,595	385,375
VIP Freedom 2050 Portfolio	63,392	214,778	278,170
VIP Freedom 2055 Portfolio	10,804	31,693	42,497
VIP Freedom 2060 Portfolio	12,589	29,423	42,012
VIP Freedom 2065 Portfolio	5,044	4,177	9,221
VIP Freedom 2070 Portfolio	331	280	611

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
VIP Freedom Income Portfolio	8
VIP Freedom 2015 Portfolio	2
VIP Freedom 2020 Portfolio	11
VIP Freedom 2025 Portfolio	1
VIP Freedom 2030 Portfolio	3
VIP Freedom 2035 Portfolio	2
VIP Freedom 2040 Portfolio	5
VIP Freedom 2045 Portfolio	2
VIP Freedom 2050 Portfolio	6
VIP Freedom 2055 Portfolio	3
VIP Freedom 2060 Portfolio	2
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024A
VIP Freedom Income Portfolio
Distributions to shareholders
Initial Class	$872,426	$953,801
Service Class	2,423,695	1,697,713
Service Class 2	360,833	477,254
Total	$3,656,954	$3,128,768
VIP Freedom 2010 Portfolio
Distributions to shareholders
Initial Class	$702,721	$596,244
Service Class	709,298	596,287
Service Class 2	9,061,208	7,684,886
Total	$10,473,227	$8,877,417
VIP Freedom 2015 Portfolio
Distributions to shareholders
Initial Class	$1,577,618	$ 1,493,521
Service Class	708,665	794,866
Service Class 2	1,704,797	1,398,859
Total	$3,991,080	$3,687,246
VIP Freedom 2020 Portfolio
Distributions to shareholders
Initial Class	$6,673,869	$4,714,470
Service Class	9,091,146	6,842,418
Service Class 2	26,113,009	19,299,008
Total	$41,878,024	$30,855,896
VIP Freedom 2025 Portfolio
Distributions to shareholders
Initial Class	$5,902,850	$2,553,584
Service Class	11,547,772	4,969,981
Service Class 2	5,909,175	2,691,213
Total	$23,359,797	$10,214,778
VIP Freedom 2030 Portfolio
Distributions to shareholders
Initial Class	$13,455,109	$4,596,693
Service Class	26,183,545	8,654,565
Service Class 2	15,182,823	5,085,294
Total	$54,821,477	$18,336,552
VIP Freedom 2035 Portfolio
Distributions to shareholders
Initial Class	$4,376,560	$1,559,140
Service Class	14,814,085	5,270,497
Service Class 2	10,664,776	4,211,409
Total	$29,855,421	$11,041,046
VIP Freedom 2040 Portfolio
Distributions to shareholders
Initial Class	$7,619,722	$2,445,240
Service Class	19,141,904	5,758,235
Service Class 2	4,763,866	1,488,104
Total	$31,525,492	$9,691,579
VIP Freedom 2045 Portfolio
Distributions to shareholders
Initial Class	$2,081,389	$644,337
Service Class	4,898,783	1,431,254
Service Class 2	9,631,813	3,116,925
Total	$16,611,985	$5,192,516
VIP Freedom 2050 Portfolio
Distributions to shareholders
Initial Class	$2,896,851	$992,104
Service Class	4,753,882	1,609,195
Service Class 2	6,581,959	2,158,455
Total	$14,232,692	$4,759,754
VIP Freedom 2055 Portfolio
Distributions to shareholders
Initial Class	$364,665	$111,558
Service Class	700,358	168,172
Service Class 2	894,895	254,469
Total	$1,959,918	$534,199
VIP Freedom 2060 Portfolio
Distributions to shareholders
Initial Class	$233,747	$74,260
Service Class	1,065,162	390,876
Service Class 2	920,402	229,771
Total	$2,219,311	$694,907
VIP Freedom 2065 Portfolio
Distributions to shareholders
Initial Class	$203,807	$37,337
Service Class	392,885	72,831
Service Class 2	134,083	25,565
Total	$730,775	$135,733
VIP Freedom 2070 Portfolio
Distributions to shareholders
Initial Class	$23,280	$5,010
Service Class	23,757	1,620
Service Class 2	7,620	1,540
Total	$54,657	$8,170

A Distributions for VIP Freedom 2070 Portfolio are for the period July 1, 2024 (commencement of sale of shares) through December 31, 2024.
8. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024A	Year ended December 31, 2025	Year ended December 31, 2024A
VIP Freedom Income Portfolio
Initial Class
Shares sold	379,315	284,405	$4,338,131	$3,210,218
Issued in exchange for the shares of the Acquired Fund(s)	-	446,775	-	4,968,120
Reinvestment of distributions	75,363	86,614	872,426	953,801
Shares redeemed	(572,020)	(524,498)	(6,645,632)	(5,884,868)
Net increase (decrease)	(117,342)	293,296	$(1,435,075)	$3,247,271
Service Class
Shares sold	4,223,326	2,178,367	$47,759,875	$24,571,664
Issued in exchange for the shares of the Acquired Fund(s)	-	329,353	-	3,655,826
Reinvestment of distributions	209,451	154,405	2,423,695	1,697,713
Shares redeemed	(2,186,011)	(1,194,553)	(25,109,823)	(13,368,019)
Net increase (decrease)	2,246,766	1,467,572	$25,073,747	$16,557,184
Service Class 2
Shares sold	322,292	295,324	$3,736,333	$3,307,774
Issued in exchange for the shares of the Acquired Fund(s)	-	25,230	-	279,044
Reinvestment of distributions	31,348	43,564	360,833	477,254
Shares redeemed	(595,145)	(446,208)	(6,790,865)	(4,976,860)
Net increase (decrease)	(241,505)	(82,090)	$(2,693,699)	$(912,788)
VIP Freedom 2010 Portfolio
Initial Class
Shares sold	182,476	225,458	$2,177,111	$2,628,064
Reinvestment of distributions	58,962	51,974	702,721	596,244
Shares redeemed	(290,933)	(483,160)	(3,454,403)	(5,614,292)
Net increase (decrease)	(49,495)	(205,728)	$(574,571)	$(2,389,984)
Service Class
Shares sold	243,990	284,244	$2,941,325	$3,331,968
Reinvestment of distributions	59,628	52,091	709,297	596,287
Shares redeemed	(375,315)	(661,196)	(4,528,837)	(7,736,504)
Net increase (decrease)	(71,697)	(324,861)	$(878,215)	$(3,808,249)
Service Class 2
Shares sold	1,230,971	808,374	$14,633,578	$9,324,567
Reinvestment of distributions	769,004	676,384	9,061,208	7,684,886
Shares redeemed	(3,855,930)	(3,352,996)	(45,783,284)	(38,787,846)
Net increase (decrease)	(1,855,955)	(1,868,238)	$(22,088,498)	$(21,778,393)
VIP Freedom 2015 Portfolio
Initial Class
Shares sold	167,514	91,095	$1,964,300	$1,074,280
Reinvestment of distributions	136,353	131,910	1,577,618	1,493,521
Shares redeemed	(439,723)	(359,400)	(5,174,679)	(4,179,733)
Net increase (decrease)	(135,856)	(136,395)	$(1,632,761)	$(1,611,932)
Service Class
Shares sold	275,781	536,687	$3,256,071	$6,228,387
Reinvestment of distributions	61,529	70,442	708,665	794,866
Shares redeemed	(631,149)	(668,660)	(7,488,071)	(7,740,561)
Net increase (decrease)	(293,839)	(61,531)	$(3,523,335)	$(717,308)
Service Class 2
Shares sold	679,809	220,685	$7,880,277	$2,599,097
Reinvestment of distributions	148,927	124,505	1,704,796	1,398,859
Shares redeemed	(905,579)	(504,383)	(10,514,967)	(5,812,756)
Net increase (decrease)	(76,843)	(159,193)	$(929,894)	$(1,814,800)
VIP Freedom 2020 Portfolio
Initial Class
Shares sold	1,247,418	1,083,159	$16,050,181	$13,863,619
Reinvestment of distributions	527,226	378,386	6,673,869	4,714,470
Shares redeemed	(1,633,870)	(1,932,796)	(20,989,831)	(24,689,059)
Net increase (decrease)	140,774	(471,251)	$1,734,219	$(6,110,970)
Service Class
Shares sold	1,734,324	2,995,047	$22,340,450	$38,591,476
Reinvestment of distributions	723,779	551,080	9,091,146	6,842,418
Shares redeemed	(4,736,672)	(3,843,278)	(60,252,327)	(49,202,209)
Net increase (decrease)	(2,278,569)	(297,151)	$(28,820,731)	$(3,768,315)
Service Class 2
Shares sold	821,299	648,688	$10,421,793	$8,243,992
Reinvestment of distributions	2,087,787	1,564,994	26,113,009	19,299,008
Shares redeemed	(5,173,862)	(5,339,980)	(66,146,956)	(67,985,434)
Net increase (decrease)	(2,264,776)	(3,126,298)	$(29,612,154)	$(40,442,434)
VIP Freedom 2025 Portfolio
Initial Class
Shares sold	699,538	802,556	$11,622,211	$12,905,572
Reinvestment of distributions	359,143	160,505	5,902,850	2,553,584
Shares redeemed	(1,233,343)	(1,152,345)	(20,416,817)	(18,407,342)
Net increase (decrease)	(174,662)	(189,284)	$(2,891,756)	$(2,948,186)
Service Class
Shares sold	4,315,212	4,104,611	$71,223,625	$66,050,791
Reinvestment of distributions	705,405	313,381	11,547,772	4,969,981
Shares redeemed	(5,124,935)	(4,620,321)	(85,890,536)	(73,210,407)
Net increase (decrease)	(104,318)	(202,329)	$(3,119,139)	$(2,189,635)
Service Class 2
Shares sold	893,899	963,283	$14,606,760	$15,275,803
Reinvestment of distributions	364,660	171,133	5,909,175	2,691,213
Shares redeemed	(2,421,463)	(1,595,094)	(40,120,156)	(25,389,699)
Net increase (decrease)	(1,162,904)	(460,678)	$(19,604,221)	$(7,422,683)
VIP Freedom 2030 Portfolio
Initial Class
Shares sold	1,989,407	2,429,792	$33,595,712	$39,677,916
Reinvestment of distributions	804,982	281,761	13,455,109	4,596,693
Shares redeemed	(2,767,841)	(1,764,008)	(47,083,962)	(28,938,630)
Net increase (decrease)	26,548	947,545	$(33,141)	$15,335,979
Service Class
Shares sold	7,272,436	6,345,375	$122,385,001	$104,407,309
Reinvestment of distributions	1,569,549	532,308	26,183,545	8,654,565
Shares redeemed	(6,157,228)	(5,147,020)	(105,128,587)	(83,033,096)
Net increase (decrease)	2,684,757	1,730,663	$43,439,959	$30,028,778
Service Class 2
Shares sold	1,865,679	1,699,229	$31,145,647	$27,634,128
Reinvestment of distributions	917,067	314,611	15,182,823	5,085,294
Shares redeemed	(2,852,330)	(2,573,104)	(48,071,012)	(42,102,443)
Net increase (decrease)	(69,584)	(559,264)	$(1,742,542)	$(9,383,021)
VIP Freedom 2035 Portfolio
Initial Class
Shares sold	673,991	539,181	$19,360,678	$14,905,818
Reinvestment of distributions	154,467	56,996	4,376,559	1,559,140
Shares redeemed	(364,651)	(238,210)	(10,488,980)	(6,464,325)
Net increase (decrease)	463,807	357,967	$13,248,257	$10,000,633
Service Class
Shares sold	2,908,252	2,563,366	$82,602,257	$71,523,833
Reinvestment of distributions	525,097	193,512	14,814,085	5,270,497
Shares redeemed	(1,919,605)	(1,736,158)	(55,051,797)	(47,718,477)
Net increase (decrease)	1,513,744	1,020,720	$42,364,545	$29,075,853
Service Class 2
Shares sold	945,211	861,901	$26,963,741	$23,824,011
Reinvestment of distributions	382,165	156,222	10,664,776	4,211,409
Shares redeemed	(1,110,868)	(679,676)	(31,832,222)	(18,657,089)
Net increase (decrease)	216,508	338,447	$5,796,295	$9,378,331
VIP Freedom 2040 Portfolio
Initial Class
Shares sold	701,539	840,567	$19,433,144	$22,592,849
Reinvestment of distributions	277,373	92,425	7,619,722	2,445,240
Shares redeemed	(696,771)	(420,346)	(19,542,991)	(11,316,844)
Net increase (decrease)	282,141	512,646	$7,509,875	$13,721,245
Service Class
Shares sold	2,780,990	2,285,320	$77,582,610	$61,889,922
Reinvestment of distributions	698,501	218,549	19,141,904	5,758,235
Shares redeemed	(1,706,634)	(1,693,644)	(48,694,584)	(45,331,621)
Net increase (decrease)	1,772,857	810,225	$48,029,930	$22,316,536
Service Class 2
Shares sold	404,865	454,054	$11,283,158	$12,115,198
Reinvestment of distributions	175,471	56,954	4,763,866	1,488,104
Shares redeemed	(493,113)	(286,277)	(13,750,122)	(7,693,420)
Net increase (decrease)	87,223	224,731	$2,296,902	$5,909,882
VIP Freedom 2045 Portfolio
Initial Class
Shares sold	233,852	248,890	$6,724,463	$6,810,083
Reinvestment of distributions	74,129	24,011	2,081,389	644,337
Shares redeemed	(135,770)	(109,200)	(3,847,816)	(3,021,983)
Net increase (decrease)	172,211	163,701	$4,958,036	$4,432,437
Service Class
Shares sold	1,481,525	838,926	$41,616,651	$23,224,944
Reinvestment of distributions	174,685	53,561	4,898,783	1,431,254
Shares redeemed	(693,376)	(616,539)	(19,866,583)	(16,822,669)
Net increase (decrease)	962,834	275,948	$26,648,851	$7,833,529
Service Class 2
Shares sold	849,297	724,114	$23,937,144	$19,629,173
Reinvestment of distributions	347,943	117,865	9,631,813	3,116,925
Shares redeemed	(906,292)	(420,852)	(25,746,670)	(11,421,847)
Net increase (decrease)	290,948	421,127	$7,822,287	$11,324,251
VIP Freedom 2050 Portfolio
Initial Class
Shares sold	410,521	537,589	$10,605,426	$13,359,347
Reinvestment of distributions	114,305	41,100	2,896,851	992,104
Shares redeemed	(281,989)	(454,781)	(7,237,868)	(11,108,842)
Net increase (decrease)	242,837	123,908	$6,264,409	$3,242,609
Service Class
Shares sold	1,047,490	780,515	$27,059,562	$19,389,175
Reinvestment of distributions	188,569	66,891	4,753,882	1,609,195
Shares redeemed	(963,713)	(520,035)	(25,145,764)	(12,919,038)
Net increase (decrease)	272,346	327,371	$6,667,680	$8,079,332
Service Class 2
Shares sold	604,756	654,132	$15,493,722	$15,977,764
Reinvestment of distributions	263,135	90,532	6,581,959	2,158,455
Shares redeemed	(494,175)	(466,286)	(12,614,389)	(11,461,812)
Net increase (decrease)	373,716	278,378	$9,461,292	$6,674,407
VIP Freedom 2055 Portfolio
Initial Class
Shares sold	178,360	194,369	$2,620,070	$2,667,830
Reinvestment of distributions	25,397	7,661	364,198	105,165
Shares redeemed	(123,702)	(80,542)	(1,803,464)	(1,135,377)
Net increase (decrease)	80,055	121,488	$1,180,804	$1,637,618
Service Class
Shares sold	626,419	284,261	$8,895,973	$3,991,814
Reinvestment of distributions	48,657	12,346	700,357	168,172
Shares redeemed	(187,561)	(188,049)	(2,644,131)	(2,614,190)
Net increase (decrease)	487,515	108,558	$6,952,199	$1,545,796
Service Class 2
Shares sold	248,207	299,655	$3,585,392	$4,158,264
Reinvestment of distributions	61,828	18,368	878,788	248,909
Shares redeemed	(85,815)	(102,054)	(1,235,006)	(1,453,013)
Net increase (decrease)	224,220	215,969	$3,229,174	$2,954,160
VIP Freedom 2060 Portfolio
Initial Class
Shares sold	138,681	131,915	$1,993,576	$1,799,085
Reinvestment of distributions	15,417	4,746	217,092	64,106
Shares redeemed	(124,271)	(60,081)	(1,751,059)	(825,218)
Net increase (decrease)	29,827	76,580	$459,609	$1,037,973
Service Class
Shares sold	397,512	513,380	$5,680,693	$7,166,128
Reinvestment of distributions	76,332	29,300	1,065,162	390,876
Shares redeemed	(613,166)	(593,023)	(8,656,242)	(7,925,941)
Net increase (decrease)	(139,322)	(50,343)	$(1,910,387)	$(368,937)
Service Class 2
Shares sold	268,824	222,528	$3,773,535	$3,031,935
Reinvestment of distributions	64,369	16,712	898,646	222,682
Shares redeemed	(62,108)	(28,199)	(864,633)	(390,268)
Net increase (decrease)	271,085	211,041	$3,807,548	$2,864,349
VIP Freedom 2065 Portfolio
Initial Class
Shares sold	137,424	97,358	$1,950,580	$1,316,511
Reinvestment of distributions	11,342	1,944	163,007	26,469
Shares redeemed	(46,336)	(23,342)	(659,155)	(314,702)
Net increase (decrease)	102,430	75,960	$1,454,432	$1,028,278
Service Class
Shares sold	300,315	234,751	$4,233,026	$3,213,478
Reinvestment of distributions	25,765	4,861	365,506	65,687
Shares redeemed	(216,725)	(99,069)	(3,102,842)	(1,335,547)
Net increase (decrease)	109,355	140,543	$1,495,690	$1,943,618
Service Class 2
Shares sold	38,147	45,463	$546,276	$643,125
Reinvestment of distributions	6,654	1,145	94,316	15,465
Shares redeemed	(9,022)	(3,424)	(124,493)	(46,909)
Net increase (decrease)	35,779	43,184	$516,099	$611,681
VIP Freedom 2070 Portfolio
Initial Class
Shares sold	-	30,000	$ -	$300,000
Net increase (decrease)	-	30,000	$-	$300,000
Service Class
Shares sold	492,310	10,000	$5,536,636	$100,000
Reinvestment of distributions	1,422	-	16,006	-
Shares redeemed	(238,253)	-	(2,658,102)	-
Net increase (decrease)	255,479	10,000	$2,894,540	$100,000
Service Class 2
Shares sold	2,307	10,000	$24,850	$100,000
Reinvestment of distributions	8	-	90	-
Shares redeemed	(12)	-	(129)	-
Net increase (decrease)	2,303	10,000	$24,811	$100,000

A Share transactions for VIP Freedom 2070 Portfolio are for the period July 1, 2024 (commencement of operations) through December 31, 2024.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income Portfolio	11%	3	62%
VIP Freedom 2010 Portfolio	-	1	82%
VIP Freedom 2015 Portfolio	26%	2	22%
VIP Freedom 2020 Portfolio	-	1	65%
VIP Freedom 2025 Portfolio	-	3	53%
VIP Freedom 2030 Portfolio	-	2	51%
VIP Freedom 2035 Portfolio	-	5	77%
VIP Freedom 2040 Portfolio	-	2	55%
VIP Freedom 2045 Portfolio	-	4	70%
VIP Freedom 2050 Portfolio	-	4	77%
VIP Freedom 2055 Portfolio	-	2	63%
VIP Freedom 2060 Portfolio	-	2	76%
VIP Freedom 2065 Portfolio	11%	3	64%
VIP Freedom 2070 Portfolio	16%	1	76%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	23%
VIP Overseas Portfolio	32%
VIP Value Portfolio	20%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Prior Fiscal Year Reorganization Information.
On June 7, 2024, VIP Freedom Income Portfolio acquired all of the assets and assumed all of the liabilities of VIP Freedom 2005 Portfolio ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the VIP Freedom Income Portfolio. The acquisition was accomplished by an exchange of each class of VIP Freedom Income Portfolio for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by VIP Freedom Income Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of VIP Freedom Income Portfolio's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
VIP Freedom 2005 Portfolio	8,901,778	394,296
Initial Class			4,968,120	446,775	1.0339208633
Service Class			3,655,826	329,353	1.0437297297
Service Class 2			279,044	25,230	1.0365009042

Surviving Fund	Net Assets $	Total net assets after the acquisition $
VIP Freedom Income Portfolio	69,407,822	78,310,812

Pro forma results of operations of the combined entity for the entire period ended December 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$2,977,729
Total net realized gain (loss)	1,095,342
Total change in net unrealized appreciation (depreciation)	(826,367)
Net increase (decrease) in net assets resulting from operations	$3,246,704

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the VIP Freedom Income Portfolio's Statement of Operations since June 7, 2024.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Freedom Income Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, VIP Freedom 2065 Portfolio and VIP Freedom 2070 Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of VIP Freedom Income Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, VIP Freedom 2065 Portfolio and VIP Freedom 2070 Portfolio (the "Funds"), each a fund of Variable Insurance Products Fund V, including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, except for the statements of changes in net assets and financial highlights for VIP Freedom 2070 Portfolio, which are for the year then ended and for the period from July 1, 2024 (commencement of operations) through December 31, 2024, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2025, or, if subsequently determined to be different, the net capital gain of such year.

VIP Freedom Income Portfolio	$899,463
VIP Freedom 2010 Portfolio	$5,694,673
VIP Freedom 2015 Portfolio	$3,222,028
VIP Freedom 2020 Portfolio	$33,899,995
VIP Freedom 2025 Portfolio	$18,676,271
VIP Freedom 2030 Portfolio	$41,434,189
VIP Freedom 2035 Portfolio	$24,630,375
VIP Freedom 2040 Portfolio	$28,699,482
VIP Freedom 2045 Portfolio	$18,241,428
VIP Freedom 2050 Portfolio	$14,695,387
VIP Freedom 2055 Portfolio	$2,479,705
VIP Freedom 2060 Portfolio	$2,064,905
VIP Freedom 2065 Portfolio	$838,309
VIP Freedom 2070 Portfolio	$48,540

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

VIP Freedom Income Portfolio	33.11%
VIP Freedom 2010 Portfolio	29.41%
VIP Freedom 2015 Portfolio	23.76%
VIP Freedom 2020 Portfolio	19.03%
VIP Freedom 2025 Portfolio	16.77%
VIP Freedom 2030 Portfolio	13.31%
VIP Freedom 2035 Portfolio	9.57%
VIP Freedom 2040 Portfolio	5.25%
VIP Freedom 2045 Portfolio	3.03%
VIP Freedom 2050 Portfolio	2.92%
VIP Freedom 2055 Portfolio	2.62%
VIP Freedom 2060 Portfolio	2.68%
VIP Freedom 2065 Portfolio	2.58%
VIP Freedom 2070 Portfolio	2.86%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

VIP Freedom Income Portfolio	$3,341,419
VIP Freedom 2010 Portfolio	$6,475,400
VIP Freedom 2015 Portfolio	$1,347,269
VIP Freedom 2020 Portfolio	$10,270,188
VIP Freedom 2025 Portfolio	$7,204,752
VIP Freedom 2030 Portfolio	$13,725,377
VIP Freedom 2035 Portfolio	$5,584,405
VIP Freedom 2040 Portfolio	$2,892,745
VIP Freedom 2045 Portfolio	$761,807
VIP Freedom 2050 Portfolio	$593,845
VIP Freedom 2055 Portfolio	$86,991
VIP Freedom 2060 Portfolio	$81,084
VIP Freedom 2065 Portfolio	$29,903
VIP Freedom 2070 Portfolio	$2,361

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Initial Class	Service Class	Service Class 2
VIP Freedom Income Portfolio
February, 2025	0%	0%	0%
December, 2025	3%	3%	3%
VIP Freedom 2010 Portfolio
February, 2025	0%	0%	0%
December, 2025	4%	4%	5%
VIP Freedom 2015 Portfolio
February, 2025	0%	0%	0%
December, 2025	6%	6%	6%
VIP Freedom 2020 Portfolio
February, 2025	0%	0%	0%
December, 2025	8%	9%	9%
VIP Freedom 2025 Portfolio
February, 2025	0%	0%	0%
December, 2025	11%	11%	12%
VIP Freedom 2030 Portfolio
February, 2025	0%	0%	0%
December, 2025	12%	13%	14%
VIP Freedom 2035 Portfolio
February, 2025	0%	0%	0%
December, 2025	15%	16%	17%
VIP Freedom 2040 Portfolio
February, 2025	0%	0%	0%
December, 2025	22%	23%	25%
VIP Freedom 2045 Portfolio
February, 2025	0%	0%	0%
December, 2025	28%	29%	32%
VIP Freedom 2050 Portfolio
February, 2025	1%	1%	1%
December, 2025	28%	30%	33%
VIP Freedom 2055 Portfolio
February, 2025	0%	0%	0%
December, 2025	28%	30%	33%
VIP Freedom 2060 Portfolio
February, 2025	0%	0%	0%
December, 2025	28%	30%	32%
VIP Freedom 2065 Portfolio
February, 2025	1%	1%	1%
December, 2025	27%	29%	31%
VIP Freedom 2070 Portfolio
February, 2025	1%	1%	1%
December, 2025	23%	23%	45%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:
	Pay Date	Income	Taxes
VIP Freedom Income Portfolio
Initial Class	12/17/2025	0.0353	0.0032
Service Class	12/17/2025	0.0343	0.0032
Service Class 2	12/17/2025	0.0323	0.0032
VIP Freedom 2010 Portfolio
Initial Class	12/17/2025	0.0411	0.0037
Service Class	12/17/2025	0.0397	0.0037
Service Class 2	12/17/2025	0.0375	0.0037
VIP Freedom 2015 Portfolio
Initial Class	12/17/2025	0.0478	0.0045
Service Class	12/17/2025	0.0459	0.0045
Service Class 2	12/17/2025	0.0431	0.0045
VIP Freedom 2020 Portfolio
Initial Class	12/17/2025	0.0599	0.0059
Service Class	12/17/2025	0.0573	0.0059
Service Class 2	12/17/2025	0.0538	0.0059
VIP Freedom 2025 Portfolio
Initial Class	12/17/2025	0.0791	0.0087
Service Class	12/17/2025	0.0759	0.0087
Service Class 2	12/17/2025	0.0702	0.0087
VIP Freedom 2030 Portfolio
Initial Class	12/17/2025	0.0880	0.0099
Service Class	12/17/2025	0.0844	0.0099
Service Class 2	12/17/2025	0.0788	0.0099
VIP Freedom 2035 Portfolio
Initial Class	12/17/2025	0.1656	0.0187
Service Class	12/17/2025	0.1590	0.0187
Service Class 2	12/17/2025	0.1476	0.0187
VIP Freedom 2040 Portfolio
Initial Class	12/17/2025	0.1970	0.0220
Service Class	12/17/2025	0.1878	0.0220
Service Class 2	12/17/2025	0.1720	0.0220
VIP Freedom 2045 Portfolio
Initial Class	12/17/2025	0.2145	0.0246
Service Class	12/17/2025	0.2032	0.0246
Service Class 2	12/17/2025	0.1835	0.0246
VIP Freedom 2050 Portfolio
Initial Class	12/17/2025	0.1950	0.0223
Service Class	12/17/2025	0.1840	0.0223
Service Class 2	12/17/2025	0.1677	0.0223
VIP Freedom 2055 Portfolio
Initial Class	12/30/2025	0.1079	0.0122
Service Class	12/30/2025	0.1028	0.0122
Service Class 2	12/30/2025	0.0928	0.0122
VIP Freedom 2060 Portfolio
Initial Class	12/30/2025	0.1111	0.0125
Service Class	12/30/2025	0.1043	0.0125
Service Class 2	12/30/2025	0.0966	0.0125
VIP Freedom 2065 Portfolio
Initial Class	12/30/2025	0.1090	0.0123
Service Class	12/30/2025	0.1032	0.0123
Service Class 2	12/30/2025	0.0951	0.0123
VIP Freedom 2070 Portfolio
Initial Class	12/30/2025	0.0202	0.0023
Service Class	12/30/2025	0.0198	0.0023
Service Class 2	12/30/2025	0.0102	0.0023

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Freedom Income Portfolio
VIP Freedom 2010 Portfolio
VIP Freedom 2015 Portfolio
VIP Freedom 2020 Portfolio
VIP Freedom 2025 Portfolio
VIP Freedom 2030 Portfolio
VIP Freedom 2035 Portfolio
VIP Freedom 2040 Portfolio
VIP Freedom 2045 Portfolio
VIP Freedom 2050 Portfolio
VIP Freedom 2055 Portfolio
VIP Freedom 2060 Portfolio
VIP Freedom 2065 Portfolio
VIP Freedom 2070 Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract, and each fund's Advisory Contract collectively, the Advisory Contracts). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contract. The Board considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered FMR's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the investment adviser, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board noted that the funds do not pay FMR a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. In its review of the total expense ratio of the representative class (Initial Class, where Fidelity generally selects the largest class without fund-paid 12b-1 fees by asset total in a given fund category) of each fund, the Board noted that each fund invests in a class of shares of the underlying Fidelity funds that does not charge a 12b-1 fee. The Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for Initial Class of each fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons for Initial Class of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Initial Class of each fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of Initial Class of each fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of each fund ranked below the competitive median of the total peer group for 2024. The information presented to the Board indicated that the total expense ratio of Initial Class of each fund (except the VIP Freedom 2055 through VIP Freedom 2070 vintages) ranked below the competitive median of the asset-sized peer group for 2024 and, for the VIP Freedom 2055 through VIP Freedom 2070 vintages, ranked above the competitive median of the asset-sized peer group for 2024. The Board considered that the VIP target date total peer groups contain a combination of active, blend and passive competitors.
The Board also considered that the total expenses for Service Class and Service Class 2 of certain funds ranked in the 3rd or 4th quartile of the total peer group. The Board considered that Service Class and Service Class 2 have a 0.10% and a 0.25% 12b-1 fee, respectively, whereas most of the classes in the insurance universe do not have 12b-1 fees. Additionally, the VIP target date total peer groups may contain a combination of active, blend and passive competitors. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the funds and all the Fidelity funds, including the Fidelity funds in which the funds invest.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.
Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2026.

1.826371.121
VIPFF2K-ANN-0226
Fidelity® Variable Insurance Products:

VIP Bond Index Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Bond Index Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Ally Auto Receivables Trust Series 2025-1 Class A3, 3.96% 3/15/2030	100,000	100,320
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/16/2030	100,000	103,383
BMW Vehicle Lease Trust Series 2025-2 Class A3, 3.97% 9/25/2028	130,000	130,360
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	60,000	60,606
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	116,000	114,757
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	150,000	141,322
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	24,033	24,122
Capital One Prime Auto Receivables Trust Series 2025-1 Class A3, 3.85% 7/15/2030	230,000	230,159
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	27,767	27,766
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	102,776	103,263
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	202,121
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	85,000	86,255
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	230,000	230,425
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	105,000	105,282
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	400,000	413,798
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	100,000	110,377
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	250,000	251,060
Eart Series 2025-5A Class A3, 4.24% 11/15/2029	140,000	140,422
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	258,000	259,116
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	60,322	60,480
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	250,000	252,763
Ford Credit Floorplan Master Owner Trust A Series 2025-2 Class A1, 4.06% 9/15/2030	140,000	140,457
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	60,000	60,493
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	87,358	87,511
Gm Financial Consumer Automobile Receivables Trust Series 2025-4 Class A3, 3.84% 2/18/2031	140,000	140,144
Harot Series 2025-4 Class A3, 3.98% 6/17/2030	230,000	231,048
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	180,000	182,007
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	23,331	23,383
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	37,865	37,896
Hyundai Auto Receivables Trust Series 2025-D Class A3, 3.99% 9/16/2030	270,000	271,095
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	55,000	55,800
Mercedes-Benz Auto Lease Trust Series 2025-B Class A3, 3.88% 4/16/2029	225,000	225,241
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	35,000	35,428
Santander Drive Auto Receivables Trust Series 2025-4 Class A3, 4.17% 4/15/2030	160,000	160,616
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	170,000	171,829
Toyota Auto Receivables Owner Trust Series 2025-D Class A3, 3.84% 6/17/2030	230,000	230,288
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	55,000	55,602
World Omni Auto Receivables Trust Series 2025-D Class A3, 3.95% 3/17/2031	90,000	90,276
TOTAL UNITED STATES		5,347,271
TOTAL ASSET-BACKED SECURITIES (Cost $5,332,891)		5,347,271

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of America NA 6% 10/15/2036	250,000	271,260
Capital One NA 2.7% 2/6/2030	500,000	471,231
Truist Bank 3.3% 5/15/2026	200,000	199,431
Truist Bank 4.136% 10/23/2029 (c)	300,000	299,772

TOTAL UNITED STATES		1,241,694
TOTAL BANK NOTES (Cost $1,263,938)		1,241,694

Commercial Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	36,086	35,946
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	360,000	321,372
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	100,000	91,262
BANK Series 2025-BNK51 Class A5, 5.29% 12/25/2067	280,000	288,755
BANK5 Series 2025-5YR18 Class A3, 5.145% 12/15/2058	190,000	195,484
BANK5 Series 2025-5YR19 Class A3, 5.27% 12/15/2058	159,000	164,416
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	220,000	197,443
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	281,000	301,344
BBCMS Mortgage Trust Series 2025-C39 Class A5, 5.2969% 12/15/2058	260,000	268,728
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	36,000	34,534
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	130,000	128,022
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	410,000	363,824
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	500,000	448,566
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	100,000	92,992
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	50,000	53,030
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	979,000	1,040,100
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	210,000	216,356
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	90,000	89,651
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	1,000,000	995,332
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	123,000	123,305
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	200,000	189,542
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	200,000	188,922
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	145,643	144,604
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	130,000	128,869
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	20,000	20,034
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	80,000	80,139
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	124,000	121,917
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	300,000	290,595
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	680,000	638,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	770,000	687,806
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	590,000	526,420
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	590,000	527,258
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	890,000	794,373
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	700,000	625,380
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	100,000	90,049
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	200,000	182,264
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	200,000	181,465
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	800,000	718,182
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	125,000	125,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (c)	420,000	436,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	380,000	382,183
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-175 Class A2, 4.42% 10/25/2035	60,000	59,635
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	130,000	131,900
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	560,000	565,851
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	770,000	778,695
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	210,000	211,725
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	260,000	245,051
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	10,284	10,126
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	428,033
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class A3, 2.698% 2/15/2053	100,000	93,516
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (c)	100,000	89,319
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	70,000	75,642
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	350,000	339,183
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	200,000	189,813
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	538,000	514,501
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	90,000	84,401
TOTAL UNITED STATES		16,349,304
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $17,382,892)		16,349,304

Foreign Government and Government Agency Obligations - 1.7%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Province of Alberta 1.3% 7/22/2030	130,000	116,151
Province of Alberta 3.3% 3/15/2028	75,000	74,361
Province of British Columbia 4.2% 7/6/2033	140,000	138,967
Province of British Columbia 4.8% 6/11/2035	270,000	275,472
Province of British Columbia 4.9% 4/24/2029	200,000	207,204
Province of Ontario 1.05% 5/21/2027	1,413,000	1,364,324
Province of Ontario 1.125% 10/7/2030	175,000	154,338
Province of Ontario 2.125% 1/21/2032	200,000	178,526
Province of Ontario 4.45% 11/20/2035	110,000	109,342
Province of Ontario 4.7% 1/15/2030	150,000	154,694
Province of Quebec 1.9% 4/21/2031	220,000	198,074
Province of Quebec 2.75% 4/12/2027	95,000	93,870
Province of Quebec 3.625% 4/13/2028	250,000	249,664
Province of Quebec 4.25% 9/5/2034	50,000	49,470
Province of Quebec 4.625% 8/28/2035	120,000	120,905
TOTAL CANADA		3,485,362
CHILE - 0.1%
Chilean Republic 2.45% 1/31/2031	220,000	201,190
Chilean Republic 3.24% 2/6/2028	200,000	196,600
Chilean Republic 3.86% 6/21/2047	325,000	260,813
Chilean Republic 4.95% 1/5/2036	270,000	272,700
Chilean Republic 5.65% 1/13/2037	200,000	211,350
TOTAL CHILE		1,142,653
INDONESIA - 0.1%
Indonesia Government 2.85% 2/14/2030	200,000	189,200
Indonesia Government 3.5% 2/14/2050	500,000	365,375
Indonesia Government 3.85% 10/15/2030	348,000	342,084
Indonesia Government 4.1% 4/24/2028	200,000	200,325
Indonesia Government 4.9% 4/16/2036	220,000	219,725
Indonesia Government 5.25% 1/15/2030	300,000	311,064
TOTAL INDONESIA		1,627,773
ISRAEL - 0.1%
Israel Government 2.75% 7/3/2030	210,000	195,423
Israel Government 3.25% 1/17/2028	200,000	196,436
Israel Government 3.375% 1/15/2050	225,000	150,894
Israel Government 5.375% 2/19/2030	580,000	599,906
Israel Government 5.5% 3/12/2034	200,000	207,177
Israel Government 5.625% 2/19/2035	260,000	271,327
TOTAL ISRAEL		1,621,163
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	350,000	336,478
Italian Republic 4% 10/17/2049	200,000	153,097
TOTAL ITALY		489,575
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	200,000	178,423
KOREA (SOUTH) - 0.1%
Korean Republic 1% 9/16/2030	230,000	201,813
Korean Republic 3.625% 10/29/2030	200,000	198,562
Korean Republic 4.5% 7/3/2029	200,000	204,480
TOTAL KOREA (SOUTH)		604,855
MEXICO - 0.4%
United Mexican States 3.25% 4/16/2030	1,471,000	1,388,624
United Mexican States 3.5% 2/12/2034	619,000	535,435
United Mexican States 4.5% 1/31/2050	480,000	363,120
United Mexican States 4.75% 3/22/2031	400,000	395,460
United Mexican States 4.75% 3/8/2044	120,000	98,820
United Mexican States 4.75% 4/27/2032	387,000	376,907
United Mexican States 5.85% 7/2/2032	550,000	565,950
United Mexican States 6% 5/13/2030	200,000	209,500
United Mexican States 6.05% 1/11/2040	170,000	169,218
United Mexican States 6.625% 1/29/2038	463,000	483,604
TOTAL MEXICO		4,586,638
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	800,000	748,800
Panamanian Republic 4.5% 4/16/2050	250,000	192,467
Panamanian Republic 6.7% 1/26/2036	100,000	107,396
Panamanian Republic 7.875% 3/1/2057	200,000	232,636
TOTAL PANAMA		1,281,299
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	340,000	280,925
Peruvian Republic 2.78% 12/1/2060	100,000	54,400
Peruvian Republic 3.55% 3/10/2051	170,000	119,425
Peruvian Republic 5.5% 3/30/2036	448,000	457,184
Peruvian Republic 5.875% 8/8/2054	70,000	69,230
Peruvian Republic 6.2% 6/30/2055	90,000	92,655
TOTAL PERU		1,073,819
PHILIPPINES - 0.2%
Philippine Republic 2.65% 12/10/2045	600,000	397,725
Philippine Republic 3% 2/1/2028	200,000	195,500
Philippine Republic 4.75% 3/5/2035	200,000	200,500
Philippine Republic 5% 7/17/2033	200,000	205,188
Philippine Republic 5.17% 10/13/2027	200,000	203,812
Philippine Republic 5.5% 2/4/2035	200,000	211,644
Philippine Republic 6.375% 10/23/2034	100,000	112,312
Philippine Republic 7.75% 1/14/2031	300,000	348,000
Philippine Republic 9.5% 2/2/2030	110,000	132,172
TOTAL PHILIPPINES		2,006,853
POLAND - 0.1%
Republic of Poland 4.625% 3/18/2029	230,000	234,407
Republic of Poland 4.875% 2/12/2030	150,000	154,950
Republic of Poland 5.125% 9/18/2034	150,000	153,416
Republic of Poland 5.375% 2/12/2035	150,000	155,738
Republic of Poland 5.5% 3/18/2054	130,000	124,008
Republic of Poland 5.5% 4/4/2053	100,000	95,425
TOTAL POLAND		917,944
URUGUAY - 0.1%
Uruguay Republic 5.442% 2/14/2037	80,000	83,280
Uruguay Republic 7.625% 3/21/2036	678,000	822,075
TOTAL URUGUAY		905,355
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $21,111,828)		19,921,712

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
California - 0.2%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	195,000	127,770
General Obligations - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	80,000	71,133
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	40,000	31,315
State of California 7.55% 4/1/2039	145,000	175,968
State of California 7.6% 11/1/2040	350,000	428,407
TOTAL GENERAL OBLIGATIONS		706,823
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	150,000	97,243
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	175,000	116,854
TOTAL HEALTH CARE		214,097
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	75,000	79,119
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	75,000	85,639
TOTAL TRANSPORTATION		164,758
TOTAL CALIFORNIA		1,213,448
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	45,000	32,016
Illinois - 0.1%
General Obligations - 0.1%
Illinois St Gen. Oblig. 5.1% 6/1/2033	436,275	447,125
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	250,000	277,844
TOTAL ILLINOIS		724,969
Massachusetts - 0.0%
Water & Sewer - 0.0%
Massachusetts St Wtr Res Auth Series 2021C, 2.823% 8/1/2041	100,000	80,096
Michigan - 0.0%
Education - 0.0%
University MI Univ Revs 4.454% 4/1/2122	80,000	62,238
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	100,000	76,693
TOTAL MICHIGAN		138,931
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.414% 1/1/2040	160,000	191,767
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	400,000	257,176
New York - 0.0%
General Obligations - 0.0%
City of New York NY 6.271% 12/1/2037	100,000	107,205
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	200,000	169,328
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	60,000	65,322
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	100,000	103,559
TOTAL NEW YORK		445,414
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 7.834% 2/15/2041	55,000	64,868
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev Series 2025A, 5.469% 2/1/2045	25,000	25,107
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	200,000	137,098
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	65,000	56,043
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	20,000	15,299
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	150,000	108,610
TOTAL TRANSPORTATION		179,952
TOTAL TEXAS		342,157
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	140,000	86,463
TOTAL MUNICIPAL SECURITIES (Cost $4,550,081)		3,577,305

Non-Convertible Corporate Bonds - 26.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
National Australia Bank Ltd/New York 4.966% 1/12/2026	260,000	260,058
Westpac Banking Corp 3.02% 11/18/2036 (c)	140,000	126,388
Westpac Banking Corp 3.133% 11/18/2041	60,000	45,388
Westpac Banking Corp 4.11% 7/24/2034 (c)	320,000	314,861
Westpac Banking Corp 4.354% 7/1/2030	230,000	232,505
TOTAL FINANCIALS		979,200
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 5% 2/15/2036	130,000	131,580
BHP Billiton Finance USA Ltd 5% 9/30/2043	176,000	167,147
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	90,000	93,493
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	60,000	61,946
BHP Billiton Finance USA Ltd 5.75% 9/5/2055	10,000	10,194
Rio Tinto Finance USA Ltd 2.75% 11/2/2051	120,000	74,383
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	120,000	119,675
Rio Tinto Finance USA PLC 4.875% 3/14/2030	140,000	143,828
Rio Tinto Finance USA PLC 5.25% 3/14/2035	180,000	185,478
Rio Tinto Finance USA PLC 5.75% 3/14/2055	75,000	76,475
TOTAL MATERIALS		1,064,199
TOTAL AUSTRALIA		2,043,399
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 4.5% 6/1/2050	100,000	89,795
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	78,000	68,840
Anheuser-Busch InBev Worldwide Inc 4.75% 4/15/2058	140,000	121,890
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	461,000	440,173
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039 (e)	270,000	279,518
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	130,000	129,715
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	190,000	193,693

TOTAL BELGIUM		1,323,624
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 3.75% 7/8/2030	300,000	288,114
Vale Overseas Ltd 6.4% 6/28/2054	90,000	91,845
		379,959
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	298,000	281,796
TOTAL BRAZIL		661,755
CANADA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Bell Canada 5.1% 5/11/2033	100,000	101,432
Bell Canada 5.55% 2/15/2054	130,000	123,495
TELUS Corp 3.4% 5/13/2032	130,000	119,914
		344,841
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.8% 3/15/2032	130,000	122,481
Rogers Communications Inc 4.55% 3/15/2052	160,000	127,324
Rogers Communications Inc 7.5% 8/15/2038	160,000	184,492
		434,297
TOTAL COMMUNICATION SERVICES		779,138
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	558,000	556,479
Canadian Natural Resources Ltd 4.95% 6/1/2047	19,000	16,722
Canadian Natural Resources Ltd 5% 12/15/2029	300,000	307,670
Canadian Natural Resources Ltd 5.4% 12/15/2034	100,000	101,799
Cenovus Energy Inc 5.4% 3/20/2036	60,000	59,921
Cenovus Energy Inc 5.4% 6/15/2047	74,000	67,445
Enbridge Inc 2.5% 8/1/2033	100,000	85,881
Enbridge Inc 4.2% 11/20/2028	100,000	100,096
Enbridge Inc 4.5% 2/15/2031	60,000	59,938
Enbridge Inc 5.5% 12/1/2046	60,000	58,996
Enbridge Inc 5.625% 4/5/2034	140,000	146,149
Enbridge Inc 5.7% 3/8/2033	220,000	231,724
Enbridge Inc 5.95% 4/5/2054	40,000	40,492
Enbridge Inc 7.2% 6/27/2054 (c)	90,000	95,301
Enbridge Inc 8.5% 1/15/2084 (c)	40,000	45,867
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029	40,000	40,576
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034	40,000	40,396
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054	40,000	38,426
Suncor Energy Inc 4% 11/15/2047	179,000	135,917
Transcanada Pipelines Ltd Residual Strip 4.1% 4/15/2030	190,000	187,824
Transcanada Pipelines Ltd Residual Strip 7% 6/1/2065 (c)	20,000	20,616
Transcanada Pipelines Ltd Residual Strip 7.625% 1/15/2039	231,000	273,956
TOTAL ENERGY		2,712,191
Financials - 0.4%
Banks - 0.4%
Bank of Montreal 3.088% 1/10/2037 (c)	110,000	98,995
Bank of Montreal 4.35% 9/22/2031 (c)	90,000	89,885
Bank of Montreal 5.266% 12/11/2026	300,000	303,834
Bank of Montreal 5.717% 9/25/2028	70,000	72,982
Bank of Nova Scotia/The 1.95% 2/2/2027	100,000	98,020
Bank of Nova Scotia/The 4.338% 9/15/2031 (c)	220,000	219,245
Bank of Nova Scotia/The 4.588% 5/4/2037 (c)	50,000	48,715
Bank of Nova Scotia/The 4.85% 2/1/2030	120,000	122,807
Bank of Nova Scotia/The 5.25% 6/12/2028	160,000	164,777
Canadian Imperial Bank of Commerce 3.45% 4/7/2027	340,000	338,272
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	54,000	51,446
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	119,000	129,302
Royal Bank of Canada 3.625% 5/4/2027	190,000	189,781
Royal Bank of Canada 3.995% 11/3/2028 (c)	200,000	200,132
Royal Bank of Canada 4.305% 11/3/2031 (c)	30,000	29,852
Royal Bank of Canada 4.65% 10/18/2030 (c)	20,000	20,279
Royal Bank of Canada 4.696% 8/6/2031 (c)	60,000	60,771
Royal Bank of Canada 4.715% 3/27/2028 (c)	190,000	191,622
Royal Bank of Canada 5% 5/2/2033	130,000	133,469
Royal Bank of Canada 5.15% 2/1/2034	180,000	187,621
Royal Bank of Canada 5.153% 2/4/2031 (c)	110,000	113,246
Royal Bank of Canada 6% 11/1/2027	100,000	103,820
Toronto Dominion Bank 1.95% 1/12/2027	100,000	98,118
Toronto Dominion Bank 2.45% 1/12/2032	90,000	80,444
Toronto Dominion Bank 4.456% 6/8/2032	200,000	199,612
Toronto Dominion Bank 4.808% 6/3/2030	40,000	40,820
Toronto Dominion Bank 4.928% 10/15/2035	30,000	29,978
Toronto Dominion Bank 5.156% 1/10/2028	360,000	368,150
		3,785,995
Capital Markets - 0.0%
Brookfield Finance Inc 2.724% 4/15/2031	312,000	285,746
Brookfield Finance Inc 4.85% 3/29/2029	80,000	81,263
Brookfield Finance Inc 5.813% 3/3/2055	100,000	98,650
Brookfield Finance Inc 5.968% 3/4/2054	50,000	50,468
Brookfield Finance Inc 6.35% 1/5/2034	30,000	32,578
		548,705
Insurance - 0.0%
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	90,000	93,889
Fairfax Financial Holdings Ltd 5.75% 5/20/2035	90,000	93,372
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	70,000	70,174
Manulife Financial Corp 4.986% 12/11/2035	60,000	59,852
Manulife Financial Corp 5.375% 3/4/2046	40,000	39,411
		356,698
TOTAL FINANCIALS		4,691,398
Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	210,000	124,302
Canadian National Railway Co 4.2% 3/12/2031	200,000	199,621
Canadian Pacific Railway Co 1.75% 12/2/2026	140,000	137,267
Canadian Pacific Railway Co 2.45% 12/2/2031	140,000	125,953
Canadian Pacific Railway Co 3.1% 12/2/2051	140,000	92,877
Canadian Pacific Railway Co 4.2% 11/15/2069	70,000	51,980
Canadian Pacific Railway Co 6.125% 9/15/2115	20,000	19,931
		751,931
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026	76,000	75,691
TR Finance LLC 5.85% 4/15/2040	40,000	41,455
		117,146
TOTAL INDUSTRIALS		869,077
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.125% 3/15/2035	90,000	83,122
Nutrien Ltd 4.2% 4/1/2029	13,000	12,977
Nutrien Ltd 4.9% 3/27/2028	160,000	162,891
Nutrien Ltd 5% 4/1/2049	103,000	92,236
		351,226
Metals & Mining - 0.0%
Barrick Mining Corp 5.25% 4/1/2042	163,000	159,830
TOTAL MATERIALS		511,056
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031	120,000	108,440
TOTAL CANADA		9,671,300
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 2.125% 2/9/2031	240,000	217,644
Alibaba Group Holding Ltd 3.15% 2/9/2051	245,000	166,245
Alibaba Group Holding Ltd 4.875% 5/26/2030	200,000	206,370

TOTAL CHINA		590,259
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 9% 3/1/2031 (c)	180,000	216,599
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 2.829% 1/10/2030	200,000	191,497
TotalEnergies Capital International SA 3.127% 5/29/2050	220,000	146,640
TotalEnergies Capital SA 5.15% 4/5/2034	60,000	62,290
TotalEnergies Capital SA 5.488% 4/5/2054	200,000	193,384
TotalEnergies Capital SA 5.638% 4/5/2064	30,000	28,974
TOTAL ENERGY		622,785
TOTAL FRANCE		839,384
GERMANY - 0.2%
Financials - 0.2%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	150,000	147,568
Deutsche Bank AG/New York NY 3.547% 9/18/2031 (c)	170,000	162,236
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (c)	200,000	189,029
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	150,000	151,516
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	170,000	172,610
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	150,000	153,071
		976,030
Financial Services - 0.1%
KfW 0% 4/18/2036 (g)	200,000	128,957
KfW 2.875% 4/3/2028	14,000	13,795
KfW 3.875% 5/15/2028	1,000,000	1,007,512
KfW 4.75% 10/29/2030	170,000	177,333
Landwirtschaftliche Rentenbank 3.625% 10/8/2030	260,000	258,990
		1,586,587
TOTAL GERMANY		2,562,617
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	60,000	57,515
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	250,000	246,602
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	150,000	122,578
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	200,000	199,388
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	150,000	150,013
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/2027	220,000	221,799
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	200,000	201,990
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	150,000	153,369
TOTAL FINANCIALS		1,295,739
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030	200,000	206,270
TOTAL IRELAND		1,502,009
JAPAN - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Toyota Motor Corp 4.186% 6/30/2027	270,000	271,642
Toyota Motor Corp 4.45% 6/30/2030	190,000	192,322
Toyota Motor Corp 5.053% 6/30/2035	50,000	51,448
TOTAL CONSUMER DISCRETIONARY		515,412
Financials - 0.6%
Banks - 0.5%
Japan Bank for International Cooperation 1.25% 1/21/2031	580,000	508,289
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (c)	210,000	206,328
Mitsubishi UFJ Financial Group Inc 3.287% 7/25/2027	150,000	148,745
Mitsubishi UFJ Financial Group Inc 3.751% 7/18/2039	290,000	253,186
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	150,000	141,816
Mitsubishi UFJ Financial Group Inc 4.527% 9/12/2031 (c)	400,000	402,154
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (c)	250,000	257,906
Mitsubishi UFJ Financial Group Inc 5.242% 4/19/2029 (c)	200,000	205,285
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	285,000	281,262
Mizuho Financial Group Inc 5.098% 5/13/2031 (c)	400,000	411,382
Mizuho Financial Group Inc 5.382% 7/10/2030 (c)	300,000	310,217
Mizuho Financial Group Inc 5.778% 7/6/2029 (c)	310,000	322,378
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	800,000	785,482
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	200,000	188,345
Sumitomo Mitsui Financial Group Inc 3.352% 10/18/2027	80,000	79,257
Sumitomo Mitsui Financial Group Inc 3.364% 7/12/2027	80,000	79,430
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	500,000	518,549
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	40,000	43,426
		5,143,437
Capital Markets - 0.1%
Nomura Holdings Inc 3.103% 1/16/2030	623,000	591,703
TOTAL FINANCIALS		5,735,140
Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	200,000	182,744
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	272,000	208,202
TOTAL HEALTH CARE		390,946
TOTAL JAPAN		6,641,498
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 4% 9/11/2029	300,000	300,298
Export-Import Bank of Korea 5.125% 9/18/2028	380,000	393,037
Korea Development Bank/The 1.625% 1/19/2031	200,000	178,623

TOTAL KOREA (SOUTH)		871,958
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6% 6/17/2034	10,000	10,750
ArcelorMittal SA 6.35% 6/17/2054	40,000	42,145
ArcelorMittal SA 6.75% 3/1/2041 (c)	20,000	21,862
ArcelorMittal SA 6.8% 11/29/2032	80,000	89,581

TOTAL LUXEMBOURG		164,338
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 3.625% 4/22/2029	440,000	430,272
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	90,000	85,927
Southern Copper Corp 5.875% 4/23/2045	30,000	30,724
Southern Copper Corp 6.75% 4/16/2040	50,000	56,438
TOTAL MATERIALS		173,089
TOTAL MEXICO		603,361
MULTI-NATIONAL - 0.5%
Financials - 0.5%
Banks - 0.4%
Asian Development Bank 0.75% 10/8/2030	100,000	86,883
Asian Development Bank 1.875% 1/24/2030	610,000	567,823
Asian Development Bank 4.5% 8/25/2028	220,000	225,080
Asian Development Bank 5.82% 6/16/2028	110,000	115,483
Corp Andina de Fomento 4.125% 1/7/2028	59,000	59,233
Corp Andina de Fomento 5% 1/24/2029	170,000	175,099
European Investment Bank 0.75% 9/23/2030	250,000	217,671
European Investment Bank 0.875% 5/17/2030	18,000	15,934
European Investment Bank 1.75% 3/15/2029	1,350,000	1,274,168
European Investment Bank 3.75% 2/14/2033	100,000	98,339
European Investment Bank 4.875% 2/15/2036	110,000	115,466
Inter-American Development Bank 1.125% 1/13/2031	290,000	254,525
Inter-American Development Bank 2.25% 6/18/2029	1,029,000	982,315
Inter-American Development Bank 4.375% 1/24/2044	39,000	36,488
		4,224,507
Capital Markets - 0.0%
Asian Infrastructure Investment Bank/The 4.25% 3/13/2034	110,000	110,910
Financial Services - 0.1%
International Bank for Reconstruction & Development 0.75% 8/26/2030	160,000	139,523
International Bank for Reconstruction & Development 0.875% 5/14/2030	176,000	155,770
International Bank for Reconstruction & Development 1.25% 2/10/2031	110,000	96,985
International Bank for Reconstruction & Development 2.5% 11/22/2027	92,000	90,260
International Bank for Reconstruction & Development 3.625% 9/21/2029	260,000	259,551
International Bank for Reconstruction & Development 4% 7/25/2030	500,000	504,778
International Bank for Reconstruction & Development 4.75% 11/14/2033	290,000	302,699
International Bank for Reconstruction & Development 4.75% 2/15/2035	520,000	541,101
International Finance Corp 0.75% 8/27/2030	60,000	52,250
		2,142,917
TOTAL MULTI-NATIONAL		6,478,334
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA/NY 5.041% 3/5/2027	300,000	304,374
ING Groep NV 2.727% 4/1/2032 (c)	200,000	184,088
ING Groep NV 5.066% 3/25/2031 (c)	450,000	461,061
TOTAL FINANCIALS		949,523
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	270,000	242,524
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033	90,000	91,425
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	20,000	20,295
TOTAL INFORMATION TECHNOLOGY		354,244
TOTAL NETHERLANDS		1,303,767
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA 3.125% 4/6/2030	357,000	343,941
Equinor ASA 3.25% 11/18/2049	160,000	111,526
Equinor ASA 3.625% 9/10/2028	120,000	119,663
Equinor ASA 4.75% 11/14/2035	70,000	69,638

TOTAL NORWAY		644,768
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	150,000	149,910
Telefonica Emisiones SA 5.213% 3/8/2047	250,000	220,101
TOTAL COMMUNICATION SERVICES		370,011
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (c)	200,000	207,116
Banco Santander SA 2.749% 12/3/2030	200,000	181,812
Banco Santander SA 2.958% 3/25/2031	200,000	185,394
Banco Santander SA 5.538% 3/14/2030 (c)	400,000	413,907
Banco Santander SA 5.565% 1/17/2030	200,000	208,300
Banco Santander SA 6.607% 11/7/2028	200,000	213,344
TOTAL FINANCIALS		1,409,873
TOTAL SPAIN		1,779,884
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 2.25% 3/22/2027	400,000	393,013
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032	130,000	148,502
UBS AG/Stamford CT 4.864% 1/10/2028 (c)	380,000	383,186
TOTAL FINANCIALS		531,688
Industrials - 0.0%
Electrical Equipment - 0.0%
ABB Finance USA Inc 4.375% 5/8/2042	30,000	26,663
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 4.625% 2/1/2030	120,000	122,295
TOTAL SWITZERLAND		680,646
UNITED KINGDOM - 1.0%
Communication Services - 0.1%
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	10,000	9,514
RELX Capital Inc 4% 3/18/2029	130,000	129,580
RELX Capital Inc 5.25% 3/27/2035	40,000	41,284
		180,378
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.375% 5/30/2028	97,000	98,473
Vodafone Group PLC 5.25% 5/30/2048	170,000	156,921
Vodafone Group PLC 5.875% 6/28/2064	150,000	145,154
Vodafone Group PLC 6.15% 2/27/2037	139,000	151,020
		551,568
TOTAL COMMUNICATION SERVICES		731,946
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	200,000	182,818
Diageo Investment Corp 5.625% 4/15/2035	200,000	211,627
		394,445
Food Products - 0.0%
Unilever Capital Corp 1.375% 9/14/2030	135,000	119,880
Unilever Capital Corp 5.9% 11/15/2032	140,000	152,858
		272,738
Tobacco - 0.2%
BAT Capital Corp 2.259% 3/25/2028	100,000	96,227
BAT Capital Corp 3.557% 8/15/2027	130,000	129,000
BAT Capital Corp 4.39% 8/15/2037	621,000	572,041
BAT Capital Corp 4.54% 8/15/2047	213,000	176,689
BAT Capital Corp 4.625% 3/22/2033	200,000	198,859
BAT Capital Corp 6.343% 8/2/2030	40,000	43,263
		1,216,079
TOTAL CONSUMER STAPLES		1,883,262
Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.279% 11/24/2027 (c)	400,000	393,563
Barclays PLC 2.894% 11/24/2032 (c)	730,000	665,174
Barclays PLC 5.088% 6/20/2030 (c)	726,000	738,354
Barclays PLC 5.367% 2/25/2031 (c)	200,000	206,714
Barclays PLC 5.501% 8/9/2028 (c)	220,000	224,768
Barclays PLC 5.785% 2/25/2036 (c)	200,000	209,357
HSBC Holdings PLC 2.848% 6/4/2031 (c)	380,000	355,197
HSBC Holdings PLC 2.871% 11/22/2032 (c)	200,000	181,670
HSBC Holdings PLC 4.619% 11/6/2031 (c)	200,000	200,617
HSBC Holdings PLC 5.13% 3/3/2031 (c)	300,000	307,453
HSBC Holdings PLC 5.24% 5/13/2031 (c)	200,000	206,055
HSBC Holdings PLC 5.402% 8/11/2033 (c)	250,000	258,991
HSBC Holdings PLC 5.597% 5/17/2028 (c)	290,000	295,420
HSBC Holdings PLC 6.1% 1/14/2042	190,000	204,116
HSBC Holdings PLC 6.254% 3/9/2034 (c)	210,000	228,381
HSBC Holdings PLC 6.8% 6/1/2038	449,000	498,992
HSBC Holdings PLC 7.39% 11/3/2028 (c)	220,000	232,576
HSBC Holdings PLC 8.113% 11/3/2033 (c)	200,000	234,391
Lloyds Banking Group PLC 4.425% 11/4/2031 (c)	250,000	249,220
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	200,000	203,803
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	500,000	524,024
Lloyds Banking Group PLC 6.068% 6/13/2036 (c)	200,000	210,301
NatWest Group PLC 3.073% 5/22/2028 (c)	290,000	286,315
NatWest Group PLC 5.583% 3/1/2028 (c)	300,000	305,270
NatWest Group PLC 5.808% 9/13/2029 (c)	260,000	270,832
NatWest Group PLC 5.847% 3/2/2027 (c)	200,000	200,535
Santander UK Group Holdings PLC 4.32% 9/22/2029 (c)	300,000	300,286
Santander UK Group Holdings PLC 6.534% 1/10/2029 (c)	200,000	208,954
TOTAL FINANCIALS		8,401,329
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 2.25% 5/28/2031	440,000	400,115
Astrazeneca Finance LLC 4.875% 3/3/2033	110,000	113,479
Astrazeneca PLC 4.375% 11/16/2045	45,000	39,636
Astrazeneca PLC 4.375% 8/17/2048	50,000	43,555
TOTAL HEALTH CARE		596,785
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.809% 6/12/2033	70,000	74,449
TOTAL UNITED KINGDOM		11,687,771
UNITED STATES - 21.9%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.6%
AT&T Inc 1.65% 2/1/2028	200,000	190,645
AT&T Inc 2.25% 2/1/2032	50,000	43,850
AT&T Inc 2.75% 6/1/2031	300,000	275,518
AT&T Inc 3.3% 2/1/2052	50,000	32,545
AT&T Inc 3.5% 6/1/2041	1,000,000	786,595
AT&T Inc 3.5% 9/15/2053	347,000	232,221
AT&T Inc 3.55% 9/15/2055	340,000	226,318
AT&T Inc 3.65% 6/1/2051	280,000	196,759
AT&T Inc 3.65% 9/15/2059	257,000	169,481
AT&T Inc 3.8% 2/15/2027	43,000	42,917
AT&T Inc 3.85% 6/1/2060	250,000	171,517
AT&T Inc 4.1% 2/15/2028	143,000	143,063
AT&T Inc 4.3% 2/15/2030	180,000	180,227
AT&T Inc 4.35% 3/1/2029	400,000	402,085
AT&T Inc 4.65% 6/1/2044	40,000	34,631
AT&T Inc 4.9% 11/1/2035	170,000	167,902
Sprint Capital Corp 8.75% 3/15/2032	120,000	145,123
Verizon Communications Inc 1.5% 9/18/2030	270,000	238,053
Verizon Communications Inc 2.1% 3/22/2028	540,000	518,455
Verizon Communications Inc 2.355% 3/15/2032	9,000	7,931
Verizon Communications Inc 2.65% 11/20/2040	60,000	42,824
Verizon Communications Inc 2.987% 10/30/2056	227,000	135,051
Verizon Communications Inc 3% 11/20/2060	230,000	134,023
Verizon Communications Inc 3.55% 3/22/2051	500,000	354,918
Verizon Communications Inc 3.875% 2/8/2029	210,000	209,249
Verizon Communications Inc 4% 3/22/2050	114,000	86,873
Verizon Communications Inc 4.016% 12/3/2029	200,000	198,476
Verizon Communications Inc 4.125% 8/15/2046	54,000	43,283
Verizon Communications Inc 4.272% 1/15/2036	276,000	258,572
Verizon Communications Inc 4.75% 1/15/2033	70,000	69,945
Verizon Communications Inc 5% 1/15/2036	120,000	118,981
Verizon Communications Inc 5.012% 8/21/2054	38,000	33,319
Verizon Communications Inc 5.401% 7/2/2037 (d)	815,000	823,729
Verizon Communications Inc 5.875% 11/30/2045	70,000	69,500
Verizon Communications Inc 5.875% 11/30/2055	60,000	59,280
		6,843,859
Entertainment - 0.2%
Netflix Inc 4.9% 8/15/2034	230,000	235,528
Walt Disney Co/The 2% 9/1/2029	50,000	46,750
Walt Disney Co/The 2.65% 1/13/2031	1,250,000	1,169,223
Walt Disney Co/The 2.75% 9/1/2049	100,000	63,481
Walt Disney Co/The 3.5% 5/13/2040	30,000	25,115
Walt Disney Co/The 3.6% 1/13/2051	190,000	141,126
Walt Disney Co/The 3.8% 3/22/2030	110,000	109,040
Walt Disney Co/The 3.8% 5/13/2060	120,000	87,764
Walt Disney Co/The 4.7% 3/23/2050	100,000	89,454
		1,967,481
Interactive Media & Services - 0.4%
Alphabet Inc 1.1% 8/15/2030	200,000	176,284
Alphabet Inc 1.9% 8/15/2040	264,000	178,694
Alphabet Inc 2.05% 8/15/2050	170,000	92,543
Alphabet Inc 3.875% 11/15/2028	380,000	381,854
Alphabet Inc 4% 5/15/2030	30,000	30,063
Alphabet Inc 4.1% 11/15/2030	120,000	120,368
Alphabet Inc 4.5% 5/15/2035	10,000	9,947
Alphabet Inc 4.7% 11/15/2035	30,000	30,007
Alphabet Inc 5.25% 5/15/2055	10,000	9,578
Alphabet Inc 5.45% 11/15/2055	420,000	412,006
Meta Platforms Inc 3.5% 8/15/2027	60,000	59,881
Meta Platforms Inc 3.85% 8/15/2032	60,000	58,203
Meta Platforms Inc 4.2% 11/15/2030	880,000	881,860
Meta Platforms Inc 4.3% 8/15/2029	370,000	374,458
Meta Platforms Inc 4.45% 8/15/2052	150,000	122,071
Meta Platforms Inc 4.6% 11/15/2032	160,000	161,286
Meta Platforms Inc 4.6% 5/15/2028	70,000	71,291
Meta Platforms Inc 4.75% 8/15/2034	70,000	70,574
Meta Platforms Inc 4.875% 11/15/2035	170,000	169,772
Meta Platforms Inc 4.95% 5/15/2033	100,000	102,899
Meta Platforms Inc 5.4% 8/15/2054	220,000	204,669
Meta Platforms Inc 5.5% 11/15/2045	160,000	155,363
Meta Platforms Inc 5.55% 8/15/2064	140,000	129,863
Meta Platforms Inc 5.6% 5/15/2053	60,000	57,429
Meta Platforms Inc 5.625% 11/15/2055	310,000	297,529
Meta Platforms Inc 5.75% 11/15/2065	160,000	152,561
		4,511,053
Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	50,000	46,805
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	120,000	85,355
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	120,000	75,532
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	100,000	98,584
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062	260,000	156,449
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	48,000	47,761
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	100,000	75,120
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	60,000	46,953
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 4/1/2038	42,000	38,724
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	190,000	156,511
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035	110,000	109,733
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	621,000	640,907
Comcast Corp 2.35% 1/15/2027	260,000	255,994
Comcast Corp 2.45% 8/15/2052	135,000	71,589
Comcast Corp 2.65% 2/1/2030	230,000	217,075
Comcast Corp 2.8% 1/15/2051	180,000	104,276
Comcast Corp 2.887% 11/1/2051	179,000	104,678
Comcast Corp 2.937% 11/1/2056	385,000	216,322
Comcast Corp 2.987% 11/1/2063	305,000	164,974
Comcast Corp 3.4% 4/1/2030	247,000	239,550
Comcast Corp 3.75% 4/1/2040	31,000	25,551
Comcast Corp 3.9% 3/1/2038	50,000	43,552
Comcast Corp 3.969% 11/1/2047	350,000	262,145
Comcast Corp 4.049% 11/1/2052	146,000	106,794
Comcast Corp 5.168% 1/15/2037 (d)	187,000	184,376
Comcast Corp 5.3% 5/15/2035 (e)	150,000	153,369
Comcast Corp 5.35% 5/15/2053 (e)	110,000	98,809
Comcast Corp 5.5% 5/15/2064	20,000	17,883
Fox Corp 4.709% 1/25/2029	34,000	34,435
Fox Corp 5.476% 1/25/2039	189,000	189,550
Fox Corp 5.576% 1/25/2049	23,000	22,120
Paramount Global 4.2% 6/1/2029	210,000	204,596
Paramount Global 4.95% 1/15/2031	190,000	182,709
Paramount Global 5.85% 9/1/2043	363,000	298,865
Time Warner Cable LLC 5.5% 9/1/2041	351,000	308,056
TWDC Enterprises 18 Corp 2.95% 6/15/2027	98,000	96,990
TWDC Enterprises 18 Corp 3% 7/30/2046	100,000	69,124
		5,251,816
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3% 2/15/2041	529,000	394,183
T-Mobile USA Inc 3.6% 11/15/2060	210,000	139,516
T-Mobile USA Inc 3.75% 4/15/2027	80,000	79,749
T-Mobile USA Inc 3.875% 4/15/2030	80,000	78,670
T-Mobile USA Inc 4.375% 4/15/2040	74,000	66,382
T-Mobile USA Inc 4.5% 4/15/2050	80,000	65,893
T-Mobile USA Inc 4.8% 7/15/2028	125,000	127,269
T-Mobile USA Inc 5.05% 7/15/2033	125,000	127,556
T-Mobile USA Inc 5.2% 1/15/2033	605,000	624,448
T-Mobile USA Inc 5.65% 1/15/2053	55,000	53,169
T-Mobile USA Inc 5.8% 9/15/2062	170,000	167,325
		1,924,160
TOTAL COMMUNICATION SERVICES		20,498,369
Consumer Discretionary - 1.5%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 3.1% 12/1/2051	120,000	77,076
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	400,000	407,481
Lear Corp 5.25% 5/15/2049	50,000	45,126
		529,683
Automobiles - 0.3%
American Honda Finance Corp 4.25% 9/1/2028	90,000	90,545
American Honda Finance Corp 4.55% 7/9/2027	300,000	302,792
American Honda Finance Corp 4.8% 3/5/2030	60,000	61,304
American Honda Finance Corp 4.9% 1/10/2034	130,000	130,600
American Honda Finance Corp 5.125% 7/7/2028	60,000	61,565
American Honda Finance Corp 5.15% 7/9/2032	30,000	30,827
American Honda Finance Corp 5.2% 3/5/2035	40,000	40,539
American Honda Finance Corp 5.65% 11/15/2028	160,000	166,898
Ford Motor Co 3.25% 2/12/2032	30,000	26,434
Ford Motor Co 4.75% 1/15/2043	130,000	102,951
Ford Motor Co 5.291% 12/8/2046	110,000	91,492
Ford Motor Co 6.1% 8/19/2032	270,000	278,199
General Motors Co 5.4% 10/15/2029	100,000	103,572
General Motors Co 5.4% 4/1/2048	40,000	36,325
General Motors Co 5.95% 4/1/2049	290,000	281,447
General Motors Co 6.75% 4/1/2046	69,000	73,913
General Motors Financial Co Inc 5.45% 7/15/2030	140,000	145,382
General Motors Financial Co Inc 5.6% 6/18/2031	80,000	83,372
General Motors Financial Co Inc 5.65% 1/17/2029	250,000	258,939
General Motors Financial Co Inc 5.8% 6/23/2028	660,000	683,920
General Motors Financial Co Inc 6.1% 1/7/2034	70,000	74,202
General Motors Financial Co Inc 6.4% 1/9/2033	100,000	107,963
		3,233,181
Broadline Retail - 0.2%
Amazon.com Inc 2.1% 5/12/2031	105,000	94,859
Amazon.com Inc 2.5% 6/3/2050	110,000	65,745
Amazon.com Inc 2.7% 6/3/2060	160,000	90,453
Amazon.com Inc 2.875% 5/12/2041	220,000	166,931
Amazon.com Inc 3.1% 5/12/2051	105,000	70,492
Amazon.com Inc 3.15% 8/22/2027	460,000	456,263
Amazon.com Inc 3.875% 8/22/2037	440,000	403,561
Amazon.com Inc 4.05% 8/22/2047	280,000	230,003
Amazon.com Inc 4.1% 11/20/2030	300,000	300,327
Amazon.com Inc 5.45% 11/20/2055	280,000	273,287
eBay Inc 2.7% 3/11/2030	20,000	18,794
eBay Inc 4% 7/15/2042	80,000	66,210
eBay Inc 5.95% 11/22/2027	170,000	175,966
		2,412,891
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	130,000	97,766
Cornell University 4.169% 6/15/2030	15,000	15,056
Cornell University 4.733% 6/15/2035	100,000	100,228
Duke University 2.832% 10/1/2055	30,000	18,781
George Washington University/The 4.126% 9/15/2048	100,000	81,513
Massachusetts Institute of Technology 2.989% 7/1/2050	250,000	166,402
Massachusetts Institute of Technology 3.067% 4/1/2052	200,000	132,020
Northwestern University 3.662% 12/1/2057	100,000	72,470
President and Fellows of Harvard College 2.517% 10/15/2050	130,000	79,168
President and Fellows of Harvard College 5.259% 3/15/2036	160,000	167,958
Trustees of Columbia University in the City of New York/The 4.355% 10/1/2035	50,000	48,926
University of Chicago/The 3% 10/1/2052	100,000	68,477
University of Southern California 2.945% 10/1/2051	240,000	155,849
		1,204,614
Hotels, Restaurants & Leisure - 0.3%
Expedia Group Inc 3.8% 2/15/2028	50,000	49,724
Expedia Group Inc 4.625% 8/1/2027	130,000	130,957
Expedia Group Inc 5% 2/15/2026	160,000	160,012
Las Vegas Sands Corp 5.625% 6/15/2028	260,000	266,576
Marriott International Inc/MD 3.125% 6/15/2026 (e)	390,000	388,511
Marriott International Inc/MD 4.875% 5/15/2029	300,000	306,518
Marriott International Inc/MD 5.25% 10/15/2035	80,000	81,080
Marriott International Inc/MD 5.35% 3/15/2035	100,000	102,737
Marriott International Inc/MD 5.5% 4/15/2037	80,000	81,895
McDonald's Corp 2.125% 3/1/2030	400,000	369,391
McDonald's Corp 2.625% 9/1/2029	150,000	142,983
McDonald's Corp 3.5% 7/1/2027	91,000	90,507
McDonald's Corp 3.6% 7/1/2030	340,000	333,621
McDonald's Corp 3.625% 5/1/2043	20,000	15,830
McDonald's Corp 3.625% 9/1/2049	100,000	73,589
McDonald's Corp 3.8% 4/1/2028	84,000	83,894
McDonald's Corp 4.2% 4/1/2050	80,000	64,464
McDonald's Corp 4.7% 12/9/2035	109,000	108,196
McDonald's Corp 5% 2/13/2036	170,000	171,381
McDonald's Corp 5.15% 9/9/2052	50,000	46,411
Starbucks Corp 2.55% 11/15/2030 (e)	597,000	551,856
Starbucks Corp 4.5% 11/15/2048	70,000	58,369
Starbucks Corp 5.4% 5/15/2035	60,000	62,401
		3,740,903
Household Durables - 0.0%
DR Horton Inc 5% 10/15/2034	50,000	50,577
DR Horton Inc 5.5% 10/15/2035	30,000	31,240
PulteGroup Inc 5% 1/15/2027	190,000	191,403
Toll Brothers Finance Corp 4.35% 2/15/2028	60,000	60,195
		333,415
Leisure Products - 0.0%
Brunswick Corp/DE 4.4% 9/15/2032	70,000	66,753
Hasbro Inc 3.55% 11/19/2026	190,000	188,955
Hasbro Inc 3.9% 11/19/2029	30,000	29,504
Hasbro Inc 6.05% 5/14/2034	60,000	63,648
		348,860
Specialty Retail - 0.5%
AutoNation Inc 1.95% 8/1/2028	100,000	94,327
AutoNation Inc 4.45% 1/15/2029	200,000	200,550
AutoZone Inc 4% 4/15/2030	150,000	148,327
AutoZone Inc 4.75% 2/1/2033	40,000	40,085
AutoZone Inc 5.1% 7/15/2029	10,000	10,287
AutoZone Inc 5.165% 6/15/2030	50,000	51,567
AutoZone Inc 5.4% 7/15/2034	10,000	10,352
Home Depot Inc/The 2.7% 4/15/2030	146,000	138,050
Home Depot Inc/The 2.8% 9/14/2027	84,000	82,673
Home Depot Inc/The 2.95% 6/15/2029	686,000	663,789
Home Depot Inc/The 3.125% 12/15/2049	20,000	13,631
Home Depot Inc/The 3.35% 4/15/2050	100,000	70,542
Home Depot Inc/The 3.5% 9/15/2056	50,000	34,854
Home Depot Inc/The 3.9% 6/15/2047	29,000	23,060
Home Depot Inc/The 4.25% 4/1/2046	104,000	88,057
Home Depot Inc/The 4.5% 12/6/2048	90,000	77,693
Home Depot Inc/The 4.65% 9/15/2035	60,000	59,484
Home Depot Inc/The 4.95% 6/25/2034	200,000	204,557
Home Depot Inc/The 5.3% 6/25/2054	250,000	239,126
Home Depot Inc/The 5.875% 12/16/2036	110,000	119,285
Lowe's Cos Inc 3.5% 4/1/2051	300,000	208,214
Lowe's Cos Inc 3.65% 4/5/2029	80,000	78,967
Lowe's Cos Inc 3.95% 10/15/2027	450,000	450,226
Lowe's Cos Inc 4.05% 5/3/2047	53,000	41,910
Lowe's Cos Inc 4.25% 3/15/2031	30,000	29,874
Lowe's Cos Inc 4.85% 10/15/2035	60,000	59,511
Lowe's Cos Inc 5% 4/15/2033 (e)	470,000	481,294
Lowe's Cos Inc 5.75% 7/1/2053	30,000	29,685
Lowe's Cos Inc 5.85% 4/1/2063	110,000	107,624
O'Reilly Automotive Inc 3.6% 9/1/2027	260,000	258,469
TJX Cos Inc/The 3.875% 4/15/2030	687,000	684,268
		4,800,338
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc 2.85% 3/27/2030	570,000	543,674
NIKE Inc 3.375% 3/27/2050	40,000	28,563
Tapestry Inc 5.1% 3/11/2030	50,000	51,330
Tapestry Inc 5.5% 3/11/2035	50,000	51,119
		674,686
TOTAL CONSUMER DISCRETIONARY		17,278,571
Consumer Staples - 1.3%
Beverages - 0.2%
Coca-Cola Co/The 1.45% 6/1/2027	30,000	29,112
Coca-Cola Co/The 1.65% 6/1/2030	30,000	27,149
Coca-Cola Co/The 2.25% 1/5/2032	240,000	216,886
Coca-Cola Co/The 2.5% 6/1/2040	30,000	22,306
Coca-Cola Co/The 2.6% 6/1/2050	30,000	18,595
Coca-Cola Co/The 2.75% 6/1/2060	30,000	17,577
Coca-Cola Co/The 2.875% 5/5/2041	150,000	115,125
Coca-Cola Co/The 3.45% 3/25/2030	186,000	182,427
Coca-Cola Co/The 4.2% 3/25/2050	150,000	125,666
Coca-Cola Co/The 5% 5/13/2034	50,000	52,080
Coca-Cola Co/The 5.2% 1/14/2055	160,000	154,260
Constellation Brands Inc 3.6% 2/15/2028	63,000	62,414
Constellation Brands Inc 3.75% 5/1/2050	90,000	65,531
Constellation Brands Inc 4.95% 11/1/2035	40,000	39,557
Constellation Brands Inc 5.25% 11/15/2048	50,000	46,239
Keurig Dr Pepper Inc 2.55% 9/15/2026	50,000	49,470
Keurig Dr Pepper Inc 3.8% 5/1/2050	190,000	137,979
Keurig Dr Pepper Inc 4.6% 5/15/2030	50,000	50,258
Keurig Dr Pepper Inc 5.085% 5/25/2048	20,000	17,744
Keurig Dr Pepper Inc 5.15% 5/15/2035	50,000	50,097
Molson Coors Beverage Co 4.2% 7/15/2046	92,000	73,861
PepsiCo Inc 1.4% 2/25/2031	440,000	385,679
PepsiCo Inc 1.625% 5/1/2030	267,000	241,818
PepsiCo Inc 2.75% 10/21/2051	90,000	56,468
PepsiCo Inc 4% 3/5/2042	190,000	163,287
PepsiCo Inc 4% 5/2/2047	116,000	95,172
PepsiCo Inc 5% 7/23/2035	130,000	132,814
PepsiCo Inc 5.25% 7/17/2054	70,000	67,740
Pepsico Singapore Financing I Pte Ltd 4.7% 2/16/2034	50,000	50,516
		2,747,827
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027	395,000	382,789
Dollar General Corp 3.5% 4/3/2030	40,000	38,686
Dollar General Corp 5% 11/1/2032	110,000	111,584
Dollar General Corp 5.45% 7/5/2033	40,000	41,478
Kroger Co/The 1.7% 1/15/2031	400,000	352,440
Kroger Co/The 2.65% 10/15/2026	230,000	227,673
Kroger Co/The 3.7% 8/1/2027	100,000	99,638
Kroger Co/The 5.4% 1/15/2049	28,000	26,685
Kroger Co/The 5.5% 9/15/2054	120,000	114,276
Kroger Co/The 5.65% 9/15/2064	90,000	85,851
Sysco Corp 3.3% 2/15/2050	50,000	34,810
Sysco Corp 4.45% 3/15/2048	52,000	44,021
Sysco Corp 6.6% 4/1/2050	220,000	241,692
Target Corp 2.65% 9/15/2030	77,000	72,212
Target Corp 2.95% 1/15/2052	100,000	63,776
Target Corp 3.375% 4/15/2029	70,000	68,776
Target Corp 3.9% 11/15/2047	40,000	31,466
Target Corp 4% 7/1/2042	15,000	12,665
Target Corp 4.35% 6/15/2028	100,000	101,169
Target Corp 5% 4/15/2035	30,000	30,394
Target Corp 5.25% 2/15/2036	140,000	143,803
Walmart Inc 1.8% 9/22/2031	80,000	71,288
Walmart Inc 3.625% 12/15/2047	20,000	15,512
Walmart Inc 3.7% 6/26/2028	170,000	170,328
Walmart Inc 3.9% 4/15/2028	250,000	251,318
Walmart Inc 3.95% 6/28/2038	150,000	139,225
Walmart Inc 4.05% 6/29/2048	80,000	66,732
Walmart Inc 4.1% 4/15/2033	350,000	349,375
Walmart Inc 4.5% 4/15/2053	70,000	61,904
Walmart Inc 4.9% 4/28/2035 (e)	360,000	370,086
		3,821,652
Food Products - 0.5%
Archer-Daniels-Midland Co 2.5% 8/11/2026	450,000	446,194
Archer-Daniels-Midland Co 2.9% 3/1/2032	230,000	211,386
Archer-Daniels-Midland Co 4.5% 8/15/2033	100,000	100,051
Bunge Ltd Finance Corp 4.2% 9/17/2029	60,000	60,034
Bunge Ltd Finance Corp 4.65% 9/17/2034	60,000	58,871
Campbell's Company/The 4.15% 3/15/2028	80,000	79,989
Campbell's Company/The 4.75% 3/23/2035	100,000	96,645
Campbell's Company/The 4.8% 3/15/2048	60,000	51,883
Conagra Brands Inc 4.85% 11/1/2028	190,000	192,211
Conagra Brands Inc 5.3% 11/1/2038	13,000	12,411
Conagra Brands Inc 5.4% 11/1/2048	60,000	53,751
General Mills Inc 2.875% 4/15/2030	40,000	37,824
General Mills Inc 3% 2/1/2051	80,000	51,735
General Mills Inc 4.2% 4/17/2028	89,000	89,289
General Mills Inc 4.7% 4/17/2048	20,000	17,527
General Mills Inc 4.875% 1/30/2030	150,000	153,407
Hormel Foods Corp 3.05% 6/3/2051	40,000	26,172
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 5.5% 1/15/2036 (d)	200,000	203,232
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 6.25% 3/1/2056 (d)	50,000	49,764
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 6.375% 2/25/2055 (d)	40,000	40,663
JM Smucker Co 4.375% 3/15/2045	20,000	16,719
JM Smucker Co 6.2% 11/15/2033	270,000	292,672
Kellanova 3.25% 4/1/2026	200,000	199,665
Kellanova 4.5% 4/1/2046	32,000	28,191
Kraft Heinz Foods Co 3.75% 4/1/2030	220,000	215,334
Kraft Heinz Foods Co 4.375% 6/1/2046	140,000	115,657
Kraft Heinz Foods Co 4.625% 10/1/2039	100,000	91,327
Kraft Heinz Foods Co 5% 7/15/2035	150,000	149,386
Kraft Heinz Foods Co 5.2% 3/15/2032	130,000	133,682
Kraft Heinz Foods Co 5.2% 7/15/2045	100,000	91,701
Kraft Heinz Foods Co 5.4% 3/15/2035	30,000	30,822
McCormick & Co Inc/MD 2.5% 4/15/2030	110,000	102,255
Mondelez International Inc 4.125% 5/7/2028	270,000	270,380
Pilgrim's Pride Corp 3.5% 3/1/2032	100,000	92,379
Tyson Foods Inc 4% 3/1/2026	170,000	169,951
Tyson Foods Inc 4.875% 8/15/2034	70,000	69,764
Tyson Foods Inc 5.1% 9/28/2048	50,000	46,090
Tyson Foods Inc 5.4% 3/15/2029	290,000	299,828
		4,448,842
Household Products - 0.1%
Church & Dwight Co Inc 5% 6/15/2052	40,000	36,508
Colgate-Palmolive Co 3.1% 8/15/2027	430,000	426,180
Kimberly-Clark Corp 1.05% 9/15/2027	110,000	105,179
Kimberly-Clark Corp 3.1% 3/26/2030	22,000	21,177
Kimberly-Clark Corp 6.625% 8/1/2037	40,000	46,051
Procter & Gamble Co/The 3% 3/25/2030	105,000	101,236
Procter & Gamble Co/The 3.55% 3/25/2040	160,000	139,168
Procter & Gamble Co/The 4.1% 11/3/2032	200,000	198,819
		1,074,318
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	200,000	178,399
Estee Lauder Cos Inc/The 4.375% 6/15/2045	100,000	84,225
Kenvue Inc 4.9% 3/22/2033	65,000	66,327
Kenvue Inc 5.05% 3/22/2028	65,000	66,407
Kenvue Inc 5.05% 3/22/2053	65,000	59,233
Kenvue Inc 5.2% 3/22/2063	50,000	45,348
		499,939
Tobacco - 0.2%
Altria Group Inc 2.625% 9/16/2026	110,000	109,048
Altria Group Inc 3.4% 5/6/2030	300,000	288,818
Altria Group Inc 3.7% 2/4/2051	110,000	77,732
Altria Group Inc 3.875% 9/16/2046	38,000	28,559
Altria Group Inc 4.45% 5/6/2050	80,000	64,124
Altria Group Inc 4.8% 2/14/2029	120,000	122,051
Altria Group Inc 5.625% 2/6/2035	150,000	155,953
Altria Group Inc 5.8% 2/14/2039	160,000	164,903
Altria Group Inc 5.95% 2/14/2049	30,000	29,994
Altria Group Inc 6.2% 11/1/2028	70,000	73,926
Philip Morris International Inc 3.125% 3/2/2028	54,000	53,122
Philip Morris International Inc 3.875% 10/27/2028	200,000	199,757
Philip Morris International Inc 4% 10/29/2030	400,000	396,369
Philip Morris International Inc 4.375% 11/15/2041	265,000	235,955
Philip Morris International Inc 4.625% 11/1/2029	30,000	30,509
Philip Morris International Inc 4.875% 2/15/2028	30,000	30,576
Philip Morris International Inc 4.9% 11/1/2034	30,000	30,240
Philip Morris International Inc 5.125% 2/15/2030	190,000	196,398
Philip Morris International Inc 5.375% 2/15/2033	100,000	104,569
Philip Morris International Inc 6.375% 5/16/2038	100,000	111,439
		2,504,042
TOTAL CONSUMER STAPLES		15,096,620
Energy - 1.5%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	172,000	136,861
Halliburton Co 4.5% 11/15/2041	200,000	174,120
Halliburton Co 4.85% 11/15/2035	110,000	108,533
NOV Inc 3.6% 12/1/2029 (e)	110,000	107,248
		526,762
Oil, Gas & Consumable Fuels - 1.5%
APA Corp 5.25% 2/1/2042	43,000	36,500
APA Corp 6.75% 2/15/2055	20,000	19,919
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029	70,000	68,361
Cheniere Energy Partners LP 4.5% 10/1/2029	150,000	150,315
Chevron Corp 1.995% 5/11/2027	80,000	78,243
Chevron Corp 2.236% 5/11/2030	80,000	74,188
Chevron Corp 2.978% 5/11/2040	80,000	61,996
Chevron Corp 3.078% 5/11/2050	80,000	54,244
Chevron USA Inc 3.85% 1/15/2028	55,000	55,084
Chevron USA Inc 4.05% 8/13/2028	430,000	433,318
Chevron USA Inc 4.95% 8/15/2047	30,000	27,233
Columbia Pipeline Group Inc 5.8% 6/1/2045	20,000	19,755
ConocoPhillips 6.5% 2/1/2039	260,000	292,225
ConocoPhillips Co 4.7% 1/15/2030	160,000	163,002
ConocoPhillips Co 5% 1/15/2035	110,000	111,523
ConocoPhillips Co 5.5% 1/15/2055	120,000	114,786
ConocoPhillips Co 5.65% 1/15/2065	20,000	19,203
ConocoPhillips Co 5.7% 9/15/2063	50,000	48,172
ConocoPhillips Co 5.95% 3/15/2046	86,000	88,949
Continental Resources Inc/OK 4.9% 6/1/2044	30,000	23,886
Devon Energy Corp 5% 6/15/2045	100,000	86,997
Devon Energy Corp 5.75% 9/15/2054	90,000	82,700
Diamondback Energy Inc 4.25% 3/15/2052	120,000	93,272
Diamondback Energy Inc 5.15% 1/30/2030	130,000	133,714
Diamondback Energy Inc 5.55% 4/1/2035	20,000	20,556
Diamondback Energy Inc 5.9% 4/18/2064	30,000	28,319
Diamondback Energy Inc 6.25% 3/15/2053	120,000	121,146
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	60,000	43,649
Energy Transfer LP 5% 5/15/2050	160,000	133,864
Energy Transfer LP 5.2% 4/1/2030	100,000	103,002
Energy Transfer LP 5.75% 2/15/2033	490,000	514,223
Energy Transfer LP 5.8% 6/15/2038	70,000	71,290
Energy Transfer LP 6% 6/15/2048	356,000	345,240
Energy Transfer LP 6.2% 4/1/2055	110,000	107,819
Energy Transfer LP 6.25% 4/15/2049	50,000	49,486
Energy Transfer LP 6.55% 12/1/2033	170,000	186,324
Enterprise Products Operating LLC 3.125% 7/31/2029	70,000	67,867
Enterprise Products Operating LLC 3.95% 2/15/2027	85,000	85,079
Enterprise Products Operating LLC 4.2% 1/31/2050	418,000	335,237
Enterprise Products Operating LLC 4.25% 2/15/2048	105,000	86,214
Enterprise Products Operating LLC 4.95% 2/15/2035	50,000	50,582
Enterprise Products Operating LLC 5.25% 8/16/2077 (c)	290,000	289,504
Enterprise Products Operating LLC 5.35% 1/31/2033	100,000	104,432
Enterprise Products Operating LLC 5.55% 2/16/2055	50,000	48,455
Enterprise Products Operating LLC 7.55% 4/15/2038	20,000	24,059
EOG Resources Inc 4.375% 4/15/2030	510,000	513,149
EOG Resources Inc 5% 7/15/2032	150,000	153,642
EQT Corp 5.75% 2/1/2034	100,000	104,465
EQT Corp 7% 2/1/2030 (f)	90,000	97,753
Exxon Mobil Corp 3.452% 4/15/2051	330,000	236,647
Exxon Mobil Corp 4.227% 3/19/2040	421,000	386,141
Hess Corp 4.3% 4/1/2027	150,000	150,635
Hess Corp 7.125% 3/15/2033	130,000	150,450
HF Sinclair Corp 5.5% 9/1/2032	80,000	81,086
Kinder Morgan Energy Partners LP 5% 3/1/2043	215,000	195,373
Kinder Morgan Energy Partners LP 5% 8/15/2042	100,000	91,633
Kinder Morgan Inc 4.3% 3/1/2028	112,000	112,547
Kinder Morgan Inc 5.2% 3/1/2048	30,000	27,388
Kinder Morgan Inc 5.2% 6/1/2033	250,000	257,253
Kinder Morgan Inc 5.45% 8/1/2052	20,000	18,594
Kinder Morgan Inc 5.55% 6/1/2045	220,000	212,701
Kinder Morgan Inc 7.75% 1/15/2032	110,000	127,591
Marathon Petroleum Corp 4.75% 9/15/2044	21,000	17,949
Marathon Petroleum Corp 5.125% 12/15/2026	410,000	413,049
Marathon Petroleum Corp 5.7% 3/1/2035	260,000	267,550
MPLX LP 4.7% 4/15/2048	28,000	23,271
MPLX LP 4.8% 2/15/2029	30,000	30,448
MPLX LP 4.8% 2/15/2031	90,000	90,945
MPLX LP 5.4% 9/15/2035	110,000	110,818
MPLX LP 5.5% 2/15/2049	310,000	284,675
MPLX LP 5.65% 3/1/2053	120,000	111,282
Occidental Petroleum Corp 5.2% 8/1/2029 (e)	70,000	71,749
Occidental Petroleum Corp 5.55% 10/1/2034 (e)	80,000	81,601
Occidental Petroleum Corp 6.125% 1/1/2031	200,000	211,385
Occidental Petroleum Corp 6.6% 3/15/2046 (e)	220,000	227,543
ONEOK Inc 3.95% 3/1/2050	75,000	54,386
ONEOK Inc 4.25% 9/24/2027	30,000	30,099
ONEOK Inc 4.4% 10/15/2029	20,000	20,067
ONEOK Inc 4.45% 9/1/2049	40,000	32,175
ONEOK Inc 4.55% 7/15/2028	59,000	59,507
ONEOK Inc 4.75% 10/15/2031	90,000	90,478
ONEOK Inc 4.95% 10/15/2032	200,000	200,907
ONEOK Inc 5.05% 11/1/2034	70,000	69,375
ONEOK Inc 5.65% 11/1/2028	50,000	51,929
ONEOK Inc 5.7% 11/1/2054	70,000	65,236
ONEOK Inc 6.05% 9/1/2033	130,000	138,291
ONEOK Inc 6.1% 11/15/2032	220,000	235,420
ONEOK Inc 6.25% 10/15/2055	130,000	130,274
ONEOK Inc 6.625% 9/1/2053	100,000	104,729
Ovintiv Inc 6.5% 2/1/2038	50,000	52,391
Ovintiv Inc 6.625% 8/15/2037	50,000	53,034
Phillips 66 2.15% 12/15/2030	70,000	62,775
Phillips 66 3.3% 3/15/2052	140,000	91,016
Phillips 66 3.9% 3/15/2028	94,000	93,602
Phillips 66 Co 3.15% 12/15/2029	170,000	163,184
Phillips 66 Co 4.95% 3/15/2035	210,000	208,683
Phillips 66 Co 5.25% 6/15/2031	130,000	135,107
Phillips 66 Co 5.5% 3/15/2055	40,000	36,844
Phillips 66 Co 5.65% 6/15/2054	30,000	28,160
Pioneer Natural Resources Co 1.125% 1/15/2026	230,000	229,756
Pioneer Natural Resources Co 1.9% 8/15/2030	19,000	17,208
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	100,000	100,564
Plains All American Pipeline LP / PAA Finance Corp 5.15% 6/1/2042	100,000	91,334
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	83,000	83,960
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	850,000	853,441
Shell Finance US Inc 3.125% 11/7/2049 (d)	100,000	67,285
Shell Finance US Inc 3.25% 4/6/2050	100,000	68,946
Shell Finance US Inc 3.75% 9/12/2046	70,000	54,537
Shell Finance US Inc 4.125% 11/6/2030	370,000	369,952
Shell Finance US Inc 4.375% 5/11/2045	293,000	252,343
Spectra Energy Partners LP 3.375% 10/15/2026	158,000	157,286
Targa Resources Corp 4.35% 1/15/2029	20,000	20,055
Targa Resources Corp 4.9% 9/15/2030	70,000	71,322
Targa Resources Corp 5.4% 7/30/2036	30,000	30,035
Targa Resources Corp 6.125% 3/15/2033	250,000	267,419
Targa Resources Corp 6.125% 5/15/2055	110,000	109,309
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.5% 3/1/2030	230,000	233,543
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	66,000	63,231
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	180,000	138,216
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036 (d)	90,000	90,612
Transcontinental Gas Pipe Line Co LLC 5.75% 3/15/2056 (d)	20,000	19,789
Valero Energy Corp 3.65% 12/1/2051	100,000	69,221
Valero Energy Corp 4.35% 6/1/2028	20,000	20,110
Valero Energy Corp 6.625% 6/15/2037	30,000	33,034
Western Gas Partners LP 5.25% 2/1/2050 (f)	20,000	17,121
Western Gas Partners LP 5.3% 3/1/2048	100,000	86,223
Western Gas Partners LP 5.5% 12/15/2035	60,000	59,681
Williams Cos Inc/The 2.6% 3/15/2031	160,000	146,067
Williams Cos Inc/The 3.5% 10/15/2051	130,000	90,333
Williams Cos Inc/The 3.75% 6/15/2027	35,000	34,860
Williams Cos Inc/The 4.625% 6/30/2030	350,000	353,427
Williams Cos Inc/The 4.85% 3/1/2048	83,000	72,702
Williams Cos Inc/The 5.4% 3/2/2026	120,000	120,261
Williams Cos Inc/The 5.6% 3/15/2035	30,000	31,199
Williams Cos Inc/The 5.65% 3/15/2033	60,000	63,101
		16,808,397
TOTAL ENERGY		17,335,159
Financials - 5.9%
Banks - 2.4%
Bank of America Corp 2.482% 9/21/2036 (c)	280,000	245,718
Bank of America Corp 2.651% 3/11/2032 (c)	180,000	165,346
Bank of America Corp 2.676% 6/19/2041 (c)	200,000	147,466
Bank of America Corp 2.687% 4/22/2032 (c)	356,000	326,685
Bank of America Corp 2.972% 2/4/2033 (c)	90,000	82,305
Bank of America Corp 2.972% 7/21/2052 (c)	370,000	242,437
Bank of America Corp 3.419% 12/20/2028 (c)	220,000	217,233
Bank of America Corp 3.946% 1/23/2049 (c)	23,000	18,404
Bank of America Corp 3.97% 3/5/2029 (c)	125,000	124,797
Bank of America Corp 3.974% 2/7/2030 (c)	60,000	59,662
Bank of America Corp 4.083% 3/20/2051 (c)	320,000	256,397
Bank of America Corp 4.271% 7/23/2029 (c)	80,000	80,367
Bank of America Corp 4.33% 3/15/2050 (c)	60,000	50,405
Bank of America Corp 4.623% 5/9/2029 (c)	700,000	709,286
Bank of America Corp 5% 1/21/2044	400,000	385,687
Bank of America Corp 5.08% 1/20/2027 (c)	800,000	800,386
Bank of America Corp 5.162% 1/24/2031 (c)	790,000	815,560
Bank of America Corp 5.288% 4/25/2034 (c)	500,000	514,773
Bank of America Corp 5.425% 8/15/2035 (c)	130,000	132,954
Bank of America Corp 5.511% 1/24/2036 (c)	150,000	156,390
Bank of America Corp 5.518% 10/25/2035 (c)	80,000	81,938
Bank of America Corp 5.872% 9/15/2034 (c)	260,000	277,460
Bank of America Corp 6.204% 11/10/2028 (c)	500,000	519,556
Citibank NA 4.914% 5/29/2030 (e)	500,000	514,355
Citigroup Inc 2.976% 11/5/2030 (c)	270,000	257,142
Citigroup Inc 3.52% 10/27/2028 (c)	205,000	203,163
Citigroup Inc 3.98% 3/20/2030 (c)	160,000	158,550
Citigroup Inc 4.412% 3/31/2031 (c)	370,000	369,938
Citigroup Inc 4.503% 9/11/2031 (c)	100,000	100,309
Citigroup Inc 4.643% 5/7/2028 (c)	200,000	201,624
Citigroup Inc 4.65% 7/23/2048	78,000	68,801
Citigroup Inc 5.3% 5/6/2044	80,000	77,655
Citigroup Inc 5.316% 3/26/2041 (c)	617,000	617,790
Citigroup Inc 5.411% 9/19/2039 (c)	330,000	332,083
Citigroup Inc 5.875% 2/22/2033	410,000	437,994
Citigroup Inc 6.27% 11/17/2033 (c)	100,000	108,877
Citigroup Inc 8.125% 7/15/2039	220,000	282,057
Citizens Financial Group Inc 2.5% 2/6/2030	30,000	27,901
Citizens Financial Group Inc 2.638% 9/30/2032 (e)	78,000	67,370
Citizens Financial Group Inc 2.85% 7/27/2026	100,000	99,299
Citizens Financial Group Inc 5.253% 3/5/2031 (c)	90,000	92,479
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	90,000	94,357
Comerica Inc 5.982% 1/30/2030 (c)	50,000	52,160
Fifth Third Bancorp 2.55% 5/5/2027	200,000	196,220
Fifth Third Bancorp 4.337% 4/25/2033 (c)	70,000	68,429
Fifth Third Bancorp 5.631% 1/29/2032 (c)	40,000	41,983
Fifth Third Bancorp 6.361% 10/27/2028 (c)	120,000	124,840
Fifth Third Bancorp 8.25% 3/1/2038	40,000	49,116
Huntington Bancshares Inc/OH 2.55% 2/4/2030	90,000	83,995
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	70,000	70,382
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (c)	130,000	133,764
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	130,000	136,345
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	390,000	382,883
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	188,000	186,590
JPMorgan Chase & Co 1.953% 2/4/2032 (c)	250,000	222,925
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	150,000	139,729
JPMorgan Chase & Co 2.545% 11/8/2032 (c)	40,000	36,096
JPMorgan Chase & Co 2.58% 4/22/2032 (c)	239,000	218,458
JPMorgan Chase & Co 2.739% 10/15/2030 (c)	720,000	683,025
JPMorgan Chase & Co 2.95% 10/1/2026	224,000	222,547
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	50,000	47,168
JPMorgan Chase & Co 3.109% 4/22/2051 (c)	100,000	67,909
JPMorgan Chase & Co 3.328% 4/22/2052 (c)	390,000	276,489
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	660,000	656,279
JPMorgan Chase & Co 3.882% 7/24/2038 (c)	734,000	658,956
JPMorgan Chase & Co 4.005% 4/23/2029 (c)	43,000	42,959
JPMorgan Chase & Co 4.203% 7/23/2029 (c)	30,000	30,097
JPMorgan Chase & Co 4.452% 12/5/2029 (c)	200,000	202,061
JPMorgan Chase & Co 4.565% 6/14/2030 (c)	470,000	475,468
JPMorgan Chase & Co 4.81% 10/22/2036 (c)	370,000	367,397
JPMorgan Chase & Co 4.95% 6/1/2045	135,000	127,177
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	200,000	205,327
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	150,000	154,871
JPMorgan Chase & Co 5.14% 1/24/2031 (c)	340,000	351,422
JPMorgan Chase & Co 5.294% 7/22/2035 (c)	150,000	154,752
JPMorgan Chase & Co 5.35% 6/1/2034 (c)	880,000	914,328
JPMorgan Chase & Co 5.572% 4/22/2036 (c)	200,000	209,832
JPMorgan Chase & Co 5.576% 7/23/2036 (c)	120,000	124,134
JPMorgan Chase & Co 5.717% 9/14/2033 (c)	120,000	126,863
KeyCorp 2.25% 4/6/2027 (e)	350,000	342,082
KeyCorp 4.789% 6/1/2033 (c)	30,000	29,984
KeyCorp 5.121% 4/4/2031 (c)	40,000	41,081
KeyCorp 6.401% 3/6/2035 (c)	50,000	54,310
M&T Bank Corp 4.553% 8/16/2028 (c)	170,000	170,903
M&T Bank Corp 5.053% 1/27/2034 (c)	40,000	40,254
M&T Bank Corp 5.179% 7/8/2031 (c)	110,000	112,929
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	250,000	250,782
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)	250,000	250,654
PNC Financial Services Group Inc/The 1.15% 8/13/2026	514,000	505,386
PNC Financial Services Group Inc/The 3.15% 5/19/2027	430,000	425,969
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (c)	60,000	62,081
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	90,000	92,274
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (c)	80,000	82,279
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (c)	90,000	93,092
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (c)	40,000	41,705
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	100,000	103,712
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (c)	230,000	242,450
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (c)	100,000	107,358
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (c)	30,000	32,402
Santander Holdings USA Inc 5.741% 3/20/2031 (c)	100,000	103,478
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	350,000	352,373
Santander Holdings USA Inc 6.565% 6/12/2029 (c)	100,000	104,548
Santander Holdings USA Inc 7.66% 11/9/2031 (c)	40,000	44,804
Truist Financial Corp 1.267% 3/2/2027 (c)	29,000	28,854
Truist Financial Corp 4.916% 7/28/2033 (c)	50,000	50,286
Truist Financial Corp 5.153% 8/5/2032 (c)	10,000	10,324
Truist Financial Corp 5.711% 1/24/2035 (c)	230,000	241,942
Truist Financial Corp 5.867% 6/8/2034 (c)	100,000	106,409
Truist Financial Corp 6.123% 10/28/2033 (c)	30,000	32,415
US Bancorp 1.375% 7/22/2030	210,000	185,990
US Bancorp 2.491% 11/3/2036 (c)	50,000	43,639
US Bancorp 3.1% 4/27/2026	240,000	239,388
US Bancorp 4.653% 2/1/2029 (c)	240,000	243,000
US Bancorp 4.839% 2/1/2034 (c)	150,000	151,102
US Bancorp 5.046% 2/12/2031 (c)	130,000	133,530
US Bancorp 5.775% 6/12/2029 (c)	270,000	280,639
US Bancorp 5.836% 6/12/2034 (c)	60,000	64,013
US Bancorp 5.85% 10/21/2033 (c)	70,000	74,963
Wachovia Corp 5.5% 8/1/2035	140,000	144,204
Wells Fargo & Co 2.572% 2/11/2031 (c)	690,000	644,450
Wells Fargo & Co 3.068% 4/30/2041 (c)	100,000	77,559
Wells Fargo & Co 3.584% 5/22/2028 (c)	82,000	81,461
Wells Fargo & Co 4.611% 4/25/2053 (c)	110,000	94,655
Wells Fargo & Co 4.75% 12/7/2046	257,000	225,816
Wells Fargo & Co 4.892% 9/15/2036 (c)	180,000	179,438
Wells Fargo & Co 4.897% 7/25/2033 (c)	130,000	132,022
Wells Fargo & Co 5.013% 4/4/2051 (c)	130,000	118,802
Wells Fargo & Co 5.15% 4/23/2031 (c)	100,000	103,220
Wells Fargo & Co 5.244% 1/24/2031 (c)	400,000	414,208
Wells Fargo & Co 5.375% 2/7/2035	100,000	105,184
Wells Fargo & Co 5.389% 4/24/2034 (c)	280,000	291,321
Wells Fargo & Co 5.557% 7/25/2034 (c)	200,000	209,683
Wells Fargo & Co 5.574% 7/25/2029 (c)	200,000	207,175
Wells Fargo & Co 5.605% 4/23/2036 (c)	100,000	104,811
Wells Fargo & Co 5.606% 1/15/2044	180,000	178,344
Wells Fargo & Co 6.491% 10/23/2034 (c)	430,000	475,986
		28,127,655
Capital Markets - 1.5%
Ameriprise Financial Inc 5.15% 5/15/2033	40,000	41,543
Apollo Debt Solutions BDC 6.55% 3/15/2032	100,000	103,184
Ares Capital Corp 2.15% 7/15/2026	234,000	230,996
Ares Capital Corp 2.875% 6/15/2027	120,000	117,434
Ares Capital Corp 3.2% 11/15/2031	50,000	44,363
Ares Capital Corp 5.100% 1/15/2031	40,000	39,508
Ares Capital Corp 5.5% 9/1/2030	30,000	30,196
Ares Capital Corp 5.8% 3/8/2032	50,000	50,491
Ares Capital Corp 5.95% 7/15/2029	70,000	71,853
Ares Strategic Income Fund 4.85% 1/15/2029 (d)	70,000	69,178
Ares Strategic Income Fund 5.6% 2/15/2030	140,000	140,620
Ares Strategic Income Fund 6.2% 3/21/2032	50,000	51,276
Bank of New York Mellon Corp/The 1.8% 7/28/2031	80,000	70,385
Bank of New York Mellon Corp/The 3.85% 4/28/2028	27,000	27,068
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (c)	240,000	242,915
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (c)	60,000	61,698
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (c)	120,000	122,341
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (c)	150,000	154,307
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (c)	60,000	62,159
Bank of New York Mellon Corp/The 5.802% 10/25/2028 (c)	110,000	113,684
Bank of New York Mellon Corp/The 6.474% 10/25/2034 (c)	140,000	156,619
BlackRock Funding Inc 4.6% 7/26/2027	30,000	30,395
BlackRock Funding Inc 5.25% 3/14/2054	100,000	95,841
BlackRock Funding Inc 5.35% 1/8/2055	30,000	29,238
Blackrock Inc 2.1% 2/25/2032	50,000	44,137
Blackrock Inc 4.75% 5/25/2033 (e)	160,000	163,689
Blackstone Private Credit Fund 5.05% 9/10/2030	50,000	49,240
Blackstone Private Credit Fund 5.25% 4/1/2030	70,000	69,479
Blackstone Private Credit Fund 5.95% 7/16/2029	100,000	102,028
Blackstone Private Credit Fund 6% 1/29/2032	40,000	40,604
Blackstone Private Credit Fund 6% 11/22/2034	30,000	30,295
Blackstone Private Credit Fund 7.3% 11/27/2028	50,000	53,036
Blackstone Secured Lending Fund 5.35% 4/13/2028	100,000	100,881
Blue Owl Capital Corp 5.95% 3/15/2029	150,000	151,377
Charles Schwab Corp/The 1.65% 3/11/2031	70,000	61,395
Charles Schwab Corp/The 2% 3/20/2028	215,000	206,754
Charles Schwab Corp/The 3.2% 3/2/2027	350,000	347,212
Charles Schwab Corp/The 4.343% 11/14/2031 (c)	70,000	69,895
Charles Schwab Corp/The 4.914% 11/14/2036 (c)	50,000	49,664
Charles Schwab Corp/The 6.136% 8/24/2034 (c)	170,000	185,295
Charles Schwab Corp/The 6.196% 11/17/2029 (c)	60,000	63,459
CME Group Inc 2.65% 3/15/2032	70,000	63,999
CME Group Inc 3.75% 6/15/2028	110,000	110,092
CME Group Inc 5.3% 9/15/2043	40,000	40,096
Franklin Resources Inc 2.95% 8/12/2051	30,000	18,907
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (c)	255,000	232,512
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)	440,000	437,659
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (c)	887,000	797,586
Goldman Sachs Group Inc/The 4.153% 10/21/2029 (c)	1,170,000	1,169,738
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	60,000	60,125
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (c)	40,000	39,905
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (c)	230,000	212,492
Goldman Sachs Group Inc/The 4.75% 10/21/2045	28,000	25,372
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	400,000	404,569
Goldman Sachs Group Inc/The 5.15% 5/22/2045	20,000	18,781
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (c)	200,000	206,529
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (c)	300,000	311,363
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (c)	230,000	230,073
Goldman Sachs Group Inc/The 5.734% 1/28/2056 (c)	10,000	10,106
Goldman Sachs Group Inc/The 6.75% 10/1/2037	350,000	390,732
Golub Capital BDC Inc 6% 7/15/2029	50,000	51,122
HPS Corporate Lending Fund 5.45% 11/15/2030 (d)	80,000	79,765
HPS Corporate Lending Fund 5.95% 4/14/2032	20,000	20,288
HPS Corporate Lending Fund 6.25% 9/30/2029	40,000	41,436
HPS Corporate Lending Fund 6.75% 1/30/2029	20,000	20,889
Intercontinental Exchange Inc 1.85% 9/15/2032	180,000	153,251
Intercontinental Exchange Inc 2.65% 9/15/2040	80,000	59,278
Intercontinental Exchange Inc 3% 6/15/2050	138,000	90,335
Intercontinental Exchange Inc 3% 9/15/2060	40,000	23,933
Intercontinental Exchange Inc 3.75% 9/21/2028	50,000	49,756
Intercontinental Exchange Inc 4.6% 3/15/2033	240,000	242,172
Intercontinental Exchange Inc 4.95% 6/15/2052	70,000	63,902
Jefferies Financial Group Inc 2.75% 10/15/2032	100,000	86,982
Jefferies Financial Group Inc 4.15% 1/23/2030	40,000	39,451
Jefferies Financial Group Inc 4.85% 1/15/2027	100,000	100,662
Jefferies Financial Group Inc 5.875% 7/21/2028	140,000	145,451
Jefferies Financial Group Inc 6.2% 4/14/2034	10,000	10,554
Jefferies Financial Group Inc 6.5% 1/20/2043	20,000	20,804
Lazard Group LLC 4.5% 9/19/2028	100,000	100,645
Legg Mason Inc 5.625% 1/15/2044	20,000	19,988
LPL Holdings Inc 5.15% 6/15/2030	80,000	81,586
LPL Holdings Inc 5.65% 3/15/2035	40,000	41,000
LPL Holdings Inc 6.75% 11/17/2028	30,000	32,018
Moody's Corp 4.875% 12/17/2048	123,000	110,454
Moody's Corp 5% 8/5/2034	80,000	81,538
Morgan Stanley 2.699% 1/22/2031 (c)	1,340,000	1,256,916
Morgan Stanley 3.591% 7/22/2028 (c)	210,000	208,563
Morgan Stanley 3.625% 1/20/2027	96,000	95,750
Morgan Stanley 3.772% 1/24/2029 (c)	300,000	298,305
Morgan Stanley 3.95% 4/23/2027	200,000	199,858
Morgan Stanley 3.971% 7/22/2038 (c)	120,000	108,148
Morgan Stanley 4.375% 1/22/2047	148,000	127,786
Morgan Stanley 4.457% 4/22/2039 (c)	295,000	277,568
Morgan Stanley 5.042% 7/19/2030 (c)	40,000	41,011
Morgan Stanley 5.164% 4/20/2029 (c)	200,000	204,502
Morgan Stanley 5.192% 4/17/2031 (c)	90,000	92,796
Morgan Stanley 5.25% 4/21/2034 (c)	420,000	432,416
Morgan Stanley 5.297% 4/20/2037 (c)	140,000	142,408
Morgan Stanley 5.32% 7/19/2035 (c)	40,000	41,176
Morgan Stanley 5.424% 7/21/2034 (c)(e)	530,000	551,369
Morgan Stanley 5.587% 1/18/2036 (c)	50,000	52,249
Morgan Stanley 5.597% 3/24/2051 (c)	90,000	90,000
Morgan Stanley 5.664% 4/17/2036 (c)	90,000	94,470
Morgan Stanley 5.948% 1/19/2038 (c)	190,000	199,940
Morgan Stanley 6.342% 10/18/2033 (c)	320,000	350,711
Morgan Stanley 6.375% 7/24/2042	190,000	211,457
MSCI Inc 5.25% 9/1/2035	80,000	80,528
Nasdaq Inc 2.5% 12/21/2040	100,000	71,043
Nasdaq Inc 5.35% 6/28/2028	90,000	92,873
Nasdaq Inc 5.55% 2/15/2034	40,000	42,006
Nasdaq Inc 5.95% 8/15/2053	8,000	8,307
Nasdaq Inc 6.1% 6/28/2063	40,000	41,955
Northern Trust Corp 1.95% 5/1/2030	220,000	201,228
Raymond James Financial Inc 4.9% 9/11/2035	30,000	29,825
Raymond James Financial Inc 4.95% 7/15/2046	70,000	64,008
Raymond James Financial Inc 5.65% 9/11/2055	20,000	19,576
S&P Global Inc 2.3% 8/15/2060	100,000	50,569
S&P Global Inc 2.45% 3/1/2027	590,000	580,616
S&P Global Inc 2.9% 3/1/2032	150,000	138,250
S&P Global Inc 4.75% 8/1/2028	140,000	142,601
S&P Global Inc 4.8% 12/4/2035 (d)	70,000	69,784
Sixth Street Specialty Lending Inc 6.125% 3/1/2029 (e)	30,000	30,969
State Street Corp 1.684% 11/18/2027 (c)	204,000	200,174
State Street Corp 4.729% 2/28/2030	100,000	102,333
State Street Corp 4.784% 10/23/2036 (c)	70,000	69,636
State Street Corp 4.821% 1/26/2034 (c)	100,000	101,295
State Street Corp 4.834% 4/24/2030	90,000	92,658
State Street Corp 5.146% 2/28/2036 (c)	70,000	71,642
State Street Corp 5.684% 11/21/2029 (c)	110,000	115,191
State Street Corp 6.123% 11/21/2034 (c)	30,000	32,410
		18,020,504
Consumer Finance - 0.6%
Ally Financial Inc 6.184% 7/26/2035 (c)	70,000	72,548
Ally Financial Inc 6.848% 1/3/2030 (c)	120,000	127,320
Ally Financial Inc 6.992% 6/13/2029 (c)	120,000	126,730
American Express Co 2.55% 3/4/2027	100,000	98,552
American Express Co 3.3% 5/3/2027	30,000	29,794
American Express Co 4.05% 12/3/2042	160,000	137,822
American Express Co 4.351% 7/20/2029 (c)	300,000	302,189
American Express Co 4.804% 10/24/2036 (c)	100,000	98,744
American Express Co 4.989% 5/26/2033 (c)	30,000	30,466
American Express Co 5.043% 5/1/2034 (c)	90,000	92,281
American Express Co 5.442% 1/30/2036 (c)	110,000	114,254
American Express Co 5.532% 4/25/2030 (c)	270,000	281,664
Capital One Financial Corp 3.75% 7/28/2026	70,000	69,853
Capital One Financial Corp 3.8% 1/31/2028	251,000	249,976
Capital One Financial Corp 4.493% 9/11/2031 (c)	260,000	259,619
Capital One Financial Corp 5.817% 2/1/2034 (c)	250,000	261,657
Capital One Financial Corp 6.377% 6/8/2034 (c)	100,000	108,093
Capital One Financial Corp 7.624% 10/30/2031 (c)	120,000	135,618
Ford Motor Credit Co LLC 2.9% 2/16/2028	330,000	317,754
Ford Motor Credit Co LLC 5.73% 9/5/2030	200,000	203,079
Ford Motor Credit Co LLC 5.918% 3/20/2028	290,000	296,727
Ford Motor Credit Co LLC 6.798% 11/7/2028	280,000	293,754
Ford Motor Credit Co LLC 6.8% 5/12/2028	310,000	323,478
Ford Motor Credit Co LLC 7.2% 6/10/2030	200,000	214,302
John Deere Capital Corp 2.8% 7/18/2029 (e)	220,000	211,572
John Deere Capital Corp 4.375% 10/15/2030	80,000	80,843
John Deere Capital Corp 4.55% 6/5/2030	200,000	203,346
John Deere Capital Corp 4.75% 6/8/2026	740,000	742,900
John Deere Capital Corp 4.85% 10/11/2029	400,000	412,498
John Deere Capital Corp 5.05% 6/12/2034	50,000	51,647
PACCAR Financial Corp 4% 9/26/2029	160,000	160,209
Synchrony Financial 3.95% 12/1/2027	150,000	149,285
Synchrony Financial 5.15% 3/19/2029	159,000	161,134
Toyota Motor Credit Corp 2.15% 2/13/2030	100,000	92,754
Toyota Motor Credit Corp 4.55% 8/9/2029	80,000	81,299
Toyota Motor Credit Corp 4.6% 10/10/2031	50,000	50,751
Toyota Motor Credit Corp 4.7% 1/12/2033	70,000	70,886
Toyota Motor Credit Corp 4.8% 1/5/2034	120,000	122,340
Toyota Motor Credit Corp 5.45% 11/10/2027	380,000	391,357
Toyota Motor Credit Corp 5.55% 11/20/2030	10,000	10,592
		7,239,687
Financial Services - 0.6%
Aon Corp / Aon Global Holdings PLC 3.9% 2/28/2052	20,000	14,963
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033	200,000	208,274
Apollo Global Management Inc 5.15% 8/12/2035	200,000	200,361
Berkshire Hathaway Inc 4.5% 2/11/2043	33,000	30,986
Blackstone Reg Finance Co LLC 4.3% 11/3/2030	30,000	29,983
Blackstone Reg Finance Co LLC 4.95% 2/15/2036	60,000	59,562
Blue Owl Credit Income Corp 5.8% 3/15/2030	50,000	49,938
Blue Owl Credit Income Corp 6.6% 9/15/2029	80,000	82,275
Blue Owl Credit Income Corp 6.65% 3/15/2031	70,000	72,136
BP Capital Markets America Inc 3% 2/24/2050	240,000	156,470
BP Capital Markets America Inc 3.001% 3/17/2052	100,000	63,965
BP Capital Markets America Inc 3.379% 2/8/2061	20,000	13,056
BP Capital Markets America Inc 4.812% 2/13/2033	300,000	303,819
BP Capital Markets America Inc 5.017% 11/17/2027	60,000	61,186
BP Capital Markets America Inc 5.227% 11/17/2034	180,000	185,692
CNH Industrial Capital LLC 5.5% 1/12/2029	120,000	123,779
Corebridge Financial Inc 3.85% 4/5/2029	80,000	78,699
Corebridge Financial Inc 3.9% 4/5/2032	80,000	75,932
Corebridge Financial Inc 4.35% 4/5/2042	20,000	17,100
Corebridge Financial Inc 5.75% 1/15/2034	40,000	41,819
Corebridge Financial Inc 6.875% 12/15/2052 (c)	100,000	102,404
CRH SMW Finance DAC 5.125% 1/9/2030	300,000	309,263
DH Europe Finance II Sarl 2.6% 11/15/2029	80,000	75,809
DH Europe Finance II Sarl 3.4% 11/15/2049	50,000	36,033
Equitable Holdings Inc 4.35% 4/20/2028	120,000	120,445
Equitable Holdings Inc 5% 4/20/2048	60,000	53,838
Equitable Holdings Inc 6.7% 3/28/2055 (c)	20,000	20,855
FedEx Corp 2020-1 Class AA Pass Through Trust equipment trust certificate 1.875% 8/20/2035	28,573	24,929
Fidelity National Information Services Inc 1.15% 3/1/2026	246,000	244,808
Fidelity National Information Services Inc 2.25% 3/1/2031 (e)	200,000	178,431
Fiserv Inc 3.5% 7/1/2029	80,000	77,580
Fiserv Inc 4.4% 7/1/2049	240,000	188,307
Fiserv Inc 4.55% 2/15/2031	260,000	257,325
Global Payments Inc 1.2% 3/1/2026	346,000	344,385
Global Payments Inc 4.15% 8/15/2049	20,000	14,868
Global Payments Inc 4.875% 11/15/2030	140,000	140,156
Global Payments Inc 5.4% 8/15/2032	140,000	142,385
Global Payments Inc 5.55% 11/15/2035	100,000	99,393
Global Payments Inc 5.95% 8/15/2052	20,000	19,105
Goldman Sachs Private Credit Corp 5.875% 5/6/2028 (d)(e)	30,000	30,559
Golub Capital Private Credit Fund 5.875% 5/1/2030	50,000	50,654
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035	70,000	73,131
Jackson Financial Inc 4% 11/23/2051	40,000	27,892
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	100,000	89,765
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	330,000	344,756
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 7.25% 11/15/2053	60,000	67,165
Mastercard Inc 2% 11/18/2031	240,000	213,846
Mastercard Inc 2.95% 6/1/2029	50,000	48,432
Mastercard Inc 3.3% 3/26/2027	38,000	37,806
Mastercard Inc 3.35% 3/26/2030	103,000	100,578
Mastercard Inc 3.85% 3/26/2050	115,000	90,026
Mastercard Inc 4.55% 1/15/2035	140,000	139,976
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	170,000	166,166
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	100,000	102,296
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	60,000	64,335
PayPal Holdings Inc 2.3% 6/1/2030	120,000	111,116
PayPal Holdings Inc 4.4% 6/1/2032	100,000	99,835
PayPal Holdings Inc 5.25% 6/1/2062	30,000	27,533
PayPal Holdings Inc 5.5% 6/1/2054	80,000	77,618
Sixth Street Lending Partners 6.5% 3/11/2029	50,000	51,804
Visa Inc 1.1% 2/15/2031	250,000	217,888
Visa Inc 2.05% 4/15/2030	350,000	324,341
Visa Inc 2.7% 4/15/2040	150,000	115,548
Visa Inc 4.15% 12/14/2035	38,000	36,971
Voya Financial Inc 4.7% 1/23/2048 (c)	20,000	18,853
Western Union Co/The 6.2% 11/17/2036	20,000	20,830
		7,070,034
Insurance - 0.8%
AFLAC Inc 3.6% 4/1/2030	224,000	220,216
Allstate Corp/The 1.45% 12/15/2030	110,000	95,902
Allstate Corp/The 4.2% 12/15/2046	30,000	24,699
Allstate Corp/The 5.55% 5/9/2035	156,000	163,419
American International Group Inc 4.375% 6/30/2050	240,000	200,326
American International Group Inc 4.5% 7/16/2044	25,000	22,021
American International Group Inc 4.75% 4/1/2048	100,000	88,896
Aon Corp 3.75% 5/2/2029	120,000	118,674
Aon Global Ltd 4.75% 5/15/2045	50,000	44,424
Aon North America Inc 5.45% 3/1/2034	250,000	259,804
Aon North America Inc 5.75% 3/1/2054	50,000	49,746
Arch Capital Group Ltd 7.35% 5/1/2034	20,000	23,161
Arch Capital Group US Inc 5.144% 11/1/2043	50,000	47,426
Arthur J Gallagher & Co 3.5% 5/20/2051	150,000	104,582
Arthur J Gallagher & Co 4.85% 12/15/2029	60,000	61,396
Arthur J Gallagher & Co 5.15% 2/15/2035	70,000	70,733
Arthur J Gallagher & Co 5.55% 2/15/2055	43,000	41,269
Arthur J Gallagher & Co 5.75% 3/2/2053	45,000	44,146
Arthur J Gallagher & Co 6.75% 2/15/2054	30,000	33,147
Assurant Inc 4.9% 3/27/2028 (e)	60,000	60,721
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	70,000	73,535
Athene Holding Ltd 3.5% 1/15/2031	20,000	18,895
Athene Holding Ltd 4.125% 1/12/2028	84,000	83,917
Athene Holding Ltd 6.15% 4/3/2030 (e)	180,000	190,862
Athene Holding Ltd 6.625% 10/15/2054 (c)	40,000	39,924
Athene Holding Ltd 6.625% 5/19/2055	70,000	71,294
Athene Holding Ltd 6.65% 2/1/2033	100,000	108,338
Baylor Scott & White Holdings 2.839% 11/15/2050	120,000	75,977
Berkshire Hathaway Fin Corp 1.45% 10/15/2030	300,000	267,399
Berkshire Hathaway Fin Corp 1.85% 3/12/2030 (e)	170,000	156,077
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	220,000	141,511
Berkshire Hathaway Fin Corp 3.85% 3/15/2052	20,000	15,390
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	243,000	202,793
Brighthouse Financial Inc 3.85% 12/22/2051	50,000	30,092
Brighthouse Financial Inc 5.625% 5/15/2030 (e)	80,000	80,921
Brown & Brown Inc 4.2% 3/17/2032	110,000	106,440
Brown & Brown Inc 4.7% 6/23/2028	100,000	101,199
Brown & Brown Inc 5.55% 6/23/2035	50,000	51,267
Brown & Brown Inc 6.25% 6/23/2055	50,000	51,991
Chubb INA Holdings LLC 1.375% 9/15/2030	350,000	308,379
Chubb INA Holdings LLC 3.05% 12/15/2061	120,000	73,575
Chubb INA Holdings LLC 4.35% 11/3/2045	128,000	111,429
CNA Financial Corp 3.9% 5/1/2029	160,000	158,412
CNA Financial Corp 5.2% 8/15/2035	20,000	20,095
First American Financial Corp 2.4% 8/15/2031	60,000	52,340
Globe Life Inc 2.15% 8/15/2030	50,000	45,225
Hartford Insurance Group Inc/The 2.9% 9/15/2051	30,000	19,112
Hartford Insurance Group Inc/The 4.4% 3/15/2048	70,000	59,294
Hartford Insurance Group Inc/The 6.1% 10/1/2041	30,000	31,999
Lincoln National Corp 5.35% 11/15/2035	110,000	110,973
Markel Group Inc 3.35% 9/17/2029	30,000	29,030
Markel Group Inc 3.5% 11/1/2027	100,000	99,183
Markel Group Inc 4.15% 9/17/2050	40,000	30,915
Markel Group Inc 5% 5/20/2049	50,000	44,151
Markel Group Inc 6% 5/16/2054	20,000	20,126
Marsh & McLennan Cos Inc 4.2% 3/1/2048	110,000	90,484
Marsh & McLennan Cos Inc 4.65% 3/15/2030	70,000	71,403
Marsh & McLennan Cos Inc 4.85% 11/15/2031	70,000	71,803
Marsh & McLennan Cos Inc 4.9% 3/15/2049	70,000	63,311
Marsh & McLennan Cos Inc 5% 3/15/2035	110,000	111,427
Marsh & McLennan Cos Inc 5.35% 11/15/2044	40,000	39,140
Marsh & McLennan Cos Inc 5.4% 3/15/2055	50,000	48,140
Marsh & McLennan Cos Inc 5.45% 3/15/2053	40,000	38,809
Marsh & McLennan Cos Inc 5.7% 9/15/2053	40,000	40,218
Marsh & McLennan Cos Inc 5.75% 11/1/2032	100,000	107,130
MetLife Inc 4.05% 3/1/2045	18,000	14,887
MetLife Inc 4.55% 3/23/2030	1,050,000	1,072,305
MetLife Inc 4.875% 11/13/2043	100,000	93,235
MetLife Inc 5.25% 1/15/2054	140,000	133,160
MetLife Inc 6.35% 3/15/2055 (c)	10,000	10,546
MetLife Inc 6.4% 12/15/2066 (c)	100,000	104,919
Principal Financial Group Inc 4.35% 5/15/2043	30,000	25,748
Principal Financial Group Inc 5.375% 3/15/2033	120,000	125,331
Progressive Corp/The 2.5% 3/15/2027	100,000	98,432
Progressive Corp/The 3.2% 3/26/2030	100,000	96,725
Progressive Corp/The 4.2% 3/15/2048	135,000	111,946
Prudential Financial Inc 3.878% 3/27/2028	23,000	22,983
Prudential Financial Inc 3.935% 12/7/2049	38,000	29,424
Prudential Financial Inc 4.35% 2/25/2050	285,000	236,350
Prudential Financial Inc 4.5% 9/15/2047 (c)	110,000	108,855
Prudential Financial Inc 5.125% 3/1/2052 (c)	50,000	49,543
Prudential Financial Inc 5.2% 3/14/2035	30,000	30,768
Prudential Financial Inc 6% 9/1/2052 (c)	70,000	72,102
Prudential Financial Inc 6.5% 3/15/2054 (c)	60,000	63,416
Reinsurance Group of America Inc 3.95% 9/15/2026	50,000	49,981
Reinsurance Group of America Inc 5.75% 9/15/2034	100,000	104,288
Reinsurance Group of America Inc 6% 9/15/2033	30,000	31,954
Selective Insurance Group Inc 5.9% 4/15/2035	40,000	41,894
Travelers Companies Inc/The 2.55% 4/27/2050	200,000	120,901
Travelers Companies Inc/The 4% 5/30/2047	32,000	26,007
Travelers Companies Inc/The 4.1% 3/4/2049	50,000	40,552
Travelers Companies Inc/The 5.05% 7/24/2035	100,000	101,563
Travelers Companies Inc/The 5.7% 7/24/2055	40,000	40,848
Unum Group 4% 6/15/2029 (e)	100,000	98,916
Unum Group 4.125% 6/15/2051	20,000	15,178
Unum Group 5.25% 12/15/2035	30,000	29,775
Unum Group 6% 6/15/2054	30,000	29,624
Willis North America Inc 2.95% 9/15/2029	250,000	237,836
Willis North America Inc 5.15% 3/15/2036	60,000	60,005
Willis North America Inc 5.35% 5/15/2033	20,000	20,624
Willis North America Inc 5.9% 3/5/2054	40,000	39,929
		9,129,183
TOTAL FINANCIALS		69,587,063
Health Care - 2.7%
Biotechnology - 0.4%
AbbVie Inc 2.95% 11/21/2026	50,000	49,611
AbbVie Inc 3.2% 11/21/2029	80,000	77,582
AbbVie Inc 4.05% 11/21/2039	50,000	44,633
AbbVie Inc 4.25% 11/21/2049	390,000	321,186
AbbVie Inc 4.3% 5/14/2036	140,000	134,325
AbbVie Inc 4.5% 5/14/2035	440,000	431,812
AbbVie Inc 4.55% 3/15/2035	80,000	78,758
AbbVie Inc 4.7% 5/14/2045	120,000	108,519
AbbVie Inc 4.8% 3/15/2029	150,000	153,679
AbbVie Inc 4.875% 11/14/2048	100,000	91,047
AbbVie Inc 5.05% 3/15/2034	220,000	226,091
AbbVie Inc 5.4% 3/15/2054	150,000	145,826
Amgen Inc 3% 1/15/2052	30,000	19,359
Amgen Inc 3.15% 2/21/2040	410,000	323,150
Amgen Inc 3.2% 11/2/2027	56,000	55,291
Amgen Inc 3.375% 2/21/2050	110,000	78,280
Amgen Inc 4.2% 3/1/2033	260,000	254,135
Amgen Inc 4.4% 5/1/2045	102,000	87,240
Amgen Inc 4.663% 6/15/2051	190,000	162,562
Amgen Inc 4.875% 3/1/2053	50,000	44,011
Amgen Inc 5.15% 3/2/2028	480,000	491,227
Amgen Inc 5.25% 3/2/2033	100,000	103,516
Amgen Inc 5.65% 3/2/2053	182,000	178,214
Amgen Inc 5.75% 3/2/2063	140,000	136,595
Amgen Inc 6.4% 2/1/2039	100,000	110,694
Biogen Inc 3.25% 2/15/2051	270,000	177,663
Gilead Sciences Inc 1.65% 10/1/2030	150,000	134,279
Gilead Sciences Inc 2.8% 10/1/2050	180,000	113,922
Gilead Sciences Inc 4% 9/1/2036	40,000	37,217
Gilead Sciences Inc 4.15% 3/1/2047	60,000	49,830
Gilead Sciences Inc 4.5% 2/1/2045	311,000	274,998
Gilead Sciences Inc 4.8% 11/15/2029	220,000	226,359
Gilead Sciences Inc 5.5% 11/15/2054	50,000	49,334
		4,970,945
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 4.75% 11/30/2036	180,000	181,106
Abbott Laboratories 4.9% 11/30/2046	150,000	141,232
Baxter International Inc 1.915% 2/1/2027	79,000	77,089
Baxter International Inc 2.539% 2/1/2032	180,000	156,854
Baxter International Inc 3.132% 12/1/2051	20,000	12,571
Baxter International Inc 5.65% 12/15/2035	60,000	60,721
Becton Dickinson & Co 2.823% 5/20/2030	150,000	141,387
Becton Dickinson & Co 3.7% 6/6/2027	52,000	51,783
Becton Dickinson & Co 4.669% 6/6/2047	130,000	113,191
Becton Dickinson & Co 5.081% 6/7/2029	100,000	102,647
Boston Scientific Corp 3.75% 3/1/2026	120,000	119,900
Boston Scientific Corp 4% 3/1/2029	100,000	99,868
Boston Scientific Corp 4.7% 3/1/2049	140,000	125,554
GE HealthCare Technologies Inc 5.5% 6/15/2035	80,000	83,115
GE HealthCare Technologies Inc 5.857% 3/15/2030	100,000	105,751
GE HealthCare Technologies Inc 5.905% 11/22/2032	140,000	150,807
Medtronic Inc 4.625% 3/15/2045	168,000	153,755
Solventum Corp 5.6% 3/23/2034	200,000	208,098
Stryker Corp 2.9% 6/15/2050	140,000	91,525
Stryker Corp 3.5% 3/15/2026	240,000	239,772
Stryker Corp 4.625% 9/11/2034	100,000	99,409
Stryker Corp 4.85% 2/10/2030	40,000	41,074
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	200,000	206,276
		2,763,485
Health Care Providers & Services - 1.3%
Aetna Inc 4.75% 3/15/2044	60,000	52,399
Aetna Inc 6.625% 6/15/2036	60,000	66,010
AHS Hospital Corp 2.78% 7/1/2051	250,000	154,565
Allina Health System 3.887% 4/15/2049	20,000	15,335
Ascension Health 4.078% 11/15/2028	46,000	46,184
Ascension Health 4.294% 11/15/2030	55,000	55,085
Ascension Health 4.923% 11/15/2035	224,000	224,339
Banner Health 2.913% 1/1/2051	100,000	63,905
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	100,000	71,068
Cardinal Health Inc 3.41% 6/15/2027	67,000	66,514
Cardinal Health Inc 4.5% 9/15/2030	370,000	373,505
Cardinal Health Inc 5.45% 2/15/2034	110,000	114,287
Cencora Inc 4.25% 3/1/2045	20,000	16,920
Cencora Inc 4.85% 12/15/2029	30,000	30,666
Cencora Inc 5.125% 2/15/2034	110,000	112,830
Cencora Inc 5.15% 2/15/2035	30,000	30,662
Centene Corp 2.45% 7/15/2028	100,000	93,634
Centene Corp 2.625% 8/1/2031	130,000	111,819
Centene Corp 3.375% 2/15/2030	260,000	239,261
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	79,000	49,093
Cigna Group/The 4.375% 10/15/2028	30,000	30,273
Cigna Group/The 4.5% 9/15/2030	250,000	251,717
Cigna Group/The 4.8% 7/15/2046	465,000	413,435
Cigna Group/The 4.8% 8/15/2038	200,000	191,504
Cigna Group/The 4.9% 12/15/2048	30,000	26,746
CommonSpirit Health 3.91% 10/1/2050	145,000	108,296
CommonSpirit Health 4.35% 11/1/2042	100,000	86,543
CommonSpirit Health 4.352% 9/1/2030	35,000	34,848
CommonSpirit Health 4.975% 9/1/2035	13,000	12,847
CommonSpirit Health 5.318% 12/1/2034	100,000	101,862
CommonSpirit Health 5.662% 9/1/2055	9,000	8,685
CVS Health Corp 3% 8/15/2026	20,000	19,867
CVS Health Corp 3.25% 8/15/2029	195,000	188,239
CVS Health Corp 3.625% 4/1/2027	170,000	169,063
CVS Health Corp 3.75% 4/1/2030	380,000	371,054
CVS Health Corp 4.25% 4/1/2050	480,000	371,620
CVS Health Corp 4.3% 3/25/2028	264,000	264,874
CVS Health Corp 5% 1/30/2029	40,000	40,848
CVS Health Corp 5% 9/15/2032 (e)	100,000	102,067
CVS Health Corp 5.05% 3/25/2048	131,000	115,483
CVS Health Corp 5.25% 2/21/2033	250,000	257,395
CVS Health Corp 5.3% 6/1/2033	70,000	72,182
CVS Health Corp 5.45% 9/15/2035	80,000	81,889
CVS Health Corp 5.55% 6/1/2031	100,000	104,657
CVS Health Corp 5.625% 2/21/2053	130,000	122,033
CVS Health Corp 6% 6/1/2063	90,000	86,887
CVS Health Corp 6.05% 6/1/2054	50,000	49,712
Elevance Health Inc 2.25% 5/15/2030	270,000	247,892
Elevance Health Inc 3.65% 12/1/2027	320,000	318,470
Elevance Health Inc 4% 9/15/2028	100,000	99,849
Elevance Health Inc 4.101% 3/1/2028	50,000	50,046
Elevance Health Inc 4.375% 12/1/2047	175,000	145,257
Elevance Health Inc 4.55% 3/1/2048	250,000	212,613
Elevance Health Inc 4.625% 5/15/2042	140,000	125,968
Elevance Health Inc 5.2% 2/15/2035	140,000	143,002
Elevance Health Inc 5.7% 2/15/2055	10,000	9,751
Elevance Health Inc 5.7% 9/15/2055	90,000	88,172
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	120,000	91,170
HCA Inc 4.3% 11/15/2030	300,000	298,866
HCA Inc 4.5% 2/15/2027	1,013,000	1,015,206
HCA Inc 5.25% 6/15/2049	100,000	90,377
HCA Inc 5.5% 3/1/2032	250,000	260,517
HCA Inc 5.6% 4/1/2034	200,000	208,584
HCA Inc 5.7% 11/15/2055	30,000	28,588
HCA Inc 5.75% 3/1/2035	110,000	115,457
HCA Inc 6% 4/1/2054	300,000	298,245
HCA Inc 6.1% 4/1/2064	70,000	69,342
Humana Inc 3.95% 3/15/2027	445,000	443,709
Humana Inc 4.625% 12/1/2042	80,000	68,836
Humana Inc 5.75% 12/1/2028	70,000	72,791
Humana Inc 5.75% 4/15/2054	70,000	65,850
Humana Inc 6% 5/1/2055	70,000	67,976
Integris Baptist Medical Center Inc 3.875% 8/15/2050	83,000	60,101
Kaiser Foundation Hospitals 2.81% 6/1/2041	63,000	46,787
Kaiser Foundation Hospitals 3.266% 11/1/2049	80,000	55,781
Kaiser Foundation Hospitals 4.15% 5/1/2047	130,000	108,131
Mass General Brigham Inc 3.342% 7/1/2060	70,000	45,530
McKesson Corp 4.65% 5/30/2030	30,000	30,521
McKesson Corp 5.25% 5/30/2035	60,000	61,953
MyMichigan Health 3.409% 6/1/2050	33,000	22,884
New York and Presbyterian Hospital/The 4.024% 8/1/2045	80,000	65,995
Novant Health Inc 3.168% 11/1/2051	105,000	69,939
NYU Langone Hospitals 3.38% 7/1/2055	70,000	47,882
Orlando Health Obligated Group 3.327% 10/1/2050	57,000	40,194
PeaceHealth Obligated Group 4.335% 11/15/2028	10,000	10,046
PeaceHealth Obligated Group 4.855% 11/15/2032	20,000	20,176
Piedmont Healthcare Inc 2.719% 1/1/2042	37,000	26,222
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	130,000	76,813
Sutter Health 3.361% 8/15/2050	130,000	90,893
Sutter Health 5.537% 8/15/2035	140,000	146,124
Trinity Health Corp 2.632% 12/1/2040	50,000	36,491
UnitedHealth Group Inc 1.25% 1/15/2026	81,000	80,921
UnitedHealth Group Inc 2.9% 5/15/2050	120,000	76,621
UnitedHealth Group Inc 3.05% 5/15/2041	230,000	174,385
UnitedHealth Group Inc 3.5% 8/15/2039	772,000	642,818
UnitedHealth Group Inc 3.7% 8/15/2049	40,000	29,699
UnitedHealth Group Inc 3.75% 10/15/2047	30,000	22,906
UnitedHealth Group Inc 4.25% 1/15/2029	100,000	100,738
UnitedHealth Group Inc 4.45% 12/15/2048	102,000	85,721
UnitedHealth Group Inc 4.625% 7/15/2035	100,000	98,581
UnitedHealth Group Inc 4.7% 4/15/2029	340,000	346,681
UnitedHealth Group Inc 4.95% 5/15/2062	90,000	77,918
UnitedHealth Group Inc 5% 4/15/2034	40,000	40,645
UnitedHealth Group Inc 5.05% 4/15/2053	100,000	90,198
UnitedHealth Group Inc 5.15% 7/15/2034	150,000	153,637
UnitedHealth Group Inc 5.25% 2/15/2028	90,000	92,459
UnitedHealth Group Inc 5.35% 2/15/2033	90,000	93,767
UnitedHealth Group Inc 5.5% 4/15/2064	100,000	93,956
UnitedHealth Group Inc 5.5% 7/15/2044	210,000	208,440
UnitedHealth Group Inc 5.625% 7/15/2054	250,000	245,204
UnitedHealth Group Inc 6.05% 2/15/2063	60,000	61,281
Universal Health Services Inc 4.625% 10/15/2029	100,000	100,391
West Virginia United Health System Obligated Group 3.129% 6/1/2050	70,000	43,948
		14,332,619
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	60,000	60,303
Agilent Technologies Inc 4.75% 9/9/2034	60,000	59,864
Revvity Inc 2.25% 9/15/2031	90,000	79,244
Thermo Fisher Scientific Inc 2.6% 10/1/2029	250,000	237,627
Thermo Fisher Scientific Inc 4.794% 10/7/2035	120,000	120,367
Thermo Fisher Scientific Inc 4.95% 11/21/2032	210,000	216,915
Thermo Fisher Scientific Inc 5.086% 8/10/2033	20,000	20,760
		795,080
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co 3.7% 3/15/2052	330,000	242,469
Bristol-Myers Squibb Co 3.9% 3/15/2062	100,000	72,499
Bristol-Myers Squibb Co 4.125% 6/15/2039	100,000	90,780
Bristol-Myers Squibb Co 4.55% 2/20/2048	42,000	36,335
Bristol-Myers Squibb Co 5.2% 2/22/2034	190,000	197,516
Bristol-Myers Squibb Co 5.55% 2/22/2054	131,000	128,652
Bristol-Myers Squibb Co 5.75% 2/1/2031	70,000	74,873
Eli Lilly & Co 2.25% 5/15/2050	200,000	115,055
Eli Lilly & Co 4.2% 8/14/2029	100,000	100,969
Eli Lilly & Co 4.25% 3/15/2031	430,000	433,189
Eli Lilly & Co 4.6% 8/14/2034	100,000	100,290
Eli Lilly & Co 4.75% 2/12/2030	130,000	133,676
Eli Lilly & Co 4.875% 2/27/2053	50,000	45,682
Eli Lilly & Co 4.9% 10/15/2035	150,000	152,542
Eli Lilly & Co 5.05% 8/14/2054	100,000	93,667
Eli Lilly & Co 5.1% 2/9/2064	100,000	92,075
Eli Lilly & Co 5.5% 2/12/2055	180,000	180,154
GlaxoSmithKline Capital Inc 3.875% 5/15/2028	130,000	130,102
Haleon US Capital LLC 3.625% 3/24/2032	250,000	237,823
Johnson & Johnson 2.1% 9/1/2040	220,000	155,069
Johnson & Johnson 2.25% 9/1/2050	50,000	29,478
Johnson & Johnson 2.45% 9/1/2060	110,000	60,427
Johnson & Johnson 3.4% 1/15/2038	116,000	101,939
Johnson & Johnson 3.55% 3/1/2036	110,000	101,179
Johnson & Johnson 4.9% 6/1/2031	100,000	104,411
Johnson & Johnson 5% 3/1/2035	140,000	145,753
Merck & Co Inc 1.45% 6/24/2030	100,000	89,421
Merck & Co Inc 3.7% 2/10/2045	45,000	35,766
Merck & Co Inc 3.850% 9/15/2027	30,000	30,113
Merck & Co Inc 4.05% 5/17/2028	100,000	100,721
Merck & Co Inc 4.15% 3/15/2031	170,000	169,467
Merck & Co Inc 4.15% 5/18/2043	266,000	228,833
Merck & Co Inc 4.150% 9/15/2030	60,000	60,213
Merck & Co Inc 4.5% 5/17/2033	150,000	151,325
Merck & Co Inc 4.75% 12/4/2035	180,000	179,327
Merck & Co Inc 5% 5/17/2053	150,000	137,768
Merck & Co Inc 5.55% 12/4/2055	130,000	128,263
Merck & Co Inc 5.700% 9/15/2055	130,000	131,308
Mylan Inc 4.55% 4/15/2028	20,000	20,021
Novartis Capital Corp 2% 2/14/2027	320,000	314,261
Novartis Capital Corp 2.75% 8/14/2050	50,000	31,996
Novartis Capital Corp 3.1% 5/17/2027	90,000	89,325
Novartis Capital Corp 4% 11/20/2045	35,000	29,280
Novartis Capital Corp 4.6% 11/5/2035	310,000	307,134
Novartis Capital Corp 5.3% 11/5/2055	80,000	77,443
Pfizer Inc 2.55% 5/28/2040	125,000	91,763
Pfizer Inc 2.7% 5/28/2050	380,000	236,859
Pfizer Inc 3.45% 3/15/2029	70,000	69,178
Pfizer Inc 4% 12/15/2036	36,000	33,765
Pfizer Inc 4.2% 11/15/2030 (e)	700,000	703,243
Pfizer Inc 4.875% 11/15/2035	60,000	60,179
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	270,000	273,580
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	113,000	115,232
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	200,000	202,121
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	150,000	144,344
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	154,000	145,819
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	250,000	231,950
Royalty Pharma PLC 3.3% 9/2/2040	100,000	77,397
Royalty Pharma PLC 5.200% 9/25/2035	180,000	180,911
Viatris Inc 2.7% 6/22/2030	100,000	91,407
Viatris Inc 3.85% 6/22/2040	120,000	92,118
Viatris Inc 4% 6/22/2050	100,000	66,596
Zoetis Inc 4.15% 8/17/2028	70,000	70,376
Zoetis Inc 4.45% 8/20/2048	60,000	51,433
Zoetis Inc 5% 8/17/2035	80,000	80,877
		8,687,737
TOTAL HEALTH CARE		31,549,866
Industrials - 1.6%
Aerospace & Defense - 0.5%
Boeing Co 3.2% 3/1/2029	126,000	122,154
Boeing Co 3.6% 5/1/2034	170,000	154,453
Boeing Co 5.705% 5/1/2040	836,000	853,371
Boeing Co 5.805% 5/1/2050	130,000	127,867
Boeing Co 6.528% 5/1/2034	250,000	276,590
Boeing Co 6.858% 5/1/2054	190,000	213,396
GE Aerospace 4.35% 5/1/2050	489,000	416,330
General Dynamics Corp 3.625% 4/1/2030	140,000	137,406
General Dynamics Corp 4.25% 4/1/2050	50,000	42,174
General Dynamics Corp 4.95% 8/15/2035	60,000	61,198
Huntington Ingalls Industries Inc 4.2% 5/1/2030	60,000	59,429
L3Harris Technologies Inc 4.854% 4/27/2035	100,000	99,742
L3Harris Technologies Inc 5.05% 6/1/2029	200,000	205,415
L3Harris Technologies Inc 5.4% 1/15/2027	270,000	273,904
L3Harris Technologies Inc 5.5% 8/15/2054	50,000	48,849
Lockheed Martin Corp 4.07% 12/15/2042	70,000	59,800
Lockheed Martin Corp 4.09% 9/15/2052	70,000	55,477
Lockheed Martin Corp 4.7% 12/15/2031	210,000	215,220
Lockheed Martin Corp 4.7% 5/15/2046	28,000	25,390
Lockheed Martin Corp 5% 8/15/2035	60,000	61,112
Lockheed Martin Corp 5.2% 2/15/2064	20,000	18,527
Lockheed Martin Corp 5.9% 11/15/2063	200,000	206,642
Northrop Grumman Corp 3.25% 1/15/2028	80,000	78,974
Northrop Grumman Corp 4.03% 10/15/2047	106,000	85,144
Northrop Grumman Corp 4.4% 5/1/2030	300,000	302,535
Northrop Grumman Corp 5.2% 6/1/2054	60,000	56,088
Northrop Grumman Corp 5.25% 5/1/2050	120,000	113,244
RTX Corp 3.75% 11/1/2046	30,000	23,247
RTX Corp 4.05% 5/4/2047	18,000	14,531
RTX Corp 4.125% 11/16/2028	260,000	260,865
RTX Corp 4.35% 4/15/2047	260,000	220,329
RTX Corp 4.45% 11/16/2038	370,000	347,368
RTX Corp 5.15% 2/27/2033	240,000	247,872
RTX Corp 6.1% 3/15/2034	230,000	251,642
RTX Corp 6.4% 3/15/2054	60,000	66,028
		5,802,313
Air Freight & Logistics - 0.1%
FedEx Corp 4.05% 2/15/2048	150,000	114,773
FedEx Corp 4.25% 5/15/2030	175,000	175,821
FedEx Corp 4.75% 11/15/2045	20,000	17,301
FedEx Corp 4.95% 10/17/2048	102,000	89,100
United Parcel Service Inc 4.875% 3/3/2033 (e)	360,000	370,780
United Parcel Service Inc 5.05% 3/3/2053	20,000	18,337
United Parcel Service Inc 5.25% 5/14/2035	50,000	51,819
United Parcel Service Inc 5.5% 5/22/2054	140,000	136,066
United Parcel Service Inc 5.6% 5/22/2064	50,000	48,253
United Parcel Service Inc 5.95% 5/14/2055	60,000	61,933
		1,084,183
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	50,000	49,187
Carrier Global Corp 2.722% 2/15/2030	100,000	94,146
Carrier Global Corp 3.377% 4/5/2040	195,000	157,557
Carrier Global Corp 3.577% 4/5/2050	50,000	36,810
Carrier Global Corp 5.9% 3/15/2034	80,000	85,814
Johnson Controls International plc / Tyco Fire & Security Finance SCA 4.9% 12/1/2032	150,000	152,501
Johnson Controls International plc 5.125% 9/14/2045	6,000	5,508
Masco Corp 2% 2/15/2031	103,000	91,076
Masco Corp 3.125% 2/15/2051	52,000	34,220
Owens Corning 3.875% 6/1/2030	100,000	98,185
Owens Corning 4.4% 1/30/2048	20,000	16,380
Owens Corning 5.95% 6/15/2054	60,000	60,892
Trane Technologies Holdco Inc 3.75% 8/21/2028	210,000	209,254
Trane Technologies Holdco Inc 4.3% 2/21/2048	20,000	16,735
		1,108,265
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031	500,000	435,781
Republic Services Inc 3.95% 5/15/2028	28,000	28,047
Veralto Corp 5.45% 9/18/2033	40,000	41,746
Waste Connections Inc 2.2% 1/15/2032	130,000	114,769
Waste Connections Inc 5% 3/1/2034	90,000	91,907
Waste Management Inc 4.65% 3/15/2030	60,000	61,162
Waste Management Inc 4.875% 2/15/2029	390,000	400,005
Waste Management Inc 4.875% 2/15/2034	80,000	82,068
Waste Management Inc 4.95% 3/15/2035	60,000	60,938
Waste Management Inc 4.95% 7/3/2027	40,000	40,674
Waste Management Inc 4.95% 7/3/2031	40,000	41,405
Waste Management Inc 5.35% 10/15/2054	60,000	58,452
		1,456,954
Electrical Equipment - 0.0%
Emerson Electric Co 2% 12/21/2028	290,000	275,060
Emerson Electric Co 5% 3/15/2035	80,000	82,015
Regal Rexnord Corp 6.05% 4/15/2028	170,000	175,859
Regal Rexnord Corp 6.4% 4/15/2033	40,000	43,025
Rockwell Automation Inc 4.2% 3/1/2049	50,000	41,573
		617,532
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	211,000	139,054
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	30,000	29,805
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	207,000	167,313
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	100,000	88,919
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	80,000	75,289
Burlington Northern Santa Fe LLC 5.55% 3/15/2056	50,000	49,287
Burlington Northern Santa Fe LLC 5.8% 3/15/2056	100,000	102,099
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	20,000	22,198
CSX Corp 2.4% 2/15/2030	80,000	74,861
CSX Corp 4.3% 3/1/2048	140,000	116,793
CSX Corp 4.5% 3/15/2049	160,000	136,547
CSX Corp 4.75% 11/15/2048	70,000	62,232
CSX Corp 5.05% 6/15/2035	20,000	20,343
CSX Corp 6.15% 5/1/2037	140,000	153,712
Norfolk Southern Corp 2.9% 8/25/2051	110,000	69,104
Norfolk Southern Corp 3.8% 8/1/2028	63,000	62,685
Norfolk Southern Corp 4.05% 8/15/2052	90,000	69,844
Norfolk Southern Corp 4.1% 5/15/2121	60,000	41,504
Norfolk Southern Corp 4.15% 2/28/2048	38,000	30,939
Norfolk Southern Corp 4.45% 3/1/2033	150,000	149,594
Norfolk Southern Corp 5.1% 5/1/2035	70,000	71,496
Norfolk Southern Corp 5.35% 8/1/2054	50,000	47,763
Ryder System Inc 4.85% 6/15/2030	50,000	51,008
Ryder System Inc 6.6% 12/1/2033	60,000	66,880
Uber Technologies Inc 4.15% 1/15/2031	110,000	109,593
Uber Technologies Inc 4.3% 1/15/2030	50,000	50,312
Uber Technologies Inc 4.8% 9/15/2034	50,000	49,986
Uber Technologies Inc 4.8% 9/15/2035	90,000	89,525
Uber Technologies Inc 5.35% 9/15/2054 (e)	50,000	47,683
Union Pacific Corp 2.891% 4/6/2036	79,000	66,688
Union Pacific Corp 2.973% 9/16/2062	290,000	169,682
Union Pacific Corp 3.25% 2/5/2050	50,000	34,619
Union Pacific Corp 3.55% 8/15/2039	130,000	111,043
Union Pacific Corp 3.6% 9/15/2037	38,000	33,795
Union Pacific Corp 3.839% 3/20/2060	70,000	50,500
Union Pacific Corp 4.05% 11/15/2045	170,000	139,301
Union Pacific Corp 5.1% 2/20/2035	20,000	20,640
Union Pacific Corp 5.15% 1/20/2063	120,000	109,805
Union Pacific Corp 5.6% 12/1/2054	20,000	19,935
		3,002,376
Industrial Conglomerates - 0.1%
3M Co 2.375% 8/26/2029	177,000	166,860
3M Co 3.05% 4/15/2030	19,000	18,159
3M Co 3.625% 10/15/2047	50,000	37,220
3M Co 3.7% 4/15/2050	24,000	17,603
3M Co 3.875% 6/15/2044	70,000	56,591
3M Co 5.15% 3/15/2035	100,000	102,210
Honeywell International Inc 3.812% 11/21/2047	20,000	15,666
Honeywell International Inc 4.7% 2/1/2030	40,000	40,879
Honeywell International Inc 4.875% 9/1/2029	70,000	71,911
Honeywell International Inc 5% 3/1/2035	190,000	193,523
Honeywell International Inc 5.25% 3/1/2054	170,000	160,666
Honeywell International Inc 5.35% 3/1/2064	20,000	19,017
Trane Technologies Financing Ltd 3.8% 3/21/2029	125,000	124,101
		1,024,406
Machinery - 0.2%
Caterpillar Financial Services Corp 1.1% 9/14/2027	530,000	508,004
Caterpillar Financial Services Corp 4.1% 8/15/2028	450,000	452,918
Caterpillar Inc 3.25% 9/19/2049	110,000	78,243
Caterpillar Inc 4.75% 5/15/2064	40,000	35,205
Caterpillar Inc 5.2% 5/15/2035	120,000	124,383
Caterpillar Inc 5.2% 5/27/2041	100,000	100,826
Cummins Inc 4.875% 10/1/2043	110,000	105,449
Cummins Inc 4.9% 2/20/2029	60,000	61,582
Cummins Inc 5.3% 5/9/2035	60,000	62,218
Deere & Co 2.875% 9/7/2049	130,000	87,260
Deere & Co 5.7% 1/19/2055	80,000	82,684
Eaton Corp 4.15% 3/15/2033	260,000	255,843
Eaton Corp 4.7% 8/23/2052	20,000	17,805
Illinois Tool Works Inc 4.875% 9/15/2041	70,000	67,969
Ingersoll Rand Inc 5.7% 8/14/2033	150,000	158,925
Otis Worldwide Corp 2.565% 2/15/2030	70,000	65,540
Otis Worldwide Corp 3.362% 2/15/2050	80,000	56,831
Otis Worldwide Corp 5.131% 9/4/2035	10,000	10,190
Parker-Hannifin Corp 3.25% 6/14/2029	60,000	58,375
Parker-Hannifin Corp 4% 6/14/2049	110,000	88,447
Stanley Black & Decker Inc 2.75% 11/15/2050	150,000	89,030
Westinghouse Air Brake Technologies Corp 5.5% 5/29/2035	60,000	62,575
		2,630,302
Passenger Airlines - 0.1%
American Airlines 2017-1 Class AA Pass Through Trust equipment trust certificate 3.65% 8/15/2030	88,688	87,100
Delta Air Lines Inc 4.95% 7/10/2028	80,000	81,439
Delta Air Lines Inc 5.25% 7/10/2030	40,000	41,102
Southwest Airlines Co 5.125% 6/15/2027	595,000	602,494
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030	158,915	154,818
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	46,649	48,729
		1,015,682
Professional Services - 0.0%
Booz Allen Hamilton Inc 5.95% 8/4/2033	60,000	62,503
Leidos Inc 2.3% 2/15/2031	110,000	98,972
Paychex Inc 5.1% 4/15/2030	100,000	102,951
Paychex Inc 5.6% 4/15/2035	133,000	139,291
Verisk Analytics Inc 4.5% 8/15/2030	50,000	50,378
Verisk Analytics Inc 5.125% 2/15/2036	50,000	50,228
Verisk Analytics Inc 5.25% 3/15/2035	100,000	101,765
		606,088
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.875% 1/15/2026	120,000	119,935
Air Lease Corp 3.125% 12/1/2030	40,000	37,067
Air Lease Corp 3.75% 6/1/2026	158,000	157,699
Air Lease Corp 5.2% 7/15/2031	70,000	71,149
Ferguson Enterprises Inc 4.35% 3/15/2031	70,000	69,753
GATX Corp 4.55% 11/7/2028	130,000	131,076
GATX Corp 4.9% 3/15/2033	80,000	80,090
GATX Corp 6.9% 5/1/2034	100,000	112,027
WW Grainger Inc 4.45% 9/15/2034	110,000	109,015
		887,811
TOTAL INDUSTRIALS		19,235,912
Information Technology - 2.0%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	80,000	82,240
Cisco Systems Inc 4.8% 2/26/2027	370,000	374,149
Cisco Systems Inc 4.85% 2/26/2029	110,000	112,905
Cisco Systems Inc 5.05% 2/26/2034	110,000	113,195
Cisco Systems Inc 5.1% 2/24/2035	130,000	133,567
Cisco Systems Inc 5.3% 2/26/2054	50,000	47,926
Cisco Systems Inc 5.5% 1/15/2040	90,000	93,283
Cisco Systems Inc 5.5% 2/24/2055	40,000	39,549
Cisco Systems Inc 5.9% 2/15/2039	130,000	139,756
Motorola Solutions Inc 5.2% 8/15/2032	30,000	30,931
Motorola Solutions Inc 5.4% 4/15/2034	160,000	165,222
		1,332,723
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 3.8% 11/15/2027	250,000	249,666
Amphenol Corp 4.125% 11/15/2030	180,000	179,056
Amphenol Corp 4.625% 2/15/2036	20,000	19,594
Amphenol Corp 5.25% 4/5/2034	130,000	135,194
Amphenol Corp 5.3% 11/15/2055	60,000	57,319
Amphenol Corp 5.375% 11/15/2054	26,000	25,271
Corning Inc 5.35% 11/15/2048	140,000	135,604
Dell International LLC / EMC Corp 5.3% 10/1/2029	390,000	402,438
Dell International LLC / EMC Corp 8.1% 7/15/2036	80,000	96,937
Dell International LLC / EMC Corp 8.35% 7/15/2046	187,000	237,214
Flex Ltd 5.25% 1/15/2032	100,000	101,932
Vontier Corp 2.4% 4/1/2028	60,000	57,505
		1,697,730
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	150,000	148,007
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	40,000	37,260
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	60,000	61,100
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	40,000	40,757
IBM Corporation 1.95% 5/15/2030	175,000	159,508
IBM Corporation 2.95% 5/15/2050	175,000	111,748
IBM Corporation 3.5% 5/15/2029	843,000	826,829
IBM Corporation 4% 6/20/2042	90,000	75,405
IBM Corporation 4.15% 5/15/2039	100,000	89,272
IBM Corporation 5.2% 2/10/2035 (e)	100,000	102,493
IBM Corporation 5.6% 11/30/2039	50,000	51,656
IBM Corporation 5.7% 2/10/2055	100,000	98,550
IBM International Capital Pte Ltd 4.6% 2/5/2029	180,000	182,700
		1,985,285
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices Inc 4.393% 6/1/2052	30,000	25,382
Analog Devices Inc 2.8% 10/1/2041	130,000	95,884
Analog Devices Inc 2.95% 10/1/2051	40,000	25,950
Analog Devices Inc 4.5% 6/15/2030	30,000	30,407
Applied Materials Inc 4% 1/15/2031	80,000	79,594
Applied Materials Inc 4.35% 4/1/2047	28,000	24,090
Applied Materials Inc 5.85% 6/15/2041	70,000	74,393
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	1,324,000	1,312,679
Broadcom Inc 3.187% 11/15/2036 (d)	90,000	76,328
Broadcom Inc 3.419% 4/15/2033	82,000	75,905
Broadcom Inc 3.5% 2/15/2041	100,000	81,349
Broadcom Inc 4% 4/15/2029 (d)	70,000	69,705
Broadcom Inc 4.3% 11/15/2032	250,000	246,605
Broadcom Inc 4.55% 2/15/2032	190,000	190,530
Broadcom Inc 4.6% 7/15/2030	250,000	254,008
Broadcom Inc 4.75% 4/15/2029	50,000	50,938
Broadcom Inc 4.8% 10/15/2034	190,000	190,365
Broadcom Inc 4.8% 2/15/2036	90,000	88,807
Broadcom Inc 4.9% 2/15/2038 (e)	230,000	225,475
Broadcom Inc 4.926% 5/15/2037 (d)	80,000	78,961
Broadcom Inc 5% 4/15/2030	50,000	51,465
Broadcom Inc 5.15% 11/15/2031	240,000	248,988
Intel Corp 3.25% 11/15/2049	110,000	70,273
Intel Corp 3.734% 12/8/2047	617,000	439,053
Intel Corp 4.875% 2/10/2028	100,000	101,405
Intel Corp 5.15% 2/21/2034 (e)	50,000	50,629
Intel Corp 5.2% 2/10/2033	710,000	723,408
Intel Corp 5.7% 2/10/2053	80,000	74,477
Intel Corp 5.9% 2/10/2063	90,000	84,159
KLA Corp 4.65% 7/15/2032	110,000	111,603
KLA Corp 4.95% 7/15/2052	110,000	99,821
Lam Research Corp 2.875% 6/15/2050	150,000	97,299
Marvell Technology Inc 4.75% 7/15/2030	50,000	50,653
Marvell Technology Inc 5.45% 7/15/2035	20,000	20,606
Marvell Technology Inc 5.95% 9/15/2033	60,000	64,151
Micron Technology Inc 3.366% 11/1/2041	30,000	22,995
Micron Technology Inc 4.663% 2/15/2030	230,000	232,623
Micron Technology Inc 5.327% 2/6/2029	50,000	51,554
Micron Technology Inc 5.65% 11/1/2032	40,000	42,046
Micron Technology Inc 5.8% 1/15/2035	70,000	73,768
Micron Technology Inc 6.05% 11/1/2035	50,000	53,345
NVIDIA Corp 2% 6/15/2031	216,000	194,422
NVIDIA Corp 2.85% 4/1/2030	100,000	95,529
NVIDIA Corp 3.5% 4/1/2040	50,000	42,248
NVIDIA Corp 3.5% 4/1/2050	50,000	37,002
QUALCOMM Inc 1.65% 5/20/2032	54,000	46,087
QUALCOMM Inc 4.5% 5/20/2030	130,000	132,147
QUALCOMM Inc 5% 5/20/2035	130,000	132,005
QUALCOMM Inc 5.4% 5/20/2033	250,000	264,732
QUALCOMM Inc 6% 5/20/2053	140,000	147,347
Texas Instruments Inc 4.15% 5/15/2048	70,000	57,652
Texas Instruments Inc 4.5% 5/23/2030	140,000	142,230
Texas Instruments Inc 4.85% 2/8/2034	60,000	61,522
Texas Instruments Inc 4.9% 3/14/2033	200,000	206,329
Texas Instruments Inc 5.05% 5/18/2063	40,000	35,755
Texas Instruments Inc 5.1% 5/23/2035	140,000	144,067
		7,800,750
Software - 0.6%
Adobe Inc 4.95% 4/4/2034	70,000	72,334
AppLovin Corp 5.125% 12/1/2029	60,000	61,544
AppLovin Corp 5.5% 12/1/2034	120,000	123,294
Cadence Design Systems Inc 4.3% 9/10/2029	70,000	70,358
Cadence Design Systems Inc 4.7% 9/10/2034	40,000	39,986
Intuit Inc 5.2% 9/15/2033	30,000	31,364
Intuit Inc 5.5% 9/15/2053	70,000	68,945
Microsoft Corp 2.525% 6/1/2050	326,000	199,039
Microsoft Corp 2.921% 3/17/2052	734,000	480,797
Microsoft Corp 3.3% 2/6/2027	115,000	114,555
Microsoft Corp 3.4% 6/15/2027	210,000	209,474
Microsoft Corp 3.45% 8/8/2036	481,000	439,256
Microsoft Corp 4.2% 11/3/2035 (e)	170,000	169,251
Oracle Corp 2.95% 4/1/2030	360,000	332,341
Oracle Corp 3.25% 11/15/2027	96,000	93,914
Oracle Corp 3.6% 4/1/2050	300,000	186,873
Oracle Corp 3.8% 11/15/2037	110,000	88,808
Oracle Corp 3.85% 4/1/2060	80,000	48,883
Oracle Corp 3.9% 5/15/2035	220,000	189,600
Oracle Corp 4% 11/15/2047	397,000	272,617
Oracle Corp 4.2% 9/27/2029	290,000	284,216
Oracle Corp 4.45% 9/26/2030	100,000	97,834
Oracle Corp 4.7% 9/27/2034	70,000	64,910
Oracle Corp 4.9% 2/6/2033	250,000	240,598
Oracle Corp 5.2% 9/26/2035	270,000	258,682
Oracle Corp 5.375% 7/15/2040	641,000	573,893
Oracle Corp 5.375% 9/27/2054	70,000	56,614
Oracle Corp 5.5% 8/3/2035	50,000	48,994
Oracle Corp 5.875% 9/26/2045	160,000	144,500
Oracle Corp 5.95% 9/26/2055	180,000	159,483
Oracle Corp 6% 8/3/2055	120,000	105,815
Roper Technologies Inc 1.4% 9/15/2027	50,000	47,873
Roper Technologies Inc 1.75% 2/15/2031	50,000	43,859
Roper Technologies Inc 2% 6/30/2030	330,000	298,536
Roper Technologies Inc 5.1% 9/15/2035	30,000	30,228
Salesforce Inc 2.7% 7/15/2041	220,000	159,581
Salesforce Inc 2.9% 7/15/2051	20,000	12,656
Synopsys Inc 4.65% 4/1/2028	240,000	243,235
Synopsys Inc 4.85% 4/1/2030	60,000	61,281
Synopsys Inc 5% 4/1/2032	120,000	122,533
Synopsys Inc 5.15% 4/1/2035	110,000	111,798
Synopsys Inc 5.7% 4/1/2055	100,000	99,199
VMware LLC 2.2% 8/15/2031	50,000	44,428
VMware LLC 4.7% 5/15/2030	100,000	101,589
		6,705,568
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.2% 2/8/2028	440,000	418,491
Apple Inc 1.25% 8/20/2030	50,000	44,363
Apple Inc 2.375% 2/8/2041	330,000	238,018
Apple Inc 2.55% 8/20/2060	200,000	111,005
Apple Inc 2.65% 2/8/2051	200,000	123,634
Apple Inc 2.8% 2/8/2061	120,000	70,412
Apple Inc 2.95% 9/11/2049	240,000	160,375
Apple Inc 3% 11/13/2027	96,000	95,033
Apple Inc 3.2% 5/11/2027	200,000	198,904
Apple Inc 3.75% 11/13/2047	57,000	45,132
Apple Inc 3.85% 5/4/2043	369,000	311,682
Apple Inc 4.2% 5/12/2030 (e)	650,000	657,558
Apple Inc 4.3% 5/10/2033	250,000	253,271
Apple Inc 4.5% 2/23/2036	90,000	90,835
Hewlett Packard Enterprise Co 4.4% 10/15/2030	300,000	299,082
Hewlett Packard Enterprise Co 4.55% 10/15/2029	130,000	130,747
Hewlett Packard Enterprise Co 5% 10/15/2034	130,000	128,858
Hewlett Packard Enterprise Co 5.6% 10/15/2054	60,000	55,590
HP Inc 4.2% 4/15/2032	110,000	106,750
HP Inc 5.4% 4/25/2030	30,000	31,087
HP Inc 6.1% 4/25/2035	100,000	105,626
		3,676,453
TOTAL INFORMATION TECHNOLOGY		23,198,509
Materials - 0.4%
Chemicals - 0.2%
Air Products and Chemicals Inc 2.05% 5/15/2030	60,000	55,188
Air Products and Chemicals Inc 2.7% 5/15/2040	60,000	45,002
Air Products and Chemicals Inc 2.8% 5/15/2050	100,000	63,676
Albemarle Corp 4.65% 6/1/2027	120,000	120,734
Albemarle Corp 5.65% 6/1/2052	20,000	18,066
CF Industries Inc 4.95% 6/1/2043	70,000	62,679
CF Industries Inc 5.375% 3/15/2044	20,000	18,733
Dow Chemical Co/The 2.1% 11/15/2030	250,000	221,212
Dow Chemical Co/The 3.6% 11/15/2050	200,000	128,984
Dow Chemical Co/The 4.625% 10/1/2044	100,000	80,263
Dow Chemical Co/The 4.8% 1/15/2031	50,000	49,717
Dow Chemical Co/The 4.8% 5/15/2049	50,000	39,260
Dow Chemical Co/The 5.65% 3/15/2036	30,000	29,867
Dow Chemical Co/The 7.375% 11/1/2029	46,000	50,684
Eastman Chemical Co 4.5% 12/1/2028	174,000	175,313
Eastman Chemical Co 5.625% 2/20/2034	30,000	30,950
Eastman Chemical Co 5.75% 3/8/2033 (e)	80,000	83,833
Ecolab Inc 1.3% 1/30/2031	300,000	260,808
Ecolab Inc 2.7% 12/15/2051	50,000	30,866
Ecolab Inc 5% 9/1/2035	40,000	40,759
Huntsman Intl LLC 4.5% 5/1/2029	100,000	95,884
International Flavors & Fragrances Inc 4.375% 6/1/2047	50,000	40,308
Linde Inc/CT 2% 8/10/2050	60,000	31,814
LYB International Finance II BV 3.5% 3/2/2027	166,000	165,132
LYB International Finance III LLC 3.375% 10/1/2040	20,000	14,469
LYB International Finance III LLC 3.625% 4/1/2051	120,000	77,331
LYB International Finance III LLC 4.2% 10/15/2049	100,000	71,733
LYB International Finance III LLC 5.5% 3/1/2034	50,000	49,422
LYB International Finance III LLC 5.875% 1/15/2036	110,000	109,485
Mosaic Co/The 4.05% 11/15/2027	90,000	89,949
Mosaic Co/The 5.45% 11/15/2033 (e)	50,000	51,371
RPM International Inc 5.25% 6/1/2045	30,000	28,436
Sherwin-Williams Co/The 3.45% 6/1/2027	290,000	287,786
Sherwin-Williams Co/The 3.8% 8/15/2049	80,000	59,873
Sherwin-Williams Co/The 4.5% 6/1/2047	50,000	42,618
Westlake Corp 5.55% 11/15/2035 (e)	50,000	49,989
Westlake Corp 6.375% 11/15/2055	60,000	59,029
		2,931,223
Construction Materials - 0.0%
CRH America Finance Inc 5.6% 2/9/2056	80,000	78,840
Martin Marietta Materials Inc 2.4% 7/15/2031	100,000	90,228
Martin Marietta Materials Inc 2.5% 3/15/2030	90,000	83,936
Martin Marietta Materials Inc 3.2% 7/15/2051	20,000	13,468
Martin Marietta Materials Inc 5.15% 12/1/2034	30,000	30,609
Martin Marietta Materials Inc 5.5% 12/1/2054	60,000	57,953
Vulcan Materials Co 5.35% 12/1/2034	110,000	114,011
		469,045
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 5.5% 3/17/2035	60,000	61,976
Amcor Group Finance PLC 5.45% 5/23/2029	150,000	155,061
Avery Dennison Corp 2.65% 4/30/2030	80,000	74,644
International Paper Co 4.8% 6/15/2044	155,000	136,562
Packaging Corp of America 5.2% 8/15/2035	20,000	20,306
Packaging Corp of America 5.7% 12/1/2033	80,000	84,393
Sonoco Products Co 5% 9/1/2034	100,000	99,060
WestRock MWV LLC 8.2% 1/15/2030	220,000	250,341
WRKCo Inc 4.2% 6/1/2032	50,000	48,568
		930,911
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.125% 3/1/2028	130,000	129,600
Freeport-McMoRan Inc 5.4% 11/14/2034	140,000	144,346
Newmont Corp 2.6% 7/15/2032	250,000	227,510
Newmont Corp 5.45% 6/9/2044	80,000	79,750
Nucor Corp 3.125% 4/1/2032	130,000	120,837
Nucor Corp 4.65% 6/1/2030	100,000	102,091
Nucor Corp 6.4% 12/1/2037	50,000	55,996
		860,130
TOTAL MATERIALS		5,191,309
Real Estate - 0.9%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 4.6% 11/15/2030	70,000	70,211
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	170,000	176,000
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	100,000	100,362
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	140,000	142,037
Piedmont Operating Partnership LP 3.15% 8/15/2030	30,000	27,538
Safehold GL Holdings LLC 6.1% 4/1/2034	30,000	31,793
VICI Properties LP 4.75% 2/15/2028	70,000	70,684
VICI Properties LP 4.95% 2/15/2030	170,000	172,041
VICI Properties LP 5.125% 5/15/2032	70,000	70,484
VICI Properties LP 5.625% 4/1/2035	30,000	30,635
VICI Properties LP 6.125% 4/1/2054	60,000	59,775
WP Carey Inc 3.85% 7/15/2029	70,000	69,008
		1,020,568
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	125,000	105,690
Alexandria Real Estate Equities Inc 3% 5/18/2051	145,000	88,599
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	90,000	76,067
Healthpeak OP LLC 3% 1/15/2030	250,000	236,867
Healthpeak OP LLC 4.75% 1/15/2033	40,000	39,782
Omega Healthcare Investors Inc 5.2% 7/1/2030	90,000	91,591
Ventas Realty LP 4.4% 1/15/2029	40,000	40,178
Ventas Realty LP 4.875% 4/15/2049	160,000	139,900
Welltower OP LLC 4.95% 9/1/2048	76,000	70,533
		889,207
Industrial REITs - 0.0%
LXP Industrial Trust 6.75% 11/15/2028	13,000	13,796
Prologis LP 1.75% 2/1/2031 (e)	370,000	327,197
Prologis LP 3% 4/15/2050	145,000	95,662
Prologis LP 5% 1/31/2035	90,000	91,088
Prologis LP 5.25% 3/15/2054	20,000	19,003
Prologis LP 5.25% 5/15/2035	50,000	51,617
		598,363
Office REITs - 0.0%
Boston Properties LP 2.55% 4/1/2032	90,000	78,513
Boston Properties LP 2.9% 3/15/2030	80,000	75,008
Boston Properties LP 3.65% 2/1/2026	100,000	99,927
Boston Properties LP 5.75% 1/15/2035	40,000	41,136
Boston Properties LP 6.75% 12/1/2027 (e)	180,000	188,275
COPT Defense Properties LP 2.75% 4/15/2031	50,000	45,607
Highwoods Realty LP 4.125% 3/15/2028	80,000	79,290
Highwoods Realty LP 7.65% 2/1/2034	30,000	34,114
Kilroy Realty LP 4.75% 12/15/2028	80,000	80,406
Kilroy Realty LP 5.875% 10/15/2035	10,000	10,046
Kilroy Realty LP 6.25% 1/15/2036	40,000	41,344
		773,666
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.1% 6/15/2030	60,000	60,831
CBRE Services Inc 5.95% 8/15/2034	80,000	85,474
Digital Realty Trust LP 4.45% 7/15/2028	120,000	120,738
Essex Portfolio LP 2.65% 3/15/2032	170,000	151,559
Essex Portfolio LP 5.375% 4/1/2035	40,000	41,150
Extra Space Storage LP 4.95% 1/15/2033	20,000	20,216
Extra Space Storage LP 5.35% 1/15/2035	50,000	51,119
Extra Space Storage LP 5.4% 2/1/2034	20,000	20,525
Extra Space Storage LP 5.4% 6/15/2035	20,000	20,503
Extra Space Storage LP 5.9% 1/15/2031	150,000	159,041
Mid-America Apartments LP 5% 3/15/2034	40,000	40,413
Tanger Properties LP 2.75% 9/1/2031	30,000	27,147
		798,716
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	130,000	132,153
American Homes 4 Rent LP 4.95% 6/15/2030	100,000	102,001
American Homes 4 Rent LP 5.5% 2/1/2034	30,000	30,978
AvalonBay Communities Inc 2.3% 3/1/2030	130,000	120,522
AvalonBay Communities Inc 3.2% 1/15/2028	203,000	200,051
AvalonBay Communities Inc 3.3% 6/1/2029	100,000	97,398
Camden Property Trust 4.9% 1/15/2034	60,000	60,744
ERP Operating LP 3.5% 3/1/2028	61,000	60,413
ERP Operating LP 4.15% 12/1/2028 (e)	330,000	331,616
ERP Operating LP 4.95% 6/15/2032	90,000	92,025
Invitation Homes Operating Partnership LP 2% 8/15/2031	100,000	87,345
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	50,000	51,770
Sun Communities Operating LP 2.7% 7/15/2031	80,000	72,698
UDR Inc 2.1% 6/15/2033	80,000	66,535
		1,506,249
Retail REITs - 0.3%
Agree LP 2% 6/15/2028 (e)	140,000	133,383
Brixmor Operating Partnership LP 4.05% 7/1/2030	41,000	40,421
Brixmor Operating Partnership LP 4.125% 5/15/2029	19,000	18,923
Brixmor Operating Partnership LP 4.85% 2/15/2033	30,000	30,063
Brixmor Operating Partnership LP 5.5% 2/15/2034	40,000	41,242
Federal Realty OP LP 3.5% 6/1/2030	70,000	67,683
Federal Realty OP LP 5.375% 5/1/2028	50,000	51,248
Kimco Realty OP LLC 1.9% 3/1/2028	570,000	547,540
Kimco Realty OP LLC 4.25% 4/1/2045	20,000	16,820
Kite Realty Group LP 5.2% 8/15/2032	50,000	51,084
Kite Realty Group LP 5.5% 3/1/2034	30,000	30,962
NNN REIT Inc 3% 4/15/2052	100,000	62,384
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	60,000	61,326
Realty Income Corp 2.1% 3/15/2028	90,000	86,412
Realty Income Corp 3.25% 1/15/2031	220,000	209,446
Realty Income Corp 3.4% 1/15/2028	230,000	227,450
Realty Income Corp 4.5% 2/1/2033	60,000	59,356
Realty Income Corp 4.9% 7/15/2033	50,000	50,812
Realty Income Corp 5.125% 2/15/2034	70,000	71,714
Regency Centers LP 4.125% 3/15/2028	60,000	60,112
Regency Centers LP 5.1% 1/15/2035	50,000	50,627
Regency Centers LP 5.25% 1/15/2034	70,000	71,967
Simon Property Group LP 2.65% 7/15/2030	125,000	117,046
Simon Property Group LP 3.375% 12/1/2027	935,000	927,733
Simon Property Group LP 4.75% 9/26/2034	130,000	129,293
Simon Property Group LP 5.125% 10/1/2035	100,000	101,500
Simon Property Group LP 6.25% 1/15/2034	20,000	21,947
Simon Property Group LP 6.65% 1/15/2054	80,000	89,380
		3,427,874
Specialized REITs - 0.2%
American Tower Corp 2.1% 6/15/2030	160,000	145,207
American Tower Corp 3.1% 6/15/2050	160,000	105,107
American Tower Corp 3.6% 1/15/2028	32,000	31,699
American Tower Corp 3.8% 8/15/2029	70,000	68,922
American Tower Corp 4.7% 12/15/2032	60,000	60,013
American Tower Corp 4.9% 3/15/2030	70,000	71,493
American Tower Corp 5.4% 1/31/2035	20,000	20,587
American Tower Corp 5.9% 11/15/2033	110,000	117,490
Crown Castle Inc 2.25% 1/15/2031	280,000	250,099
Crown Castle Inc 3.25% 1/15/2051	40,000	26,437
Crown Castle Inc 5.1% 5/1/2033	160,000	161,347
CubeSmart LP 3% 2/15/2030	80,000	75,816
EPR Properties 3.75% 8/15/2029	70,000	67,814
Equinix Inc 3.9% 4/15/2032	170,000	163,387
Public Storage Operating Co 5% 7/1/2035	40,000	40,643
Public Storage Operating Co 5.125% 1/15/2029 (e)	260,000	268,613
Public Storage Operating Co 5.35% 8/1/2053	30,000	29,008
Weyerhaeuser Co 4% 11/15/2029	160,000	158,379
Weyerhaeuser Co 4% 4/15/2030	60,000	59,176
		1,921,237
TOTAL REAL ESTATE		10,935,880
Utilities - 2.4%
Electric Utilities - 1.9%
AEP Texas Inc 2.1% 7/1/2030	200,000	182,152
AEP Texas Inc 5.4% 6/1/2033	100,000	103,239
AEP Texas Inc 5.85% 10/15/2055	40,000	39,254
AEP Transmission Co LLC 5.4% 3/15/2053	160,000	155,566
Alabama Power Co 4.3% 3/15/2031	200,000	200,503
Alabama Power Co 6% 3/1/2039	180,000	193,114
American Electric Power Co Inc 5.625% 3/1/2033	140,000	147,027
American Electric Power Co Inc 5.8% 3/15/2056 (c)	130,000	129,059
American Electric Power Co Inc 6.95% 12/15/2054 (c)	50,000	53,517
Appalachian Power Co 3.3% 6/1/2027	110,000	108,950
Appalachian Power Co 4.45% 6/1/2045	18,000	15,010
Appalachian Power Co 4.5% 3/1/2049	90,000	73,743
Arizona Public Service Co 2.95% 9/15/2027	68,000	66,919
Arizona Public Service Co 3.5% 12/1/2049	100,000	70,048
Arizona Public Service Co 5.55% 8/1/2033	30,000	31,316
Arizona Public Service Co 5.9% 8/15/2055	50,000	50,837
Baltimore Gas and Electric Co 2.9% 6/15/2050	200,000	127,929
Baltimore Gas and Electric Co 3.2% 9/15/2049	150,000	101,355
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	250,000	175,634
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	50,000	51,201
Cleco Corporate Holdings LLC 4.973% 5/1/2046	20,000	17,344
Commonwealth Edison Co 2.75% 9/1/2051	100,000	61,326
Commonwealth Edison Co 3.2% 11/15/2049	30,000	20,277
Commonwealth Edison Co 4% 3/1/2048	42,000	33,360
Commonwealth Edison Co 4.9% 2/1/2033	210,000	214,878
Commonwealth Edison Co 5.65% 6/1/2054	100,000	99,162
Commonwealth Edison Co 5.95% 6/1/2055	30,000	31,179
Commonwealth Edison Co 6.45% 1/15/2038	50,000	55,879
Connecticut Light and Power Co/The 4.9% 7/1/2033	140,000	141,997
Consolidated Edison Co of New York Inc 3% 12/1/2060	80,000	47,153
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	130,000	101,218
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	150,000	122,728
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	50,000	43,281
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	100,000	104,141
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	256,000	261,447
Consolidated Edison Co of New York Inc 5.75% 11/15/2055	20,000	19,943
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	150,000	164,399
Dominion Energy South Carolina Inc 5.3% 1/15/2035	200,000	206,754
DTE Electric Co 2.625% 3/1/2031	10,000	9,235
DTE Electric Co 2.95% 3/1/2050	50,000	32,924
DTE Electric Co 3% 3/1/2032	100,000	92,402
DTE Electric Co 5.2% 3/1/2034	60,000	61,896
DTE Electric Co 5.4% 4/1/2053	110,000	106,747
DTE Electric Co 5.85% 5/15/2055	30,000	30,788
Duke Energy Carolinas LLC 2.45% 8/15/2029	190,000	179,864
Duke Energy Carolinas LLC 3.95% 3/15/2048	31,000	24,551
Duke Energy Carolinas LLC 4.25% 12/15/2041	341,000	299,696
Duke Energy Carolinas LLC 4.85% 3/15/2030	300,000	308,861
Duke Energy Corp 2.45% 6/1/2030	182,000	168,734
Duke Energy Corp 3.75% 9/1/2046	80,000	60,667
Duke Energy Corp 3.95% 8/15/2047	250,000	192,525
Duke Energy Corp 4.2% 6/15/2049	90,000	70,833
Duke Energy Corp 4.95% 9/15/2035	30,000	29,748
Duke Energy Corp 5.7% 9/15/2055	20,000	19,433
Duke Energy Corp 6.45% 9/1/2054 (c)	50,000	52,479
Duke Energy Florida LLC 4.2% 12/1/2030	150,000	150,053
Duke Energy Florida LLC 6.2% 11/15/2053	30,000	32,096
Duke Energy Florida LLC 6.35% 9/15/2037	110,000	122,083
Duke Energy Florida LLC 6.4% 6/15/2038	100,000	111,435
Duke Energy Indiana LLC 2.75% 4/1/2050	100,000	62,466
Duke Energy Indiana LLC 5.9% 5/15/2055	50,000	50,921
Duke Energy Ohio Inc 2.125% 6/1/2030	70,000	64,079
Duke Energy Ohio Inc 3.65% 2/1/2029	160,000	158,388
Duke Energy Progress LLC 3.7% 10/15/2046	170,000	129,565
Duke Energy Progress LLC 5.05% 3/15/2035	50,000	50,839
Duke Energy Progress LLC 5.25% 3/15/2033	100,000	103,990
Duke Energy Progress LLC 5.55% 3/15/2055	60,000	59,184
Edison International 5.25% 3/15/2032	100,000	99,977
Entergy Arkansas LLC 5.15% 1/15/2033	110,000	113,727
Entergy Arkansas LLC 5.75% 6/1/2054	50,000	50,393
Entergy Corp 7.125% 12/1/2054 (c)	40,000	41,998
Entergy Louisiana LLC 3.05% 6/1/2031	190,000	178,128
Entergy Louisiana LLC 3.1% 6/15/2041	110,000	83,596
Entergy Louisiana LLC 4.2% 4/1/2050	70,000	55,906
Entergy Louisiana LLC 5.8% 3/15/2055	30,000	30,149
Entergy Mississippi LLC 5% 9/1/2033	90,000	91,470
Entergy Mississippi LLC 5.8% 4/15/2055	40,000	40,237
Entergy Tex Inc 3.55% 9/30/2049	29,000	20,675
Entergy Tex Inc 5.25% 4/15/2035	130,000	133,330
Evergy Kansas Central Inc 5.25% 3/15/2035	140,000	142,711
Evergy Kansas Central Inc 5.7% 3/15/2053	20,000	19,791
Evergy Metro Inc 5.125% 8/15/2035	30,000	30,313
Eversource Energy 2.55% 3/15/2031	120,000	108,494
Eversource Energy 3.3% 1/15/2028	62,000	60,895
Eversource Energy 3.45% 1/15/2050	80,000	56,745
Eversource Energy 5.45% 3/1/2028	150,000	153,753
Exelon Corp 3.4% 4/15/2026	150,000	149,709
Exelon Corp 4.05% 4/15/2030	230,000	227,723
Exelon Corp 4.45% 4/15/2046	144,000	120,800
Exelon Corp 5.45% 3/15/2034	30,000	31,191
Exelon Corp 5.875% 3/15/2055	50,000	50,139
FirstEnergy Corp 4.85% 7/15/2047 (f)	140,000	123,247
Florida Power & Light Co 2.875% 12/4/2051	150,000	95,606
Florida Power & Light Co 3.15% 10/1/2049	100,000	68,485
Florida Power & Light Co 4.05% 10/1/2044	90,000	74,966
Florida Power & Light Co 4.125% 6/1/2048	26,000	21,188
Florida Power & Light Co 4.625% 5/15/2030	330,000	336,494
Florida Power & Light Co 4.7% 2/15/2036	40,000	39,620
Florida Power & Light Co 5.1% 4/1/2033	70,000	72,495
Florida Power & Light Co 5.3% 6/15/2034	144,000	150,836
Florida Power & Light Co 5.6% 2/15/2066	50,000	49,216
Florida Power & Light Co 5.6% 6/15/2054	80,000	80,313
Georgia Power Co 4.95% 5/17/2033	200,000	203,912
Georgia Power Co 5.2% 3/15/2035	130,000	133,427
Georgia Power Co 5.25% 3/15/2034	100,000	103,242
Georgia Power Co 5.5% 10/1/2055	40,000	38,878
Indiana Michigan Power Co 3.75% 7/1/2047	100,000	75,166
Interstate Power and Light Co 2.3% 6/1/2030	93,000	85,376
Interstate Power and Light Co 3.6% 4/1/2029	80,000	78,372
Jersey Central Power & Light Co 4.4% 1/15/2031 (d)	10,000	9,963
Jersey Central Power & Light Co 5.1% 1/15/2035	50,000	50,562
Kentucky Utilities Co 5.125% 11/1/2040	100,000	97,977
Kentucky Utilities Co 5.85% 8/15/2055	10,000	10,077
Louisville Gas and Electric Co 5.85% 8/15/2055	30,000	30,219
MidAmerican Energy Co 3.65% 4/15/2029	190,000	187,747
MidAmerican Energy Co 3.65% 8/1/2048	30,000	22,453
MidAmerican Energy Co 5.5% 11/15/2056	60,000	58,706
MidAmerican Energy Co 5.8% 10/15/2036	100,000	107,641
MidAmerican Energy Co 5.85% 9/15/2054	80,000	82,296
Nevada Power Co 6% 3/15/2054	20,000	20,492
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	500,000	489,423
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032	500,000	445,271
NextEra Energy Capital Holdings Inc 3.5% 4/1/2029	140,000	137,216
NextEra Energy Capital Holdings Inc 5.05% 3/15/2030	100,000	103,164
NextEra Energy Capital Holdings Inc 5.9% 3/15/2055	80,000	80,879
NextEra Energy Capital Holdings Inc 6.7% 9/1/2054 (c)	90,000	93,506
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (c)	240,000	256,221
Northern States Power Co/MN 2.9% 3/1/2050	80,000	52,442
Northern States Power Co/MN 3.4% 8/15/2042	100,000	78,229
Northern States Power Co/MN 3.6% 9/15/2047	50,000	37,657
Northern States Power Co/MN 5.05% 5/15/2035	90,000	91,700
Northern States Power Co/MN 5.65% 5/15/2055	40,000	40,134
NSTAR Electric Co 4.95% 9/15/2052	50,000	45,084
NSTAR Electric Co 5.2% 3/1/2035	160,000	163,320
Oglethorpe Power Corp 5.8% 6/1/2054	100,000	97,704
Ohio Power Co 5.65% 6/1/2034	120,000	125,130
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	100,000	66,350
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	120,000	93,993
Oncor Electric Delivery Co LLC 4.55% 9/15/2032	150,000	149,878
Oncor Electric Delivery Co LLC 5.25% 9/30/2040	90,000	89,065
Oncor Electric Delivery Co LLC 5.35% 10/1/2052	20,000	18,917
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (d)	80,000	82,477
Oncor Electric Delivery Co LLC 5.8% 4/1/2055 (d)	20,000	20,115
Pacific Gas and Electric Co 2.1% 8/1/2027	210,000	203,585
Pacific Gas and Electric Co 2.5% 2/1/2031	70,000	62,997
Pacific Gas and Electric Co 3% 6/15/2028	100,000	96,964
Pacific Gas and Electric Co 3.3% 8/1/2040	100,000	75,695
Pacific Gas and Electric Co 3.5% 8/1/2050	682,000	459,873
Pacific Gas and Electric Co 5% 6/4/2028	500,000	508,571
Pacific Gas and Electric Co 5.05% 10/15/2032	80,000	80,446
Pacific Gas and Electric Co 5.45% 6/15/2027	770,000	782,809
Pacific Gas and Electric Co 5.55% 5/15/2029	130,000	134,130
Pacific Gas and Electric Co 6.15% 3/1/2055	20,000	19,785
Pacific Gas and Electric Co 6.75% 1/15/2053	100,000	106,353
PacifiCorp 5.45% 2/15/2034	120,000	121,743
PacifiCorp 5.8% 1/15/2055	150,000	139,977
PacifiCorp 6% 1/15/2039	235,000	238,926
PECO Energy Co 3.05% 3/15/2051	100,000	65,222
PECO Energy Co 3.9% 3/1/2048	96,000	75,325
PECO Energy Co 4.875% 9/15/2035	50,000	50,465
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	50,000	46,585
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	160,000	154,357
PPL Capital Funding Inc 4% 9/15/2047	20,000	14,448
PPL Electric Utilities Corp 3% 10/1/2049	100,000	66,429
PPL Electric Utilities Corp 5.25% 5/15/2053	20,000	19,162
PPL Electric Utilities Corp 5.55% 8/15/2055	50,000	49,690
Public Service Co of Colorado 3.7% 6/15/2028	87,000	86,576
Public Service Co of Colorado 5.35% 5/15/2034	40,000	41,100
Public Service Co of Colorado 5.85% 5/15/2055	120,000	121,603
Public Service Co of Colorado 6.25% 9/1/2037	182,000	198,582
Public Service Co of Oklahoma 5.2% 1/15/2035	100,000	101,081
Public Service Electric and Gas Co 2.45% 1/15/2030	70,000	65,823
Public Service Electric and Gas Co 2.7% 5/1/2050	100,000	62,044
Public Service Electric and Gas Co 3.15% 1/1/2050	70,000	47,626
Public Service Electric and Gas Co 3.6% 12/1/2047	44,000	33,017
Public Service Electric and Gas Co 3.65% 9/1/2042	70,000	56,084
Public Service Electric and Gas Co 3.8% 3/1/2046	80,000	63,090
Public Service Electric and Gas Co 4.9% 8/15/2035	10,000	10,071
Public Service Electric and Gas Co 5.2% 8/1/2033	40,000	41,496
Public Service Electric and Gas Co 5.3% 8/1/2054	50,000	47,780
Southern California Edison Co 3.45% 2/1/2052	90,000	59,797
Southern California Edison Co 4% 4/1/2047	562,000	421,442
Southern California Edison Co 5.75% 4/15/2054	20,000	18,750
Southern California Edison Co 5.95% 2/1/2038	50,000	51,071
Southern California Edison Co 6.2% 9/15/2055	100,000	100,471
Southern Co/The 3.7% 4/30/2030	120,000	117,152
Southern Co/The 4% 1/15/2051 (c)	130,000	129,922
Southern Co/The 4.25% 7/1/2036	110,000	103,089
Southern Co/The 6.375% 3/15/2055 (c)	10,000	10,437
Southwestern Electric Power Co 3.85% 2/1/2048	190,000	141,454
Southwestern Public Service Co 3.75% 6/15/2049	80,000	59,079
Tampa Electric Co 4.45% 6/15/2049	120,000	100,213
Tucson Electric Power Co 5.5% 4/15/2053	50,000	47,949
Union Electric Co 5.45% 3/15/2053	130,000	125,300
Virginia Electric and Power Co 2.4% 3/30/2032	60,000	53,339
Virginia Electric and Power Co 3.3% 12/1/2049	60,000	41,321
Virginia Electric and Power Co 3.8% 4/1/2028	170,000	169,369
Virginia Electric and Power Co 3.8% 9/15/2047	50,000	38,266
Virginia Electric and Power Co 4.6% 12/1/2048	52,000	44,634
Virginia Electric and Power Co 4.625% 5/15/2052	110,000	92,609
Virginia Electric and Power Co 4.9% 9/15/2035	140,000	139,337
Virginia Electric and Power Co 5.05% 8/15/2034	120,000	121,500
Virginia Electric and Power Co 5.3% 8/15/2033	50,000	51,906
Virginia Electric and Power Co 5.35% 1/15/2054	20,000	18,749
Virginia Electric and Power Co 5.6% 9/15/2055	40,000	38,850
Virginia Electric and Power Co 5.7% 8/15/2053	50,000	49,237
Washington Natural Gas Co 4.223% 6/15/2048	45,000	36,621
Washington Natural Gas Co 5.33% 6/15/2034	100,000	102,912
Washington Natural Gas Co 5.598% 9/15/2055	40,000	38,966
Washington Natural Gas Co 5.685% 6/15/2054	20,000	19,804
Wisconsin Electric Power Co 4.6% 10/1/2034	110,000	108,968
Wisconsin Power and Light Co 4.95% 4/1/2033	100,000	101,262
Wisconsin Public Service Corp 4.55% 12/1/2029	165,000	167,975
Xcel Energy Inc 3.4% 6/1/2030	63,000	60,585
Xcel Energy Inc 4% 6/15/2028	76,000	76,003
		21,725,867
Gas Utilities - 0.1%
Atmos Energy Corp 5.2% 8/15/2035	50,000	51,533
Atmos Energy Corp 5.45% 1/15/2056	50,000	48,372
Atmos Energy Corp 5.45% 10/15/2032	180,000	190,378
Atmos Energy Corp 5.9% 11/15/2033	80,000	86,480
Atmos Energy Corp 6.2% 11/15/2053	60,000	64,746
CenterPoint Energy Resources Corp 5.4% 7/1/2034	130,000	134,015
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	100,000	105,588
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	100,000	103,343
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	100,000	90,983
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	50,000	50,741
Southern California Gas Co 3.75% 9/15/2042	100,000	80,025
Southern California Gas Co 5.05% 9/1/2034	60,000	60,961
Southern California Gas Co 5.2% 6/1/2033	100,000	103,256
Southern Co Gas Capital Corp 3.95% 10/1/2046	308,000	240,979
Southwest Gas Corp 5.45% 3/23/2028	76,000	77,916
		1,489,316
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 2.45% 1/15/2031	70,000	63,465
AES Corp/The 5.8% 3/15/2032	10,000	10,255
Constellation Energy Generation LLC 5.8% 3/1/2033	130,000	138,733
Constellation Energy Generation LLC 6.5% 10/1/2053	70,000	76,263
Southern Power Co 4.95% 12/15/2046	80,000	71,345
		360,061
Multi-Utilities - 0.4%
Ameren Corp 5.7% 12/1/2026	200,000	202,731
Ameren Illinois Co 4.5% 3/15/2049	30,000	25,548
Ameren Illinois Co 4.95% 6/1/2033	140,000	143,023
Ameren Illinois Co 5.55% 7/1/2054	50,000	49,161
Berkshire Hathaway Energy Co 4.25% 10/15/2050	290,000	231,894
Berkshire Hathaway Energy Co 4.45% 1/15/2049	54,000	45,029
Berkshire Hathaway Energy Co 4.5% 2/1/2045	20,000	17,346
CenterPoint Energy Inc 6.85% 2/15/2055 (c)	40,000	42,658
CMS Energy Corp 4.875% 3/1/2044	40,000	35,736
CMS Energy Corp 6.5% 6/1/2055 (c)	100,000	102,827
Consumers Energy Co 4.5% 1/15/2031	60,000	60,660
Consumers Energy Co 4.625% 5/15/2033	130,000	130,386
Consumers Energy Co 4.9% 2/15/2029	110,000	112,781
Consumers Energy Co 5.05% 5/15/2035	60,000	61,037
Dominion Energy Inc 3.375% 4/1/2030	720,000	694,684
Dominion Energy Inc 4.6% 3/15/2049	50,000	41,649
Dominion Energy Inc 4.7% 12/1/2044	26,000	22,812
Dominion Energy Inc 6% 2/15/2056 (c)	90,000	90,415
Dominion Energy Inc 6.2% 2/15/2056 (c)	80,000	80,054
Dominion Energy Inc 7% 6/1/2054 (c)	50,000	54,138
Dominion Energy Inc 7% 6/15/2038	130,000	147,022
DTE Energy Co 2.85% 10/1/2026	140,000	138,785
DTE Energy Co 4.95% 7/1/2027	220,000	222,898
DTE Energy Co 5.05% 10/1/2035	30,000	29,945
DTE Energy Co 5.2% 4/1/2030	110,000	113,495
NiSource Inc 2.95% 9/1/2029	190,000	182,315
NiSource Inc 3.49% 5/15/2027	50,000	49,676
NiSource Inc 3.95% 3/30/2048	46,000	35,876
NiSource Inc 5.25% 2/15/2043	156,000	149,390
NiSource Inc 5.85% 4/1/2055	30,000	29,905
NiSource Inc 6.95% 11/30/2054 (c)	50,000	52,040
Public Service Enterprise Group Inc 5.85% 11/15/2027	100,000	103,114
Public Service Enterprise Group Inc 5.875% 10/15/2028	70,000	73,087
Public Service Enterprise Group Inc 6.125% 10/15/2033	30,000	32,282
Puget Energy Inc 4.1% 6/15/2030	200,000	195,854
San Diego Gas & Electric Co 4.95% 8/15/2028	140,000	143,480
San Diego Gas & Electric Co 5.35% 4/1/2053	100,000	94,464
San Diego Gas & Electric Co 5.4% 4/15/2035	50,000	51,753
San Diego Gas & Electric Co 5.55% 4/15/2054	50,000	48,597
Sempra 6% 10/15/2039	274,000	285,247
Sempra 6.875% 10/1/2054 (c)	150,000	154,317
WEC Energy Group Inc 4.75% 1/15/2028	100,000	101,484
		4,679,595
Water Utilities - 0.0%
American Water Capital Corp 3.75% 9/1/2028	140,000	139,384
American Water Capital Corp 3.75% 9/1/2047	280,000	215,260
American Water Capital Corp 5.45% 3/1/2054	20,000	19,391
		374,035
TOTAL UTILITIES		28,628,874
TOTAL UNITED STATES		258,536,132
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $327,313,157)		309,037,332

U.S. Government Agency - Mortgage Securities - 25.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.8%
Fannie Mae 2% 2/1/2038	235,986	218,527
Fannie Mae 2% 2/1/2051	857,722	699,650
Fannie Mae 2% 2/1/2052	138,752	114,482
Fannie Mae 2% 4/1/2052	186,158	153,072
Fannie Mae 2.5% 11/1/2032	18,840	18,144
Fannie Mae 4.5% 1/1/2055	248,327	243,619
Fannie Mae 5.5% 1/1/2055	336,637	345,226
Fannie Mae 5.5% 1/1/2055	29,477	29,919
Fannie Mae 6% 12/1/2054	96,637	99,198
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	335,244	303,604
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	1,292,363	1,171,199
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	665,192	602,827
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	645,512	584,589
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	303,151	274,540
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	208,296	161,464
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	261,904	237,186
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041	140,763	118,575
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	1,559,845	1,213,043
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	380,909	295,269
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	443,861	402,386
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	179,625	139,240
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	169,916	131,714
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	256,705	238,756
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	795,332	736,490
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	210,070	171,487
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	439,146	359,587
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	404,424	376,146
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	50,758	47,067
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	524,052	427,963
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	70,119	57,262
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	47,593	38,867
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	38,459	31,239
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	836,038	774,445
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,739,720	1,413,120
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	527,182	428,214
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	49,871	40,322
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,149,318	1,068,956
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	7,934,048	6,479,291
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	528,469	431,075
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	185,642	151,835
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,125,416	914,140
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	865,812	711,389
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	743,076	611,937
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	596,761	490,698
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	24,706	22,879
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	392,426	321,208
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	34,210	27,805
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	287,536	266,083
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	850,508	693,764
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	737,204	604,567
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	95,580	78,951
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	803,338	743,402
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	882,566	719,914
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	324,047	265,239
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	17,485	14,339
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	226,671	184,330
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	662,010	612,618
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	784,727	635,938
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	124,494	100,889
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	18,224	17,018
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	608,877	499,138
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	107,007	87,386
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	231,000	188,645
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	35,712	29,164
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	418,295	368,142
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	586,365	480,867
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	283,893	231,839
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	58,308	47,617
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	364,577	295,451
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	149,019	121,183
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2037	44,449	41,118
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	184,740	151,097
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	71,228	57,656
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	25,866	21,123
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2027	639	633
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	10,186	9,852
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	26,121	22,712
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	91,387	77,978
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	164,805	139,387
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	83,091	71,081
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	67,648	58,314
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	54,649	47,109
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	38,460	33,153
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	109,243	105,897
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	578,338	492,033
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	316,446	268,614
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051 (b)	230,612	199,657
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	115,640	98,889
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	58,369	56,285
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	15,807	15,237
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	281,357	237,964
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	18,208	17,490
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2037	13,213	12,282
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	423,070	360,993
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	905,538	778,046
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	854,319	731,368
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	738,725	633,103
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	5,922	5,834
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	18,950	18,337
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2040	69,397	63,068
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	509,658	434,717
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	191,738	162,166
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	40,548	34,953
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	280,651	239,384
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,772,159	1,501,861
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	10,404	10,208
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	294,978	281,064
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	9,695	9,265
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	967,333	825,094
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	124,741	105,503
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	139,211	132,340
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	26,590	24,133
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	52,958	45,287
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,307,235	1,118,285
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	673,680	574,621
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	951,679	804,902
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	296,013	251,469
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	8,321	7,926
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,677,751	1,431,052
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	24,481	20,705
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	22,863	22,172
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	136,564	130,506
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	106,964	101,852
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2038	379,457	358,830
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	382,079	329,599
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	306,237	260,537
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	130,111	110,695
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	703,591	595,076
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	137,252	116,083
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	21,135	20,471
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	222,423	211,792
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	202,090	192,431
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2037	160,641	151,959
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	24,998	21,267
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	130,583	117,278
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	271,955	244,455
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	313,144	267,392
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	676,734	581,667
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	493,827	420,134
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	33,243	32,400
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	136,540	132,952
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	356,847	336,465
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	18,432	16,982
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	676,272	606,158
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	361,963	324,436
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	55,456	49,706
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	286,016	252,966
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	30,465	29,647
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	93,022	90,636
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,137	2,887
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	301,043	277,284
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	53,698	48,500
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	352,769	316,195
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	216,162	193,751
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	70,326	63,474
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	54,026	48,678
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	117,304	104,849
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	10,277	10,039
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,228	6,658
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	304,562	280,654
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	191,655	173,642
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	14,174	12,842
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	13,851	12,776
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	301,182	272,027
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	168,479	163,893
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	155,569	151,480
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,417	8,668
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	31,233	28,297
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	8,292	7,489
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	46,460	41,948
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	16,348	15,961
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	40,142	39,211
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	7,650	7,442
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	47,259	43,512
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	45,142	41,532
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	6,937	6,387
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	35,400	31,973
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	336,674	301,768
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	77,586	69,542
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	2,357,867	2,108,989
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	676,046	608,913
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	280,130	252,312
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	271,922	243,730
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	240,035	216,199
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	46,218	41,629
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	247,674	219,055
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	95,566	84,523
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	87,107	85,163
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	37,100	36,169
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	14,070	12,956
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	1,745,990	1,609,499
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	15,017	13,800
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	64,498	59,429
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	60,043	55,412
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	50,685	45,779
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	119,739	107,811
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	662,991	588,246
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	98,979	87,542
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	42,143	37,392
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	21,110	18,730
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	36,704	35,772
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	483,258	460,338
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	20,510	18,894
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	123,242	109,309
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	24,884	24,245
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	19,356	17,561
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	379,777	335,893
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	251,305	222,266
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	9,591	9,334
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	138,505	134,951
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	27,945	25,706
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	844,239	764,889
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	275,109	246,071
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	65,516	63,981
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	15,071	13,871
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	1,032,598	939,737
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,188	3,800
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	250,979	225,664
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	108,202	95,936
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2053	191,739	169,583
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	8,966	8,809
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	132,291	128,896
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	111,723	102,904
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	48,578	44,073
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	27,512	25,340
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	4,475	4,060
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	9,674	8,765
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	602,555	541,779
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	57,305	51,740
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	88,793	78,533
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	55,346	53,989
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	113,918	108,829
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	261,418	254,109
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	185,597	174,784
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	279,260	263,324
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	41,375	38,796
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2053	144,743	133,777
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	40,627	38,057
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	33,497	31,284
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	6,497	6,470
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	23,054	22,705
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	69,349	64,941
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	10,018	9,844
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	1,042,063	994,270
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	343,522	327,951
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	39,301	37,023
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	223,672	206,727
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	34,302	34,111
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	81,242	80,113
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	21,128	20,762
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	9,141	9,034
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	114,177	107,418
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	70,227	65,696
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	289,558	268,798
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	297,726	284,061
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	217,349	203,328
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	54,665	51,634
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	22,315	22,033
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	14,191	13,994
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	505,750	482,834
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	138,179	129,179
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	105,835	99,338
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	16,543	16,360
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	23,923	23,620
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	12,453	12,296
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	1,537,735	1,465,721
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	226,336	212,018
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	487,315	455,574
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,453	4,359
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	49,284	48,082
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	46,433	44,822
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2055	657,016	623,349
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	10,005	9,800
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	7,331	7,186
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,448	4,362
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	28,816	28,021
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	54,041	52,589
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	29,426	28,396
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	12,015	11,561
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	8,265	7,952
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	360,093	346,030
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	418,244	398,643
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2055	148,602	140,988
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	59,136	57,681
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	45,963	44,991
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	35,384	34,357
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	114,394	110,070
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	42,218	41,323
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	57,132	55,882
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	30,097	29,221
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	12,861	12,371
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	4,831	4,647
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	88,944	87,387
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	10,496	10,283
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	50,103	48,995
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	27,465	26,655
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	52,400	51,322
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	7,271	7,080
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2055	249,031	236,270
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	47,737	46,414
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	20,378	19,918
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	103,463	99,551
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	49,837	47,953
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2052	311,573	297,750
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	863,639	838,228
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	45,239	43,600
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	19,054	18,363
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2054	373,197	354,074
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	7,892	7,731
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	50,854	49,504
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	5,254	5,114
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	31,220	30,166
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	2,476	2,387
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	3,542	3,559
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	33,901	33,201
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	5,299	5,157
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	1,318,395	1,270,615
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	68,688	66,199
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	8,990	8,664
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2055	224,396	212,898
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	49,089	47,770
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	5,599	5,448
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	18,591	17,946
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	24,101	23,190
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	87,457	84,287
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	196,749	189,312
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	122,096	116,641
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	12,109	11,889
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	51,860	50,466
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	83,945	80,719
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	475,435	453,896
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	173,580	165,323
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2055	147,168	139,627
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	58,942	57,358
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	229,317	221,006
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	5,044	4,853
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	2,689	2,588
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	97,840	94,080
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	14,164	14,073
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	41,400	41,067
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	33,322	33,391
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	8,601	8,537
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	299,177	293,505
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	24,409	23,839
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	9,225	9,156
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	2,940	2,919
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	43,150	42,709
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	93,154	92,058
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	402,960	395,320
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	7,274	7,216
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	337,682	334,235
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	70,721	70,265
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	58,527	58,057
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	558,716	549,869
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	39,344	39,028
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2055	461,345	451,013
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	275,117	275,376
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	11,626	11,551
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	8,919	8,861
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	173,054	171,774
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	371,994	367,732
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	12,598	12,537
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	24,139	23,968
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	185,068	183,757
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	10,372	10,299
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	50,198	50,270
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	14,939	14,866
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	73,359	72,886
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	9,524	9,423
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	25,893	25,636
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	17,847	17,715
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	2,401	2,376
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	2,309	2,285
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	347,978	340,838
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	19,175	19,177
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	481,162	482,995
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	110,318	112,829
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	12,955	13,178
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	34,838	35,439
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	412,646	414,218
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	282,800	283,877
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	87,606	87,721
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	22,705	22,777
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	14,587	14,811
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	77,487	77,830
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	176,959	177,191
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	232,026	235,058
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	10,102	10,282
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	50,203	51,069
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	26,890	27,371
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	393,825	394,094
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	55,871	56,940
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	322,398	323,223
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054	291,342	291,450
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	6,751	6,871
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	25,610	26,068
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	164,230	164,455
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	263,590	263,029
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	116,846	118,373
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	10,633	10,836
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	20,987	21,388
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	470,026	474,754
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2055	172,118	171,751
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,418	2,464
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	253,691	258,542
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	20,595	21,462
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	19,527	20,348
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,418	19,142
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	643,507	661,936
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	355,356	362,867
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	20,990	21,434
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	199,268	202,857
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	16,248	16,952
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	692,825	702,923
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2055	350,000	354,992
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	15,071	15,676
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	530,194	541,069
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	891,620	913,810
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	24,927	25,329
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	22,426	23,327
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	272,570	276,884
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	21,202	21,951
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	31,445	32,032
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,820,048	1,847,202
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	649,934	659,813
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	299,773	308,077
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	169,103	171,727
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	185,692	190,546
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	469,737	476,437
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	114,241	115,871
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	387,565	394,304
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2055	311,337	315,778
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	289,673	295,072
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	166,055	168,942
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	146,789	149,021
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	123,008	127,574
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	274,684	282,070
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2052	177,771	183,746
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	331,868	341,310
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	300,432	308,980
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	416,972	430,204
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	289,885	301,123
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	1,162,824	1,194,092
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2053	543,077	559,929
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	235,044	244,945
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	215,570	221,818
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	302,014	309,946
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	239,915	246,535
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	459,088	478,463
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	25,665	26,339
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	89,719	92,503
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	282,750	290,331
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	259,031	269,293
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	56,518	58,197
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	84,555	86,888
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	560,528	580,505
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	535,242	550,613
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	412,859	430,928
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	166,005	173,606
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2055	452,277	469,877
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	717,141	744,386
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	87,788	91,122
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2043	52,087	54,277
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	430,841	447,235
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	277,166	288,817
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2055	179,488	186,290
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2055	174,457	181,447
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	833,677	865,466
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	61,684	64,258
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	947,152	997,633
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	62,672	66,222
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	58,945	62,611
Freddie Mac 5.5% 1/1/2055	43,281	43,898
Freddie Mac Gold Pool 1.5% 10/1/2036	309,453	280,441
Freddie Mac Gold Pool 1.5% 10/1/2041	192,841	162,680
Freddie Mac Gold Pool 1.5% 10/1/2051	1,598,927	1,239,439
Freddie Mac Gold Pool 1.5% 10/1/2051	169,992	131,773
Freddie Mac Gold Pool 1.5% 11/1/2040	154,108	131,335
Freddie Mac Gold Pool 1.5% 11/1/2051	475,947	368,939
Freddie Mac Gold Pool 1.5% 11/1/2051	94,406	73,180
Freddie Mac Gold Pool 1.5% 2/1/2037	66,078	59,780
Freddie Mac Gold Pool 1.5% 2/1/2042	108,862	92,338
Freddie Mac Gold Pool 1.5% 3/1/2037	77,234	69,872
Freddie Mac Gold Pool 1.5% 7/1/2036	229,431	207,921
Freddie Mac Gold Pool 1.5% 7/1/2041	498,480	421,762
Freddie Mac Gold Pool 1.5% 7/1/2051	455,673	353,223
Freddie Mac Gold Pool 2% 1/1/2051	1,395,903	1,138,646
Freddie Mac Gold Pool 2% 1/1/2051	348,689	285,408
Freddie Mac Gold Pool 2% 1/1/2052	1,818,053	1,476,747
Freddie Mac Gold Pool 2% 1/1/2052	71,378	58,848
Freddie Mac Gold Pool 2% 10/1/2030	67,684	65,287
Freddie Mac Gold Pool 2% 10/1/2050	37,220	30,396
Freddie Mac Gold Pool 2% 10/1/2051	2,917,668	2,369,931
Freddie Mac Gold Pool 2% 10/1/2051	575,306	467,303
Freddie Mac Gold Pool 2% 11/1/2035	242,614	225,650
Freddie Mac Gold Pool 2% 11/1/2035	85,945	79,936
Freddie Mac Gold Pool 2% 11/1/2050	72,073	59,511
Freddie Mac Gold Pool 2% 11/1/2051	1,319,731	1,071,976
Freddie Mac Gold Pool 2% 11/1/2051	868,394	708,626
Freddie Mac Gold Pool 2% 11/1/2051	750,449	612,381
Freddie Mac Gold Pool 2% 12/1/2051	845,811	695,484
Freddie Mac Gold Pool 2% 12/1/2051	481,869	389,600
Freddie Mac Gold Pool 2% 12/1/2051	211,975	172,181
Freddie Mac Gold Pool 2% 12/1/2051	138,801	114,305
Freddie Mac Gold Pool 2% 2/1/2036	735,596	683,472
Freddie Mac Gold Pool 2% 2/1/2051	601,712	490,820
Freddie Mac Gold Pool 2% 2/1/2051	323,252	261,456
Freddie Mac Gold Pool 2% 2/1/2052	19,420	15,816
Freddie Mac Gold Pool 2% 3/1/2051	2,007,334	1,639,277
Freddie Mac Gold Pool 2% 4/1/2036	1,427,969	1,324,554
Freddie Mac Gold Pool 2% 4/1/2042	855,592	753,307
Freddie Mac Gold Pool 2% 5/1/2051	1,607,607	1,310,330
Freddie Mac Gold Pool 2% 5/1/2051	22,463	18,548
Freddie Mac Gold Pool 2% 5/1/2052	525,118	432,117
Freddie Mac Gold Pool 2% 7/1/2051	1,059,456	867,515
Freddie Mac Gold Pool 2% 7/1/2051	135,116	111,862
Freddie Mac Gold Pool 2% 8/1/2050	18,659	15,349
Freddie Mac Gold Pool 2% 8/1/2051	264,155	214,812
Freddie Mac Gold Pool 2% 8/1/2051	20,097	16,412
Freddie Mac Gold Pool 2% 9/1/2035	159,211	148,079
Freddie Mac Gold Pool 2% 9/1/2041	1,783,619	1,562,610
Freddie Mac Gold Pool 2% 9/1/2050	171,937	140,412
Freddie Mac Gold Pool 2% 9/1/2050	18,917	15,449
Freddie Mac Gold Pool 2% 9/1/2051	1,024,055	832,768
Freddie Mac Gold Pool 2.5% 1/1/2035	414,366	394,949
Freddie Mac Gold Pool 2.5% 1/1/2047	19,169	16,668
Freddie Mac Gold Pool 2.5% 1/1/2051	2,178,575	1,858,915
Freddie Mac Gold Pool 2.5% 1/1/2052	299,270	253,113
Freddie Mac Gold Pool 2.5% 10/1/2050	1,158,206	999,845
Freddie Mac Gold Pool 2.5% 10/1/2050	739,551	631,500
Freddie Mac Gold Pool 2.5% 10/1/2051	745,651	634,378
Freddie Mac Gold Pool 2.5% 11/1/2050	564,707	486,966
Freddie Mac Gold Pool 2.5% 11/1/2051	439,691	374,076
Freddie Mac Gold Pool 2.5% 11/1/2051	126,627	109,234
Freddie Mac Gold Pool 2.5% 12/1/2051	962,730	814,249
Freddie Mac Gold Pool 2.5% 12/1/2051	728,844	623,951
Freddie Mac Gold Pool 2.5% 12/1/2051	69,055	59,570
Freddie Mac Gold Pool 2.5% 2/1/2030	34,598	33,851
Freddie Mac Gold Pool 2.5% 2/1/2051	694,624	592,702
Freddie Mac Gold Pool 2.5% 2/1/2052	1,992,806	1,693,554
Freddie Mac Gold Pool 2.5% 3/1/2033	16,227	15,637
Freddie Mac Gold Pool 2.5% 3/1/2035	421,797	401,901
Freddie Mac Gold Pool 2.5% 3/1/2050	35,517	30,061
Freddie Mac Gold Pool 2.5% 4/1/2027	11,091	10,982
Freddie Mac Gold Pool 2.5% 4/1/2036	144,048	136,984
Freddie Mac Gold Pool 2.5% 4/1/2042	305,330	273,318
Freddie Mac Gold Pool 2.5% 4/1/2051	367,907	311,165
Freddie Mac Gold Pool 2.5% 4/1/2051	249,975	211,422
Freddie Mac Gold Pool 2.5% 4/1/2052	474,504	403,694
Freddie Mac Gold Pool 2.5% 4/1/2052	139,530	120,278
Freddie Mac Gold Pool 2.5% 4/1/2052	92,574	78,644
Freddie Mac Gold Pool 2.5% 5/1/2051	1,142,561	974,556
Freddie Mac Gold Pool 2.5% 5/1/2051	132,199	114,124
Freddie Mac Gold Pool 2.5% 7/1/2029	13,703	13,521
Freddie Mac Gold Pool 2.5% 7/1/2051	1,198,532	1,019,676
Freddie Mac Gold Pool 2.5% 7/1/2052	1,144,227	967,753
Freddie Mac Gold Pool 2.5% 7/1/2052	622,560	526,698
Freddie Mac Gold Pool 2.5% 8/1/2035	172,187	163,957
Freddie Mac Gold Pool 2.5% 8/1/2051	2,335,426	1,986,913
Freddie Mac Gold Pool 2.5% 9/1/2050	58,350	49,825
Freddie Mac Gold Pool 3% 1/1/2029	12,991	12,839
Freddie Mac Gold Pool 3% 1/1/2033	4,626	4,512
Freddie Mac Gold Pool 3% 10/1/2043	122,084	112,832
Freddie Mac Gold Pool 3% 11/1/2034	41,067	40,013
Freddie Mac Gold Pool 3% 2/1/2035	64,100	62,355
Freddie Mac Gold Pool 3% 2/1/2052	641,838	567,672
Freddie Mac Gold Pool 3% 3/1/2033	3,538	3,449
Freddie Mac Gold Pool 3% 3/1/2035	40,436	39,335
Freddie Mac Gold Pool 3% 3/1/2045	24,898	22,753
Freddie Mac Gold Pool 3% 4/1/2035	7,509	7,295
Freddie Mac Gold Pool 3% 4/1/2045	34,142	31,178
Freddie Mac Gold Pool 3% 4/1/2050	159,808	143,888
Freddie Mac Gold Pool 3% 4/1/2052	421,130	372,467
Freddie Mac Gold Pool 3% 7/1/2045	11,664	10,639
Freddie Mac Gold Pool 3% 7/1/2049	320,199	287,903
Freddie Mac Gold Pool 3% 7/1/2051	74,628	66,004
Freddie Mac Gold Pool 3% 8/1/2047	26,903	24,328
Freddie Mac Gold Pool 3% 8/1/2051	125,413	112,371
Freddie Mac Gold Pool 3% 8/1/2052	2,070,458	1,859,681
Freddie Mac Gold Pool 3% 8/1/2052	174,328	154,184
Freddie Mac Gold Pool 3% 9/1/2034	1,270	1,237
Freddie Mac Gold Pool 3.5% 1/1/2050	83,978	78,429
Freddie Mac Gold Pool 3.5% 1/1/2050	41,448	38,709
Freddie Mac Gold Pool 3.5% 10/1/2047	108,396	101,606
Freddie Mac Gold Pool 3.5% 12/1/2033	132,601	130,758
Freddie Mac Gold Pool 3.5% 2/1/2048	52,149	48,892
Freddie Mac Gold Pool 3.5% 2/1/2048	8,645	8,108
Freddie Mac Gold Pool 3.5% 2/1/2049	14,295	13,398
Freddie Mac Gold Pool 3.5% 3/1/2048	175,303	164,354
Freddie Mac Gold Pool 3.5% 3/1/2048	73,792	69,460
Freddie Mac Gold Pool 3.5% 3/1/2050	1,173,008	1,103,569
Freddie Mac Gold Pool 3.5% 3/1/2050	220,921	206,256
Freddie Mac Gold Pool 3.5% 3/1/2055	72,457	66,968
Freddie Mac Gold Pool 3.5% 5/1/2052	474,205	439,169
Freddie Mac Gold Pool 3.5% 6/1/2049	82,408	77,092
Freddie Mac Gold Pool 3.5% 6/1/2052	161,346	149,778
Freddie Mac Gold Pool 3.5% 7/1/2033	20,984	20,719
Freddie Mac Gold Pool 3.5% 7/1/2046	708,780	671,252
Freddie Mac Gold Pool 3.5% 7/1/2049	256,990	240,412
Freddie Mac Gold Pool 3.5% 7/1/2052	77,638	72,436
Freddie Mac Gold Pool 3.5% 8/1/2046	85,423	80,462
Freddie Mac Gold Pool 3.5% 9/1/2033	32,270	31,862
Freddie Mac Gold Pool 3.5% 9/1/2048	41,844	39,230
Freddie Mac Gold Pool 3.5% 9/1/2052	785,691	727,150
Freddie Mac Gold Pool 4% 1/1/2039	82,289	81,184
Freddie Mac Gold Pool 4% 1/1/2041	54,787	53,758
Freddie Mac Gold Pool 4% 1/1/2041	26,975	26,468
Freddie Mac Gold Pool 4% 1/1/2044	33,930	32,987
Freddie Mac Gold Pool 4% 1/1/2047	157,809	153,618
Freddie Mac Gold Pool 4% 10/1/2042	12,102	11,816
Freddie Mac Gold Pool 4% 10/1/2048	67,798	65,214
Freddie Mac Gold Pool 4% 10/1/2048	43,813	42,208
Freddie Mac Gold Pool 4% 10/1/2050	121,544	116,531
Freddie Mac Gold Pool 4% 11/1/2033	40,241	40,434
Freddie Mac Gold Pool 4% 11/1/2036	62,434	61,692
Freddie Mac Gold Pool 4% 11/1/2048	222,897	214,470
Freddie Mac Gold Pool 4% 11/1/2048	6,832	6,573
Freddie Mac Gold Pool 4% 11/1/2049	75,353	72,410
Freddie Mac Gold Pool 4% 12/1/2040	29,009	28,465
Freddie Mac Gold Pool 4% 12/1/2055	49,930	47,372
Freddie Mac Gold Pool 4% 2/1/2041	35,876	35,213
Freddie Mac Gold Pool 4% 2/1/2041	9,676	9,483
Freddie Mac Gold Pool 4% 2/1/2043	49,540	48,240
Freddie Mac Gold Pool 4% 2/1/2049	23,024	22,146
Freddie Mac Gold Pool 4% 3/1/2026	310	309
Freddie Mac Gold Pool 4% 3/1/2038	139,536	138,284
Freddie Mac Gold Pool 4% 4/1/2035	52,069	52,139
Freddie Mac Gold Pool 4% 4/1/2038	134,760	133,382
Freddie Mac Gold Pool 4% 4/1/2042	21,834	21,411
Freddie Mac Gold Pool 4% 4/1/2049	436,260	419,632
Freddie Mac Gold Pool 4% 4/1/2049	297,905	288,226
Freddie Mac Gold Pool 4% 5/1/2045	8,303	8,116
Freddie Mac Gold Pool 4% 5/1/2048	19,095	18,425
Freddie Mac Gold Pool 4% 6/1/2046	47,392	46,219
Freddie Mac Gold Pool 4% 6/1/2047	845,393	811,451
Freddie Mac Gold Pool 4% 6/1/2048	27,552	26,585
Freddie Mac Gold Pool 4% 6/1/2049	12,820	12,327
Freddie Mac Gold Pool 4% 6/1/2055	97,081	92,107
Freddie Mac Gold Pool 4% 7/1/2042	9,707	9,521
Freddie Mac Gold Pool 4% 7/1/2045	45,931	45,008
Freddie Mac Gold Pool 4% 8/1/2049	23,805	22,890
Freddie Mac Gold Pool 4% 9/1/2040	8,900	8,735
Freddie Mac Gold Pool 4% 9/1/2045	83,380	80,903
Freddie Mac Gold Pool 4% 9/1/2049	250,111	240,499
Freddie Mac Gold Pool 4% 9/1/2052	305,071	291,727
Freddie Mac Gold Pool 4.5% 1/1/2049	21,111	20,942
Freddie Mac Gold Pool 4.5% 1/1/2053	173,752	170,403
Freddie Mac Gold Pool 4.5% 10/1/2052	711,330	697,844
Freddie Mac Gold Pool 4.5% 10/1/2052	247,141	242,224
Freddie Mac Gold Pool 4.5% 10/1/2052	239,219	234,684
Freddie Mac Gold Pool 4.5% 11/1/2040	365,715	366,244
Freddie Mac Gold Pool 4.5% 11/1/2048	40,682	40,381
Freddie Mac Gold Pool 4.5% 11/1/2049	19,652	19,457
Freddie Mac Gold Pool 4.5% 11/1/2052	566,621	555,879
Freddie Mac Gold Pool 4.5% 3/1/2050	49,907	49,367
Freddie Mac Gold Pool 4.5% 4/1/2050	56,818	56,167
Freddie Mac Gold Pool 4.5% 6/1/2048	84,298	83,701
Freddie Mac Gold Pool 4.5% 6/1/2052	200,741	197,123
Freddie Mac Gold Pool 4.5% 7/1/2038	149,426	149,894
Freddie Mac Gold Pool 4.5% 7/1/2041	88,983	89,042
Freddie Mac Gold Pool 4.5% 7/1/2053	165,570	162,379
Freddie Mac Gold Pool 4.5% 8/1/2048	254,316	252,435
Freddie Mac Gold Pool 4.5% 9/1/2048	34,633	34,418
Freddie Mac Gold Pool 4.5% 9/1/2048	3,247	3,223
Freddie Mac Gold Pool 4.5% 9/1/2054	630,271	615,565
Freddie Mac Gold Pool 5% 11/1/2052	170,636	171,286
Freddie Mac Gold Pool 5% 11/1/2054	414,698	413,945
Freddie Mac Gold Pool 5% 11/1/2054	289,575	289,162
Freddie Mac Gold Pool 5% 11/1/2054	49,678	49,588
Freddie Mac Gold Pool 5% 12/1/2048	6,514	6,630
Freddie Mac Gold Pool 5% 12/1/2053	715,584	716,521
Freddie Mac Gold Pool 5% 12/1/2053	442,539	448,235
Freddie Mac Gold Pool 5% 12/1/2053	96,814	96,911
Freddie Mac Gold Pool 5% 2/1/2040	106,800	108,195
Freddie Mac Gold Pool 5% 2/1/2049	14,566	14,844
Freddie Mac Gold Pool 5% 2/1/2049	10,395	10,581
Freddie Mac Gold Pool 5% 3/1/2044	145,792	147,577
Freddie Mac Gold Pool 5% 3/1/2053	621,580	622,976
Freddie Mac Gold Pool 5% 3/1/2053	336,377	336,938
Freddie Mac Gold Pool 5% 3/1/2054	531,732	531,930
Freddie Mac Gold Pool 5% 4/1/2039	127,442	129,426
Freddie Mac Gold Pool 5% 4/1/2048	11,094	11,327
Freddie Mac Gold Pool 5% 4/1/2049	106,570	108,475
Freddie Mac Gold Pool 5% 4/1/2055	147,423	147,109
Freddie Mac Gold Pool 5% 5/1/2050	51,059	51,780
Freddie Mac Gold Pool 5% 6/1/2030	3,275	3,319
Freddie Mac Gold Pool 5% 6/1/2053	1,084,077	1,086,174
Freddie Mac Gold Pool 5% 7/1/2040	22,816	23,114
Freddie Mac Gold Pool 5% 7/1/2052	311,087	312,661
Freddie Mac Gold Pool 5% 8/1/2048	12,551	12,791
Freddie Mac Gold Pool 5% 8/1/2049	502,767	511,437
Freddie Mac Gold Pool 5% 8/1/2049	28,565	29,058
Freddie Mac Gold Pool 5% 8/1/2049	11,686	11,887
Freddie Mac Gold Pool 5% 8/1/2055	158,078	158,729
Freddie Mac Gold Pool 5% 9/1/2049	323,198	328,772
Freddie Mac Gold Pool 5% 9/1/2054	531,796	531,494
Freddie Mac Gold Pool 5% 9/1/2055	98,979	98,768
Freddie Mac Gold Pool 5.5% 1/1/2040	355,190	364,406
Freddie Mac Gold Pool 5.5% 1/1/2053	214,493	218,558
Freddie Mac Gold Pool 5.5% 1/1/2053	172,872	176,040
Freddie Mac Gold Pool 5.5% 10/1/2052	322,235	329,046
Freddie Mac Gold Pool 5.5% 10/1/2054	331,227	339,885
Freddie Mac Gold Pool 5.5% 10/1/2055	550,755	566,355
Freddie Mac Gold Pool 5.5% 11/1/2053	424,219	431,596
Freddie Mac Gold Pool 5.5% 11/1/2054	1,401,537	1,421,965
Freddie Mac Gold Pool 5.5% 11/1/2054	277,467	286,020
Freddie Mac Gold Pool 5.5% 11/1/2054	121,169	122,918
Freddie Mac Gold Pool 5.5% 12/1/2052	386,094	394,256
Freddie Mac Gold Pool 5.5% 3/1/2053	376,098	383,108
Freddie Mac Gold Pool 5.5% 4/1/2053	558,155	568,558
Freddie Mac Gold Pool 5.5% 4/1/2054	527,923	545,352
Freddie Mac Gold Pool 5.5% 4/1/2054	322,713	327,820
Freddie Mac Gold Pool 5.5% 5/1/2055	45,530	46,180
Freddie Mac Gold Pool 5.5% 6/1/2049	99,747	103,756
Freddie Mac Gold Pool 5.5% 6/1/2055	256,712	260,373
Freddie Mac Gold Pool 5.5% 7/1/2054	43,228	43,885
Freddie Mac Gold Pool 5.5% 8/1/2053	163,635	166,480
Freddie Mac Gold Pool 5.5% 8/1/2054	136,031	138,098
Freddie Mac Gold Pool 5.5% 9/1/2040	162,531	166,647
Freddie Mac Gold Pool 5.5% 9/1/2053	296,108	304,680
Freddie Mac Gold Pool 5.5% 9/1/2053	43,135	43,879
Freddie Mac Gold Pool 5.5% 9/1/2054	336,434	341,548
Freddie Mac Gold Pool 5.5% 9/1/2055	849,321	861,435
Freddie Mac Gold Pool 5.5% 9/1/2055	749,926	760,622
Freddie Mac Gold Pool 6% 1/1/2053	555,388	573,012
Freddie Mac Gold Pool 6% 1/1/2055	404,169	414,879
Freddie Mac Gold Pool 6% 10/1/2055	689,586	710,628
Freddie Mac Gold Pool 6% 11/1/2053	228,391	234,889
Freddie Mac Gold Pool 6% 11/1/2053	41,955	43,142
Freddie Mac Gold Pool 6% 11/1/2054	394,860	405,601
Freddie Mac Gold Pool 6% 12/1/2052	71,291	73,553
Freddie Mac Gold Pool 6% 12/1/2053	353,527	367,986
Freddie Mac Gold Pool 6% 3/1/2053	284,234	293,054
Freddie Mac Gold Pool 6% 4/1/2054	641,519	669,144
Freddie Mac Gold Pool 6% 4/1/2054	497,684	515,945
Freddie Mac Gold Pool 6% 4/1/2055	749,274	770,618
Freddie Mac Gold Pool 6% 5/1/2054	833,175	870,615
Freddie Mac Gold Pool 6% 5/1/2054	301,098	309,092
Freddie Mac Gold Pool 6% 5/1/2054	24,843	25,534
Freddie Mac Gold Pool 6% 5/1/2055	248,743	256,294
Freddie Mac Gold Pool 6% 6/1/2055	1,126,227	1,155,895
Freddie Mac Gold Pool 6% 7/1/2053	19,406	19,982
Freddie Mac Gold Pool 6% 8/1/2054	463,458	476,246
Freddie Mac Gold Pool 6% 8/1/2055	248,828	255,647
Freddie Mac Gold Pool 6% 8/1/2055	221,742	231,447
Freddie Mac Gold Pool 6.5% 1/1/2054	39,102	40,636
Freddie Mac Gold Pool 6.5% 10/1/2053	410,463	426,692
Freddie Mac Gold Pool 6.5% 10/1/2053	227,263	236,461
Freddie Mac Gold Pool 6.5% 10/1/2054	143,796	149,256
Freddie Mac Gold Pool 6.5% 11/1/2052	67,189	70,047
Freddie Mac Gold Pool 6.5% 12/1/2053	202,642	213,346
Freddie Mac Gold Pool 6.5% 2/1/2054	363,272	382,091
Freddie Mac Gold Pool 6.5% 6/1/2054	369,370	390,034
Freddie Mac Gold Pool 6.5% 6/1/2054	185,470	196,483
Freddie Mac Gold Pool 6.5% 7/1/2054	234,179	243,981
Freddie Mac Gold Pool 6.5% 7/1/2054	206,529	214,656
Freddie Mac Gold Pool 6.5% 8/1/2053	59,993	62,421
Freddie Mac Gold Pool 6.5% 8/1/2054	164,359	170,562
Freddie Mac Gold Pool 6.5% 8/1/2055	91,723	95,256
Freddie Mac Gold Pool 6.5% 9/1/2053	205,809	214,139
Freddie Mac Gold Pool 6.5% 9/1/2054	223,275	236,673
Freddie Mac Gold Pool 6.5% 9/1/2055	302,068	313,775
Freddie Mac Gold Pool 7% 1/1/2054	286,659	304,369
Freddie Mac Gold Pool 7% 1/1/2054	74,461	79,011
Freddie Mac Manufactured Housing participation certificates 6% 2/1/2055	286,893	294,495
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	805,438	838,423
Freddie Mac Non Gold Pool 5.5% 4/1/2054	210,082	213,735
Freddie Mac Non Gold Pool 5.5% 8/1/2055	244,601	249,687
Freddie Mac Non Gold Pool 6% 12/1/2053	473,803	486,588
Freddie Mac Non Gold Pool 6.5% 8/1/2053	515,206	536,743
Ginnie Mae I Pool 3% 10/20/2042	170,465	157,792
Ginnie Mae I Pool 3% 11/20/2052	151,381	136,488
Ginnie Mae I Pool 3% 7/20/2052	74,948	67,434
Ginnie Mae I Pool 3.5% 10/20/2052	394,878	363,197
Ginnie Mae I Pool 3.5% 11/20/2052	42,225	38,781
Ginnie Mae I Pool 3.5% 12/20/2052	210,470	193,320
Ginnie Mae I Pool 3.5% 7/20/2052	152,912	140,799
Ginnie Mae I Pool 3.5% 9/20/2052	514,483	473,728
Ginnie Mae I Pool 4% 1/20/2053	160,203	152,572
Ginnie Mae I Pool 4% 10/20/2052	631,407	601,726
Ginnie Mae I Pool 4% 12/20/2052	128,118	122,015
Ginnie Mae I Pool 4% 3/20/2047	44,391	42,883
Ginnie Mae I Pool 4% 8/20/2052	231,059	220,288
Ginnie Mae I Pool 4% 9/20/2052	316,309	301,563
Ginnie Mae I Pool 4.5% 10/20/2052	388,643	381,506
Ginnie Mae I Pool 4.5% 11/20/2052	311,139	305,425
Ginnie Mae I Pool 4.5% 4/20/2053	169,140	165,809
Ginnie Mae I Pool 4.5% 5/20/2053	252,149	247,183
Ginnie Mae I Pool 4.5% 8/20/2052	375,796	368,895
Ginnie Mae I Pool 5% 1/20/2053	158,539	159,302
Ginnie Mae I Pool 5% 10/20/2052	368,475	370,478
Ginnie Mae I Pool 5% 11/20/2049	70,143	71,335
Ginnie Mae I Pool 5% 11/20/2052	75,757	76,169
Ginnie Mae I Pool 5% 4/20/2053	313,499	314,615
Ginnie Mae I Pool 5% 6/20/2053	164,164	164,749
Ginnie Mae I Pool 5% 7/20/2052	220,366	221,564
Ginnie Mae I Pool 5% 9/20/2052	73,865	74,267
Ginnie Mae I Pool 5.5% 1/20/2053	130,813	132,984
Ginnie Mae I Pool 5.5% 10/20/2052	268,578	273,476
Ginnie Mae I Pool 5.5% 10/20/2054	170,702	172,521
Ginnie Mae I Pool 5.5% 12/20/2052	131,149	133,377
Ginnie Mae I Pool 5.5% 2/20/2053	134,431	136,620
Ginnie Mae I Pool 5.5% 4/20/2053	387,236	393,178
Ginnie Mae I Pool 5.5% 5/20/2053	299,979	304,582
Ginnie Mae I Pool 6% 1/20/2053	368,215	378,143
Ginnie Mae I Pool 6% 12/20/2052	208,063	213,819
Ginnie Mae I Pool 6.5% 12/20/2052	189,973	197,065
Ginnie Mae II Pool 1.5% 5/20/2051	89,213	70,893
Ginnie Mae II Pool 2% 1/1/2056 (b)	375,000	310,368
Ginnie Mae II Pool 2% 1/20/2051	1,638,919	1,357,418
Ginnie Mae II Pool 2% 1/20/2052	254,842	211,110
Ginnie Mae II Pool 2% 11/20/2051	822,303	680,936
Ginnie Mae II Pool 2% 12/20/2050	1,845,159	1,528,090
Ginnie Mae II Pool 2% 12/20/2051	144,854	119,952
Ginnie Mae II Pool 2% 2/20/2051	342,033	283,231
Ginnie Mae II Pool 2% 3/20/2051	2,573,050	2,130,700
Ginnie Mae II Pool 2% 3/20/2052	72,412	59,986
Ginnie Mae II Pool 2% 4/20/2051	1,905,333	1,577,775
Ginnie Mae II Pool 2% 4/20/2052	414,970	343,759
Ginnie Mae II Pool 2% 6/20/2051	194,942	161,429
Ginnie Mae II Pool 2% 7/20/2051	756,000	626,031
Ginnie Mae II Pool 2% 9/20/2050	235,234	194,940
Ginnie Mae II Pool 2.5% 1/20/2051	366,026	315,959
Ginnie Mae II Pool 2.5% 1/20/2052	338,674	292,294
Ginnie Mae II Pool 2.5% 10/20/2046	21,339	18,733
Ginnie Mae II Pool 2.5% 10/20/2050	560,990	484,779
Ginnie Mae II Pool 2.5% 10/20/2051	393,155	339,253
Ginnie Mae II Pool 2.5% 10/20/2053	117,970	101,897
Ginnie Mae II Pool 2.5% 11/20/2050	585,290	505,778
Ginnie Mae II Pool 2.5% 11/20/2051	440,949	380,495
Ginnie Mae II Pool 2.5% 12/20/2049	111,216	96,733
Ginnie Mae II Pool 2.5% 12/20/2050	523,955	452,448
Ginnie Mae II Pool 2.5% 2/20/2051	304,751	263,065
Ginnie Mae II Pool 2.5% 2/20/2052	864,461	746,078
Ginnie Mae II Pool 2.5% 2/20/2055	184,267	158,932
Ginnie Mae II Pool 2.5% 3/20/2052	297,814	257,031
Ginnie Mae II Pool 2.5% 4/20/2050	55,808	48,262
Ginnie Mae II Pool 2.5% 4/20/2051	57,717	49,822
Ginnie Mae II Pool 2.5% 4/20/2052	171,038	147,615
Ginnie Mae II Pool 2.5% 5/20/2050	51,186	44,264
Ginnie Mae II Pool 2.5% 5/20/2051	1,323,173	1,141,765
Ginnie Mae II Pool 2.5% 5/20/2052	552,539	476,872
Ginnie Mae II Pool 2.5% 6/20/2050	246,311	213,004
Ginnie Mae II Pool 2.5% 7/20/2051	1,711,034	1,476,451
Ginnie Mae II Pool 2.5% 8/20/2050	903,562	780,436
Ginnie Mae II Pool 2.5% 8/20/2051	346,287	298,811
Ginnie Mae II Pool 2.5% 9/20/2050	542,254	468,589
Ginnie Mae II Pool 2.5% 9/20/2051	609,442	525,887
Ginnie Mae II Pool 3% 1/20/2043	2,851	2,637
Ginnie Mae II Pool 3% 1/20/2048	17,166	15,624
Ginnie Mae II Pool 3% 1/20/2050	517,208	466,403
Ginnie Mae II Pool 3% 1/20/2051	14,617	13,172
Ginnie Mae II Pool 3% 10/20/2051	31,620	28,455
Ginnie Mae II Pool 3% 11/20/2047	30,487	27,750
Ginnie Mae II Pool 3% 11/20/2051	81,722	73,490
Ginnie Mae II Pool 3% 11/20/2053	36,793	33,380
Ginnie Mae II Pool 3% 11/20/2054	139,865	126,071
Ginnie Mae II Pool 3% 12/20/2047	173,117	157,573
Ginnie Mae II Pool 3% 12/20/2049	107,316	96,775
Ginnie Mae II Pool 3% 2/20/2046	197,944	180,665
Ginnie Mae II Pool 3% 2/20/2050	291,757	263,098
Ginnie Mae II Pool 3% 2/20/2051	526,404	474,367
Ginnie Mae II Pool 3% 3/20/2043	5,852	5,411
Ginnie Mae II Pool 3% 3/20/2048	61,255	55,678
Ginnie Mae II Pool 3% 3/20/2050	66,224	59,698
Ginnie Mae II Pool 3% 3/20/2052	380,794	342,497
Ginnie Mae II Pool 3% 4/20/2048	69,635	63,382
Ginnie Mae II Pool 3% 4/20/2049	14,490	13,189
Ginnie Mae II Pool 3% 4/20/2050	25,209	22,725
Ginnie Mae II Pool 3% 4/20/2051	553,544	498,478
Ginnie Mae II Pool 3% 4/20/2052	462,870	416,318
Ginnie Mae II Pool 3% 5/20/2051	26,994	24,288
Ginnie Mae II Pool 3% 5/20/2052	1,162,937	1,045,978
Ginnie Mae II Pool 3% 6/20/2050	469,857	423,557
Ginnie Mae II Pool 3% 6/20/2052	78,704	70,789
Ginnie Mae II Pool 3% 7/20/2042	23,499	21,768
Ginnie Mae II Pool 3% 7/20/2046	104,004	94,925
Ginnie Mae II Pool 3% 7/20/2049	185,590	167,766
Ginnie Mae II Pool 3% 7/20/2050	175,611	158,306
Ginnie Mae II Pool 3% 8/20/2043	3,162	2,917
Ginnie Mae II Pool 3% 8/20/2046	694,750	634,105
Ginnie Mae II Pool 3% 8/20/2050	278,089	250,599
Ginnie Mae II Pool 3% 8/20/2051	654,073	588,598
Ginnie Mae II Pool 3% 9/20/2049	67,110	60,665
Ginnie Mae II Pool 3.5% 1/20/2048	25,508	23,707
Ginnie Mae II Pool 3.5% 1/20/2050	536,411	495,512
Ginnie Mae II Pool 3.5% 10/20/2047	3,182	2,959
Ginnie Mae II Pool 3.5% 10/20/2055	473,237	430,351
Ginnie Mae II Pool 3.5% 11/20/2047	54,894	51,051
Ginnie Mae II Pool 3.5% 11/20/2050	8,340	7,704
Ginnie Mae II Pool 3.5% 12/20/2047	125,273	116,426
Ginnie Mae II Pool 3.5% 12/20/2048	156,034	144,918
Ginnie Mae II Pool 3.5% 12/20/2049	426,776	394,235
Ginnie Mae II Pool 3.5% 12/20/2051	167,522	153,597
Ginnie Mae II Pool 3.5% 12/20/2055	149,985	136,393
Ginnie Mae II Pool 3.5% 2/20/2046	193,852	180,889
Ginnie Mae II Pool 3.5% 2/20/2047	7,782	7,252
Ginnie Mae II Pool 3.5% 2/20/2048	29,477	27,377
Ginnie Mae II Pool 3.5% 2/20/2049	16,733	15,541
Ginnie Mae II Pool 3.5% 2/20/2051	531,504	490,979
Ginnie Mae II Pool 3.5% 3/20/2048	49,592	46,058
Ginnie Mae II Pool 3.5% 3/20/2049	281,542	260,515
Ginnie Mae II Pool 3.5% 3/20/2051	12,255	11,320
Ginnie Mae II Pool 3.5% 4/20/2046	147,270	137,422
Ginnie Mae II Pool 3.5% 4/20/2049	31,693	29,307
Ginnie Mae II Pool 3.5% 4/20/2050	930,697	859,735
Ginnie Mae II Pool 3.5% 5/20/2046	35,335	32,972
Ginnie Mae II Pool 3.5% 5/20/2051	55,944	51,503
Ginnie Mae II Pool 3.5% 5/20/2055	199,056	181,204
Ginnie Mae II Pool 3.5% 6/20/2047	30,994	28,854
Ginnie Mae II Pool 3.5% 6/20/2048	33,331	30,956
Ginnie Mae II Pool 3.5% 6/20/2049	2,687	2,482
Ginnie Mae II Pool 3.5% 7/20/2049	159,082	147,003
Ginnie Mae II Pool 3.5% 8/20/2048	59,510	55,271
Ginnie Mae II Pool 3.5% 8/20/2049	26,981	24,932
Ginnie Mae II Pool 3.5% 9/20/2049	12,582	11,626
Ginnie Mae II Pool 3.5% 9/20/2055	399,960	363,715
Ginnie Mae II Pool 4% 1/1/2056 (b)	250,000	235,899
Ginnie Mae II Pool 4% 1/20/2049	117,826	113,272
Ginnie Mae II Pool 4% 1/20/2051	41,246	39,523
Ginnie Mae II Pool 4% 10/20/2048	39,257	37,740
Ginnie Mae II Pool 4% 10/20/2049	194,430	186,672
Ginnie Mae II Pool 4% 11/20/2047	11,506	11,087
Ginnie Mae II Pool 4% 12/20/2047	34,784	33,516
Ginnie Mae II Pool 4% 2/20/2050	264,887	254,319
Ginnie Mae II Pool 4% 2/20/2054	336,152	319,589
Ginnie Mae II Pool 4% 3/20/2048	28,031	27,009
Ginnie Mae II Pool 4% 3/20/2050	386,440	370,297
Ginnie Mae II Pool 4% 4/20/2047	33,878	32,728
Ginnie Mae II Pool 4% 4/20/2048	43,047	41,424
Ginnie Mae II Pool 4% 4/20/2049	80,404	77,196
Ginnie Mae II Pool 4% 5/20/2049	86,884	83,418
Ginnie Mae II Pool 4% 5/20/2050	23,704	22,759
Ginnie Mae II Pool 4% 5/20/2054	165,420	156,843
Ginnie Mae II Pool 4% 6/20/2048	9,516	9,157
Ginnie Mae II Pool 4% 6/20/2049	159,037	152,691
Ginnie Mae II Pool 4% 6/20/2055	397,399	375,148
Ginnie Mae II Pool 4% 7/20/2048	18,566	17,848
Ginnie Mae II Pool 4% 8/20/2048	39,544	38,015
Ginnie Mae II Pool 4% 8/20/2050	87,464	83,974
Ginnie Mae II Pool 4% 9/20/2048	19,353	18,605
Ginnie Mae II Pool 4% 9/20/2055	124,528	117,556
Ginnie Mae II Pool 4.5% 1/20/2047	8,387	8,379
Ginnie Mae II Pool 4.5% 1/20/2049	21,878	21,721
Ginnie Mae II Pool 4.5% 1/20/2050	26,816	26,623
Ginnie Mae II Pool 4.5% 1/20/2051	30,752	30,617
Ginnie Mae II Pool 4.5% 1/20/2055	364,104	354,972
Ginnie Mae II Pool 4.5% 10/20/2047	5,513	5,499
Ginnie Mae II Pool 4.5% 10/20/2048	15,948	15,869
Ginnie Mae II Pool 4.5% 10/20/2049	53,998	53,728
Ginnie Mae II Pool 4.5% 10/20/2050	58,829	58,571
Ginnie Mae II Pool 4.5% 11/20/2048	24,066	23,923
Ginnie Mae II Pool 4.5% 11/20/2054	835,649	815,538
Ginnie Mae II Pool 4.5% 12/20/2048	7,460	7,416
Ginnie Mae II Pool 4.5% 12/20/2049	14,898	14,791
Ginnie Mae II Pool 4.5% 12/20/2054	191,405	186,679
Ginnie Mae II Pool 4.5% 2/20/2049	16,436	16,318
Ginnie Mae II Pool 4.5% 2/20/2050	20,776	20,626
Ginnie Mae II Pool 4.5% 2/20/2055	171,099	166,808
Ginnie Mae II Pool 4.5% 3/20/2049	26,530	26,340
Ginnie Mae II Pool 4.5% 3/20/2051	140,171	139,338
Ginnie Mae II Pool 4.5% 3/20/2055	147,225	143,486
Ginnie Mae II Pool 4.5% 4/20/2049	9,888	9,817
Ginnie Mae II Pool 4.5% 4/20/2050	107,826	106,915
Ginnie Mae II Pool 4.5% 4/20/2054	215,037	209,845
Ginnie Mae II Pool 4.5% 5/20/2049	75,706	75,161
Ginnie Mae II Pool 4.5% 5/20/2054	189,684	185,222
Ginnie Mae II Pool 4.5% 6/20/2054	334,669	326,798
Ginnie Mae II Pool 4.5% 7/20/2049	27,842	27,642
Ginnie Mae II Pool 4.5% 7/20/2053	258,288	253,202
Ginnie Mae II Pool 4.5% 8/20/2048	76,838	76,453
Ginnie Mae II Pool 4.5% 8/20/2050	27,018	26,857
Ginnie Mae II Pool 4.5% 8/20/2053	174,158	170,728
Ginnie Mae II Pool 4.5% 9/20/2047	5,740	5,722
Ginnie Mae II Pool 5% 1/1/2056 (b)	2,400,000	2,394,180
Ginnie Mae II Pool 5% 1/20/2055	330,226	329,853
Ginnie Mae II Pool 5% 11/20/2047	11,329	11,592
Ginnie Mae II Pool 5% 11/20/2048	6,169	6,268
Ginnie Mae II Pool 5% 11/20/2049	24,756	25,238
Ginnie Mae II Pool 5% 11/20/2053	264,349	265,290
Ginnie Mae II Pool 5% 11/20/2054	1,507,655	1,505,014
Ginnie Mae II Pool 5% 12/20/2054	188,570	188,358
Ginnie Mae II Pool 5% 2/1/2056 (b)	1,125,000	1,120,998
Ginnie Mae II Pool 5% 2/20/2055	259,952	259,659
Ginnie Mae II Pool 5% 3/20/2048	8,081	8,257
Ginnie Mae II Pool 5% 3/20/2050	46,326	47,331
Ginnie Mae II Pool 5% 4/20/2050	104,946	107,057
Ginnie Mae II Pool 5% 4/20/2055	391,471	390,785
Ginnie Mae II Pool 5% 5/20/2049	7,050	7,163
Ginnie Mae II Pool 5% 7/20/2048	13,811	14,046
Ginnie Mae II Pool 5% 7/20/2053	415,680	417,160
Ginnie Mae II Pool 5% 8/20/2053	169,236	169,839
Ginnie Mae II Pool 5% 9/20/2048	7,737	7,868
Ginnie Mae II Pool 5% 9/20/2053	167,936	168,534
Ginnie Mae II Pool 5.5% 1/1/2056 (b)	2,825,000	2,852,268
Ginnie Mae II Pool 5.5% 1/20/2049	8,082	8,355
Ginnie Mae II Pool 5.5% 1/20/2055	913,863	923,460
Ginnie Mae II Pool 5.5% 10/20/2053	303,722	308,383
Ginnie Mae II Pool 5.5% 12/20/2053	119,567	121,299
Ginnie Mae II Pool 5.5% 2/1/2056 (b)	2,250,000	2,269,960
Ginnie Mae II Pool 5.5% 2/20/2054	401,056	406,709
Ginnie Mae II Pool 5.5% 3/1/2056 (b)	400,000	403,048
Ginnie Mae II Pool 5.5% 6/20/2054	184,221	186,443
Ginnie Mae II Pool 5.5% 6/20/2055	640,943	647,674
Ginnie Mae II Pool 5.5% 7/20/2054	283,666	287,088
Ginnie Mae II Pool 5.5% 7/20/2055	913,592	923,472
Ginnie Mae II Pool 5.5% 8/20/2053	147,925	150,102
Ginnie Mae II Pool 5.5% 8/20/2054	446,468	451,819
Ginnie Mae II Pool 5.5% 9/20/2047	16,544	17,152
Ginnie Mae II Pool 5.5% 9/20/2053	145,049	147,275
Ginnie Mae II Pool 6% 1/1/2056 (b)	850,000	866,153
Ginnie Mae II Pool 6% 1/20/2055	812,984	828,488
Ginnie Mae II Pool 6% 12/20/2054	996,926	1,018,197
Ginnie Mae II Pool 6% 2/1/2056 (b)	450,000	458,218
Ginnie Mae II Pool 6% 3/1/2056 (b)	100,000	101,721
Ginnie Mae II Pool 6% 3/20/2055	921,281	937,843
Ginnie Mae II Pool 6% 4/20/2055	1,124,889	1,143,617
Ginnie Mae II Pool 6% 5/20/2055	437,604	445,812
Ginnie Mae II Pool 6% 7/20/2054	36,255	37,091
Ginnie Mae II Pool 6.5% 1/1/2056 (b)	1,200,000	1,240,308
Ginnie Mae II Pool 6.5% 1/20/2055	244,969	252,928
Ginnie Mae II Pool 6.5% 2/1/2056 (b)	600,000	619,451
Ginnie Mae II Pool 6.5% 3/1/2056 (b)	600,000	618,701
Ginnie Mae II Pool 6.5% 5/20/2055	311,409	321,429
Ginnie Mae II Pool 6.5% 7/20/2053	83,325	86,390
Ginnie Mae II Pool 6.5% 7/20/2054	294,890	305,760
Uniform Mortgage Backed Securities 2% 1/1/2056 (b)	7,400,000	5,978,391
Uniform Mortgage Backed Securities 2% 2/1/2056 (b)	7,025,000	5,674,608
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (b)	750,000	633,838
Uniform Mortgage Backed Securities 3% 1/1/2056 (b)	500,000	441,914
Uniform Mortgage Backed Securities 3% 2/1/2056 (b)	1,950,000	1,722,246
Uniform Mortgage Backed Securities 3.5% 1/1/2056 (b)	5,275,000	4,872,988
Uniform Mortgage Backed Securities 3.5% 2/1/2056 (b)	3,225,000	2,969,142
Uniform Mortgage Backed Securities 4% 1/1/2056 (b)	175,000	165,963
Uniform Mortgage Backed Securities 4.5% 1/1/2056 (b)	1,450,000	1,415,166
Uniform Mortgage Backed Securities 5% 1/1/2056 (b)	3,000,000	2,992,500
Uniform Mortgage Backed Securities 5.5% 1/1/2056 (b)	1,750,000	1,774,404
Uniform Mortgage Backed Securities 6% 1/1/2056 (b)	1,500,000	1,539,902
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (b)	475,000	493,536
TOTAL UNITED STATES		304,322,799
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $322,154,349)		304,322,799

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Fannie Mae 0.875% 8/5/2030	339,000	299,095
Fannie Mae 5.625% 7/15/2037	100,000	110,184
Federal Farm Credit Banks Funding Corp 1.4% 3/10/2028	900,000	858,691
Federal Home Loan Bank 3.5% 10/4/2027	400,000	400,120
Federal Home Loan Bank 4.75% 3/10/2034	130,000	135,289
Federal Home Loan Bank 5.5% 7/15/2036	150,000	164,141
Freddie Mac Non Gold Pool 0% 11/15/2038 (g)	210,000	115,392
Freddie Mac Non Gold Pool 6.25% 7/15/2032	360,000	407,745
TOTAL FINANCIALS		2,490,657
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Tennessee Valley Authority 2.875% 2/1/2027	130,000	128,987
Tennessee Valley Authority 4.25% 9/15/2065	30,000	24,729
Tennessee Valley Authority 4.375% 8/1/2034	108,000	108,991
Tennessee Valley Authority 4.875% 5/15/2035	250,000	258,656
Tennessee Valley Authority 5.25% 2/1/2055	100,000	98,938
Tennessee Valley Authority 5.25% 9/15/2039	200,000	211,255
Tennessee Valley Authority 5.88% 4/1/2036	260,000	290,876
TOTAL UTILITIES		1,122,432
TOTAL UNITED STATES		3,613,089
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,720,861)		3,613,089

U.S. Treasury Obligations - 46.6%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	2.08	1,031,000	654,161
US Treasury Bonds 1.125% 8/15/2040	1.88	331,000	207,884
US Treasury Bonds 1.25% 5/15/2050	1.46	2,000	957
US Treasury Bonds 1.375% 11/15/2040	1.47 to 1.65	4,440,000	2,881,838
US Treasury Bonds 1.375% 8/15/2050	2.30	575,000	282,716
US Treasury Bonds 1.625% 11/15/2050	1.64 to 1.84	4,208,000	2,209,200
US Treasury Bonds 1.75% 8/15/2041	1.85 to 3.50	3,170,000	2,138,883
US Treasury Bonds 1.875% 11/15/2051	1.79 to 3.21	3,115,000	1,721,768
US Treasury Bonds 1.875% 2/15/2041	2.13 to 2.33	4,015,000	2,804,854
US Treasury Bonds 1.875% 2/15/2051	2.40 to 2.42	1,514,000	846,066
US Treasury Bonds 2% 8/15/2051	1.92 to 1.96	1,564,000	895,940
US Treasury Bonds 2.25% 2/15/2052	2.17 to 2.95	1,201,000	728,669
US Treasury Bonds 2.25% 5/15/2041	3.02	280,000	205,942
US Treasury Bonds 2.25% 8/15/2046	2.92 to 3.01	110,000	72,389
US Treasury Bonds 2.25% 8/15/2049	2.20	129,000	80,902
US Treasury Bonds 2.375% 2/15/2042	3.10 to 3.15	780,000	574,666
US Treasury Bonds 2.375% 5/15/2051	1.90 to 3.07	2,575,000	1,622,753
US Treasury Bonds 2.5% 2/15/2045	2.34 to 3.37	18,000	12,748
US Treasury Bonds 2.5% 2/15/2046	2.25 to 3.04	112,000	77,993
US Treasury Bonds 2.5% 5/15/2046	2.21 to 2.94	93,000	64,504
US Treasury Bonds 2.75% 11/15/2042	3.00 to 3.39	587,000	451,073
US Treasury Bonds 2.75% 11/15/2047	3.11 to 3.19	107,000	76,225
US Treasury Bonds 2.75% 8/15/2042	2.06 to 3.08	197,000	152,067
US Treasury Bonds 2.75% 8/15/2047	2.90	51,000	36,437
US Treasury Bonds 2.875% 5/15/2043	2.26	20,000	15,526
US Treasury Bonds 2.875% 5/15/2049	2.58	1,000	717
US Treasury Bonds 2.875% 5/15/2052	3.01 to 3.16	1,170,000	817,538
US Treasury Bonds 2.875% 8/15/2045	2.33 to 3.19	156,000	117,012
US Treasury Bonds 3% 11/15/2044	2.96 to 3.09	299,000	231,234
US Treasury Bonds 3% 2/15/2047	3.02	49,000	36,890
US Treasury Bonds 3% 2/15/2048	1.96 to 3.05	87,000	64,740
US Treasury Bonds 3% 2/15/2049	2.86 to 3.09	134,000	98,710
US Treasury Bonds 3% 5/15/2042	3.05	89,000	71,621
US Treasury Bonds 3% 5/15/2045	3.33	4,000	3,078
US Treasury Bonds 3% 5/15/2047	2.22 to 3.22	48,000	36,045
US Treasury Bonds 3% 8/15/2048	3.43	3,000	2,221
US Treasury Bonds 3% 8/15/2052	3.29 to 4.40	4,160,000	2,979,438
US Treasury Bonds 3.125% 11/15/2041	2.27 to 3.00	113,000	93,450
US Treasury Bonds 3.125% 2/15/2042	2.95 to 3.03	65,000	53,485
US Treasury Bonds 3.125% 2/15/2043	2.52 to 3.10	838,000	677,765
US Treasury Bonds 3.125% 5/15/2048	2.62 to 3.05	29,000	22,025
US Treasury Bonds 3.125% 8/15/2044	3.02 to 3.31	167,000	132,178
US Treasury Bonds 3.25% 5/15/2042	3.28 to 4.49	400,000	333,594
US Treasury Bonds 3.375% 11/15/2048	2.31 to 2.99	157,000	124,220
US Treasury Bonds 3.375% 5/15/2044	2.25 to 3.13	886,000	731,227
US Treasury Bonds 3.375% 8/15/2042	3.46 to 4.62	5,620,000	4,748,900
US Treasury Bonds 3.5% 2/15/2039	3.31	8,000	7,289
US Treasury Bonds 3.625% 2/15/2044	2.23 to 3.24	2,427,000	2,083,523
US Treasury Bonds 3.625% 2/15/2053	3.63 to 4.17	600,000	485,766
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.28	2,520,000	2,038,542
US Treasury Bonds 3.75% 11/15/2043	2.97 to 3.20	1,120,000	981,531
US Treasury Bonds 3.75% 8/15/2041	3.39	45,000	40,556
US Treasury Bonds 3.875% 2/15/2043	3.75 to 4.59	2,990,000	2,689,832
US Treasury Bonds 3.875% 5/15/2043	4.01 to 4.36	1,750,000	1,571,722
US Treasury Bonds 3.875% 8/15/2040	3.17	52,000	48,159
US Treasury Bonds 4% 11/15/2042	3.69 to 4.13	3,480,000	3,189,638
US Treasury Bonds 4% 11/15/2052	3.65 to 3.97	3,300,000	2,861,590
US Treasury Bonds 4.125% 8/15/2044	4.15 to 4.65	7,900,000	7,250,411
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	1,260,000	1,115,395
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	6,841,000	6,184,692
US Treasury Bonds 4.25% 8/15/2054	4.11 to 4.51	5,620,000	5,081,270
US Treasury Bonds 4.375% 11/15/2039	3.16	24,000	23,677
US Treasury Bonds 4.375% 2/15/2038	3.00	12,000	12,106
US Treasury Bonds 4.375% 5/15/2041	2.80	32,000	31,180
US Treasury Bonds 4.375% 8/15/2043	4.48 to 5.26	2,070,000	1,977,254
US Treasury Bonds 4.5% 11/15/2054	4.60 to 4.80	1,836,000	1,731,721
US Treasury Bonds 4.5% 2/15/2044	4.48 to 4.90	2,160,000	2,089,631
US Treasury Bonds 4.5% 5/15/2038	2.97 to 2.99	92,000	93,732
US Treasury Bonds 4.5% 8/15/2039	2.90	17,000	17,029
US Treasury Bonds 4.625% 11/15/2044	4.67 to 4.86	1,540,000	1,509,080
US Treasury Bonds 4.625% 11/15/2045	4.63 to 4.80	4,560,000	4,455,975
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.83	2,800,000	2,697,625
US Treasury Bonds 4.625% 2/15/2055	4.45 to 4.74	4,580,000	4,420,904
US Treasury Bonds 4.625% 5/15/2044	4.50 to 4.71	4,470,000	4,388,632
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	4,420,000	4,256,840
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.69	5,080,000	5,080,595
US Treasury Bonds 4.75% 2/15/2041	3.05	48,000	48,851
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.92	2,780,000	2,731,784
US Treasury Bonds 4.75% 8/15/2055	4.59 to 4.92	4,210,000	4,138,956
US Treasury Bonds 4.875% 8/15/2045	4.56 to 4.92	6,440,000	6,502,388
US Treasury Bonds 5% 5/15/2045	4.89 to 5.05	2,360,000	2,422,688
US Treasury Bonds 5.5% 8/15/2028	2.92	4,000	4,198
US Treasury Notes 0.375% 7/31/2027	0.48 to 0.49	509,000	484,862
US Treasury Notes 0.375% 9/30/2027	0.60	1,151,000	1,090,977
US Treasury Notes 0.5% 4/30/2027	0.53	718,000	690,374
US Treasury Notes 0.5% 5/31/2027	0.52 to 0.53	1,393,000	1,336,137
US Treasury Notes 0.625% 11/30/2027	0.63 to 0.66	1,680,000	1,592,063
US Treasury Notes 0.625% 12/31/2027	0.66 to 0.74	3,820,000	3,611,094
US Treasury Notes 0.625% 3/31/2027	0.52 to 0.53	1,460,000	1,409,527
US Treasury Notes 0.625% 5/15/2030	0.81 to 1.39	2,549,000	2,236,847
US Treasury Notes 0.625% 8/15/2030	1.71	360,000	313,256
US Treasury Notes 0.75% 1/31/2028	0.93	98,000	92,659
US Treasury Notes 1% 7/31/2028	1.13 to 1.34	1,229,000	1,153,148
US Treasury Notes 1.125% 2/28/2027	0.54 to 0.75	691,000	672,375
US Treasury Notes 1.125% 2/29/2028	1.28	624,000	593,507
US Treasury Notes 1.125% 8/31/2028	1.39	110,000	103,336
US Treasury Notes 1.25% 12/31/2026	2.48 to 2.49	2,240,000	2,190,387
US Treasury Notes 1.25% 3/31/2028	1.17 to 1.34	2,218,000	2,110,999
US Treasury Notes 1.25% 4/30/2028	1.24	2,488,000	2,363,600
US Treasury Notes 1.25% 8/15/2031	1.54 to 3.02	6,574,000	5,727,341
US Treasury Notes 1.25% 9/30/2028	1.43	748,000	703,617
US Treasury Notes 1.375% 10/31/2028	1.42 to 1.45	580,000	546,423
US Treasury Notes 1.5% 1/31/2027	1.74	37,000	36,208
US Treasury Notes 1.5% 11/30/2028	1.39 to 1.75	1,091,000	1,029,716
US Treasury Notes 1.5% 2/15/2030	0.76 to 1.66	876,000	804,620
US Treasury Notes 1.625% 8/15/2029	0.94 to 1.92	66,000	61,608
US Treasury Notes 1.75% 1/31/2029	1.82	81,000	76,747
US Treasury Notes 1.875% 2/28/2029	1.75	230,000	218,446
US Treasury Notes 2% 11/15/2026	3.19	25,000	24,669
US Treasury Notes 2.25% 11/15/2027	1.54 to 2.95	682,000	666,868
US Treasury Notes 2.25% 2/15/2027	2.55 to 3.08	393,000	387,566
US Treasury Notes 2.25% 8/15/2027	1.47 to 3.22	639,000	626,569
US Treasury Notes 2.375% 5/15/2027	2.84 to 2.91	46,000	45,305
US Treasury Notes 2.5% 3/31/2027	2.68 to 3.06	2,220,000	2,192,510
US Treasury Notes 2.625% 2/15/2029	1.55 to 2.56	391,000	380,186
US Treasury Notes 2.625% 5/31/2027	2.84	2,770,000	2,736,890
US Treasury Notes 2.625% 7/31/2029	2.92	4,810,000	4,651,796
US Treasury Notes 2.75% 2/15/2028	2.36 to 2.86	363,000	357,527
US Treasury Notes 2.75% 4/30/2027	2.93	2,550,000	2,525,297
US Treasury Notes 2.75% 5/31/2029	2.88	530,000	515,798
US Treasury Notes 2.75% 7/31/2027	2.65 to 3.18	2,460,000	2,432,229
US Treasury Notes 2.75% 8/15/2032	3.18 to 4.25	7,776,000	7,248,386
US Treasury Notes 2.875% 5/15/2028	2.20 to 2.68	216,000	212,920
US Treasury Notes 2.875% 5/15/2032	2.98	120,000	113,147
US Treasury Notes 2.875% 8/15/2028	2.75 to 3.24	113,000	111,186
US Treasury Notes 3.125% 11/15/2028	1.54 to 2.89	940,000	929,498
US Treasury Notes 3.125% 8/31/2027	3.33 to 4.09	1,900,000	1,889,090
US Treasury Notes 3.125% 8/31/2029	3.97	820,000	806,163
US Treasury Notes 3.25% 6/30/2027	3.04	70,000	69,758
US Treasury Notes 3.25% 6/30/2029	2.70	100,000	98,859
US Treasury Notes 3.375% 5/15/2033	3.62 to 3.96	3,460,000	3,326,330
US Treasury Notes 3.375% 9/15/2027	3.56	540,000	539,009
US Treasury Notes 3.375% 9/15/2028	3.62	9,020,000	8,983,004
US Treasury Notes 3.5% 1/31/2028	3.60 to 4.20	2,820,000	2,820,551
US Treasury Notes 3.5% 1/31/2030	3.56 to 4.07	2,340,000	2,326,563
US Treasury Notes 3.5% 10/15/2028	3.48 to 3.60	8,790,000	8,781,472
US Treasury Notes 3.5% 11/15/2028	3.49	6,340,000	6,333,066
US Treasury Notes 3.5% 12/15/2028	3.52 to 3.54	8,660,000	8,649,852
US Treasury Notes 3.5% 2/15/2033	4.08	180,000	174,930
US Treasury Notes 3.5% 4/30/2028	3.51 to 4.02	4,620,000	4,618,872
US Treasury Notes 3.5% 4/30/2030	3.88	660,000	655,230
US Treasury Notes 3.5% 9/30/2029	3.57	2,150,000	2,140,006
US Treasury Notes 3.625% 10/31/2030	3.71	1,550,000	1,543,461
US Treasury Notes 3.625% 12/31/2030	3.71	3,160,000	3,144,941
US Treasury Notes 3.625% 3/31/2028	3.62 to 3.77	1,770,000	1,774,702
US Treasury Notes 3.625% 8/15/2028	3.58 to 3.66	10,090,000	10,115,619
US Treasury Notes 3.625% 8/31/2030	3.69	1,050,000	1,046,268
US Treasury Notes 3.625% 9/30/2031	3.64 to 4.14	1,760,000	1,742,400
US Treasury Notes 3.75% 10/31/2032	3.78 to 3.89	7,270,000	7,189,348
US Treasury Notes 3.75% 11/30/2032	3.91	760,000	753,588
US Treasury Notes 3.75% 12/31/2028	3.84 to 3.98	1,670,000	1,679,459
US Treasury Notes 3.75% 12/31/2030	4.09 to 4.11	1,360,000	1,360,691
US Treasury Notes 3.75% 4/15/2028	3.58	6,280,000	6,312,627
US Treasury Notes 3.75% 5/15/2028	3.85 to 3.97	9,790,000	9,843,391
US Treasury Notes 3.75% 5/31/2030	3.70 to 3.98	2,570,000	2,576,325
US Treasury Notes 3.75% 6/30/2030	4.30 to 4.39	1,600,000	1,603,813
US Treasury Notes 3.75% 8/15/2027	3.73	3,370,000	3,383,954
US Treasury Notes 3.75% 8/31/2031	3.61 to 3.65	2,040,000	2,033,227
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.01	1,840,000	1,853,081
US Treasury Notes 3.875% 11/30/2029	3.57 to 3.99	2,450,000	2,470,480
US Treasury Notes 3.875% 12/31/2027	3.58 to 3.89	2,950,000	2,971,830
US Treasury Notes 3.875% 12/31/2032	3.89 to 3.92	4,220,000	4,201,538
US Treasury Notes 3.875% 3/15/2028	3.88 to 4.01	7,860,000	7,923,248
US Treasury Notes 3.875% 4/30/2030	3.72	860,000	866,719
US Treasury Notes 3.875% 6/15/2028	3.68 to 3.93	7,740,000	7,806,516
US Treasury Notes 3.875% 6/30/2030	3.79	4,170,000	4,201,438
US Treasury Notes 3.875% 7/15/2028	3.87 to 3.88	6,050,000	6,101,047
US Treasury Notes 3.875% 7/31/2030	3.77	2,340,000	2,357,276
US Treasury Notes 3.875% 8/15/2033	4.20 to 4.88	1,590,000	1,576,771
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.29	3,800,000	3,743,594
US Treasury Notes 3.875% 9/30/2032	3.88 to 3.93	3,540,000	3,529,076
US Treasury Notes 4% 1/15/2027	4.01	1,440,000	1,446,905
US Treasury Notes 4% 1/31/2029	3.87 to 4.25	4,380,000	4,435,777
US Treasury Notes 4% 1/31/2031	3.91 to 4.34	3,980,000	4,025,863
US Treasury Notes 4% 10/31/2029	3.74 to 4.18	1,950,000	1,975,518
US Treasury Notes 4% 11/15/2035	4.02 to 4.15	4,240,000	4,179,050
US Treasury Notes 4% 12/15/2027	4.22 to 4.28	3,020,000	3,049,403
US Treasury Notes 4% 2/15/2034	4.29 to 4.69	1,060,000	1,056,688
US Treasury Notes 4% 2/28/2030	3.49 to 4.00	4,440,000	4,496,541
US Treasury Notes 4% 2/29/2028	3.51 to 3.59	3,120,000	3,152,541
US Treasury Notes 4% 3/31/2030	3.95	2,500,000	2,531,836
US Treasury Notes 4% 4/30/2032	3.93 to 4.29	4,420,000	4,448,661
US Treasury Notes 4% 5/31/2030	3.95	1,380,000	1,397,573
US Treasury Notes 4% 6/30/2028	4.13 to 4.43	5,210,000	5,271,055
US Treasury Notes 4% 7/31/2029	3.62	1,930,000	1,955,032
US Treasury Notes 4% 7/31/2030	4.07 to 4.32	1,800,000	1,822,852
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	6,340,000	6,373,186
US Treasury Notes 4.125% 10/31/2027	3.66 to 4.24	2,270,000	2,295,183
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.34	5,850,000	5,940,035
US Treasury Notes 4.125% 11/15/2027	4.11 to 4.29	3,790,000	3,833,230
US Treasury Notes 4.125% 11/15/2032	3.62 to 3.95	2,940,000	2,973,649
US Treasury Notes 4.125% 11/30/2029	4.08	1,110,000	1,129,165
US Treasury Notes 4.125% 11/30/2031	4.32	730,000	740,979
US Treasury Notes 4.125% 2/15/2027	4.42 to 4.43	1,840,000	1,852,075
US Treasury Notes 4.125% 2/29/2032	4.03 to 4.10	3,290,000	3,336,394
US Treasury Notes 4.125% 3/31/2032	3.85 to 4.08	3,040,000	3,081,681
US Treasury Notes 4.125% 5/31/2032	4.21	1,390,000	1,408,722
US Treasury Notes 4.125% 7/31/2028	4.36 to 4.40	1,940,000	1,968,948
US Treasury Notes 4.125% 7/31/2031	3.70 to 3.96	7,100,000	7,215,930
US Treasury Notes 4.125% 8/31/2030	4.63	2,270,000	2,309,902
US Treasury Notes 4.125% 9/30/2027	4.08 to 4.37	2,460,000	2,486,330
US Treasury Notes 4.25% 1/15/2028	4.24	6,280,000	6,372,483
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	2,390,000	2,415,114
US Treasury Notes 4.25% 11/30/2026	3.70 to 4.17	33,250,000	33,453,698
US Treasury Notes 4.25% 12/31/2026	4.25	830,000	835,790
US Treasury Notes 4.25% 2/15/2028	4.30	3,410,000	3,462,284
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.24	1,820,000	1,856,827
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.32	4,050,000	4,143,182
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.42	4,870,000	4,910,330
US Treasury Notes 4.25% 6/30/2029	4.08 to 4.24	8,240,000	8,414,456
US Treasury Notes 4.25% 6/30/2031	4.11 to 4.16	7,480,000	7,649,469
US Treasury Notes 4.25% 8/15/2035	4.10 to 4.22	2,160,000	2,175,525
US Treasury Notes 4.375% 1/31/2032	4.44	3,950,000	4,059,859
US Treasury Notes 4.375% 11/30/2028	4.24 to 4.29	3,730,000	3,814,654
US Treasury Notes 4.375% 11/30/2030	4.31 to 4.36	2,370,000	2,438,230
US Treasury Notes 4.375% 12/31/2029	4.39	1,640,000	1,683,819
US Treasury Notes 4.375% 5/15/2034	4.23 to 4.49	4,520,000	4,619,052
US Treasury Notes 4.375% 7/15/2027	4.24	2,820,000	2,857,166
US Treasury Notes 4.5% 11/15/2033	4.34 to 4.54	1,280,000	1,321,650
US Treasury Notes 4.5% 12/31/2031	4.49	1,830,000	1,893,764
US Treasury Notes 4.5% 4/15/2027	4.87	440,000	445,414
US Treasury Notes 4.5% 5/15/2027	4.62 to 4.73	4,550,000	4,610,430
US Treasury Notes 4.5% 5/31/2029	4.49	1,280,000	1,316,800
US Treasury Notes 4.625% 11/15/2026	4.42 to 4.47	2,850,000	2,875,466
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.21	4,810,000	4,995,636
US Treasury Notes 4.625% 4/30/2031	4.51 to 4.70	2,500,000	2,602,246
US Treasury Notes 4.625% 5/31/2031	4.37 to 4.49	2,450,000	2,550,105
US Treasury Notes 4.625% 9/30/2028	4.60	1,650,000	1,696,664
US Treasury Notes 4.75% 2/15/2045	4.46 to 4.92	4,170,000	4,148,824
US Treasury Notes 4.875% 10/31/2028	4.82	860,000	890,470
US Treasury Notes 4.875% 10/31/2030	4.89	990,000	1,039,964
TOTAL U.S. TREASURY OBLIGATIONS (Cost $563,697,417)			547,524,490

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.79	10,466,477	10,468,570
Fidelity Securities Lending Cash Central Fund (i)(j)	3.77	4,083,288	4,083,696
TOTAL MONEY MARKET FUNDS (Cost $14,552,405)			14,552,266

TOTAL INVESTMENT IN SECURITIES - 104.1% (Cost $1,281,079,819)	1,225,487,262
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(47,539,501)
NET ASSETS - 100.0%	1,177,947,761

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 1/1/2056	(1,125,000)	(1,122,272)
Ginnie Mae II Pool 5.5% 1/1/2056	(2,250,000)	(2,271,718)
Ginnie Mae II Pool 5.5% 2/1/2056	(400,000)	(403,548)
Ginnie Mae II Pool 6% 1/1/2056	(875,000)	(891,629)
Ginnie Mae II Pool 6% 2/1/2056	(100,000)	(101,826)
Ginnie Mae II Pool 6.5% 1/1/2056	(1,200,000)	(1,240,308)
Ginnie Mae II Pool 6.5% 2/1/2056	(600,000)	(619,451)
Uniform Mortgage Backed Securities 2% 1/1/2056	(7,400,000)	(5,978,390)
Uniform Mortgage Backed Securities 2.5% 1/1/2056	(200,000)	(169,022)
Uniform Mortgage Backed Securities 3% 1/1/2056	(2,200,000)	(1,944,422)
Uniform Mortgage Backed Securities 3.5% 1/1/2056	(5,625,000)	(5,196,314)
Uniform Mortgage Backed Securities 4% 1/1/2056	(250,000)	(237,090)
Uniform Mortgage Backed Securities 5% 1/1/2056	(925,000)	(922,688)
Uniform Mortgage Backed Securities 5.5% 1/1/2056	(775,000)	(785,808)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(21,884,486)

TOTAL TBA SALE COMMITMENTS (Proceeds $21,903,412)		(21,884,486)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,066,285 or 0.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Zero coupon bond which is issued at a discount.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,108,201	211,006,482	211,646,127	213,034	153	(139)	10,468,570	10,466,477	0.0%
Fidelity Securities Lending Cash Central Fund	5,580,718	58,833,833	60,330,966	7,945	111	-	4,083,696	4,083,288	0.0%
Total	16,688,919	269,840,315	271,977,093	220,979	264	(139)	14,552,266

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	5,347,271	-	5,347,271	-

Bank Notes
Financials	1,241,694	-	1,241,694	-

Commercial Mortgage Securities	16,349,304	-	16,349,304	-

Foreign Government and Government Agency Obligations	19,921,712	-	19,921,712	-

Municipal Securities
Education	276,471	-	276,471	-
Electric Utilities	121,991	-	121,991	-
General Obligations	1,337,846	-	1,337,846	-
Health Care	214,097	-	214,097	-
Special Tax	306,426	-	306,426	-
Transportation	1,136,819	-	1,136,819	-
Water & Sewer	183,655	-	183,655	-

Non-Convertible Corporate Bonds
Communication Services	23,026,335	-	23,026,335	-
Consumer Discretionary	18,384,242	-	18,384,242	-
Consumer Staples	18,303,506	-	18,303,506	-
Energy	21,314,903	-	21,314,903	-
Financials	103,944,390	-	103,944,390	-
Health Care	32,537,597	-	32,537,597	-
Industrials	20,131,652	-	20,131,652	-
Information Technology	23,675,048	-	23,675,048	-
Materials	7,972,016	-	7,972,016	-
Real Estate	10,935,880	-	10,935,880	-
Utilities	28,811,763	-	28,811,763	-

U.S. Government Agency - Mortgage Securities	304,322,799	-	304,322,799	-

U.S. Government Agency Obligations
Financials	2,490,657	-	2,490,657	-
Utilities	1,122,432	-	1,122,432	-

U.S. Treasury Obligations	547,524,490	-	547,524,490	-

Money Market Funds	14,552,266	14,552,266	-	-
Total Investments in Securities:	1,225,487,262	14,552,266	1,210,934,996	-
Other Financial Instruments:

TBA Sale Commitments	(21,884,486)	-	(21,884,486)	-
Total Other Financial Instruments:	(21,884,486)	-	(21,884,486)	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $3,960,564) - See accompanying schedule:
Unaffiliated issuers (cost $1,266,527,414)	$1,210,934,996
Fidelity Central Funds (cost $14,552,405)	14,552,266

Total Investment in Securities (cost $1,281,079,819)		$1,225,487,262
Cash		138,549
Foreign currency held at value (cost $86)		93
Receivable for investments sold		4,392,315
Receivable for TBA sale commitments		21,903,412
Receivable for fund shares sold		540,446
Interest receivable		9,584,442
Distributions receivable from Fidelity Central Funds		16,607
Total assets		1,262,063,126
Liabilities
Payable for investments purchased
Regular delivery	$9,849,067
Delayed delivery	44,370,285
TBA sale commitments, at value	21,884,486
Payable for fund shares redeemed	3,715,616
Accrued management fee	87,253
Distribution and service plan fees payable	76,599
Other affiliated payables	48,474
Collateral on securities loaned	4,083,585
Total liabilities		84,115,365
Net Assets		$1,177,947,761
Net Assets consist of:
Paid in capital		$1,250,336,360
Total accumulated earnings (loss)		(72,388,599)
Net Assets		$1,177,947,761

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($799,604,142 ÷ 81,254,624 shares)		$9.84
Service Class :
Net Asset Value, offering price and redemption price per share ($14,251,513 ÷ 1,448,707 shares)		$9.84
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($364,092,106 ÷ 37,152,867 shares)		$9.80
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$41,172,883
Income from Fidelity Central Funds (including $7,945 from security lending)		220,979
Total income		41,393,862
Expenses
Management fee	$948,627
Transfer agent fees	527,015
Distribution and service plan fees	860,468
Independent trustees' fees and expenses	2,524
Total expenses before reductions	2,338,634
Expense reductions	(4,598)
Total expenses after reductions		2,334,036
Net Investment income (loss)		39,059,826
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,778,818)
Fidelity Central Funds	264
Total net realized gain (loss)		(2,778,554)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	33,647,967
Fidelity Central Funds	(139)
Assets and liabilities in foreign currencies	11
TBA sale commitments	3,321
Total change in net unrealized appreciation (depreciation)		33,651,160
Net gain (loss)		30,872,606
Net increase (decrease) in net assets resulting from operations		$69,932,432
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,059,826	$29,438,767
Net realized gain (loss)	(2,778,554)	(5,854,256)
Change in net unrealized appreciation (depreciation)	33,651,160	(14,462,780)
Net increase (decrease) in net assets resulting from operations	69,932,432	9,121,731
Distributions to shareholders	(36,364,489)	(26,463,803)

Share transactions - net increase (decrease)	174,871,792	208,450,192
Total increase (decrease) in net assets	208,439,735	191,108,120

Net Assets
Beginning of period	969,508,026	778,399,906
End of period	$1,177,947,761	$969,508,026

Financial Highlights
VIP Bond Index Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$9.67	$9.40	$11.02	$11.35
Income from Investment Operations
Net investment income (loss) A,B	.371	.333	.274	.196	.132
Net realized and unrealized gain (loss)	.289	(.212)	.233	(1.646)	(.353)
Total from investment operations	.660	.121	.507	(1.450)	(.221)
Distributions from net investment income	(.330)	(.281)	(.237)	(.170)	(.109)
Total distributions	(.330)	(.281)	(.237)	(.170)	(.109)
Net asset value, end of period	$9.84	$9.51	$9.67	$9.40	$11.02
Total Return C,D	6.98%	1.21%	5.47%	(13.19)%	(1.95)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.14%	.14%	.14%	.14%	.14%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions, if any	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	3.79%	3.45%	2.89%	1.97%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$799,604	$645,582	$558,733	$461,166	$513,626
Portfolio turnover rate G	53%	62%	36%	33%	138%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Bond Index Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.50	$9.67	$9.41	$11.03	$11.37
Income from Investment Operations
Net investment income (loss) A,B	.361	.324	.261	.185	.119
Net realized and unrealized gain (loss)	.301	(.224)	.234	(1.645)	(.352)
Total from investment operations	.662	.100	.495	(1.460)	(.233)
Distributions from net investment income	(.322)	(.270)	(.235)	(.160)	(.107)
Total distributions	(.322)	(.270)	(.235)	(.160)	(.107)
Net asset value, end of period	$9.84	$9.50	$9.67	$9.41	$11.03
Total Return C,D	7.01%	.99%	5.34%	(13.27)%	(2.05)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.24%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.24%	.24%	.24%	.24%	.24%
Expenses net of all reductions, if any	.24%	.24%	.24%	.24%	.24%
Net investment income (loss)	3.69%	3.35%	2.79%	1.87%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$14,252	$12,218	$11,066	$3,144	$2,759
Portfolio turnover rate G	53%	62%	36%	33%	138%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Bond Index Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.47	$9.63	$9.37	$10.98	$11.32
Income from Investment Operations
Net investment income (loss) A,B	.345	.308	.249	.170	.104
Net realized and unrealized gain (loss)	.292	(.208)	.225	(1.636)	(.357)
Total from investment operations	.637	.100	.474	(1.466)	(.253)
Distributions from net investment income	(.307)	(.260)	(.214)	(.144)	(.087)
Total distributions	(.307)	(.260)	(.214)	(.144)	(.087)
Net asset value, end of period	$9.80	$9.47	$9.63	$9.37	$10.98
Total Return C,D	6.76%	1.00%	5.13%	(13.38)%	(2.24)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.39%	.39%	.39%	.39%	.39%
Expenses net of all reductions, if any	.39%	.39%	.39%	.39%	.39%
Net investment income (loss)	3.54%	3.20%	2.64%	1.72%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$364,092	$311,707	$208,601	$185,497	$227,058
Portfolio turnover rate G	53%	62%	36%	33%	138%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Bond Index Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,673,158
Gross unrealized depreciation	(65,313,336)
Net unrealized appreciation (depreciation)	$(52,640,178)
Tax Cost	$1,278,146,366

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$6,621,975
Capital loss carryforward	$(26,370,405)
Net unrealized appreciation (depreciation) on securities and other investments	$(52,640,171)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(7,017,115)
Long-term	(19,353,290)
Total capital loss carryforward	$(26,370,405)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$36,364,489	$26,463,803

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Bond Index Portfolio	306,637,497	256,910,860
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .09% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Initial Class	.14%
Service Class	.24%
Service Class 2.39%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$13,140
Service Class 2	847,328
$860,468

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .05% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$350,979
Service Class	6,570
Service Class 2	169,466
$527,015

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Bond Index Portfolio	666	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,598.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Bond Index Portfolio
Distributions to shareholders
Initial Class	$25,010,895	$18,353,549
Service Class	440,790	315,045
Service Class 2	10,912,804	7,795,209
Total	$36,364,489	$26,463,803
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Bond Index Portfolio
Initial Class
Shares sold	20,477,796	16,473,534	$201,406,417	$159,670,830
Reinvestment of distributions	2,557,598	1,896,668	25,010,895	18,353,549
Shares redeemed	(9,699,590)	(8,247,566)	(94,368,111)	(79,126,393)
Net increase (decrease)	13,335,804	10,122,636	$132,049,201	$98,897,986
Service Class
Shares sold	613,625	579,163	$6,007,548	$5,619,010
Reinvestment of distributions	44,763	32,299	437,673	312,431
Shares redeemed	(495,297)	(470,805)	(4,845,835)	(4,537,114)
Net increase (decrease)	163,091	140,657	$1,599,386	$1,394,327
Service Class 2
Shares sold	8,187,801	15,835,287	$79,754,641	$153,051,195
Reinvestment of distributions	1,120,566	807,277	10,912,804	7,792,848
Shares redeemed	(5,075,104)	(5,373,399)	(49,444,240)	(52,686,164)
Net increase (decrease)	4,233,263	11,269,165	$41,223,205	$108,157,879
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Bond Index Portfolio	54	2	38
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Bond Index Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Bond Index Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 44.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $36,364,488 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Bond Index Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured the index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of a representative class (Initial Class), the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for Initial Class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of Initial Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Initial Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Initial Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.14%; Service Class: 0.24%; and Service Class 2: 0.39%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9887310.107
VUSB-ANN-0226
Fidelity® Variable Insurance Products:

VIP Asset Manager 70% Portfolio
(formerly VIP Asset Manager: Growth Portfolio)

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Asset Manager 70% Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 23.0%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (d)	59,751	5,564,019
Fidelity Floating Rate Central Fund (d)	19,400	1,854,611
Fidelity High Income Central Fund (d)	42,143	4,664,003
Fidelity Inflation-Protected Bond Index Central Fund (d)	77,393	6,915,844
Fidelity International Credit Central Fund (d)	10,217	858,866
Fidelity VIP Investment Grade Central Fund (d)	700,481	65,964,267
TOTAL BOND FUNDS (Cost $87,117,279)		85,821,610

Domestic Equity Funds - 45.7%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	165,525	9,077,391
Fidelity Commodity Strategy Central Fund (d)	29,175	2,839,938
Fidelity Enhanced Large Cap Value ETF (b)	64,591	2,238,724
Fidelity Enhanced Mid Cap ETF (b)	98,379	3,579,028
Fidelity Enhanced Small Cap ETF (b)	285,117	10,771,720
Fidelity Fundamental Small-Mid Cap ETF (b)	144,541	4,435,963
Fidelity Hedged Equity ETF (b)(c)	151,107	4,670,718
Fidelity Managed Futures ETF (b)	32,533	1,738,238
Fidelity Real Estate Equity Central Fund (d)	5,551	747,299
Fidelity U.S. Equity Central Fund (d)	893,265	130,273,787
TOTAL DOMESTIC EQUITY FUNDS (Cost $107,990,831)		170,372,806

International Equity Funds - 30.9%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (d)	129,400	37,214,093
Fidelity International Equity Central Fund (d)	651,836	78,122,547
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $84,414,624)		115,336,640

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (f)	3.90	40,000	39,949
US Treasury Bills 0% 1/8/2026 (f)	3.89	110,000	109,936
US Treasury Bills 0% 2/19/2026 (f)	3.81	40,000	39,810
US Treasury Bills 0% 2/5/2026 (f)	3.81	30,000	29,899
TOTAL U.S. TREASURY OBLIGATIONS (Cost $219,541)			219,594

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.79	1,459,390	1,459,682
Fidelity Securities Lending Cash Central Fund (g)(h)	3.77	3,175	3,175
TOTAL MONEY MARKET FUNDS (Cost $1,462,863)			1,462,857

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $281,205,138)	373,213,507
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(202,227)
NET ASSETS - 100.0%	373,011,280

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	31	3/2026	3,480,719	(16,806)

SHORT

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	3	3/2026	1,033,875	5,468
ICE MSCI EAFE Index Contracts (United States)	5	3/2026	725,525	(7,609)
ICE MSCI Emerging Markets Index Contracts (United States)	12	3/2026	846,840	(19,354)

TOTAL SHORT				(21,495)

TOTAL FUTURES CONTRACTS				(38,301)
The notional amount of long futures as a percentage of Net Assets is 0.9%.
The notional amount of short futures as a percentage of Net Assets is 0.7%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $219,594.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,313,620	22,349,148	24,203,266	236,071	186	(6)	1,459,682	1,459,390	0.0%
Fidelity Commodity Strategy Central Fund	1,133,011	1,984,974	445,476	140,697	(27,279)	194,708	2,839,938	29,175	0.7%
Fidelity Emerging Markets Debt Local Currency Central Fund	1,917,327	3,407,058	-	264,425	-	239,634	5,564,019	59,751	0.9%
Fidelity Emerging Markets Equity Central Fund	23,255,924	7,694,446	2,407,967	883,749	44,213	8,627,477	37,214,093	129,400	1.1%
Fidelity Floating Rate Central Fund	2,106,331	631,084	824,342	179,786	(30,339)	(28,123)	1,854,611	19,400	0.1%
Fidelity High Income Central Fund	2,071,153	5,252,846	2,937,782	325,121	64,446	213,340	4,664,003	42,143	0.3%
Fidelity Inflation-Protected Bond Index Central Fund	4,004,812	4,763,650	1,941,071	312,357	(97,960)	186,413	6,915,844	77,393	0.9%
Fidelity International Credit Central Fund	695,530	192,710	57,679	35,041	402	27,903	858,866	10,217	0.8%
Fidelity International Equity Central Fund	54,534,613	20,274,968	6,131,489	6,245,284	(49,918)	9,494,373	78,122,547	651,836	1.1%
Fidelity Real Estate Equity Central Fund	1,352,349	218,504	816,889	22,147	20,584	(27,249)	747,299	5,551	0.1%
Fidelity Securities Lending Cash Central Fund	1,215,975	9,840,273	11,053,073	2,449	-	-	3,175	3,175	0.0%
Fidelity U.S. Equity Central Fund	110,294,042	40,952,323	27,251,041	13,878,444	4,878,394	1,400,069	130,273,787	893,265	0.6%
Fidelity VIP Investment Grade Central Fund	52,111,590	26,770,772	14,411,809	2,373,661	(478,397)	1,972,111	65,964,267	700,481	2.0%
Total	258,006,277	144,332,756	92,481,884	24,899,232	4,324,332	22,300,650	336,482,131

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	7,286,783	604,685	299,740	4,138	9,872	1,475,791	9,077,391	165,525
Fidelity Enhanced Large Cap Value ETF	1,845,629	297,656	165,163	34,958	2,084	258,518	2,238,724	64,591
Fidelity Enhanced Mid Cap ETF	2,131,045	3,473,563	2,216,638	43,583	(135,851)	326,909	3,579,028	98,379
Fidelity Enhanced Small Cap ETF	2,543,519	8,994,934	2,088,482	85,997	(222,582)	1,544,331	10,771,720	285,117
Fidelity Fundamental Small-Mid Cap ETF	743,151	3,290,976	92,575	24,268	(4,619)	499,030	4,435,963	144,541
Fidelity Hedged Equity ETF	3,476,945	2,915,977	2,212,737	23,524	222,676	267,857	4,670,718	151,107
Fidelity Managed Futures ETF	-	1,702,009	-	36,339	-	36,229	1,738,238	32,533
	18,027,072	21,279,800	7,075,335	252,807	(128,420)	4,408,665	36,511,782

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	85,821,610	85,821,610	-	-

Domestic Equity Funds	170,372,806	170,372,806	-	-

International Equity Funds	115,336,640	115,336,640	-	-

U.S. Treasury Obligations	219,594	-	219,594	-

Money Market Funds	1,462,857	1,462,857	-	-
Total Investments in Securities:	373,213,507	372,993,913	219,594	-
Derivative Instruments:

Assets
Futures Contracts	5,468	5,468	-	-
Total Assets	5,468	5,468	-	-

Liabilities
Futures Contracts	(43,769)	(43,769)	-	-
Total Liabilities	(43,769)	(43,769)	-	-
Total Derivative Instruments:	(38,301)	(38,301)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,468	(26,963)
Total Equity Risk	5,468	(26,963)
Interest Rate Risk
Futures Contracts (a)	-	(16,806)
Total Interest Rate Risk	-	(16,806)
Total Value of Derivatives	5,468	(43,769)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $3,091) - See accompanying schedule:
Unaffiliated issuers (cost $219,541)	$219,594
Fidelity Central Funds (cost $249,322,756)	336,482,131
Other affiliated issuers (cost $31,662,841)	36,511,782

Total Investment in Securities (cost $281,205,138)		$373,213,507
Cash		28,717
Receivable for investments sold		897
Receivable for fund shares sold		85,330
Dividends receivable		487
Distributions receivable from Fidelity Central Funds		7,402
Receivable for daily variation margin on futures contracts		3,432
Prepaid expenses		229
Total assets		373,340,001
Liabilities
Payable for investments purchased	$33,372
Payable for fund shares redeemed	52,483
Accrued management fee	183,861
Distribution and service plan fees payable	11,620
Audit fee payable	35,278
Other payables and accrued expenses	8,932
Collateral on securities loaned	3,175
Total liabilities		328,721
Net Assets		$373,011,280
Net Assets consist of:
Paid in capital		$260,893,455
Total accumulated earnings (loss)		112,117,825
Net Assets		$373,011,280

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($94,315,889 ÷ 3,644,968 shares)		$25.88
Service Class :
Net Asset Value, offering price and redemption price per share ($4,380,852 ÷ 171,288 shares)		$25.58
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($54,658,999 ÷ 2,166,546 shares)		$25.23
Investor Class :
Net Asset Value, offering price and redemption price per share ($219,655,540 ÷ 8,572,979 shares)		$25.62
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends (including $252,807 earned from affiliated issuers)		$346,828
Interest		14,317
Income from Fidelity Central Funds (including $2,449 from security lending)		8,067,321
Total income		8,428,466
Expenses
Management fee	$2,004,725
Distribution and service plan fees	114,644
Custodian fees and expenses	21,295
Independent trustees' fees and expenses	749
Audit fees	51,407
Legal	2,023
Miscellaneous	897
Total expenses before reductions	2,195,740
Expense reductions	(122,125)
Total expenses after reductions		2,073,615
Net Investment income (loss)		6,354,851
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(268,742)
Fidelity Central Funds	4,324,332
Other affiliated issuers	(128,420)
Futures contracts	(535,765)
Capital gain distributions from Fidelity Central Funds	16,831,911
Total net realized gain (loss)		20,223,316
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	368,753
Fidelity Central Funds	22,300,650
Other affiliated issuers	4,408,665
Futures contracts	(185,284)
Total change in net unrealized appreciation (depreciation)		26,892,784
Net gain (loss)		47,116,100
Net increase (decrease) in net assets resulting from operations		$53,470,951
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,354,851	$4,830,413
Net realized gain (loss)	20,223,316	9,962,649
Change in net unrealized appreciation (depreciation)	26,892,784	11,649,302
Net increase (decrease) in net assets resulting from operations	53,470,951	26,442,364
Distributions to shareholders	(16,246,237)	(7,855,218)

Share transactions - net increase (decrease)	58,236,778	14,146,733
Total increase (decrease) in net assets	95,461,492	32,733,879

Net Assets
Beginning of period	277,549,788	244,815,909
End of period	$373,011,280	$277,549,788

Financial Highlights
VIP Asset Manager 70% Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.03	$21.41	$18.72	$24.38	$22.00
Income from Investment Operations
Net investment income (loss) A,B	.50	.43	.37	.38	.35
Net realized and unrealized gain (loss)	3.60	1.87	2.69	(4.33)	2.71
Total from investment operations	4.10	2.30	3.06	(3.95)	3.06
Distributions from net investment income	(.46)	(.41)	(.37)	(.37)	(.34)
Distributions from net realized gain	(.80)	(.26)	-	(1.34)	(.34)
Total distributions	(1.25) C	(.68) C	(.37)	(1.71)	(.68)
Net asset value, end of period	$25.88	$23.03	$21.41	$18.72	$24.38
Total Return D,E	18.29%	10.81%	16.37%	(16.88)%	13.96%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61%	.62%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.58%	.61%	.66%	.67%	.66%
Expenses net of all reductions, if any	.58%	.61%	.66%	.67%	.66%
Net investment income (loss)	2.09%	1.89%	1.84%	1.88%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$94,316	$89,192	$88,440	$85,620	$111,781
Portfolio turnover rate H	22%	21%	25%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager 70% Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.79	$21.19	$18.54	$24.16	$21.80
Income from Investment Operations
Net investment income (loss) A,B	.47	.40	.35	.35	.32
Net realized and unrealized gain (loss)	3.56	1.86	2.65	(4.28)	2.70
Total from investment operations	4.03	2.26	3.00	(3.93)	3.02
Distributions from net investment income	(.44)	(.39)	(.35)	(.35)	(.32)
Distributions from net realized gain	(.80)	(.26)	-	(1.34)	(.34)
Total distributions	(1.24)	(.66) C	(.35)	(1.69)	(.66)
Net asset value, end of period	$25.58	$22.79	$21.19	$18.54	$24.16
Total Return D,E	18.15%	10.73%	16.21%	(16.95)%	13.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71%	.72%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.68%	.71%	.76%	.77%	.76%
Expenses net of all reductions, if any	.67%	.71%	.76%	.77%	.76%
Net investment income (loss)	1.99%	1.79%	1.74%	1.78%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$4,381	$3,837	$3,618	$2,883	$3,609
Portfolio turnover rate H	22%	21%	25%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager 70% Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.52	$20.99	$18.39	$23.98	$21.65
Income from Investment Operations
Net investment income (loss) A,B	.43	.36	.31	.32	.28
Net realized and unrealized gain (loss)	3.51	1.84	2.64	(4.24)	2.67
Total from investment operations	3.94	2.20	2.95	(3.92)	2.95
Distributions from net investment income	(.43)	(.40)	(.35)	(.33)	(.29)
Distributions from net realized gain	(.80)	(.26)	-	(1.34)	(.34)
Total distributions	(1.23)	(.67) C	(.35)	(1.67)	(.62) C
Net asset value, end of period	$25.23	$22.52	$20.99	$18.39	$23.98
Total Return D,E	17.96%	10.55%	16.05%	(17.05)%	13.69%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.86%	.90%	.92%	.92%	.92%
Expenses net of fee waivers, if any	.82%	.89%	.91%	.92%	.91%
Expenses net of all reductions, if any	.82%	.89%	.91%	.92%	.91%
Net investment income (loss)	1.84%	1.62%	1.59%	1.63%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$54,659	$32,739	$14,839	$4,015	$3,948
Portfolio turnover rate H	22%	21%	25%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager 70% Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.84	$21.24	$18.58	$24.21	$21.85
Income from Investment Operations
Net investment income (loss) A,B	.48	.41	.35	.36	.33
Net realized and unrealized gain (loss)	3.56	1.85	2.67	(4.29)	2.69
Total from investment operations	4.04	2.26	3.02	(3.93)	3.02
Distributions from net investment income	(.46)	(.40)	(.36)	(.36)	(.33)
Distributions from net realized gain	(.80)	(.26)	-	(1.34)	(.34)
Total distributions	(1.26)	(.66)	(.36)	(1.70)	(.66) C
Net asset value, end of period	$25.62	$22.84	$21.24	$18.58	$24.21
Total Return D,E	18.17%	10.73%	16.25%	(16.93)%	13.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.69%	.70%	.75%	.75%	.74%
Expenses net of fee waivers, if any	.65%	.69%	.74%	.74%	.74%
Expenses net of all reductions, if any	.65%	.69%	.74%	.74%	.74%
Net investment income (loss)	2.01%	1.81%	1.76%	1.80%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$219,656	$151,782	$137,920	$126,658	$154,034
Portfolio turnover rate H	22%	21%	25%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Asset Manager 70% Portfolio (the Fund) (formerly VIP Asset Manager: Growth Portfolio) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund is a fund of funds, and therefore invests in other funds instead of individual securities. The Fund invests primarily in a combination of Fidelity Central funds and exchange-traded funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands	.01%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Forward Foreign Currency Contracts Futures Restricted Securities Swaps	.01%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	.02%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$95,083,644
Gross unrealized depreciation	(3,100,798)
Net unrealized appreciation (depreciation)	$91,982,846
Tax Cost	$281,230,661

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$29,152
Undistributed long-term capital gain	$20,105,829
Net unrealized appreciation (depreciation) on securities and other investments	$91,982,846

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$7,342,238	$ 5,389,863
Long-term Capital Gains	8,903,999	2,465,355
Total	$16,246,237	$ 7,855,218
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Asset Manager 70% Portfolio
Equity Risk
Futures Contracts	(700,304)	(168,478)
Total Equity Risk	(700,304)	(168,478)
Interest Rate Risk
Futures Contracts	164,539	(16,806)
Total Interest Rate Risk	164,539	(16,806)
Totals	(535,765)	(185,284)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager 70% Portfolio	135,083,371	68,636,749
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.59
Service Class	.59
Service Class 2.59
Investor Class	.67

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.59
Service Class	.59
Service Class 2.59
Investor Class	.67

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$4,009
Service Class 2	110,635
$114,644

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Asset Manager 70% Portfolio	1,407,946	-	-
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Asset Manager 70% Portfolio	400
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Asset Manager 70% Portfolio	246	-	-
9. Expense Reductions.
Effective November 1, 2023, the investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in certain affiliated ETFs. This waiver cannot be removed or modified without the approval of the Board. During the period this waiver reduced the Fund's management fee as follows:

Waiver ($)
VIP Asset Manager 70% Portfolio	120,660

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,465.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Asset Manager 70% Portfolio
Distributions to shareholders
Initial Class	$4,678,142	$2,629,832
Service Class	206,385	109,353
Service Class 2	2,174,141	800,399
Investor Class	9,187,569	4,315,634
Total	$16,246,237	$7,855,218
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Asset Manager 70% Portfolio
Initial Class
Shares sold	77,779	95,836	$1,897,135	$2,191,675
Reinvestment of distributions	194,402	116,591	4,678,142	2,629,832
Shares redeemed	(499,916)	(470,593)	(12,028,890)	(10,653,970)
Net increase (decrease)	(227,735)	(258,166)	$(5,453,613)	$(5,832,463)
Service Class
Shares sold	10,617	4,889	$256,092	$109,620
Reinvestment of distributions	8,663	4,900	206,385	109,353
Shares redeemed	(16,396)	(12,120)	(386,199)	(275,109)
Net increase (decrease)	2,884	(2,331)	$76,278	$(56,136)
Service Class 2
Shares sold	775,644	781,226	$18,004,206	$17,503,767
Reinvestment of distributions	91,843	35,960	2,174,141	800,399
Shares redeemed	(154,926)	(70,165)	(3,703,502)	(1,587,900)
Net increase (decrease)	712,561	747,021	$16,474,845	$16,716,266
Investor Class
Shares sold	2,149,433	604,083	$52,440,278	$13,613,428
Reinvestment of distributions	382,121	192,806	9,187,569	4,315,634
Shares redeemed	(603,788)	(644,746)	(14,488,579)	(14,609,996)
Net increase (decrease)	1,927,766	152,143	$47,139,268	$3,319,066
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Asset Manager 70% Portfolio	77	1	12
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Asset Manager 70% Portfolio (formerly VIP Asset Manager: Growth Portfolio):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Asset Manager 70% Portfolio (formerly VIP Asset Manager: Growth Portfolio)(the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $20,115,008, or, if subsequently determined to be different, the net capital gain of such year.

A total of 8.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,998,601 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 0% and 17%; Service Class designates 0%, and 17%; Service Class 2 designates 0% and 18%; and Investor Class designates 0%, and 17% of the dividends distributed in February and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Asset Manager 70% Portfolio
Initial Class	12/30/2025	$0.1541	$0.0153
Service Class	12/30/2025	$0.1491	$0.0153
Service Class 2	12/30/2025	$0.1454	$0.0153
Investor Class	12/30/2025	$0.1568	$0.0153

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Asset Manager 70% Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance. The fund underperformed its benchmark index and peers for the one- and three-year periods ended January 31, 2025, and as a result, the Board continues to engage in discussions with FMR regarding the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class of the fund (Initial Class), the Board considered the effective management fee rate for Initial Class from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for Initial Class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of Initial Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Initial Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Initial Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of Initial Class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.540207.128
VIPAMG-ANN-0226
Fidelity® Variable Insurance Products:

VIP Asset Manager 50% Portfolio
(formerly VIP Asset Manager Portfolio)

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Asset Manager 50% Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Bond Funds - 37.8%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (c)	157,364	14,653,737
Fidelity Floating Rate Central Fund (c)	49,576	4,739,444
Fidelity High Income Central Fund (c)	107,708	11,920,028
Fidelity Inflation-Protected Bond Index Central Fund (c)	200,203	17,890,165
Fidelity International Credit Central Fund (c)	26,828	2,255,128
Fidelity VIP Investment Grade Central Fund (c)	3,270,915	308,022,099
TOTAL BOND FUNDS (Cost $378,084,315)		359,480,601

Domestic Equity Funds - 36.8%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	362,684	19,889,591
Fidelity Commodity Strategy Central Fund (c)	75,637	7,362,462
Fidelity Enhanced Large Cap Value ETF (b)	139,807	4,845,711
Fidelity Enhanced Mid Cap ETF (b)	214,890	7,817,698
Fidelity Enhanced Small Cap ETF (b)	639,603	24,164,201
Fidelity Fundamental Small-Mid Cap ETF (b)	320,112	9,824,237
Fidelity Hedged Equity ETF (b)	395,681	12,230,500
Fidelity Managed Futures ETF (b)	89,148	4,763,177
Fidelity Real Estate Equity Central Fund (c)	13,875	1,867,865
Fidelity U.S. Equity Central Fund (c)	1,759,960	256,672,575
TOTAL DOMESTIC EQUITY FUNDS (Cost $201,743,201)		349,438,017

International Equity Funds - 23.1%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (c)	246,377	70,855,508
Fidelity International Equity Central Fund (c)	1,236,609	148,207,533
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $136,469,945)		219,063,041

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (e)	3.90	430,000	429,450
US Treasury Bills 0% 1/2/2026 (e)	3.90	550,000	550,000
US Treasury Bills 0% 1/22/2026 (e)	3.83	100,000	99,803
US Treasury Bills 0% 1/29/2026 (e)	3.81	170,000	169,551
US Treasury Bills 0% 1/8/2026 (e)	3.89	900,000	899,479
US Treasury Bills 0% 2/19/2026 (e)	3.77 to 3.81	160,000	159,240
US Treasury Bills 0% 2/5/2026 (e)	3.81	30,000	29,900
US Treasury Bills 0% 3/5/2026 (e)	3.65	30,000	29,817
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,366,782)			2,367,240

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.79	19,613,785	19,617,708
Fidelity Securities Lending Cash Central Fund (f)(g)	3.77	31	31
TOTAL MONEY MARKET FUNDS (Cost $19,617,755)			19,617,739

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $738,281,998)	949,966,638
NET OTHER ASSETS (LIABILITIES) - 0.0%	(72,124)
NET ASSETS - 100.0%	949,894,514

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	81	3/2026	9,094,781	(43,912)

SHORT

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	92	3/2026	31,705,500	103,378
ICE MSCI EAFE Index Contracts (United States)	31	3/2026	4,498,255	(47,176)
ICE MSCI Emerging Markets Index Contracts (United States)	27	3/2026	1,905,390	(44,690)

TOTAL SHORT				11,512

TOTAL FUTURES CONTRACTS				(32,400)
The notional amount of long futures as a percentage of Net Assets is 1.0%.
The notional amount of short futures as a percentage of Net Assets is 4.0%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,367,240.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,936,619	92,183,087	97,502,450	1,451,895	468	(16)	19,617,708	19,613,785	0.0%
Fidelity Commodity Strategy Central Fund	3,737,483	4,673,462	1,537,325	381,736	(237,442)	726,284	7,362,462	75,637	1.8%
Fidelity Emerging Markets Debt Local Currency Central Fund	6,994,470	6,746,392	-	696,406	-	912,875	14,653,737	157,364	2.4%
Fidelity Emerging Markets Equity Central Fund	55,662,557	4,786,215	7,966,474	1,799,882	(839,816)	19,213,026	70,855,508	246,377	2.1%
Fidelity Floating Rate Central Fund	7,011,121	698,611	2,785,064	538,691	(91,578)	(93,646)	4,739,444	49,576	0.2%
Fidelity High Income Central Fund	6,879,848	13,164,220	8,954,370	938,809	292,875	537,455	11,920,028	107,708	0.7%
Fidelity Inflation-Protected Bond Index Central Fund	13,731,978	10,645,581	6,854,072	853,036	(213,211)	579,889	17,890,165	200,203	2.3%
Fidelity International Credit Central Fund	2,285,623	155,100	270,299	100,329	(42,097)	126,801	2,255,128	26,828	2.2%
Fidelity International Equity Central Fund	130,468,428	15,502,439	19,701,345	12,217,446	2,984,860	18,953,151	148,207,533	1,236,609	2.2%
Fidelity Real Estate Equity Central Fund	4,390,992	121,408	2,625,728	59,683	196,011	(214,818)	1,867,865	13,875	0.2%
Fidelity Securities Lending Cash Central Fund	1,401,725	43,232,915	44,634,609	11,739	-	-	31	31	0.0%
Fidelity U.S. Equity Central Fund	281,240,984	34,579,239	74,438,548	27,820,381	34,358,559	(19,067,659)	256,672,575	1,759,960	1.3%
Fidelity VIP Investment Grade Central Fund	305,311,985	63,979,408	69,677,730	12,820,502	(4,177,703)	12,586,139	308,022,099	3,270,915	9.4%
Total	844,053,813	290,468,077	336,948,014	59,690,535	32,230,926	34,259,481	864,064,283

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	18,595,271	784,026	2,847,796	9,067	174,497	3,183,593	19,889,591	362,684
Fidelity Enhanced Large Cap Value ETF	4,709,870	235,680	686,990	80,395	11,349	575,802	4,845,711	139,807
Fidelity Enhanced Mid Cap ETF	6,273,857	8,841,172	7,621,741	101,952	(435,692)	760,102	7,817,698	214,890
Fidelity Enhanced Small Cap ETF	7,700,335	22,119,207	8,349,721	203,466	(828,284)	3,522,664	24,164,201	639,603
Fidelity Fundamental Small-Mid Cap ETF	1,898,615	7,466,078	615,189	56,709	(31,944)	1,106,677	9,824,237	320,112
Fidelity Hedged Equity ETF	11,664,877	6,559,699	7,524,016	70,956	772,322	757,618	12,230,500	395,681
Fidelity Managed Futures ETF	-	4,653,647	-	99,578	-	109,530	4,763,177	89,148
	50,842,825	50,659,509	27,645,453	622,123	(337,752)	10,015,986	83,535,115

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	359,480,601	359,480,601	-	-

Domestic Equity Funds	349,438,017	349,438,017	-	-

International Equity Funds	219,063,041	219,063,041	-	-

U.S. Treasury Obligations	2,367,240	-	2,367,240	-

Money Market Funds	19,617,739	19,617,739	-	-
Total Investments in Securities:	949,966,638	947,599,398	2,367,240	-
Derivative Instruments:

Assets
Futures Contracts	103,378	103,378	-	-
Total Assets	103,378	103,378	-	-

Liabilities
Futures Contracts	(135,778)	(135,778)	-	-
Total Liabilities	(135,778)	(135,778)	-	-
Total Derivative Instruments:	(32,400)	(32,400)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	103,378	(91,866)
Total Equity Risk	103,378	(91,866)
Interest Rate Risk
Futures Contracts (a)	-	(43,912)
Total Interest Rate Risk	-	(43,912)
Total Value of Derivatives	103,378	(135,778)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,366,782)	$2,367,240
Fidelity Central Funds (cost $663,899,221)	864,064,283
Other affiliated issuers (cost $72,015,995)	83,535,115

Total Investment in Securities (cost $738,281,998)		$949,966,638
Cash		29,731
Receivable for investments sold		329,275
Receivable for fund shares sold		168,824
Dividends receivable		7,940
Distributions receivable from Fidelity Central Funds		73,573
Receivable for daily variation margin on futures contracts		240,261
Prepaid expenses		664
Other receivables		2,629
Total assets		950,819,535
Liabilities
Payable for investments purchased	$116,365
Payable for fund shares redeemed	375,012
Accrued management fee	378,841
Distribution and service plan fees payable	4,386
Audit fee payable	38,210
Other payables and accrued expenses	12,207
Total liabilities		925,021
Net Assets		$949,894,514
Net Assets consist of:
Paid in capital		$680,969,573
Total accumulated earnings (loss)		268,924,941
Net Assets		$949,894,514

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($669,378,102 ÷ 37,993,926 shares)		$17.62
Service Class :
Net Asset Value, offering price and redemption price per share ($2,950,267 ÷ 169,620 shares)		$17.39
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($20,007,269 ÷ 1,178,525 shares)		$16.98
Investor Class :
Net Asset Value, offering price and redemption price per share ($257,558,876 ÷ 14,768,388 shares)		$17.44
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends (including $622,123 earned from affiliated issuers)		$910,146
Interest		103,641
Income from Fidelity Central Funds (including $11,739 from security lending)		26,495,908
Total income		27,509,695
Expenses
Management fee	$4,726,805
Distribution and service plan fees	49,624
Custodian fees and expenses	22,731
Independent trustees' fees and expenses	2,231
Audit fees	54,902
Legal	2,700
Miscellaneous	3,259
Total expenses before reductions	4,862,252
Expense reductions	(299,697)
Total expenses after reductions		4,562,555
Net Investment income (loss)		22,947,140
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,129,434)
Fidelity Central Funds	32,230,926
Other affiliated issuers	(337,752)
Futures contracts	(3,768,121)
Capital gain distributions from Fidelity Central Funds	33,194,627
Total net realized gain (loss)		60,190,246
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,259,709
Fidelity Central Funds	34,259,481
Other affiliated issuers	10,015,986
Assets and liabilities in foreign currencies	774
Futures contracts	(1,464,208)
Total change in net unrealized appreciation (depreciation)		44,071,742
Net gain (loss)		104,261,988
Net increase (decrease) in net assets resulting from operations		$127,209,128
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,947,140	$21,921,376
Net realized gain (loss)	60,190,246	38,187,396
Change in net unrealized appreciation (depreciation)	44,071,742	16,028,173
Net increase (decrease) in net assets resulting from operations	127,209,128	76,136,945
Distributions to shareholders	(64,868,208)	(27,864,553)

Share transactions - net increase (decrease)	(16,861,786)	(86,849,616)
Total increase (decrease) in net assets	45,479,134	(38,577,224)

Net Assets
Beginning of period	904,415,380	942,992,604
End of period	$949,894,514	$904,415,380

Financial Highlights
VIP Asset Manager 50% Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.45	$15.64	$14.32	$18.33	$17.04
Income from Investment Operations
Net investment income (loss) A,B	.43	.39	.34	.32	.29
Net realized and unrealized gain (loss)	1.95	.93	1.50	(2.94)	1.40
Total from investment operations	2.38	1.32	1.84	(2.62)	1.69
Distributions from net investment income	(.44)	(.42) C	(.36)	(.32)	(.30)
Distributions from net realized gain	(.77)	(.09) C	(.16)	(1.07)	(.10)
Total distributions	(1.21)	(.51)	(.52)	(1.39)	(.40)
Net asset value, end of period	$17.62	$16.45	$15.64	$14.32	$18.33
Total Return D,E	14.98%	8.50%	12.94%	(14.94)%	9.92%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.51%	.52%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.47%	.51%	.58%	.59%	.58%
Expenses net of all reductions, if any	.47%	.51%	.58%	.59%	.58%
Net investment income (loss)	2.54%	2.37%	2.26%	2.08%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$669,378	$663,053	$696,248	$688,649	$889,923
Portfolio turnover rate H	24%	16%	19%	29%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager 50% Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.26	$15.47	$14.16	$18.14	$16.86
Income from Investment Operations
Net investment income (loss) A,B	.41	.37	.32	.30	.27
Net realized and unrealized gain (loss)	1.92	.92	1.49	(2.91)	1.38
Total from investment operations	2.33	1.29	1.81	(2.61)	1.65
Distributions from net investment income	(.43)	(.40) C	(.34)	(.31)	(.27)
Distributions from net realized gain	(.77)	(.09) C	(.16)	(1.07)	(.10)
Total distributions	(1.20)	(.50) D	(.50)	(1.37) D	(.37)
Net asset value, end of period	$17.39	$16.26	$15.47	$14.16	$18.14
Total Return E,F	14.86%	8.34%	12.90%	(15.03)%	9.80%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.61%	.63%	.69%	.69%	.69%
Expenses net of fee waivers, if any	.57%	.62%	.68%	.69%	.69%
Expenses net of all reductions, if any	.57%	.62%	.68%	.69%	.69%
Net investment income (loss)	2.44%	2.27%	2.16%	1.98%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$2,950	$2,435	$2,504	$2,480	$3,627
Portfolio turnover rate I	24%	16%	19%	29%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager 50% Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.90	$15.14	$13.88	$17.81	$16.56
Income from Investment Operations
Net investment income (loss) A,B	.37	.34	.29	.27	.24
Net realized and unrealized gain (loss)	1.89	.90	1.45	(2.85)	1.36
Total from investment operations	2.26	1.24	1.74	(2.58)	1.60
Distributions from net investment income	(.40)	(.39) C	(.32)	(.28)	(.25)
Distributions from net realized gain	(.77)	(.09) C	(.16)	(1.07)	(.10)
Total distributions	(1.18) D	(.48)	(.48)	(1.35)	(.35)
Net asset value, end of period	$16.98	$15.90	$15.14	$13.88	$17.81
Total Return E,F	14.72%	8.23%	12.65%	(15.15)%	9.68%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.76%	.78%	.84%	.84%	.84%
Expenses net of fee waivers, if any	.72%	.77%	.83%	.84%	.83%
Expenses net of all reductions, if any	.72%	.77%	.83%	.84%	.83%
Net investment income (loss)	2.29%	2.12%	2.01%	1.83%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$20,007	$18,079	$16,471	$14,925	$20,038
Portfolio turnover rate I	24%	16%	19%	29%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager 50% Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.30	$15.51	$14.20	$18.19	$16.91
Income from Investment Operations
Net investment income (loss) A,B	.41	.37	.32	.31	.28
Net realized and unrealized gain (loss)	1.93	.92	1.50	(2.92)	1.39
Total from investment operations	2.34	1.29	1.82	(2.61)	1.67
Distributions from net investment income	(.43)	(.41) C	(.35)	(.31)	(.28)
Distributions from net realized gain	(.77)	(.09) C	(.16)	(1.07)	(.10)
Total distributions	(1.20)	(.50)	(.51)	(1.38)	(.39) D
Net asset value, end of period	$17.44	$16.30	$15.51	$14.20	$18.19
Total Return E,F	14.90%	8.36%	12.90%	(15.00)%	9.85%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.59%	.60%	.66%	.66%	.66%
Expenses net of fee waivers, if any	.55%	.59%	.66%	.66%	.66%
Expenses net of all reductions, if any	.55%	.59%	.66%	.66%	.66%
Net investment income (loss)	2.46%	2.29%	2.18%	2.01%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$257,559	$220,848	$227,770	$224,131	$285,912
Portfolio turnover rate I	24%	16%	19%	29%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Asset Manager 50% Portfolio (the Fund) (formerly VIP Asset Manager Portfolio) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund is a fund of funds, and therefore invests in other funds instead of individual securities. The Fund invests primarily in a combination of Fidelity Central funds and exchange-traded funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands	.01%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Forward Foreign Currency Contracts Futures Restricted Securities Swaps	.01%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	.02%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$230,359,352
Gross unrealized depreciation	(15,641,226)
Net unrealized appreciation (depreciation)	$214,718,126
Tax Cost	$735,248,512

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$123,424
Undistributed long-term capital gain	$61,368,179
Net unrealized appreciation (depreciation) on securities and other investments	$214,718,399

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$23,026,505	$23,949,854
Long-term Capital Gains	41,841,703	3,914,699
Total	$64,868,208	$27,864,553
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Asset Manager 50% Portfolio
Equity Risk
Futures Contracts	(4,284,340)	(1,420,296)
Total Equity Risk	(4,284,340)	(1,420,296)
Interest Rate Risk
Futures Contracts	516,219	(43,912)
Total Interest Rate Risk	516,219	(43,912)
Totals	(3,768,121)	(1,464,208)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager 50% Portfolio	210,186,499	235,892,983
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.55
Service Class	.55
Service Class 2.55
Investor Class	.62

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.50
Service Class	.50
Service Class 2.50
Investor Class	.58

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,668
Service Class 2	46,956
$49,624

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Asset Manager 50% Portfolio	$2,622

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Asset Manager 50% Portfolio	22,923	548,937	51,597
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Asset Manager 50% Portfolio	1,245
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Asset Manager 50% Portfolio	1,253	-	-
9. Expense Reductions.
Effective November 1, 2023, the investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in certain affiliated ETFs. This waiver cannot be removed or modified without the approval of the Board. During the period this waiver reduced the Fund's management fee as follows:

Waiver ($)
VIP Asset Manager 50% Portfolio	299,167

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $530.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Asset Manager 50% Portfolio
Distributions to shareholders
Initial Class	$46,797,851	$20,535,652
Service Class	183,019	73,407
Service Class 2	1,345,678	531,677
Investor Class	16,541,660	6,723,817
Total	$64,868,208	$27,864,553
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Asset Manager 50% Portfolio
Initial Class
Shares sold	867,395	834,242	$14,677,945	$13,689,079
Reinvestment of distributions	2,802,463	1,255,943	46,797,851	20,535,652
Shares redeemed	(5,983,947)	(6,291,021)	(100,435,338)	(103,200,474)
Net increase (decrease)	(2,314,089)	(4,200,836)	$(38,959,542)	$(68,975,743)
Service Class
Shares sold	26,529	384	$429,364	$6,203
Reinvestment of distributions	11,060	4,540	183,019	73,407
Shares redeemed	(17,712)	(17,041)	(296,001)	(284,773)
Net increase (decrease)	19,877	(12,117)	$316,382	$(205,163)
Service Class 2
Shares sold	172,999	168,778	$2,813,944	$2,699,728
Reinvestment of distributions	83,615	33,619	1,345,678	531,677
Shares redeemed	(215,076)	(152,975)	(3,438,179)	(2,425,843)
Net increase (decrease)	41,538	49,422	$721,443	$805,562
Investor Class
Shares sold	1,850,750	336,480	$31,746,916	$5,458,909
Reinvestment of distributions	998,017	414,763	16,541,660	6,723,817
Shares redeemed	(1,626,884)	(1,891,165)	(27,228,645)	(30,656,998)
Net increase (decrease)	1,221,883	(1,139,922)	$21,059,931	$(18,474,272)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Asset Manager 50% Portfolio	46	2	26
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Asset Manager 50% Portfolio (formerly VIP Asset Manager Portfolio):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Asset Manager 50% Portfolio (formerly VIP Asset Manager Portfolio)(the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $61,470,794, or, if subsequently determined to be different, the net capital gain of such year.

A total of 14.11% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $15,054,305 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 11%; Service Class designates 11%; Service Class 2 designates 11%; and Investor Class designates 11%; of the dividends distributed in December during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Asset Manager 50% Portfolio
Initial Class	12/30/2025	$0.1010	$0.0079
Service Class	12/30/2025	$0.0992	$0.0079
Service Class 2	12/30/2025	$0.0933	$0.0079
Investor Class	12/30/2025	$0.0999	$0.0079

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Asset Manager 50% Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended May 31, 2025, and as a result, the Board continues to engage in discussions with FMR regarding the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class of the fund (Initial Class), the Board considered the effective management fee rate for Initial Class from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for Initial Class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of Initial Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Initial Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Initial Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of Initial Class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.540206.128
VIPAM-ANN-0226
Fidelity® Variable Insurance Products:

VIP Investment Grade Bond II Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Investment Grade Bond II Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 9.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2074% 7/20/2037 (c)(d)(h)	2,320,000	2,325,280
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (c)(d)(h)	828,000	830,039
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/19/2037 (c)(d)(h)	1,960,000	1,965,076
Ares Lxx Clo Ltd / Ares Lxx Clo LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9707% 1/25/2039 (c)(d)(h)	2,271,000	2,272,006
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2044% 7/18/2038 (c)(d)(h)	2,540,000	2,546,266
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (c)(d)(h)	2,680,000	2,682,803
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (c)(d)(h)	2,642,000	2,646,306
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 7/18/2037 (c)(d)(h)	4,174,000	4,180,441
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.2345% 1/15/2038 (c)(d)(h)	2,270,000	2,275,096
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.2244% 10/20/2037 (c)(d)(h)	2,323,000	2,330,896
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.3944% 7/20/2037 (c)(d)(h)	1,884,000	1,890,097
TOTAL BAILIWICK OF JERSEY		25,944,306
BERMUDA - 0.2%
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 5.2145% 1/15/2037 (c)(d)(h)	6,000,000	6,007,056
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (h)	319,591	322,969
GRAND CAYMAN (UK OVERSEAS TER) - 4.7%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.2674% 7/22/2037 (c)(d)(h)	1,348,000	1,349,642
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.2216% 7/17/2037 (c)(d)(h)	1,526,000	1,529,745
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 5.1375% 10/20/2038 (c)(d)(h)	2,044,526	2,044,456
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.3936% 4/16/2037 (c)(d)(h)	2,766,000	2,773,216
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.2244% 7/20/2038 (c)(d)(h)	627,000	628,513
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.31% 7/21/2037 (c)(d)(h)	3,577,000	3,585,420
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.2145% 7/15/2038 (c)(d)(h)	2,723,000	2,730,957
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.1496% 4/25/2034 (c)(d)(h)	425,583	425,883
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.2745% 10/15/2037 (c)(d)(h)	813,000	815,732
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.1445% 4/15/2038 (c)(d)(h)	2,235,000	2,236,582
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.2362% 4/15/2034 (c)(d)(h)	3,561,718	3,564,012
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.1645% 1/15/2038 (c)(d)(h)	14,191,000	14,223,639
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 5.6344% 1/20/2037 (c)(d)(h)	3,356,000	3,360,752
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.2544% 10/20/2037 (c)(d)(h)	1,352,000	1,354,766
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.1396% 4/25/2034 (c)(d)(h)	934,550	935,656
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (c)(d)(h)	2,245,000	2,245,521
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.944% 1/15/2039 (c)(d)(h)	2,294,000	2,295,858
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 5.1875% 10/20/2038 (c)(d)(h)	2,395,000	2,398,901
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.2962% 1/15/2035 (c)(d)(h)	549,679	550,271
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (c)(d)(h)	1,826,000	1,831,157
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.268% 7/25/2037 (c)(d)(h)	3,068,000	3,075,891
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (c)(d)(h)	2,597,000	2,598,034
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.058% 1/25/2038 (c)(d)(h)	2,137,000	2,137,203
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2038 (c)(d)(h)	2,065,000	2,069,981
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 4/20/2035 (c)(d)(h)	3,994,984	3,994,984
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/20/2037 (c)(d)(h)	799,000	800,469
Cifc Funding 2021-Iii Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 5.1345% 10/15/2038 (c)(d)(h)	4,128,000	4,127,905
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (c)(d)(h)	1,522,000	1,523,587
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.3593% 10/15/2038 (c)(d)(h)	2,278,000	2,284,718
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.8844% 4/18/2035 (c)(d)(h)	2,644,000	2,644,637
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.1844% 4/20/2035 (c)(d)(h)	2,345,807	2,347,008
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.4144% 4/18/2037 (c)(d)(h)	2,387,000	2,392,629
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 7/15/2037 (c)(d)(h)	3,018,000	3,025,002
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.4116% 4/17/2037 (c)(d)(h)	600,000	601,002
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.2945% 10/15/2037 (c)(d)(h)	2,398,000	2,404,247
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 10/15/2037 (c)(d)(h)	1,958,000	1,960,767
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.0645% 4/15/2038 (c)(d)(h)	2,232,000	2,228,549
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (c)(d)(h)	2,274,000	2,274,000
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (c)(d)(h)	2,233,000	2,240,199
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/19/2037 (c)(d)(h)	2,033,000	2,037,979
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (h)	98,001	96,329
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.4545% 4/15/2037 (c)(d)(h)	1,500,000	1,502,303
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (c)(d)(h)	1,612,000	1,611,171
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.4574% 1/22/2037 (c)(d)(h)	410,000	410,287
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.2861% 4/19/2034 (c)(d)(h)	1,795,369	1,796,292
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.368% 4/25/2037 (c)(d)(h)	2,755,000	2,761,414
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (c)(d)(h)	1,248,118	1,248,631
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (c)(d)(h)	965,191	966,878
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.178% 7/25/2038 (c)(d)(h)	2,228,000	2,233,432
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (c)(d)(h)	1,559,000	1,558,963
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.148% 1/25/2038 (c)(d)(h)	1,475,000	1,477,623
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.1661% 4/20/2034 (c)(d)(h)	746,434	746,664
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2545% 7/15/2037 (c)(d)(h)	1,119,000	1,121,597
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.008% 1/25/2038 (c)(d)(h)	2,192,000	2,190,255
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.1445% 1/15/2038 (c)(d)(h)	2,973,000	2,973,303
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.0745% 4/15/2038 (c)(d)(h)	2,660,000	2,655,925
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.2844% 7/18/2038 (c)(d)(h)	2,320,000	2,325,772
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2037 (c)(d)(h)	3,898,000	3,904,697
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8574% 1/21/2038 (c)(d)(h)	2,087,000	2,087,518
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (c)(d)(h)	2,387,000	2,392,987
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (c)(d)(h)	1,605,000	1,604,790
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.1474% 1/22/2038 (c)(d)(h)	2,694,000	2,698,671
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.1144% 4/20/2038 (c)(d)(h)	1,471,000	1,471,615
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.2144% 10/20/2037 (c)(d)(h)	2,146,000	2,148,833
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/20/2037 (c)(d)(h)	1,960,000	1,965,210
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (c)(d)(h)	2,111,000	2,106,778
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 1/18/2038 (c)(d)(h)	920,000	921,462
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (c)(d)(h)	2,260,000	2,260,472
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (c)(d)(h)	1,058,068	1,058,333
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.6518% 2/15/2033 (c)(d)(h)	2,291,565	2,287,809
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 10/20/2038 (c)(d)(h)	1,606,000	1,607,600
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (h)	385,851	382,012
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2545% 10/15/2039 (c)(d)(h)	1,175,000	1,178,224
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.2445% 1/15/2037 (c)(d)(h)	1,078,307	1,079,308
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.1616% 7/17/2038 (c)(d)(h)	1,460,000	1,463,498
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1316% 10/17/2038 (c)(d)(h)	2,272,000	2,274,892
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2016% 7/17/2038 (c)(d)(h)	1,835,000	1,839,329
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (c)(d)(h)	1,901,000	1,905,222
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.2261% 4/20/2033 (c)(d)(h)	518,856	518,939
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (c)(h)	148,580	148,654
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (h)	376,210	373,403
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (c)(d)(h)	900,000	902,185
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (c)(d)(h)	266,000	266,289
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		166,175,039
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (h)	778,618	793,542
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/18/2037 (c)(d)(h)	1,864,000	1,868,804
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.0644% 4/20/2038 (c)(d)(h)	668,000	668,082
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.358% 7/27/2037 (c)(d)(h)	2,450,000	2,456,395
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 1/20/2038 (c)(d)(h)	1,483,000	1,485,982
TOTAL MULTI-NATIONAL		6,479,263
UNITED STATES - 3.4%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (h)	1,656,890	1,702,512
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (h)	1,508,347	1,549,880
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (h)	1,366,362	1,392,487
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (h)	36,285	36,252
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (h)	348,970	336,012
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (h)	957,935	908,918
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (h)	7,381,911	7,531,562
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (h)	165,215	166,828
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (h)	500,000	500,778
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (h)	900,000	906,157
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (h)	600,000	602,118
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,035,787	1,042,753
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (h)	1,853,540	1,895,566
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (h)	61,051	60,623
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (h)	669,054	671,248
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (h)	698,276	699,800
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (h)	180,000	182,863
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (h)	447,588	451,964
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (h)	727,929	691,305
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (h)(i)	123,921	124,169
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (h)	472,026	476,807
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (h)	1,053,669	1,055,499
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	283,000	279,966
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	997,764	1,010,633
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,011,000	1,024,888
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	202,121
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	1,093,205	1,096,435
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (h)	95,791	94,833
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (h)	239,052	234,270
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (h)	272,765	259,144
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (h)	19,538	19,372
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (h)	747,207	753,972
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	442,000	443,873
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (h)	579,508	583,512
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (h)	698,333	693,773
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (h)	916,800	899,313
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (h)	1,885,000	1,890,561
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (h)	1,525,000	1,528,720
Dext Abs LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (h)	600,000	600,130
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (h)	473,760	478,784
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (h)	335,821	337,761
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (h)	444,000	453,288
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (h)	1,895,000	1,889,598
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (h)	2,659,788	2,439,768
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.4145% 7/15/2037 (c)(d)(h)	2,449,000	2,453,433
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (h)	951,710	963,416
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (h)	264,123	265,072
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (h)	800,000	813,608
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	1,500,000	1,508,107
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	201,334	201,969
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	270,000	272,997
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (h)	1,700,000	1,705,421
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (h)	5,360,000	5,396,728
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (h)	3,162,556	3,211,711
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (h)	1,600,000	1,609,579
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (h)	1,860,000	1,885,755
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (h)	498,957	500,637
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.038% 1/25/2038 (c)(d)(h)	2,288,000	2,285,737
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (h)	380,898	377,215
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (h)	987,603	991,268
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (h)	1,980,038	2,020,561
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (h)	1,411,463	1,438,623
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	599,761	600,850
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,000,000	1,002,219
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (h)	380,309	382,000
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (h)	869,254	874,872
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (h)	1,100,000	1,103,722
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (h)	3,474,939	3,443,394
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (h)	300,000	302,659
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 5.1016% 10/17/2038 (c)(d)(h)	2,255,000	2,257,183
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (h)	600,000	602,262
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (h)	1,800,000	1,803,326
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (h)	655,185	664,642
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (h)	386,992	395,569
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (h)	4,332,460	4,150,614
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (h)	561,138	532,514
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (h)	1,570,000	1,578,055
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (h)	422,025	422,448
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (h)	300,000	299,665
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (h)	229,000	220,082
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (h)	983,554	988,788
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (h)	962,070	964,341
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (h)	789,057	793,613
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (h)	782,861	791,323
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (h)	1,500,597	1,539,210
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (h)	1,063,073	1,066,128
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (h)	2,081,970	2,153,254
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (h)	3,992,670	4,047,868
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (h)	2,374,020	2,424,601
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (h)	2,872,980	2,853,278
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (h)	2,995,740	2,986,581
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (h)	1,416,690	1,405,862
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (h)	3,310,000	3,294,279
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.7062% 9/25/2034 (c)(d)	818	877
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (h)	5,626	5,626
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (h)	884,676	891,624
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (h)	945,466	949,879
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (h)	1,817,236	1,846,718
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (h)	1,728,283	1,745,335
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (h)	400,000	401,110
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (h)	660,870	679,403
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (h)	1,300,000	1,303,439
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	671,456	672,964
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	456,317	458,990
TOTAL UNITED STATES		123,003,820
TOTAL ASSET-BACKED SECURITIES (Cost $326,445,485)		328,725,995

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA 3.45% 7/27/2026	350,000	348,936
Capital One NA ICE IBA - USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	347,000	360,528
Regions Bank/Birmingham AL 6.45% 6/26/2037	969,000	1,047,722

TOTAL UNITED STATES		1,757,186
TOTAL BANK NOTES (Cost $1,805,043)		1,757,186

Collateralized Mortgage Obligations - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (c)(h)	469,693	442,564
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (c)(h)	410,472	414,638
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (h)	774,538	718,933
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (h)	1,176,000	1,186,846
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(h)	476,269	470,630
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(h)	340,289	339,162
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	650,123	594,621
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	247,258	223,367
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	415,237	371,369
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	81,775	69,099
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	86,904	73,433
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	101,908	85,117
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	71,653	64,090
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	789,091	702,964
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	522,534	469,080
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,118,223	999,100
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	113,143	101,040
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	262,829	246,766
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	320,197	299,567
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	409,312	390,499
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	975,752	942,871
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	123,075	114,239
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	1,519,964	1,400,712
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	375,004	370,420
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	718,682	648,579
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	2,100,155	1,893,925
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	82,381	73,566
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	219,665	217,423
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	314,053	273,387
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	885,310	801,460
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.6742% 8/25/2052 (c)(d)	764,852	761,239
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.6742% 9/25/2052 (c)(d)	1,607,535	1,599,943
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.6742% 10/25/2052 (c)(d)	571,850	569,006
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.6742% 10/25/2052 (c)(d)	1,921,600	1,912,515
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	371,437	348,840
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	748,237	684,969
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.3242% 11/25/2053 (c)(d)	943,952	955,369
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.3742% 11/25/2053 (c)(d)	225,785	228,413
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.4042% 7/25/2054 (c)(d)	205,275	207,314
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 9/25/2053 (c)(d)	445,540	448,082
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 12/25/2054 (c)(d)	1,521,315	1,527,764
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.9742% 12/25/2054 (c)(d)	484,984	486,932
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	2,126	2,179
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 6/25/2054 (c)(d)	706,508	710,126
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.4742% 8/25/2054 (c)(d)	889,727	898,858
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 9/25/2054 (c)(d)	375,492	376,985
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.2742% 2/25/2055 (c)(d)	523,672	527,455
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.2742% 9/25/2054 (c)(d)	568,652	571,943
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 2/25/2055 (c)(d)	837,632	841,693
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.0242% 2/25/2055 (c)(d)	365,526	366,532
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	726,402	725,169
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	229,246	205,208
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	64,800	57,798
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	233,847	209,419
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	181,073	171,573
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	70,881	59,775
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	232,223	206,606
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	410,836	362,028
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	80,999	73,861
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	552,256	495,290
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	214,373	191,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	193,126	171,882
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	197,592	180,059
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	162,222	144,354
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	95,363	83,863
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,207,634	1,083,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	162,222	144,354
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	149,855	136,677
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	725,964	665,602
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	115,594	108,098
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	160,636	146,855
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	260,679	239,994
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	2,990,339	2,714,388
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.4242% 7/25/2052 (c)(d)	134,361	133,323
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.5442% 8/25/2052 (c)(d)	295,674	291,873
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.6242% 9/25/2052 (c)(d)	557,295	554,021
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.9242% 8/25/2053 (c)(d)	789,700	790,732
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.3242% 10/25/2053 (c)(d)	619,082	627,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 6/25/2054 (c)(d)	559,859	563,291
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.8742% 10/25/2054 (c)(d)	375,278	376,095
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.9742% 11/25/2054 (c)(d)	2,772,596	2,783,829
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.0242% 2/25/2055 (c)(d)	970,370	974,480
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 2/25/2055 (c)(d)	315,729	315,699
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.1242% 10/25/2054 (c)(d)	575,540	578,443
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.0242% 2/25/2055 (c)(d)	540,117	541,610
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.9242% 4/25/2055 (c)(d)	701,948	701,723
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (h)	329,612	323,321
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (h)(i)	86,658	85,648
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(h)	457,196	461,804
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (h)	2,259,971	2,153,910
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(h)	338,651	324,336
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(h)	403,369	406,884
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (c)(h)	400,000	400,324
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (h)	221,577	209,843
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (h)	409,761	390,047
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (h)(i)	272,670	273,808
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (c)(h)	487,677	487,471
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (h)	40,629	40,527
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (h)	85,794	84,514
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (c)(h)	800,000	780,480
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (h)(i)	662,911	652,648
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (c)(h)	340,743	342,568
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (h)	648,743	642,840
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (h)	203,077	201,270
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(h)	796,898	781,561
Towd Point Mortgage Trust Series 2020-1 Class A1, 2.71% 1/25/2060 (h)	988,767	957,059
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (h)	2,433,391	2,354,125
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (h)	700,851	707,579
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (h)(i)	660,787	666,711
TOTAL UNITED STATES		60,564,150
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,539,567)		60,564,150

Commercial Mortgage Securities - 4.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.6%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4936% 6/15/2040 (c)(d)(h)	1,620,000	1,626,072
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2 Class ASB, 2.2446% 6/15/2054 (h)	600,000	570,367
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (h)	362,282	346,452
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (h)	109,000	102,329
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	118,936	118,474
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	191,297	191,336
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	474,580	466,107
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	82,630	78,321
BANK Series 2020-BN25 Class A5, 2.649% 1/15/2063	462,410	430,481
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	938,692	908,664
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	1,148,351	1,025,132
BANK Series 2021-BN33 Class XA, 1.153% 5/15/2064 (c)(j)	11,790,256	435,169
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	567,169	504,009
BANK5 Series 2023-5YR1 Class A2, 5.779% 4/15/2056	431,554	441,016
BANK5 Series 2025-5YR19 Class XB, 0.5998% 12/15/2058 (c)(j)	1,600,000	47,008
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	722,307	644,814
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	600,000	573,981
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5058% 9/15/2056 (c)	1,422,000	1,518,658
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	172,167	171,476
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	1,180,306	1,171,308
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	159,609	156,424
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	327,362	325,235
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	726,144	696,571
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	642,936	633,152
Benchmark Mortgage Trust Series 2019-B9 Class AAB, 3.9325% 3/15/2052	599,195	597,746
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	468,749	415,957
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	700,621	628,550
Benchmark Mortgage Trust Series 2023-V3 Class XA, 1.0526% 7/15/2056 (c)(j)	31,963,272	576,812
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0923% 3/15/2041 (c)(d)(h)	1,123,076	1,123,767
BMO Mortgage Trust Series 2023-C6 Class XA, 0.7898% 9/15/2056 (c)(j)	13,255,666	657,256
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	300,000	313,505
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	400,000	404,140
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.1221% 6/15/2041 (c)(d)(h)	1,792,000	1,794,797
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.3917% 6/15/2041 (c)(d)(h)	885,000	885,552
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.5914% 6/15/2041 (c)(d)(h)	626,000	626,773
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.2411% 4/15/2037 (c)(d)(h)	498,151	498,609
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.1418% 3/15/2041 (c)(d)(h)	4,743,400	4,746,321
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.1935% 4/15/2040 (c)(d)(h)	4,424,413	4,427,177
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.3914% 5/15/2041 (c)(h)	2,853,812	2,858,220
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.0053% 4/15/2034 (c)(d)(h)	239,529	238,372
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.3053% 4/15/2034 (c)(d)(h)	412,398	409,046
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.6053% 4/15/2034 (c)(d)(h)	272,629	270,095
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.9053% 4/15/2034 (c)(d)(h)	286,192	282,368
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.5536% 10/15/2036 (c)(d)(h)	1,109,960	1,106,502
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.7633% 10/15/2036 (c)(d)(h)	162,246	161,740
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.9631% 10/15/2036 (c)(d)(h)	217,124	216,177
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.1628% 10/15/2036 (c)(d)(h)	210,720	209,669
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.812% 10/15/2036 (c)(d)(h)	732,746	730,919
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.763% 2/15/2039 (c)(d)(h)	184,175	183,891
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.0624% 2/15/2039 (c)(d)(h)	310,649	310,262
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.3118% 2/15/2039 (c)(d)(h)	310,649	310,262
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.7109% 2/15/2039 (c)(d)(h)	310,649	310,262
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.5115% 12/9/2040 (c)(d)(h)	1,447,054	1,448,395
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 5.9409% 12/9/2040 (c)(d)(h)	391,657	392,020
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.3903% 12/9/2040 (c)(d)(h)	173,274	173,595
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.0429% 12/15/2039 (c)(d)(h)	1,840,497	1,840,496
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.6655% 2/15/2036 (c)(d)(h)	200,000	199,754
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.192% 4/15/2041 (c)(d)(h)	3,240,401	3,243,399
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.4416% 4/15/2041 (c)(d)(h)	516,387	517,344
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.6913% 4/15/2041 (c)(d)(h)	428,399	429,459
BX Trust 2025 Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.9001% 2/15/2035 (c)(d)(h)	2,237,000	2,231,411
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.894% 3/15/2030 (c)(d)(h)	6,604,242	6,595,993
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.1436% 3/15/2030 (c)(d)(h)	967,228	963,602
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.2934% 3/15/2030 (c)(d)(h)	1,362,685	1,357,578
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.5004% 10/15/2026 (c)(d)(h)	1,718,942	1,716,365
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.6901% 4/15/2037 (c)(d)(h)	372,906	373,364
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.0401% 4/15/2037 (c)(d)(h)	84,192	84,321
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.5891% 4/15/2037 (c)(d)(h)	70,498	70,628
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1922% 2/15/2039 (c)(d)(h)	2,846,284	2,848,036
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.5417% 2/15/2039 (c)(d)(h)	361,006	361,786
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.4414% 3/15/2041 (c)(d)(h)	842,800	843,580
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.691% 3/15/2041 (c)(d)(h)	1,119,300	1,120,681
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0802% 6/15/2035 (c)(d)(h)	868,000	868,000
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (c)(h)	1,913,000	1,937,849
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (h)	17,700,000	120,958
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (h)	1,180,767	953,352
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	527,861	523,888
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	1,958,314	1,937,662
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	508,851	506,876
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	589,456	584,875
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	419,107	407,909
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	1,284,202	1,287,381
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	516,958	489,927
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	516,958	488,324
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(h)	605,000	622,235
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (h)	1,564,000	1,563,972
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.0501% 10/15/2042 (c)(d)(h)	4,640,000	4,647,245
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.3501% 10/15/2042 (c)(d)(h)	825,000	826,289
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.6001% 10/15/2042 (c)(d)(h)	405,000	405,632
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	800,000	793,583
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	2,700,000	2,749,159
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	398,549	397,513
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	478,409	475,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	399,689	396,835
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	2,600,000	2,588,148
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	472,919	469,661
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	1,152,712	1,142,685
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	388,455	384,328
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,100,000	1,089,920
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	600,000	594,059
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	500,000	496,357
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	900,000	891,799
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	2,597,308	2,585,320
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	600,000	600,762
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	1,800,000	1,800,430
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	213,322	213,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	454,836	455,629
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	400,000	400,452
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	400,000	401,951
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	407,161	400,321
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	1,410,116	1,365,907
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	2,053,820	1,928,669
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	1,745,881	1,559,517
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	890,789	794,795
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	423,042	378,055
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	593,860	530,052
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,100,000	1,059,089
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	781,693	698,364
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	230,204	207,297
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	327,624	298,571
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	281,917	249,911
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	771,017	690,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	2,100,000	1,885,575
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	600,000	608,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.5286% 3/25/2029 (c)(d)	1,196,870	1,194,740
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	700,000	707,912
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	400,000	403,364
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	600,000	607,399
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	2,200,000	2,232,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	1,200,000	1,212,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	200,000	202,258
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (c)	400,000	401,393
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.55% 10/25/2030	3,700,000	3,698,376
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.5486% 10/25/2030 (c)(d)	2,200,000	2,199,993
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	500,000	504,106
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	1,400,000	1,408,997
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K763 Class A2, 4.17% 10/25/2032 (c)	900,000	894,828
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	3,800,000	3,741,507
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	1,245,771	1,174,143
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (c)(h)	1,351,000	1,356,101
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	48,992	48,243
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049 (c)	133,007	132,511
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	69,678	69,263
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (h)(k)	158,353	90,135
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.0454% 5/15/2039 (c)(d)(h)	2,976,439	2,870,460
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.544% 5/15/2039 (c)(d)(h)	899,162	812,582
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.8432% 5/15/2039 (c)(d)(h)	511,349	460,870
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.292% 5/15/2039 (c)(d)(h)	454,472	366,562
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.9645% 3/15/2038 (c)(d)(h)	14,847	14,783
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.2645% 3/15/2038 (c)(d)(h)	135,373	134,614
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.6145% 3/15/2038 (c)(d)(h)	118,320	117,505
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.2501% 9/15/2040 (c)(d)(h)	2,000,000	1,999,990
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class A3, 2.698% 2/15/2053	487,766	456,140
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	1,200,000	1,187,438
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	1,500,000	1,484,512
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	1,275,945	1,268,342
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	898,594	887,046
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (c)(h)	932,201	920,031
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058	540,000	553,965
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (h)	393,546	382,151
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (h)	162,510	165,626
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.0001% 8/15/2042 (c)(d)(h)	500,000	500,312
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (h)	1,100,000	1,101,177
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 5.7501% 2/15/2039 (c)(d)(h)	263,000	262,912
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.4001% 2/15/2039 (c)(d)(h)	137,000	137,225
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5954% 11/15/2038 (c)(d)(h)	1,964,066	1,962,855
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 4.9444% 11/15/2038 (c)(d)(h)	1,485,832	1,484,915
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.1936% 11/15/2038 (c)(d)(h)	301,798	301,612
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.4428% 11/15/2038 (c)(d)(h)	198,355	198,232
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.993% 12/15/2039 (c)(d)(h)	2,790,000	2,789,999
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.3425% 12/15/2039 (c)(d)(h)	680,000	679,999
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.742% 12/15/2039 (c)(d)(h)	501,000	501,625
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (h)	1,123,328	965,009
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	375,720	373,210
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	887,720	842,505
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	63,390	60,621
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	438,989	411,678
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	344,026	334,564
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.0655% 5/15/2031 (c)(d)(h)	552,000	551,618
TOTAL UNITED STATES		164,866,606
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $163,996,242)		164,866,606

Fixed-Income Funds - 0.5%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (l) (Cost $17,819,447)	203,410	18,308,892

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Province of Alberta 3.3% 3/15/2028	274,000	271,665
Province of British Columbia 2.25% 6/2/2026	654,000	649,724
Province of Ontario 0.625% 1/21/2026	70,000	69,875
Province of Ontario 1.125% 10/7/2030	658,000	580,313
Province of Ontario 2.3% 6/15/2026	391,000	388,677
Province of Ontario 2.5% 4/27/2026	137,000	136,375
Province of Quebec 2.5% 4/20/2026	322,000	320,618
Province of Quebec 2.75% 4/12/2027	350,000	345,839
TOTAL CANADA		2,763,086
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	274,000	244,441
MEXICO - 0.1%
United Mexican States 3.5% 2/12/2034	1,114,000	963,611
United Mexican States 4.28% 8/14/2041	1,201,000	963,202
United Mexican States 4.35% 1/15/2047	395,000	297,435
United Mexican States 4.5% 1/31/2050	254,000	192,151
United Mexican States 4.6% 2/10/2048	481,000	372,775
United Mexican States 4.75% 3/8/2044	266,000	219,051
United Mexican States 5.55% 1/21/2045	107,000	99,189
United Mexican States 6.05% 1/11/2040	132,000	131,393
TOTAL MEXICO		3,238,807
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (h)	396,000	377,735
Kingdom of Saudi Arabia 4.5% 4/22/2060 (h)	301,000	240,047
TOTAL SAUDI ARABIA		617,782
URUGUAY - 0.0%
Uruguay Republic 4.125% 11/20/2045	130,228	113,819
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,401,131)		6,977,935

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Texas - 0.0%
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	155,000	133,641
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	65,000	49,721
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	400,000	289,626
TOTAL TEXAS		472,988
TOTAL MUNICIPAL SECURITIES (Cost $535,126)		472,988

Non-Convertible Corporate Bonds - 22.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(h)	328,000	316,348
Westpac Banking Corp 4.11% 7/24/2034 (c)	800,000	787,153
Westpac Banking Corp 4.421% 7/24/2039	160,000	148,508
TOTAL FINANCIALS		1,252,009
Materials - 0.0%
Metals & Mining - 0.0%
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	357,000	356,032
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	55,000	59,184
TOTAL MATERIALS		415,216
TOTAL AUSTRALIA		1,667,225
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale Overseas Ltd 3.75% 7/8/2030	667,000	640,574
Vale SA 5.625% 9/11/2042	181,000	182,361
		822,935
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	412,000	389,598
Suzano Austria GmbH 6% 1/15/2029	330,000	339,280
		728,878
TOTAL BRAZIL		1,551,813
CANADA - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (h)	284,000	282,606
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 4.95% 6/1/2047	175,000	154,017
Canadian Natural Resources Ltd 5.85% 2/1/2035	644,000	670,353
Canadian Natural Resources Ltd 6.25% 3/15/2038	188,000	199,397
Cenovus Energy Inc 2.65% 1/15/2032	196,000	174,132
Cenovus Energy Inc 4.65% 3/20/2031	703,000	700,812
Cenovus Energy Inc 5.4% 3/20/2036	541,000	540,290
Cenovus Energy Inc 5.4% 6/15/2047	154,000	140,358
Cenovus Energy Inc 6.75% 11/15/2039	8,000	8,808
Enbridge Inc 4.25% 12/1/2026	223,000	223,425
Enbridge Inc 5.5% 12/1/2046	397,000	390,360
Transcanada Pipelines Ltd Residual Strip 6.1% 6/1/2040	184,000	193,320
TOTAL ENERGY		3,395,272
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	237,000	236,234
Emera US Finance LP 4.75% 6/15/2046	143,000	122,052
TOTAL UTILITIES		358,286
TOTAL CANADA		4,036,164
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (c)(h)	3,269,000	3,431,583
Societe Generale SA 5.5% 4/13/2029 (c)(h)	2,232,000	2,285,931

TOTAL FRANCE		5,717,514
GERMANY - 0.3%
Financials - 0.2%
Capital Markets - 0.1%
Deutsche Bank AG 4.1% 1/13/2026	330,000	329,997
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	171,000	168,227
Deutsche Bank AG/New York NY 4.1% 1/13/2026	598,000	597,968
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	2,100,000	2,132,244
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	1,810,000	1,894,961
		5,123,397
Financial Services - 0.1%
KfW 0.625% 1/22/2026	1,471,000	1,468,411
KfW 2.875% 4/3/2028	421,000	414,827
Landwirtschaftliche Rentenbank 1.75% 7/27/2026	233,000	230,446
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	242,000	237,354
		2,351,038
TOTAL FINANCIALS		7,474,435
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 3.95% 4/15/2045 (h)	38,000	28,345
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE Finance US LLC 5.125% 9/18/2035 (h)	2,026,000	2,014,638
TOTAL GERMANY		9,517,418
IRELAND - 0.6%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	878,000	866,066
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	730,000	707,727
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	567,000	523,522
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	204,000	184,176
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	204,000	166,706
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	430,000	427,928
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	393,000	393,035
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	4,500,000	4,659,193
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	2,464,000	2,531,132
TOTAL FINANCIALS		10,459,485
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (h)	198,000	197,951
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (h)	587,000	587,179
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (h)	232,000	235,800
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (h)	1,248,000	1,281,205
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (h)	7,612,000	7,931,488
TOTAL INDUSTRIALS		10,233,623
TOTAL IRELAND		20,693,108
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (h)	1,614,000	1,614,777
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (h)	449,000	452,788
NTT Finance Corp 4.62% 7/16/2028 (h)	454,000	460,038
NTT Finance Corp 4.876% 7/16/2030 (h)	1,195,000	1,217,004
TOTAL COMMUNICATION SERVICES		2,129,830
Financials - 0.0%
Banks - 0.0%
Japan Bank for International Cooperation 1.25% 1/21/2031	1,072,000	939,458
Japan Bank for International Cooperation 2.375% 4/20/2026	358,000	356,412
Japan Bank for International Cooperation 2.875% 6/1/2027	208,000	205,568
Japan Bank for International Cooperation 3.25% 7/20/2028	246,000	242,958
TOTAL FINANCIALS		1,744,396
TOTAL JAPAN		3,874,226
KOREA (SOUTH) - 0.0%
Financials - 0.0%
Banks - 0.0%
Export-Import Bank of Korea 0.625% 2/9/2026	719,000	716,574
Korea Development Bank/The 1.625% 1/19/2031	367,000	327,773

TOTAL KOREA (SOUTH)		1,044,347
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 5.95% 1/28/2031	807,000	781,095
Petroleos Mexicanos 6.35% 2/12/2048	1,658,000	1,301,364
Petroleos Mexicanos 6.5% 1/23/2029	698,000	710,215
Petroleos Mexicanos 6.7% 2/16/2032	2,603,000	2,595,530
Petroleos Mexicanos 6.75% 9/21/2047	1,520,000	1,246,704
Petroleos Mexicanos 6.95% 1/28/2060	989,000	802,672
Petroleos Mexicanos 7.69% 1/23/2050	5,536,000	4,962,139
Petroleos Mexicanos 8.75% 6/2/2029	15,000,000	16,081,651
TOTAL ENERGY		28,481,370
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	158,000	150,849
Southern Copper Corp 7.5% 7/27/2035	167,000	196,694
TOTAL MATERIALS		347,543
TOTAL MEXICO		28,828,913
MULTI-NATIONAL - 0.3%
Financials - 0.3%
Banks - 0.2%
African Development Bank 0.875% 7/22/2026	419,000	412,534
Asian Development Bank 0.5% 2/4/2026	611,000	609,154
Asian Development Bank 0.75% 10/8/2030	534,000	463,956
Asian Development Bank 2% 4/24/2026	173,000	172,049
Asian Development Bank 2.5% 11/2/2027	184,000	180,561
Asian Development Bank 2.625% 1/12/2027	178,000	176,149
Asian Development Bank 2.75% 1/19/2028	1,032,000	1,015,570
European Investment Bank 0.75% 9/23/2030	762,000	663,461
European Investment Bank 0.875% 5/17/2030	183,000	161,994
European Investment Bank 1.25% 2/14/2031	331,000	291,926
European Investment Bank 2.375% 5/24/2027	110,000	108,221
Inter-American Development Bank 0.875% 4/20/2026	1,388,000	1,376,050
Inter-American Development Bank 2% 6/2/2026	110,000	109,189
Inter-American Development Bank 2.25% 6/18/2029	524,000	500,227
Inter-American Development Bank 2.375% 7/7/2027	184,000	180,781
Inter-American Development Bank 4.375% 1/24/2044	239,000	223,607
		6,645,429
Financial Services - 0.1%
International Bank for Reconstruction & Development 0.75% 8/26/2030	454,000	395,898
International Bank for Reconstruction & Development 0.875% 5/14/2030	555,000	491,207
International Bank for Reconstruction & Development 1.25% 2/10/2031	497,000	438,197
International Bank for Reconstruction & Development 1.875% 10/27/2026	130,000	128,100
International Bank for Reconstruction & Development 2.5% 3/29/2032	1,000,000	920,148
International Finance Corp 0.75% 8/27/2030	303,000	263,865
		2,637,415
TOTAL MULTI-NATIONAL		9,282,844
NETHERLANDS - 0.4%
Financials - 0.3%
Banks - 0.3%
ABN AMRO Bank NV 4.988% 12/3/2028 (c)(h)	10,000,000	10,174,059
Cooperatieve Rabobank UA 3.75% 7/21/2026	528,000	526,785
Cooperatieve Rabobank UA 5.25% 5/24/2041	82,000	82,328
TOTAL FINANCIALS		10,783,172
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	1,006,000	1,011,295
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	2,902,000	2,944,879
TOTAL INFORMATION TECHNOLOGY		3,956,174
TOTAL NETHERLANDS		14,739,346
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	316,000	294,122
Equinor ASA 3.125% 4/6/2030	274,000	263,976
Equinor ASA 3.625% 9/10/2028	331,000	330,071
Equinor ASA 3.7% 4/6/2050	438,000	331,959
Equinor ASA 5.1% 8/17/2040	55,000	54,634

TOTAL NORWAY		1,274,762
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (h)	159,655	169,224
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 1.494% 8/10/2027 (c)(h)	732,000	720,320
UBS Group AG 3.869% 1/12/2029 (c)(h)	505,000	502,150
UBS Group AG 4.194% 4/1/2031 (c)(h)	1,208,000	1,196,486
UBS Group AG 4.55% 4/17/2026	323,000	323,545
UBS Group AG 4.875% 5/15/2045	310,000	287,276
		3,029,777
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(h)	200,000	201,339
TOTAL SWITZERLAND		3,231,116
UNITED KINGDOM - 0.5%
Consumer Staples - 0.1%
Tobacco - 0.1%
BAT Capital Corp 3.557% 8/15/2027	153,000	151,823
BAT Capital Corp 4.39% 8/15/2037	298,000	274,506
BAT Capital Corp 4.54% 8/15/2047	306,000	253,835
BAT Capital Corp 4.758% 9/6/2049	334,000	282,200
BAT Capital Corp 6.421% 8/2/2033	422,000	465,650
Imperial Brands Finance PLC 6.125% 7/27/2027 (h)	1,309,000	1,347,375
Reynolds American Inc 5.7% 8/15/2035	153,000	159,586
Reynolds American Inc 5.85% 8/15/2045	116,000	114,125
Reynolds American Inc 6.15% 9/15/2043	502,000	515,036
Reynolds American Inc 7.25% 6/15/2037	570,000	658,635
TOTAL CONSUMER STAPLES		4,222,771
Financials - 0.4%
Banks - 0.4%
Barclays PLC 2.279% 11/24/2027 (c)	500,000	491,954
Barclays PLC 2.894% 11/24/2032 (c)	520,000	473,823
Barclays PLC 4.836% 5/9/2028	263,000	265,246
Barclays PLC 4.95% 1/10/2047	443,000	407,719
Barclays PLC 5.088% 6/20/2030 (c)	923,000	938,705
Barclays PLC 5.2% 5/12/2026	781,000	784,371
Barclays PLC 5.829% 5/9/2027 (c)	4,830,000	4,857,180
Barclays PLC 6.224% 5/9/2034 (c)	2,572,000	2,765,683
NatWest Group PLC 3.073% 5/22/2028 (c)	584,000	576,580
NatWest Group PLC 4.8% 4/5/2026	358,000	358,889
NatWest Group PLC 4.892% 5/18/2029 (c)	234,000	237,936
TOTAL FINANCIALS		12,158,086
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (h)	285,000	275,489
TOTAL UNITED KINGDOM		16,656,346
UNITED STATES - 18.7%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.4%
AT&T Inc 1.65% 2/1/2028	284,000	270,716
AT&T Inc 2.25% 2/1/2032	467,000	409,562
AT&T Inc 2.55% 12/1/2033	1,877,000	1,601,965
AT&T Inc 2.75% 6/1/2031	509,000	467,462
AT&T Inc 2.95% 7/15/2026	219,000	217,801
AT&T Inc 3.3% 2/1/2052	484,000	315,035
AT&T Inc 3.5% 6/1/2041	261,000	205,301
AT&T Inc 3.5% 9/15/2053	864,000	578,210
AT&T Inc 3.55% 9/15/2055	1,880,000	1,251,407
AT&T Inc 3.65% 6/1/2051	400,000	281,084
AT&T Inc 3.8% 2/15/2027	247,000	246,523
AT&T Inc 4.35% 6/15/2045	175,000	144,392
AT&T Inc 4.5% 3/9/2048	224,000	184,948
AT&T Inc 4.65% 6/1/2044	216,000	187,006
Verizon Communications Inc 1.5% 9/18/2030	110,000	96,984
Verizon Communications Inc 2.355% 3/15/2032	1,607,000	1,416,168
Verizon Communications Inc 2.55% 3/21/2031	2,142,000	1,956,060
Verizon Communications Inc 4.4% 11/1/2034	103,000	99,377
Verizon Communications Inc 4.75% 1/15/2033	1,917,000	1,915,499
Verizon Communications Inc 4.78% 2/15/2035	1,473,000	1,450,275
		13,295,775
Entertainment - 0.0%
Walt Disney Co/The 2.65% 1/13/2031	435,000	406,890
Walt Disney Co/The 2.75% 9/1/2049	286,000	181,554
Walt Disney Co/The 3.5% 5/13/2040	187,000	156,556
Walt Disney Co/The 3.6% 1/13/2051	186,000	138,155
Walt Disney Co/The 4.7% 3/23/2050	1,046,000	935,685
Walt Disney Co/The 5.4% 10/1/2043	106,000	105,926
Walt Disney Co/The 6.15% 2/15/2041	288,000	313,124
Walt Disney Co/The 6.15% 3/1/2037	108,000	119,043
		2,356,933
Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	408,000	350,757
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	701,000	630,770
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	924,000	657,231
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	302,000	300,497
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	318,000	299,578
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	8,242,000	6,191,387
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	1,087,000	1,099,626
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	339,000	265,285
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	4,000,000	3,163,382
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	2,518,000	2,074,189
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	318,000	250,569
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	143,000	121,976
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,665,000	1,737,725
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	369,000	380,829
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	474,000	445,639
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,149,000	1,208,467
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	3,000,000	2,879,548
Comcast Corp 1.5% 2/15/2031	390,000	339,062
Comcast Corp 1.95% 1/15/2031	70,000	62,396
Comcast Corp 2.45% 8/15/2052	390,000	206,812
Comcast Corp 2.65% 2/1/2030	216,000	203,862
Comcast Corp 2.8% 1/15/2051	224,000	129,766
Comcast Corp 3.4% 4/1/2030	200,000	193,968
Comcast Corp 3.45% 2/1/2050	204,000	136,387
Comcast Corp 3.75% 4/1/2040	160,000	131,875
Comcast Corp 3.969% 11/1/2047	143,000	107,104
Comcast Corp 4% 3/1/2048	329,000	247,473
Comcast Corp 5.168% 1/15/2037 (h)	520,000	512,704
Time Warner Cable LLC 4.5% 9/15/2042	418,000	321,452
Time Warner Cable LLC 5.5% 9/1/2041	214,000	187,818
Time Warner Cable LLC 5.875% 11/15/2040	188,000	173,966
Time Warner Cable LLC 6.55% 5/1/2037	2,538,000	2,589,924
Time Warner Cable LLC 7.3% 7/1/2038	585,000	626,641
TWDC Enterprises 18 Corp 3% 7/30/2046	123,000	85,022
TWDC Enterprises 18 Corp 4.125% 6/1/2044	156,000	131,149
		28,444,836
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	412,000	395,500
T-Mobile USA Inc 2.25% 11/15/2031	5,000,000	4,428,506
T-Mobile USA Inc 3.3% 2/15/2051	412,000	275,412
T-Mobile USA Inc 3.75% 4/15/2027	997,000	993,868
T-Mobile USA Inc 3.875% 4/15/2030	1,339,000	1,316,739
		7,410,025
TOTAL COMMUNICATION SERVICES		51,507,569
Consumer Discretionary - 0.3%
Automobiles - 0.1%
General Motors Co 5% 10/1/2028	189,000	192,429
General Motors Co 5.2% 4/1/2045	117,000	105,086
General Motors Co 5.95% 4/1/2049	173,000	167,898
General Motors Co 6.6% 4/1/2036	160,000	174,130
General Motors Co 6.75% 4/1/2046	196,000	209,955
General Motors Co 6.8% 10/1/2027	364,000	378,814
General Motors Financial Co Inc 3.85% 1/5/2028	192,000	191,179
General Motors Financial Co Inc 4% 10/6/2026	101,000	100,954
General Motors Financial Co Inc 4.35% 1/17/2027	219,000	219,453
General Motors Financial Co Inc 5.65% 1/17/2029	587,000	607,988
General Motors Financial Co Inc 5.85% 4/6/2030	1,080,000	1,134,546
		3,482,432
Diversified Consumer Services - 0.0%
American University/The 3.672% 4/1/2049	66,000	49,635
Duke University 2.832% 10/1/2055	128,000	80,138
George Washington University/The 4.126% 9/15/2048	192,000	156,505
George Washington University/The 4.3% 9/15/2044	55,000	46,733
Massachusetts Institute of Technology 2.989% 7/1/2050	128,000	85,198
Massachusetts Institute of Technology 3.885% 7/1/2116	78,000	53,699
Massachusetts Institute of Technology 3.959% 7/1/2038	130,000	120,667
Northwestern University 3.662% 12/1/2057	152,000	110,155
Northwestern University 4.643% 12/1/2044	92,000	86,633
President and Fellows of Harvard College 3.3% 7/15/2056	133,000	91,530
President and Fellows of Harvard College 3.619% 10/1/2037	27,000	24,100
University of Notre Dame du Lac 3.438% 2/15/2045	91,000	70,796
University of Southern California 2.945% 10/1/2051	314,000	203,902
University of Southern California 5.25% 10/1/2111	55,000	50,953
William Marsh Rice University 3.774% 5/15/2055	50,000	38,406
		1,269,050
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.6% 7/1/2030	448,000	439,595
Metropolitan Museum of Art/The 3.4% 7/1/2045	82,000	62,395
		501,990
Specialty Retail - 0.2%
AutoNation Inc 3.85% 3/1/2032	2,004,000	1,883,772
AutoNation Inc 4.75% 6/1/2030	96,000	96,908
AutoZone Inc 3.75% 6/1/2027	159,000	158,308
AutoZone Inc 4% 4/15/2030	996,000	984,891
Lowe's Cos Inc 1.3% 4/15/2028	220,000	207,478
Lowe's Cos Inc 1.7% 10/15/2030	334,000	296,659
Lowe's Cos Inc 3.35% 4/1/2027	85,000	84,387
Lowe's Cos Inc 3.65% 4/5/2029	294,000	290,205
Lowe's Cos Inc 3.7% 4/15/2046	96,000	72,607
Lowe's Cos Inc 3.75% 4/1/2032	899,000	861,465
Lowe's Cos Inc 4.05% 5/3/2047	315,000	249,087
Lowe's Cos Inc 4.5% 4/15/2030	811,000	821,265
O'Reilly Automotive Inc 4.2% 4/1/2030	148,000	147,592
		6,154,624
TOTAL CONSUMER DISCRETIONARY		11,408,096
Consumer Staples - 0.3%
Beverages - 0.0%
Molson Coors Beverage Co 3% 7/15/2026	1,419,000	1,411,175
Consumer Staples Distribution & Retail - 0.2%
Mars Inc 4.8% 3/1/2030 (h)	2,279,000	2,329,053
Mars Inc 5% 3/1/2032 (h)	1,711,000	1,763,603
Mars Inc 5.2% 3/1/2035 (h)	1,422,000	1,461,574
		5,554,230
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	289,000	273,281
General Mills Inc 3% 2/1/2051	168,000	108,643
General Mills Inc 4.2% 4/17/2028	472,000	473,535
		855,459
Tobacco - 0.1%
Altria Group Inc 3.875% 9/16/2046	274,000	205,926
Altria Group Inc 4.25% 8/9/2042	963,000	803,570
Altria Group Inc 4.5% 5/2/2043	466,000	397,531
Altria Group Inc 4.8% 2/14/2029	491,000	499,392
Altria Group Inc 5.8% 2/14/2039	256,000	263,845
Altria Group Inc 5.95% 2/14/2049	452,000	451,905
Philip Morris International Inc 3.875% 8/21/2042	132,000	108,783
Philip Morris International Inc 4.125% 3/4/2043	274,000	232,053
Philip Morris International Inc 4.875% 11/15/2043	165,000	152,164
Philip Morris International Inc 6.375% 5/16/2038	40,000	44,575
		3,159,744
TOTAL CONSUMER STAPLES		10,980,608
Energy - 1.2%
Energy Equipment & Services - 0.0%
Halliburton Co 2.92% 3/1/2030	264,000	249,733
Halliburton Co 4.85% 11/15/2035	270,000	266,400
Halliburton Co 5% 11/15/2045	207,000	185,073
Halliburton Co 7.45% 9/15/2039	41,000	48,283
		749,489
Oil, Gas & Consumable Fuels - 1.2%
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (h)	3,600,000	3,599,679
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (h)	432,000	456,994
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (h)	1,163,000	1,244,942
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (h)	348,000	367,629
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (h)	626,000	666,574
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (h)	375,000	405,811
DCP Midstream Operating LP 5.125% 5/15/2029	1,257,000	1,285,772
DCP Midstream Operating LP 5.6% 4/1/2044	154,000	148,564
DCP Midstream Operating LP 6.45% 11/3/2036 (h)	311,000	329,837
DCP Midstream Operating LP 6.75% 9/15/2037 (h)	1,205,000	1,310,183
Energy Transfer LP 3.75% 5/15/2030	750,000	729,876
Energy Transfer LP 3.9% 7/15/2026	206,000	205,822
Energy Transfer LP 5% 5/15/2050	798,000	667,645
Energy Transfer LP 5.15% 3/15/2045	219,000	193,590
Energy Transfer LP 5.25% 4/15/2029	258,000	265,106
Energy Transfer LP 5.3% 4/1/2044	159,000	144,212
Energy Transfer LP 5.8% 6/15/2038	523,000	532,640
Hess Corp 4.3% 4/1/2027	614,000	616,597
Hess Corp 5.8% 4/1/2047	117,000	119,924
Hess Corp 7.125% 3/15/2033	126,000	145,821
Hess Corp 7.3% 8/15/2031	168,000	192,978
Hess Corp 7.875% 10/1/2029	551,000	622,633
Kinder Morgan Energy Partners LP 4.7% 11/1/2042	104,000	91,806
Kinder Morgan Energy Partners LP 5% 3/1/2043	27,000	24,535
Kinder Morgan Energy Partners LP 5.5% 3/1/2044	192,000	183,933
Kinder Morgan Energy Partners LP 5.625% 9/1/2041	27,000	26,613
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	140,000	151,714
Kinder Morgan Inc 4.3% 3/1/2028	273,000	274,332
Kinder Morgan Inc 5.2% 3/1/2048	241,000	220,020
Kinder Morgan Inc 5.3% 12/1/2034	234,000	238,532
Kinder Morgan Inc 5.55% 6/1/2045	573,000	553,989
Marathon Petroleum Corp 4.5% 4/1/2048	160,000	128,770
Marathon Petroleum Corp 6.5% 3/1/2041	27,000	28,737
MPLX LP 4.125% 3/1/2027	259,000	259,115
MPLX LP 4.7% 4/15/2048	535,000	444,651
MPLX LP 4.8% 2/15/2029	393,000	398,870
MPLX LP 4.95% 9/1/2032	2,488,000	2,504,808
MPLX LP 5.2% 3/1/2047	168,000	150,125
MPLX LP 5.5% 2/15/2049	662,000	607,917
Occidental Petroleum Corp 6.2% 3/15/2040	214,000	217,307
Occidental Petroleum Corp 6.45% 9/15/2036	578,000	615,989
Occidental Petroleum Corp 6.6% 3/15/2046	717,000	741,580
Occidental Petroleum Corp 7.5% 5/1/2031	964,000	1,084,675
ONEOK Inc 4.25% 9/15/2046	151,000	118,292
ONEOK Inc 4.25% 9/24/2027	820,000	822,696
ONEOK Inc 4.4% 10/15/2029	858,000	860,872
ONEOK Inc 4.45% 9/1/2049	160,000	128,701
ONEOK Inc 4.75% 10/15/2031	1,669,000	1,677,868
ONEOK Inc 4.95% 7/13/2047	160,000	139,640
ONEOK Inc 5.2% 7/15/2048	83,000	74,782
Ovintiv Inc 6.5% 2/1/2038	244,000	255,670
Phillips 66 4.875% 11/15/2044	27,000	23,716
Phillips 66 5.875% 5/1/2042	260,000	262,800
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	166,000	161,266
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	2,117,000	2,128,937
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	52,000	45,481
Plains All American Pipeline LP / PAA Finance Corp 6.65% 1/15/2037	77,000	83,658
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	1,002,000	1,006,057
Spectra Energy Partners LP 3.375% 10/15/2026	447,000	444,981
Targa Resources Corp 4.35% 1/15/2029	895,000	897,485
Targa Resources Corp 4.9% 9/15/2030	1,171,000	1,193,114
Targa Resources Corp 5.65% 2/15/2036	2,819,000	2,895,663
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	288,000	275,915
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	212,000	185,549
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	110,000	95,505
Western Gas Partners LP 4.5% 3/1/2028	251,000	251,999
Western Gas Partners LP 4.65% 7/1/2026	1,137,000	1,137,181
Western Gas Partners LP 4.75% 8/15/2028	145,000	146,708
Williams Cos Inc/The 3.5% 11/15/2030	1,068,000	1,024,518
Williams Cos Inc/The 3.75% 6/15/2027	640,000	637,434
Williams Cos Inc/The 4.65% 8/15/2032	2,571,000	2,574,789
Williams Cos Inc/The 4.85% 3/1/2048	231,000	202,340
Williams Cos Inc/The 5.3% 8/15/2052	581,000	535,900
Williams Cos Inc/The 5.75% 6/24/2044	52,000	51,669
		43,542,033
TOTAL ENERGY		44,291,522
Financials - 9.5%
Banks - 5.2%
Bank of America Corp 1.658% 3/11/2027 (c)	532,000	529,507
Bank of America Corp 1.734% 7/22/2027 (c)	690,000	681,198
Bank of America Corp 2.087% 6/14/2029 (c)	157,000	149,763
Bank of America Corp 2.299% 7/21/2032 (c)	2,174,000	1,943,899
Bank of America Corp 2.651% 3/11/2032 (c)	506,000	464,807
Bank of America Corp 2.676% 6/19/2041 (c)	340,000	250,692
Bank of America Corp 2.687% 4/22/2032 (c)	246,000	225,743
Bank of America Corp 2.831% 10/24/2051 (c)	276,000	175,673
Bank of America Corp 2.972% 7/21/2052 (c)	268,000	175,603
Bank of America Corp 3.194% 7/23/2030 (c)	1,318,000	1,273,028
Bank of America Corp 3.419% 12/20/2028 (c)	3,213,000	3,172,587
Bank of America Corp 3.593% 7/21/2028 (c)	304,000	301,905
Bank of America Corp 3.705% 4/24/2028 (c)	241,000	239,906
Bank of America Corp 3.846% 3/8/2037 (c)	197,000	185,522
Bank of America Corp 3.97% 3/5/2029 (c)	601,000	600,023
Bank of America Corp 3.974% 2/7/2030 (c)	388,000	385,815
Bank of America Corp 4.083% 3/20/2051 (c)	173,000	138,614
Bank of America Corp 4.183% 11/25/2027	425,000	426,020
Bank of America Corp 4.25% 10/22/2026	645,000	646,516
Bank of America Corp 4.271% 7/23/2029 (c)	494,000	496,264
Bank of America Corp 4.33% 3/15/2050 (c)	359,000	301,589
Bank of America Corp 4.443% 1/20/2048 (c)	418,000	363,049
Bank of America Corp 4.45% 3/3/2026	547,000	547,394
Bank of America Corp 4.571% 4/27/2033 (c)	10,000,000	9,975,498
Bank of America Corp 4.623% 5/9/2029 (c)	6,247,000	6,329,871
Bank of America Corp 5% 1/21/2044	147,000	141,740
Bank of America Corp 5.015% 7/22/2033 (c)	14,951,000	15,244,816
Bank of America Corp 5.875% 2/7/2042	90,000	95,630
Bank of America Corp 6.11% 1/29/2037	194,000	209,109
Bank of America Corp 7.75% 5/14/2038	114,000	138,400
Citigroup Inc 1.122% 1/28/2027 (c)	487,000	485,888
Citigroup Inc 2.561% 5/1/2032 (c)	414,000	375,716
Citigroup Inc 3.52% 10/27/2028 (c)	632,000	626,338
Citigroup Inc 3.668% 7/24/2028 (c)	1,119,000	1,111,883
Citigroup Inc 3.887% 1/10/2028 (c)	123,000	122,765
Citigroup Inc 3.98% 3/20/2030 (c)	976,000	967,152
Citigroup Inc 4.125% 7/25/2028	423,000	422,827
Citigroup Inc 4.3% 11/20/2026	218,000	218,535
Citigroup Inc 4.412% 3/31/2031 (c)	1,601,000	1,600,732
Citigroup Inc 4.45% 9/29/2027	3,118,000	3,138,057
Citigroup Inc 4.6% 3/9/2026	441,000	441,301
Citigroup Inc 4.65% 7/23/2048	389,000	343,126
Citigroup Inc 4.75% 5/18/2046	216,000	189,551
Citigroup Inc 4.91% 5/24/2033 (c)	11,248,000	11,382,799
Citigroup Inc 5.3% 5/6/2044	55,000	53,388
Citigroup Inc 5.875% 1/30/2042	149,000	156,680
Citigroup Inc 6.27% 11/17/2033 (c)	5,000,000	5,443,862
Citigroup Inc 8.125% 7/15/2039	219,000	280,775
Citizens Financial Group Inc 2.638% 9/30/2032	662,000	571,783
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	4,546,000	4,766,066
Fifth Third Bancorp 2.55% 5/5/2027	407,000	399,308
Fifth Third Bancorp 4.895% 9/6/2030 (c)	3,500,000	3,556,448
Fifth Third Bancorp 8.25% 3/1/2038	57,000	69,989
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	821,000	806,017
JPMorgan Chase & Co 1.953% 2/4/2032 (c)	440,000	392,347
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	329,000	306,472
JPMorgan Chase & Co 2.545% 11/8/2032 (c)	642,000	579,339
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	884,000	833,934
JPMorgan Chase & Co 3.109% 4/22/2051 (c)	409,000	277,746
JPMorgan Chase & Co 3.509% 1/23/2029 (c)	867,000	858,773
JPMorgan Chase & Co 3.882% 7/24/2038 (c)	123,000	110,425
JPMorgan Chase & Co 3.96% 1/29/2027 (c)	334,000	333,941
JPMorgan Chase & Co 3.964% 11/15/2048 (c)	258,000	207,558
JPMorgan Chase & Co 4.005% 4/23/2029 (c)	563,000	562,457
JPMorgan Chase & Co 4.203% 7/23/2029 (c)	1,198,000	1,201,885
JPMorgan Chase & Co 4.452% 12/5/2029 (c)	335,000	338,452
JPMorgan Chase & Co 4.493% 3/24/2031 (c)	1,607,000	1,620,968
JPMorgan Chase & Co 4.586% 4/26/2033 (c)	8,275,000	8,318,611
JPMorgan Chase & Co 4.85% 2/1/2044	137,000	129,659
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	15,028,000	15,309,157
JPMorgan Chase & Co 4.95% 6/1/2045	262,000	246,818
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	2,338,000	2,413,930
JPMorgan Chase & Co 5.5% 10/15/2040	156,000	162,576
JPMorgan Chase & Co 5.572% 4/22/2036 (c)	2,777,000	2,913,514
JPMorgan Chase & Co 5.6% 7/15/2041	41,000	42,737
JPMorgan Chase & Co 5.625% 8/16/2043	137,000	140,715
JPMorgan Chase & Co 5.717% 9/14/2033 (c)	2,300,000	2,431,546
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (c)	6,399,000	6,486,651
PNC Financial Services Group Inc/The 1.15% 8/13/2026	345,000	339,218
PNC Financial Services Group Inc/The 2.6% 7/23/2026	667,000	662,325
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (c)	15,000,000	14,866,809
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	717,000	704,731
Wells Fargo & Co 2.572% 2/11/2031 (c)	644,000	601,486
Wells Fargo & Co 3% 10/23/2026	557,000	552,927
Wells Fargo & Co 3.068% 4/30/2041 (c)	487,000	377,713
Wells Fargo & Co 3.35% 3/2/2033 (c)	157,000	146,534
Wells Fargo & Co 3.584% 5/22/2028 (c)	287,000	285,114
Wells Fargo & Co 3.9% 5/1/2045	130,000	105,431
Wells Fargo & Co 4.1% 6/3/2026	88,000	88,007
Wells Fargo & Co 4.4% 6/14/2046	196,000	163,762
Wells Fargo & Co 4.478% 4/4/2031 (c)	1,796,000	1,807,868
Wells Fargo & Co 4.75% 12/7/2046	439,000	385,733
Wells Fargo & Co 4.897% 7/25/2033 (c)	13,435,000	13,643,979
Wells Fargo & Co 4.9% 11/17/2045	265,000	238,531
Wells Fargo & Co 5.15% 4/23/2031 (c)	9,468,000	9,772,899
Wells Fargo & Co 5.244% 1/24/2031 (c)	4,588,000	4,750,965
Wells Fargo & Co 5.375% 11/2/2043	184,000	178,476
Wells Fargo & Co 5.499% 1/23/2035 (c)	670,000	699,058
Wells Fargo & Co 5.605% 4/23/2036 (c)	2,798,000	2,932,617
Wells Fargo & Co 5.606% 1/15/2044	312,000	309,130
		183,174,691
Capital Markets - 2.3%
Athene Global Funding 5.339% 1/15/2027 (h)	4,421,000	4,474,810
Athene Global Funding 5.583% 1/9/2029 (h)	2,226,000	2,286,601
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)	1,960,000	1,755,399
Goldman Sachs Group Inc/The 2.6% 2/7/2030	334,000	313,850
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (c)	848,000	773,217
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (c)	434,000	391,739
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)	16,994,000	15,655,307
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (c)	137,000	107,308
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)	5,717,000	5,686,584
Goldman Sachs Group Inc/The 3.8% 3/15/2030	1,945,000	1,914,281
Goldman Sachs Group Inc/The 3.85% 1/26/2027	829,000	828,272
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (c)	130,000	120,104
Goldman Sachs Group Inc/The 4.75% 10/21/2045	433,000	392,358
Goldman Sachs Group Inc/The 6.75% 10/1/2037	843,000	941,106
Moody's Corp 4.875% 12/17/2048	284,000	255,032
Morgan Stanley 1.512% 7/20/2027 (c)	270,000	266,159
Morgan Stanley 1.593% 5/4/2027 (c)	393,000	389,580
Morgan Stanley 2.239% 7/21/2032 (c)	255,000	226,590
Morgan Stanley 2.511% 10/20/2032 (c)	137,000	122,870
Morgan Stanley 3.217% 4/22/2042 (c)	498,000	390,186
Morgan Stanley 3.591% 7/22/2028 (c)	984,000	977,267
Morgan Stanley 3.622% 4/1/2031 (c)	1,260,000	1,224,247
Morgan Stanley 3.772% 1/24/2029 (c)	337,000	335,096
Morgan Stanley 3.95% 4/23/2027	937,000	936,336
Morgan Stanley 3.971% 7/22/2038 (c)	171,000	154,110
Morgan Stanley 4.3% 1/27/2045	55,000	47,599
Morgan Stanley 4.375% 1/22/2047	304,000	262,480
Morgan Stanley 4.431% 1/23/2030 (c)	552,000	555,058
Morgan Stanley 4.457% 4/22/2039 (c)	207,000	194,768
Morgan Stanley 4.889% 7/20/2033 (c)	10,161,000	10,307,292
Morgan Stanley 5.192% 4/17/2031 (c)	3,820,000	3,938,695
Morgan Stanley 5.597% 3/24/2051 (c)	355,000	354,999
Morgan Stanley 5.664% 4/17/2036 (c)	1,681,000	1,764,487
Morgan Stanley 6.342% 10/18/2033 (c)	15,700,000	17,206,760
Morgan Stanley 6.375% 7/24/2042	80,000	89,035
Morgan Stanley 7.25% 4/1/2032	27,000	31,075
MSCI Inc 5.15% 3/15/2036	723,000	717,709
MSCI Inc 5.25% 9/1/2035	1,987,000	2,000,110
		78,388,476
Consumer Finance - 0.9%
Ally Financial Inc 7.1% 11/15/2027	2,990,000	3,141,194
Ally Financial Inc 8% 11/1/2031	1,409,000	1,599,223
Capital One Financial Corp 3.273% 3/1/2030 (c)	783,000	759,787
Capital One Financial Corp 3.65% 5/11/2027	1,693,000	1,685,048
Capital One Financial Corp 3.75% 3/9/2027	970,000	967,113
Capital One Financial Corp 3.75% 7/28/2026	267,000	266,441
Capital One Financial Corp 3.8% 1/31/2028	674,000	671,250
Capital One Financial Corp 4.1% 2/9/2027	358,000	358,242
Capital One Financial Corp 5.247% 7/26/2030 (c)	3,190,000	3,290,343
Capital One Financial Corp 5.468% 2/1/2029 (c)	2,078,000	2,133,658
Capital One Financial Corp 5.817% 2/1/2034 (c)	1,646,000	1,722,750
Capital One Financial Corp 6.377% 6/8/2034 (c)	2,857,000	3,088,219
Ford Motor Credit Co LLC 5.303% 9/6/2029	6,610,000	6,655,509
Stellantis Financial Services US Corp 4.95% 9/15/2028 (h)	4,842,000	4,908,532
Synchrony Financial 3.7% 8/4/2026	129,000	128,543
Synchrony Financial 3.95% 12/1/2027	780,000	776,283
		32,152,135
Financial Services - 0.6%
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	547,000	494,319
Corebridge Financial Inc 3.65% 4/5/2027	4,362,000	4,334,393
Corebridge Financial Inc 3.85% 4/5/2029	355,000	349,225
Corebridge Financial Inc 3.9% 4/5/2032	1,323,000	1,255,724
Corebridge Financial Inc 4.35% 4/5/2042	96,000	82,083
Corebridge Financial Inc 6.05% 9/15/2033	285,000	302,426
Corebridge Global Funding 4.9% 12/3/2029 (h)	4,000,000	4,069,134
Corebridge Global Funding 5.9% 9/19/2028 (h)	1,806,000	1,886,149
Equitable Holdings Inc 4.35% 4/20/2028	252,000	252,934
Equitable Holdings Inc 4.572% 2/15/2029 (h)	3,685,000	3,702,347
Jackson Financial Inc 3.125% 11/23/2031	304,000	276,378
Jackson Financial Inc 5.17% 6/8/2027	1,172,000	1,186,717
Jackson Financial Inc 5.67% 6/8/2032	1,260,000	1,308,932
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	991,000	889,574
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	381,000	356,529
Pine Street Trust II 5.568% 2/15/2049 (h)	716,000	669,111
Voya Financial Inc 3.65% 6/15/2026	433,000	432,066
Voya Financial Inc 5.7% 7/15/2043	103,000	102,259
		21,950,300
Insurance - 0.5%
Aon Global Ltd 4.6% 6/14/2044	44,000	38,469
Athene Holding Ltd 3.5% 1/15/2031	187,000	176,678
Five Corners Funding Trust II 2.85% 5/15/2030 (h)	1,385,000	1,303,871
Liberty Mutual Group Inc 4.569% 2/1/2029 (h)	514,000	516,351
Lincoln National Corp 3.625% 12/12/2026	165,000	164,409
Marsh & McLennan Cos Inc 4.2% 3/1/2048	134,000	110,226
Marsh & McLennan Cos Inc 4.35% 1/30/2047	77,000	65,264
Marsh & McLennan Cos Inc 4.375% 3/15/2029	711,000	718,092
Marsh & McLennan Cos Inc 4.9% 3/15/2049	255,000	230,632
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (h)	730,000	471,906
MetLife Inc 4.125% 8/13/2042	171,000	145,798
MetLife Inc 4.6% 5/13/2046	55,000	49,191
MetLife Inc 4.721% 12/15/2044 (c)	137,000	123,406
MetLife Inc 5.3% 12/15/2034	2,696,000	2,803,706
Pacific LifeCorp 5.125% 1/30/2043 (h)	660,000	624,025
Prudential Financial Inc 3.878% 3/27/2028	114,000	113,920
Prudential Financial Inc 3.905% 12/7/2047	15,000	11,794
Prudential Financial Inc 3.935% 12/7/2049	294,000	227,648
Prudential Financial Inc 4.35% 2/25/2050	343,000	284,450
Prudential Financial Inc 4.418% 3/27/2048	174,000	146,193
Prudential Financial Inc 5.125% 3/1/2052 (c)	115,000	113,949
Prudential Financial Inc 5.7% 12/14/2036	10,000	10,596
Reinsurance Group of America Inc 5.75% 9/15/2034	3,500,000	3,650,088
Reinsurance Group of America Inc 6% 9/15/2033	4,140,000	4,409,633
Unum Group 4% 6/15/2029	554,000	547,991
Unum Group 4.046% 8/15/2041 (h)	111,000	89,787
Unum Group 5.75% 8/15/2042	867,000	859,630
Western-Southern Global Funding 4.9% 5/1/2030 (h)	514,000	526,026
		18,533,729
TOTAL FINANCIALS		334,199,331
Health Care - 0.9%
Biotechnology - 0.1%
Amgen Inc 1.65% 8/15/2028	532,000	501,432
Amgen Inc 2.6% 8/19/2026	288,000	285,768
Amgen Inc 5.15% 3/2/2028	1,562,000	1,598,535
		2,385,735
Health Care Providers & Services - 0.8%
Allina Health System 3.887% 4/15/2049	182,000	139,552
Banner Health 2.913% 1/1/2051	377,000	240,922
Centene Corp 2.45% 7/15/2028	1,232,000	1,153,570
Centene Corp 2.625% 8/1/2031	575,000	494,583
Centene Corp 3.375% 2/15/2030	640,000	588,950
Centene Corp 4.25% 12/15/2027	721,000	716,755
Centene Corp 4.625% 12/15/2029	1,121,000	1,087,307
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	277,000	172,138
Cigna Group/The 4.375% 10/15/2028	1,489,000	1,502,536
Cigna Group/The 4.8% 8/15/2038	1,120,000	1,072,423
Cigna Group/The 6.125% 11/15/2041	82,000	86,699
CVS Health Corp 2.875% 6/1/2026	206,000	204,957
CVS Health Corp 3% 8/15/2026	532,000	528,470
CVS Health Corp 3.25% 8/15/2029	482,000	465,289
CVS Health Corp 3.625% 4/1/2027	225,000	223,760
CVS Health Corp 4.3% 3/25/2028	655,000	657,169
CVS Health Corp 4.78% 3/25/2038	749,000	706,990
CVS Health Corp 4.875% 7/20/2035	85,000	83,626
CVS Health Corp 5% 1/30/2029	1,255,000	1,281,605
CVS Health Corp 5% 9/15/2032	985,000	1,005,361
CVS Health Corp 5.05% 3/25/2048	751,000	662,044
CVS Health Corp 5.125% 7/20/2045	242,000	218,479
CVS Health Corp 5.25% 1/30/2031	515,000	532,170
CVS Health Corp 5.3% 12/5/2043	120,000	111,765
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	292,000	221,846
HCA Inc 3.5% 9/1/2030	6,450,000	6,202,695
HCA Inc 3.625% 3/15/2032	333,000	314,529
HCA Inc 5.25% 6/15/2049	475,000	429,292
HCA Inc 5.625% 9/1/2028	1,513,000	1,559,564
HCA Inc 5.875% 2/1/2029	1,674,000	1,744,472
Humana Inc 1.35% 2/3/2027	346,000	335,852
Humana Inc 2.15% 2/3/2032	347,000	300,787
Humana Inc 3.125% 8/15/2029	223,000	213,840
Humana Inc 3.7% 3/23/2029	333,000	326,955
Humana Inc 4.95% 10/1/2044	69,000	60,893
Integris Baptist Medical Center Inc 3.875% 8/15/2050	313,000	226,647
Kaiser Foundation Hospitals 3.266% 11/1/2049	251,000	175,013
Kaiser Foundation Hospitals 4.15% 5/1/2047	180,000	149,720
Kaiser Foundation Hospitals 4.875% 4/1/2042	49,000	46,568
Mass General Brigham Inc 4.117% 7/1/2055	96,000	78,177
Memorial Sloan-Kettering Cancer Center 4.2% 7/1/2055	82,000	66,555
MyMichigan Health 3.409% 6/1/2050	129,000	89,454
New York and Presbyterian Hospital/The 4.024% 8/1/2045	96,000	79,194
New York and Presbyterian Hospital/The 4.063% 8/1/2056	72,000	56,029
Novant Health Inc 3.168% 11/1/2051	227,000	151,202
NYU Langone Hospitals 4.784% 7/1/2044	208,000	189,865
Orlando Health Obligated Group 3.327% 10/1/2050	208,000	146,673
Piedmont Healthcare Inc 2.719% 1/1/2042	42,000	29,766
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	74,000	43,725
Sabra Health Care LP 3.2% 12/1/2031	1,175,000	1,075,095
Sutter Health 3.361% 8/15/2050	504,000	352,385
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	265,000	268,695
Trinity Health Corp 2.632% 12/1/2040	121,000	88,307
West Virginia United Health System Obligated Group 3.129% 6/1/2050	170,000	106,731
		29,067,646
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (c)	168,000	175,566
Mylan Inc 4.55% 4/15/2028	502,000	502,530
Utah Acquisition Sub Inc 3.95% 6/15/2026	240,000	239,457
		917,553
TOTAL HEALTH CARE		32,370,934
Industrials - 0.5%
Aerospace & Defense - 0.3%
Boeing Co 2.7% 2/1/2027	217,000	213,837
Boeing Co 2.95% 2/1/2030	278,000	263,383
Boeing Co 3.625% 3/1/2048	110,000	78,540
Boeing Co 3.65% 3/1/2047	76,000	55,324
Boeing Co 3.75% 2/1/2050	424,000	308,357
Boeing Co 5.04% 5/1/2027	372,000	375,808
Boeing Co 5.15% 5/1/2030	706,000	725,422
Boeing Co 5.705% 5/1/2040	1,466,000	1,496,461
Boeing Co 5.805% 5/1/2050	869,000	854,744
Boeing Co 5.93% 5/1/2060	372,000	364,767
Boeing Co 6.259% 5/1/2027	654,000	671,015
Boeing Co 6.298% 5/1/2029	838,000	889,494
Boeing Co 6.388% 5/1/2031	635,000	689,098
Boeing Co 6.528% 5/1/2034	679,000	751,218
Boeing Co 6.858% 5/1/2054	1,023,000	1,148,971
Boeing Co 6.875% 3/15/2039	90,000	101,251
Boeing Co 7.008% 5/1/2064	965,000	1,096,482
		10,084,172
Building Products - 0.0%
Carrier Global Corp 2.493% 2/15/2027	245,000	241,016
Carrier Global Corp 2.722% 2/15/2030	427,000	402,005
Carrier Global Corp 3.377% 4/5/2040	171,000	138,165
Carrier Global Corp 3.577% 4/5/2050	131,000	96,441
Carrier Global Corp 5.9% 3/15/2034	284,000	304,641
Carrier Global Corp 6.2% 3/15/2054	176,000	190,297
Trane Technologies Holdco Inc 3.75% 8/21/2028	127,000	126,549
Trane Technologies Holdco Inc 4.3% 2/21/2048	136,000	113,797
		1,612,911
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	1,645,000	1,638,915
Uber Technologies Inc 4.8% 9/15/2035	1,297,000	1,290,150
		2,929,065
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 3.8% 3/21/2029	393,000	390,172
Trane Technologies Financing Ltd 4.65% 11/1/2044	165,000	149,277
		539,449
Professional Services - 0.1%
Paychex Inc 5.1% 4/15/2030	284,000	292,381
Paychex Inc 5.35% 4/15/2032	395,000	409,057
Paychex Inc 5.6% 4/15/2035	309,000	323,614
Verisk Analytics Inc 4.5% 8/15/2030	814,000	820,159
Verisk Analytics Inc 5.125% 2/15/2036	1,832,000	1,840,364
		3,685,575
TOTAL INDUSTRIALS		18,851,172
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.15% 2/15/2029	1,653,000	1,651,208
Dell International LLC / EMC Corp 4.5% 2/15/2031	3,271,000	3,266,331
Dell International LLC / EMC Corp 4.75% 10/6/2032	2,181,000	2,178,134
Dell International LLC / EMC Corp 4.9% 10/1/2026	259,000	260,202
Dell International LLC / EMC Corp 5.1% 2/15/2036	3,460,000	3,416,969
Dell International LLC / EMC Corp 5.3% 10/1/2029	690,000	712,005
Dell International LLC / EMC Corp 6.1% 7/15/2027	298,000	306,144
Dell International LLC / EMC Corp 6.2% 7/15/2030	258,000	275,616
Dell International LLC / EMC Corp 8.1% 7/15/2036	287,000	347,766
Dell International LLC / EMC Corp 8.35% 7/15/2046	141,000	178,861
		12,593,236
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	192,000	190,358
Broadcom Inc 1.95% 2/15/2028	209,000	200,597
Broadcom Inc 2.45% 2/15/2031	2,705,000	2,474,206
Broadcom Inc 2.6% 2/15/2033	1,777,000	1,564,856
Broadcom Inc 3.419% 4/15/2033	160,000	148,106
Broadcom Inc 3.469% 4/15/2034	117,000	106,686
Broadcom Inc 3.5% 2/15/2041	1,275,000	1,037,193
Broadcom Inc 4.3% 11/15/2032	344,000	339,328
Broadcom Inc 4.75% 4/15/2029	469,000	477,803
		6,539,133
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	1,243,000	1,216,072
Oracle Corp 4.8% 9/26/2032	2,073,000	2,001,320
Oracle Corp 5.2% 9/26/2035	1,887,000	1,807,898
Oracle Corp 5.875% 9/26/2045	1,164,000	1,051,236
Oracle Corp 5.95% 9/26/2055	1,459,000	1,292,695
Oracle Corp 6.1% 9/26/2065	1,502,000	1,324,753
		8,693,974
TOTAL INFORMATION TECHNOLOGY		27,826,343
Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (c)	943,000	986,515
Celanese US Holdings LLC 7.05% 11/15/2030 (c)	1,533,000	1,615,287
Celanese US Holdings LLC 7.2% 11/15/2033 (c)	895,000	945,492
TOTAL MATERIALS		3,547,294
Real Estate - 2.5%
Diversified REITs - 0.3%
Piedmont Operating Partnership LP 2.75% 4/1/2032	184,000	157,968
Store Capital LLC 2.75% 11/18/2030	6,596,000	6,005,102
Store Capital LLC 4.625% 3/15/2029	225,000	224,171
VICI Properties LP 4.75% 2/15/2028	964,000	973,415
VICI Properties LP 4.75% 4/1/2028	522,000	527,494
VICI Properties LP 4.95% 2/15/2030	1,228,000	1,242,740
VICI Properties LP 5.125% 5/15/2032	823,000	828,694
VICI Properties LP 5.75% 4/1/2034	377,000	389,063
Vornado Realty LP 2.15% 6/1/2026	237,000	234,388
WP Carey Inc 2.4% 2/1/2031	477,000	429,904
WP Carey Inc 3.85% 7/15/2029	160,000	157,733
		11,170,672
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc 2% 5/18/2032	254,000	214,760
Alexandria Real Estate Equities Inc 3% 5/18/2051	193,000	117,929
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	316,000	267,080
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	523,000	529,981
Healthcare Realty Holdings LP 3.1% 2/15/2030	165,000	156,735
Healthcare Realty Holdings LP 3.5% 8/1/2026	172,000	171,072
Healthpeak OP LLC 3% 1/15/2030	343,000	324,981
Healthpeak OP LLC 3.25% 7/15/2026	72,000	71,649
Healthpeak OP LLC 3.5% 7/15/2029	82,000	79,701
Omega Healthcare Investors Inc 3.25% 4/15/2033	2,605,000	2,315,749
Omega Healthcare Investors Inc 3.375% 2/1/2031	416,000	388,380
Omega Healthcare Investors Inc 3.625% 10/1/2029	742,000	718,413
Omega Healthcare Investors Inc 4.5% 4/1/2027	2,294,000	2,301,551
Omega Healthcare Investors Inc 4.75% 1/15/2028	801,000	807,273
Ventas Realty LP 3% 1/15/2030	958,000	912,092
Ventas Realty LP 3.25% 10/15/2026	96,000	95,467
Ventas Realty LP 3.85% 4/1/2027	260,000	259,322
Ventas Realty LP 4% 3/1/2028	876,000	874,779
Ventas Realty LP 4.125% 1/15/2026	235,000	234,974
Ventas Realty LP 4.375% 2/1/2045	178,000	149,432
Ventas Realty LP 4.75% 11/15/2030	1,258,000	1,275,657
Ventas Realty LP 4.875% 4/15/2049	78,000	68,201
		12,335,178
Industrial REITs - 0.0%
LXP Industrial Trust 2.375% 10/1/2031	83,000	72,555
LXP Industrial Trust 2.7% 9/15/2030	230,000	210,911
		283,466
Office REITs - 0.2%
Boston Properties LP 2.75% 10/1/2026	192,000	189,995
Boston Properties LP 3.25% 1/30/2031	1,011,000	948,187
Boston Properties LP 4.5% 12/1/2028	489,000	492,161
Boston Properties LP 6.75% 12/1/2027	1,962,000	2,052,192
COPT Defense Properties LP 2% 1/15/2029	228,000	212,942
COPT Defense Properties LP 2.25% 3/15/2026	209,000	208,074
COPT Defense Properties LP 2.75% 4/15/2031	310,000	282,763
COPT Defense Properties LP 4.5% 10/15/2030	331,000	329,393
Hudson Pacific Properties LP 4.65% 4/1/2029	972,000	898,483
		5,614,190
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP 3.95% 11/15/2027	579,000	567,497
Brandywine Operating Partnership LP 4.55% 10/1/2029	734,000	700,540
Brandywine Operating Partnership LP 8.3% 3/15/2028	2,672,000	2,816,935
CBRE Services Inc 2.5% 4/1/2031	699,000	634,006
Digital Realty Trust LP 3.7% 8/15/2027	219,000	217,813
Essex Portfolio LP 3% 1/15/2030	51,000	48,446
Essex Portfolio LP 4% 3/1/2029	167,000	165,705
Extra Space Storage LP 4.95% 1/15/2033	4,608,000	4,657,861
Tanger Properties LP 2.75% 9/1/2031	6,551,000	5,928,047
Tanger Properties LP 3.125% 9/1/2026	767,000	761,304
Tanger Properties LP 3.875% 7/15/2027	170,000	169,072
		16,667,226
Residential REITs - 0.7%
American Homes 4 Rent LP 2.375% 7/15/2031	95,000	84,921
American Homes 4 Rent LP 3.625% 4/15/2032	389,000	367,422
American Homes 4 Rent LP 4.25% 2/15/2028	264,000	264,524
American Homes 4 Rent LP 4.95% 6/15/2030	7,639,000	7,791,859
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	6,299,000	6,113,995
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	4,255,000	4,316,786
Sun Communities Operating LP 2.3% 11/1/2028	210,000	199,828
Sun Communities Operating LP 2.7% 7/15/2031	6,542,000	5,944,899
UDR Inc 2.1% 6/15/2033	446,000	370,932
		25,455,166
Retail REITs - 0.5%
Brixmor Operating Partnership LP 3.9% 3/15/2027	155,000	154,540
Brixmor Operating Partnership LP 4.05% 7/1/2030	6,304,000	6,214,931
Brixmor Operating Partnership LP 4.125% 5/15/2029	819,000	815,670
Brixmor Operating Partnership LP 4.125% 6/15/2026	791,000	790,513
Kite Realty Group Trust 4.75% 9/15/2030	1,220,000	1,233,471
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	5,482,000	5,731,733
Realty Income Corp 2.2% 6/15/2028	100,000	95,912
Realty Income Corp 2.85% 12/15/2032	123,000	110,328
Realty Income Corp 3.25% 1/15/2031	128,000	121,860
Realty Income Corp 3.4% 1/15/2028	200,000	197,783
Simon Property Group LP 2.2% 2/1/2031	731,000	661,076
Simon Property Group LP 2.45% 9/13/2029	205,000	193,786
Simon Property Group LP 3.25% 9/13/2049	320,000	220,423
		16,542,026
TOTAL REAL ESTATE		88,067,924
Utilities - 1.2%
Electric Utilities - 0.8%
Alabama Power Co 1.45% 9/15/2030	500,000	443,417
Alabama Power Co 3.05% 3/15/2032	828,000	768,347
Alabama Power Co 3.7% 12/1/2047	162,000	123,643
Alabama Power Co 3.75% 3/1/2045	27,000	21,239
Alabama Power Co 4.15% 8/15/2044	127,000	106,080
Alabama Power Co 4.3% 7/15/2048	161,000	133,697
Alabama Power Co 5.2% 6/1/2041	106,000	103,861
Appalachian Power Co 4.45% 6/1/2045	165,000	137,596
Appalachian Power Co 4.5% 3/1/2049	251,000	205,660
Baltimore Gas and Electric Co 2.9% 6/15/2050	220,000	140,722
Baltimore Gas and Electric Co 3.5% 8/15/2046	69,000	51,114
Cleco Corporate Holdings LLC 3.375% 9/15/2029	433,000	407,198
Cleco Corporate Holdings LLC 3.743% 5/1/2026	1,810,000	1,805,019
Commonwealth Edison Co 3.2% 11/15/2049	467,000	315,647
Commonwealth Edison Co 3.65% 6/15/2046	78,000	59,589
Commonwealth Edison Co 3.7% 3/1/2045	85,000	66,497
Commonwealth Edison Co 3.75% 8/15/2047	169,000	129,187
Commonwealth Edison Co 4% 3/1/2048	187,000	148,531
Commonwealth Edison Co 4% 3/1/2049	164,000	127,814
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	99,000	95,871
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	78,000	60,507
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	219,000	190,914
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	260,000	212,728
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	287,000	248,434
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	69,000	70,468
Duke Energy Carolinas LLC 2.85% 3/15/2032	83,000	76,009
Duke Energy Carolinas LLC 3.2% 8/15/2049	219,000	149,594
Duke Energy Carolinas LLC 3.75% 6/1/2045	55,000	43,220
Duke Energy Carolinas LLC 3.875% 3/15/2046	107,000	84,722
Duke Energy Carolinas LLC 4% 9/30/2042	103,000	86,395
Duke Energy Corp 2.45% 6/1/2030	529,000	490,441
Duke Energy Corp 2.65% 9/1/2026	366,000	362,879
Duke Energy Corp 4.2% 6/15/2049	260,000	204,629
Duke Energy Corp 4.8% 12/15/2045	76,000	67,382
Duke Energy Florida LLC 3.4% 10/1/2046	69,000	50,332
Duke Energy Ohio Inc 4.3% 2/1/2049	744,000	608,083
Duke Energy Progress LLC 3.4% 4/1/2032	334,000	315,969
Duke Energy Progress LLC 4.15% 12/1/2044	49,000	40,813
Duke Energy Progress LLC 4.375% 3/30/2044	55,000	47,056
Duquesne Light Holdings Inc 2.532% 10/1/2030 (h)	166,000	150,801
Duquesne Light Holdings Inc 2.775% 1/7/2032 (h)	574,000	510,086
Entergy Corp 2.95% 9/1/2026	129,000	128,040
Entergy Corp 3.75% 6/15/2050	113,000	82,059
Entergy Louisiana LLC 4.2% 9/1/2048	87,000	70,304
Entergy Tex Inc 3.55% 9/30/2049	111,000	79,136
Entergy Tex Inc 4% 3/30/2029	485,000	484,303
Exelon Corp 2.75% 3/15/2027	183,000	180,230
Exelon Corp 3.35% 3/15/2032	222,000	207,695
Exelon Corp 4.05% 4/15/2030	218,000	215,842
Exelon Corp 5.1% 6/15/2045	30,000	27,738
FirstEnergy Corp 2.25% 9/1/2030	370,000	334,991
FirstEnergy Corp 3.4% 3/1/2050	100,000	68,972
FirstEnergy Corp 3.9% 7/15/2027 (i)	233,000	232,070
FirstEnergy Corp 4.85% 7/15/2047 (i)	129,000	113,563
FirstEnergy Transmission LLC 4.75% 1/15/2033 (h)	6,262,000	6,260,001
Interstate Power and Light Co 2.3% 6/1/2030	381,000	349,766
IPALCO Enterprises Inc 4.25% 5/1/2030	1,025,000	1,001,874
Pacific Gas and Electric Co 3.15% 1/1/2026	400,355	400,355
Pacific Gas and Electric Co 3.25% 6/1/2031	167,000	155,392
Pacific Gas and Electric Co 4.2% 6/1/2041	834,000	694,820
Pacific Gas and Electric Co 4.55% 7/1/2030	1,037,586	1,033,128
Pacific Gas and Electric Co 4.75% 2/15/2044	33,000	27,868
Potomac Electric Power Co 6.5% 11/15/2037	104,000	116,647
Progress Energy Inc 6% 12/1/2039	143,000	151,131
Southern Co/The 3.25% 7/1/2026	302,000	300,957
Southern Co/The 4.4% 7/1/2046	201,000	169,567
Southern Co/The 4.85% 3/15/2035	4,500,000	4,444,661
Tampa Electric Co 4.45% 6/15/2049	321,000	268,071
Tampa Electric Co 6.15% 5/15/2037	172,000	183,732
Virginia Electric and Power Co 3.8% 4/1/2028	409,000	407,482
Washington Natural Gas Co 4.3% 5/20/2045	176,000	146,600
Wisconsin Electric Power Co 4.25% 6/1/2044	129,000	108,890
		27,908,076
Gas Utilities - 0.0%
Southern Co Gas Capital Corp 3.95% 10/1/2046	371,000	290,270
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 1.375% 1/15/2026	4,000,000	3,995,365
AES Corp/The 2.45% 1/15/2031	807,000	731,656
AES Corp/The 3.95% 7/15/2030 (h)	941,000	918,448
		5,645,469
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co 3.25% 4/15/2028	274,000	270,069
Berkshire Hathaway Energy Co 3.7% 7/15/2030	275,000	270,377
Berkshire Hathaway Energy Co 3.8% 7/15/2048	274,000	207,509
Berkshire Hathaway Energy Co 4.25% 10/15/2050	237,000	189,513
Berkshire Hathaway Energy Co 4.5% 2/1/2045	182,000	157,851
Berkshire Hathaway Energy Co 5.15% 11/15/2043	212,000	203,549
Delmarva Power & Light Co 4% 6/1/2042	110,000	92,237
NiSource Inc 1.7% 2/15/2031	444,000	389,614
NiSource Inc 2.95% 9/1/2029	1,074,000	1,030,554
NiSource Inc 3.49% 5/15/2027	210,000	208,638
NiSource Inc 3.6% 5/1/2030	1,800,000	1,748,788
NiSource Inc 3.95% 3/30/2048	274,000	213,697
NiSource Inc 4.375% 5/15/2047	131,000	108,571
Puget Energy Inc 4.1% 6/15/2030	1,710,000	1,674,554
Puget Energy Inc 4.224% 3/15/2032	756,000	724,871
		7,490,392
Water Utilities - 0.0%
American Water Capital Corp 3.45% 6/1/2029	167,000	163,693
American Water Capital Corp 6.593% 10/15/2037	179,000	202,544
		366,237
TOTAL UTILITIES		41,700,444
TOTAL UNITED STATES		664,751,237
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $784,294,939)		788,650,380

U.S. Government Agency - Mortgage Securities - 20.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.1%
Fannie Mae 2% 11/1/2051	1,244,650	1,016,436
Fannie Mae 2% 3/1/2052	1,489,589	1,215,067
Fannie Mae 2.5% 1/1/2052	571,532	487,671
Fannie Mae 2.5% 6/1/2052	1,324,001	1,140,488
Fannie Mae 3% 10/1/2031	48,899	47,876
Fannie Mae 3% 11/1/2047	10,739	9,700
Fannie Mae 3.5% 2/1/2045	365,211	348,935
Fannie Mae 4% 4/1/2050	15,340	14,722
Fannie Mae 5.5% 2/1/2055	90,752	92,074
Fannie Mae 6.5% 7/1/2054	267,106	281,598
Fannie Mae 7% 6/1/2054	19,007	20,282
Fannie Mae 7% 7/1/2054	18,940	20,270
Fannie Mae 7% 8/1/2054	20,861	22,208
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.396% 5/1/2036 (c)(d)	1,930	1,979
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (c)(d)	284	291
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5405%, 6.285% 11/1/2034 (c)(d)	35,743	36,757
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (c)(d)	332	341
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.391% 11/1/2036 (c)(d)	4,685	4,822
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.561% 6/1/2042 (c)(d)	3,107	3,233
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.618% 7/1/2035 (c)(d)	324	333
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (c)(d)	2,161	2,231
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (c)(d)	1,004	1,048
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (c)(d)	2,062	2,154
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (c)(d)	1,768	1,848
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (c)(d)	2,355	2,432
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (c)(d)	601	626
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.534% 11/1/2034 (c)(d)	2,375	2,452
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 6.785% 9/1/2036 (c)(d)	4,287	4,447
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (c)(d)	1,502	1,562
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.944% 10/1/2033 (c)(d)	5,678	5,783
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (c)(d)	454	464
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.2597%, 6.508% 8/1/2036 (c)(d)	7,140	7,311
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 6.38% 10/1/2033 (c)(d)	623	637
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.462%, 6.452% 5/1/2035 (c)(d)	803	823
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	763,279	691,957
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	38,219	32,520
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	57,189	52,006
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	528,874	479,455
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	504,031	456,934
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	272,896	247,396
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	12,129	10,996
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	11,832	10,726
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	596,954	542,106
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	117,772	107,099
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	107,539	97,894
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	103,115	93,866
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	94,570	85,999
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	34,036	30,952
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	37,333	31,815
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	670,265	565,040
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	1,200,679	933,730
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	805,480	626,397
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	530,185	480,644
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	38,029	32,383
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	1,143,771	889,475
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	493,861	384,061
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	111,949	101,488
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	39,025	33,180
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	39,895	33,896
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	19,729	15,294
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	681,697	619,703
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	780,808	637,398
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2030	6,895	6,658
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	283,348	263,536
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	17,670	16,434
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	11,671	10,855
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	10,503	9,768
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	189,260	154,558
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	71,662	59,239
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	448,974	369,738
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	387,255	319,517
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	19,172	15,573
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	72,340	67,010
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	53,229	43,685
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	48,262	39,745
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	33,020	27,244
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	52,858	48,981
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	149,193	132,012
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	15,915	13,142
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,700,434	2,218,795
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	718,929	581,268
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	527,345	435,102
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	311,873	306,708
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	538,535	500,375
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	49,709	46,187
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	34,452	32,011
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	34,095	31,764
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	17,757	16,577
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	335,016	276,101
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	52,061	42,840
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	22,476	18,531
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	142,635	132,528
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,799	13,751
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	778,903	640,468
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	551,297	454,348
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	497,386	409,607
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	191,837	157,981
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	50,917	41,899
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	34,939	28,805
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2035	6,428	6,025
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	68,158	60,240
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	794,589	648,151
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	22,693	18,738
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	51,764	48,209
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	2,514,144	2,214,837
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	56,630	52,741
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	660,618	580,007
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	49,077	43,367
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	237,158	221,465
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	149,112	139,245
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	62,626	58,188
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	478,603	421,426
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,037,296	847,425
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	65,470	53,977
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,202,143	981,722
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	32,102	26,196
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	17,780	14,509
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2028	4,480	4,385
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	584,072	545,423
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	156,033	145,708
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	45,939	42,899
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	11,683	10,910
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	89,641	73,405
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	51,939	42,237
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	26,562	24,804
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	97,188	79,216
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	8,697	8,464
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	5,920	5,759
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	2,750	2,674
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	172,279	166,788
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	56,953	55,425
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	54,230	52,875
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	11,443	11,068
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	14,535	13,967
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	9,086	8,747
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2035	72,094	68,715
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	199,698	177,909
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	29,600	25,738
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	9,457	8,223
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2050	50,820	43,506
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	3,705,871	3,208,434
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	243,297	208,206
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	455,797	391,624
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	103,863	88,851
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	163,772	158,623
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	28,024	26,989
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	25,201	24,036
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	37,067	33,802
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	5,028	4,578
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	7,858	6,986
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	1,048,056	904,756
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	278,086	238,239
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	3,211	3,143
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	1,778	1,748
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	1,211	1,180
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	115,355	111,726
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	11,142	10,843
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	100,820	96,159
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2035	61,882	58,925
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2039	9,255	8,427
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,139,330	1,025,552
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	455,360	408,268
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	359,119	323,432
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	337,503	303,890
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	292,392	262,424
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	106,116	95,463
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	61,148	52,348
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,382,347	1,183,404
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,055,335	904,114
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2026	709	703
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	3,045	2,981
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	2,390	2,339
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	12,823	12,508
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	2,379	2,321
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	292,453	283,009
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	5,247	5,073
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	9,726	9,343
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	631,800	540,873
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051 (e)	2,811,427	2,415,601
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	488,187	417,929
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	17,379	17,121
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	1,918	1,857
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	88,237	85,498
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	18,841	17,981
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	16,967	16,172
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	300,458	271,101
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	928,371	836,552
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2050	32,396	27,703
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	107,449	103,931
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	15,198	14,481
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	93,535	84,861
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	133,701	121,273
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	963,986	824,349
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,475,609	1,272,928
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	563,901	484,332
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	9,372	9,195
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	2,164	2,114
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	11,584	11,263
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	327,969	313,421
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	159,629	154,605
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2040	62,888	57,097
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	282,605	254,906
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	369,025	331,157
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	53,985	48,114
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	15,648	13,916
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	654	569
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	408,565	355,128
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,000,121	2,578,666
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,374,002	1,178,836
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,128,930	974,573
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	602,361	516,047
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	2,027	1,991
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	732	718
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	33,844	32,237
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	19,251	18,337
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	218,235	198,072
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	155,728	140,447
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	116,818	105,703
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	58,549	52,587
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	23,614	21,219
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	7,887	6,863
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	3,033	2,640
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,467,426	2,125,430
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,597,731	1,366,793
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,214,023	1,045,754
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	86,249	83,683
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	7,329	7,051
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	445,618	424,459
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	23,181	22,080
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	233,187	211,430
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	11,883	10,340
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	11,792	10,165
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	146,020	126,192
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	40,979	35,043
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2026	334	332
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	2,310	2,260
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	655,945	636,139
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	15,724	14,972
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	13,937	13,271
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	18,135	16,425
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	195,192	175,756
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	123,579	111,576
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	85,562	73,863
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	80,153	69,745
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	36,368	31,645
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	9,464	8,235
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,365,777	1,178,182
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	10,412	10,198
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	7,010	6,863
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	5,612	5,489
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	4,866	4,764
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	3,416	3,343
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	815	797
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	7,218	7,000
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	8,914	8,600
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	6,249	6,005
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	444,003	422,782
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	57,165	54,433
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	8,076	7,368
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	14,331	12,264
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	668,881	571,990
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	537,113	459,309
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	515,871	441,145
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	29,808	29,183
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	18,997	18,590
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	7,379	7,218
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	6,894	6,753
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	5,993	5,872
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	3,417	3,341
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	3,354	3,285
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	3,095	3,030
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	2,651	2,598
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	2,147	2,105
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	2,045	2,002
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2034	15,698	14,972
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	388,838	349,350
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	5,576	4,853
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	1,425	1,416
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	1,308	1,300
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	381	378
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	8,259	8,132
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	2,268	2,233
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	1,654	1,636
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	1,371	1,352
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	201	200
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	21,424	21,033
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	16,215	15,928
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	20,076	19,645
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	2,456	2,402
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	403,219	392,621
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	20,778	19,591
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	42,710	39,451
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	23,818	22,043
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	22,615	20,964
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,356	18,049
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,149	17,700
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,299	14,117
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,577	11,611
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,208	9,455
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,186	8,576
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,446	6,925
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,560	5,179
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,503	4,174
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,103	3,789
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	3,113	2,844
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	23,126	21,024
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	13,739	12,491
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	2,367	2,152
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	108,927	98,689
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	82,506	74,751
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	57,644	52,226
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	54,855	49,699
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	44,291	40,128
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	36,409	32,987
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	32,562	29,501
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	8,077	7,317
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	5,060	4,584
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	4,033	3,654
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	10,385	9,380
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	561,547	501,572
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	660,029	588,093
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	131,820	117,370
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	42,082	37,469
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	41,374	36,865
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	36,690	32,668
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	30,737	27,368
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	6,715	6,659
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	1,379	1,368
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	9,092	8,957
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	12,906	12,684
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	4,383	4,308
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	3,356	3,296
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	2,365	2,325
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	2,329	2,288
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	12,483	12,227
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	4,029	3,944
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	38,925	38,002
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	33,614	30,924
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	18,046	16,529
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	14,015	12,889
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	13,345	12,225
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	12,139	11,146
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	467,661	430,753
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	485,500	443,054
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	43,460	39,375
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	40,044	36,280
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	36,139	32,742
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	31,488	28,529
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	30,692	27,845
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	22,051	19,978
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	10,652	9,664
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	10,254	9,290
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	6,518	5,905
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	5,446	4,934
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	13,132	11,861
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	761,088	682,181
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (g)	1,298,100	1,165,545
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	435,338	387,891
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	2,390	2,377
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	896	890
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	645	641
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	8,100	8,029
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	2,286	2,266
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	530	525
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	4,761	4,674
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	4,287	4,214
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	4,198	4,125
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	3,978	3,879
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	29,022	28,348
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	52,500	51,556
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	33,207	30,716
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	17,779	16,452
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,583	7,031
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	6,692	6,168
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	3,699	3,432
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	2,852	2,625
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2045	3,291	2,988
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	611,665	557,997
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	600,982	548,252
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	401,917	364,141
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	360,159	331,886
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	241,672	218,957
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	224,354	203,267
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	118,182	107,074
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	34,497	31,255
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	6,470	5,862
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	5,188	4,700
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	4,640	4,204
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	17,961	16,222
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	7,546	6,815
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	168,771	152,434
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	110,078	98,390
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	11,626	10,428
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,959	15,243
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	664	659
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	330	328
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	241	240
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	167	166
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	14,163	13,956
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	5,959	5,857
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	1,346	1,324
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	4,261	4,172
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	143,375	140,497
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	54,855	53,524
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	51,158	49,846
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	429,165	395,911
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	175,633	162,106
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	36,295	33,411
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,830	23,055
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,070	22,289
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	13,902	12,880
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	13,396	12,362
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,786	9,069
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,832	9,064
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,265	8,587
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,915	8,262
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,755	8,088
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,567	6,981
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,172	3,901
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,057	1,894
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	29,999	27,317
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	20,353	18,514
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	17,337	15,759
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	286,660	259,717
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	80,050	72,526
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	39,871	36,124
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	25,127	22,765
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	24,331	22,044
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	11,694	10,594
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	6,458	5,851
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	6,055	5,486
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	13,966	12,614
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	8,060	7,280
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,023,488	914,816
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	788,536	705,058
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	473,861	422,215
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	393,181	352,048
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	1,320	1,311
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	1,184	1,176
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	654	649
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	373	370
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	27,540	27,210
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	15,661	15,478
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	17,076	16,813
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	8,724	8,593
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	1,684	1,659
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	915	901
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	90,078	88,713
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	18,122	17,786
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	5,086	5,000
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	2,989	2,935
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	11,506	11,266
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	21,510	21,000
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	13,392	13,082
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	36,294	35,671
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	143,945	135,724
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	152,667	141,214
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	113,122	104,677
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	59,816	55,446
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	53,468	49,475
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,919	11,961
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,470	11,492
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,420	11,439
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,490	7,831
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,296	4,874
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	939	892
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	11,405	10,417
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	37,267	33,881
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	13,795	12,541
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	10,444	9,495
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	4,370	3,973
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	202,458	183,429
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	86,257	78,150
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	60,898	55,174
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	6,442	5,836
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	9,060	8,183
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	218,310	195,131
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	39,486	35,158
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	3,190	3,167
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	1,363	1,353
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	21,792	21,508
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	1,008	996
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	3,422	3,396
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	1,984	1,953
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	929	915
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	31,386	30,676
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	18,510	18,102
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	7,386	7,221
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	3,894	3,808
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	21,055	20,606
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	6,705	6,549
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2038	13,059	12,354
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	12,317	11,402
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	5,874	5,417
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	14,799	13,560
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	12,343	11,221
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	10,260	9,328
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	8,417	7,652
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	220,062	200,753
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	13,508	12,239
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	10,201	9,280
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	5,932	5,367
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	262,386	239,119
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	26,931	24,324
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	18,678	16,870
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	13,475	12,170
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,037,375	931,768
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	627,742	558,932
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	4,040	4,010
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	1,725	1,713
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	1,008	1,001
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	961	954
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	1,554	1,535
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	825	815
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	7,648	7,526
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	7,187	7,052
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	5,196	5,089
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	4,736	4,647
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	5,854	5,724
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2039	3,843	3,627
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	144,994	134,366
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	30,378	28,128
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	26,407	24,227
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	17,722	16,325
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	13,288	12,241
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	88,407	80,707
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	4,598	4,202
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	2,943	2,688
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	1,729	1,584
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	9,646	8,769
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	6,740	6,127
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	4,315	3,923
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	3,065	2,786
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	3,001	2,729
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,738	2,489
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,196	1,997
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	39,993	36,121
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	36,547	33,009
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	885,213	796,756
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	751	745
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	519	516
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	495	491
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	373	370
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	23,083	22,650
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	10,847	10,649
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	2,560	2,510
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	8,567	8,374
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	4,756	4,648
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	3,925	3,836
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	3,487	3,408
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	331,978	305,853
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	115,647	106,330
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	60,628	55,721
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	56,999	52,575
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	39,111	35,947
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	37,134	34,209
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,548	10,638
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,412	10,554
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	9,117	8,428
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	8,099	7,487
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	4,116	3,789
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	29,880	27,251
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	16,317	14,895
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	198,812	181,493
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	21,430	19,443
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	20,833	18,940
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	8,862	8,056
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	4,784	4,350
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	3,812	3,466
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	45,472	40,786
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	68,140	60,905
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	1,906,346	1,702,744
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	3,870	3,840
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	2,959	2,937
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2028	1,427	1,417
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	9,166	9,053
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	4,900	4,834
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	3,730	3,681
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	1,812	1,788
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	13,797	13,571
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	12,308	12,112
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	18,361	18,016
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2042	68,474	63,280
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	246,642	227,274
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	55,257	50,885
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	47,574	43,754
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	24,662	22,697
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	14,122	12,995
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	11,158	10,343
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	11,109	10,235
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	9,368	8,697
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	8,928	8,219
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,673	7,060
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,190	6,618
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	5,078	4,676
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	21,761	19,836
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	13,168	12,002
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	6,601	5,984
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	41,782	37,907
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	7,466	6,755
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2048	127,010	114,715
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,279,749	2,051,939
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	2,277	2,261
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	2,057	2,042
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	8,085	7,977
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	6,376	6,289
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	3,630	3,581
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	3,547	3,497
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	3,787	3,726
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	3,726	3,665
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	3,208	3,157
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	39,184	38,287
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	5,609	5,480
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	104,296	102,557
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2039	80,683	76,125
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	233,286	214,711
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	34,627	31,870
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	34,252	31,564
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	30,470	28,046
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	24,820	22,818
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	24,110	22,209
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	23,750	21,850
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	20,293	18,685
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	14,751	13,561
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	11,495	10,609
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,831	7,237
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,428	6,853
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	6,877	6,326
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	6,709	6,167
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	3,914	3,600
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	2,797	2,577
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	2,378	2,176
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	8,035	7,370
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	7,190	6,599
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	7,168	6,503
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	4,815	4,368
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	30,038	27,214
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	24,649	22,332
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	15,858	14,348
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	38,968	34,915
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	664,434	596,585
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2026	509	507
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	619	614
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	9,737	9,607
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	9,354	9,222
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,329	3,281
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,133	3,091
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,708	2,667
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,575	2,538
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,419	2,383
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	316	312
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	1,909	1,877
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	4,958	4,856
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	225,921	220,628
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	9,322	9,125
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	6,111	5,961
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	9,571	9,030
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	71,952	66,418
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	30,545	28,072
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	14,892	13,706
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	13,533	12,471
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	12,556	11,547
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	9,292	8,546
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	8,362	7,693
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	8,231	7,569
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	7,662	7,031
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	309,605	281,762
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	33,889	30,897
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	14,075	12,818
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	5,178	4,700
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	9,968	9,088
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	8,533	7,742
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	7,732	7,015
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,914	4,458
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,057,714	951,028
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	127,351	114,108
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	92,565	82,940
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	629	624
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	461	457
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	409	406
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	405	402
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	331	328
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	11,322	11,131
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	1,968	1,934
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	1,884	1,852
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	1,128	1,109
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	33,427	32,644
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	22,125	21,740
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	14,170	13,842
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	6,872	6,695
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	5,476	5,335
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	3,322	3,239
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	3,304	3,225
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	2,085	2,033
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	227,487	222,855
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	127,107	117,074
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	99,789	91,802
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	16,673	15,362
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	10,040	9,236
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	632,107	575,658
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	118,059	107,110
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	11,533	10,464
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	8,825	8,007
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	6,201	5,626
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	4,998	4,534
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	58,478	52,817
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	12,521	11,309
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	19,264	17,453
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	70,579	63,196
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	49,057	43,803
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	16,467	16,239
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	54,609	53,696
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	1,466	1,397
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	148,666	142,025
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	28,552	27,257
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	25,118	23,934
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	10,583	10,090
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	9,929	9,473
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	3,441	3,279
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	3,399	3,232
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2044	11,181	10,686
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	144,355	136,771
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	123,844	117,142
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	7,655	7,242
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	5,733	5,449
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	5,504	5,207
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	4,185	3,950
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	3,584	3,389
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	34,449	32,453
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	16,354	15,406
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	13,275	12,506
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	7,460	7,028
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	219,449	206,459
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	193,753	182,283
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	76,543	72,011
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	42,202	39,704
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	27,842	26,168
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	25,823	24,294
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	22,466	21,136
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	6,309	5,936
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	279,186	263,968
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	74,954	69,698
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	71,998	67,219
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	2,305	2,275
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	72,271	69,014
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	34,987	33,468
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	21,050	20,101
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	19,968	19,045
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	14,835	14,105
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,763	3,596
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	2,866	2,726
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	5,047	4,797
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	122,790	115,903
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	67,392	63,578
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	17,908	16,892
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	7,778	7,448
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	249,308	234,549
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	24,407	22,963
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	258,041	244,056
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	9,754	9,165
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	371,159	349,535
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	2,235,287	2,086,200
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	30,177	28,840
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	10,852	10,334
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,832	7,471
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	6,451	6,154
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,617	5,367
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	2,231	2,129
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	23,623	22,550
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	19,759	18,884
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	493,797	465,618
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	107,406	101,356
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,988	3,751
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	10,830	10,188
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	343,195	319,340
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	10,990	10,806
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	221,431	212,106
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	90,658	86,765
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	38,252	36,563
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	21,214	20,165
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	10,010	9,576
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,531	9,068
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	8,684	8,260
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	5,732	5,444
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	4,002	3,813
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	2,681	2,549
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,907	1,833
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	821	792
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	64,952	61,277
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	11,404	10,750
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	6,707	6,326
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	69,328	66,147
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	8,080	7,968
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	67,002	65,987
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	15,534	14,841
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	28,771	27,393
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	27,897	26,644
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	16,128	15,362
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	9,998	9,481
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	59,446	56,190
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	7,187	6,791
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	6,177	5,833
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	5,894	5,575
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	36,186	34,089
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	17,916	16,855
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	148,194	137,940
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	2,193	2,174
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	5,122	5,051
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	25,117	23,922
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	12,703	11,992
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	836,252	797,899
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	108,980	104,040
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	209,921	195,067
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	9,848	9,699
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	4,848	4,780
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	9,926	9,648
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	89,845	85,842
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	34,763	33,224
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	20,568	19,623
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	8,119	7,771
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	5,929	5,677
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	146,670	138,171
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	124,652	117,429
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	79,276	74,682
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	1,415	1,408
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2039	13,326	12,933
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	75,389	72,160
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	62,190	59,468
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	12,133	11,615
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	8,260	7,870
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	2,361	2,285
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	44,741	42,148
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	19,148	18,038
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	2,762	2,721
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2035	64,560	63,663
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	42,621	41,046
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	6,519	6,230
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	46,706	44,412
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2044	4,397	4,208
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	82,881	78,219
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	13,328	12,601
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	11,208	10,592
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	3,100	2,926
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	216,437	203,625
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2039	11,773	11,426
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	34,132	32,684
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	17,387	16,644
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	9,453	9,052
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	9,443	9,031
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	9,052	8,652
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,539	7,181
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,287	7,021
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	6,012	5,747
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	5,882	5,663
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	5,746	5,486
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	2,123	2,030
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	37,200	34,998
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	24,247	22,812
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	24,112	22,685
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	21,870	20,575
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,373,378	1,310,342
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	729,774	697,052
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	401,507	375,480
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	9,939	9,813
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	12,017	11,850
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	8,463	8,274
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2039	5,345	5,187
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	141,510	135,255
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	78,419	74,953
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	14,057	13,416
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	4,965	4,750
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	3,544	3,372
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,967	1,892
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,455	1,387
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	405,863	387,473
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	34,221	32,731
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	30,403	28,715
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	37,792	35,555
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	36,707	34,534
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,104,527	1,036,726
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2039	29,123	28,264
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	64,081	61,289
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	51,302	49,024
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	20,436	19,635
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	14,265	13,625
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	12,983	12,398
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,775	9,360
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,975	8,550
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,675	7,329
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,634	7,269
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,306	6,971
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,488	2,386
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	1,399	1,353
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	1,227	1,167
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	2,912	2,745
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	21,722	20,436
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	167,605	158,521
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2033	9,966	9,968
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,358	3,292
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	21,753	21,213
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	24,317	23,391
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	18,241	17,546
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	2,456	2,362
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	15,371	14,761
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	7,510	7,212
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	15,913	15,144
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	53,467	51,129
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	24,833	23,979
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2033	7,067	7,101
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2034	24,257	24,328
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2038	45,369	44,760
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,326	4,250
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,298	3,234
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	60,836	59,535
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	16,785	16,442
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	2,999	2,923
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	34,204	33,439
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	120,295	117,063
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	290,434	280,271
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	27,784	26,811
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	185,995	178,964
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	32,877	31,593
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	1,121,382	1,080,742
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	10,732	10,783
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2039	2,332	2,299
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	399,051	391,083
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	62,557	61,222
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	6,599	6,454
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	15,938	15,316
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	33,134	31,995
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	7,761	7,573
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	3,503	3,424
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	13,032	12,655
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	25,789	24,854
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	19,088	18,330
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	10,446	10,032
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2050	25,188	24,141
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	19,643	18,968
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2033	27,438	27,444
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	31,014	30,342
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,384	2,348
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,133	2,091
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	18,855	18,295
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	4,867	4,739
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	316,713	307,907
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	11,790	11,392
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	450,882	433,696
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	58,907	56,661
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	29,462	28,339
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	4,677	4,499
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	113,667	109,725
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	11,060	10,621
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	9,715	9,330
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	6,881	6,608
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	12,063	11,573
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	17,208	16,611
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2032	16,867	16,873
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	9,822	9,582
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	6,282	6,148
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	5,657	5,520
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	197,133	191,545
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	32,589	31,490
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	497,527	478,718
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	22,834	21,964
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	4,201	4,041
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	120,380	115,678
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	68,569	65,805
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	7,727	7,433
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	5,734	5,506
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	16,247	15,623
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	51,078	49,962
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	14,024	13,719
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	7,404	7,243
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	5,989	5,844
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	32,152	31,289
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	57,142	55,160
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	44,436	42,895
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	19,336	18,666
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	78,003	75,639
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	22,101	21,301
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	18,849	18,249
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	17,901	17,331
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	379,689	365,217
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	126,464	121,241
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	44,991	43,276
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	9,021	8,657
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	33,078	32,200
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	80,953	78,500
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	26,209	25,278
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	192,774	186,631
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	117,049	113,099
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	31,139	30,147
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	20,174	19,494
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	15,130	14,582
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	11,073	10,672
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	10,091	9,709
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	5,538	5,307
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	5,243	5,041
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	2,492	2,397
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	53,098	51,074
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	18,722	17,962
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	17,661	16,944
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	15,704	15,779
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	9,262	9,073
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	20,542	19,874
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	96,487	92,990
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	36,069	34,705
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	11,269	10,878
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	7,436	7,092
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	4,830	4,607
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	82,270	79,109
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	6,497	6,247
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	37,559	36,034
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	478,245	458,223
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	460,426	441,150
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2030	2,828	2,819
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	109,514	106,572
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	7,002	6,807
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	44,315	42,972
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	60,823	58,524
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	41,336	39,774
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	56,530	54,357
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	12,802	12,314
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	6,469	6,221
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	998	976
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	503	492
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	8,969	8,717
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	33,740	32,834
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	95,768	92,447
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	19,643	18,901
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	59,889	57,588
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	28,133	27,051
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	15,108	14,528
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	44,925	43,142
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2051	20,908	20,041
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	1,985	1,954
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	33,865	33,165
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,627	4,513
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,368	1,337
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	662	651
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	62,397	60,574
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	131,495	127,963
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	4,042	3,930
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	725,492	699,199
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	451,840	434,476
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	33,580	32,289
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	3,511	3,376
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	95,997	92,338
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	25,335	24,472
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	9,351	9,032
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	41,342	39,882
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	4,855,724	4,661,539
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	5,232	5,237
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	1,034	1,034
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	1,251	1,251
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2043	119,355	119,431
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	5,696	5,685
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	5,511	5,503
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	4,623	4,615
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	2,900	2,893
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	11,846	11,873
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	44,403	44,241
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	3,745	3,737
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	10,939	10,875
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	514	511
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	19,863	19,704
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	197,726	196,264
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	11,643	11,524
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	3,987	3,947
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	52,322	52,430
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	6,676	6,700
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	2,658	2,663
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	7,468	7,451
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	4,693	4,703
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	3,729	3,738
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	3,372	3,379
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	2,588	2,594
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	63,973	64,034
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	5,744	5,732
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	3,235	3,229
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	12,776	12,701
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	6,803	6,764
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	5,856	5,822
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	1,668	1,658
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	102,666	101,907
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	45,705	45,367
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	16,855	16,731
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	20,833	20,627
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	10,040	9,922
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	35,811	35,846
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	14,342	14,356
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	3,443	3,449
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	24,629	24,653
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	10,893	10,871
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	1,742	1,737
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	25,010	25,068
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	3,329	3,337
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	3,201	3,209
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,409	2,414
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,788	1,792
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	6,533	6,537
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	23,951	23,864
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	18,642	18,533
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	42,716	42,400
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	32,032	31,795
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	15,068	14,971
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	5,500	5,460
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	1,988	1,969
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	32,010	31,683
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	2,681	2,693
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	22,713	22,760
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	79,682	79,745
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	28,761	28,719
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	1,051	1,050
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	12,395	12,423
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,290	9,311
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	3,282	3,290
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,893	2,902
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,703	2,710
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	627	629
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	6,096	6,092
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	5,662	5,641
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	5,605	5,585
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	179,602	179,060
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	34,382	34,106
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	13,557	13,449
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	8,699	8,629
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	8,368	8,301
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,802	1,795
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,323	1,312
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	11,158	11,044
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	2,024	2,027
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	8,092	8,105
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,485	1,485
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	16,240	16,208
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	6,781	6,759
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	5,289	5,272
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	3,264	3,256
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	3,224	3,230
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	957	964
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	231,440	230,832
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	16,513	16,453
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	14,242	14,190
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	6,167	6,145
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	1,873	1,867
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	9,695	9,633
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	170,314	168,948
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	14,261	14,147
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	8,670	8,592
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	4,585	4,548
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,326	3,299
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,245	3,219
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,130	3,086
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	108,954	107,773
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	11,839	11,845
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	2,070	2,072
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,453	1,454
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,369	1,370
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,261	1,265
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	5,915	5,902
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	4,957	4,946
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	4,144	4,133
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	3,191	3,183
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	3,126	3,120
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	1,212	1,212
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	36,515	36,440
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	4,254	4,252
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	17,879	17,814
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	18,096	17,979
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	27,120	26,903
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	12,352	12,241
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	5,545	5,495
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	7,763	7,674
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	82	82
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	268,460	269,698
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	46,403	46,619
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	47,964	47,982
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	10,731	10,729
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	1,979	1,981
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	21,077	21,027
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	9,784	9,773
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	8,565	8,546
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	5,116	5,113
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	2,737	2,730
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	2,099	2,095
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	6,527	6,538
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	9,719	9,672
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	10,677	10,608
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	10,424	10,341
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	6,303	6,246
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	43,357	42,860
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	4,367	4,317
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2035	124	125
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	2,204	2,210
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	2,772	2,778
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	17,001	16,957
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	5,174	5,161
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	4,323	4,314
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,695	2,686
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,204	2,199
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	3,214	3,220
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	2,100	2,099
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	5,788	5,759
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	13,889	13,752
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	9,716	9,619
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	2,360	2,358
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	11,620	11,592
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	3,986	3,976
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	74,327	74,033
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	13,283	13,218
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	5,392	5,365
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,146	2,135
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	2,018	2,005
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	1,266	1,249
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	145,553	144,386
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	6,524	6,459
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	2,927	2,898
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2050	34,563	34,167
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	10,331	10,347
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	59,781	59,897
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	23,569	23,612
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,662	1,666
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	3,521	3,526
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	2,562	2,566
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	58,575	58,343
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	13,109	13,045
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	7,559	7,522
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	3,289	3,273
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	12,520	12,427
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	20,877	20,670
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2027	96	96
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,096	11,146
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,977	5,000
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,680	1,688
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	1,535	1,541
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	22,547	22,587
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	20,485	20,517
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,094	2,101
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,710	1,713
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,513	1,516
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	777	779
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,635	3,641
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	11,014	11,024
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,364	5,368
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,281	2,282
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,172	2,173
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,560	1,561
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,447	1,448
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	10,662	10,638
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	6,319	6,297
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,652	4,637
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,559	4,546
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,298	4,287
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	2,416	2,409
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	89,824	89,625
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	37,054	36,977
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	24,685	24,502
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	206,586	204,929
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	130,230	128,941
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	4,231	4,194
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	11,463	11,332
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2029	283	284
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,054	12,109
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,537	5,563
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,418	4,438
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,142	2,152
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	27,034	27,155
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	37,560	37,640
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	19,652	19,674
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	30,109	30,112
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	3,965	3,964
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	2,577	2,573
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	13,748	13,780
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	2,870	2,864
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	3,610	3,589
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	1,560	1,551
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	47,310	46,960
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2037	712	725
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2038	1,055	1,075
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	1,193	1,216
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	2,342	2,388
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	4,121	4,198
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	3,705	3,774
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	2,218	2,260
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	19,178	19,521
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	7,321	7,452
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2051	222,953	226,798
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	16,456	16,749
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	1,828,365	1,852,261
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	64,336	65,609
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	10,296	10,500
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	2,364	2,409
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2044	3,889	3,986
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2045	12,644	12,894
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	118,123	120,812
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	8,274	8,274
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	45,224	46,004
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	20,921	21,282
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	895,894	905,465
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	884,484	892,828
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	25,786	26,222
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2034	7,706	7,843
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2035	2,814	2,868
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	8,915	9,088
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	395	402
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	782,275	792,499
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	4,303	4,387
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2043	12,039	12,265
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	8,636	8,807
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	993	1,018
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2048	9,034	9,207
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	19,396	19,694
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	512,911	518,391
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	320,493	323,517
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2029	1,393	1,409
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	2,132	2,174
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	943	962
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	6,698	6,828
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	3,605	3,674
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	40,299	41,019
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	30,511	31,056
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	9,375	9,542
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	5,544	5,643
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	4,911	4,911
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	55,169	56,120
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	17,954	18,230
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	12,585	12,810
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2050	10,495	10,489
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	366,899	370,819
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	4,734	4,816
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2037	24,121	24,557
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	154	157
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	2,118	2,163
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	77,420	78,901
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	19,987	20,344
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	2,925	2,961
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	2,300	2,336
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	1,543	1,572
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	882	899
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	1,501	1,531
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	3,858	3,934
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2042	2,728	2,780
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	3,944	4,019
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	2,341	2,385
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	1,699	1,730
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	33,170	33,763
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	3,277	3,335
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	7,952	8,090
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	16,233	16,532
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	4,672	4,759
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	1,838	1,872
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	1,765	1,799
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	15,069	15,366
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	4,255	4,339
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	422	430
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	17,292	17,634
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	8,395	8,561
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	8,304	8,467
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,456	5,564
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	4,924	5,022
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	4,667	4,759
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	1,455	1,483
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2042	69,396	70,770
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	4,370	4,461
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	26,557	26,966
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	4,721	4,805
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	2,611	2,658
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2030	342	346
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2036	1,143	1,165
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	471	480
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	438	446
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	1,158	1,181
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	8,577	8,747
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,223	2,267
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	3,573	3,642
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	2,261	2,308
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	26,105	26,335
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	10,232	10,447
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	9,240	9,423
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	61,604	62,705
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2050	17,703	17,976
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	1,305	1,329
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	409	417
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2036	512	522
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	333	339
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	30,267	30,790
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,507	1,536
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	2,590	2,641
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	15,333	15,636
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	5,098	5,198
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	4,711	4,804
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	24,494	24,495
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	13,874	14,148
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	2,103	2,144
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2049	12,409	12,623
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2030	2,220	2,250
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	48,740	49,601
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	1,729	1,760
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	33,120	33,703
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	19,502	19,854
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	1,513	1,539
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	1,484	1,514
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	399,019	404,234
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	5,507	5,616
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	3,120	3,182
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	2,840	2,896
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	4,463	4,556
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	2,650	2,706
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	25,834	26,328
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	3,379	3,444
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	785	796
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	4,623	4,700
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	1,838	1,874
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	3,266	3,330
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,408	2,456
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	4,860	4,953
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	4,356	4,437
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	14,073	14,360
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	147,967	150,796
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	17,561	17,896
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	5,162	5,260
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	34,051	34,659
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2035	3,038	3,090
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	2,488	2,537
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	2,096	2,138
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	27,511	28,035
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	15,468	15,763
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	13,595	13,855
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,933	2,989
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	14,678	14,959
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2034	108	111
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	1,016	1,054
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	611	634
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	470	487
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,217	1,263
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,133	1,177
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	619	643
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	390	406
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	530	549
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	399	415
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	6,399	6,654
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2041	11,360	11,808
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	30,110	31,293
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,552	19,333
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	11,788	12,284
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	794,361	805,691
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	505	525
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	337	349
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2036	241	249
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2037	2,271	2,358
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	1,253	1,294
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	315	325
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2035	176	182
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	24,496	25,397
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	14,763	15,298
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	6,702	6,944
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	805	835
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	314	325
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	15,222	15,773
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2039	1,379	1,434
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	644,468	656,077
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2034	290	300
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	8,346	8,649
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	5,401	5,597
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	1,788	1,854
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	324	336
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2036	11,920	12,378
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	2,056	2,135
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	675	700
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	769	799
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	180	187
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	5,455	5,675
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	5,039	5,243
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	4,309	4,481
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	2,311	2,406
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	11,011	11,495
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	3,198	3,336
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	68,157	69,129
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	454	469
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	16,609	17,175
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	524	542
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	6,738	6,970
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	4,002	4,140
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	2,280	2,363
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	1,812	1,877
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	5,785	5,996
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	1,079	1,119
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	947	981
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	4,310	4,476
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	3,702	3,837
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	960	992
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	763	791
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2039	21,081	21,838
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2041	1,202	1,251
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	10,737	11,139
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	10,145	10,560
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	3,127	3,243
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	17,329	18,026
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2035	774	802
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	714	740
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	26,733	27,723
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	851	884
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	714	742
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2039	3,074	3,190
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	7,401	7,662
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	130	134
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	11,866	12,282
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	574	594
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	1,585	1,644
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2038	649	674
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2039	9,000	9,348
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2040	3,288	3,421
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	4,122	4,256
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	1,806	1,864
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	3,382	3,497
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	812	838
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2035	33,401	34,573
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	1,862	1,932
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	2,952	3,060
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	5,246	5,446
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	2,495	2,590
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	829	861
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	804	835
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	517	537
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	252	262
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	4,701	4,880
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	24,239	25,174
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	9,108	9,480
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	53,478	55,365
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	10,016	10,419
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	959,437	984,814
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	89,513	91,005
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2027	913	926
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	4,707	4,859
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	4,377	4,519
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	1,748	1,800
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	134	139
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	2,081	2,160
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	6,786	7,040
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	1,796	1,863
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	1,623	1,685
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	319	332
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	4,284	4,457
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	1,136	1,180
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	2,339	2,430
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	2,222	2,312
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	2,955	3,066
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	144,322	148,681
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	2,172	2,245
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	1,074	1,109
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	801	827
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	583	602
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	33,705	34,902
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2035	11,225	11,626
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2036	3,058	3,163
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	707	733
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	482	500
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	337	350
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	1,684	1,747
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	1,122	1,168
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2041	2,481	2,582
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	731,865	750,766
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	997,974	1,012,208
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2029	1,825	1,862
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	3,112	3,227
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	572	592
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	558	577
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	493	510
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	4,467	4,645
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	376	391
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2040	2,178	2,263
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	494,465	509,244
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	864	895
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2036	8,771	9,063
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	4,866	5,046
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	1,656	1,720
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	753	781
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2038	771	800
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	18,725	19,474
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	6,280	6,523
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	40,094	41,471
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	13,445	13,954
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	2,560	2,657
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.563% 5/1/2034 (c)(d)	2,271	2,295
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.998% 9/1/2033 (c)(d)	5,727	5,777
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.187% 10/1/2033 (c)(d)	226	230
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (c)(d)	317	323
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	13,497	14,239
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	13,653	14,426
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	1,208	1,276
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	1,317	1,392
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2033	16,295	16,970
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	4,941	5,168
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	13,819	14,557
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	9,668	10,204
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	234	247
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	16,369	17,007
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	2,734	2,840
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	7,846	8,204
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	5,425	5,665
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	3,748	3,950
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	141	149
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	6,349	6,712
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	4,340	4,584
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,261,442	1,305,765
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,184,558	1,235,567
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	448,288	468,292
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	175,422	183,524
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	5,485	5,790
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	7,969	8,315
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	7,486	7,884
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	5,219	5,500
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	326	343
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	2,432	2,565
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2039	366	386
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,169,819	1,219,096
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	3,050	3,182
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	638	671
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	5,048	5,335
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	1,996	2,111
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	457,671	471,837
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	654,523	683,373
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	18,912	19,806
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	18,577	19,436
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	4,279	4,503
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2039	523	552
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	7,969	8,417
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	3,588	3,790
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	101,156	106,118
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	18,892	19,945
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2041	2,384	2,516
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,773,558	1,827,900
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055 (f)	3,353,062	3,495,617
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	8,014	8,326
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	2,322	2,455
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	4,518	4,775
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	4,362	4,607
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	954,325	995,420
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	2,002,522	2,063,879
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	883	933
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	2,895	3,058
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	2,165	2,288
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	325	343
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	51,249	54,132
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	236,690	246,883
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,500,659	1,556,838
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,317,755	1,374,087
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,212,179	1,249,320
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,966,799	2,030,135
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	21,317	22,242
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2039	486	514
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	2,083,075	2,146,900
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	10,369	10,913
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	4,847	5,101
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,324	2,453
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	1,029	1,087
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	4,671	4,928
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	7,435	7,846
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	2,812	2,970
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	2,390	2,526
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	954,332	990,655
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	359,935	373,747
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,415,041	2,489,038
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	703,035	735,505
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2033	658	691
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	2,226	2,327
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2037	622	663
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	262,741	278,178
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2032	520	546
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	1,840	1,960
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	17,372	18,494
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	305	326
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	227	243
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	345	370
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	6,224	6,646
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2036	323	345
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2037	4,053	4,330
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,283	3,432
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	141	147
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2034	2,638	2,787
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	10,910	11,438
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	1,662	1,770
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	569	607
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	199,648	210,761
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	557	591
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	114	122
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	345,738	360,813
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	747	793
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2031	125	130
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	463	494
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2039	541	577
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	868,092	916,656
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	3,378	3,571
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	2,488	2,620
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	349	371
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,296,618	1,369,156
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	591,361	616,497
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	287,586	304,865
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,289	3,438
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,435	2,544
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,266	1,326
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	4,828	5,071
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	3,303	3,483
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	1,226	1,297
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	603	643
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	808,606	842,976
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	454,016	481,153
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2031	203	211
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	181	189
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	147	153
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	10,016	10,497
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	9,650	10,108
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	7,832	8,207
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	1,846	1,937
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	427	457
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	384,423	405,821
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	664,712	704,911
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	497,003	527,215
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	1,954	2,043
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	218	228
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	1,963	2,088
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	159	165
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	49	49
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	79	83
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	25	26
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	16	17
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	10	11
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	301,640	320,403
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	164,734	175,316
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	133,416	141,809
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	52	55
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	106,464	113,303
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	92	97
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	253,012	269,659
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	25,164	26,689
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	15,228	16,126
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	20	21
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	182,419	193,837
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	57,873	61,122
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	18,948	20,051
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	12	13
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	1,089	1,144
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	186,375	198,289
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	21	21
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	80	80
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	154,070	163,713
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	14,176	15,031
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	120,737	128,766
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	90,690	97,005
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	59,472	63,501
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	88	89
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	48	48
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	79	80
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	44	46
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	715	752
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	29	30
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	1	1
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	46	47
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	199	204
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	386	393
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	51	52
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	324	329
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	192	200
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	147	153
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	1,432	1,494
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	98	103
Freddie Mac Gold Pool 1.5% 1/1/2036	591,243	535,997
Freddie Mac Gold Pool 1.5% 1/1/2037	27,758	25,251
Freddie Mac Gold Pool 1.5% 10/1/2035	991,684	901,499
Freddie Mac Gold Pool 1.5% 10/1/2036	29,699	27,007
Freddie Mac Gold Pool 1.5% 10/1/2036	24,268	22,068
Freddie Mac Gold Pool 1.5% 11/1/2035	2,526,662	2,290,567
Freddie Mac Gold Pool 1.5% 11/1/2035	25,822	23,409
Freddie Mac Gold Pool 1.5% 11/1/2036	82,286	74,906
Freddie Mac Gold Pool 1.5% 11/1/2036	24,055	21,875
Freddie Mac Gold Pool 1.5% 11/1/2036	22,238	20,222
Freddie Mac Gold Pool 1.5% 11/1/2036	18,480	16,823
Freddie Mac Gold Pool 1.5% 12/1/2035	523,118	474,237
Freddie Mac Gold Pool 1.5% 12/1/2036	84,979	77,357
Freddie Mac Gold Pool 1.5% 12/1/2040	22,932	19,526
Freddie Mac Gold Pool 1.5% 12/1/2050	458,232	356,353
Freddie Mac Gold Pool 1.5% 2/1/2041	39,451	33,511
Freddie Mac Gold Pool 1.5% 3/1/2036	233,267	211,470
Freddie Mac Gold Pool 1.5% 3/1/2041	39,917	33,909
Freddie Mac Gold Pool 1.5% 4/1/2041	40,657	34,484
Freddie Mac Gold Pool 1.5% 5/1/2036	21,730	19,693
Freddie Mac Gold Pool 1.5% 7/1/2035	73,740	67,034
Freddie Mac Gold Pool 1.5% 8/1/2035	2,124,375	1,931,181
Freddie Mac Gold Pool 1.5% 9/1/2050	1,015,996	790,109
Freddie Mac Gold Pool 2% 1/1/2036	15,966	14,849
Freddie Mac Gold Pool 2% 1/1/2052	164,163	134,986
Freddie Mac Gold Pool 2% 1/1/2052	112,405	92,673
Freddie Mac Gold Pool 2% 1/1/2052	77,294	62,784
Freddie Mac Gold Pool 2% 1/1/2052	40,291	33,243
Freddie Mac Gold Pool 2% 10/1/2035	11,759	10,981
Freddie Mac Gold Pool 2% 10/1/2050	184,794	150,911
Freddie Mac Gold Pool 2% 10/1/2051	519,741	427,042
Freddie Mac Gold Pool 2% 10/1/2051	190,038	156,499
Freddie Mac Gold Pool 2% 11/1/2041	92,502	80,913
Freddie Mac Gold Pool 2% 11/1/2050	3,869,616	3,160,098
Freddie Mac Gold Pool 2% 11/1/2050	17,683	14,441
Freddie Mac Gold Pool 2% 11/1/2050	16,752	13,680
Freddie Mac Gold Pool 2% 11/1/2050	15,661	12,931
Freddie Mac Gold Pool 2% 11/1/2051	304,308	249,177
Freddie Mac Gold Pool 2% 12/1/2035	442,532	411,590
Freddie Mac Gold Pool 2% 12/1/2035	62,606	58,229
Freddie Mac Gold Pool 2% 12/1/2051	377,489	310,397
Freddie Mac Gold Pool 2% 12/1/2051	20,172	16,612
Freddie Mac Gold Pool 2% 12/1/2051	18,204	15,020
Freddie Mac Gold Pool 2% 2/1/2035	10,683	10,049
Freddie Mac Gold Pool 2% 2/1/2036	65,394	60,596
Freddie Mac Gold Pool 2% 2/1/2036	47,716	44,335
Freddie Mac Gold Pool 2% 2/1/2036	16,862	15,683
Freddie Mac Gold Pool 2% 2/1/2042	102,985	89,919
Freddie Mac Gold Pool 2% 2/1/2051	1,077,771	879,144
Freddie Mac Gold Pool 2% 2/1/2052	1,954,851	1,584,810
Freddie Mac Gold Pool 2% 2/1/2052	167,601	138,128
Freddie Mac Gold Pool 2% 3/1/2041	159,546	141,054
Freddie Mac Gold Pool 2% 3/1/2051	1,799,395	1,467,777
Freddie Mac Gold Pool 2% 3/1/2051	474,726	387,682
Freddie Mac Gold Pool 2% 4/1/2051	112,466	91,739
Freddie Mac Gold Pool 2% 4/1/2052	929,396	761,019
Freddie Mac Gold Pool 2% 4/1/2052	179,886	147,634
Freddie Mac Gold Pool 2% 5/1/2051	1,804,138	1,470,519
Freddie Mac Gold Pool 2% 5/1/2051	78,300	64,041
Freddie Mac Gold Pool 2% 5/1/2051	41,658	34,306
Freddie Mac Gold Pool 2% 5/1/2051	19,873	16,409
Freddie Mac Gold Pool 2% 6/1/2035	34,242	31,976
Freddie Mac Gold Pool 2% 6/1/2040	26,441	23,391
Freddie Mac Gold Pool 2% 6/1/2052	136,130	110,702
Freddie Mac Gold Pool 2% 7/1/2041	1,760,105	1,546,754
Freddie Mac Gold Pool 2% 7/1/2050	20,711	16,920
Freddie Mac Gold Pool 2% 7/1/2050	12,665	10,347
Freddie Mac Gold Pool 2% 7/1/2051	23,559	19,386
Freddie Mac Gold Pool 2% 8/1/2036	37,117	34,394
Freddie Mac Gold Pool 2% 8/1/2051	147,111	120,137
Freddie Mac Gold Pool 2% 9/1/2050	1,515,380	1,237,525
Freddie Mac Gold Pool 2% 9/1/2050	34,068	27,821
Freddie Mac Gold Pool 2.5% 1/1/2031	17,392	16,944
Freddie Mac Gold Pool 2.5% 1/1/2035	20,377	19,422
Freddie Mac Gold Pool 2.5% 1/1/2040	57,961	52,710
Freddie Mac Gold Pool 2.5% 1/1/2042	446,469	399,979
Freddie Mac Gold Pool 2.5% 1/1/2051	22,643	19,632
Freddie Mac Gold Pool 2.5% 1/1/2052	586,020	503,513
Freddie Mac Gold Pool 2.5% 10/1/2029	10,917	10,695
Freddie Mac Gold Pool 2.5% 10/1/2029	6,098	5,976
Freddie Mac Gold Pool 2.5% 10/1/2032	51,711	49,918
Freddie Mac Gold Pool 2.5% 10/1/2034	16,917	16,135
Freddie Mac Gold Pool 2.5% 10/1/2041	217,180	194,930
Freddie Mac Gold Pool 2.5% 10/1/2049	32,561	27,875
Freddie Mac Gold Pool 2.5% 10/1/2050	2,797,550	2,415,043
Freddie Mac Gold Pool 2.5% 11/1/2031	136,446	132,152
Freddie Mac Gold Pool 2.5% 11/1/2034	8,908	8,496
Freddie Mac Gold Pool 2.5% 11/1/2041	1,830,547	1,649,971
Freddie Mac Gold Pool 2.5% 11/1/2041	146,890	132,138
Freddie Mac Gold Pool 2.5% 11/1/2041	103,717	93,510
Freddie Mac Gold Pool 2.5% 11/1/2049	16,680	14,280
Freddie Mac Gold Pool 2.5% 11/1/2050	2,294,090	1,978,270
Freddie Mac Gold Pool 2.5% 11/1/2050	198,422	171,664
Freddie Mac Gold Pool 2.5% 12/1/2029	14,148	13,848
Freddie Mac Gold Pool 2.5% 12/1/2032	41,204	39,698
Freddie Mac Gold Pool 2.5% 12/1/2034	4,992	4,758
Freddie Mac Gold Pool 2.5% 12/1/2049	705,259	603,760
Freddie Mac Gold Pool 2.5% 12/1/2049	64,235	54,990
Freddie Mac Gold Pool 2.5% 12/1/2050	178,523	154,281
Freddie Mac Gold Pool 2.5% 12/1/2051	375,763	321,685
Freddie Mac Gold Pool 2.5% 2/1/2030	22,852	22,359
Freddie Mac Gold Pool 2.5% 2/1/2032	8,135	7,881
Freddie Mac Gold Pool 2.5% 2/1/2033	55,456	53,464
Freddie Mac Gold Pool 2.5% 2/1/2042	343,077	308,897
Freddie Mac Gold Pool 2.5% 2/1/2050	284,566	243,612
Freddie Mac Gold Pool 2.5% 2/1/2051	210,700	182,089
Freddie Mac Gold Pool 2.5% 3/1/2028	17,648	17,431
Freddie Mac Gold Pool 2.5% 3/1/2032	270,925	262,232
Freddie Mac Gold Pool 2.5% 3/1/2033	6,746	6,510
Freddie Mac Gold Pool 2.5% 3/1/2035	17,934	17,088
Freddie Mac Gold Pool 2.5% 3/1/2050	566,350	484,312
Freddie Mac Gold Pool 2.5% 3/1/2051	410,989	351,584
Freddie Mac Gold Pool 2.5% 3/1/2052	24,997	21,400
Freddie Mac Gold Pool 2.5% 4/1/2031	65,560	63,787
Freddie Mac Gold Pool 2.5% 4/1/2035	17,227	16,414
Freddie Mac Gold Pool 2.5% 4/1/2040	96,535	87,596
Freddie Mac Gold Pool 2.5% 4/1/2042	95,143	85,339
Freddie Mac Gold Pool 2.5% 5/1/2041	731,643	663,047
Freddie Mac Gold Pool 2.5% 5/1/2051	202,685	174,592
Freddie Mac Gold Pool 2.5% 6/1/2030	9,978	9,747
Freddie Mac Gold Pool 2.5% 6/1/2040	170,793	154,855
Freddie Mac Gold Pool 2.5% 6/1/2041	113,406	102,325
Freddie Mac Gold Pool 2.5% 6/1/2050	169,417	144,876
Freddie Mac Gold Pool 2.5% 6/1/2050	99,223	84,850
Freddie Mac Gold Pool 2.5% 6/1/2050	80,529	68,864
Freddie Mac Gold Pool 2.5% 7/1/2030	179,634	175,400
Freddie Mac Gold Pool 2.5% 7/1/2031	4,068	3,951
Freddie Mac Gold Pool 2.5% 7/1/2035	51,335	48,882
Freddie Mac Gold Pool 2.5% 7/1/2040	25,134	22,775
Freddie Mac Gold Pool 2.5% 8/1/2031	55,526	53,909
Freddie Mac Gold Pool 2.5% 8/1/2031	6,766	6,569
Freddie Mac Gold Pool 2.5% 8/1/2035	594,805	566,375
Freddie Mac Gold Pool 2.5% 8/1/2041	87,188	78,709
Freddie Mac Gold Pool 2.5% 8/1/2050	865,697	743,814
Freddie Mac Gold Pool 2.5% 8/1/2050	214,830	185,658
Freddie Mac Gold Pool 2.5% 9/1/2031	36,675	35,576
Freddie Mac Gold Pool 2.5% 9/1/2035	585,883	557,880
Freddie Mac Gold Pool 2.5% 9/1/2041	185,852	167,614
Freddie Mac Gold Pool 3% 1/1/2027	1,218	1,210
Freddie Mac Gold Pool 3% 1/1/2028	1,074	1,065
Freddie Mac Gold Pool 3% 1/1/2031	1,086	1,069
Freddie Mac Gold Pool 3% 1/1/2033	9,128	8,899
Freddie Mac Gold Pool 3% 1/1/2034	17,428	16,978
Freddie Mac Gold Pool 3% 1/1/2040	26,524	25,009
Freddie Mac Gold Pool 3% 1/1/2043	36,562	33,816
Freddie Mac Gold Pool 3% 1/1/2043	22,712	21,060
Freddie Mac Gold Pool 3% 1/1/2043	5,092	4,697
Freddie Mac Gold Pool 3% 1/1/2044	72,322	66,702
Freddie Mac Gold Pool 3% 1/1/2045	34,251	31,315
Freddie Mac Gold Pool 3% 1/1/2047	1,470,617	1,333,989
Freddie Mac Gold Pool 3% 1/1/2048	30,478	27,561
Freddie Mac Gold Pool 3% 1/1/2051	64,229	57,469
Freddie Mac Gold Pool 3% 1/1/2052	342,954	305,575
Freddie Mac Gold Pool 3% 1/1/2052	288,674	257,031
Freddie Mac Gold Pool 3% 1/1/2052	127,659	113,746
Freddie Mac Gold Pool 3% 1/1/2052	33,063	29,439
Freddie Mac Gold Pool 3% 10/1/2026	603	599
Freddie Mac Gold Pool 3% 10/1/2027	756	749
Freddie Mac Gold Pool 3% 10/1/2028	24,387	24,133
Freddie Mac Gold Pool 3% 10/1/2028	18,897	18,700
Freddie Mac Gold Pool 3% 10/1/2028	2,848	2,815
Freddie Mac Gold Pool 3% 10/1/2028	2,040	2,024
Freddie Mac Gold Pool 3% 10/1/2028	287	285
Freddie Mac Gold Pool 3% 10/1/2029	3,601	3,553
Freddie Mac Gold Pool 3% 10/1/2029	2,495	2,462
Freddie Mac Gold Pool 3% 10/1/2030	15,620	15,372
Freddie Mac Gold Pool 3% 10/1/2030	5,943	5,841
Freddie Mac Gold Pool 3% 10/1/2030	4,664	4,585
Freddie Mac Gold Pool 3% 10/1/2032	3,378	3,301
Freddie Mac Gold Pool 3% 10/1/2039	8,740	8,268
Freddie Mac Gold Pool 3% 10/1/2039	8,676	8,181
Freddie Mac Gold Pool 3% 10/1/2042	34,051	31,462
Freddie Mac Gold Pool 3% 10/1/2042	20,240	18,686
Freddie Mac Gold Pool 3% 10/1/2042	3,595	3,326
Freddie Mac Gold Pool 3% 10/1/2043	33,470	30,934
Freddie Mac Gold Pool 3% 10/1/2047	39,348	35,582
Freddie Mac Gold Pool 3% 10/1/2048	19,237	17,363
Freddie Mac Gold Pool 3% 10/1/2049	309,377	277,301
Freddie Mac Gold Pool 3% 10/1/2050	303,583	271,824
Freddie Mac Gold Pool 3% 10/1/2051	61,240	54,566
Freddie Mac Gold Pool 3% 11/1/2030	35,434	35,031
Freddie Mac Gold Pool 3% 11/1/2032	8,451	8,270
Freddie Mac Gold Pool 3% 11/1/2032	3,655	3,571
Freddie Mac Gold Pool 3% 11/1/2042	26,839	25,156
Freddie Mac Gold Pool 3% 11/1/2042	7,358	6,782
Freddie Mac Gold Pool 3% 11/1/2042	6,866	6,368
Freddie Mac Gold Pool 3% 11/1/2042	4,798	4,444
Freddie Mac Gold Pool 3% 11/1/2048	67,776	61,173
Freddie Mac Gold Pool 3% 11/1/2050	74,561	66,645
Freddie Mac Gold Pool 3% 11/1/2051	254,084	226,392
Freddie Mac Gold Pool 3% 12/1/2029	38,649	38,114
Freddie Mac Gold Pool 3% 12/1/2030	27,696	27,198
Freddie Mac Gold Pool 3% 12/1/2032	21,312	20,812
Freddie Mac Gold Pool 3% 12/1/2032	20,560	20,095
Freddie Mac Gold Pool 3% 12/1/2032	19,672	19,216
Freddie Mac Gold Pool 3% 12/1/2032	4,991	4,868
Freddie Mac Gold Pool 3% 12/1/2042	694,046	644,213
Freddie Mac Gold Pool 3% 12/1/2042	4,765	4,405
Freddie Mac Gold Pool 3% 12/1/2044	4,698	4,351
Freddie Mac Gold Pool 3% 12/1/2046	459,378	418,853
Freddie Mac Gold Pool 3% 12/1/2047	8,554	7,735
Freddie Mac Gold Pool 3% 12/1/2050	612,284	547,273
Freddie Mac Gold Pool 3% 2/1/2027	872	866
Freddie Mac Gold Pool 3% 2/1/2030	3,308	3,261
Freddie Mac Gold Pool 3% 2/1/2030	2,885	2,844
Freddie Mac Gold Pool 3% 2/1/2030	2,010	1,985
Freddie Mac Gold Pool 3% 2/1/2033	58,223	56,873
Freddie Mac Gold Pool 3% 2/1/2033	26,038	25,591
Freddie Mac Gold Pool 3% 2/1/2038	20,034	18,952
Freddie Mac Gold Pool 3% 2/1/2040	171,296	161,513
Freddie Mac Gold Pool 3% 2/1/2043	63,364	58,882
Freddie Mac Gold Pool 3% 2/1/2043	36,992	34,124
Freddie Mac Gold Pool 3% 2/1/2043	27,690	25,689
Freddie Mac Gold Pool 3% 2/1/2043	16,783	15,544
Freddie Mac Gold Pool 3% 2/1/2043	12,577	11,716
Freddie Mac Gold Pool 3% 2/1/2043	10,664	9,869
Freddie Mac Gold Pool 3% 2/1/2043	5,984	5,554
Freddie Mac Gold Pool 3% 2/1/2043	5,044	4,669
Freddie Mac Gold Pool 3% 2/1/2047	136,227	123,570
Freddie Mac Gold Pool 3% 2/1/2047	131,026	118,853
Freddie Mac Gold Pool 3% 2/1/2049	10,599	9,560
Freddie Mac Gold Pool 3% 3/1/2027	3,212	3,189
Freddie Mac Gold Pool 3% 3/1/2027	860	854
Freddie Mac Gold Pool 3% 3/1/2032	84,397	82,627
Freddie Mac Gold Pool 3% 3/1/2033	16,882	16,476
Freddie Mac Gold Pool 3% 3/1/2033	4,814	4,703
Freddie Mac Gold Pool 3% 3/1/2040	98,206	92,075
Freddie Mac Gold Pool 3% 3/1/2040	9,581	8,983
Freddie Mac Gold Pool 3% 3/1/2043	18,215	16,930
Freddie Mac Gold Pool 3% 3/1/2043	17,170	15,891
Freddie Mac Gold Pool 3% 3/1/2043	11,086	10,230
Freddie Mac Gold Pool 3% 3/1/2043	3,290	3,039
Freddie Mac Gold Pool 3% 3/1/2045	29,502	26,989
Freddie Mac Gold Pool 3% 3/1/2045	28,949	26,390
Freddie Mac Gold Pool 3% 3/1/2045	16,585	15,156
Freddie Mac Gold Pool 3% 3/1/2047	303,410	275,221
Freddie Mac Gold Pool 3% 3/1/2048	6,726	6,075
Freddie Mac Gold Pool 3% 3/1/2050	563,043	504,668
Freddie Mac Gold Pool 3% 3/1/2052	170,940	152,202
Freddie Mac Gold Pool 3% 4/1/2027	1,045	1,037
Freddie Mac Gold Pool 3% 4/1/2027	337	335
Freddie Mac Gold Pool 3% 4/1/2028	3,004	2,976
Freddie Mac Gold Pool 3% 4/1/2030	3,693	3,638
Freddie Mac Gold Pool 3% 4/1/2033	7,901	7,711
Freddie Mac Gold Pool 3% 4/1/2034	41,126	40,053
Freddie Mac Gold Pool 3% 4/1/2039	13,833	13,055
Freddie Mac Gold Pool 3% 4/1/2040	18,305	17,140
Freddie Mac Gold Pool 3% 4/1/2043	61,929	57,211
Freddie Mac Gold Pool 3% 4/1/2045	21,076	19,246
Freddie Mac Gold Pool 3% 4/1/2046	7,499	6,847
Freddie Mac Gold Pool 3% 4/1/2046	6,844	6,249
Freddie Mac Gold Pool 3% 4/1/2047	8,772	7,957
Freddie Mac Gold Pool 3% 4/1/2050	563,168	504,780
Freddie Mac Gold Pool 3% 4/1/2051	120,328	106,574
Freddie Mac Gold Pool 3% 5/1/2028	1,170	1,160
Freddie Mac Gold Pool 3% 5/1/2029	508	503
Freddie Mac Gold Pool 3% 5/1/2032	95,214	93,190
Freddie Mac Gold Pool 3% 5/1/2043	151,773	139,917
Freddie Mac Gold Pool 3% 5/1/2043	23,613	21,790
Freddie Mac Gold Pool 3% 5/1/2043	22,144	20,475
Freddie Mac Gold Pool 3% 5/1/2043	12,829	11,831
Freddie Mac Gold Pool 3% 5/1/2043	7,691	7,070
Freddie Mac Gold Pool 3% 5/1/2043	6,865	6,355
Freddie Mac Gold Pool 3% 5/1/2045	50,691	46,273
Freddie Mac Gold Pool 3% 5/1/2045	4,470	4,082
Freddie Mac Gold Pool 3% 5/1/2046	122,034	111,421
Freddie Mac Gold Pool 3% 5/1/2046	19,203	17,533
Freddie Mac Gold Pool 3% 5/1/2048	21,953	19,828
Freddie Mac Gold Pool 3% 5/1/2051	256,888	229,612
Freddie Mac Gold Pool 3% 5/1/2051	21,801	19,486
Freddie Mac Gold Pool 3% 6/1/2027	774	768
Freddie Mac Gold Pool 3% 6/1/2028	2,467	2,445
Freddie Mac Gold Pool 3% 6/1/2028	1,257	1,244
Freddie Mac Gold Pool 3% 6/1/2030	19,135	18,841
Freddie Mac Gold Pool 3% 6/1/2031	7,329	7,199
Freddie Mac Gold Pool 3% 6/1/2043	78,808	72,826
Freddie Mac Gold Pool 3% 6/1/2043	13,639	12,662
Freddie Mac Gold Pool 3% 6/1/2043	12,655	11,698
Freddie Mac Gold Pool 3% 6/1/2043	9,515	8,787
Freddie Mac Gold Pool 3% 6/1/2043	9,233	8,512
Freddie Mac Gold Pool 3% 6/1/2043	6,251	5,761
Freddie Mac Gold Pool 3% 6/1/2045	135,736	123,865
Freddie Mac Gold Pool 3% 6/1/2045	14,378	13,198
Freddie Mac Gold Pool 3% 6/1/2045	5,471	5,026
Freddie Mac Gold Pool 3% 6/1/2046	121,797	111,167
Freddie Mac Gold Pool 3% 6/1/2052	562,696	501,016
Freddie Mac Gold Pool 3% 7/1/2029	11,826	11,681
Freddie Mac Gold Pool 3% 7/1/2032	40,545	39,800
Freddie Mac Gold Pool 3% 7/1/2032	13,643	13,341
Freddie Mac Gold Pool 3% 7/1/2042	43,706	40,488
Freddie Mac Gold Pool 3% 7/1/2043	302,609	278,903
Freddie Mac Gold Pool 3% 7/1/2043	17,619	16,256
Freddie Mac Gold Pool 3% 7/1/2043	17,140	15,861
Freddie Mac Gold Pool 3% 7/1/2043	15,410	14,215
Freddie Mac Gold Pool 3% 7/1/2043	7,917	7,272
Freddie Mac Gold Pool 3% 7/1/2043	5,913	5,460
Freddie Mac Gold Pool 3% 7/1/2045	216,357	197,344
Freddie Mac Gold Pool 3% 7/1/2045	9,403	8,602
Freddie Mac Gold Pool 3% 7/1/2045	4,701	4,286
Freddie Mac Gold Pool 3% 7/1/2048	15,929	14,387
Freddie Mac Gold Pool 3% 8/1/2028	1,587	1,570
Freddie Mac Gold Pool 3% 8/1/2030	32,065	31,571
Freddie Mac Gold Pool 3% 8/1/2032	66,547	65,076
Freddie Mac Gold Pool 3% 8/1/2042	2,962	2,738
Freddie Mac Gold Pool 3% 8/1/2043	8,707	8,016
Freddie Mac Gold Pool 3% 8/1/2045	7,061	6,463
Freddie Mac Gold Pool 3% 8/1/2047	5,015	4,535
Freddie Mac Gold Pool 3% 9/1/2028	2,223	2,201
Freddie Mac Gold Pool 3% 9/1/2028	1,024	1,012
Freddie Mac Gold Pool 3% 9/1/2029	2,167	2,136
Freddie Mac Gold Pool 3% 9/1/2030	18,591	18,292
Freddie Mac Gold Pool 3% 9/1/2032	11,065	10,799
Freddie Mac Gold Pool 3% 9/1/2042	6,012	5,569
Freddie Mac Gold Pool 3% 9/1/2043	31,469	28,980
Freddie Mac Gold Pool 3% 9/1/2043	8,460	7,766
Freddie Mac Gold Pool 3% 9/1/2043	7,586	6,986
Freddie Mac Gold Pool 3% 9/1/2043	5,863	5,406
Freddie Mac Gold Pool 3% 9/1/2043	3,569	3,279
Freddie Mac Gold Pool 3% 9/1/2046	110,523	101,580
Freddie Mac Gold Pool 3% 9/1/2049	9,423	8,520
Freddie Mac Gold Pool 3% 9/1/2050	68,054	60,934
Freddie Mac Gold Pool 3% 9/1/2051	227,322	202,972
Freddie Mac Gold Pool 3.5% 1/1/2029	1,725	1,717
Freddie Mac Gold Pool 3.5% 1/1/2031	3,218	3,194
Freddie Mac Gold Pool 3.5% 1/1/2044	252,390	241,057
Freddie Mac Gold Pool 3.5% 1/1/2044	44,257	42,318
Freddie Mac Gold Pool 3.5% 1/1/2045	14,850	14,106
Freddie Mac Gold Pool 3.5% 1/1/2046	7,142	6,736
Freddie Mac Gold Pool 3.5% 10/1/2033	51,465	50,866
Freddie Mac Gold Pool 3.5% 10/1/2040	4,301	4,122
Freddie Mac Gold Pool 3.5% 10/1/2042	25,115	24,021
Freddie Mac Gold Pool 3.5% 10/1/2042	8,250	7,880
Freddie Mac Gold Pool 3.5% 10/1/2042	4,544	4,348
Freddie Mac Gold Pool 3.5% 10/1/2045	137,020	129,453
Freddie Mac Gold Pool 3.5% 10/1/2047	8,837	8,358
Freddie Mac Gold Pool 3.5% 10/1/2047	8,752	8,208
Freddie Mac Gold Pool 3.5% 10/1/2049	410,280	385,095
Freddie Mac Gold Pool 3.5% 11/1/2033	4,107	4,044
Freddie Mac Gold Pool 3.5% 11/1/2040	8,970	8,619
Freddie Mac Gold Pool 3.5% 11/1/2044	9,676	9,172
Freddie Mac Gold Pool 3.5% 11/1/2045	203,115	192,247
Freddie Mac Gold Pool 3.5% 11/1/2047	57,821	54,687
Freddie Mac Gold Pool 3.5% 11/1/2047	5,798	5,437
Freddie Mac Gold Pool 3.5% 11/1/2048	5,647	5,306
Freddie Mac Gold Pool 3.5% 12/1/2033	35,717	35,227
Freddie Mac Gold Pool 3.5% 12/1/2040	8,648	8,210
Freddie Mac Gold Pool 3.5% 12/1/2042	5,920	5,654
Freddie Mac Gold Pool 3.5% 12/1/2042	3,980	3,805
Freddie Mac Gold Pool 3.5% 12/1/2044	47,618	45,557
Freddie Mac Gold Pool 3.5% 12/1/2045	67,836	64,022
Freddie Mac Gold Pool 3.5% 12/1/2046	16,143	15,190
Freddie Mac Gold Pool 3.5% 12/1/2047	88,221	82,738
Freddie Mac Gold Pool 3.5% 12/1/2047	34,616	32,464
Freddie Mac Gold Pool 3.5% 12/1/2047	13,561	12,822
Freddie Mac Gold Pool 3.5% 2/1/2034	940,061	927,385
Freddie Mac Gold Pool 3.5% 2/1/2034	47,166	46,226
Freddie Mac Gold Pool 3.5% 2/1/2042	93,164	89,203
Freddie Mac Gold Pool 3.5% 2/1/2043	377,033	360,219
Freddie Mac Gold Pool 3.5% 2/1/2043	44,815	42,561
Freddie Mac Gold Pool 3.5% 2/1/2043	22,376	21,433
Freddie Mac Gold Pool 3.5% 2/1/2043	8,188	7,867
Freddie Mac Gold Pool 3.5% 2/1/2043	4,859	4,648
Freddie Mac Gold Pool 3.5% 2/1/2044	32,113	30,628
Freddie Mac Gold Pool 3.5% 2/1/2044	20,357	19,449
Freddie Mac Gold Pool 3.5% 2/1/2045	177,211	167,820
Freddie Mac Gold Pool 3.5% 2/1/2045	33,602	31,789
Freddie Mac Gold Pool 3.5% 2/1/2052	131,711	122,968
Freddie Mac Gold Pool 3.5% 3/1/2032	88,019	87,113
Freddie Mac Gold Pool 3.5% 3/1/2032	2,583	2,559
Freddie Mac Gold Pool 3.5% 3/1/2045	36,611	34,647
Freddie Mac Gold Pool 3.5% 3/1/2045	11,365	10,772
Freddie Mac Gold Pool 3.5% 3/1/2045	3,199	3,038
Freddie Mac Gold Pool 3.5% 3/1/2046	234,575	221,244
Freddie Mac Gold Pool 3.5% 3/1/2050	1,390,044	1,307,757
Freddie Mac Gold Pool 3.5% 3/1/2050	15,311	14,295
Freddie Mac Gold Pool 3.5% 3/1/2052	171,489	159,569
Freddie Mac Gold Pool 3.5% 4/1/2028	3,264	3,251
Freddie Mac Gold Pool 3.5% 4/1/2033	5,066	5,012
Freddie Mac Gold Pool 3.5% 4/1/2034	3,344	3,297
Freddie Mac Gold Pool 3.5% 4/1/2040	10,635	10,225
Freddie Mac Gold Pool 3.5% 4/1/2042	170,761	163,562
Freddie Mac Gold Pool 3.5% 4/1/2042	9,191	8,810
Freddie Mac Gold Pool 3.5% 4/1/2042	3,783	3,621
Freddie Mac Gold Pool 3.5% 4/1/2043	167,529	159,953
Freddie Mac Gold Pool 3.5% 4/1/2043	36,765	35,115
Freddie Mac Gold Pool 3.5% 4/1/2043	17,369	16,606
Freddie Mac Gold Pool 3.5% 4/1/2046	156,765	147,856
Freddie Mac Gold Pool 3.5% 4/1/2046	99,284	93,642
Freddie Mac Gold Pool 3.5% 4/1/2046	55,272	52,131
Freddie Mac Gold Pool 3.5% 4/1/2052	393,353	369,208
Freddie Mac Gold Pool 3.5% 5/1/2032	16,218	16,079
Freddie Mac Gold Pool 3.5% 5/1/2034	41,776	41,154
Freddie Mac Gold Pool 3.5% 5/1/2039	6,301	6,115
Freddie Mac Gold Pool 3.5% 5/1/2040	20,300	19,530
Freddie Mac Gold Pool 3.5% 5/1/2042	6,087	5,801
Freddie Mac Gold Pool 3.5% 5/1/2043	64,415	61,371
Freddie Mac Gold Pool 3.5% 5/1/2043	60,947	58,026
Freddie Mac Gold Pool 3.5% 5/1/2043	7,229	6,893
Freddie Mac Gold Pool 3.5% 5/1/2043	5,414	5,151
Freddie Mac Gold Pool 3.5% 5/1/2045	136,735	129,370
Freddie Mac Gold Pool 3.5% 5/1/2045	84,947	80,352
Freddie Mac Gold Pool 3.5% 5/1/2046	87,028	82,354
Freddie Mac Gold Pool 3.5% 5/1/2046	63,189	59,597
Freddie Mac Gold Pool 3.5% 5/1/2046	8,273	7,792
Freddie Mac Gold Pool 3.5% 5/1/2048	3,512	3,304
Freddie Mac Gold Pool 3.5% 6/1/2032	420,137	415,534
Freddie Mac Gold Pool 3.5% 6/1/2038	3,418	3,336
Freddie Mac Gold Pool 3.5% 6/1/2039	57,392	55,699
Freddie Mac Gold Pool 3.5% 6/1/2040	17,994	17,336
Freddie Mac Gold Pool 3.5% 6/1/2045	166,558	157,703
Freddie Mac Gold Pool 3.5% 6/1/2045	27,089	25,718
Freddie Mac Gold Pool 3.5% 6/1/2048	2,698	2,531
Freddie Mac Gold Pool 3.5% 7/1/2029	17,985	17,896
Freddie Mac Gold Pool 3.5% 7/1/2032	20,412	20,213
Freddie Mac Gold Pool 3.5% 7/1/2034	4,551	4,482
Freddie Mac Gold Pool 3.5% 7/1/2039	10,321	10,017
Freddie Mac Gold Pool 3.5% 7/1/2040	1,711	1,643
Freddie Mac Gold Pool 3.5% 7/1/2042	480,084	458,847
Freddie Mac Gold Pool 3.5% 7/1/2042	12,661	12,125
Freddie Mac Gold Pool 3.5% 7/1/2045	248,077	234,515
Freddie Mac Gold Pool 3.5% 7/1/2046	863,715	817,984
Freddie Mac Gold Pool 3.5% 7/1/2047	141,927	134,279
Freddie Mac Gold Pool 3.5% 7/1/2051	300,722	280,101
Freddie Mac Gold Pool 3.5% 8/1/2032	41,722	41,315
Freddie Mac Gold Pool 3.5% 8/1/2034	70,801	69,721
Freddie Mac Gold Pool 3.5% 8/1/2034	32,597	32,103
Freddie Mac Gold Pool 3.5% 8/1/2039	18,016	17,484
Freddie Mac Gold Pool 3.5% 8/1/2040	11,630	11,184
Freddie Mac Gold Pool 3.5% 8/1/2042	72,499	69,339
Freddie Mac Gold Pool 3.5% 8/1/2042	6,739	6,429
Freddie Mac Gold Pool 3.5% 8/1/2042	2,014	1,930
Freddie Mac Gold Pool 3.5% 8/1/2043	25,864	24,648
Freddie Mac Gold Pool 3.5% 8/1/2043	8,952	8,532
Freddie Mac Gold Pool 3.5% 8/1/2043	2,978	2,825
Freddie Mac Gold Pool 3.5% 8/1/2045	127,078	120,053
Freddie Mac Gold Pool 3.5% 8/1/2045	2,863	2,707
Freddie Mac Gold Pool 3.5% 8/1/2046	269,797	254,127
Freddie Mac Gold Pool 3.5% 8/1/2047	220,644	208,754
Freddie Mac Gold Pool 3.5% 8/1/2047	25,686	24,294
Freddie Mac Gold Pool 3.5% 8/1/2047	16,609	15,714
Freddie Mac Gold Pool 3.5% 8/1/2047	4,888	4,601
Freddie Mac Gold Pool 3.5% 9/1/2033	12,500	12,355
Freddie Mac Gold Pool 3.5% 9/1/2040	9,324	8,976
Freddie Mac Gold Pool 3.5% 9/1/2042	597,758	570,728
Freddie Mac Gold Pool 3.5% 9/1/2042	526,547	502,973
Freddie Mac Gold Pool 3.5% 9/1/2043	27,847	26,561
Freddie Mac Gold Pool 3.5% 9/1/2043	12,329	11,708
Freddie Mac Gold Pool 3.5% 9/1/2043	8,278	7,859
Freddie Mac Gold Pool 3.5% 9/1/2045	58,429	55,214
Freddie Mac Gold Pool 3.5% 9/1/2045	2,450	2,313
Freddie Mac Gold Pool 3.5% 9/1/2046	54,653	51,479
Freddie Mac Gold Pool 3.5% 9/1/2046	37,682	35,658
Freddie Mac Gold Pool 3.5% 9/1/2047	194,774	183,943
Freddie Mac Gold Pool 3.5% 9/1/2047	5,916	5,595
Freddie Mac Gold Pool 3.5% 9/1/2047	5,507	5,209
Freddie Mac Gold Pool 4% 1/1/2039	6,177	6,094
Freddie Mac Gold Pool 4% 1/1/2049	25,419	24,450
Freddie Mac Gold Pool 4% 1/1/2049	19,920	19,161
Freddie Mac Gold Pool 4% 1/1/2052	23,358	22,329
Freddie Mac Gold Pool 4% 10/1/2033	2,171	2,182
Freddie Mac Gold Pool 4% 10/1/2034	7,393	7,424
Freddie Mac Gold Pool 4% 10/1/2041	78,902	77,298
Freddie Mac Gold Pool 4% 10/1/2048	11,820	11,373
Freddie Mac Gold Pool 4% 10/1/2051	13,668	13,070
Freddie Mac Gold Pool 4% 11/1/2043	46,478	45,390
Freddie Mac Gold Pool 4% 12/1/2038	40,036	39,498
Freddie Mac Gold Pool 4% 12/1/2049	5,774	5,535
Freddie Mac Gold Pool 4% 12/1/2049	4,868	4,678
Freddie Mac Gold Pool 4% 2/1/2043	2,281	2,221
Freddie Mac Gold Pool 4% 2/1/2045	66,913	65,085
Freddie Mac Gold Pool 4% 2/1/2049	21,552	20,731
Freddie Mac Gold Pool 4% 3/1/2049	72,758	69,985
Freddie Mac Gold Pool 4% 3/1/2049	6,065	5,834
Freddie Mac Gold Pool 4% 3/1/2049	3,198	3,076
Freddie Mac Gold Pool 4% 4/1/2035	35,612	35,660
Freddie Mac Gold Pool 4% 4/1/2043	3,680	3,592
Freddie Mac Gold Pool 4% 4/1/2046	23,635	22,961
Freddie Mac Gold Pool 4% 4/1/2049	10,369	9,974
Freddie Mac Gold Pool 4% 4/1/2050	9,834	9,444
Freddie Mac Gold Pool 4% 4/1/2052	17,363	16,756
Freddie Mac Gold Pool 4% 5/1/2037	276,699	274,234
Freddie Mac Gold Pool 4% 5/1/2048	163,903	158,373
Freddie Mac Gold Pool 4% 5/1/2048	109,840	106,467
Freddie Mac Gold Pool 4% 5/1/2049	5,059	4,866
Freddie Mac Gold Pool 4% 5/1/2049	3,665	3,524
Freddie Mac Gold Pool 4% 5/1/2050	59,787	57,378
Freddie Mac Gold Pool 4% 5/1/2051	8,035	7,646
Freddie Mac Gold Pool 4% 5/1/2053	1,231,814	1,180,243
Freddie Mac Gold Pool 4% 6/1/2044	2,706	2,670
Freddie Mac Gold Pool 4% 6/1/2049	5,608	5,392
Freddie Mac Gold Pool 4% 7/1/2048	10,302	9,912
Freddie Mac Gold Pool 4% 7/1/2049	10,918	10,498
Freddie Mac Gold Pool 4% 7/1/2049	6,660	6,404
Freddie Mac Gold Pool 4% 8/1/2033	3,090	3,106
Freddie Mac Gold Pool 4% 8/1/2048	12,443	11,973
Freddie Mac Gold Pool 4% 8/1/2049	287,903	276,839
Freddie Mac Gold Pool 4% 8/1/2049	77,972	74,976
Freddie Mac Gold Pool 4% 9/1/2041	8,489	8,320
Freddie Mac Gold Pool 4% 9/1/2048	20,274	19,595
Freddie Mac Gold Pool 4% 9/1/2049	37,673	36,225
Freddie Mac Gold Pool 4% 9/1/2051	13,341	12,886
Freddie Mac Gold Pool 4.5% 1/1/2041	15,952	15,993
Freddie Mac Gold Pool 4.5% 1/1/2041	3,096	3,106
Freddie Mac Gold Pool 4.5% 1/1/2042	137,887	138,212
Freddie Mac Gold Pool 4.5% 1/1/2044	39,802	39,780
Freddie Mac Gold Pool 4.5% 1/1/2049	91,477	90,744
Freddie Mac Gold Pool 4.5% 1/1/2049	27,732	27,543
Freddie Mac Gold Pool 4.5% 1/1/2049	5,179	5,138
Freddie Mac Gold Pool 4.5% 1/1/2049	2,431	2,414
Freddie Mac Gold Pool 4.5% 10/1/2039	3,395	3,407
Freddie Mac Gold Pool 4.5% 10/1/2040	7,393	7,406
Freddie Mac Gold Pool 4.5% 10/1/2041	72,227	72,341
Freddie Mac Gold Pool 4.5% 10/1/2041	1,787	1,794
Freddie Mac Gold Pool 4.5% 10/1/2043	11,527	11,513
Freddie Mac Gold Pool 4.5% 10/1/2048	238,966	238,826
Freddie Mac Gold Pool 4.5% 10/1/2048	12,331	12,254
Freddie Mac Gold Pool 4.5% 10/1/2048	7,955	7,896
Freddie Mac Gold Pool 4.5% 10/1/2048	4,375	4,348
Freddie Mac Gold Pool 4.5% 10/1/2049	26,882	26,616
Freddie Mac Gold Pool 4.5% 11/1/2039	59,930	60,117
Freddie Mac Gold Pool 4.5% 11/1/2041	37,408	37,483
Freddie Mac Gold Pool 4.5% 11/1/2044	1,070	1,074
Freddie Mac Gold Pool 4.5% 11/1/2047	19,502	19,412
Freddie Mac Gold Pool 4.5% 11/1/2047	15,968	15,894
Freddie Mac Gold Pool 4.5% 11/1/2048	2,236	2,222
Freddie Mac Gold Pool 4.5% 11/1/2049	25,959	25,694
Freddie Mac Gold Pool 4.5% 11/1/2049	2,993	2,962
Freddie Mac Gold Pool 4.5% 12/1/2040	8,899	8,925
Freddie Mac Gold Pool 4.5% 12/1/2043	38,550	38,508
Freddie Mac Gold Pool 4.5% 12/1/2044	2,315	2,323
Freddie Mac Gold Pool 4.5% 12/1/2045	9,498	9,530
Freddie Mac Gold Pool 4.5% 12/1/2046	3,310	3,302
Freddie Mac Gold Pool 4.5% 12/1/2047	71,669	71,336
Freddie Mac Gold Pool 4.5% 12/1/2048	23,281	23,143
Freddie Mac Gold Pool 4.5% 12/1/2048	14,600	14,483
Freddie Mac Gold Pool 4.5% 12/1/2048	4,186	4,152
Freddie Mac Gold Pool 4.5% 2/1/2041	7,864	7,874
Freddie Mac Gold Pool 4.5% 2/1/2041	6,148	6,162
Freddie Mac Gold Pool 4.5% 2/1/2041	6,144	6,157
Freddie Mac Gold Pool 4.5% 2/1/2041	4,427	4,439
Freddie Mac Gold Pool 4.5% 2/1/2041	3,759	3,771
Freddie Mac Gold Pool 4.5% 2/1/2041	2,624	2,628
Freddie Mac Gold Pool 4.5% 2/1/2044	22,966	22,939
Freddie Mac Gold Pool 4.5% 2/1/2047	15,264	15,227
Freddie Mac Gold Pool 4.5% 2/1/2047	4,515	4,504
Freddie Mac Gold Pool 4.5% 2/1/2048	4,687	4,663
Freddie Mac Gold Pool 4.5% 2/1/2049	92,340	91,599
Freddie Mac Gold Pool 4.5% 2/1/2049	5,000	4,963
Freddie Mac Gold Pool 4.5% 2/1/2049	1,637	1,626
Freddie Mac Gold Pool 4.5% 2/1/2050	6,272	6,204
Freddie Mac Gold Pool 4.5% 3/1/2041	24,176	24,232
Freddie Mac Gold Pool 4.5% 3/1/2041	5,880	5,894
Freddie Mac Gold Pool 4.5% 3/1/2041	3,384	3,391
Freddie Mac Gold Pool 4.5% 3/1/2044	22,797	22,773
Freddie Mac Gold Pool 4.5% 3/1/2044	15,100	15,092
Freddie Mac Gold Pool 4.5% 3/1/2044	14,067	14,050
Freddie Mac Gold Pool 4.5% 3/1/2044	8,527	8,515
Freddie Mac Gold Pool 4.5% 3/1/2049	78,365	77,736
Freddie Mac Gold Pool 4.5% 3/1/2049	1,020	1,011
Freddie Mac Gold Pool 4.5% 3/1/2050	21,389	21,157
Freddie Mac Gold Pool 4.5% 4/1/2041	39,426	39,511
Freddie Mac Gold Pool 4.5% 4/1/2041	10,674	10,687
Freddie Mac Gold Pool 4.5% 4/1/2041	10,421	10,440
Freddie Mac Gold Pool 4.5% 4/1/2044	16,443	16,427
Freddie Mac Gold Pool 4.5% 4/1/2047	11,118	11,056
Freddie Mac Gold Pool 4.5% 4/1/2048	33,073	32,898
Freddie Mac Gold Pool 4.5% 4/1/2048	13,457	13,386
Freddie Mac Gold Pool 4.5% 4/1/2048	13,128	13,062
Freddie Mac Gold Pool 4.5% 4/1/2048	12,842	12,775
Freddie Mac Gold Pool 4.5% 4/1/2048	3,870	3,849
Freddie Mac Gold Pool 4.5% 4/1/2049	24,728	24,507
Freddie Mac Gold Pool 4.5% 4/1/2049	14,768	14,636
Freddie Mac Gold Pool 4.5% 4/1/2049	1,851	1,836
Freddie Mac Gold Pool 4.5% 4/1/2050	44,524	44,014
Freddie Mac Gold Pool 4.5% 5/1/2039	37,576	37,729
Freddie Mac Gold Pool 4.5% 5/1/2041	11,167	11,180
Freddie Mac Gold Pool 4.5% 5/1/2041	7,471	7,487
Freddie Mac Gold Pool 4.5% 5/1/2044	6,066	6,065
Freddie Mac Gold Pool 4.5% 5/1/2047	38,855	38,747
Freddie Mac Gold Pool 4.5% 5/1/2047	29,701	29,619
Freddie Mac Gold Pool 4.5% 5/1/2047	13,391	13,354
Freddie Mac Gold Pool 4.5% 5/1/2048	112,309	111,646
Freddie Mac Gold Pool 4.5% 5/1/2048	26,108	25,971
Freddie Mac Gold Pool 4.5% 5/1/2049	46,927	46,506
Freddie Mac Gold Pool 4.5% 6/1/2041	10,426	10,460
Freddie Mac Gold Pool 4.5% 6/1/2041	8,626	8,640
Freddie Mac Gold Pool 4.5% 6/1/2041	7,291	7,313
Freddie Mac Gold Pool 4.5% 6/1/2041	3,426	3,441
Freddie Mac Gold Pool 4.5% 6/1/2047	55,676	55,521
Freddie Mac Gold Pool 4.5% 6/1/2047	16,557	16,558
Freddie Mac Gold Pool 4.5% 6/1/2047	9,207	9,173
Freddie Mac Gold Pool 4.5% 6/1/2048	19,850	19,739
Freddie Mac Gold Pool 4.5% 6/1/2048	5,560	5,527
Freddie Mac Gold Pool 4.5% 6/1/2049	9,068	8,979
Freddie Mac Gold Pool 4.5% 6/1/2049	7,846	7,768
Freddie Mac Gold Pool 4.5% 7/1/2030	517	520
Freddie Mac Gold Pool 4.5% 7/1/2039	23,591	23,670
Freddie Mac Gold Pool 4.5% 7/1/2041	139,721	139,814
Freddie Mac Gold Pool 4.5% 7/1/2041	17,295	17,320
Freddie Mac Gold Pool 4.5% 7/1/2047	37,252	37,114
Freddie Mac Gold Pool 4.5% 7/1/2047	30,492	30,512
Freddie Mac Gold Pool 4.5% 7/1/2047	23,600	23,534
Freddie Mac Gold Pool 4.5% 7/1/2047	13,103	13,103
Freddie Mac Gold Pool 4.5% 7/1/2047	11,498	11,402
Freddie Mac Gold Pool 4.5% 7/1/2048	3,705	3,678
Freddie Mac Gold Pool 4.5% 7/1/2049	5,506	5,452
Freddie Mac Gold Pool 4.5% 7/1/2050	8,750	8,649
Freddie Mac Gold Pool 4.5% 8/1/2039	4,799	4,816
Freddie Mac Gold Pool 4.5% 8/1/2040	979	982
Freddie Mac Gold Pool 4.5% 8/1/2041	11,723	11,748
Freddie Mac Gold Pool 4.5% 8/1/2041	923	926
Freddie Mac Gold Pool 4.5% 8/1/2047	102,013	101,635
Freddie Mac Gold Pool 4.5% 8/1/2048	65,410	65,003
Freddie Mac Gold Pool 4.5% 8/1/2049	4,907	4,858
Freddie Mac Gold Pool 4.5% 8/1/2055	419,210	411,131
Freddie Mac Gold Pool 4.5% 9/1/2041	92,245	92,434
Freddie Mac Gold Pool 4.5% 9/1/2041	16,343	16,379
Freddie Mac Gold Pool 4.5% 9/1/2046	3,837	3,834
Freddie Mac Gold Pool 4.5% 9/1/2047	13,442	13,380
Freddie Mac Gold Pool 4.5% 9/1/2047	9,199	9,165
Freddie Mac Gold Pool 4.5% 9/1/2048	61,338	60,957
Freddie Mac Gold Pool 4.5% 9/1/2048	35,112	34,894
Freddie Mac Gold Pool 4.5% 9/1/2049	5,922	5,863
Freddie Mac Gold Pool 4.5% 9/1/2050	10,577	10,452
Freddie Mac Gold Pool 5% 1/1/2039	279	285
Freddie Mac Gold Pool 5% 1/1/2040	13,589	13,875
Freddie Mac Gold Pool 5% 1/1/2049	13,106	13,340
Freddie Mac Gold Pool 5% 1/1/2049	3,329	3,389
Freddie Mac Gold Pool 5% 1/1/2053	589,555	595,117
Freddie Mac Gold Pool 5% 10/1/2038	526	537
Freddie Mac Gold Pool 5% 10/1/2048	5,812	5,923
Freddie Mac Gold Pool 5% 10/1/2048	3,423	3,489
Freddie Mac Gold Pool 5% 11/1/2038	1,256	1,282
Freddie Mac Gold Pool 5% 11/1/2038	1,011	1,032
Freddie Mac Gold Pool 5% 11/1/2048	12,795	13,040
Freddie Mac Gold Pool 5% 11/1/2052	1,348,160	1,362,563
Freddie Mac Gold Pool 5% 11/1/2052	401,022	406,559
Freddie Mac Gold Pool 5% 12/1/2036	1,495	1,526
Freddie Mac Gold Pool 5% 12/1/2038	11,847	12,091
Freddie Mac Gold Pool 5% 12/1/2038	365	373
Freddie Mac Gold Pool 5% 12/1/2048	35,714	36,352
Freddie Mac Gold Pool 5% 12/1/2048	19,233	19,577
Freddie Mac Gold Pool 5% 12/1/2052	1,755,153	1,773,905
Freddie Mac Gold Pool 5% 12/1/2052	1,569,458	1,584,264
Freddie Mac Gold Pool 5% 12/1/2052	170,289	171,895
Freddie Mac Gold Pool 5% 2/1/2037	803	820
Freddie Mac Gold Pool 5% 2/1/2038	16,268	16,581
Freddie Mac Gold Pool 5% 2/1/2038	3,125	3,190
Freddie Mac Gold Pool 5% 2/1/2038	290	296
Freddie Mac Gold Pool 5% 2/1/2039	11,412	11,651
Freddie Mac Gold Pool 5% 2/1/2039	329	335
Freddie Mac Gold Pool 5% 2/1/2049	61,101	62,266
Freddie Mac Gold Pool 5% 2/1/2049	8,604	8,758
Freddie Mac Gold Pool 5% 2/1/2049	6,146	6,256
Freddie Mac Gold Pool 5% 2/1/2050	12,777	12,973
Freddie Mac Gold Pool 5% 3/1/2038	1,197	1,222
Freddie Mac Gold Pool 5% 3/1/2039	429	438
Freddie Mac Gold Pool 5% 4/1/2038	6,046	6,170
Freddie Mac Gold Pool 5% 4/1/2038	4,971	5,075
Freddie Mac Gold Pool 5% 4/1/2038	401	410
Freddie Mac Gold Pool 5% 4/1/2040	23,125	23,614
Freddie Mac Gold Pool 5% 4/1/2049	9,152	9,316
Freddie Mac Gold Pool 5% 5/1/2028	370	373
Freddie Mac Gold Pool 5% 5/1/2035	13,113	13,374
Freddie Mac Gold Pool 5% 5/1/2040	2,210	2,257
Freddie Mac Gold Pool 5% 5/1/2050	55,743	56,531
Freddie Mac Gold Pool 5% 6/1/2037	266	272
Freddie Mac Gold Pool 5% 6/1/2038	8,325	8,498
Freddie Mac Gold Pool 5% 6/1/2038	1,252	1,278
Freddie Mac Gold Pool 5% 6/1/2038	649	663
Freddie Mac Gold Pool 5% 6/1/2040	8,011	8,180
Freddie Mac Gold Pool 5% 6/1/2041	37,116	37,901
Freddie Mac Gold Pool 5% 6/1/2052	163,504	165,813
Freddie Mac Gold Pool 5% 7/1/2040	5,669	5,787
Freddie Mac Gold Pool 5% 7/1/2048	16,466	16,466
Freddie Mac Gold Pool 5% 7/1/2048	14,018	14,019
Freddie Mac Gold Pool 5% 8/1/2037	589	601
Freddie Mac Gold Pool 5% 8/1/2038	1,508	1,540
Freddie Mac Gold Pool 5% 8/1/2038	1,089	1,112
Freddie Mac Gold Pool 5% 8/1/2040	1,099,960	1,114,336
Freddie Mac Gold Pool 5% 8/1/2040	36,705	37,480
Freddie Mac Gold Pool 5% 8/1/2040	24,340	24,849
Freddie Mac Gold Pool 5% 8/1/2040	1,328	1,356
Freddie Mac Gold Pool 5% 8/1/2048	27,629	28,157
Freddie Mac Gold Pool 5% 8/1/2049	3,409	3,468
Freddie Mac Gold Pool 5% 9/1/2038	24,992	25,509
Freddie Mac Gold Pool 5% 9/1/2039	22,175	22,635
Freddie Mac Gold Pool 5% 9/1/2039	16,737	17,086
Freddie Mac Gold Pool 5% 9/1/2039	532	543
Freddie Mac Gold Pool 5% 9/1/2049	11,115	11,306
Freddie Mac Gold Pool 5.5% 1/1/2036	3,978	4,130
Freddie Mac Gold Pool 5.5% 1/1/2037	540	561
Freddie Mac Gold Pool 5.5% 1/1/2037	398	413
Freddie Mac Gold Pool 5.5% 1/1/2038	1,760	1,829
Freddie Mac Gold Pool 5.5% 1/1/2038	642	666
Freddie Mac Gold Pool 5.5% 1/1/2039	8,173	8,481
Freddie Mac Gold Pool 5.5% 1/1/2039	746	775
Freddie Mac Gold Pool 5.5% 1/1/2041	1,523	1,583
Freddie Mac Gold Pool 5.5% 10/1/2033	246	255
Freddie Mac Gold Pool 5.5% 10/1/2035	1,795	1,863
Freddie Mac Gold Pool 5.5% 10/1/2054	496,841	509,827
Freddie Mac Gold Pool 5.5% 10/1/2054	90,864	92,501
Freddie Mac Gold Pool 5.5% 11/1/2028	230	233
Freddie Mac Gold Pool 5.5% 11/1/2037	1,479	1,535
Freddie Mac Gold Pool 5.5% 11/1/2038	299	312
Freddie Mac Gold Pool 5.5% 11/1/2054	462,445	476,700
Freddie Mac Gold Pool 5.5% 12/1/2037	118	123
Freddie Mac Gold Pool 5.5% 12/1/2039	3,832	3,985
Freddie Mac Gold Pool 5.5% 12/1/2054	862,395	883,320
Freddie Mac Gold Pool 5.5% 12/1/2054	53,432	54,211
Freddie Mac Gold Pool 5.5% 2/1/2038	329	342
Freddie Mac Gold Pool 5.5% 2/1/2039	418	435
Freddie Mac Gold Pool 5.5% 2/1/2054	399,426	406,746
Freddie Mac Gold Pool 5.5% 2/1/2055	9,590,204	9,726,990
Freddie Mac Gold Pool 5.5% 3/1/2034	17,256	17,873
Freddie Mac Gold Pool 5.5% 3/1/2037	142	148
Freddie Mac Gold Pool 5.5% 3/1/2038	607	632
Freddie Mac Gold Pool 5.5% 3/1/2039	37,143	38,613
Freddie Mac Gold Pool 5.5% 3/1/2039	1,061	1,104
Freddie Mac Gold Pool 5.5% 3/1/2053 (e)(f)	1,519,860	1,568,610
Freddie Mac Gold Pool 5.5% 4/1/2027	11	11
Freddie Mac Gold Pool 5.5% 4/1/2038	3,393	3,529
Freddie Mac Gold Pool 5.5% 4/1/2038	599	623
Freddie Mac Gold Pool 5.5% 4/1/2038	285	296
Freddie Mac Gold Pool 5.5% 4/1/2038	245	255
Freddie Mac Gold Pool 5.5% 4/1/2039	2,695	2,802
Freddie Mac Gold Pool 5.5% 4/1/2040	9,323	9,696
Freddie Mac Gold Pool 5.5% 5/1/2028	116	118
Freddie Mac Gold Pool 5.5% 5/1/2036	292	303
Freddie Mac Gold Pool 5.5% 5/1/2037	10,382	10,793
Freddie Mac Gold Pool 5.5% 5/1/2037	300	311
Freddie Mac Gold Pool 5.5% 5/1/2037	89	92
Freddie Mac Gold Pool 5.5% 5/1/2038	5,744	5,975
Freddie Mac Gold Pool 5.5% 5/1/2038	259	269
Freddie Mac Gold Pool 5.5% 5/1/2038	245	255
Freddie Mac Gold Pool 5.5% 5/1/2038	230	239
Freddie Mac Gold Pool 5.5% 5/1/2053	900,176	923,986
Freddie Mac Gold Pool 5.5% 5/1/2055	304,107	309,053
Freddie Mac Gold Pool 5.5% 6/1/2027	233	236
Freddie Mac Gold Pool 5.5% 6/1/2038	2,919	3,035
Freddie Mac Gold Pool 5.5% 6/1/2038	642	668
Freddie Mac Gold Pool 5.5% 6/1/2038	448	466
Freddie Mac Gold Pool 5.5% 6/1/2038	349	362
Freddie Mac Gold Pool 5.5% 6/1/2041	18,818	19,511
Freddie Mac Gold Pool 5.5% 6/1/2041	12,584	13,073
Freddie Mac Gold Pool 5.5% 6/1/2041	5,997	6,221
Freddie Mac Gold Pool 5.5% 6/1/2049	96,533	100,414
Freddie Mac Gold Pool 5.5% 7/1/2028	131	133
Freddie Mac Gold Pool 5.5% 7/1/2035	10,933	11,318
Freddie Mac Gold Pool 5.5% 7/1/2036	5,371	5,581
Freddie Mac Gold Pool 5.5% 7/1/2038	303	314
Freddie Mac Gold Pool 5.5% 7/1/2038	184	192
Freddie Mac Gold Pool 5.5% 8/1/2038	656	681
Freddie Mac Gold Pool 5.5% 8/1/2038	441	459
Freddie Mac Gold Pool 5.5% 8/1/2038	271	282
Freddie Mac Gold Pool 5.5% 8/1/2039	4,680	4,873
Freddie Mac Gold Pool 5.5% 8/1/2040	1,137	1,183
Freddie Mac Gold Pool 5.5% 8/1/2055	548,347	564,394
Freddie Mac Gold Pool 5.5% 9/1/2038	4,028	4,189
Freddie Mac Gold Pool 5.5% 9/1/2038	557	580
Freddie Mac Gold Pool 5.5% 9/1/2038	287	299
Freddie Mac Gold Pool 5.5% 9/1/2040	18,843	19,629
Freddie Mac Gold Pool 5.5% 9/1/2054	2,709,938	2,754,154
Freddie Mac Gold Pool 5.5% 9/1/2055	76,118	77,204
Freddie Mac Gold Pool 6% 11/1/2053	233,986	242,745
Freddie Mac Gold Pool 6% 12/1/2052	161,498	168,554
Freddie Mac Gold Pool 6% 2/1/2055	392,350	409,858
Freddie Mac Gold Pool 6% 4/1/2032	17,369	18,044
Freddie Mac Gold Pool 6% 4/1/2054	1,138,179	1,187,191
Freddie Mac Gold Pool 6% 5/1/2033	3,701	3,831
Freddie Mac Gold Pool 6% 5/1/2054	1,140,608	1,191,863
Freddie Mac Gold Pool 6% 7/1/2037	653	690
Freddie Mac Gold Pool 6% 7/1/2039	2,341,348	2,434,111
Freddie Mac Gold Pool 6% 8/1/2037	7,532	7,943
Freddie Mac Gold Pool 6% 8/1/2055	1,811,561	1,893,674
Freddie Mac Gold Pool 6.5% 1/1/2054	1,297,965	1,368,550
Freddie Mac Gold Pool 6.5% 1/1/2054	481,923	508,070
Freddie Mac Gold Pool 6.5% 10/1/2037	348	372
Freddie Mac Gold Pool 6.5% 10/1/2053	373,578	393,894
Freddie Mac Gold Pool 6.5% 11/1/2036	177	189
Freddie Mac Gold Pool 6.5% 12/1/2037	300	320
Freddie Mac Gold Pool 6.5% 12/1/2053	184,707	194,988
Freddie Mac Gold Pool 6.5% 6/1/2054	1,290,074	1,362,245
Freddie Mac Gold Pool 6.5% 6/1/2054	244,039	258,530
Freddie Mac Gold Pool 6.5% 9/1/2037	204	216
Freddie Mac Gold Pool 6.5% 9/1/2053	299,837	316,611
Freddie Mac Gold Pool 6.5% 9/1/2054	2,382,300	2,527,672
Freddie Mac Gold Pool 6.5% 9/1/2054	293,784	311,412
Freddie Mac Gold Pool 7% 1/1/2054	415,716	441,867
Freddie Mac Gold Pool 7% 1/1/2054	378,711	402,268
Freddie Mac Gold Pool 7% 1/1/2054	364,976	388,420
Freddie Mac Gold Pool 7% 1/1/2054	282,133	300,256
Freddie Mac Gold Pool 7% 1/1/2054	169,851	180,535
Freddie Mac Gold Pool 7% 12/1/2053	43,958	46,426
Freddie Mac Gold Pool 7% 12/1/2053	22,111	23,358
Freddie Mac Gold Pool 7% 2/1/2054	196,354	208,568
Freddie Mac Gold Pool 7% 6/1/2054	339,277	361,707
Freddie Mac Gold Pool 7% 6/1/2054	338,651	359,954
Freddie Mac Gold Pool 7% 8/1/2054	149,341	159,261
Freddie Mac Gold Pool 7% 9/1/2054	201,535	214,071
Freddie Mac Gold Pool 7.5% 1/1/2027	8	8
Freddie Mac Gold Pool 7.5% 10/1/2027	2	2
Freddie Mac Gold Pool 7.5% 11/1/2029	218	228
Freddie Mac Gold Pool 7.5% 2/1/2028	10	10
Freddie Mac Gold Pool 7.5% 9/1/2031	458	485
Freddie Mac Gold Pool 8% 5/1/2027	5	5
Freddie Mac Gold Pool 8.5% 1/1/2028	12	13
Freddie Mac Gold Pool 8.5% 5/1/2027	1	0
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	501,117	522,383
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	249,104	263,662
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	221,163	234,296
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	70,900	75,469
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.884% 3/1/2036 (c)(d)	3,635	3,706
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (c)(d)	1,881	1,965
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (c)(d)	348	363
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (c)(d)	382	399
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (c)(d)	4,847	5,060
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.778% 5/1/2041 (c)(d)	3,458	3,610
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.863% 5/1/2041 (c)(d)	4,419	4,613
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	47	47
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.0397%, 6.663% 9/1/2037 (c)(d)	551	572
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.535% 11/1/2035 (c)(d)	262	272
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 1.699%, 5.937% 3/1/2036 (c)(d)	27,746	28,097
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2316%, 6.082% 12/1/2035 (c)(d)	10,322	10,555
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2476%, 6.497% 1/1/2035 (c)(d)	369	377
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.25%, 6.161% 3/1/2035 (c)(d)	6,065	6,194
Freddie Mac Non Gold Pool 4.5% 9/1/2040	23,440	23,484
Freddie Mac Non Gold Pool 5% 8/1/2053	424,351	427,161
Freddie Mac Non Gold Pool 5% 9/1/2040	3,919	4,002
Freddie Mac Non Gold Pool 5.5% 8/1/2053	809,106	832,277
Freddie Mac Non Gold Pool 5.5% 8/1/2053	502,271	516,655
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.255% 4/1/2035 (c)(d)	2,964	3,020
Freddie Mac Non Gold Pool 6% 6/1/2053	559,576	583,497
Freddie Mac Non Gold Pool 6% 6/1/2053	534,278	555,281
Freddie Mac Non Gold Pool 6% 7/1/2053	480,037	500,558
Freddie Mac Non Gold Pool 6% 9/1/2053	437,809	454,610
Freddie Mac Non Gold Pool 6.5% 1/1/2055	463,709	488,926
Freddie Mac Non Gold Pool 6.5% 1/1/2055	300,318	318,738
Freddie Mac Non Gold Pool 6.5% 11/1/2054	129,068	136,944
Freddie Mac Non Gold Pool 6.5% 2/1/2055	335,765	356,359
Ginnie Mae I Pool 2.5% 1/20/2052	650,692	558,228
Ginnie Mae I Pool 2.5% 12/20/2051	1,013,278	869,291
Ginnie Mae I Pool 2.5% 12/20/2051	540,011	463,275
Ginnie Mae I Pool 2.5% 8/20/2051	3,786,882	3,246,400
Ginnie Mae I Pool 2.5% 8/20/2051	986,119	845,375
Ginnie Mae I Pool 2.5% 9/20/2051	1,189,385	1,019,629
Ginnie Mae I Pool 2.5% 9/20/2051	990,585	849,204
Ginnie Mae I Pool 3% 1/15/2043	5,814	5,345
Ginnie Mae I Pool 3% 10/20/2042	339,888	314,620
Ginnie Mae I Pool 3% 12/20/2042	242,615	223,402
Ginnie Mae I Pool 3% 2/15/2045	7,839	7,131
Ginnie Mae I Pool 3% 2/15/2045	3,591	3,264
Ginnie Mae I Pool 3% 2/20/2046	5,794	5,288
Ginnie Mae I Pool 3% 3/15/2045	18,600	16,894
Ginnie Mae I Pool 3% 3/15/2045	9,561	8,675
Ginnie Mae I Pool 3% 3/15/2045	8,689	7,918
Ginnie Mae I Pool 3% 3/15/2045	7,404	6,725
Ginnie Mae I Pool 3% 3/15/2045	6,739	6,150
Ginnie Mae I Pool 3% 3/15/2045	4,544	4,131
Ginnie Mae I Pool 3% 3/15/2045	2,892	2,624
Ginnie Mae I Pool 3% 3/15/2045	2,499	2,281
Ginnie Mae I Pool 3% 3/15/2045	1,635	1,514
Ginnie Mae I Pool 3% 3/20/2043	157,786	145,358
Ginnie Mae I Pool 3% 3/20/2043	64,893	59,827
Ginnie Mae I Pool 3% 5/15/2045	4,950	4,498
Ginnie Mae I Pool 3% 6/15/2043	48,351	44,292
Ginnie Mae I Pool 3% 6/15/2043	9,145	8,342
Ginnie Mae I Pool 3% 6/15/2043	7,973	7,321
Ginnie Mae I Pool 3% 6/15/2045	4,977	4,554
Ginnie Mae I Pool 3% 7/15/2042	1,587	1,479
Ginnie Mae I Pool 3% 7/15/2043	13,395	12,275
Ginnie Mae I Pool 3% 7/15/2045	12,108	10,955
Ginnie Mae I Pool 3% 7/15/2045	5,895	5,332
Ginnie Mae I Pool 3% 7/15/2045	5,540	5,023
Ginnie Mae I Pool 3% 7/15/2045	2,465	2,231
Ginnie Mae I Pool 3% 7/15/2045	2,137	1,933
Ginnie Mae I Pool 3.5% 1/15/2041	11,224	10,686
Ginnie Mae I Pool 3.5% 1/15/2041	1,949	1,847
Ginnie Mae I Pool 3.5% 1/15/2041	1,518	1,446
Ginnie Mae I Pool 3.5% 1/15/2042	4,866	4,586
Ginnie Mae I Pool 3.5% 1/20/2050	63,941	58,766
Ginnie Mae I Pool 3.5% 1/20/2050	38,735	35,721
Ginnie Mae I Pool 3.5% 1/20/2050	37,724	34,766
Ginnie Mae I Pool 3.5% 1/20/2050	10,821	9,958
Ginnie Mae I Pool 3.5% 11/15/2041	14,161	13,382
Ginnie Mae I Pool 3.5% 11/15/2042	41,375	39,047
Ginnie Mae I Pool 3.5% 12/15/2040	2,013	1,910
Ginnie Mae I Pool 3.5% 12/20/2049	9,584	8,830
Ginnie Mae I Pool 3.5% 12/20/2049	4,374	4,020
Ginnie Mae I Pool 3.5% 12/20/2049	3,400	3,135
Ginnie Mae I Pool 3.5% 12/20/2049	1,017	936
Ginnie Mae I Pool 3.5% 2/15/2041	20,523	19,485
Ginnie Mae I Pool 3.5% 2/15/2042	18,257	17,243
Ginnie Mae I Pool 3.5% 2/15/2042	10,009	9,474
Ginnie Mae I Pool 3.5% 2/15/2042	4,551	4,311
Ginnie Mae I Pool 3.5% 2/15/2042	2,491	2,357
Ginnie Mae I Pool 3.5% 2/15/2043	6,931	6,529
Ginnie Mae I Pool 3.5% 2/15/2043	4,197	3,944
Ginnie Mae I Pool 3.5% 3/15/2042	3,512	3,333
Ginnie Mae I Pool 3.5% 3/15/2042	1,372	1,297
Ginnie Mae I Pool 3.5% 3/15/2043	20,449	19,197
Ginnie Mae I Pool 3.5% 4/15/2042	2,969	2,806
Ginnie Mae I Pool 3.5% 5/15/2042	46,866	44,475
Ginnie Mae I Pool 3.5% 5/15/2042	32,311	30,655
Ginnie Mae I Pool 3.5% 5/15/2042	12,476	11,765
Ginnie Mae I Pool 3.5% 5/15/2042	7,670	7,246
Ginnie Mae I Pool 3.5% 5/15/2042	1,743	1,647
Ginnie Mae I Pool 3.5% 5/15/2043	10,776	10,172
Ginnie Mae I Pool 3.5% 5/15/2043	7,508	7,056
Ginnie Mae I Pool 3.5% 5/15/2043	3,648	3,432
Ginnie Mae I Pool 3.5% 5/15/2043	2,474	2,328
Ginnie Mae I Pool 3.5% 6/15/2042	11,527	10,901
Ginnie Mae I Pool 3.5% 6/15/2043	12,504	11,762
Ginnie Mae I Pool 3.5% 6/15/2043	3,749	3,538
Ginnie Mae I Pool 3.5% 6/20/2042	60,751	57,604
Ginnie Mae I Pool 3.5% 7/15/2042	25,104	23,698
Ginnie Mae I Pool 3.5% 7/15/2043	30,109	28,238
Ginnie Mae I Pool 3.5% 8/15/2042	80,494	75,945
Ginnie Mae I Pool 3.5% 8/15/2042	22,291	21,065
Ginnie Mae I Pool 3.5% 8/15/2042	1,115	1,051
Ginnie Mae I Pool 3.5% 9/15/2041	3,132	2,970
Ginnie Mae I Pool 3.5% 9/15/2043	752	717
Ginnie Mae I Pool 3.5% 9/20/2052	2,644,706	2,435,205
Ginnie Mae I Pool 4% 1/15/2041	27,488	26,705
Ginnie Mae I Pool 4% 1/15/2041	14,045	13,645
Ginnie Mae I Pool 4% 10/15/2040	19,009	18,480
Ginnie Mae I Pool 4% 10/15/2040	4,651	4,524
Ginnie Mae I Pool 4% 10/15/2041	49,678	48,224
Ginnie Mae I Pool 4% 10/15/2041	40,407	39,178
Ginnie Mae I Pool 4% 10/15/2041	31,984	30,996
Ginnie Mae I Pool 4% 10/15/2041	27,235	26,447
Ginnie Mae I Pool 4% 10/15/2041	9,102	8,853
Ginnie Mae I Pool 4% 10/15/2041	5,824	5,650
Ginnie Mae I Pool 4% 10/15/2041	4,842	4,703
Ginnie Mae I Pool 4% 10/15/2041	4,333	4,208
Ginnie Mae I Pool 4% 11/15/2040	11,660	11,311
Ginnie Mae I Pool 4% 11/15/2040	6,865	6,669
Ginnie Mae I Pool 4% 11/15/2040	2,358	2,290
Ginnie Mae I Pool 4% 11/15/2041	12,580	12,210
Ginnie Mae I Pool 4% 12/15/2040	1,321	1,284
Ginnie Mae I Pool 4% 12/15/2040	969	943
Ginnie Mae I Pool 4% 12/15/2041	27,045	26,227
Ginnie Mae I Pool 4% 12/15/2041	15,590	15,119
Ginnie Mae I Pool 4% 12/15/2041	5,690	5,526
Ginnie Mae I Pool 4% 12/15/2041	4,032	3,909
Ginnie Mae I Pool 4% 2/15/2041	5,021	4,881
Ginnie Mae I Pool 4% 3/15/2040	15,384	14,998
Ginnie Mae I Pool 4% 3/15/2041	5,801	5,640
Ginnie Mae I Pool 4% 3/15/2042	6,462	6,262
Ginnie Mae I Pool 4% 3/15/2044	1,898	1,840
Ginnie Mae I Pool 4% 3/20/2047	221,953	214,416
Ginnie Mae I Pool 4% 4/15/2040	7,409	7,199
Ginnie Mae I Pool 4% 4/15/2045	4,993	4,817
Ginnie Mae I Pool 4% 4/15/2046	167,389	161,289
Ginnie Mae I Pool 4% 4/20/2047	63,815	61,149
Ginnie Mae I Pool 4% 4/20/2047	57,647	55,239
Ginnie Mae I Pool 4% 4/20/2048	51,725	49,532
Ginnie Mae I Pool 4% 4/20/2048	45,556	43,625
Ginnie Mae I Pool 4% 5/15/2040	9,927	9,644
Ginnie Mae I Pool 4% 6/15/2039	21,483	20,933
Ginnie Mae I Pool 4% 6/15/2045	39,650	38,240
Ginnie Mae I Pool 4% 7/15/2040	5,586	5,441
Ginnie Mae I Pool 4% 7/15/2041	17,334	16,793
Ginnie Mae I Pool 4% 7/15/2041	3,570	3,464
Ginnie Mae I Pool 4% 8/15/2041	53,314	51,736
Ginnie Mae I Pool 4% 8/15/2041	5,149	4,999
Ginnie Mae I Pool 4% 9/15/2040	2,479	2,410
Ginnie Mae I Pool 4% 9/15/2041	5,904	5,728
Ginnie Mae I Pool 4% 9/15/2041	5,017	4,871
Ginnie Mae I Pool 4% 9/15/2041	4,330	4,208
Ginnie Mae I Pool 4.5% 2/15/2039	2,883	2,890
Ginnie Mae I Pool 4.5% 2/15/2040	4,494	4,501
Ginnie Mae I Pool 4.5% 3/15/2041	89,253	89,282
Ginnie Mae I Pool 4.5% 3/15/2041	67,615	67,702
Ginnie Mae I Pool 4.5% 3/15/2041	45,700	45,764
Ginnie Mae I Pool 4.5% 3/15/2041	1,015	1,016
Ginnie Mae I Pool 4.5% 4/15/2041	9,369	9,376
Ginnie Mae I Pool 4.5% 4/20/2053	676,559	663,236
Ginnie Mae I Pool 4.5% 5/15/2039	1,428	1,431
Ginnie Mae I Pool 4.5% 5/15/2040	8,792	8,791
Ginnie Mae I Pool 4.5% 6/15/2040	28,151	28,189
Ginnie Mae I Pool 4.5% 6/15/2040	12,869	12,888
Ginnie Mae I Pool 4.5% 6/15/2040	8,766	8,780
Ginnie Mae I Pool 4.5% 6/15/2040	2,162	2,167
Ginnie Mae I Pool 4.5% 7/15/2040	19,599	19,629
Ginnie Mae I Pool 4.5% 7/15/2040	10,523	10,538
Ginnie Mae I Pool 4.5% 7/15/2040	7,717	7,726
Ginnie Mae I Pool 4.5% 7/15/2040	2,401	2,404
Ginnie Mae I Pool 4.5% 7/15/2040	728	729
Ginnie Mae I Pool 4.5% 7/20/2041	104,031	104,043
Ginnie Mae I Pool 4.5% 8/15/2039	14,938	14,967
Ginnie Mae I Pool 4.5% 8/15/2040	5,670	5,678
Ginnie Mae I Pool 4.5% 8/15/2040	1,211	1,215
Ginnie Mae I Pool 4.5% 9/15/2040	1,137	1,138
Ginnie Mae I Pool 5% 10/15/2039	4,485	4,575
Ginnie Mae I Pool 5% 10/15/2039	1,938	1,976
Ginnie Mae I Pool 5% 11/15/2039	8,187	8,353
Ginnie Mae I Pool 5% 11/15/2040	4,120	4,203
Ginnie Mae I Pool 5% 11/15/2040	1,678	1,712
Ginnie Mae I Pool 5% 12/15/2039	5,724	5,839
Ginnie Mae I Pool 5% 2/20/2041	2,290	2,334
Ginnie Mae I Pool 5% 3/15/2039	2,534	2,584
Ginnie Mae I Pool 5% 3/15/2044	12,481	12,732
Ginnie Mae I Pool 5% 4/15/2039	8,911	9,089
Ginnie Mae I Pool 5% 4/15/2039	2,323	2,369
Ginnie Mae I Pool 5% 4/15/2040	3,756	3,832
Ginnie Mae I Pool 5% 4/15/2041	803	819
Ginnie Mae I Pool 5% 4/20/2048	136,353	138,914
Ginnie Mae I Pool 5% 5/15/2039	10,356	10,566
Ginnie Mae I Pool 5% 5/15/2039	4,077	4,159
Ginnie Mae I Pool 5% 5/15/2040	4,780	4,877
Ginnie Mae I Pool 5% 5/15/2040	2,022	2,063
Ginnie Mae I Pool 5% 6/15/2040	5,969	6,089
Ginnie Mae I Pool 5% 6/15/2040	3,079	3,141
Ginnie Mae I Pool 5% 7/15/2040	21,890	22,332
Ginnie Mae I Pool 5% 7/15/2040	21,830	22,274
Ginnie Mae I Pool 5% 7/15/2040	16,681	17,018
Ginnie Mae I Pool 5% 7/15/2040	12,967	13,229
Ginnie Mae I Pool 5% 7/15/2040	12,922	13,183
Ginnie Mae I Pool 5% 7/15/2040	11,637	11,873
Ginnie Mae I Pool 5% 7/15/2040	10,903	11,122
Ginnie Mae I Pool 5% 7/15/2040	5,120	5,225
Ginnie Mae I Pool 5% 7/15/2040	5,087	5,190
Ginnie Mae I Pool 5% 7/15/2040	3,874	3,952
Ginnie Mae I Pool 5% 7/15/2040	3,126	3,190
Ginnie Mae I Pool 5% 7/15/2040	2,129	2,172
Ginnie Mae I Pool 5% 7/20/2041	1,821	1,856
Ginnie Mae I Pool 5% 8/15/2039	11,733	11,968
Ginnie Mae I Pool 5% 8/15/2039	7,602	7,754
Ginnie Mae I Pool 5% 8/15/2039	4,291	4,377
Ginnie Mae I Pool 5% 8/15/2039	4,201	4,286
Ginnie Mae I Pool 5% 8/15/2039	1,292	1,318
Ginnie Mae I Pool 5% 8/15/2040	9,000	9,182
Ginnie Mae I Pool 5% 8/15/2040	7,436	7,586
Ginnie Mae I Pool 5% 9/15/2039	15,958	16,277
Ginnie Mae I Pool 5% 9/15/2039	14,874	15,171
Ginnie Mae I Pool 5% 9/15/2039	6,081	6,204
Ginnie Mae I Pool 5% 9/15/2039	6,027	6,150
Ginnie Mae I Pool 5% 9/15/2039	3,457	3,527
Ginnie Mae I Pool 5% 9/15/2040	4,974	5,074
Ginnie Mae I Pool 5% 9/15/2040	3,324	3,391
Ginnie Mae I Pool 5% 9/15/2041	65,104	66,412
Ginnie Mae I Pool 5.5% 1/15/2038	891	917
Ginnie Mae I Pool 5.5% 10/15/2035	10,894	11,188
Ginnie Mae I Pool 5.5% 10/15/2038	381	392
Ginnie Mae I Pool 5.5% 11/15/2038	3,802	3,918
Ginnie Mae I Pool 5.5% 11/15/2038	1,556	1,603
Ginnie Mae I Pool 5.5% 11/15/2038	212	218
Ginnie Mae I Pool 5.5% 12/15/2038	9,574	9,858
Ginnie Mae I Pool 5.5% 12/20/2041	3,806	3,942
Ginnie Mae I Pool 5.5% 2/15/2038	848	873
Ginnie Mae I Pool 5.5% 2/15/2039	7,274	7,499
Ginnie Mae I Pool 5.5% 2/15/2039	1,776	1,831
Ginnie Mae I Pool 5.5% 3/15/2039	19,728	20,325
Ginnie Mae I Pool 5.5% 3/15/2039	5,238	5,397
Ginnie Mae I Pool 5.5% 3/20/2054	979,210	1,003,111
Ginnie Mae I Pool 5.5% 4/15/2039	6,905	7,119
Ginnie Mae I Pool 5.5% 4/15/2041	793	817
Ginnie Mae I Pool 5.5% 5/15/2039	9,450	9,742
Ginnie Mae I Pool 5.5% 5/15/2039	3,929	4,051
Ginnie Mae I Pool 5.5% 5/20/2045	10,156	10,512
Ginnie Mae I Pool 5.5% 6/15/2038	1,246	1,284
Ginnie Mae I Pool 5.5% 6/15/2038	190	196
Ginnie Mae I Pool 5.5% 8/15/2039	3,346	3,450
Ginnie Mae I Pool 5.5% 9/15/2034	314	322
Ginnie Mae I Pool 5.5% 9/15/2038	574	591
Ginnie Mae I Pool 5.5% 9/15/2039	14,762	15,222
Ginnie Mae I Pool 6% 1/15/2038	2,054	2,144
Ginnie Mae I Pool 6% 1/15/2038	481	503
Ginnie Mae I Pool 6% 10/15/2039	902	946
Ginnie Mae I Pool 6% 11/15/2034	7,431	7,753
Ginnie Mae I Pool 6% 11/15/2039	2,579	2,707
Ginnie Mae I Pool 6% 11/15/2039	2,395	2,506
Ginnie Mae I Pool 6% 11/15/2039	979	1,026
Ginnie Mae I Pool 6% 12/15/2040	2,222	2,325
Ginnie Mae I Pool 6% 6/15/2036	15,215	15,883
Ginnie Mae I Pool 6% 8/15/2037	501	524
Ginnie Mae I Pool 6.5% 1/15/2039	6,473	6,837
Ginnie Mae I Pool 6.5% 11/15/2035	969	1,035
Ginnie Mae I Pool 6.5% 2/15/2038	1,446	1,536
Ginnie Mae I Pool 6.5% 4/15/2035	1,249	1,330
Ginnie Mae I Pool 6.5% 9/15/2035	2,806	2,976
Ginnie Mae I Pool 7% 1/15/2028	145	147
Ginnie Mae I Pool 7% 10/15/2031	729	754
Ginnie Mae I Pool 7% 12/15/2028	45	46
Ginnie Mae I Pool 7% 12/15/2030	1,147	1,185
Ginnie Mae I Pool 7% 2/15/2028	602	609
Ginnie Mae I Pool 7% 2/15/2032	2,475	2,562
Ginnie Mae I Pool 7% 2/15/2032	72	74
Ginnie Mae I Pool 7% 3/15/2028	34	34
Ginnie Mae I Pool 7% 3/15/2029	317	324
Ginnie Mae I Pool 7% 3/15/2032	1,287	1,328
Ginnie Mae I Pool 7% 3/15/2032	860	887
Ginnie Mae I Pool 7% 4/15/2028	90	91
Ginnie Mae I Pool 7% 4/15/2029	258	263
Ginnie Mae I Pool 7% 4/15/2029	120	122
Ginnie Mae I Pool 7% 4/15/2031	176	181
Ginnie Mae I Pool 7% 4/15/2032	3,475	3,610
Ginnie Mae I Pool 7% 4/15/2032	380	395
Ginnie Mae I Pool 7% 4/15/2032	231	238
Ginnie Mae I Pool 7% 5/15/2029	207	212
Ginnie Mae I Pool 7% 6/15/2028	302	303
Ginnie Mae I Pool 7% 6/15/2028	114	116
Ginnie Mae I Pool 7% 6/15/2032	1,015	1,054
Ginnie Mae I Pool 7% 6/15/2032	360	372
Ginnie Mae I Pool 7% 6/15/2032	29	30
Ginnie Mae I Pool 7% 6/15/2032	28	29
Ginnie Mae I Pool 7% 7/15/2031	549	567
Ginnie Mae I Pool 7% 7/15/2031	211	217
Ginnie Mae I Pool 7% 7/15/2031	122	126
Ginnie Mae I Pool 7% 7/15/2032	132	137
Ginnie Mae I Pool 7% 8/15/2031	380	384
Ginnie Mae I Pool 7% 8/15/2031	341	354
Ginnie Mae I Pool 7% 8/15/2031	32	33
Ginnie Mae I Pool 7% 9/15/2031	358	368
Ginnie Mae I Pool 7.5% 10/15/2027	30	31
Ginnie Mae I Pool 7.5% 10/15/2028	608	622
Ginnie Mae I Pool 7.5% 12/15/2027	119	121
Ginnie Mae I Pool 7.5% 2/15/2027	5	5
Ginnie Mae I Pool 7.5% 3/15/2028	376	383
Ginnie Mae I Pool 7.5% 4/15/2027	117	118
Ginnie Mae I Pool 7.5% 4/15/2027	114	116
Ginnie Mae I Pool 7.5% 4/15/2027	50	51
Ginnie Mae I Pool 7.5% 4/15/2027	17	17
Ginnie Mae I Pool 7.5% 4/15/2027	15	15
Ginnie Mae I Pool 7.5% 4/15/2027	11	11
Ginnie Mae I Pool 7.5% 6/15/2027	38	38
Ginnie Mae I Pool 7.5% 8/15/2028	34	34
Ginnie Mae I Pool 8% 3/15/2030	223	230
Ginnie Mae I Pool 8% 5/15/2030	117	121
Ginnie Mae I Pool 8% 9/15/2030	231	238
Ginnie Mae II Pool 1.5% 12/20/2051	44,097	35,042
Ginnie Mae II Pool 1.5% 3/20/2051	20,547	16,328
Ginnie Mae II Pool 1.5% 4/20/2051	61,970	49,244
Ginnie Mae II Pool 1.5% 5/20/2051	118,355	94,050
Ginnie Mae II Pool 2% 1/1/2056 (b)	23,525,000	19,470,417
Ginnie Mae II Pool 2% 1/20/2052	5,999,403	4,969,881
Ginnie Mae II Pool 2% 2/20/2052	4,470,767	3,703,565
Ginnie Mae II Pool 2% 3/20/2052	14,526,081	12,033,346
Ginnie Mae II Pool 2% 5/20/2052	119,274	98,843
Ginnie Mae II Pool 2.5% 1/20/2047	30,889	27,085
Ginnie Mae II Pool 2.5% 1/20/2051	606,225	523,301
Ginnie Mae II Pool 2.5% 10/20/2043	5,944	5,324
Ginnie Mae II Pool 2.5% 10/20/2050	1,466,049	1,266,886
Ginnie Mae II Pool 2.5% 10/20/2051	1,086,035	937,140
Ginnie Mae II Pool 2.5% 11/20/2046	17,954	15,762
Ginnie Mae II Pool 2.5% 11/20/2050	47,794	41,301
Ginnie Mae II Pool 2.5% 11/20/2051	402,074	346,949
Ginnie Mae II Pool 2.5% 12/20/2046	12,954	11,364
Ginnie Mae II Pool 2.5% 12/20/2047	7,974	6,973
Ginnie Mae II Pool 2.5% 12/20/2049	6,198	5,391
Ginnie Mae II Pool 2.5% 12/20/2050	821,252	709,172
Ginnie Mae II Pool 2.5% 12/20/2051	1,410,564	1,217,175
Ginnie Mae II Pool 2.5% 2/20/2047	14,439	12,665
Ginnie Mae II Pool 2.5% 2/20/2050	546,041	472,202
Ginnie Mae II Pool 2.5% 2/20/2051	112,789	97,361
Ginnie Mae II Pool 2.5% 3/20/2050	460,072	397,858
Ginnie Mae II Pool 2.5% 3/20/2051	196,138	169,309
Ginnie Mae II Pool 2.5% 4/20/2045	4,545	4,020
Ginnie Mae II Pool 2.5% 4/20/2050	371,136	320,949
Ginnie Mae II Pool 2.5% 5/20/2050	1,984,157	1,715,849
Ginnie Mae II Pool 2.5% 6/20/2050	234,295	202,612
Ginnie Mae II Pool 2.5% 6/20/2051	481,260	415,279
Ginnie Mae II Pool 2.5% 7/20/2043	22,089	19,746
Ginnie Mae II Pool 2.5% 7/20/2046	8,802	7,758
Ginnie Mae II Pool 2.5% 7/20/2050	708,828	612,976
Ginnie Mae II Pool 2.5% 8/20/2050	375,087	323,975
Ginnie Mae II Pool 2.5% 8/20/2051	347,646	299,984
Ginnie Mae II Pool 2.5% 9/20/2046	13,203	11,591
Ginnie Mae II Pool 2.5% 9/20/2049	127,312	110,733
Ginnie Mae II Pool 2.5% 9/20/2050	1,328,050	1,147,634
Ginnie Mae II Pool 3% 1/20/2044	13,672	12,618
Ginnie Mae II Pool 3% 1/20/2045	23,196	21,259
Ginnie Mae II Pool 3% 1/20/2047	189,387	172,737
Ginnie Mae II Pool 3% 1/20/2048	114,823	104,513
Ginnie Mae II Pool 3% 1/20/2051	15,208	13,705
Ginnie Mae II Pool 3% 10/20/2045	21,476	19,627
Ginnie Mae II Pool 3% 10/20/2046	70,274	64,096
Ginnie Mae II Pool 3% 10/20/2047	83,052	75,595
Ginnie Mae II Pool 3% 10/20/2049	131,916	118,958
Ginnie Mae II Pool 3% 11/20/2046	652,455	595,094
Ginnie Mae II Pool 3% 11/20/2047	60,239	54,830
Ginnie Mae II Pool 3% 12/20/2044	7,316	6,709
Ginnie Mae II Pool 3% 12/20/2045	128,134	117,002
Ginnie Mae II Pool 3% 12/20/2046	507,335	462,732
Ginnie Mae II Pool 3% 12/20/2047	235,488	214,344
Ginnie Mae II Pool 3% 2/20/2044	20,713	19,096
Ginnie Mae II Pool 3% 2/20/2045	170,938	156,665
Ginnie Mae II Pool 3% 2/20/2046	752,620	686,923
Ginnie Mae II Pool 3% 2/20/2047	171,689	156,595
Ginnie Mae II Pool 3% 2/20/2048	25,131	22,843
Ginnie Mae II Pool 3% 2/20/2051	857,139	772,408
Ginnie Mae II Pool 3% 3/20/2043	14,126	13,060
Ginnie Mae II Pool 3% 3/20/2045	2,562	2,346
Ginnie Mae II Pool 3% 3/20/2046	20,548	18,755
Ginnie Mae II Pool 3% 3/20/2047	8,829	8,053
Ginnie Mae II Pool 3% 3/20/2048	27,759	25,232
Ginnie Mae II Pool 3% 3/20/2050	318,824	287,407
Ginnie Mae II Pool 3% 3/20/2051	148,247	133,499
Ginnie Mae II Pool 3% 4/20/2043	83,350	77,032
Ginnie Mae II Pool 3% 4/20/2047	56,083	51,153
Ginnie Mae II Pool 3% 4/20/2048	23,161	21,082
Ginnie Mae II Pool 3% 4/20/2049	31,054	28,265
Ginnie Mae II Pool 3% 4/20/2051	224,704	202,351
Ginnie Mae II Pool 3% 4/20/2052	1,342,896	1,207,838
Ginnie Mae II Pool 3% 5/20/2045	72,213	66,084
Ginnie Mae II Pool 3% 5/20/2047	27,613	25,186
Ginnie Mae II Pool 3% 5/20/2051	459,201	413,176
Ginnie Mae II Pool 3% 6/20/2045	102,848	94,091
Ginnie Mae II Pool 3% 6/20/2046	78,080	71,264
Ginnie Mae II Pool 3% 6/20/2051	763,981	687,265
Ginnie Mae II Pool 3% 7/20/2042	47,316	43,831
Ginnie Mae II Pool 3% 7/20/2044	16,843	15,491
Ginnie Mae II Pool 3% 7/20/2045	97,523	89,193
Ginnie Mae II Pool 3% 7/20/2046	338,021	308,514
Ginnie Mae II Pool 3% 7/20/2049	285,404	257,993
Ginnie Mae II Pool 3% 7/20/2051	61,984	55,779
Ginnie Mae II Pool 3% 8/20/2042	571,898	529,643
Ginnie Mae II Pool 3% 8/20/2043	5,031	4,642
Ginnie Mae II Pool 3% 8/20/2044	9,951	9,167
Ginnie Mae II Pool 3% 8/20/2045	22,192	20,288
Ginnie Mae II Pool 3% 8/20/2046	826,407	754,269
Ginnie Mae II Pool 3% 8/20/2047	25,775	23,509
Ginnie Mae II Pool 3% 8/20/2049	5,625	5,085
Ginnie Mae II Pool 3% 8/20/2051	73,297	65,960
Ginnie Mae II Pool 3% 9/20/2043	99,290	91,571
Ginnie Mae II Pool 3% 9/20/2046	203,507	185,743
Ginnie Mae II Pool 3% 9/20/2047	169,941	154,682
Ginnie Mae II Pool 3% 9/20/2049	147,965	133,755
Ginnie Mae II Pool 3.5% 1/20/2045	93,842	88,263
Ginnie Mae II Pool 3.5% 1/20/2046	108,916	102,171
Ginnie Mae II Pool 3.5% 1/20/2048	220,053	204,512
Ginnie Mae II Pool 3.5% 1/20/2050	780,111	720,630
Ginnie Mae II Pool 3.5% 10/20/2045	95,273	89,410
Ginnie Mae II Pool 3.5% 10/20/2046	44,175	41,221
Ginnie Mae II Pool 3.5% 10/20/2047	56,886	52,904
Ginnie Mae II Pool 3.5% 10/20/2048	75,928	70,352
Ginnie Mae II Pool 3.5% 11/20/2042	223,563	211,726
Ginnie Mae II Pool 3.5% 11/20/2045	74,619	70,013
Ginnie Mae II Pool 3.5% 11/20/2047	197,084	183,289
Ginnie Mae II Pool 3.5% 12/20/2040	19,592	18,659
Ginnie Mae II Pool 3.5% 12/20/2041	75,698	71,899
Ginnie Mae II Pool 3.5% 12/20/2042	111,047	105,167
Ginnie Mae II Pool 3.5% 12/20/2043	8,937	8,436
Ginnie Mae II Pool 3.5% 12/20/2045	27,886	26,159
Ginnie Mae II Pool 3.5% 12/20/2047	41,114	38,210
Ginnie Mae II Pool 3.5% 12/20/2048	3,189	2,962
Ginnie Mae II Pool 3.5% 12/20/2049	317,885	293,647
Ginnie Mae II Pool 3.5% 12/20/2050	10,011	9,238
Ginnie Mae II Pool 3.5% 2/20/2043	139,976	132,498
Ginnie Mae II Pool 3.5% 2/20/2044	8,628	8,140
Ginnie Mae II Pool 3.5% 2/20/2045	60,791	57,177
Ginnie Mae II Pool 3.5% 2/20/2046	504,455	470,721
Ginnie Mae II Pool 3.5% 2/20/2051	221,425	204,542
Ginnie Mae II Pool 3.5% 3/20/2043	115,315	109,129
Ginnie Mae II Pool 3.5% 3/20/2046	133,750	124,806
Ginnie Mae II Pool 3.5% 3/20/2048	11,967	11,114
Ginnie Mae II Pool 3.5% 3/20/2049	698,995	646,791
Ginnie Mae II Pool 3.5% 3/20/2050	368,193	340,119
Ginnie Mae II Pool 3.5% 4/20/2042	73,803	70,032
Ginnie Mae II Pool 3.5% 4/20/2043	213,103	201,627
Ginnie Mae II Pool 3.5% 4/20/2045	64,462	60,589
Ginnie Mae II Pool 3.5% 4/20/2046	438,492	409,170
Ginnie Mae II Pool 3.5% 4/20/2047	10,081	9,385
Ginnie Mae II Pool 3.5% 4/20/2049	142,041	131,344
Ginnie Mae II Pool 3.5% 5/20/2042	216,152	205,058
Ginnie Mae II Pool 3.5% 5/20/2043	178,508	168,130
Ginnie Mae II Pool 3.5% 5/20/2045	15,399	14,467
Ginnie Mae II Pool 3.5% 5/20/2046	96,295	89,856
Ginnie Mae II Pool 3.5% 5/20/2047	788,435	733,986
Ginnie Mae II Pool 3.5% 5/20/2048	128,171	119,120
Ginnie Mae II Pool 3.5% 5/20/2051	170,282	156,767
Ginnie Mae II Pool 3.5% 6/20/2043	8,731	8,257
Ginnie Mae II Pool 3.5% 6/20/2045	84,771	79,644
Ginnie Mae II Pool 3.5% 6/20/2046	246,593	230,103
Ginnie Mae II Pool 3.5% 6/20/2047	60,731	56,537
Ginnie Mae II Pool 3.5% 6/20/2051	15,100	13,902
Ginnie Mae II Pool 3.5% 7/20/2042	79,256	75,134
Ginnie Mae II Pool 3.5% 7/20/2043	50,522	47,788
Ginnie Mae II Pool 3.5% 7/20/2045	213,022	200,052
Ginnie Mae II Pool 3.5% 7/20/2046	157,928	147,367
Ginnie Mae II Pool 3.5% 7/20/2047	172,359	160,456
Ginnie Mae II Pool 3.5% 8/20/2042	27,348	25,919
Ginnie Mae II Pool 3.5% 8/20/2043	10,819	10,226
Ginnie Mae II Pool 3.5% 8/20/2045	132,413	124,322
Ginnie Mae II Pool 3.5% 8/20/2046	86,983	81,166
Ginnie Mae II Pool 3.5% 8/20/2047	282,864	263,330
Ginnie Mae II Pool 3.5% 8/20/2048	111,603	103,652
Ginnie Mae II Pool 3.5% 8/20/2049	20,338	18,793
Ginnie Mae II Pool 3.5% 9/20/2043	248,486	234,740
Ginnie Mae II Pool 3.5% 9/20/2045	7,419	6,966
Ginnie Mae II Pool 3.5% 9/20/2046	59,871	55,868
Ginnie Mae II Pool 3.5% 9/20/2047	21,856	20,327
Ginnie Mae II Pool 3.5% 9/20/2048	20,250	18,807
Ginnie Mae II Pool 4% 1/20/2041	137,478	134,039
Ginnie Mae II Pool 4% 1/20/2042	222,764	216,799
Ginnie Mae II Pool 4% 1/20/2046	28,560	27,571
Ginnie Mae II Pool 4% 10/20/2040	74,603	72,755
Ginnie Mae II Pool 4% 10/20/2044	23,793	23,025
Ginnie Mae II Pool 4% 10/20/2045	65,610	63,355
Ginnie Mae II Pool 4% 10/20/2048	247,872	238,292
Ginnie Mae II Pool 4% 11/20/2039	2,848	2,781
Ginnie Mae II Pool 4% 11/20/2040	185,913	181,257
Ginnie Mae II Pool 4% 11/20/2044	50,108	48,483
Ginnie Mae II Pool 4% 11/20/2045	27,700	26,744
Ginnie Mae II Pool 4% 12/20/2041	16,799	16,349
Ginnie Mae II Pool 4% 12/20/2045	54,657	52,779
Ginnie Mae II Pool 4% 2/20/2041	9,979	9,728
Ginnie Mae II Pool 4% 2/20/2044	2,477	2,400
Ginnie Mae II Pool 4% 2/20/2046	53,207	51,371
Ginnie Mae II Pool 4% 3/20/2045	171,250	165,721
Ginnie Mae II Pool 4% 3/20/2046	49,464	47,763
Ginnie Mae II Pool 4% 3/20/2047	33,756	32,610
Ginnie Mae II Pool 4% 4/20/2045	129,951	125,718
Ginnie Mae II Pool 4% 4/20/2046	71,716	69,219
Ginnie Mae II Pool 4% 4/20/2047	333,352	322,031
Ginnie Mae II Pool 4% 5/20/2046	188,410	182,306
Ginnie Mae II Pool 4% 6/20/2045	21,420	20,704
Ginnie Mae II Pool 4% 7/20/2043	29,766	28,932
Ginnie Mae II Pool 4% 7/20/2045	89,792	86,755
Ginnie Mae II Pool 4% 8/20/2040	3,235	3,156
Ginnie Mae II Pool 4% 8/20/2041	56,319	54,840
Ginnie Mae II Pool 4% 8/20/2043	7,960	7,724
Ginnie Mae II Pool 4% 8/20/2044	3,228	3,126
Ginnie Mae II Pool 4% 8/20/2045	168,357	162,618
Ginnie Mae II Pool 4% 9/20/2040	54,142	52,799
Ginnie Mae II Pool 4% 9/20/2041	180,609	175,843
Ginnie Mae II Pool 4% 9/20/2044	21,092	20,417
Ginnie Mae II Pool 4% 9/20/2045	31,813	30,724
Ginnie Mae II Pool 4% 9/20/2046	12,879	12,462
Ginnie Mae II Pool 4.5% 1/20/2041	10,056	10,060
Ginnie Mae II Pool 4.5% 1/20/2042	1,953	1,953
Ginnie Mae II Pool 4.5% 1/20/2045	4,917	4,907
Ginnie Mae II Pool 4.5% 1/20/2046	13,005	12,992
Ginnie Mae II Pool 4.5% 1/20/2047	54,991	54,940
Ginnie Mae II Pool 4.5% 1/20/2050	19,484	19,344
Ginnie Mae II Pool 4.5% 10/20/2047	40,201	40,101
Ginnie Mae II Pool 4.5% 10/20/2048	74,082	73,711
Ginnie Mae II Pool 4.5% 10/20/2049	35,671	35,492
Ginnie Mae II Pool 4.5% 11/20/2033	607	609
Ginnie Mae II Pool 4.5% 11/20/2040	32,166	32,181
Ginnie Mae II Pool 4.5% 11/20/2044	4,998	4,987
Ginnie Mae II Pool 4.5% 11/20/2048	65,272	64,884
Ginnie Mae II Pool 4.5% 11/20/2054	4,084,824	3,986,515
Ginnie Mae II Pool 4.5% 12/20/2050	23,725	23,555
Ginnie Mae II Pool 4.5% 2/20/2041	13,086	13,091
Ginnie Mae II Pool 4.5% 2/20/2046	30,722	30,646
Ginnie Mae II Pool 4.5% 2/20/2050	40,330	40,040
Ginnie Mae II Pool 4.5% 3/20/2034	711	713
Ginnie Mae II Pool 4.5% 3/20/2041	32,743	32,754
Ginnie Mae II Pool 4.5% 3/20/2045	13,733	13,715
Ginnie Mae II Pool 4.5% 3/20/2046	2,661	2,655
Ginnie Mae II Pool 4.5% 3/20/2047	69,821	69,690
Ginnie Mae II Pool 4.5% 3/20/2050	56,831	56,423
Ginnie Mae II Pool 4.5% 4/20/2041	2,841	2,842
Ginnie Mae II Pool 4.5% 4/20/2045	16,999	16,978
Ginnie Mae II Pool 4.5% 4/20/2046	6,365	6,349
Ginnie Mae II Pool 4.5% 4/20/2047	32,119	32,059
Ginnie Mae II Pool 4.5% 4/20/2050	39,709	39,374
Ginnie Mae II Pool 4.5% 5/20/2034	808	811
Ginnie Mae II Pool 4.5% 5/20/2040	32,951	32,977
Ginnie Mae II Pool 4.5% 5/20/2041	287,994	288,083
Ginnie Mae II Pool 4.5% 5/20/2044	2,621	2,618
Ginnie Mae II Pool 4.5% 5/20/2045	9,086	9,065
Ginnie Mae II Pool 4.5% 5/20/2046	4,598	4,588
Ginnie Mae II Pool 4.5% 5/20/2049	68,329	67,838
Ginnie Mae II Pool 4.5% 5/20/2051	79,630	79,058
Ginnie Mae II Pool 4.5% 6/20/2045	60,831	60,714
Ginnie Mae II Pool 4.5% 6/20/2046	21,230	21,187
Ginnie Mae II Pool 4.5% 7/20/2040	14,714	14,724
Ginnie Mae II Pool 4.5% 7/20/2042	1,599	1,599
Ginnie Mae II Pool 4.5% 7/20/2045	1,988	1,983
Ginnie Mae II Pool 4.5% 7/20/2046	12,624	12,593
Ginnie Mae II Pool 4.5% 7/20/2049	9,592	9,523
Ginnie Mae II Pool 4.5% 8/20/2041	4,542	4,542
Ginnie Mae II Pool 4.5% 8/20/2046	33,171	33,106
Ginnie Mae II Pool 4.5% 8/20/2048	508,222	505,679
Ginnie Mae II Pool 4.5% 9/20/2040	67,173	67,210
Ginnie Mae II Pool 4.5% 9/20/2042	1,817	1,817
Ginnie Mae II Pool 4.5% 9/20/2046	17,677	17,665
Ginnie Mae II Pool 4.5% 9/20/2047	50,719	50,560
Ginnie Mae II Pool 4.5% 9/20/2049	19,294	19,198
Ginnie Mae II Pool 5% 1/1/2056 (b)	10,100,000	10,075,510
Ginnie Mae II Pool 5% 1/20/2039	929	947
Ginnie Mae II Pool 5% 1/20/2047	10,787	10,997
Ginnie Mae II Pool 5% 1/20/2049	14,286	14,507
Ginnie Mae II Pool 5% 10/20/2039	21,302	21,716
Ginnie Mae II Pool 5% 10/20/2046	2,308	2,353
Ginnie Mae II Pool 5% 10/20/2047	3,563	3,646
Ginnie Mae II Pool 5% 11/20/2044	8,860	9,033
Ginnie Mae II Pool 5% 11/20/2047	12,597	12,890
Ginnie Mae II Pool 5% 11/20/2048	22,138	22,493
Ginnie Mae II Pool 5% 12/20/2044	3,521	3,590
Ginnie Mae II Pool 5% 12/20/2047	13,792	14,112
Ginnie Mae II Pool 5% 12/20/2054	900,912	902,993
Ginnie Mae II Pool 5% 2/1/2056 (b)	10,100,000	10,064,068
Ginnie Mae II Pool 5% 2/20/2045	6,508	6,636
Ginnie Mae II Pool 5% 2/20/2048	2,953	3,014
Ginnie Mae II Pool 5% 2/20/2049	15,087	15,320
Ginnie Mae II Pool 5% 3/20/2044	8,384	8,548
Ginnie Mae II Pool 5% 3/20/2046	4,220	4,303
Ginnie Mae II Pool 5% 3/20/2048	29,025	29,654
Ginnie Mae II Pool 5% 3/20/2049	10,432	10,593
Ginnie Mae II Pool 5% 4/20/2040	1,940	1,977
Ginnie Mae II Pool 5% 4/20/2044	6,685	6,816
Ginnie Mae II Pool 5% 4/20/2046	2,317	2,363
Ginnie Mae II Pool 5% 4/20/2047	9,010	9,186
Ginnie Mae II Pool 5% 4/20/2048	40,503	41,318
Ginnie Mae II Pool 5% 4/20/2049	5,339	5,421
Ginnie Mae II Pool 5% 5/20/2044	15,726	16,033
Ginnie Mae II Pool 5% 5/20/2046	3,520	3,589
Ginnie Mae II Pool 5% 5/20/2047	4,874	4,966
Ginnie Mae II Pool 5% 5/20/2048	7,836	7,989
Ginnie Mae II Pool 5% 6/20/2040	7,175	7,315
Ginnie Mae II Pool 5% 6/20/2045	3,284	3,349
Ginnie Mae II Pool 5% 6/20/2048	40,992	41,753
Ginnie Mae II Pool 5% 7/20/2040	3,792	3,866
Ginnie Mae II Pool 5% 7/20/2045	3,921	3,998
Ginnie Mae II Pool 5% 7/20/2048	76,980	78,289
Ginnie Mae II Pool 5% 8/20/2040	5,935	6,051
Ginnie Mae II Pool 5% 8/20/2046	8,984	9,160
Ginnie Mae II Pool 5% 9/20/2045	3,114	3,175
Ginnie Mae II Pool 5% 9/20/2048	43,243	43,978
Ginnie Mae II Pool 5.5% 1/1/2056 (b)	26,800,000	27,058,682
Ginnie Mae II Pool 5.5% 1/20/2033	5,591	5,738
Ginnie Mae II Pool 5.5% 1/20/2055	845,771	865,357
Ginnie Mae II Pool 5.5% 11/20/2033	585	601
Ginnie Mae II Pool 5.5% 11/20/2046	4,902	5,072
Ginnie Mae II Pool 5.5% 12/20/2032	749	769
Ginnie Mae II Pool 5.5% 12/20/2043	1,454	1,502
Ginnie Mae II Pool 5.5% 12/20/2048	4,032	4,174
Ginnie Mae II Pool 5.5% 12/20/2054	1,012,427	1,039,036
Ginnie Mae II Pool 5.5% 12/20/2054	260,630	263,469
Ginnie Mae II Pool 5.5% 2/1/2056 (b)	24,825,000	25,045,225
Ginnie Mae II Pool 5.5% 2/20/2033	2,895	2,971
Ginnie Mae II Pool 5.5% 3/1/2056 (b)	4,350,000	4,383,152
Ginnie Mae II Pool 5.5% 3/20/2045	1,795	1,858
Ginnie Mae II Pool 5.5% 4/20/2045	7,786	8,055
Ginnie Mae II Pool 5.5% 5/20/2044	1,843	1,906
Ginnie Mae II Pool 5.5% 5/20/2046	2,742	2,841
Ginnie Mae II Pool 5.5% 6/20/2033	655	673
Ginnie Mae II Pool 5.5% 6/20/2045	3,735	3,867
Ginnie Mae II Pool 5.5% 7/20/2038	4,197	4,350
Ginnie Mae II Pool 5.5% 7/20/2048	8,484	8,805
Ginnie Mae II Pool 5.5% 8/20/2044	2,357	2,440
Ginnie Mae II Pool 5.5% 9/20/2048	8,355	8,671
Ginnie Mae II Pool 6% 1/1/2056 (b)	15,000,000	15,285,062
Ginnie Mae II Pool 6% 1/20/2037	446	467
Ginnie Mae II Pool 6% 10/20/2035	1,846	1,929
Ginnie Mae II Pool 6% 10/20/2037	3,298	3,461
Ginnie Mae II Pool 6% 11/20/2037	11,457	12,021
Ginnie Mae II Pool 6% 12/20/2036	1,451	1,520
Ginnie Mae II Pool 6% 12/20/2037	3,863	4,055
Ginnie Mae II Pool 6% 2/1/2056 (b)	12,525,000	12,753,730
Ginnie Mae II Pool 6% 3/1/2056 (b)	4,000,000	4,068,829
Ginnie Mae II Pool 6% 4/20/2037	764	800
Ginnie Mae II Pool 6% 5/20/2034	969	1,009
Ginnie Mae II Pool 6% 7/20/2036	2,272	2,381
Ginnie Mae II Pool 6% 9/20/2037	3,335	3,499
Ginnie Mae II Pool 6% 9/20/2038	539	566
Ginnie Mae II Pool 6.5% 2/1/2056 (b)	3,400,000	3,510,221
Ginnie Mae II Pool 6.5% 3/1/2056 (b)	3,400,000	3,505,971
Ginnie Mae II Pool 6.5% 3/20/2038	3,620	3,837
Ginnie Mae II Pool 6.5% 8/20/2036	1,394	1,478
Uniform Mortgage Backed Securities 2% 1/1/2056 (b)	57,550,000	46,494,104
Uniform Mortgage Backed Securities 2% 2/1/2056 (b)	27,825,000	22,476,295
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (b)	3,950,000	3,338,213
Uniform Mortgage Backed Securities 3% 1/1/2056 (b)	1,200,000	1,060,594
Uniform Mortgage Backed Securities 3% 2/1/2056 (b)	1,200,000	1,059,843
Uniform Mortgage Backed Securities 4.5% 1/1/2056 (b)	7,000,000	6,831,836
Uniform Mortgage Backed Securities 5% 1/1/2041 (b)	15,500,000	15,699,804
Uniform Mortgage Backed Securities 5% 1/1/2056 (b)	2,200,000	2,194,500
Uniform Mortgage Backed Securities 5% 2/1/2041 (b)	15,400,000	15,593,101
Uniform Mortgage Backed Securities 5.5% 1/1/2056 (b)	10,350,000	10,494,334
Uniform Mortgage Backed Securities 6% 1/1/2056 (b)	42,450,000	43,579,238
Uniform Mortgage Backed Securities 6% 2/1/2056 (b)	32,575,000	33,423,732
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (b)	6,775,000	7,039,384
TOTAL UNITED STATES		719,908,265
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $724,707,279)		719,908,265

U.S. Treasury Obligations - 48.1%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	3.02	14,846,000	8,205,895
US Treasury Bonds 2% 8/15/2051	3.03	2,427,600	1,390,653
US Treasury Bonds 2.25% 2/15/2052	3.00	11,359,700	6,892,143
US Treasury Bonds 2.875% 5/15/2052	2.95 to 3.37	15,000,000	10,481,250
US Treasury Bonds 3% 8/15/2052	3.23	57,000,000	40,824,024
US Treasury Bonds 3.375% 8/15/2042	3.49 to 4.52	78,200,000	66,079,000
US Treasury Bonds 3.625% 2/15/2053	3.72 to 3.88	31,000,000	25,097,891
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.31	7,500,000	6,067,090
US Treasury Bonds 4% 11/15/2042	3.77	14,000,000	12,831,875
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	5,817,000	5,044,202
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	41,293,000	36,553,983
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	78,700,000	71,149,719
US Treasury Bonds 4.25% 8/15/2054	4.65	4,977,000	4,499,908
US Treasury Bonds 4.5% 11/15/2054	4.69 to 4.91	16,200,000	15,279,891
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	11,110,000	10,886,932
US Treasury Bonds 4.625% 2/15/2055	4.52 to 4.88	15,100,000	14,575,470
US Treasury Bonds 4.625% 5/15/2054	4.64 to 4.65	7,200,000	6,934,219
US Treasury Bonds 4.75% 5/15/2055	4.82 to 4.91	16,342,000	16,058,568
US Treasury Bonds 4.75% 8/15/2055	4.57 to 4.91	46,600,000	45,813,625
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.75	27,245,000	27,508,936
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.66	2,631,269	2,498,562
US Treasury Notes 2.625% 7/31/2029	2.69	30,000,000	29,013,281
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	39,286,000	37,768,271
US Treasury Notes 3.5% 2/15/2033	3.49 to 3.92	73,600,000	71,527,125
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	49,200,000	49,025,109
US Treasury Notes 3.75% 5/31/2030	3.98 to 3.99	29,800,000	29,873,336
US Treasury Notes 3.75% 8/31/2031	3.63	10,600,000	10,564,805
US Treasury Notes 3.875% 11/30/2029	3.65 to 3.73	55,000,000	55,459,766
US Treasury Notes 3.875% 8/15/2034	4.07 to 4.27	145,800,000	143,635,790
US Treasury Notes 3.875% 8/31/2032	3.93	34,300,000	34,210,230
US Treasury Notes 4% 1/31/2031	4.01	30,000,000	30,345,703
US Treasury Notes 4% 10/31/2029	4.14 to 4.26	53,000,000	53,693,555
US Treasury Notes 4% 2/15/2034	4.28 to 4.46	37,100,000	36,984,063
US Treasury Notes 4% 2/28/2030	4.07 to 4.18	52,000,000	52,662,188
US Treasury Notes 4% 4/30/2032	3.92 to 4.17	31,800,000	32,006,203
US Treasury Notes 4% 6/30/2032	3.98	44,500,000	44,755,527
US Treasury Notes 4% 7/31/2030	4.07	25,000,000	25,317,383
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	82,800,000	83,233,408
US Treasury Notes 4.125% 11/30/2029	4.08	45,000,000	45,776,953
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.17	31,335,000	31,757,061
US Treasury Notes 4.125% 8/31/2030	4.61	14,100,000	14,347,851
US Treasury Notes 4.25% 1/31/2030	4.34	46,000,000	47,022,422
US Treasury Notes 4.25% 5/15/2035	4.38 to 4.49	81,000,000	81,670,781
US Treasury Notes 4.25% 8/15/2035	4.04 to 4.08	53,500,000	53,884,531
US Treasury Notes 4.375% 11/30/2030	4.35	24,600,000	25,308,211
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.44	57,000,000	58,986,094
US Treasury Notes 4.625% 2/15/2035	4.24	48,598,100	50,473,685
US Treasury Notes 4.625% 4/30/2031	4.46 to 4.49	45,200,000	47,048,609
US Treasury Notes 4.75% 2/15/2045	4.42 to 4.97	4,130,000	4,109,027
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,753,024,083)			1,715,134,804

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $74,596,391)	3.79	74,581,475	74,596,391

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	3,310,000	101,922
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	980,000	33,055
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/2030	2,290,000	80,583
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	5,870,000	194,751
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.585% and receive annually a floating rate based on US SOFR Index, expiring May 2036	4/2026	1,860,000	48,354
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	3,200,000	112,628
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	2,000,000	63,853
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/2026	2,890,000	1,140
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	3,400,000	114,275
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.953% and receive annually a floating rate based on US SOFR Index, expiring October 2035	10/2030	1,000,000	36,789
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/2026	8,960,000	85,743
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	4,020,000	154,135
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	1,670,000	62,890
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	980,000	32,167
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	100,000	3,838

TOTAL PUT SWAPTIONS			1,126,123
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	3,310,000	103,691
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	980,000	29,904
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/2030	2,290,000	66,323
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	5,870,000	183,977
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.585% and pay annually a floating rate based on US SOFR Index, expiring May 2036	4/2026	1,860,000	11,187
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	3,200,000	82,015
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/2029	2,000,000	60,045
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/2026	2,890,000	73,847
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	3,400,000	103,766
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.953% and pay annually a floating rate based on US SOFR Index, expiring October 2035	10/2030	1,000,000	28,425
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/2026	8,960,000	144,662
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	4,020,000	105,953
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.887% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	1,670,000	45,028
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	980,000	30,912
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	100,000	2,639

TOTAL CALL SWAPTIONS			1,072,374
TOTAL PURCHASED SWAPTIONS (Cost $3,091,502)			2,198,497

TOTAL INVESTMENT IN SECURITIES - 108.7% (Cost $3,917,256,235)	3,882,162,089
NET OTHER ASSETS (LIABILITIES) - (8.7)%	(308,150,390)
NET ASSETS - 100.0%	3,574,011,699

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 1/1/2056	(10,100,000)	(10,075,510)
Ginnie Mae II Pool 5.5% 1/1/2056	(24,825,000)	(25,064,618)
Ginnie Mae II Pool 5.5% 2/1/2056	(4,350,000)	(4,388,589)
Ginnie Mae II Pool 6% 1/1/2056	(15,000,000)	(15,285,062)
Ginnie Mae II Pool 6% 2/1/2056	(4,000,000)	(4,073,048)
Ginnie Mae II Pool 6.5% 2/1/2056	(3,400,000)	(3,510,220)
Uniform Mortgage Backed Securities 2% 1/1/2056	(50,025,000)	(40,414,728)
Uniform Mortgage Backed Securities 2.5% 1/1/2056	(1,900,000)	(1,605,723)
Uniform Mortgage Backed Securities 3% 1/1/2056	(1,200,000)	(1,060,594)
Uniform Mortgage Backed Securities 4.5% 1/1/2056	(7,050,000)	(6,880,635)
Uniform Mortgage Backed Securities 5% 1/1/2041	(13,150,000)	(13,319,511)
Uniform Mortgage Backed Securities 5% 1/1/2056	(2,200,000)	(2,194,500)
Uniform Mortgage Backed Securities 5% 2/1/2056	(2,000,000)	(1,993,203)
Uniform Mortgage Backed Securities 5.5% 1/1/2056	(10,350,000)	(10,494,334)
Uniform Mortgage Backed Securities 6% 1/1/2056	(36,275,000)	(37,239,973)
Uniform Mortgage Backed Securities 6.5% 1/1/2056	(3,325,000)	(3,454,753)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(181,055,001)

TOTAL TBA SALE COMMITMENTS (Proceeds $181,049,409)		(181,055,001)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	15	3/2026	1,684,219	(741)
CBOT 2Y US Treasury Notes Contracts (United States)	286	3/2026	59,706,969	10,372
CBOT 5Y US Treasury Notes Contracts (United States)	10	3/2026	1,092,031	(1,732)
CBOT US Treasury Long Bond Contracts (United States)	9	3/2026	1,036,969	(295)
CBOT US Treasury Ultra Bond Contracts (United States)	2	3/2026	234,938	(1,370)

TOTAL FUTURES CONTRACTS				6,234
The notional amount of long futures as a percentage of Net Assets is 1.7%.

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	10,000	1,670	(2,308)	(638)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	50,000	8,350	(11,217)	(2,867)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	40,000	6,680	(9,849)	(3,169)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	23,833	(11,286)	12,547
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	15,889	(7,626)	8,263
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	15,440	(14,681)	759
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	7,944	(9,678)	(1,734)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	7,944	(7,116)	828
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	30,000	5,010	(7,623)	(2,613)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	990,000	(5,233)	(15,317)	(20,550)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	620,000	(3,277)	(3,999)	(7,276)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	20,000	3,340	(4,865)	(1,525)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	13,359	(18,437)	(5,078)
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	100,000	15,440	(14,496)	944
CMBX AAA Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	799,796	3,557	(6,607)	(3,050)
CMBX AAA Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	800,000	(1,410)	136	(1,274)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	760,000	(4,017)	(7,895)	(11,912)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	90,000	15,029	(19,316)	(4,287)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	7,944	(3,582)	4,362
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	28,883	(31,611)	(2,728)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	16,699	(17,026)	(327)
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	12,977	(14,158)	(1,181)

TOTAL BUY PROTECTION							196,051	(238,557)	(42,506)
Sell Protection
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,300,000	(14,917)	16,803	1,886
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly	1,000,000	(10,911)	10,994	83
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,490,000	7,876	32,663	40,539
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	880,000	4,651	19,840	24,491
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	200,000	(2,295)	3,155	860
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	700,000	(8,032)	10,380	2,348
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	700,000	(8,032)	9,154	1,122
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	700,000	(8,032)	16,859	8,827
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(2,295)	3,095	800
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(5,737)	6,549	812
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(5,737)	5,632	(105)

TOTAL SELL PROTECTION							(53,461)	135,124	81,663
TOTAL CREDIT DEFAULT SWAPS							142,590	(103,433)	39,157

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	75,547,000	(57,009)	0	(57,009)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056	1,530,000	(7,643)	0	(7,643)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2036	528,000	(1,940)	0	(1,940)
3.5%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2031	417,000	(17)	0	(17)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2030	18,680,000	(20,881)	0	(20,881)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	45,793,000	(69,781)	0	(69,781)
TOTAL INTEREST RATE SWAPS							(157,271)	0	(157,271)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,753,358.
(f)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $476,589.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $551,889.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $505,799,118 or 14.2% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Level 3 security.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	53,378,703	792,196,012	770,979,434	3,001,263	1,110	-	74,596,391	74,581,475	0.1%
Fidelity Securities Lending Cash Central Fund	-	332,199,362	332,199,362	11,773	-	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	16,667,551	1,066,819	-	1,066,878	-	574,522	18,308,892	203,410	6.9%
Total	70,046,254	1,125,462,193	1,103,178,796	4,079,914	1,110	574,522	92,905,283

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	328,725,995	-	328,725,995	-

Bank Notes
Financials	1,757,186	-	1,757,186	-

Collateralized Mortgage Obligations	60,564,150	-	60,564,150	-

Commercial Mortgage Securities	164,866,606	-	164,776,471	90,135

Fixed-Income Funds	18,308,892	18,308,892	-	-

Foreign Government and Government Agency Obligations	6,977,935	-	6,977,935	-

Municipal Securities
Transportation	472,988	-	472,988	-

Non-Convertible Corporate Bonds
Communication Services	53,637,399	-	53,637,399	-
Consumer Discretionary	11,690,702	-	11,690,702	-
Consumer Staples	15,203,379	-	15,203,379	-
Energy	77,442,926	-	77,442,926	-
Financials	398,961,512	-	398,961,512	-
Health Care	32,399,279	-	32,399,279	-
Industrials	29,360,284	-	29,360,284	-
Information Technology	31,782,517	-	31,782,517	-
Materials	5,861,866	-	5,861,866	-
Real Estate	88,067,924	-	88,067,924	-
Utilities	44,242,592	-	44,242,592	-

U.S. Government Agency - Mortgage Securities	719,908,265	-	719,908,265	-

U.S. Treasury Obligations	1,715,134,804	-	1,715,134,804	-

Money Market Funds	74,596,391	74,596,391	-	-

Purchased Swaptions	2,198,497	-	2,198,497	-
Total Investments in Securities:	3,882,162,089	92,905,283	3,789,166,671	90,135
Derivative Instruments:

Assets
Futures Contracts	10,372	10,372	-	-
Swaps	222,515	-	222,515	-
Total Assets	232,887	10,372	222,515	-

Liabilities
Futures Contracts	(4,138)	(4,138)	-	-
Swaps	(237,196)	-	(237,196)	-
Total Liabilities	(241,334)	(4,138)	(237,196)	-
Total Derivative Instruments:	(8,447)	6,234	(14,681)	-
Other Financial Instruments:

TBA Sale Commitments	(181,055,001)	-	(181,055,001)	-
Total Other Financial Instruments:	(181,055,001)	-	(181,055,001)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	222,515	(79,925)
Total Credit Risk	222,515	(79,925)
Interest Rate Risk
Futures Contracts (b)	10,372	(4,138)
Purchased Swaptions (c)	2,198,497	-
Swaps (d)	-	(157,271)
Total Interest Rate Risk	2,208,869	(161,409)
Total Value of Derivatives	2,431,384	(241,334)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,824,840,397)	$3,789,256,806
Fidelity Central Funds (cost $92,415,838)	92,905,283

Total Investment in Securities (cost $3,917,256,235)		$3,882,162,089
Cash		1,989
Receivable for investments sold		39,289
Receivable for TBA sale commitments		181,049,409
Receivable for swaps		10,994
Receivable for fund shares sold		10,314,171
Interest receivable		34,201,861
Distributions receivable from Fidelity Central Funds		243,228
Receivable for daily variation margin on centrally cleared swaps		121,023
Bi-lateral OTC swaps, at value		222,515
Prepaid expenses		2,381
Total assets		4,108,368,949
Liabilities
Payable for investments purchased
Regular delivery	$4,635,307
Delayed delivery	344,228,075
TBA sale commitments, at value	181,055,001
Payable for fund shares redeemed	3,011,481
Bi-lateral OTC swaps, at value	79,925
Accrued management fee	1,164,202
Payable for daily variation margin on futures contracts	75,678
Other payables and accrued expenses	107,581
Total liabilities		534,357,250
Net Assets		$3,574,011,699
Net Assets consist of:
Paid in capital		$3,714,392,601
Total accumulated earnings (loss)		(140,380,902)
Net Assets		$3,574,011,699

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($1,030,510,624 ÷ 108,873,831 shares)		$9.47
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,543,501,075 ÷ 268,584,968 shares)		$9.47
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$152,581,995
Income from Fidelity Central Funds (including $11,773 from security lending)		4,079,914
Total income		156,661,909
Expenses
Management fee	$13,194,261
Custodian fees and expenses	176,337
Independent trustees' fees and expenses	8,066
Audit fees	55,586
Legal	3,601
Miscellaneous	37,515
Total expenses before reductions	13,475,366
Expense reductions	(10,333)
Total expenses after reductions		13,465,033
Net Investment income (loss)		143,196,876
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(15,975,280)
Fidelity Central Funds	1,110
Futures contracts	(119,214)
Swaps	(127,279)
Written options	58,382
Total net realized gain (loss)		(16,162,281)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	101,521,452
Fidelity Central Funds	574,522
Futures contracts	202,121
Swaps	(498,287)
TBA sale commitments	(537,243)
Total change in net unrealized appreciation (depreciation)		101,262,565
Net gain (loss)		85,100,284
Net increase (decrease) in net assets resulting from operations		$228,297,160
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$143,196,876	$133,992,510
Net realized gain (loss)	(16,162,281)	(13,175,051)
Change in net unrealized appreciation (depreciation)	101,262,565	(70,170,059)
Net increase (decrease) in net assets resulting from operations	228,297,160	50,647,400
Distributions to shareholders	(143,442,174)	(136,335,721)

Share transactions - net increase (decrease)	239,487,445	213,328,559
Total increase (decrease) in net assets	324,342,431	127,640,238

Net Assets
Beginning of period	3,249,669,268	3,122,029,030
End of period	$3,574,011,699	$3,249,669,268

Financial Highlights
VIP Investment Grade Bond II Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.21	$9.46	$9.29	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.412	.402	.370	.191
Net realized and unrealized gain (loss)	.246	(.245)	.167	(.721)
Total from investment operations	.658	.157	.537	(.530)
Distributions from net investment income	(.398)	(.407)	(.367)	(.180)
Total distributions	(.398)	(.407)	(.367)	(.180)
Net asset value, end of period	$9.47	$9.21	$9.46	$9.29
Total Return D,E,F	7.15%	1.59%	5.91%	(5.31)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38%	.40%	.41%	.40% I
Expenses net of fee waivers, if any	.38%	.40%	.40%	.40% I
Expenses net of all reductions, if any	.38%	.39%	.40%	.40% I
Net investment income (loss)	4.32%	4.22%	3.93%	3.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,030,511	$851,074	$647,893	$528,508
Portfolio turnover rate J	182%	217%	190%	225% I,K

AFor the period May 27, 2022 (commencement of operations) through December 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond II Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.21	$9.46	$9.29	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.409	.399	.367	.189
Net realized and unrealized gain (loss)	.246	(.249)	.167	(.721)
Total from investment operations	.655	.150	.534	(.532)
Distributions from net investment income	(.395)	(.400)	(.364)	(.178)
Total distributions	(.395)	(.400)	(.364)	(.178)
Net asset value, end of period	$9.47	$9.21	$9.46	$9.29
Total Return D,E,F	7.12%	1.52%	5.88%	(5.33)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41%	.42%	.44%	.44% I
Expenses net of fee waivers, if any	.41%	.42%	.44%	.43% I
Expenses net of all reductions, if any	.41%	.42%	.44%	.43% I
Net investment income (loss)	4.29%	4.20%	3.89%	3.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,543,501	$2,398,595	$2,474,136	$2,279,803
Portfolio turnover rate J	182%	217%	190%	225% I,K

AFor the period May 27, 2022 (commencement of operations) through December 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Investment Grade Bond II Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Foreign Securities Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$39,509,782
Gross unrealized depreciation	(76,044,815)
Net unrealized appreciation (depreciation)	$(36,535,033)
Tax Cost	$3,918,677,508

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$725,558
Capital loss carryforward	$(103,980,206)
Net unrealized appreciation (depreciation) on securities and other investments	$(37,126,254)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(45,757,157)
Long-term	(58,223,049)
Total capital loss carryforward	$(103,980,206)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$143,442,174	$ 136,335,721

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Investment Grade Bond II Portfolio
Credit Risk
Swaps	(371,457)	357,234
Total Credit Risk	(371,457)	357,234
Interest Rate Risk
Futures Contracts	(119,214)	202,121
Purchased Options	(666,184)	(443,975)
Written Options	58,382	-
Swaps	244,178	(855,521)
Total Interest Rate Risk	(482,838)	(1,097,375)
Totals	(854,295)	(740,141)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investment Grade Bond II Portfolio	3,516,829,119	3,479,277,746
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.38
Investor Class	.41

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.38
Investor Class	.40

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. ny interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Investment Grade Bond II Portfolio	4,445
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Investment Grade Bond II Portfolio	1,280	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $10,333.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Investment Grade Bond II Portfolio
Distributions to shareholders
Initial Class	$41,420,132	$35,926,042
Investor Class	102,022,042	100,409,679
Total	$143,442,174	$136,335,721
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Investment Grade Bond II Portfolio
Initial Class
Shares sold	34,588,640	46,148,217	$329,300,559	$442,561,844
Reinvestment of distributions	4,377,531	3,839,335	41,408,515	35,926,042
Shares redeemed	(22,507,477)	(26,043,642)	(215,249,471)	(251,204,675)
Net increase (decrease)	16,458,694	23,943,910	$155,459,603	$227,283,211
Investor Class
Shares sold	51,405,391	36,918,102	$493,634,279	$358,152,134
Reinvestment of distributions	10,786,588	10,728,024	102,022,042	100,402,433
Shares redeemed	(53,951,003)	(48,772,088)	(511,628,479)	(472,509,219)
Net increase (decrease)	8,240,976	(1,125,962)	$84,027,842	$(13,954,652)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio
VIP Investment Grade Bond II Portfolio	19%	31%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Investment Grade Bond II Portfolio	91
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Investment Grade Bond II Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Bond II Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of  December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended and for the period from May 27, 2022 (commencement of operations) through December 31, 2022, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of  December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from May 27, 2022 (commencement of operations) through December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 41.13% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $142,230,718 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Investment Grade Bond II Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Investor Class of the fund, the Board considered the effective management fee rate for Investor Class from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for Investor Class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of Investor Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Investor Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Investor Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of Investor Class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of Investor Class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9905666.103
VIGBI-ANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026